UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22811

Bridge Builder Trust

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Helge Lee, Secretary

Bridge Builder Trust

c/o 12555 Manchester Road

Des Peres, MO 63131

(Name and address of agent for service)

414-287-3700

Registrant’s telephone number, including area code

Date of fiscal year end: June 30, 2018

Date of reporting period: June 30, 2018

Item 1. Reports to Stockholders.

Annual Report • June 30, 2018

Bridge Builder Mutual Funds

Letter to Shareholders (Unaudited)

Dear Shareholder,

It is our pleasure to provide you with the Bridge Builder Mutual Funds annual report for the fiscal year ended June 30, 2018. In this report you will find fund performance information, summaries of portfolio holdings, financial statements and other important information about each of the Bridge Builder Mutual Funds.

For details about individual fund performance and market commentary, please refer to the Management’s Discussion of Fund Performance section of this report for each fund.

The Bridge Builder Mutual Funds are available exclusively through Edward Jones Advisory Solutions®, an asset allocation program providing investment advisory services. Each Bridge Builder Fund uses a multi-manager sub-advised structure, where several leading asset management firms are selected to invest a portion of the mutual fund’s assets. Each manager within the mutual fund brings a unique perspective and investment approach. The Bridge Builder Mutual Funds are managed according to the key tenets of our investment philosophy: diversification, high quality and a long-term approach.

Over the course of the past 12 months, one change has been made to the Bridge Builder lineup of sub-advisers. William Blair Investment Management, LLC (“William Blair”) was removed as a sub-adviser to the Bridge Builder Large Cap Growth Fund, effective in November of 2017. The assets that had been managed by William Blair were reallocated to three of the Bridge Builder Large Cap Growth Fund’s remaining sub-advisers: Jennison Associates LLC, Lazard Asset Management, LLC and Sustainable Growth Advisers, LP.

All of the Bridge Builder Mutual Funds’ sub-advisers are selected by Olive Street Investment Advisers, LLC (“Olive Street” or “Adviser”), an affiliate of Edward Jones, and approved by the Board of Trustees of the Bridge Builder Trust. Olive Street strives to combine complementary investment styles, performance patterns and portfolio characteristics that have generally demonstrated a track record of success.

For additional information about the funds, visit www.bridgebuildermutualfunds.com.

We look forward to playing an important role in helping you pursue your financial goals.

Sincerely,

William H. Broderick, III Chairman, Bridge Builder Trust

Ryan T. Robson President, Olive Street Investment Advisers, LLC Principal, Edward Jones Investment Advisory

Annual Report • June 30, 2018	1

Bridge Builder Core Bond Fund

Management’s Discussion of Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Core Bond Fund (the “Fund”) is to provide total return (capital appreciation plus income).

Investment Strategy

The Fund’s assets are allocated across different fixed-income market sectors and maturities. Most of the Fund’s investments are fixed-income securities issued or guaranteed by the U.S. government or its agencies, municipalities or U.S. corporate issuers. The Fund also invests in asset-backed securities, privately-issued securities, floating rate securities and mortgage-related and mortgage-backed securities. The Fund employs a multi-manager sub-advised structure.

Investment Commentary

The Fund returned -0.15% during the fiscal year ended June 30, 2018. The Fund outperformed its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, which returned -0.40% over the same period.

Over the period, the U.S. economy continued to grow at a steady pace and unemployment remained low. Monetary policy in the U.S. continued its shift to tightening mode as the U.S. Federal Reserve (the “Fed”) increased the policy rate three times and began to reduce the size of its balance sheet. Interest rates rose across the maturity spectrum, but the increase was more pronounced in shorter-term yields, resulting in a flatter yield curve. The economic backdrop provided a favorable environment for high yield bonds, as they tend to perform well during periods of growth and are less sensitive to rising rates. U.S. high-yield corporate bonds were one of the top performers within taxable fixed income, generating positive returns. This segment of the fixed-income market outpaced U.S. government bonds as well as investment grade corporates, both of which had negative returns. Securitized bonds, which include both mortgage and asset-backed securities, were slightly positive during the period. Foreign bonds also exhibited strong performance, largely due to the impact of U.S. dollar weakness relative to other major developed-markets’ currencies. Going forward, we continue to expect increased market volatility due to uncertainty surrounding geopolitical headlines, trade tensions, and changes in central bank monetary policy.

Interest-rate positioning was the largest positive contributor to the Fund’s performance over the period. The Fund maintained a shorter duration than its benchmark’s which helped during a rising rate environment since shorter duration bonds generally outperform those with longer duration. Another positive contributor to performance was sector allocation. This was primarily due to the Fund’s overweight position to securitized bonds. Within the securitized sector though, security selection was a detractor.

Investment Sub-advisers

Robert W. Baird & Co. Inc. utilizes a structured, risk-controlled philosophy with a disciplined duration approach to invest its allocated portion of the Fund’s assets.	J.P. Morgan Investment Management, Inc. incorporates a bottom-up, value-oriented approach in managing its allocated portion of the Fund’s assets.	Loomis, Sayles & Company, L.P. employs an investment philosophy that focuses on relative value investing on a risk-adjusted basis, seeking to add value for clients primarily through security selection while managing top-down risks in the portfolio.	PGIM, Inc. uses a team approach to attempt to add value by tilting toward fixed-income sectors that it believes are attractive and by utilizing its extensive research capabilities to choose attractive fixed-income securities within sectors.

2	Annual Report • June 30, 2018

Bridge Builder Core Bond Fund

Management’s Discussion of Fund Performance (Unaudited) (Continued)

The following chart compares the value of a hypothetical $10,000 investment in the Bridge Builder Core Bond Fund from its inception (October 28, 2013) to June 30, 2018 as compared with the Bloomberg Barclays U.S. Aggregate Bond Index.

Growth of a Hypothetical $10,000 Investment as of June 30, 2018

vs.

Bloomberg Barclays U.S. Aggregate Bond Index

Average Annual Total Returns as of June 30, 2018

	1 Year	3 Years	Since Inception (10/28/2013)
Bridge Builder Core Bond Fund	-0.15%	2.18%	2.46%
Bloomberg Barclays U.S. Aggregate Bond Index	-0.40%	1.72%	2.12%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.37%(1) and 0.17%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Security Type Breakdown	(% of Investments)
Mortgage-Backed Obligations	32.7%
Corporate Bonds	28.9
Government Related	20.8
Asset-Backed Obligations	11.4
Short-Term Investments	6.2
Preferred Stocks	0.0	*

*	Amount less than 0.05%.

Annual Report • June 30, 2018	3

Bridge Builder Core Plus Bond Fund

Management’s Discussion of Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Core Plus Bond Fund (the “Fund”) is to provide total return (capital appreciation plus income).

Investment Strategy

The Fund’s assets are allocated across different fixed-income market sectors and maturities. Most of the Fund’s investments are fixed-income securities issued or guaranteed by the U.S. government or its agencies, municipalities or U.S. corporate issuers. The Fund also invests in asset-backed securities, privately-issued securities, floating rate securities, and mortgage-related and mortgage-backed securities. The Fund may invest in high-yield securities deemed below investment grade, and securities issued by foreign entities, including emerging market securities. The Fund employs a multi-manager sub-advised structure.

Investment Commentary

The Fund returned 0.18% during the fiscal year ended June 30, 2018. The Fund outperformed its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, which returned -0.40% over the same period.

The U.S. economy continued to grow at a steady pace and unemployment remained low. Monetary policy in the U.S. shifted to tightening mode as the Fed increased the policy rate three times and began to reduce its balance sheet’s size. Interest rates rose across the maturity spectrum, but the increase was more pronounced in shorter-term yields, resulting in a flatter yield curve. The economic backdrop provided a favorable environment for high yield corporate bonds, as they tend to perform well during periods of growth and are often less sensitive to rising rates. U.S. high-yield corporate bonds were one of the top performers within taxable fixed income, outpacing U.S. government bonds as well as investment grade corporates, which both returned negative performance. Securitized bonds were slightly positive during the period. Foreign bonds also returned a strong performance, largely due to the impact of U.S. dollar weakness relative to other major developed-markets currencies. Going forward, we continue to expect increased market volatility due to uncertainty surrounding geopolitical headlines, trade tensions, and changes in central bank monetary policy.

Interest-rate positioning was the largest positive contributor to the Fund’s performance over the period. The Fund maintained a shorter duration than its benchmark’s which helped during a rising rate environment since shorter duration bonds generally outperform those with longer duration. Another contributor to outperformance was the Fund’s exposure to U.S. high-yield corporate bonds, which are not included in the Fund’s benchmark. These securities performed well over the last year due to higher coupon payments, limited new issuance supply, and less sensitivity to rising rates. Other out-of-benchmark positions, including non-agency mortgage-backed securities, also contributed to the Fund’s outperformance.

Investment Sub-advisers

Pacific Investment Management Company LLC seeks to achieve the Fund’s investment objective by investing in a multi-sector portfolio of fixed-income instruments of varying maturities, which may be represented by derivatives such as futures, forward foreign currency exchange contracts or swap contracts.	Loomis, Sayles & Company, L.P. generally seeks fixed-income securities of issuers whose credit profiles it believes are improving. Loomis Sayles relies primarily on issue selection as the key driver to investment performance. Loomis Sayles also analyzes different sectors of the economy and differences in the yields of various fixed-income securities in an effort to find securities that it believes may produce attractive returns in comparison to these securities’ risks.	Metropolitan West Asset Management, LLC employs a value-oriented fixed-income management philosophy and an investment process predicated on a long-term economic outlook.	T. Rowe Price Associates, Inc. emphasizes the value of in-depth fundamental research, diversification and risk management practices. T. Rowe Price’s strategy integrates top-down sector allocation with bottom-up security selection in pursuit of the Fund’s investment objective.

4	Annual Report • June 30, 2018

Bridge Builder Core Plus Bond Fund

Management’s Discussion of Fund Performance (Unaudited) (Continued)

The following chart compares the value of a hypothetical $10,000 investment in the Bridge Builder Core Plus Bond Fund from its inception (July 13, 2015) to June 30, 2018 as compared with the Bloomberg Barclays U.S. Aggregate Bond Index.

Growth of a Hypothetical $10,000 Investment as of June 30, 2018

vs.

Bloomberg Barclays U.S. Aggregate Bond Index

Average Annual Total Returns of June 30, 2018

	1 Year	Since Inception (7/13/2015)
Bridge Builder Core Plus Bond Fund	0.18%	2.16%
Bloomberg Barclays U.S. Aggregate Bond Index	-0.40%	1.85%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.41%(1) and 0.19%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Security Type Breakdown	(% of Investments)
Corporate Bonds	32.3%
Government Related	21.7
Mortgage-Backed Obligations	19.7
Short-Term Investments	12.2
Asset-Backed Obligations	12.0
Bank Loans	2.0
Preferred Stocks	0.1
Common Stocks	0.0	*
*	Amount less than 0.05%.

Annual Report • June 30, 2018	5

Bridge Builder Municipal Bond Fund

Management’s Discussion of Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Municipal Bond Fund (the “Fund”) is to provide current income exempt from federal tax, with a secondary goal of preservation of investment principal.

Investment Strategy

The Fund invests, under normal conditions, at least 80% of its net assets in municipal securities of any maturity or duration whose interest is exempt from federal income tax. Municipal securities include debt obligations issued by or on behalf of a governmental entity or other qualifying issuer that pay interest that is generally excludable from gross income for federal income tax purposes. Interest may be includable in taxable income for investors subject to the federal alternative minimum tax. The Fund employs a multi-manager sub-advised structure.

Investment Commentary

For the fiscal year ended June 30, 2018, the Fund returned 1.62%, outperforming its benchmark, the Bloomberg Barclays Municipal 1-15 Year Index, which returned 1.01% during the same period. The U.S. economy continued to grow at a steady pace and unemployment remained low. Monetary policy in the U.S. shifted to tightening mode as the Fed increased the policy rate three times and also began the reduction of its balance sheet. Interest rates rose across the spectrum, but the shape of the yield curve flattened, meaning that short-term rates increased more so than intermediate and longer-term rates. The municipal bond market exhibited positive returns over the past year. The robust economic backdrop provided a favorable environment for bonds with relatively lower credit ratings, as lower quality bonds largely outperformed those of higher credit quality. Revenue bonds generally outperformed general obligation issues, as well. The rate environment favored longer-term bonds over short-term ones, as short-term rates increased faster than those on the long-end of the curve. Generally, when interest rates rise, bond prices fall. Additionally, municipal bonds benefited from favorable supply/demand conditions that resulted from the passage of tax reform. Going forward, we continue to expect increased market volatility due to uncertainty surrounding geopolitical headlines, trade tensions and changes in central bank monetary policy.

Over the year, the Fund’s allocation to high-yield bonds was a strong contributor to outperformance over the index. Conversely, the Fund’s allocation to short-term detracted from performance. The Fund benefited from holding longer-maturity bonds that performed well due to the flattening yield curve over the time period. The Fund’s largest allocation was to revenue bonds, which outperformed general obligation bonds. Security selection and interest rate positioning also contributed meaningfully to performance. The Fund invested in better performing bonds across multiple sectors, especially within the revenue, transportation and hospital sectors.

Investment Sub-advisers

FIAM LLC allocates assets across different market sectors and maturities, normally investing in investment-grade municipal securities. When selecting investments, FIAM analyzes issuer credit quality, security-specific features, current and potential future valuation and trading opportunities.	T. Rowe Price Associates Inc.’s investment approach emphasizes in-depth fundamental research, diversification, and strict risk management practices in the pursuit of the Fund’s investment objective. Investment decisions reflect the portfolio managers’ outlook for interest rates and the economy, as well as the prices, yields and credit quality of various municipal securities.	Wells Capital Management, Inc. starts its investment process with a top-down, macroeconomic outlook. Wells Capital Management’s security selection is based on several factors including improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities.

6	Annual Report • June 30, 2018

Bridge Builder Municipal Bond Fund

Management’s Discussion of Fund Performance (Unaudited) (Continued)

The following chart compares the value of a hypothetical $10,000 investment in the Bridge Builder Municipal Bond Fund from its inception (September 14, 2015) to June 30, 2018 as compared with the Bloomberg Barclays Municipal 1-15 Year Index.

Growth of a Hypothetical $10,000 Investment as of June 30, 2018

vs.

Bloomberg Barclays Municipal 1-15 Year Index

Average Annual Total Returns as of June 30, 2018

	1 Year	Since Inception (9/14/2015)
Bridge Builder Municipal Bond Fund	1.62%	2.38%
Bloomberg Barclays Municipal 1-15 Year Index	1.01%	2.21%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.41%(1) and 0.22%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Security Type Breakdown	(% of Investments)
General Obligation	24.9%
General Revenue	22.9
Healthcare	15.6
Transportation	14.2
Education	11.2
Utilities	7.4
Housing	2.4
Short-Term Investments	1.4

Breakdown by State	(% of Long-Term Investments)
Texas	11.4%
Illinois	10.6
New York	9.9
Florida	6.6
Pennsylvania	5.8
California	4.0
Virginia	3.8
Michigan	3.6
Connecticut	3.5
Maryland	3.4
Other	37.4

Annual Report • June 30, 2018	7

Bridge Builder Large Cap Growth Fund

Management’s Discussion of Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Large Cap Growth Fund (the “Fund”) is to provide capital appreciation.

Investment Strategy

The Fund primarily invests in equity securities of large-capitalization companies, which are defined as those companies whose market capitalizations typically fall within the range of the Russell 1000® Index. The Fund follows an investing style that favors growth investments and employs a multi-manager sub-advised structure.

Investment Commentary

For the fiscal year ended June 30, 2018, the Fund returned 17.66%, underperforming its benchmark, the Russell 1000® Growth Index, which returned 22.51%. The underperformance was primarily caused by having less exposure to the overall technology sector, as well as underweights to the top performing names within the technology and consumer discretionary sectors. Underweight positions within both materials and consumer staples benefited relative performance for the year.

For the year, within large capitalization stocks, the technology, consumer discretionary and energy sectors led the broad market. Conversely, consumer staples, telecom, and utilities were the worst performing sectors of the market over this period. Within the large-capitalization portion of the market, growth stocks outperformed value stocks for the one-year period.

Looking forward, we believe the economy in the U.S. to be fundamentally strong and growing. However, this bull market has run for more than nine years and seems positioned to continue down a rougher road ahead. The positive fundamentals of economic and earnings growth appear intact, supporting modest but below-average equity returns, as we think we’ve moved into a later stage in the market cycle, with rising interest rates and more volatility.

Investment Sub-advisers*

Lazard Asset Management LLC invests primarily in equity securities of U.S. companies that have strong and/or improving financial productivity and are undervalued based on their earnings, cash flow or asset values.	Sustainable Growth Advisers, LP seeks to identify large-capitalization companies that exhibit characteristics such as pricing power, repeat revenue streams and global reach that seem to have the potential for long-term earnings growth within the context of low business risk.	Jennison Associates LLC invests in companies that have strong capital appreciation potential. It follows a highly disciplined investment selection and management process of identifying companies that show superior absolute and relative earnings growth and are believed to be attractively valued.	BlackRock Investment Management, LLC invests in equity securities with the objective of approximating the capitalization weighted total rate of return of the segment of the United States market for publicly traded equity securities represented by the Russell 1000® Growth Index.

*	Effective November 29, 2017, William Blair Investment Management, LLC no longer manages assets within the Fund.

8	Annual Report • June 30, 2018

Bridge Builder Large Cap Growth Fund

Management’s Discussion of Fund Performance (Unaudited) (Continued)

The following chart compares the value of a hypothetical $10,000 investment in the Bridge Builder Large Cap Growth Fund from its inception (April 27, 2015) to June 30, 2018 as compared with the Russell 1000® Growth Index.

Growth of a Hypothetical $10,000 Investment as of June 30, 2018

vs.

Russell 1000® Growth Index

Average Annual Total Returns as of June 30, 2018

	1 Year	3 Years	Since Inception (4/27/2015)
Bridge Builder Large Cap Growth Fund	17.66%	12.07%	10.76%
Russell 1000® Growth Index	22.51%	14.98%	13.32%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.48%(1) and 0.29%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Information Technology	35.9%
Consumer Discretionary	19.6
Healthcare	12.9
Industrials	7.1
Financials	6.8
Energy	5.1
Consumer Staples	5.1
Short-Term Investments	3.1
Materials	2.2
Real Estate	2.2
Telecommunication Services	0.0	*

*	Amount less than 0.05%.

Top Ten Equity Holdings	(% of Net Assets)
Microsoft Corp.	4.0%
Apple, Inc.	3.2
Amazon.com, Inc.	3.0
Visa, Inc.	2.8
Alphabet, Inc. - Class A	2.6
Alphabet, Inc. - Class C	2.1
Lowes Companies, Inc.	2.1
Schlumberger Ltd.	2.0
Salesforce.com, Inc.	1.8
UnitedHealth Group, Inc.	1.6

Annual Report • June 30, 2018	9

Bridge Builder Large Cap Value Fund

Management’s Discussion of Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Large Cap Value Fund (the “Fund”) is to provide capital appreciation.

Investment Strategy

The Fund primarily invests in equity securities of large-capitalization companies, which are defined as those companies whose market capitalizations typically fall within the range of the Russell 1000® Index. The Fund follows an investing style that favors value investments and employs a multi-manager sub-advised structure.

Investment Commentary

For the fiscal year ended June 30, 2018, the Fund returned 9.01%, outperforming its benchmark, the Russell 1000® Value Index, which returned 6.77%. Compared to the benchmark, the majority of the Fund’s outperformance was driven by strong stock selection in the industrials, energy and consumer staples sectors as well as an overweight allocation to the technology sector. Performance detractors for the year were isolated within the healthcare and financial sectors. Modest cash allocations within the Fund also detracted from the Fund’s performance given the strong equity market return.

For the year, within large capitalization stocks, technology, consumer discretionary and energy led the broad market. Conversely, consumer staples, telecom, and utilities were the worst performing sectors of the market over this period. Within the large-capitalization portion of the market, growth stocks outperformed value stocks for the one-year period.

Looking forward, we believe the economy in the U.S. to be fundamentally strong and growing. However, this bull market has run for more than nine years and seems positioned to continue down a rougher road ahead. The positive fundamentals of economic and earnings growth appear intact, supporting modest but below-average equity returns, as we think we’ve moved into a later stage in the market cycle, with rising interest rates and more volatility.

Investment Sub-advisers

Artisan Partners Limited Partnership employs a fundamental investment process to construct a diversified portfolio of equity securities that are undervalued, in solid financial condition and have attractive business economics.	Barrow, Hanley, Mewhinney & Strauss, LLC believes that equity market inefficiencies can best be exploited through adherence to a value-oriented investment process dedicated to the selection of securities on a bottom-up basis. Barrow Hanley implements this strategy by seeking to construct portfolios of individual stocks that reflect three value characteristics: price/earnings and price/book ratios below the market and dividend yields above the market (as measured by the S&P 500 Index).	Wellington Management Company, LLP uses substantial proprietary, fundamental research resources to identify companies with superior prospects for dividend growth and capital appreciation that sell at reasonable valuation levels. Wellington Management believes that above-average growth in dividends is an effective and often overlooked indicator of higher quality, shareholder-oriented companies that have the ability to produce consistent, above-average returns over the long-term.	BlackRock Investment Management, LLC invests in equity securities with the objective of approximating the capitalization weighted total rate of return of the segment of the United States market for publicly traded equity securities represented by the Russell 1000® Value Index.

10	Annual Report • June 30, 2018

Bridge Builder Large Cap Value Fund

Management’s Discussion of Fund Performance (Unaudited) (Continued)

The following chart compares the value of a hypothetical $10,000 investment in the Bridge Builder Large Cap Value Fund from its inception (April 27, 2015) to June 30, 2018 as compared with the Russell 1000® Value Index.

Growth of a Hypothetical $10,000 Investment as of June 30, 2018

vs.

Russell 1000® Value Index

Average Annual Total Returns as of June 30, 2018

	1 Year	3 Years	Since Inception (4/27/2015)
Bridge Builder Large Cap Value Fund	9.01%	9.41%	8.31%
Russell 1000® Value Index	6.77%	8.26%	7.34%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.48%(1) and 0.31%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Financials	19.5%
Consumer Discretionary	13.6
Information Technology	12.4
Healthcare	11.8
Industrials	11.3
Energy	9.7
Consumer Staples	7.0
Materials	6.3
Short-Term Investments	4.1
Real Estate	2.6
Utilities	1.3
Telecommunication Services	0.4

Top Ten Equity Holdings	(% of Net Assets)
Medtronic Plc	1.9%
Citigroup, Inc.	1.7
Berkshire Hathaway, Inc.	1.7
Microsoft Corp.	1.6
Wells Fargo & Co.	1.4
UnitedHealth Group, Inc.	1.3
Hess Corp.	1.3
Chubb Ltd.	1.3
Nike, Inc.	1.3
American Express Co.	1.3

Annual Report • June 30, 2018	11

Bridge Builder Small/Mid Cap Growth Fund

Management’s Discussion of Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Small/Mid Cap Growth Fund (the “Fund”) is to provide capital appreciation.

Investment Strategy

The Fund primarily invests in equity securities of small- and mid-capitalization companies, which are defined as those companies whose market capitalizations typically fall within the range of the Russell MidCap® Index and the Russell 2000® Index. The Fund follows an investing style that favors growth investments and employs a multi-manager sub-advised structure.

Investment Commentary

For the fiscal year ended June 30, 2018, the Fund returned 18.96%, while its benchmark, the Russell 2500® Growth Index, returned 21.53% for the period, which resulted in overall underperformance. Compared to its benchmark, healthcare stock selection, particularly an overweight to medical equipment companies, accounted for the majority of the Fund’s underperformance compared to the benchmark. Modest cash allocations within the Fund also detracted given the strong equity market return. Stock selection within the technology sector was very strong over the time period and contributed positively to Fund performance.

For the year, small-capitalization stocks outperformed mid-capitalization stocks. The technology and energy sectors led the broader market. Conversely, the income-related sectors (consumer staples, utilities, real estate and telecommunications) underperformed the broader market. Within both the mid-capitalization and small-capitalization segments of the market, growth stocks outperformed value stocks.

Looking forward, we believe the economy in the U.S. to be fundamentally strong and growing. However, this bull market has run for more than nine years and seems positioned to continue down a rougher road ahead. The positive fundamentals of economic and earnings growth appear intact, supporting modest but below-average equity returns, as we think we’ve moved into a later stage in the market cycle, with rising interest rates and more volatility.

Investment Sub-advisers

Eagle Asset Management, Inc. invests primarily in small-capitalization companies. The team generally focuses on investing in small-capitalization companies that demonstrate growth potential at a price that does not appear to reflect the company’s true underlying value. The portfolio managers use a three-pronged investment philosophy: quality, valuation and balance.	Champlain Investment Partners, LLC seeks capital appreciation by investing mainly in common stocks of medium-sized companies that it believes have strong long-term fundamentals, superior capital appreciation potential and attractive valuations. Champlain expects to identify a diversified universe of medium-sized companies that trade at a discount to their estimated or intrinsic fair values.	ClearBridge Investments, LLC invests primarily in mid-capitalization companies. The team normally invests in stocks selected for their long-term growth potential. The portfolio managers conduct bottom-up, fundamental research and look for attractive valuations, favorable growth and attractive risk/reward profiles, and strong free cash flow and balance sheets.	BlackRock Investment Management, LLC invests in equity securities with the objective of approximating the capitalization-weighted total rate of return of the segment of the United States market for publicly traded equity securities represented by the Russell Midcap® Growth Index, which tracks the performance of mid-capitalization companies, and the Russell 2000® Growth Index, which tracks the performance of small-capitalization companies.	Stephens Investment Management Group, LLC employs a disciplined, bottom-up investment selection process that combines rigorous fundamental analysis with quantitative screening in an effort to identify companies that exhibit potential for superior earnings growth that is unrecognized by the markets.

12	Annual Report • June 30, 2018

Bridge Builder Small/Mid Cap Growth Fund

Management’s Discussion of Fund Performance (Unaudited) (Continued)

The following chart compares the value of a hypothetical $10,000 investment in the Bridge Builder Small/Mid Cap Growth Fund from its inception (April 27, 2015) to June 30, 2018 as compared with the Russell 2500® Growth Index.

Growth of a Hypothetical $10,000 Investment as of June 30, 2018

vs.

Russell 2500® Growth Index

Average Annual Total Returns as of June 30, 2018

	1 Year	3 Years	Since Inception (4/27/2015)
Bridge Builder Small/Mid Cap Growth Fund	18.96%	11.36%	10.56%
Russell 2500® Growth Index	21.53%	10.86%	10.32%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.69%(1) and 0.44%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Information Technology	24.3%
Healthcare	19.9
Industrials	15.2
Consumer Discretionary	12.9
Financials	9.9
Consumer Staples	5.6
Materials	4.9
Short-Term Investments	2.8
Real Estate	2.6
Energy	1.7
Telecommunication Services	0.2
Utilities	0.0	*

*	Amount less than 0.05%.

Top Ten Equity Holdings	(% of Net Assets)
Splunk, Inc.	1.5%
Workday, Inc.	1.5
Palo Alto Networks, Inc.	1.4
Rockwell Automation, Inc.	1.2
Integra LifeSciences Holdings Corp.	1.1
IDEX Corp.	1.1
Fortinet, Inc.	1.1
Ross Stores, Inc.	1.0
GrubHub, Inc.	1.0
AptarGroup, Inc.	1.0

Annual Report • June 30, 2018	13

Bridge Builder Small/Mid Cap Value Fund

Management’s Discussion of Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Small/Mid Cap Value Fund (the “Fund”) is to provide capital appreciation.

Investment Strategy

The Fund primarily invests in equity securities of small- and mid-capitalization companies, which are defined as those companies whose market capitalizations typically fall within the range of the Russell MidCap® Index and the Russell 2000® Index. The Fund follows an investing style that favors value investments and employs a multi-manager sub-advised structure.

Investment Commentary

For the fiscal year ended June 30, 2018, the Fund returned 8.62%, while its benchmark, the Russell 2500® Value Index, returned 11.49% for the period, which resulted in underperformance. Compared to its benchmark, essentially all of the relative underperformance was driven by negative stock selection within the consumer discretionary, industrials and utility sectors. Modest cash allocations within the Fund also detracted given the strong equity market return. The Fund benefited from an underweight allocation to the real estate sector and strong stock selection within the technology and financial sectors, all of which helped offset negative contributions from stock selection in other sectors.

For the year, small-capitalization stocks outperformed mid-capitalization stocks. The technology and energy sectors led the broader market. Conversely, the income-related sectors (consumer staples, utilities, real estate and telecommunications) underperformed the broader market. Within both the mid-capitalization and small capitalization segments of the market, growth stocks outperformed value stocks.

Looking forward, we believe the economy in the U.S. to be fundamentally strong and growing. However, this bull market has run for more than nine years and seems positioned to continue down a rougher road ahead. The positive fundamentals of economic and earnings growth appear intact, supporting modest but below-average equity returns, as we think we’ve moved into a later stage in the market cycle, with rising interest rates and more volatility.

Investment Sub-advisers

Vaughan Nelson Investment Management, LP uses a bottom-up value-oriented investment process. Vaughan Nelson seeks companies that typically possess one or more of the following attributes: companies earning a positive return on capital with stable-to-improving returns, valued at a discount to their asset value and/or having an attractive and sustainable dividend level.	Boston Partners Global Investors, Inc. primarily invests in medium-capitalization companies and uses bottom-up fundamental analysis to make investment decisions. Boston Partners’ strategy seeks to add value through bottom-up stock selection. The strategy is designed to identify companies with attractive valuation, sound business fundamentals and improving business momentum.	Silvercrest Asset Management Group LLC invests in small-capitalization companies that typically possess one or more of the following attributes: business that results in relatively consistent longer-term earnings and cash flow growth, franchise/asset value that may make the company attractive to potential acquirers, cyclically depressed earnings and/or cash flow that has potential for improvement, or a catalyst that will promote recognition of the company’s undervalued status.	Advisory Research, Inc. uses a bottom-up approach that seeks to identify companies with attractive valuations relative to net asset value. The strategy invests in stocks that Advisory Research believes are profitable, undervalued on a price-to-book basis and exhibit low levels of leverage.	BlackRock Investment Management, LLC invests in equity securities with the objective of approximating the capitalization-weighted total rate of return of the segment of the United States market for publicly traded equity securities represented by the Russell Midcap® Value Index, which tracks the performance of mid-capitalization companies, and the Russell 2000® Value Index, which tracks the performance of small-capitalization companies.

LSV Asset Management

primarily invests in medium-capitalization companies. LSV uses a bottom-up investment style, seeking to identify companies that are trading at prices substantially below their intrinsic value.

14	Annual Report • June 30, 2018

Bridge Builder Small/Mid Cap Value Fund

Management’s Discussion of Fund Performance (Unaudited) (Continued)

The following chart compares the value of a hypothetical $10,000 investment in the Bridge Builder Small/Mid Cap Value Fund from its inception (April 27, 2015) to June 30, 2018 as compared with the Russell 2500® Value Index.

Growth of a Hypothetical $10,000 Investment as of June 30, 2018

vs.

Russell 2500® Value Index

Average Annual Total Returns as of June 30, 2018

	1 Year	3 Years	Since Inception (4/27/2015)
Bridge Builder Small/Mid Cap Value Fund	8.62%	7.60%	6.72%
Russell 2500® Value Index	11.49%	9.76%	8.78%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.76%(1) and 0.54%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Financials	23.5%
Industrials	14.9
Information Technology	13.7
Consumer Discretionary	11.1
Real Estate	7.7
Energy	7.5
Utilities	6.4
Materials	6.0
Healthcare	4.3
Short-Term Investments	2.5
Consumer Staples	2.2
Telecommunication Services	0.2

Top Ten Equity Holdings	(% of Net Assets)
Fidelity National Information Services, Inc.	1.0%
WPX Energy, Inc.	0.9
Reinsurance Group of America, Inc.	0.8
Discover Financial Services	0.6
Bank of NT Butterfield & Son Ltd.	0.6
Crown Holdings, Inc.	0.6
Masonite International Corp.	0.6
Synchrony Financial	0.6
Energen Corp.	0.6
Avnet, Inc.	0.5

Annual Report • June 30, 2018	15

Bridge Builder International Equity Fund

Management’s Discussion of Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder International Equity Fund (the “Fund”) is to provide capital appreciation.

Investment Strategy

The Fund primarily invests in non-U.S. dollar denominated securities of large-capitalization companies that derive a majority of their revenues or profits from a country or countries other than the United States. The Fund employs a multi-manager sub-advised structure.

Investment Commentary

For the fiscal year ended June 30, 2018, the Fund returned 6.85%, while its benchmark, the MSCI EAFE Index, returned 6.84%, which resulted in relative outperformance of 0.01%. Select Eurozone countries such as Germany underperformed the broader market, while the U.K. and Japan outperformed. The U.S. dollar generally depreciated versus the currencies of other developed regions, boosting returns of international securities for U.S. investors. Energy, information technology, and materials outperformed all other sectors, as telecommunication services and financials lagged. In developed markets, growth stocks outperformed value stocks, and small-capitalization stocks outperformed large-capitalization stocks. We continue to expect increased market volatility from geopolitical headlines, trade tensions, and changes in monetary policy.

Compared to its benchmark, the Fund was most underweight in financials and materials. The financials underweight supported relative returns while the underweight in materials detracted from the Fund’s performance. An overweight in technology also boosted relative returns. The Fund also differed from its benchmark in that it had an allocation to emerging markets which outperformed developed market for the fiscal year. Positive stock selection, especially in emerging markets and in the consumer staples, financials and healthcare sectors supported relative returns and offset the negative stock selection in the energy and industrials sectors.

Investment Sub-advisers

Baillie Gifford Overseas Limited primarily uses proprietary, fundamental research to identify companies for investment that can exhibit sustained, above-average growth with attractive financial characteristics and sustainable competitive advantages. When evaluating individual companies for investment, Baillie Gifford normally focuses on growth/quality, management, valuation and sell discipline.	BlackRock Investment Management, LLC’s equity index strategies invest in portfolios of international equity securities with the objective of approximating as closely as practicable the capitalization weighted total rates of return of the markets in certain countries for value and growth equity securities traded outside the United States, as represented by the MSCI EAFE Growth and MSCI EAFE Value Indices.	Edinburgh Partners Limited employs a disciplined, value-oriented, global investment strategy to select stocks. Edinburgh Partners aims to identify and buy undervalued non-U.S. companies, including those in the emerging markets, and hold them until share prices reflect their long-term earnings potential.	Manning & Napier Advisors, LLC uses a bottom up strategy focusing on individual security selection to choose stocks from companies outside the U.S. Manning & Napier uses fundamental analysis to look for companies trading at attractive valuations and for strong strategic profiles, companies with competitive strength in rebounding industries, and businesses going through restructuring.

Pzena Investment Management, LLC focuses on deep value investing, seeking to identify international securities that are trading at prices substantially below their intrinsic value but have solid long term prospects.

	Mondrian Investment Partners Limited employs an active, value-oriented approach to managing international equities, and invests in securities where rigorous dividend discount analysis identifies value in terms of the long-term flow of income. The philosophy is built upon the assumption that dividend yield and future real growth are critical in determining a company’s total expected return and that the dividend component will be a meaningful portion of the expected return over time.	WCM Investment Management uses a bottom-up approach that seeks to identify companies with attractive fundamentals, such as long-term growth in revenue and earnings, and that show a high probability for superior future growth. WCM’s investment process focuses on seeking industry-leading companies that WCM believes possess growing competitive advantages; corporate cultures emphasizing strong, quality and experienced management; low or no debt; and attractive relative valuations.

16	Annual Report • June 30, 2018

Bridge Builder International Equity Fund

Management’s Discussion of Fund Performance (Unaudited) (Continued)

The following chart compares the value of a hypothetical $10,000 investment in the Bridge Builder International Equity Fund from its inception (July 6, 2015) to June 30, 2018 as compared with the MSCI EAFE Index.

Growth of a Hypothetical $10,000 Investment as of June 30, 2018

vs.

MSCI EAFE Index

Average Annual Total Returns as of June 30, 2018

	1 Year	Since Inception (7/06/2015)
Bridge Builder International Equity Fund	6.85%	6.44%
MSCI EAFE Index	6.84%	5.35%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.68%(1) and 0.43%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Financials	17.5%
Consumer Discretionary	14.1
Information Technology	12.9
Industrials	12.6
Healthcare	10.9
Consumer Staples	10.8
Energy	6.8
Telecommunication Services	4.6
Materials	3.5
Short-Term Investments	3.0
Utilities	2.5
Real Estate	0.8

Country Breakdown	(% of Long-Term Investments)
Japan	16.7%
United Kingdom	15.1
Switzerland	7.3
France	6.7
Germany	5.9
Netherlands	5.5
Hong Kong	4.9
China	4.2
Spain	4.0
Italy	3.4
Other	26.3

Top Ten Equity Holdings	(% of Net Assets)
Tesco Plc	1.6%
Eni SpA	1.5
BP Plc	1.3
Sanofi SA	1.3
China Mobile Ltd.	1.2
Roche Holding AG	1.1
Novartis AG	1.1
Koninklijke Ahold Delhaize NV	1.1
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR	1.0
CK Hutchison Holdings Ltd.	1.0

ADR American Depositary Receipt

Annual Report • June 30, 2018	17

Bridge Builder Mutual Funds

Management’s Discussion of Fund Performance (Unaudited)

Disclosures

(1)	The Gross Expense Ratio, per the Fund’s prospectus, includes all categories of expenses before any expense reductions or fee waivers.
(2)

Olive Street has contractually agreed, until at least October 28, 2018, to waive its management fees to the extent management fees to be paid to the Adviser exceed the management fees the Fund is required to pay the Fund’s sub-advisers. This contractual agreement may only be changed or eliminated with the approval of the Board of Trustees. Such waivers are not subject to recoupment by Olive Street.

(3)	Fund holdings, sector and portfolio characteristics are subject to change at any time and are not recommendations to buy or sell any security.

Mutual fund investing involves risk. The value of your investment in a Fund could go down as well as up. Investing in the bond market is subject to certain risks including market, credit, interest-rate and liquidity. Investments in asset-backed, mortgage-related and mortgage- backed securities may be more sensitive to changes in interest rates, prepayments and impairment of the value of the collateral underlying the security. Investments in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The risks to the municipal bond market can include unusual volatility, liquidity issues, the inability of the issuer to repay the obligation and a tax risk to the investor if the municipal obligation fails to meet requirements. There is no guarantee that all of the municipal bond income will remain exempt from federal or state income taxes. Investments in municipal securities may be adversely affected by unfavorable legislative or political developments and economic developments that impact the financial condition of municipal issuers. Investments in large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies. Investments in small- and mid-cap companies may involve additional risks such as limited liquidity and greater volatility than larger companies. Investments in non-U.S. dollar-denominated foreign securities (including emerging market securities) may be more sensitive to currency fluctuations, political and economic instability, differing government regulations and liquidity risk. Multi-manager and multi-style management may lead to overlapping securities transactions and higher transaction expenses compared to single investment management styles. Outcomes depend on the skill of the sub-advisers and adviser and the allocation of assets amongst them.

You cannot invest directly in an index.

DEFINITIONS

Bloomberg Barclays U.S. Aggregate Bond Index measures the performance of the U.S. dollar-denominated investment grade, fixed-rate taxable bond market.

Bloomberg Barclays Municipal 1-15 Year Index (1-17) is a subset of the Bloomberg Barclays Municipal Bond Index covering only maturities between 1 and 17 years. The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of tax-exempt bonds with maturities greater than one year and a minimum credit rating of Baa.

Duration is a measure of the sensitivity of the price of a fixed-income security (or a portfolio of fixed-income securities) to changes in interest rates.

Free Cash Flow is a measure of financial performance calculated as operating cash flow minus capital expenditures. Free cash flow represents the cash that a company is able to generate after laying out the money required to maintain or expand its asset base. Free cash flow is important because it allows a company to pursue opportunities that enhance shareholder value. Without cash, it’s tough to develop new products, make acquisitions, pay dividends and reduce debt.

The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index is an unmanaged index of over 900 companies, and is a generally accepted benchmark for major overseas markets.

Price to Earnings Ratio is a valuation ratio of a company’s current share price compared to its per-share earnings. It is calculated by dividing the current closing price of the stock by the earnings per share of the last four quarters.

Price to Book Ratio is a ratio used to compare a stock’s market value to its book value. It is calculated by dividing the current closing price of the stock by the latest quarter’s book value per share.

The Russell 1000® Index consists of the largest 1,000 companies in a group of 3,000 U.S. companies in the Russell 3000® Index, as ranked by market capitalization.

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values.

The Russell 2000® Index consists of the smallest 2,000 companies in a group of 3,000 U.S. companies in the Russell 3000® Index, as ranked by market capitalization.

18	Annual Report • June 30, 2018

Bridge Builder Mutual Funds

Management’s Discussion of Fund Performance (Unaudited) (Continued)

The Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 2000® Value Index measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2500® Growth Index measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500® Index companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 2500® Value Index measures the performance of the small- to mid-cap value segment of the U.S. equity universe. It includes those Russell 2500® Index companies with lower price-to-book and lower forecasted growth values.

The Russell 3000® Index measures the performance of the 3,000 largest publicly held companies incorporated in the U.S. based on market capitalization.

The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe.

The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values.

The Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

The S&P 500 Index, an unmanaged index, consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value.

Annual Report • June 30, 2018	19

Bridge Builder Mutual Funds

Fund Expense Examples (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) ongoing costs, including management fees and other Fund expenses; and (2) Edward Jones Advisory Solutions® program and administrative fees, which are charged outside of the Funds. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The Examples are based on $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the applicable line under the heading titled “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs of owning shares of a Fund only and do not reflect annual Edward Jones Advisory Solutions® program and administrative fees. If fees of Edward Jones Advisory Solutions® had been included, your costs would have been higher. The second line of the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

		Beginning account value	Ending account value	Annualized expense ratio	Expenses paid during the period*
Bridge Builder Core Bond Fund				0.14%
	Actual	$1,000.00	$984.10		$0.69
	Hypothetical	1,000.00	1,024.10		0.70
Bridge Builder Core Plus Bond Fund				0.19
	Actual	1,000.00	987.00		0.94
	Hypothetical	1,000.00	1,023.85		0.95
Bridge Builder Municipal Bond Fund				0.18
	Actual	1,000.00	1,000.00		0.89
	Hypothetical	1,000.00	1,023.90		0.90
Bridge Builder Large Cap Growth Fund				0.23
	Actual	1,000.00	1,063.70		1.18
	Hypothetical	1,000.00	1,023.65		1.15
Bridge Builder Large Cap Value Fund				0.26
	Actual	1,000.00	999.70		1.29
	Hypothetical	1,000.00	1,023.51		1.30
Bridge Builder Small/Mid Cap Growth Fund				0.40
	Actual	1,000.00	1,079.00		2.06
	Hypothetical	1,000.00	1,022.81		2.01
Bridge Builder Small/Mid Cap Value Fund				0.44
	Actual	1,000.00	998.30		2.18
	Hypothetical	1,000.00	1,022.61		2.21
Bridge Builder International Equity Fund				0.38
	Actual	1,000.00	975.60		1.86
	Hypothetical	1,000.00	1,022.91		1.91

*	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period). Expenses do not include Edward Jones Advisory Solutions® program and administrative fees, which are charged outside of the Fund.

20	Annual Report • June 30, 2018

Bridge Builder Core Bond Fund

Summary Schedule of Investments

June 30, 2018

	Principal Amount	Value

BONDS & NOTES – 97.86%
Asset-Backed Obligations – 11.90%
New Residential Mortgage Loan Trust 2018-RPL1, 3.50%, Dec. 2057 (2)(3)	$31,162,181	$30,969,443
ZAIS CLO 8 Ltd., 3.08% (3 Month LIBOR USD + 0.95%), Apr. 2029 (1)(2)	40,000,000	39,701,800
Other Securities (1)(2)(3)(8)(9)(12)	1,827,973,547	1,810,675,904

Total Asset-Backed Obligations		1,881,347,147

Corporate Bonds – 30.14%
Basic Materials – 1.14%
Various Securities (1)(2)(9)	176,349,000	179,887,247

Total Basic Materials		179,887,247

Communications – 2.08%
Various Securities (2)	334,567,500	329,172,844

Total Communications		329,172,844

Consumer, Cyclical – 2.32%
Various Securities (1)(2)	369,901,833	367,035,855

Total Consumer, Cyclical		367,035,855

Consumer, Non-cyclical – 3.34%
Various Securities (1)(2)	535,298,282	528,293,797

Total Consumer, Non-cyclical		528,293,797

Diversified – 0.08%
Various Securities (2)	12,201,000	12,285,059

Total Diversified		12,285,059

Energy – 3.32%
Various Securities (1)(2)	520,863,000	524,077,695

Total Energy		524,077,695

Financials – 12.27%
Various Securities (1)(2)(8)(9)(12)	1,953,627,355	1,938,324,174

Total Financials		1,938,324,174

Industrials – 1.63%
Various Securities (2)(8)	261,443,833	258,076,409

Total Industrials		258,076,409

Real Estate – 0.03%
Various Securities	4,818,000	4,842,156

Total Real Estate		4,842,156

Technology – 1.19%
Various Securities (2)	188,088,000	188,625,174

Total Technology		188,625,174

Utilities – 2.74%
Various Securities (2)(8)	434,389,007	432,470,222

Total Utilities		432,470,222

Total Corporate Bonds		4,763,090,632

Government Related – 21.74%
Other Government Related – 2.71%
Various Securities (1)(2)(8)	417,750,000	428,984,321

Total Other Government Related		428,984,321

U.S. Treasury – 19.03%
U.S. Treasury Note/Bond, 1.63%, Apr. 2023	31,050,000	29,492,648
U.S. Treasury Note/Bond, 1.75%, Feb. 2022	30,000,000	29,021,484

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2018	21

Bridge Builder Core Bond Fund

Summary Schedule of Investments

June 30, 2018 (Continued)

	Principal Amount	Value

U.S. Treasury – 19.03% – (continued)
U.S. Treasury Note/Bond, 1.75%, Mar. 2022	$65,200,000	$63,032,609
U.S. Treasury Note/Bond, 1.88%, Mar. 2022	62,284,000	60,486,036
U.S. Treasury Note/Bond, 1.88%, Apr. 2022	70,217,000	68,129,690
U.S. Treasury Note/Bond, 1.88%, Sep. 2022	50,727,000	49,028,835
U.S. Treasury Note/Bond, 2.00%, Dec. 2021	39,575,000	38,689,200
U.S. Treasury Note/Bond, 2.00%, Nov. 2022	28,103,000	27,270,888
U.S. Treasury Note/Bond, 2.00%, Nov. 2026	87,086,000	81,585,295
U.S. Treasury Note/Bond, 2.13%, Jun. 2022	32,000,000	31,301,250
U.S. Treasury Note/Bond, 2.13%, Dec. 2022	55,602,000	54,192,403
U.S. Treasury Note/Bond, 2.13%, May 2025	37,000,000	35,400,039
U.S. Treasury Note/Bond, 2.25%, Feb. 2020	34,278,000	34,136,068
U.S. Treasury Note/Bond, 2.25%, Nov. 2025	108,961,000	104,777,068
U.S. Treasury Note/Bond, 2.25%, Nov. 2027	30,000,000	28,507,031
U.S. Treasury Note/Bond, 2.50%, May 2024	89,113,000	87,699,723
U.S. Treasury Note/Bond, 2.63%, Feb. 2023	33,356,000	33,212,673
U.S. Treasury Note/Bond, 2.63%, Jun. 2023	29,143,000	29,003,551
U.S. Treasury Note/Bond, 2.75%, May 2023	28,675,600	28,701,363
U.S. Treasury Note/Bond, 2.75%, Nov. 2047	33,416,000	31,850,930
U.S. Treasury Note/Bond, 2.88%, May 2043	165,850,000	162,733,834
U.S. Treasury Note/Bond, 3.00%, May 2045	52,405,000	52,558,530
U.S. Treasury Note/Bond, 3.00%, Feb. 2048	72,784,000	72,954,587
U.S. Treasury Note/Bond, 3.50%, Feb. 2039	105,299,100	114,566,243
U.S. Treasury Note/Bond, 3.63%, Feb. 2044	34,400,000	38,334,500
U.S. Treasury Note/Bond, 3.75%, Nov. 2043	46,636,000	52,950,077
U.S. Treasury Note/Bond, 4.75%, Feb. 2037	37,619,000	47,639,467
U.S. Treasury Strip Coupon, 0.00%, Aug. 2020	34,113,000	32,313,465
U.S. Treasury Strip Coupon, 0.00%, Feb. 2022	33,917,000	30,757,739
U.S. Treasury Strip Coupon, 0.00%, Feb. 2023	61,562,000	54,139,987
U.S. Treasury Strip Coupon, 0.00%, May 2023	30,855,000	26,944,351
U.S. Treasury Note/Bond, 0.75%-8.75%, Aug. 2018-May 2048	855,463,400	853,353,401
U.S. Treasury Strip Coupon, 0.00%, Aug. 2018-Aug. 2041 (11)	621,619,000	477,933,953
Other Securities (10)	57,341,320	44,818,657

Total U.S. Treasury		3,007,517,575

Total Government Related		3,436,501,896

Mortgage-Backed Obligations – 34.08%
Fannie Mae, 2.68%, Dec. 2026 (3)	43,307,000	40,739,393
Fannie Mae, 3.00%, Jul. 2042 (5)	29,170,000	28,249,322
Fannie Mae, 3.06%, May 2027 (3)	29,130,000	28,259,776
Fannie Mae, 3.50%, Jul. 2026 (5)	32,240,000	32,620,664
Fannie Mae, 4.00%, Jul. 2040 (5)	43,810,821	44,705,751
Fannie Mae, 4.00%, Aug. 2040 (5)	45,000,000	45,808,596
Fannie Mae, 4.00%, Jan. 2048	27,628,799	28,282,751
Fannie Mae, 4.50%, Jul. 2041 (5)	107,795,000	112,235,227
Freddie Mac, 3.19%, Jul. 2027	38,013,000	37,377,841
Freddie Mac, 3.19%, Sep. 2027 (3)	35,150,000	34,417,738
Freddie Mac, 3.50%, Oct. 2047	27,867,318	27,730,989
Freddie Mac, 3.50%, Mar. 2048	35,239,328	35,081,932
Freddie Mac, 3.85%, May 2028 (3)	27,670,000	28,504,247
Freddie Mac, 3.90%, Apr. 2028	42,050,000	43,466,522
Ginnie Mae, 3.50%, Jul. 2045 (5)	104,230,000	104,596,431
Ginnie Mae, 3.50%, Jul. 2046	27,235,914	27,366,726
Ginnie Mae, 4.00%, Jul. 2042 (5)	35,920,000	36,806,075
Fannie Mae, 1.47%-10.50%, Jul. 2018-Nov. 2048 (1)(5)	1,583,215,089	1,581,001,480
Fannie Mae, 2.28%-4.33%, Aug. 2019-Feb. 2030 (1)(3)	148,740,587	144,798,875
Freddie Mac, 0.00%-10.00%, Aug. 2018-Jan. 2048 (5)	715,834,802	717,863,325
Freddie Mac, 0.99%-3.51%, Jun. 2020-Jan. 2031 (1)(3)	435,942,051	288,284,295
Ginnie Mae, 2.50%-8.50%, Mar. 2025-May 2063 (3)(5)	411,638,813	417,888,319
Ginnie Mae, 0.00%-19.23%, Nov. 2020-Aug. 2067 (1)(3)(4)	205,469,185	167,547,369
Other Securities (1)(2)(3)(4)(8)(12)	1,466,905,404	1,333,099,204

Total Mortgage-Backed Obligations		5,386,732,848

Total Bonds & Notes (Cost: $15,654,514,292)		15,467,672,523

The accompanying notes are an integral part of these financial statements.

22	Annual Report • June 30, 2018

Bridge Builder Core Bond Fund

Summary Schedule of Investments

June 30, 2018 (Continued)

	Shares	Value

PREFERRED STOCKS – 0.02%
Financials – 0.02%
State Street Co., 5.35%	95,000	$2,481,400

Total Preferred Stocks (Cost: $2,375,000)		2,481,400

SHORT-TERM INVESTMENTS – 6.49%
Money Market Funds – 6.48%
Fidelity Institutional Money Market Government Fund – Class I, 1.77% (6)(7)	512,371,713	512,371,713
Goldman Sachs Financial Square Treasury Solutions Fund – Class I, 1.81% (6)(7)	512,371,712	512,371,712

Total Money Market Funds		1,024,743,425

	Principal Amount	Value
U.S. Treasury Bills – 0.01%
U.S. Treasury Bill, 0.00%, Mar. 2019 (11)	$1,000,000	983,645

Total U.S. Treasury Bills		983,645

Total Short-Term Investments (Cost: $1,025,728,125)		1,025,727,070

TOTAL INVESTMENTS IN SECURITIES – 104.37% (Cost: $16,682,617,417)		16,495,880,993
LIABILITIES IN EXCESS OF OTHER ASSETS – (4.37)%		(690,569,548)

TOTAL NET ASSETS – 100.00%		$15,805,311,445

Percentages are stated as a percent of net assets.

(1)	Variable rate security or includes variable rate securities based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2018.

(2)	Security or includes securities purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities total $2,621,529,243, which represents 16.59% of total net assets.

(3)	Variable rate security or includes variable rate securities. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of June 30, 2018.

(4)	Inverse floating rate security or includes inverse floating rate securities whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.

(5)	Delayed delivery purchase commitment security or includes delayed delivery purchase commitment securities. The value of these securities total $590,628,724, which represents 3.74% of total net assets.

(6)	Partially assigned as collateral for certain delayed delivery securities.

(7)	Represents annualized seven-day yield as of the close of the reporting period.

(8)	Includes step-up bonds. The rate reported is the rate in effect as of June 30, 2018.

(9)	Includes securities in default as of June 30, 2018. The value of these securities total $581,759, which represents 0.00% of total net assets.

(10)	Includes inflation protected securities. The value of these securities total $7,123,238, which represents 0.05% of total net assets.

(11)	Partially assigned as collateral for certain futures contracts. The value of these pledged issues total $7,211,411, which represents 0.05% of total net assets.

(12)	Includes securities that are categorized as Level 3 per the Trust’s fair value hierarchy. These securities represent $137,635,565 or 0.87% of the Fund’s net assets.

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2018	23

Bridge Builder Core Bond Fund

Summary Schedule of Investments

June 30, 2018 (Continued)

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Counterparty	Settlement Month	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
4,374	U.S. 5 Year Note Future	J.P. Morgan	Sep. 2018	$495,101,570	$496,961,580	$1,860,010
530	U.S. 2 Year Note Future	J.P. Morgan	Sep. 2018	112,268,546	112,268,907	361
41	U.S. Long Bond Future	J.P. Morgan	Sep. 2018	5,760,428	5,945,000	184,572
859	U.S. Ultra Bond Future	J.P. Morgan	Sep. 2018	133,088,093	137,064,188	3,976,095

						6,021,038

Number of Contracts Sold	Reference Entity	Counterparty	Settlement Month	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
(617)	U.S. 10 Year Bond Future	J.P. Morgan	Sep. 2018	$(74,251,258)	$(74,155,688)	$95,570
(748)	U.S. 2 Year Note Future	J.P. Morgan	Sep. 2018	(158,226,027)	(158,447,438)	(221,411)

						(125,841)

						$5,895,197

The accompanying notes are an integral part of these financial statements.

24	Annual Report • June 30, 2018

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

June 30, 2018

	Principal Amount		Value
BONDS & NOTES – 93.65%
Asset-Backed Obligations – 13.14%
Munda CLO 1 BV, 0.57% (6 Month EURIBOR + 0.85%), Dec. 2024 (1)(2)	EUR	20,000,000	$23,262,907
National Collegiate Student Loan Trust 2005-3, 2.38% (1 Month LIBOR USD + 0.29%), Oct. 2033 (1)(2)		$19,263,917	18,356,956
Option One Mortgage Loan Trust 2006-3, 2.23% (1 Month LIBOR USD + 0.14%, 0.14% Floor), Feb. 2037 (2)		23,837,040	17,819,420
Other Securities (1)(2)(3)(4)(10)(13)*		1,451,988,662	1,394,168,513

Total Asset-Backed Obligations			1,453,607,796

Corporate Bonds – 35.26%
Basic Materials – 0.91%
Various Securities (1)(13)		$102,824,000	100,634,587

Total Basic Materials			100,634,587

Communications – 4.30%
Various Securities (1)(2)(10)*		662,538,188	475,422,817

Total Communications			475,422,817

Consumer, Cyclical – 2.87%
Various Securities (1)(2)(13)*		313,555,889	317,930,037

Total Consumer, Cyclical			317,930,037

Consumer, Non-cyclical – 5.30%
Various Securities (1)(2)(13)*		596,541,000	585,858,848

Total Consumer, Non-cyclical			585,858,848

Diversified – 0.06%
Various Securities		$6,160,000	6,099,202

Total Diversified			6,099,202

Energy – 2.98%
Gazprom OAO Via Gaz Capital SA, 3.38%, Nov. 2018	CHF	18,450,000	18,843,108
Other Securities (1)(2)(10)*		320,887,736	310,976,489

Total Energy			329,819,597

Financials – 12.89%
Barclays Plc, 8.25% (5 Year Swap Rate USD + 6.71%), Dec. 2048 (2)		$19,765,000	20,082,940
Barclays Plc, 7.25% (5 Year Swap Rate GBP + 6.46%), Mar. 2163 (2)	GBP	14,083,000	19,073,904
Lloyds Banking Group Plc, 7.00% (5 Year Swap Rate GBP + 5.06%), Jun. 2164 (2)		22,450,000	30,183,891
Other Securities (1)(2)*		1,373,506,848	1,356,318,413

Total Financials			1,425,659,148

Industrials – 1.92%
Various Securities (1)(2)		$215,225,905	212,804,960

Total Industrials			212,804,960

Real Estate – 0.36%
Various Securities		40,514,000	40,143,334

Total Real Estate			40,143,334

Technology – 1.80%
Various Securities (1)*		199,578,000	198,533,416

Total Technology			198,533,416

Utilities – 1.87%
Various Securities (1)(2)(13)*		5,052,549,697	206,753,706

Total Utilities			206,753,706

Total Corporate Bonds			3,899,659,652

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2018	25

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

June 30, 2018 (Continued)

	Principal Amount		Value
Government Related – 23.76%
Other Government Related – 2.46%
Argentine Republic Government International Bond, 3.88%, Jan. 2022	EUR	16,200,000	$18,067,055
Other Securities (1)(2)(3)(4)(10)*		68,750,753,564	253,862,188

Total Other Government Related			271,929,243

U.S. Treasury – 21.30%
U.S. Treasury Inflation Indexed Bonds, 0.13%, Apr. 2022 (8)		$20,460,890	20,042,241
U.S. Treasury Inflation Indexed Bonds, 0.50%, Jan. 2028 (8)		30,136,912	29,478,942
U.S. Treasury Inflation Indexed Bonds, 0.63%, Apr. 2023 (8)		22,495,358	22,456,101
U.S. Treasury Note/Bond, 1.25%, May 2019		25,000,000	24,756,836
U.S. Treasury Note/Bond, 1.38%, May 2021		19,300,000	18,624,500
U.S. Treasury Note/Bond, 1.50%, Aug. 2020		40,840,000	39,953,006
U.S. Treasury Note/Bond, 1.75%, Nov. 2020		38,865,000	38,121,100
U.S. Treasury Note/Bond, 2.00%, Jan. 2020		35,855,000	35,584,687
U.S. Treasury Note/Bond, 2.00%, May 2024 (14)		58,440,000	55,924,340
U.S. Treasury Note/Bond, 2.00%, Nov. 2026 (9)(14)		44,737,000	41,911,230
U.S. Treasury Note/Bond, 2.25%, Feb. 2027 (9)(14)		141,695,000	135,180,351
U.S. Treasury Note/Bond, 2.38%, Aug. 2024 (9)(14)		39,200,000	38,261,344
U.S. Treasury Note/Bond, 2.50%, May 2020		122,760,000	122,697,661
U.S. Treasury Note/Bond, 2.50%, Feb. 2045 (14)		62,700,000	57,108,433
U.S. Treasury Note/Bond, 2.75%, Apr. 2023		59,730,000	59,769,664
U.S. Treasury Note/Bond, 2.75%, May 2023		371,495,000	371,828,766
U.S. Treasury Note/Bond, 2.75%, Feb. 2028 (14)		94,900,000	94,051,090
U.S. Treasury Note/Bond, 2.75%, Aug. 2047		27,120,000	25,851,928
U.S. Treasury Note/Bond, 2.75%, Nov. 2047		47,780,000	45,542,179
U.S. Treasury Note/Bond, 2.88%, May 2025 (14)		467,200,000	468,897,249
U.S. Treasury Note/Bond, 2.88%, May 2028		99,230,000	99,385,047
U.S. Treasury Note/Bond, 3.00%, May 2045 (9)(14)		36,855,000	36,962,974
U.S. Treasury Note/Bond, 3.00%, Feb. 2048 (14)		75,830,000	76,007,727
U.S. Treasury Note/Bond, 3.13%, May 2048		281,035,000	288,576,838
U.S. Treasury Note/Bond, 4.63%, Feb. 2040		18,930,000	23,996,733
U.S. Treasury Note/Bond, 0.75%-3.00%, Oct. 2018 – May 2047		70,560,000	67,665,413
Other Securities (8)		18,144,003	17,992,085

Total U.S. Treasury			2,356,628,465

Total Government Related			2,628,557,708

Mortgage-Backed Obligations – 21.49%
Alternative Loan Trust 2006-OA17, 2.28% (1 Month LIBOR USD + 0.20%, 0.20% Floor), Dec. 2046 (2)		21,756,626	18,262,696
Fannie Mae, 3.00%, Jul. 2027 (5)		19,400,000	19,281,239
Fannie Mae, 3.50%, Jan. 2047		32,745,201	32,674,318
Fannie Mae, 3.50%, Nov. 2047		22,081,353	21,989,050
Fannie Mae, 3.50%, Dec. 2047		20,718,781	20,640,679
Fannie Mae, 3.50%, Apr. 2048		35,148,271	35,018,346
Fannie Mae, 4.00%, Jun. 2048		29,171,024	29,757,864
Fannie Mae, 4.50%, Jul. 2041 (5)		74,095,000	77,147,077
Freddie Mac, 4.50%, Jul. 2040 (5)		52,120,000	54,234,920
Freddie Mac, 3.50%, Aug. 2046		39,526,224	39,512,214
Freddie Mac, 3.50%, Apr. 2047		26,955,560	26,891,129
Freddie Mac, 3.50%, Dec. 2047		22,444,730	22,407,977
Freddie Mac, 3.50%, Jan. 2048		26,584,477	26,594,513
Freddie Mac, 3.50%, Mar. 2048		92,714,754	92,481,449
Freddie Mac, 4.00%, Jun. 2048		21,400,734	21,919,019
Ginnie Mae, 3.00%, Sep. 2047		25,722,627	25,180,762
Ginnie Mae, 5.00%, Jul. 2039 (5)		16,645,000	17,469,205
Fannie Mae, 2.28%-6.50%, Nov. 2022 – Aug. 2056 (5)		495,260,250	496,078,518
Freddie Mac, 2.50%-8.00%, Jul. 2030 – Mar. 2048 (5)		183,021,494	181,569,536
Ginnie Mae, 2.50%-5.50%, Jul. 2036 – Jun. 2048 (5)		291,534,284	296,384,305
Other Securities (1)(2)(4)(13)*		834,084,208	821,934,584

Total Mortgage-Backed Obligations			2,377,429,400

Total Bonds & Notes (Cost: $10,469,421,392)			10,359,254,556

The accompanying notes are an integral part of these financial statements.

26	Annual Report • June 30, 2018

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

June 30, 2018 (Continued)

	Principal Amount		Value
BANK LOANS – 2.17%
Various Securities (2)(10)(13)*		$243,297,855	$240,361,120

Total Bank Loans (Cost: $242,113,955)			240,361,120

	Shares		Value
COMMON STOCKS – 0.03%
Communications – 0.00% (11)
Various Securities (6)(13)		2,911,000	9,588

Total Communications			9,588

Consumer, Cyclical – 0.03%
Casears Entertainment Corp. (6)		338,983	3,627,118

Total Common Stocks (Cost: $4,048,657)			3,636,706

PREFERRED STOCKS – 0.12%
Consumer, Non-cyclical – 0.07%
Bunge Ltd., 4.88%		68,719	7,421,652

Financials – 0.05%
Wells Fargo & Co., 7.50%		4,860	6,120,976

Total Preferred Stocks (Cost: $13,479,469)			13,542,628

SHORT-TERM INVESTMENTS – 13.31%
Money Market Funds – 5.20%
Fidelity Institutional Money Market Government Fund – Class I , 1.77% (7)(12)		287,509,767	287,509,767
Goldman Sachs Financial Square Government Fund – Class I , 1.81% (7)(12)		287,509,766	287,509,766

Total Money Market Funds			575,019,533

	Principal Amount		Value
Banker’s Acceptance – 1.28%
BMO Bank of Montreal, 1.37%, 07/03/2018	CAD	33,920,000	25,797,158
HSBC Bank, 1.51%, 07/04/2018		23,800,000	18,099,876
Other Securities		128,160,000	97,430,977

Total Banker’s Acceptance			141,328,011

Commercial Paper – 2.33%
AT&T, Inc., 2.61%, 09/06/2018		$23,790,000	23,672,632
Mckesson Corp., 2.25%, 07/09/2018		23,050,000	23,035,498
Mondelez Itnl, Inc., 2.37%, 08/17/2018		23,790,000	23,711,735
Other Securities		187,750,000	187,386,734

Total Commercial Paper			257,806,599

Foreign Treasury Bills – 1.00%
Japan Treasury Discount Bill, 0.00%, Aug. 2018	JPY	4,700,000,000	42,456,348
Japan Treasury Discount Bill, 0.00%, Aug. 2018		7,530,000,000	68,025,591

Total Foreign Treasury Bills			110,481,939

Repurchase Agreements – 3.46%
J.P. Morgan Securities, 2.19%, dated 06/28/2018, due 07/02/2018, repurchase price $157,328,707 (collateralized by U.S. Treasury Note value $158,888,028, 1.88%, 01/31/2022)		$157,300,000	157,300,000
Merrill Lynch Pierce Fenner & Smith, Inc., 2.10%, dated 06/29/2018, due 07/03/2018, repurchase price $188,010,967 (collateralized by U.S. Treasury Bond, value $190,258,755, 3.38%, 05/15/2044)		188,000,000	188,000,000

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2018	27

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

June 30, 2018 (Continued)

	Principal Amount	Value
Repurchase Agreements – 3.46% – (continued)
Merrill Lynch Pierce Fenner & Smith, Inc., 2.18%, dated 06/28/2018, due 07/02/2018, repurchase price $6,001,090 (collateralized by U.S. Treasury Bond, value $6,086,257, 3.00%, 05/15/2045)	$6,000,000	$6,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., 2.22%, dated 06/29/2018, due 07/02/2018, repurchase price $32,005,920 (collateralized by U.S. Treasury Note, value $32,428,843, 2.50%, 05/15/2024)	32,000,000	32,000,000

Total Repurchase Agreements		383,300,000

U.S. Treasury Bills – 0.04%
U.S. Treasury Bill, 0.00%, Sep. 2018 (9)	4,302,000	4,285,665

Total U.S. Treasury Bills		4,285,665

Total Short-Term Investments (Cost: $1,474,578,173)		1,472,221,747

TOTAL INVESTMENTS IN SECURITIES – 109.28% (Cost: $12,203,641,646)		12,089,016,757
LIABILITIES IN EXCESS OF OTHER ASSETS – (9.28)%		(1,026,479,026)

TOTAL NET ASSETS – 100.00%		$11,062,537,731

Percentages are stated as a percent of net assets.

Principal amounts are dominated in the currency in which the security was purchased.

*	Includes securities whose principal amounts are denominated in a currency other than the U.S. dollar.

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

(1)	Security or includes securities purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities total $2,074,559,617, which represents 18.75% of total net assets.

(2)	Variable rate security or includes variable rate securities based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2018.

(3)	Step-up bond or includes step-up bonds. The rate reported is the rate in effect as of June 30, 2018.

(4)	Variable rate security or includes variable rate securities. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of June 30, 2018.

(5)	Delayed delivery purchase commitment security or includes delayed delivery purchase commitment securities. The value of these securities total $209,925,204, which represents 1.90% of total net assets.

(6)	Non-income producing security or includes securities that are non-income producing.

(7)	Represents annualized seven-day yield as of the close of the reporting period.

(8)	Inflation protected security or includes inflation protected securities. The value of these securities total $89,969,369, which represents 0.81% of total net assets.

(9)	Partially assigned as collateral for certain future and swap contracts. The value of these pledged issues totals $32,639,265, which represents 0.30% of total net assets.

(10)	Includes securities in default as of June 30, 2018. The value of these securities total $38,810,008, which represents 0.35% of total net assets.

(11)	Amount calculated is less than 0.005%.

(12)	Partially assigned as collateral for certain delayed delivery securities.

(13)	Includes securities that are categorized as Level 3 per the Trust’s fair value hierarchy. These securities represent $52,011,620 or 0.47% of the Fund’s net assets.

(14)	All or a portion of U.S. Treasuries purchased in a sale-buyback transaction. The value of these securities total $489,101,086, which represents 4.42% of total net assets. Cash collateral pledged for these securities totaled $3,830,000.

The accompanying notes are an integral part of these financial statements.

28	Annual Report • June 30, 2018

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

June 30, 2018 (Continued)

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Counterparty	Settlement Month	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
408	Australian 10 Year Note Future	Goldman Sachs	Sept. 2018	AUD	52,067,590	$39,059,517	$526,895
1,640	U.S. 2 Year Note Future	Citigroup Global Markets	Sept. 2018		$347,176,756	347,398,126	221,370
1,316	U.S. 2 Year Note Future	Goldman Sachs	Sept. 2018		278,732,960	278,765,814	32,854
2,539	U.S. 5 Year Note Future	Citigroup Global Markets	Sept. 2018		287,215,807	288,474,040	1,258,233
3,344	U.S. 10 Year Note Future	Goldman Sachs	Sept. 2018		400,803,011	401,907,000	1,103,989
776	U.S. Long Bond Future	Goldman Sachs	Sept. 2018		121,484,782	123,820,500	2,335,718
3	U.S. Ultra Bond Future	Citigroup Global Markets	Sept. 2018		470,725	478,687	7,962

							5,487,021

Number of Contracts Sold	Reference Entity	Counterparty	Settlement Month	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
(295)	Euro-Bobl Future	Citigroup Global Markets	Sept. 2018	EUR	(38,795,016)	$(45,532,751)	$(227,877)
(83)	U.S. 5 Year Note Future	Goldman Sachs	Sept. 2018		$(9,411,953)	(9,430,227)	(18,274)
(621)	U.S. 10 Year Note Future	Goldman Sachs	Sept. 2018		(74,299,892)	(74,636,438)	(336,546)
(681)	U.S. Ultra 10 Year Note Future	Goldman Sachs	Sept. 2018		(87,127,656)	(87,327,609)	(199,953)

							(782,650)

							$4,704,371

Over-the-Counter Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation/ (Depreciation)
AUD	1,820,000	USD	1,345,587	07/03/18	J.P. Morgan	$1,299
CAD	46,200,000	USD	34,790,107	08/15/18	Morgan Stanley	381,724
EUR	116,024,359	USD	134,992,726	07/03/18	J.P. Morgan	538,214
EUR	1,116,244	USD	1,302,240	08/24/18	Citigroup Global Markets	6,936
EUR	375,100	USD	436,806	08/24/18	J.P. Morgan	3,127
EUR	6,956,896	USD	8,136,326	08/24/18	Morgan Stanley	23,006
USD	27,423,108	AUD	36,125,000	07/03/18	J.P. Morgan	688,914
USD	3,039,685	BRL*	10,582,000	08/02/18	J.P. Morgan	320,472
USD	1,526,412	BRL*	5,291,000	08/02/18	Morgan Stanley	166,805
USD	153,799,286	CAD	197,940,000	08/15/18	J.P. Morgan	3,108,544
USD	36,753,034	CAD	47,545,000	08/15/18	Morgan Stanley	557,261
USD	2,021,138	CHF	1,979,000	08/15/18	J.P. Morgan	14,455
USD	1,277,924	CLP	791,418,000	07/06/18	J.P. Morgan	66,647
USD	2,906,669	CLP	1,849,077,289	07/06/18	Morgan Stanley	76,629
USD	4,075,106	CLP	2,623,942,000	10/05/18	J.P. Morgan	59,650
USD	6,193,478	COP*	17,440,214,000	08/03/18	Goldman Sachs	252,720
USD	1,881,994	COP*	5,499,336,000	08/03/18	J.P. Morgan	8,724
USD	127,467	EUR	103,641	07/24/18	J.P. Morgan	6,209
USD	6,488,951	EUR	5,385,000	08/24/18	Citigroup Global Markets	173,203
USD	6,077,302	EUR	5,108,171	08/24/18	J.P. Morgan	86,231
USD	695,854	EUR	579,000	08/24/18	Merrill Lynch	16,779
USD	1,375,139	EUR	1,161,790	08/24/18	Morgan Stanley	12,545
USD	695,475	EUR	579,000	08/24/18	State Street	16,400
USD	137,104,935	GBP	102,831,000	07/03/18	J.P. Morgan	1,370,823
USD	4,642,660	GBP	3,499,000	07/03/18	Morgan Stanley	24,076
USD	20,871,759	GBP	14,811,957	07/20/18	J.P. Morgan	1,304,683
USD	2,665,308	HUF	670,085,000	07/13/18	HSBC	286,997
USD	2,668,014	HUF	670,085,000	07/13/18	Merrill Lynch	289,703
USD	19,715,637	JPY	2,144,100,000	07/03/18	J.P. Morgan	344,644
USD	19,469,782	JPY	2,144,100,000	08/02/18	Morgan Stanley	58,352

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2018	29

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

June 30, 2018 (Continued)

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation/ (Depreciation)
USD	43,065,036	JPY	4,700,000,000	08/06/18	J.P. Morgan	$501,586
USD	69,381,738	JPY	7,530,000,000	08/27/18	J.P. Morgan	1,085,230
USD	905,676	MXN	17,722,000	08/24/18	Canadian Imperial Bank of Commerce	21,483
USD	1,816,332	MXN	35,443,000	08/24/18	Citigroup Global Markets	47,996
USD	907,336	MXN	17,722,000	08/24/18	Morgan Stanley	23,143
USD	14,313,047	NZD	20,586,000	08/15/18	J.P. Morgan	369,652
USD	9,065,323	PEN*	29,614,597	07/19/18	Morgan Stanley	54,816
USD	1,925,077	RUB*	120,777,576	07/10/18	Morgan Stanley	4,153

					Total Unrealized Appreciation	12,373,831

ARS*	17,398,570	USD	656,922	07/12/18	Deutsche Bank	(64,119)
AUD	1,388,000	USD	1,045,502	07/03/18	Deutsche Bank	(18,317)
BRL*	11,589,011	USD	2,992,334	08/02/18	Goldman Sachs	(14,354)
BRL*	4,283,989	USD	1,107,088	08/02/18	J.P. Morgan	(6,249)
CAD	55,000,000	USD	42,431,504	08/15/18	J.P. Morgan	(560,276)
CLP	2,640,495,289	USD	4,100,474	07/06/18	J.P. Morgan	(59,157)
EUR	1,030,949	USD	1,212,939	08/24/18	Royal Bank of Canada	(3,800)
GBP	1,238,000	USD	1,663,176	07/03/18	J.P. Morgan	(29,050)
GBP	764,000	USD	1,009,679	07/03/18	Morgan Stanley	(1,220)
GBP	7,072,523	USD	9,612,082	07/20/18	Citigroup Global Markets	(269,050)
GBP	7,739,434	USD	10,318,493	07/20/18	J.P. Morgan	(94,449)
HUF	167,887,595	USD	595,982	07/13/18	Citigroup Global Markets	(104)
HUF	409,262,008	USD	1,460,699	07/13/18	Merrill Lynch	(8,119)
IDR*	1,475,948,000	USD	105,050	09/19/18	J.P. Morgan	(3,202)
INR*	6,873,171	USD	100,286	09/19/18	J.P. Morgan	(956)
JPY	2,144,100,000	USD	19,429,995	07/03/18	Morgan Stanley	(59,002)
MXN	70,887,000	USD	3,573,168	08/24/18	HSBC	(36,446)
MXN	393,752,000	USD	20,189,304	08/27/18	J.P. Morgan	(553,858)
RUB*	120,777,576	USD	1,931,529	07/10/18	Morgan Stanley	(10,605)
RUB*	423,890,857	USD	6,770,608	09/13/18	J.P. Morgan	(74,661)
RUB*	997,881,405	USD	15,844,795	09/13/18	Morgan Stanley	(81,866)
RUB*	120,777,576	USD	1,906,389	10/15/18	Morgan Stanley	(4,262)
TRY	150,642,928	USD	32,886,077	08/20/18	Deutsche Bank	(842,894)
USD	29,931,327	CAD	39,350,000	07/31/18	J.P. Morgan	(17,710)
USD	1,482,970	CAD	1,950,000	08/02/18	J.P. Morgan	(1,215)
USD	32,139,931	CHF	31,823,000	08/15/18	Deutsche Bank	(128,213)
USD	4,256,056	EUR	3,666,000	07/03/18	J.P. Morgan	(26,290)
USD	131,090,183	EUR	112,358,359	07/03/18	Morgan Stanley	(158,411)
USD	135,918,107	EUR	116,571,359	08/02/18	J.P. Morgan	(563,242)
USD	137,096,173	GBP	104,328,000	08/02/18	Morgan Stanley	(809,276)
USD	210,503	MXN	4,408,000	08/27/18	Deutsche Bank	(9,313)

					Total Unrealized Depreciation	(4,509,686)

					Net Unrealized Appreciation	$7,864,145

*	Non-deliverable forward (See Note 3).

ARS	Argentine Peso

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

COP	Columbian Peso

EUR	Euro

GBP	British Pound
HUF	Hungarian Forint

IDR	Indonesian Rupiah

INR	Indian Rupee

JPY	Japanese Yen

MXN	Mexican Peso

NZD	New Zealand Dollar

PEN	Peruvian Sol

RUB	Russian Ruble

TRY	Turkish Lira

The accompanying notes are an integral part of these financial statements.

30	Annual Report • June 30, 2018

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

June 30, 2018 (Continued)

Centrally Cleared Credit Default Swaps – Buy Protection

Reference Entity	Fixed Annual Rate Paid by Fund	Maturity Date	Implied Credit Spread at June 30, 2018	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
CDX HY CDSI S30	5.00%	06/20/2023	3.28%	$49,500,000	$(3,257,473)	$369,998	$(2,887,475)

				$49,500,000	$(3,257,473)	$369,998	$(2,887,475)

Centrally Cleared Credit Default Swaps – Sell Protection

Reference Entity	Fixed Annual Rate Received by Fund	Maturity Date	Implied Credit Spread at June 30, 2018	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
Ally Financial, Inc.	5.00%	06/20/2022	1.02%	$2,750,000	$305,522	$96,574	$402,096
CDX.EM.28	1.00%	12/20/2022	1.70%	9,894,000	(352,256)	84,998	(267,258)
CDX.EM.29	1.00%	06/20/2023	1.91%	13,400,000	(256,571)	(275,342)	(531,913)
Deutsche Bank	1.00%	12/20/2018	1.02%	10,700,000	23,169	(24,430)	(1,261)
Deutsche Bank	1.00%	06/20/2019	1.17%	3,400,000	(9,777)	3,093	(6,684)
Navient Corporation	5.00%	12/20/2022	2.92%	8,800,000	544,024	274,131	818,155

				$48,944,000	$254,111	$159,024	$413,135

Over-the-Counter Credit Default Swaps – Sell Protection

Counterparty	Reference Entity	Fixed Annual Rate Received by Fund	Maturity Date	Implied Credit Spread at June 30, 2018	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
Deutsche Bank	CMBX.NA.AAA.10	0.50%	11/17/2059	0.49%	$16,450,000	$(279,074)	$204,795	$(74,279)
Deutsche Bank	United Mexican States	1.00%	12/20/2022	1.18%	22,700,000	(60,498)	(141,985)	(202,483)
J.P. Morgan	United Mexican States	1.00%	12/20/2022	1.18%	4,400,000	4,571	(43,819)	(39,248)
Morgan Stanley	United Mexican States	1.00%	12/20/2022	1.18%	8,500,000	8,830	(84,650)	(75,820)
Goldman Sachs	United Mexican States	1.00%	06/20/2023	1.32%	1,900,000	(17,075)	(12,015)	(29,090)
Goldman Sachs	Russia Emerging Markets SPMYC	1.00%	12/20/2022	1.30%	1,500,000	(27,936)	7,745	(20,191)

					$55,450,000	$(371,182)	$(69,929)	$(441,111)

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2018	31

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

June 30, 2018 (Continued)

Centrally Cleared Interest Rate Swaps

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount		Upfront Premium Paid / (Received)	Unrealized Appreciation/ (Depreciation)	Value
3.00%	6 Month AUD BBSW	Paid	Semi-Annual	03/21/2027	AUD	109,400,000	$767,350	$856,259	$1,623,609
1.25%	6 Month EURIBOR	Received	Semi-Annual	09/19/2028	EUR	16,100,000	(219,672)	(392,998)	(612,670)
1.50%	6 Month GBP LIBOR	Received	Semi-Annual	09/19/2028	GBP	18,700,000	418,335	(308,275)	110,060
2.50%	3 Month LIBOR	Paid	Quarterly	12/20/2024		$84,500,000	1,379,419	(3,334,888)	(1,955,469)
2.50%	3 Month LIBOR	Paid	Quarterly	12/20/2027		94,300,000	2,131,299	(5,678,844)	(3,547,545)
2.50%	3 Month LIBOR	Paid	Quarterly	12/20/2027		46,000,000	698,999	(2,308,499)	(1,609,500)
7.88%	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/16/2022	MXN	2,000,000	—	(29)	(29)
7.87%	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/27/2022		3,400,000	—	(101)	(101)
7.88%	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/27/2022		36,000,000	14,608	(14,631)	(23)
7.75%	Mexico Interbank TIIE 28 Day	Paid	Lunar	01/05/2023		1,400,000	—	(376)	(376)
7.61%	Mexico Interbank TIIE 28 Day	Paid	Lunar	01/23/2023		5,100,000	(1,960)	(741)	(2,701)
7.81%	Mexico Interbank TIIE 28 Day	Paid	Lunar	02/06/2023		2,800,000	—	(415)	(415)
7.82%	Mexico Interbank TIIE 28 Day	Paid	Lunar	02/06/2023		2,800,000	(537)	205	(332)
7.15%	Mexico Interbank TIIE 28 Day	Paid	Lunar	06/11/2027		25,800,000	(21,648)	(52,306)	(73,954)
7.37%	Mexico Interbank TIIE 28 Day	Paid	Lunar	10/11/2027		40,300,000	(2,350)	(87,971)	(90,321)
7.98%	Mexico Interbank TIIE 28 Day	Received	Lunar	12/10/2027		3,300,000	(26)	541	515
7.99%	Mexico Interbank TIIE 28 Day	Received	Lunar	12/21/2027		100,000	—	14	14
8.01%	Mexico Interbank TIIE 28 Day	Received	Lunar	12/21/2027		20,200,000	(10,517)	12,221	1,704
7.91%	Mexico Interbank TIIE 28 Day	Received	Lunar	12/30/2027		800,000	—	340	340
8.03%	Mexico Interbank TIIE 28 Day	Received	Lunar	01/31/2028		1,600,000	15	13	28
8.05%	Mexico Interbank TIIE 28 Day	Received	Lunar	01/31/2028		2,400,000	718	(845)	(127)
7.38%	Mexico Interbank TIIE 28 Day	Received	Lunar	08/14/2037		1,300,000	5,028	1,070	6,098
7.36%	Mexico Interbank TIIE 28 Day	Received	Lunar	08/21/2037		900,000	3,559	760	4,319

							$5,162,620	$(11,309,496)	$(6,146,876)

Over-the-Counter Total Return Swap Contracts – Purchased

Counterparty	Reference Entity	Floating Rate Paid by Fund	Payment Fequency	Maturity Date	Notional Amount	Upfront Premium Received / (Paid)	Unrealized Appreciation / (Depreciation)	Value
J.P.Morgan	IBOXX USD Liquid High Yield Index Series 1	3-Month LIBOR Paid	Quarterly	09/20/2018	$20,000,000	$—	$(139,210)	$(139,210)

						$—	$(139,210)	$(139,210)

The accompanying notes are an integral part of these financial statements.

32	Annual Report • June 30, 2018

Bridge Builder Municipal Bond Fund

Summary Schedule of Investments

June 30, 2018

	Principal Amount	Value

MUNICIPAL BONDS – 97.68%
Education – 11.08%
Connecticut State Health & Educational Facility Authority, 1.00%, Jul. 2042 (1)	$28,000,000	$27,843,200
Palm Beach County School District, 5.00%, Aug. 2029	8,000,000	9,512,720
School Board of Miami-Dade County, 5.00%, Feb. 2029	8,000,000	9,065,520
School Board of Miami-Dade County, 5.00%, May 2031 (1)	10,000,000	11,283,250
State Public School Building Authority, 5.00%, Dec. 2022	7,370,000	8,160,875
University of Akron/The, 5.00%, Jan. 2037	6,675,000	7,471,661
Virginia Public School Authority, 5.00%, Aug. 2022	6,780,000	7,587,036
Connecticut State Health & Educational Facilities Authority, 1.80%-5.00%, Jul. 2018-Jul. 2049 (1)(5)	14,775,000	14,866,204
Illinois Finance Authority, 5.00%, Aug. 2021-Aug. 2049 (5)	3,180,000	3,549,830
New York State Dormitory Authority, 5.00%, Oct. 2028-Oct. 2030 (5)	5,075,000	5,996,144
Other Securities (1)(2)	257,420,000	279,530,679

Total Education		384,867,119

General Obligation – 24.64%
Alamo Community College District, 3.00%, Aug. 2021	7,695,000	7,947,550
City of New York NY, 5.00%, Aug. 2028	10,350,000	12,044,963
Clark County School District, 5.00%, Jun. 2025	6,060,000	6,941,912
Commonwealth of Massachusetts, 1.05%, Aug. 2043 (1)	10,515,000	10,357,065
Commonwealth of Pennsylvania, 5.00%, Mar. 2023	9,970,000	11,105,882
County of Broome NY, 3.00%, May 2019	8,000,000	8,086,560
County of Pima AZ, 4.00%, Jul. 2022	13,160,000	14,160,292
County of Suffolk NY, 2.25%, Sep. 2018	8,700,000	8,713,746
Dallas County Community College District, 5.00%, Feb. 2021	7,610,000	8,223,442
Dallas County Community College District, 5.00%, Feb. 2022	7,665,000	8,480,249
Houston Independent School District, 2.40%, Jun. 2030 (1)	7,000,000	7,049,070
State of Connecticut, 5.00%, Aug. 2019	20,380,000	21,057,228
State of Illinois, 5.00%, Nov. 2026	8,000,000	8,514,800
State of Maryland, 5.00%, Aug. 2025	9,000,000	10,578,690
State of Washington, 5.00%, Aug. 2033	7,550,000	8,833,576
City of New York NY, 1.46%-5.00%, Aug. 2018-Apr. 2042 (1)	28,965,000	31,365,647
State of Illinois, 4.00%-5.50%, Aug. 2018-Jul. 2038 (5)	37,955,000	39,765,128
State of Texas, 2.00%-5.50%, Aug. 2018-Aug. 2032 (1)	20,045,000	21,859,374
Other Securities (1)(2)(3)(6)	558,855,800	611,082,561

Total General Obligation		856,167,735

General Revenue – 22.64%
Industrial Development Board of the City of Mobile Alabama, 1.63%, Jul. 2034 (1)	11,900,000	11,898,453
Louisiana Public Facilities Authority, 5.00%, Jun. 2021	7,695,000	8,335,455
Main Street Natural Gas, Inc., 4.00%, Apr. 2048 (1)	10,000,000	10,696,800
Main Street Natural Gas, Inc., 4.00%, Aug. 2048 (1)	9,360,000	10,016,885
New York State Urban Development Corp., 5.00%, Mar. 2032	9,500,000	11,133,905
Southeast Alabama Gas Supply District/The, 4.00%, Jun. 2049 (1)	9,825,000	10,467,260
State of Texas, 4.00%, Aug. 2018	15,600,000	15,664,740
Tennessee Energy Acquisition Corp., 4.00%, May 2048 (1)	8,860,000	9,435,723
Texas Municipal Gas Acquisition & Supply Corp. I, 6.25%, Dec. 2026	8,685,000	10,109,427
Illinois Finance Authority, 4.00%-8.00%, May 2023-May 2047 (5)	4,985,000	5,448,572
Indiana Finance Authority, 1.75%-6.00%, Dec. 2026-Jan. 2051 (1)(5)	20,450,000	22,503,091
Metropolitan Transportation Authority, 1.96% (SIFMA Municipal Swap Index + 0.45%), Nov. 2026 (3)(5)	2,955,000	2,975,360
New York State Dormitory Authority, 5.00%-5.25%, Mar. 2019-Mar. 2033 (5)	19,000,000	21,433,155
State of Illinois, 4.00%-5.00%, Jun. 2019-Jun. 2025 (5)	9,550,000	10,235,458
Other Securities (1)(2)(3)(6)	599,476,000	626,261,359

Total General Revenue		786,615,643

Healthcare – 15.50%
Arizona Health Facilities Authority, 1.55%, Jul. 2035 (1)	10,000,000	10,000,000
Illinois Finance Authority, 1.52%, Jul. 2032 (1)	9,015,000	9,015,000
Illinois Finance Authority, 1.55%, Nov. 2038 (1)	8,000,000	8,000,000
Illinois Finance Authority, 5.00%, Jul. 2057 (1)	10,905,000	12,197,461
Michigan State Hospital Finance Authority, 4.00%, Nov. 2047 (1)	14,255,000	15,369,362

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2018	33

Bridge Builder Municipal Bond Fund

Summary Schedule of Investments

June 30, 2018 (Continued)

	Principal Amount	Value

Healthcare – 15.50% – (continued)
Wisconsin Health & Educational Facilities Authority, 1.55%, Aug. 2034 (1)	$9,000,000	$9,000,000
Wisconsin Health & Educational Facilities Authority, 4.00%, Nov. 2043 (1)	7,275,000	7,415,844
Connecticut State Health & Educational Facility Authority, 4.00%-5.00%, Jul. 2043-Jul. 2046 (5)	2,630,000	2,727,678
Illinois Finance Authority, 1.75%-5.25%, Feb. 2022-May 2054 (1)(5)	52,995,000	57,880,820
Indiana Finance Authority, 5.00%, Sep. 2019-Sep. 2036 (5)	9,690,000	10,922,043
New York State Dormitory Authority, 4.00%-5.00%, Dec. 2018-Jul. 2025 (2)(5)	7,820,000	8,773,063
Other Securities (1)(2)(3)(6)	359,641,250	386,997,413

Total Healthcare		538,298,684

Housing – 2.40%
Augusta Housing Authority, 1.87%, Jun. 2019 (1)	11,000,000	11,000,000
Macon-Bibb County Housing Authority, 2.04%, Apr. 2021 (1)	15,000,000	14,992,200
Other Securities (1)(2)	56,875,000	57,441,768

Total Housing		83,433,968

Transportation – 14.05%
Chicago Transit Authority, 5.00%, Jun. 2026	8,435,000	9,583,172
Grand Parkway Transportation Corp., 5.00%, Oct. 2052 (1)	7,610,000	8,591,309
Illinois State Toll Highway Authority, 5.00%, Jan. 2041	7,000,000	7,856,310
Metropolitan Transportation Authority, 4.00%, Feb. 2019	15,700,000	15,938,012
New York State Thruway Authority, 5.00%, May 2019	18,800,000	19,337,304
Virginia Small Business Financing Authority, 5.00%, Jan. 2040	6,605,000	6,981,683
Indiana Finance Authority, 5.00%, Dec. 2024 (5)	3,000,000	3,487,980
Metropolitan Transportation Authority, 0.00%-5.00%, Aug. 2019-Nov. 2045 (1)(5)	18,710,000	19,276,286
Other Securities (1)(3)	360,655,000	397,020,709

Total Transportation		488,072,765

Utilities – 7.37%
City of Houston TX Combined Utility System Revenue, 1.51%, May 2034 (1)	10,000,000	10,000,000
County of King WA Sewer Revenue, 1.40%, Jan. 2032 (1)	8,250,000	8,250,000
County of Pima AZ Sewer System Revenue, 5.00%, Jul. 2022	10,000,000	11,142,100
New York City Water & Sewer System, 5.00%, Jun. 2031	6,075,000	6,963,226
Illinois Finance Authority, 5.00%, Jul. 2022-Jul. 2031 (5)	4,070,000	4,685,205
Other Securities (1)(6)	196,895,000	215,071,035

Total Utilities		256,111,566

Total Municipal Bonds (Cost: $3,394,332,677)		3,393,567,480

	Shares	Value
SHORT-TERM INVESTMENTS – 1.35%
Money Market Funds – 1.35%
Fidelity Institutional Money Market Government Fund – Class I, 1.77% (4)	23,519,319	23,519,319
Goldman Sachs Financial Square Government Fund – Class I, 1.81% (4)	23,519,319	23,519,319

Total Money Market Funds		47,038,638

Total Short-Term Investments (Cost: $47,038,638)		47,038,638

TOTAL INVESTMENTS IN SECURITIES – 99.03% (Cost: $3,441,371,315)		3,440,606,118
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.97%		33,710,271

TOTAL NET ASSETS – 100.00%		$3,474,316,389

Percentages are stated as a percent of net assets.

(1)	Variable rate security or includes variable rate securities. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of June 30, 2018.

(2)

Includes securities purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities total $65,358,221, which represents 1.88% of total net assets.

The accompanying notes are an integral part of these financial statements.

34	Annual Report • June 30, 2018

Bridge Builder Municipal Bond Fund

Summary Schedule of Investments

June 30, 2018 (Continued)

(3)	Variable rate security or includes variable rate securities based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2018.

(4)	Represents annualized seven-day yield as of the close of the reporting period.

(5)	Issuer includes securities in multiple categories. The market value of the issuer as a whole is greater than 1% of the Fund’s total net assets.

(6)	Includes securities that are categorized as Level 3 per the Trust’s fair value hierarchy. These securities represent $14,237,694 or 0.41% of the Fund’s net assets.

State/U.S. Territory	Percentage of Net Assets
Alabama	1.09%
Alaska	0.22
Arizona	2.26
Arkansas	0.03
California	3.90
Colorado	1.76
Connecticut	3.45
Delaware	0.24
District of Columbia	1.06
Florida	6.45
Georgia	2.97
Guam	0.05
Hawaii	0.37
Idaho	0.19
Illinois	10.32
Indiana	1.83
Iowa	0.19
Kansas	0.11
Kentucky	1.07
Louisiana	1.08
Maine	0.17
Maryland	3.34
Massachusetts	2.03
Michigan	3.49
Minnesota	1.17
Mississippi	0.39
Missouri	0.70
Montana	0.04
Nebraska	0.17
Nevada	0.97

State/U.S. Territory (Continued)	Percentage of Net Assets
New Hampshire	0.40%
New Jersey	3.03
New Mexico	0.24
New York	9.67
North Carolina	2.20
Ohio	1.73
Oklahoma	0.95
Oregon	0.39
Pennsylvania	5.63
Puerto Rico	0.11
Rhode Island	0.31
South Carolina	0.92
South Dakota	0.14
Tennessee	1.42
Texas	11.13
U.S. Virgin Islands	0.09
Utah	0.24
Vermont	0.12
Virginia	3.73
Washington	2.32
West Virginia	0.14
Wisconsin	1.66

Total Municipal Bonds	97.68

SHORT-TERM INVESTMENTS	1.35

TOTAL INVESTMENTS IN SECURITIES	99.03
OTHER ASSETS IN EXCESS OF LIABILITIES	0.97

TOTAL NET ASSETS	100.00%

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2018	35

Bridge Builder Large Cap Growth Fund

Summary Schedule of Investments

June 30, 2018

	Shares	Value
COMMON STOCKS – 96.19%
Consumer Discretionary – 19.51%
Amazon.com, Inc. (1)	107,688	$183,048,062
Booking Holdings, Inc. (1)	40,657	82,415,398
Lowes Companies, Inc.	1,330,266	127,133,522
McDonald’s Corp.	452,296	70,870,260
Netflix, Inc. (1)	174,959	68,484,201
Nike, Inc.	1,069,410	85,210,589
Starbucks Corp.	1,942,960	94,913,596
TJX Companies, Inc.	776,482	73,905,557
Ulta Beauty, Inc. (1)	242,111	56,523,234
Walt Disney Co.	776,626	81,398,171
Yum! Brands, Inc.	1,003,480	78,492,206
Other Securities (1)	1,346,674	194,574,145

Total Consumer Discretionary		1,196,968,941

Consumer Staples – 5.06%
Coca Cola Co.	1,604,441	70,370,782
Lauder Estee Companies, Inc.	459,558	65,574,331
Mondelez International, Inc.	1,586,959	65,065,319
Other Securities (1)	1,133,089	109,335,296

Total Consumer Staples		310,345,728

Energy – 5.07%
EOG Resources, Inc.	347,873	43,285,837
Schlumberger Ltd.	1,798,809	120,574,167
Other Securities (1)	1,808,704	147,080,649

Total Energy		310,940,653

Financials – 6.72%
Citizens Financial Group, Inc.	1,110,715	43,206,813
Intercontinental Exchange, Inc.	794,995	58,471,882
SunTrust Banks, Inc.	851,025	56,184,671
Other Securities (1)	4,788,738	254,704,992

Total Financials		412,568,358

Healthcare – 12.78%
Becton Dickinson and Co.	283,312	67,870,223
Johnson & Johnson	603,150	73,186,221
Medtronic Plc	777,925	66,598,159
Novo Nordisk A/S – ADR	1,401,552	64,639,578
Pfizer, Inc.	1,565,150	56,783,642
Regeneron Pharmaceuticals, Inc. (1)	211,917	73,109,246
UnitedHealth Group, Inc.	393,034	96,426,962
Other Securities (1)	2,384,096	285,415,402

Total Healthcare		784,029,433

Industrials – 7.05%
Boeing Co.	137,887	46,262,467
Honeywell International, Inc.	299,664	43,166,599
United Technologies Corp.	412,465	51,570,499
Other Securities (1)	2,937,749	291,775,135

Total Industrials		432,774,700

Information Technology – 35.63%
Adobe Systems, Inc. (1)	193,861	47,265,250
Alibaba Group Holding Ltd. – ADR (1)	290,384	53,874,944
Alliance Data Systems Corp.	277,533	64,720,696
Alphabet, Inc. – Class A (1)	141,210	159,452,920
Alphabet, Inc. – Class C (1)	116,658	130,149,498
Apple, Inc.	1,048,067	194,007,682
Autodesk, Inc. (1)	646,891	84,800,941

	Shares	Value
Automatic Data Processing, Inc.	522,514	$70,090,028
Cisco Systems, Inc.	1,278,068	54,995,266
DXC Technology Co.	545,435	43,967,515
Facebook, Inc. (1)	347,034	67,435,647
FleetCor Technologies, Inc. (1)	431,843	90,967,728
Microsoft Corp.	2,509,287	247,440,791
Red Hat, Inc. (1)	685,494	92,109,829
Salesforce.com, Inc. (1)	815,133	111,184,141
SAP SE – ADR	555,889	64,294,122
Tencent Holdings Ltd. – ADR	944,126	47,442,332
Visa, Inc.	1,294,730	171,486,989
Other Securities (1)	4,201,955	390,846,241

Total Information Technology		2,186,532,560

Materials – 2.20%
Ecolab, Inc.	585,137	82,112,275
Praxair, Inc.	282,781	44,721,815
Other Securities (1)	90,179	8,238,330

Total Materials		135,072,420

Real Estate – 2.15%
Equinix, Inc.	210,301	90,406,297
Other Securities (1)	551,676	41,719,483

Total Real Estate		132,125,780

Telecommunication Services – 0.02%
Various Securities (1)	22,220	1,143,754

Total Telecommunication Services		1,143,754

Total Common Stocks (Cost: $4,823,228,454)		5,902,502,327

RIGHTS – 0.00% (2)
Consumer Staples – 0.00% (2)
Herbalife Ltd., expires 8/21/2019 – CVR (1)(4)	93,853	—

Total Rights (Cost: $0)		—

SHORT-TERM INVESTMENTS – 3.09%
Money Market Funds – 3.09%
Goldman Sachs Financial Square Government Fund – Class I, 1.81% (3)	94,819,233	94,819,233
JPMorgan U.S. Government Money Market Fund – Class I, 1.79% (3)	94,819,234	94,819,234

Total Short-Term Investments (Cost: $189,638,467)		189,638,467

TOTAL INVESTMENTS IN SECURITIES – 99.28% (Cost: $5,012,866,921)		6,092,140,794
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.72%		43,945,750

TOTAL NET ASSETS – 100.00%		$6,136,086,544

The accompanying notes are an integral part of these financial statements.

36	Annual Report • June 30, 2018

Bridge Builder Large Cap Growth Fund

Summary Schedule of Investments

June 30, 2018 (Continued)

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

CVR Contingent Value Right

(1)	Non-income producing security or includes securities that are non-income producing.

(2)	Amount calculated is less than 0.005%.

(3)	Represents annualized seven-day yield as of the close of the reporting period.

(4)	Security is categorized as Level 3 per the Trust’s fair value hierarchy. This security represents $0 or 0.00% of the Fund’s net assets.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2018	37

Bridge Builder Large Cap Value Fund

Summary Schedule of Investments

June 30, 2018

	Shares	Value
COMMON STOCKS – 95.50%
Consumer Discretionary – 13.60%
CBS Corp.	889,553	$50,010,670
Comcast Corp. – Class A	2,583,992	84,780,778
McDonald’s Corp.	325,340	50,977,525
Michelin	427,572	51,726,904
Nike, Inc.	1,181,185	94,116,821
TJX Companies, Inc.	875,226	83,304,011
Other Securities (1)	11,622,022	550,998,621

Total Consumer Discretionary		965,915,330

Consumer Staples – 6.97%
Coca Cola Co.	1,312,583	57,569,890
Colgate Palmolive Co.	800,133	51,856,620
Costco Wholesale Corp.	291,928	61,007,113
PepsiCo, Inc.	547,467	59,602,732
Other Securities (1)	4,040,034	265,288,200

Total Consumer Staples		495,324,555

Energy – 9.66%
Chevron Corp.	421,898	53,340,564
Devon Energy Corp.	1,208,604	53,130,232
Exxon Mobil Corp.	614,216	50,814,090
Hess Corp.	1,422,569	95,155,640
Occidental Petroleum Corp.	1,032,958	86,437,925
Other Securities (1)	9,160,422	346,999,536

Total Energy		685,877,987

Financials – 19.42%
American Express Co.	918,326	89,995,948
Bank of America Corp.	2,328,089	65,628,829
Berkshire Hathaway, Inc. (1)	634,148	118,363,724
Chubb Ltd.	742,544	94,317,939
Citigroup, Inc.	1,776,684	118,895,693
JPMorgan Chase & Co.	614,957	64,078,519
PNC Financial Services Group, Inc.	615,876	83,204,848
Wells Fargo & Co.	1,759,326	97,537,033
Other Securities (1)	19,126,690	647,194,482

Total Financials		1,379,217,015

Healthcare – 11.72%
Anthem, Inc.	209,271	49,812,776
Cardinal Health, Inc.	1,559,743	76,162,251
Johnson & Johnson	638,776	77,509,080
Medtronic Plc	1,575,028	134,838,147
Merck & Co., Inc.	1,071,735	65,054,315
UnitedHealth Group, Inc.	390,444	95,791,531
Other Securities (1)	4,327,036	333,379,367

Total Healthcare		832,547,467

Industrials – 11.24%
Air Lease Corp.	1,388,519	58,276,142
Canadian National Railway Co.	822,943	67,275,590
General Dynamics Corp.	270,130	50,354,933
Northrop Grumman Corp.	163,976	50,455,415
Union Pacific Corp.	450,516	63,829,107
United Technologies Corp.	550,347	68,809,885
Other Securities (1)	8,195,761	438,927,604

Total Industrials		797,928,676

	Shares	Value
Information Technology – 12.34%
Accenture Plc	342,429	$56,017,960
Alphabet, Inc. – Class C (1)	71,008	79,220,075
Apple, Inc.	383,008	70,898,611
Cisco Systems, Inc.	1,313,302	56,511,385
Facebook, Inc. (1)	275,320	53,500,182
Microsoft Corp.	1,144,234	112,832,915
Oracle Corp.	1,960,653	86,386,371
Visa, Inc.	443,042	58,680,913
Other Securities (1)	6,329,536	302,533,341

Total Information Technology		876,581,753

Materials – 6.33%
Celanese Corp.	539,275	59,891,882
DowDuPont, Inc.	1,278,700	84,291,904
Lyondellbasell Industries NV	697,465	76,616,530
Nutrien Ltd.	1,145,230	62,277,607
Praxair, Inc.	460,297	72,795,971
Other Securities (1)	912,471	93,597,786

Total Materials		449,471,680

Real Estate – 2.58%
American Tower Corp.	424,946	61,264,465
Public Storage	230,624	52,319,361
Other Securities (1)	1,094,738	69,702,949

Total Real Estate		183,286,775

Telecommunication Services – 0.36%
Various Securities (1)	714,362	25,533,587

Total Telecommunication Services		25,533,587

Utilities – 1.28%
Various Securities (1)	1,707,156	90,986,071

Total Utilities		90,986,071

Total Common Stocks (Cost: $5,982,457,176)		6,782,670,896

SHORT-TERM INVESTMENTS – 4.14%
Money Market Funds – 4.14%
Goldman Sachs Financial Square Government Fund – Class I, 1.81% (2)	146,896,299	146,896,299
JPMorgan U.S. Government Money Market Fund – Class I, 1.79% (2)	146,896,300	146,896,300

Total Short-Term Investments (Cost: $293,792,599)		293,792,599

TOTAL INVESTMENTS IN SECURITIES – 99.64% (Cost: $6,276,249,775)		7,076,463,495
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.36%		25,682,591

TOTAL NET ASSETS – 100.00%		$7,102,146,086

The accompanying notes are an integral part of these financial statements.

38	Annual Report • June 30, 2018

Bridge Builder Large Cap Value Fund

Summary Schedule of Investments

June 30, 2018 (Continued)

Percentages are stated as a percent of net assets.

(1)	Non-income producing security or includes securities that are non-income producing.

(2)	Represents annualized seven-day yield as of the close of the reporting period.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2018	39

Bridge Builder Small/Mid Cap Growth Fund

Summary Schedule of Investments

June 30, 2018

	Shares	Value
COMMON STOCKS – 96.84%
Consumer Discretionary – 12.85%
Advance Auto Parts, Inc.	252,480	$34,261,536
Aptiv Plc	261,000	23,915,430
Expedia Group, Inc.	251,157	30,186,560
John Wiley & Sons, Inc.	404,379	25,233,250
Live Nation Entertainment, Inc. (1)	654,853	31,806,210
Marriott International, Inc.	210,902	26,700,193
Mohawk Industries, Inc. (1)	94,600	20,269,942
Ross Stores, Inc.	438,994	37,204,742
Tractor Supply Co.	270,461	20,687,562
Ulta Beauty, Inc. (1)	100,754	23,522,029
Other Securities (1)	4,215,744	191,468,971

Total Consumer Discretionary		465,256,425

Consumer Staples – 5.56%
Flowers Foods, Inc.	1,166,000	24,287,780
Hormel Foods Corp.	784,000	29,172,640
Other Securities (1)	2,325,007	147,888,431

Total Consumer Staples		201,348,851

Energy – 1.66%
Core Laboratories NV	211,589	26,704,648
Other Securities (1)	2,363,284	33,459,163

Total Energy		60,163,811

Financials – 9.84%
Affiliated Managers Group, Inc.	140,410	20,874,755
Arthur J. Gallagher & Co.	363,000	23,696,640
Everest Re Group Ltd.	119,477	27,537,059
Northern Trust Corp.	253,566	26,089,406
Other Securities (1)	4,438,824	258,093,516

Total Financials		356,291,376

Healthcare – 19.85%
BioMarin Pharmaceutical, Inc. (1)	235,385	22,173,267
Bio-Techne Corp.	143,325	21,204,934
Catalent, Inc. (1)	654,010	27,396,479
Dentsply Sirona, Inc.	699,570	30,620,179
IDEXX Laboratories, Inc. (1)	102,645	22,370,451
Integra LifeSciences Holdings Corp. (1)	636,955	41,026,272
Laboratory Corp. of America Holdings (1)	139,686	25,077,828
Medidata Solutions, Inc. (1)	338,114	27,238,464
Mettler-Toledo International, Inc. (1)	46,184	26,723,448
NuVasive, Inc. (1)	435,581	22,702,482
Waters Corp. (1)	143,426	27,765,839
Other Securities (1)	8,486,741	424,535,202

Total Healthcare		718,834,845

Industrials – 15.10%
A.O. Smith Corp.	393,126	23,253,403
IDEX Corp.	300,581	41,023,295
Nordson Corp.	213,303	27,390,238
Rockwell Automation, Inc.	259,339	43,109,922
United Rentals, Inc. (1)	139,740	20,628,419
Verisk Analytics, Inc. (1)	240,365	25,872,889
Other Securities (1)	7,182,165	365,651,268

Total Industrials		546,929,434

	Shares	Value
Information Technology – 24.27%
Aspen Technology, Inc. (1)	358,950	$33,289,023
Atlassian Corp. Plc (1)	475,700	29,740,764
Fortinet, Inc. (1)	628,825	39,257,545
GrubHub, Inc. (1)	348,794	36,591,979
IPG Photonics Corp. (1)	91,664	20,223,828
LogMeIn, Inc.	258,663	26,706,955
MercadoLibre, Inc.	98,390	29,411,723
Palo Alto Networks, Inc. (1)	243,353	50,001,741
Red Hat, Inc. (1)	247,004	33,189,927
Splunk, Inc. (1)	552,846	54,792,567
Workday, Inc. (1)	440,191	53,315,934
Other Securities (1)	7,469,136	472,389,679

Total Information Technology		878,911,665

Materials – 4.83%
AptarGroup, Inc.	385,608	36,008,075
Berry Global Group, Inc. (1)	558,631	25,663,508
Martin Marietta Materials, Inc.	127,293	28,428,346
Other Securities (1)	2,005,864	85,018,603

Total Materials		175,118,532

Real Estate – 2.62%
Jones Lang LaSalle, Inc.	153,994	25,561,464
SBA Communications Corp. (1)	211,218	34,876,316
Other Securities (1)	839,396	34,552,971

Total Real Estate		94,990,751

Telecommunication Services – 0.22%
Various Securities (1)	441,055	8,037,410

Total Telecommunication Services		8,037,410

Utilities – 0.04%
Various Securities (1)	42,769	1,520,410

Total Utilities		1,520,410

Total Common Stocks (Cost: $2,837,468,067)		3,507,403,510

RIGHTS – 0.00% (2)
Healthcare – 0.00% (2)
Dyax Corp., expires 12/31/2019 – CVR (1)(4)	15,849	57,056

Total Rights (Cost: $35,670)		57,056

SHORT-TERM INVESTMENTS – 2.80%
Money Market Funds – 2.80%
Goldman Sachs Financial Square Government Fund – Class I, 1.81% (3)	50,720,295	50,720,295
JPMorgan U.S. Government Money Market Fund – Class I, 1.79% (3)	50,720,296	50,720,296

Total Short-Term Investments (Cost: $101,440,591)		101,440,591

TOTAL INVESTMENTS IN SECURITIES – 99.64% (Cost: $2,938,944,328)		3,608,901,157
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.36%		13,179,455

TOTAL NET ASSETS – 100.00%		$3,622,080,612

The accompanying notes are an integral part of these financial statements.

40	Annual Report • June 30, 2018

Bridge Builder Small/Mid Cap Growth Fund

Summary Schedule of Investments

June 30, 2018 (Continued)

Percentages are stated as a percent of net assets.

CVR Contingent Value Right

(1)	Non-income producing security or includes securities that are non-income producing.

(2)	Amount calculated is less than 0.005%.

(3)	Represents annualized seven-day yield as of the close of the reporting period.

(4)	Security is categorized as Level 3 per the Trust’s fair value hierarchy. This security represents $57,056 or less than 0.005% of the Fund’s net assets.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2018	41

Bridge Builder Small/Mid Cap Value Fund

Summary Schedule of Investments

June 30, 2018

	Shares	Value
COMMON STOCKS – 97.20%
Consumer Discretionary – 11.02%
Adient Plc	328,698	$16,168,655
Core Mark Holding Company, Inc.	969,099	21,998,547
Nexstar Media Group, Inc.	224,275	16,461,785
Six Flags Entertainment Corp.	234,200	16,405,710
Other Securities (1)	11,175,325	390,413,890

Total Consumer Discretionary		461,448,587

Consumer Staples – 2.15%
Various Securities (1)	2,491,835	90,074,008

Total Consumer Staples		90,074,008

Energy – 7.53%
Andeavor	128,286	16,828,557
Continental Resources, Inc. (1)	267,039	17,293,446
Energen Corp. (1)	325,604	23,710,483
EQT Corp.	292,979	16,166,581
WPX Energy, Inc. (1)	2,054,800	37,048,044
Other Securities (1)	9,112,101	204,168,049

Total Energy		315,215,160

Financials – 23.45%
Alleghany Corp.	32,554	18,717,573
Allstate Corp.	180,149	16,442,199
Ares Capital Corp.	1,209,900	19,902,855
BancorpSouth Bank	557,942	18,384,189
Bank of NT Butterfield & Son Ltd.	541,625	24,763,095
Discover Financial Services	372,193	26,206,109
East West Bancorp, Inc.	295,045	19,236,934
FCB Financial Holdings, Inc. (1)	341,378	20,073,026
Fifth Third Bancorp	721,792	20,715,430
Horizon Bancorp	792,147	16,389,521
Huntington Bancshares, Inc.	1,241,184	18,319,876
IBERIABANK Corp.	220,162	16,688,280
New Residential Investment Corp.	1,211,935	21,196,743
Regions Financial Corp.	1,008,810	17,936,642
Reinsurance Group of America, Inc.	256,554	34,244,828
SunTrust Banks, Inc.	338,224	22,329,548
Synchrony Financial	730,898	24,397,375
Other Securities (1)(3)	17,677,155	625,442,580

Total Financials		981,386,803

Healthcare – 4.31%
Centene Corp. (1)	162,462	20,016,943
Laboratory Corp. of America Holdings (1)	114,813	20,612,378
McKesson Corp.	121,631	16,225,575
Other Securities (1)	3,059,564	123,637,515

Total Healthcare		180,492,411

Industrials – 14.88%
Allison Transmission Holdings, Inc.	534,700	21,650,003
AMETEK, Inc.	227,043	16,383,423
Masonite International Corp. (1)	341,086	24,507,029
The Brink’s Co.	275,183	21,945,844
TriMas Corp. (1)	694,938	20,431,177
Other Securities (1)	10,701,434	517,776,851

Total Industrials		622,694,327

	Shares	Value
Information Technology – 13.70%
Avnet, Inc.	533,311	$22,873,709
CACI International, Inc. (1)	109,457	18,448,977
DXC Technology Co.	217,930	17,567,337
Fidelity National Information Services, Inc.	377,773	40,055,271
Global Payments, Inc.	144,950	16,160,475
Tech Data Corp. (1)	242,069	19,878,706
Other Securities (1)	11,237,263	438,437,128

Total Information Technology		573,421,603

Materials – 5.97%
Crown Holdings, Inc. (1)	549,184	24,581,476
FMC Corp.	248,591	22,176,803
Steel Dynamics, Inc.	351,618	16,156,847
Valvoline, Inc.	775,419	16,725,788
Other Securities (1)	5,475,124	170,031,312

Total Materials		249,672,226

Real Estate – 7.66%
Boston Properties, Inc.	128,508	16,117,473
The Howard Hughes Corp. (1)	147,832	19,587,740
Other Securities (1)	11,091,399	284,871,447

Total Real Estate		320,576,660

Telecommunication Services – 0.18%
Various Securities (1)	259,869	7,721,896

Total Telecommunication Services		7,721,896

Utilities – 6.35%
Atlantica Yield Plc	858,225	17,318,981
Entergy Corp.	273,293	22,079,341
Pinnacle West Capital Corp.	216,644	17,452,841
Xcel Energy, Inc.	356,591	16,289,077
Other Securities (1)	4,128,135	192,623,462

Total Utilities		265,763,702

Total Common Stocks (Cost: $3,599,728,929)		4,068,467,383

SHORT-TERM INVESTMENTS – 2.54%
Money Market Funds – 2.54%
Goldman Sachs Financial Square Government Fund – Class I, 1.81% (2)	53,172,467	53,172,467
JPMorgan U.S. Government Money Market Fund – Class I, 1.79% (2)	53,172,467	53,172,467

Total Short-Term Investments (Cost: $106,344,934)		106,344,934

TOTAL INVESTMENTS IN SECURITIES – 99.74% (Cost: $3,706,073,863)		4,174,812,317

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.26%		11,006,726

TOTAL NET ASSETS – 100.00%		$4,185,819,043

The accompanying notes are an integral part of these financial statements.

42	Annual Report • June 30, 2018

Bridge Builder Small/Mid Cap Value Fund

Summary Schedule of Investments

June 30, 2018 (Continued)

Percentages are stated as a percent of net assets.

(1)	Non-income producing security or includes securities that are non-income producing.

(2)	Represents annualized seven-day yield as of the close of the reporting period.

(3)	Includes a security that is categorized as Level 3 per the Trust’s fair value hierarchy. This security represents $0 or 0.00% of the Fund’s net assets.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2018	43

Bridge Builder International Equity Fund

Summary Schedule of Investments

June 30, 2018

	Shares	Value
COMMON STOCKS – 95.94%
Consumer Discretionary – 13.74%
Adidas AG	280,762	$61,126,957
Honda Motor Co. Ltd.	1,881,700	55,173,297
Industria de Diseno Textil SA	1,539,725	52,434,040
LVMH Moet Hennessy Louis Vuitton SE	133,551	44,341,516
Naspers Ltd.	174,683	44,045,241
Panasonic Corp.	3,895,965	52,534,844
Other Securities (1)(2)	37,689,161	725,861,553

Total Consumer Discretionary		1,035,517,448

Consumer Staples – 10.68%
Anheuser-Busch InBev SA/NV	409,138	41,267,747
Koninklijke Ahold Delhaize NV	3,485,148	83,217,057
Nestle SA	829,500	64,286,954
Tesco Plc	35,630,801	120,560,125
Other Securities (1)(2)	64,000,567	495,445,161

Total Consumer Staples		804,777,044

Energy – 6.79%
BP Plc	13,072,539	99,462,540
Eni SpA	5,959,920	110,505,238
Royal Dutch Shell Plc	245,710	8,503,752
Royal Dutch Shell Plc – Class A	1,535,756	53,297,611
Royal Dutch Shell Plc – Class B	1,276,230	45,705,576
TOTAL SA	1,121,390	68,097,347
Other Securities (1)	8,299,541	125,784,767

Total Energy		511,356,831

Financials – 17.37%
AIA Group Ltd.	8,004,985	69,734,717
DBS Group Holdings Ltd.	2,569,900	49,976,901
DNB ASA	2,328,821	45,349,271
HSBC Holdings Plc	5,517,073	51,553,418
ING Groep NV	3,848,648	55,245,576
Royal Bank of Scotland Group Plc (1)	14,910,301	50,195,973
Sumitomo Mitsui Financial Group, Inc.	1,537,200	59,960,019
Sumitomo Mitsui Trust Holdings, Inc.	1,126,200	44,432,671
United Overseas Bank Ltd.	3,203,325	62,781,112
Other Securities (1)(2)	163,434,754	819,542,000

Total Financials		1,308,771,658

Healthcare – 10.81%
AstraZeneca Plc	825,666	57,108,936
CSL Ltd.	364,096	51,826,572
Mettler-Toledo International, Inc. (1)	77,642	44,925,990
Novartis AG	1,101,690	83,454,057
Novartis AG – Sponsored ADR	385,155	29,094,609
Roche Holding AG	377,027	83,646,523
Sanofi SA	1,184,873	95,097,456
Shanghai Fosun Pharmaceutical Group Ltd.	7,697,000	42,080,943
Other Securities (1)(2)	6,415,336	327,013,576

Total Healthcare		814,248,662

Industrials – 12.48%
Atlas Copco AB	1,598,830	46,303,001
Canadian Pacific Railway Ltd.	226,781	41,505,459
CK Hutchison Holdings Ltd.	7,237,500	76,616,340

	Shares	Value
East Japan Railway Co.	466,100	$44,636,254
Experian Plc	1,745,877	43,068,347
Mitsubishi Corp.	1,672,900	46,387,966
Other Securities (1)(2)	28,392,876	642,110,074

Total Industrials		940,627,441

Information Technology – 12.79%
Accenture Plc	284,004	46,460,214
Alibaba Group Holding Ltd. – ADR (1)	326,564	60,587,419
Keyence Corp.	82,954	46,787,263
Lenovo Group Ltd.	102,128,000	54,971,487
Nokia OYJ	7,966,929	45,697,410
Shopify, Inc. (1)	380,496	55,510,561
Taiwan Semiconductor Manufacturing Co. Ltd.	3,705,000	26,309,499
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR	2,148,792	78,559,836
Tencent Holdings Ltd.	919,306	46,163,321
Other Securities (1)(2)	27,548,731	502,770,812

Total Information Technology		963,817,822

Materials – 3.42%
Bayer AG	409,478	44,970,404
Other Securities (1)(2)	10,090,877	212,550,287

Total Materials		257,520,691

Real Estate – 0.81%
Various Securities (1)	5,396,766	60,931,222

Total Real Estate		60,931,222

Telecommunication Services – 4.53%
China Mobile Ltd.	10,092,500	89,550,218
Singapore Telecommunications Ltd.	27,670,100	62,473,481
Telefonica SA	8,439,941	71,633,554
Other Securities (1)	28,496,714	117,948,219

Total Telecommunication Services		341,605,472

Utilities – 2.52%
Enel SpA	10,268,894	56,901,876
Other Securities (1)(2)	18,229,032	132,930,338

Total Utilities		189,832,214

Total Common Stocks (Cost: $6,717,395,703)		7,229,006,505

PREFERRED STOCKS – 0.25%
Consumer Discretionary – 0.24%
Various Securities	120,104	18,366,081

Total Consumer Discretionary		18,366,081

Consumer Staples – 0.01%
Henkel AG & Co. KGaA	4,471	570,495

Healthcare – 0.00% (3)
Sartorius AG	874	130,113

Materials – 0.00% (3)
Fuchs Petrolub SE	1,593	78,386

Total Preferred Stocks (Cost: $17,537,427)		19,145,075

The accompanying notes are an integral part of these financial statements.

44	Annual Report • June 30, 2018

Bridge Builder International Equity Fund

Summary Schedule of Investments

June 30, 2018 (Continued)

	Shares	Value
RIGHTS – 0.00% (3)
Financials – 0.00% (3)
Various Securities (1)(5)	366,427	$—
Total Rights (Cost: $–)		—

SHORT-TERM INVESTMENTS – 2.98%
Money Market Funds – 2.98%
Goldman Sachs Financial Square Government Fund – Class I, 1.81% (4)	112,441,683	112,441,683
JPMorgan U.S. Government Money Market Fund – Class I, 1.79% (4)	112,441,684	112,441,684

Total Short-Term Investments (Cost: $224,883,367)		224,883,367

TOTAL INVESTMENTS IN SECURITIES – 99.17% (Cost: $6,959,816,497)		7,473,034,947
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.83%		62,273,344

TOTAL NET ASSETS – 100.00%		$7,535,308,291

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

(1)	Non-income producing security or includes securities that are non-income producing.

(2)

Includes securities that were purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities total $55,444,019, which represents 0.74% of total net assets.

(3)	Amount calculated is less than 0.005%.

(4)	Represents annualized seven-day yield as of the close of the reporting period.

(5)	Includes securities that are categorized as Level 3 per the Trust’s fair value hierarchy. These securities represent $0 or 0.00% of the Fund’s net assets.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).

COUNTRY	% of Net Assets
Australia	2.27%
Austria	0.01
Belgium	0.91
Brazil	0.68
Canada	2.51
Chile	0.05
China	4.09
Denmark	1.44
Finland	0.97
France	6.41
Germany	5.67
Hong Kong	4.71
India	1.40
Indonesia	0.36
Ireland	2.17
Israel	0.03
Italy	3.24
Japan	16.08
Luxembourg	0.02
Macau	0.01
Malaysia	0.20
Mexico	0.80
Netherlands	5.28
New Zealand	0.01

COUNTRY (Continued)	% of Net Assets
Norway	0.63
Philippines	0.08
Portugal	0.24
Republic of Korea	0.95
Singapore	2.51
South Africa	0.87
Spain	3.88
Sweden	2.74
Switzerland	7.05
Taiwan	1.64
Thailand	0.10
United Kingdom	14.52
United States	1.66
Other (individually each country is less than 0.005%)	0.00

Total Country	96.19

SHORT-TERM INVESTMENTS	2.98

TOTAL INVESTMENTS IN SECURITIES	99.17
OTHER ASSETS IN EXCESS OF LIABILITIES	0.83

TOTAL NET ASSETS	100.00%

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2018	45

Bridge Builder Mutual Funds

Statements of Assets and Liabilities

June 30, 2018

	Bridge Builder Core Bond Fund	Bridge Builder Core Plus Bond Fund	Bridge Builder Municipal Bond Fund	Bridge Builder Large Cap Growth Fund
Assets
Investments, at value (1)	$16,495,880,993	$12,089,016,757	$3,440,606,118	$6,092,140,794
Foreign currency, at value (2)	—	6,621,281	—	—
Cash	3,235,329	56,154,378	—	—
Receivable for investments sold	219,729,279	104,155,809	—	24,900,723
Receivable for fund shares sold	27,886,043	38,321,563	17,863,735	20,658,327
Unrealized appreciation on forward foreign currency exchange contracts	—	12,373,831	—	—
Dividend and interest receivable	87,786,583	67,541,676	40,937,803	3,561,759
Tax reclaim receivable	—	45,260	—	503,174
Deposits at broker for futures contracts	—	880,878	—	—
Deposits at broker for centrally-cleared swap contracts	—	140,224	—	—
Variation margin on centrally-cleared swap contracts	—	26,827	—	—
Prepaid expenses and other assets	142,792	156,215	62,267	122,746
Total Assets	16,834,661,019	12,375,434,699	3,499,469,923	6,141,887,523

Liabilities
Over-the-counter credit default swap contracts, at value	—	441,111	—	—
Over-the-counter total return swap contracts, at value	—	139,210	—	—
Variation margin on futures contracts	146,184	199,661	—	—
Due to broker for swap contracts	—	10,355,000	—	—
Due to broker for forward foreign currency exchange contracts	—	3,703,859	—	—
Due to broker for sale-buyback transactions	—	3,830,000	—	—
Due to broker for TBA commitments	788,000	131,000	—	—
Payable for investments purchased	1,014,019,531	1,279,120,071	20,380,756	—
Payable for fund shares redeemed	11,948,165	8,213,487	4,072,877	4,415,695
Unrealized depreciation on forward foreign currency exchange contracts	—	4,509,686	—	—
Foreign withholding tax payable	—	125,741	—	7
Payable to Sub-adviser	1,456,387	1,119,752	411,983	1,042,258
Payable to Trustees	82,869	46,767	18,183	32,170
Accrued expenses and other liabilities	908,438	961,623	269,735	310,849
Total Liabilities	1,029,349,574	1,312,896,968	25,153,534	5,800,979
Net Assets	$15,805,311,445	$11,062,537,731	$3,474,316,389	$6,136,086,544

Net Assets Consist of
Paid in capital ($0.00 par value common stock unlimited authorized shares)	$16,089,576,186	$11,293,751,273	$3,482,175,210	$4,859,340,876
Undistributed (distributions in excess of) net investment income	(3,003,586)	1,211,827	316,151	31,167,482
Accumulated net realized gain/(loss)	(100,419,928)	(119,681,687)	(7,409,775)	166,304,117
Unrealized net appreciation/(depreciation) on:
Investments	(186,736,424)	(114,624,889)	(765,197)	1,079,273,873
Foreign currency translation	—	302,304	—	196
Futures contracts	5,895,197	4,704,371	—	—
Forward foreign currency exchange contracts	—	7,864,145	—	—
Swap contracts	—	(10,989,613)	—	—
Net Assets	$15,805,311,445	$11,062,537,731	$3,474,316,389	$6,136,086,544
Net Assets	$15,805,311,445	$11,062,537,731	$3,474,316,389	$6,136,086,544
Shares Outstanding	1,601,019,411	1,127,345,265	344,193,751	453,379,922
Net Asset Value	$9.87	$9.81	$10.09	$13.53

(1) Cost of investments	$16,682,617,417	$12,203,641,646	$3,441,371,315	$5,012,866,921
(2) Cost of foreign currency	—	6,872,987	—	—

The accompanying notes are an integral part of these financial statements.

46	Annual Report • June 30, 2018

Bridge Builder Mutual Funds

Statements of Assets and Liabilities

June 30, 2018 (Continued)

	Bridge Builder Large Cap Value Fund	Bridge Builder Small/Mid Cap Growth Fund	Bridge Builder Small/Mid Cap Value Fund	Bridge Builder International Equity Fund
Assets
Investments, at value (1)	$7,076,463,495	$3,608,901,157	$4,174,812,317	$7,473,034,947
Foreign currency, at value (2)	—	—	—	5,318,685
Cash	6,388,390	13,482	475,901	284,373
Receivable for investments sold	—	33,824,156	6,875,671	4,420,657
Receivable for fund shares sold	22,384,606	9,196,949	10,034,359	55,483,562
Dividend and interest receivable	8,911,092	956,947	5,738,096	14,937,558
Tax reclaim receivable	885,910	6	13,652	11,913,448
Prepaid expenses and other assets	135,623	71,026	73,090	138,890
Total Assets	7,115,169,116	3,652,963,723	4,198,023,086	7,565,532,120

Liabilities
Payable for investments purchased	6,388,390	26,493,754	7,314,882	22,492,773
Payable for fund shares redeemed	4,686,543	3,080,735	3,164,120	3,728,348
Foreign withholding tax payable	156,804	8	10,338	1,221,540
Payable to Sub-adviser	1,361,727	1,074,518	1,422,962	2,032,810
Payable to Trustees	36,323	18,294	21,563	40,832
Accrued expenses and other liabilities	393,243	215,802	270,178	707,526
Total Liabilities	13,023,030	30,883,111	12,204,043	30,223,829
Net Assets	$7,102,146,086	$3,622,080,612	$4,185,819,043	$7,535,308,291

Net Assets Consist of
Paid in capital ($0.00 par value common stock unlimited authorized shares)	$6,306,109,827	$2,822,145,643	$3,623,981,289	$6,855,002,669
Undistributed (distributions in excess of) net investment income	1,982,407	5,199,297	21,236,156	96,879,695
Accumulated net realized gain/(loss)	(6,173,383)	124,778,843	71,863,117	70,446,368
Unrealized net appreciation/(depreciation) on:
Investments	800,213,720	669,956,829	468,738,454	513,218,450
Foreign currency translation	13,515	—	27	(238,891)
Net Assets	$7,102,146,086	$3,622,080,612	$4,185,819,043	$7,535,308,291
Net Assets	$7,102,146,086	$3,622,080,612	$4,185,819,043	$7,535,308,291
Shares Outstanding	585,931,695	267,895,333	349,571,673	649,332,631
Net Asset Value	$12.12	$13.52	$11.97	$11.60

(1) Cost of investments	$6,276,249,775	$2,938,944,328	$3,706,073,863	$6,959,816,497
(2) Cost of foreign currency	—	—	—	5,312,423

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2018	47

Bridge Builder Mutual Funds

Statements of Operations

Year Ended June 30, 2018

	Bridge Builder Core Bond Fund	Bridge Builder Core Plus Bond Fund	Bridge Builder Municipal Bond Fund	Bridge Builder Large Cap Growth Fund
Investment Income
Dividend income	$127,034	$208,014	$—	$63,641,687
Less: Foreign taxes withheld and issuance fees	—	—	—	(537,499)
Interest	416,501,181	242,428,718	69,634,508	2,243,458
Less: Foreign taxes withheld	—	(170,046)	—	—
Total investment income	416,628,215	242,466,686	69,634,508	65,347,646
Expenses
Investment advisory fee	46,734,950	28,060,507	10,907,495	22,964,464
Professional fees	256,121	226,973	109,430	103,875
Administration fee	1,215,574	642,191	295,562	454,678
Fund accounting fees	1,174,546	499,890	199,509	20,759
Transfer agent fees and expenses	34,556	25,310	18,891	21,801
Trustee fees and expenses	313,297	164,752	66,836	114,002
Printing and mailing expense	104,651	100,250	12,137	81,496
Custody fees	355,290	335,203	40,720	95,901
Insurance expense	65,601	33,737	13,023	21,432
Registration fees	628,691	955,666	253,654	400,254
Other expenses	86,801	39,424	17,344	25,053
Total expenses before fee waivers	50,970,078	31,083,903	11,934,601	24,303,715
Fee waivers by Adviser	(29,997,388)	(17,179,797)	(6,153,744)	(11,696,923)
Net expenses	20,972,690	13,904,106	5,780,857	12,606,792
Net Investment Income	395,655,525	228,562,580	63,853,651	52,740,854

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation)
Net realized gain/(loss) on:
Investments	(46,796,799)	(53,379,895)	(2,318,753)	261,519,556
TBA sales commitments	(61,454)	—	—	—
Forward foreign currency exchange contracts	—	(4,854,569)	—	—
Foreign currency transactions	—	(492,647)	—	6,922
Futures contracts	(7,785,902)	(24,060,117)	112	—
Swap contracts	—	2,209,912	—	—
Net realized gain/(loss)	(54,644,155)	(80,577,316)	(2,318,641)	261,526,478
Net change in unrealized appreciation/(depreciation) on:
Investments	(375,662,720)	(147,671,119)	(15,252,326)	509,504,792
Forward foreign currency exchange contracts	—	11,484,359	—	—
Foreign currency transactions	—	284,772	—	(772)
Futures contracts	4,651,453	5,725,012	—	—
Swap contracts	—	(10,998,318)	—	—
Net change in unrealized appreciation/(depreciation)	(371,011,267)	(141,175,294)	(15,252,326)	509,504,020
Net realized gain/(loss) and net change in unrealized appreciation/(depreciation)	(425,655,422)	(221,752,610)	(17,570,967)	771,030,498
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(29,999,897)	$6,809,970	$46,282,684	$823,771,352

The accompanying notes are an integral part of these financial statements.

48	Annual Report • June 30, 2018

Bridge Builder Mutual Funds

Statements of Operations

Year Ended June 30, 2018 (Continued)

	Bridge Builder Large Cap Value Fund	Bridge Builder Small/Mid Cap Growth Fund	Bridge Builder Small/Mid Cap Value Fund	Bridge Builder International Equity Fund
Investment Income
Dividend income	$118,277,310	$22,368,198	$64,319,942	$180,665,089
Less: Foreign taxes withheld and issuance fees	(1,079,255)	(121,028)	(20,950)	(17,406,860)
Interest	2,910,389	1,409,090	1,266,130	2,924,267
Total investment income	120,108,444	23,656,260	65,565,122	166,182,496
Expenses
Investment advisory fee	26,626,247	19,276,285	23,728,544	39,386,415
Professional fees	109,621	81,555	96,818	153,458
Administration fee	523,853	334,865	424,922	646,859
Fund accounting fees	26,660	55,275	69,708	184,569
Transfer agent fees and expenses	23,437	18,888	20,616	23,529
Trustee fees and expenses	131,085	69,419	80,578	141,832
Printing and mailing expense	56,104	45,012	50,480	62,703
Custody fees	140,531	119,728	167,199	1,179,943
Insurance expense	24,609	12,908	15,631	25,688
Registration fees	465,913	228,219	269,333	611,181
Other expenses	29,025	16,078	19,938	25,600
Total expenses before fee waivers	28,157,085	20,258,232	24,943,767	42,441,777
Fee waivers by Adviser	(11,911,316)	(8,042,164)	(8,398,599)	(17,598,726)
Net expenses	16,245,769	12,216,068	16,545,168	24,843,051
Net Investment Income	103,862,675	11,440,192	49,019,954	141,339,445

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation)
Net realized gain/(loss) on:
Investments	47,010,766	153,454,262	114,795,171	132,492,064
Foreign currency transactions	(64,716)	—	(1,258)	(1,583,390)
Net realized gain/(loss)	46,946,050	153,454,262	114,793,913	130,908,674
Net change in unrealized appreciation/(depreciation) on:
Investments	335,753,244	354,212,538	130,875,380	75,992,974
Foreign currency transactions	5,884	—	27	(528,281)
Net change in unrealized appreciation/(depreciation)	335,759,128	354,212,538	130,875,407	75,464,693
Net realized gain/(loss) and net change in unrealized appreciation/(depreciation)	382,705,178	507,666,800	245,669,320	206,373,367
Net Increase/(Decrease) in Net Assets Resulting from Operations	$486,567,853	$519,106,992	$294,689,274	$347,712,812

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2018	49

Bridge Builder Mutual Funds

Statements of Changes in Net Assets

	Bridge Builder Core Bond Fund		Bridge Builder Core Plus Bond Fund
	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2018	Year Ended June 30, 2017
Operations
Net investment income	$395,655,525	$278,168,170	$228,562,580	$124,035,051
Net realized gain/(loss)	(54,644,155)	29,908,070	(80,577,316)	(15,475,802)
Net change in unrealized appreciation/(depreciation)	(371,011,267)	(215,570,026)	(141,175,294)	(45,803,500)
Net increase/(decrease) in net assets resulting from operations	(29,999,897)	92,506,214	6,809,970	62,755,749
Distributions to Shareholders
Net investment income	(415,158,732)	(287,012,333)	(234,531,198)	(130,561,739)
Net realized gains	—	(73,473,364)	—	(14,343,061)
Total distributions	(415,158,732)	(360,485,697)	(234,531,198)	(144,904,800)
Capital Transactions
Proceeds from shares sold	3,545,308,796	4,592,515,464	5,311,139,071	2,675,769,459
Reinvestment of dividends	415,158,732	360,485,697	234,531,198	144,904,800
Cost of shares redeemed	(1,305,825,159)	(1,851,399,810)	(678,884,257)	(725,478,354)
Net increase/(decrease) from capital transactions	2,654,642,369	3,101,601,351	4,866,786,012	2,095,195,905
Net increase/(decrease) in net assets	2,209,483,740	2,833,621,868	4,639,064,784	2,013,046,854
Net Assets
Beginning of period	13,595,827,705	10,762,205,837	6,423,472,947	4,410,426,093
End of period*	$15,805,311,445	$13,595,827,705	$11,062,537,731	$6,423,472,947

* Including undistributed (distribution in excess of) net investment income of:	$(3,003,586)	$5,252,483	$1,211,827	$2,397,290

Change in Shares Outstanding
Shares outstanding, beginning of period	1,336,731,909	1,028,013,351	636,526,505	429,207,231
Shares sold	352,961,173	453,547,669	535,354,890	264,417,554
Shares issued to holders in reinvestments of dividends	41,215,788	35,651,613	23,508,603	14,481,172
Shares redeemed	(129,889,459)	(180,480,724)	(68,044,733)	(71,579,452)
Shares outstanding, end of period	1,601,019,411	1,336,731,909	1,127,345,265	636,526,505

The accompanying notes are an integral part of these financial statements.

50	Annual Report • June 30, 2018

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Continued)

	Bridge Builder Municipal Bond Fund		Bridge Builder Large Cap Growth Fund
	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2018	Year Ended June 30, 2017
Operations
Net investment income	$63,853,651	$41,367,959	$52,740,854	$34,764,114
Net realized gain/(loss)	(2,318,641)	(4,914,970)	261,526,478	5,241,834
Net change in unrealized appreciation/(depreciation)	(15,252,326)	(37,883,399)	509,504,020	495,973,253
Net increase/(decrease) in net assets resulting from operations	46,282,684	(1,430,410)	823,771,352	535,979,201
Distributions to Shareholders
Net investment income	(64,129,188)	(41,223,252)	(41,291,958)	(27,066,103)
Net realized gains	—	(2,316,920)	—	—
Total distributions	(64,129,188)	(43,540,172)	(41,291,958)	(27,066,103)
Capital Transactions
Proceeds from shares sold	1,234,303,647	958,966,674	2,004,039,632	1,877,270,140
Reinvestment of dividends	64,129,188	43,540,172	41,291,958	27,066,103
Cost of shares redeemed	(370,843,444)	(364,922,593)	(894,199,577)	(533,778,981)
Net increase/(decrease) from capital transactions	927,589,391	637,584,253	1,151,132,013	1,370,557,262
Net increase/(decrease) in net assets	909,742,887	592,613,671	1,933,611,407	1,879,470,360
Net Assets
Beginning of period	2,564,573,502	1,971,959,831	4,202,475,137	2,323,004,777
End of period*	$3,474,316,389	$2,564,573,502	$6,136,086,544	$4,202,475,137

* Including undistributed (distribution in excess of) net investment income of:	$316,151	$591,688	$31,167,482	$19,720,284

Change in Shares Outstanding
Shares outstanding, beginning of period	252,850,046	189,905,395	362,586,427	234,806,335
Shares sold	121,606,723	94,587,944	156,582,440	174,989,157
Shares issued to holders in reinvestments of dividends	6,323,121	4,338,588	3,228,456	2,630,331
Shares redeemed	(36,586,139)	(35,981,881)	(69,017,401)	(49,839,396)
Shares outstanding, end of period	344,193,751	252,850,046	453,379,922	362,586,427

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2018	51

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Continued)

	Bridge Builder Large Cap Value Fund		Bridge Builder Small/Mid Cap Growth Fund
	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2018	Year Ended June 30, 2017
Operations
Net investment income	$103,862,675	$65,287,916	$11,440,192	$6,787,253
Net realized gain/(loss)	46,946,050	46,305,382	153,454,262	25,205,712
Net change in unrealized appreciation/(depreciation)	335,759,128	450,092,821	354,212,538	328,830,043
Net increase/(decrease) in net assets resulting from operations	486,567,853	561,686,119	519,106,992	360,823,008
Distributions to Shareholders
Net investment income	(101,268,620)	(65,546,222)	(9,884,986)	(6,879,324)
Net realized gains	(43,366,217)	—	(22,871,720)	—
Total distributions	(144,634,837)	(65,546,222)	(32,756,706)	(6,879,324)
Capital Transactions
Proceeds from shares sold	2,275,283,424	2,489,233,237	1,050,467,075	921,180,878
Reinvestment of dividends	144,634,837	65,546,222	32,756,706	6,879,324
Cost of shares redeemed	(698,707,515)	(606,993,967)	(477,310,876)	(398,945,835)
Net increase/(decrease) from capital transactions	1,721,210,746	1,947,785,492	605,912,905	529,114,367
Net increase/(decrease) in net assets	2,063,143,762	2,443,925,389	1,092,263,191	883,058,051
Net Assets
Beginning of period	5,039,002,324	2,595,076,935	2,529,817,421	1,646,759,370
End of period*	$7,102,146,086	$5,039,002,324	$3,622,080,612	$2,529,817,421

* Including undistributed (distribution in excess of) net investment income of:	$1,982,407	$459,668	$5,199,297	$3,254,145

Change in Shares Outstanding
Shares outstanding, beginning of period	442,683,533	263,234,341	220,163,036	171,165,757
Shares sold	189,183,062	230,265,286	82,516,711	86,039,542
Shares issued to holders in reinvestments of dividends	12,011,218	6,024,258	2,616,348	657,051
Shares redeemed	(57,946,118)	(56,840,352)	(37,400,762)	(37,699,314)
Shares outstanding, end of period	585,931,695	442,683,533	267,895,333	220,163,036

The accompanying notes are an integral part of these financial statements.

52	Annual Report • June 30, 2018

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Continued)

	Bridge Builder Small/Mid Cap Value Fund		Bridge Builder International Equity Fund
	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2018	Year Ended June 30, 2017
Operations
Net investment income	$49,019,954	$27,005,229	$141,339,445	$80,582,434
Net realized gain/(loss)	114,793,913	8,827,500	130,908,674	1,068,637
Net change in unrealized appreciation/(depreciation)	130,875,407	341,143,159	75,464,693	600,361,425
Net increase/(decrease) in net assets resulting from operations	294,689,274	376,975,888	347,712,812	682,012,496
Distributions to Shareholders
Net investment income	(42,170,781)	(19,093,726)	(102,713,544)	(49,670,345)
Net realized gains	(2,212,232)	—	(26,173,483)	—
Total distributions	(44,383,013)	(19,093,726)	(128,887,027)	(49,670,345)
Capital Transactions
Proceeds from shares sold	1,069,899,734	1,457,340,385	2,880,468,866	2,680,262,362
Reinvestment of dividends	44,383,013	19,093,726	128,887,027	49,670,345
Cost of shares redeemed	(423,934,563)	(465,896,028)	(856,446,347)	(664,890,995)
Net increase/(decrease) from capital transactions	690,348,184	1,010,538,083	2,152,909,546	2,065,041,712
Net increase/(decrease) in net assets	940,654,445	1,368,420,245	2,371,735,331	2,697,383,863
Net Assets
Beginning of period	3,245,164,598	1,876,744,353	5,163,572,960	2,466,189,097
End of period*	$4,185,819,043	$3,245,164,598	$7,535,308,291	$5,163,572,960

* Including undistributed (distribution in excess of) net investment income of:	$21,236,156	$14,328,259	$96,879,695	$59,566,927

Change in Shares Outstanding
Shares outstanding, beginning of period	291,066,611	197,601,525	466,636,919	261,005,845
Shares sold	90,735,297	135,671,957	244,205,595	265,787,026
Shares issued to holders in reinvestments of dividends	3,681,101	1,766,302	10,841,805	5,201,083
Shares redeemed	(35,911,336)	(43,973,173)	(72,351,688)	(65,357,035)
Shares outstanding, end of period	349,571,673	291,066,611	649,332,631	466,636,919

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2018	53

Bridge Builder Mutual Funds

Financial Highlights

	Per Share Operating Performance
		Change in Net Assets Resulting from Operations			Less Distributions
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain/(loss)	Net increase/ (decrease) in net asset value from operations	Distributions from net investment income	Distributions from net realized gains	Total Distributions
Bridge Builder Core Bond Fund
For the year ended June 30, 2018	$10.17	0.27	(0.28)	(0.01)	(0.29)	—	(0.29)
For the year ended June 30, 2017	$10.47	0.25	(0.22)	0.03	(0.26)	(0.07)	(0.33)
For the year ended June 30, 2016	$10.10	0.24	0.41	0.65	(0.26)	(0.02)	(0.28)
For the year ended June 30, 2015	$10.14	0.24	(0.04)	0.20	(0.24)	—	(0.24)
For the period 10/28/13(7) - 6/30/14	$10.00	0.14	0.15	0.29	(0.15)	—	(0.15)
Bridge Builder Core Plus Bond Fund
For the year ended June 30, 2018	$10.09	0.29	(0.27)	0.02	(0.30)	—	(0.30)
For the year ended June 30, 2017	$10.28	0.24	(0.15)	0.09	(0.25)	(0.03)	(0.28)
For the period 7/13/15(7) - 6/30/16	$10.00	0.22	0.31	0.53	(0.23)	(0.02)	(0.25)
Bridge Builder Municipal Bond Fund
For the year ended June 30, 2018	$10.14	0.21	(0.05)	0.16	(0.21)	—	(0.21)
For the year ended June 30, 2017	$10.38	0.19	(0.23)	(0.04)	(0.19)	(0.01)	(0.20)
For the period 9/14/15(7) - 6/30/16	$10.00	0.16	0.38	0.54	(0.15)	(0.01)	(0.16)
Bridge Builder Large Cap Growth Fund
For the year ended June 30, 2018	$11.59	0.12	1.92	2.04	(0.10)	—	(0.10)
For the year ended June 30, 2017	$9.89	0.10	1.69	1.79	(0.09)	—	(0.09)
For the year ended June 30, 2016	$9.83	0.09	0.02	0.11	(0.05)	—	(0.05)
For the period 4/27/15(7) - 6/30/15	$10.00	0.01	(0.18)	(0.17)	—	—	—
Bridge Builder Large Cap Value Fund
For the year ended June 30, 2018	$11.38	0.20	0.82	1.02	(0.19)	(0.09)	(0.28)
For the year ended June 30, 2017	$9.86	0.18	1.52	1.70	(0.18)	—	(0.18)
For the year ended June 30, 2016	$9.81	0.17	0.05	0.22	(0.17)	0.00 (8)	(0.17)
For the period 4/27/15(7) - 6/30/15	$10.00	0.03	(0.19)	(0.16)	(0.03)	—	(0.03)
Bridge Builder Small/Mid Cap Growth Fund
For the year ended June 30, 2018	$11.49	0.05	2.12	2.17	(0.04)	(0.10)	(0.14)
For the year ended June 30, 2017	$9.62	0.03	1.88	1.91	(0.04)	—	(0.04)
For the year ended June 30, 2016	$9.96	0.03	(0.35)	(0.32)	(0.02)	—	(0.02)
For the period 4/27/15(7) - 6/30/15	$10.00	0.01	(0.05)	(0.04)	—	—	—
Bridge Builder Small/Mid Cap Value Fund
For the year ended June 30, 2018	$11.15	0.15	0.81	0.96	(0.13)	(0.01)	(0.14)
For the year ended June 30, 2017	$9.50	0.11	1.63	1.74	(0.09)	—	(0.09)
For the year ended June 30, 2016	$9.87	0.08	(0.38)	(0.30)	(0.06)	(0.01)	(0.07)
For the period 4/27/15(7) - 6/30/15	$10.00	0.02	(0.15)	(0.13)	—	—	—
Bridge Builder International Equity Fund
For the year ended June 30, 2018	$11.07	0.21	0.56	0.77	(0.19)	(0.05)	(0.24)
For the year ended June 30, 2017	$9.45	0.15	1.60	1.75	(0.13)	—	(0.13)
For the period 7/6/15(7) - 6/30/16	$10.00	0.16	(0.67)	(0.51)	(0.04)	—	(0.04)

(1)	Annualized for periods less than one year.

(2)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

(3)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(4)	Ratios do not include the impact of the expenses of the underlying funds in which the fund invests.

(5)	Portfolio turnover is not annualized.

(6)	Excludes securities received in capital contribution in-kind.

(7)	Inception Date.

(8)	Less than $0.005.

The accompanying notes are an integral part of these financial statements.

54	Annual Report • June 30, 2018

	Ratios/Supplemental Data
			Ratios to Average Net Assets of:(1)
Net asset value, end of period	Total return(2)(3)	Net assets, end of period (millions)	Expenses, before waivers(4)	Expenses, net of waivers(4)	Net investment income/ (loss)	Portfolio turnover rate(5)

$9.87	(0.15)%	$15,805	0.35%	0.14%	2.71%	236%
$10.17	0.33%	$13,596	0.35%	0.15%	2.44%	232%
$10.47	6.51%	$10,762	0.36%	0.16%	2.32%	238%
$10.10	2.01%	$8,612	0.38%	0.18%	2.17%	115%
$10.14	2.91%	$7,005	0.40%	0.20%	1.99%	262	%(6)

$9.81	0.18%	$11,063	0.41%	0.18%	2.93%	193%
$10.09	0.87%	$6,423	0.40%	0.18%	2.34%	198%
$10.28	5.43%	$4,410	0.43%	0.23%	2.23%	197%

$10.09	1.62%	$3,474	0.39%	0.19%	2.11%	27%
$10.14	(0.36)%	$2,565	0.40%	0.21%	1.88%	23%
$10.38	5.46%	$1,972	0.43%	0.25%	1.76%	21%

$13.53	17.66%	$6,136	0.47%	0.24%	1.01%	54%
$11.59	18.26%	$4,202	0.47%	0.28%	1.11%	44%
$9.89	1.14%	$2,323	0.49%	0.31%	0.89%	45%
$9.83	(1.70)%	$2,587	0.54%	0.37%	0.86%	7%

$12.12	9.01%	$7,102	0.47%	0.27%	1.72%	23%
$11.38	17.38%	$5,039	0.47%	0.30%	1.82%	23%
$9.86	2.35%	$2,595	0.49%	0.34%	1.83%	33%
$9.81	(1.62)%	$2,150	0.54%	0.40%	2.14%	7%

$13.52	18.96%	$3,622	0.67%	0.41%	0.38%	26%
$11.49	19.87%	$2,530	0.68%	0.43%	0.34%	27%
$9.62	(3.16)%	$1,647	0.71%	0.47%	0.41%	49%
$9.96	(0.40)%	$1,424	0.77%	0.49%	0.51%	12%

$11.97	8.62%	$4,186	0.67%	0.45%	1.32%	38%
$11.15	18.33%	$3,245	0.69%	0.47%	1.10%	48%
$9.50	(3.08)%	$1,877	0.73%	0.54%	1.19%	49%
$9.87	(1.30)%	$887	0.81%	0.62%	1.21%	8%

$11.60	6.85%	$7,535	0.65%	0.38%	2.15%	20%
$11.07	18.78%	$5,164	0.67%	0.42%	2.17%	22%
$9.45	(5.06)%	$2,466	0.69%	0.46%	1.99%	18%

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2018	55

Bridge Builder Mutual Funds

Notes to Financial Statements

1. ORGANIZATION

The Bridge Builder Trust (the “Trust”) is a Delaware statutory trust organized under the laws of the State of Delaware on December 19, 2012, and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2018, the Trust consisted of nine series, of which the eight active series identified below are presented in this report (each a “Fund,” and collectively, the “Funds”). The one remaining series is inactive and currently not available for purchase.

Olive Street Investment Advisers, LLC (the “Adviser”) acts as investment adviser to the Funds.

Fund	Investment Objective
Bridge Builder Core Bond Fund (“Core Bond Fund”)	To provide total return (capital appreciation plus income)
Bridge Builder Core Plus Bond Fund (“Core Plus Bond Fund”)	To provide total return (capital appreciation plus income)
Bridge Builder Municipal Bond Fund (“Municipal Bond Fund”)	To provide current income exempt from federal tax, with a secondary goal of preservation of investment principal
Bridge Builder Large Cap Growth Fund (“Large Cap Growth Fund”)	To provide capital appreciation
Bridge Builder Large Cap Value Fund (“Large Cap Value Fund”)	To provide capital appreciation
Bridge Builder Small/Mid Cap Growth Fund (“Small/Mid Cap Growth Fund”)	To provide capital appreciation
Bridge Builder Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”)	To provide capital appreciation
Bridge Builder International Equity Fund (“International Equity Fund”)	To provide capital appreciation

The Funds are diversified and each currently offer a single class of shares. The Funds are available for investment exclusively through Edward Jones Advisory Solutions®.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”).

a) Use of Estimates – The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

b) Investment Valuation – All securities and other investments are recorded at their estimated fair value, as described in Note 4.

c) Federal Income Taxes – Each Fund is treated as a separate taxable entity for federal income tax purposes. The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of their net investment income and capital gains to shareholders. As a result, no provision for federal income tax is recorded in the financial statements.

56	Annual Report • June 30, 2018

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

The Adviser has reviewed the Funds’ tax positions for all open tax years (the prior three years of tax filings or since inception, if shorter, are considered open for examination) and has concluded that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

As of June 30, 2018, the Funds had no tax examinations or audits in progress.

d) Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income for the Core Bond, Core Plus Bond and Municipal Bond Funds are generally declared daily and paid monthly. The Large Cap Value Fund will generally declare and pay distributions of net investment income quarterly. The Large Cap Growth, Small/Mid Cap Growth, Small/Mid Cap Value and International Equity Funds will generally declare and pay distributions of net investment income annually, as necessary. Realized capital gains, if any, are distributed by each Fund at least annually, as necessary. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature, these amounts are reclassified within the capital accounts in the financial statements to reflect their tax character.

e) Indemnifications – In the normal course of business, the Trust may enter into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Trust that have not yet occurred.

f) Investment Transactions, Income and Expense Allocation – Investment transactions are recorded on trade date. Securities gains and losses, net of foreign taxes withheld, if any, are calculated on the basis of identified cost. Dividend income (expense), net of foreign taxes withheld, if any, is recognized on ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as the information becomes available, which may be after the published ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Issuance fees, if any, are custodial fees on American Depositary Receipts (“ADRs”) charged by ADR agents on ADR dividends and are recorded when paid. Interest income is recognized on an accrual basis, while discounts and premiums on securities purchased are amortized or accreted, respectively, using the constant yield method over the life of the security. Expenses common to multiple Funds are allocated among the respective Funds based upon their relative net asset values or other reasonable allocation methods.

g) Foreign Currency Translation and Transactions – The books and records of the Funds are maintained in U.S. dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the valuation date. Transactions denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains/(losses) are included in the reported net realized gains/(losses) on investments in securities and derivatives and net change in unrealized appreciation/(depreciation) on investment securities and derivatives on the Statements of Operations.

3. SECURITIES AND OTHER INVESTMENTS

a) Delayed Delivery Securities – Certain Funds may enter into contracts to purchase mortgage securities for a fixed price at a future date beyond customary settlement time if the Fund sets aside on its books liquid assets in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. In the case of delayed delivery mortgage purchase commitments, the unit price and the

Annual Report • June 30, 2018	57

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

estimated principal amount are established when the Fund enters into a contract, with the actual principal amount being within a specified range of the estimate. For these obligations, the Fund will earmark liquid assets in an amount sufficient to cover its obligations. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in the value of the Fund’s other assets. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in a loss to the Fund of an advantageous yield or price. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to settlement if it deems it appropriate to do so.

A Fund may enter into delayed delivery sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of the sale commitments are not received until the contractual settlement date. Unsettled sale commitments are valued at current market value of the underlying securities. If the sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss on the commitment without regard to any unrealized appreciation/(depreciation) on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or (loss) from the sale of the securities based upon the unit price established at the date the commitment was entered into.

b) Derivatives – The Funds invest in derivatives as permitted by their investment objectives and policies. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument.

Futures Contracts – Certain Funds may enter into futures contracts, which are agreements between two parties to buy or sell a specified underlying instrument for a fixed price on a specified future date. The Funds buy and sell futures contracts to gain or hedge exposure to certain risk factors. Upon entering into a futures contract, the Funds are required to deposit with the broker cash or securities, which are referred to as initial margin. Securities deposited as initial margin are designated on the Summary Schedule of Investments, and cash deposited is recorded as Deposits at broker for futures contracts on the Statements of Assets and Liabilities. Exchange traded futures are marked to market daily based on the price movement of the contract. This change in value creates either a payable or receivable for the Fund as either more or less margin is required by the clearing agent. This change in value, known as variation margin, is moved daily between the Fund and its counterparty. A change in the market value of an open futures contract is recorded as unrealized appreciation/(depreciation) until the contract is closed. When a contract is closed, the Fund will record a realized gain or (loss) equal to the difference between the proceeds of the closing transaction and the Fund’s basis in the contract. Futures contracts outstanding at period end, if any, are listed within each Fund’s Summary Schedule of Investments.

Forward Foreign Currency Exchange Contracts – Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation/(depreciation). When the contract is closed in its foreign currency, the Funds record a realized gain or (loss) equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Forward foreign currency exchange contracts outstanding at period end, if any, are listed within each Fund’s Summary Schedule of Investments.

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Notes to Financial Statements (Continued)

Repurchase Agreements – In a repurchase agreement, a Fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a Fund to counterparty risk, meaning that the Fund could lose money if the other party fails to perform under the terms of the agreement. A Fund mitigates this risk by ensuring that the Fund’s repurchase agreements are collateralized by cash and/or U.S. government securities. All collateral is held by a Fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty. Certain Funds may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian under a tri-party agreement for investment companies and other clients advised by the Sub-adviser (as defined below) and its affiliates. A Fund may participate with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities. Repurchase agreements are subject to master netting agreements, which are agreements between a Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund through a single payment, in the event of default or termination. Amounts presented on the Summary Schedule of Investments are gross settlement amounts.

Swap Contracts – Certain Funds may invest in swap contracts. Swap contracts are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. Swap contracts may be privately negotiated in the over-the-counter market (“OTC Swaps”) or may be cleared through a third-party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into credit default, interest rate and/or total return swap contracts to manage the Fund’s exposure to credit, interest rate and equity risk. Securities or cash may be used as collateral or margin in accordance with the terms of the swap contract in order to provide assets in the event of a default or bankruptcy.

Centrally Cleared Swaps are marked to market daily and the change, if any, is recorded as swap variation margin on the Statements of Assets and Liabilities. OTC Swaps are marked to market daily and the change, if any, is included in the OTC Swap Contracts, at value line item on the Statements of Assets and Liabilities. Both OTC and Centrally Cleared Swaps show this component as change in unrealized appreciation/(depreciation) on the Statements of Operations. Swap variation margin is accounted for as unrealized appreciation/(depreciation) until the contract is closed, at which time the gains or (losses) are realized. Upfront premiums received/(paid) represent cash payments made upon the opening of the swap contract to compensate for differences between the stated terms of the contract and the current market value contract. These upfront payments are recorded as assets/(liabilities) and are included within the market value of the swap contract. Upon liquidation or termination of the swap contract, these payments are recorded as realized gain/(loss) on the Statements of Operations. Net periodic payments received/(paid) by the Fund are also included in the realized gain/(loss) on swap contracts on the Statements of Operations. Swap contracts outstanding, including their respective notional amounts at period end, if any, are listed within each Fund’s Summary Schedule of Investments.

Interest Rate Swaps – Certain Funds may enter into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

Credit Default Swap Contracts – Certain Funds may enter into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default swap contract,

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Notes to Financial Statements (Continued)

the protection buyer typically makes an upfront payment and a periodic stream of payments to the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or other equally ranked obligations of the reference entity. As a seller of protection on a credit default swap contract, the Fund will generally receive from the protection buyer a fixed rate of income throughout the term of the swap provided there is no credit event. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

Implied credit spreads are used to determine the value of credit default swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

Risks of loss may exceed amounts recognized on the Summary Schedule of Investments. A Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the specific Fund and the counterparty. Where a Fund is a seller of protection, the maximum potential amount of future payments the Fund may be required to make is equal to the notional amount of the relevant credit default contract. The Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Summary Schedule of Investments.

Total Return Swap Contracts – Certain Funds invest in total return swaps to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily and the change, if any, is recorded as net change in unrealized appreciation/(depreciation) on swap contracts in the Statements of Operations. Total return swaps normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subject the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities. The use of short total return swaps subject the Funds to unlimited loss. Periodic payments received (paid) by the Funds are recorded as net realized gain/(loss) on swap contracts in the Statements of Operations. Total return swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

c) Loan Participation, Assignments and Unfunded Commitments – Certain Funds invest in loan participations and assignments. When one of the Funds purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or a third party selling such participations (“Selling Participant”), but not the borrower. In this case, the Fund assumes the credit risk of the borrower and the Selling Participant and any other persons inter-positioned between the Fund and the borrower (“Intermediate Participants”). In contrast, when one of the Funds purchases an assignment, the contractual relationship is with the borrower and the credit risk assumed by the Fund is only with the borrower. Although certain loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor.

The Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding. These unfunded commitments represent a future obligation in full, even though a percentage of the loan may not be utilized by the borrower. These types of investments may include standby financing commitments, such as revolving credit facilities, which obligate the Fund to supply additional cash to the borrower on demand. The value of the unfunded

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Notes to Financial Statements (Continued)

portion of the investment is determined using pro-rata allocation, based on its par value relative to the par value of the entire investment. The unfunded loan commitments are marked daily and any unrealized appreciation/(depreciation) from unfunded commitments is reported in the Statements of Assets and Liabilities as well as the Statements of Operations. When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of the loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. In addition, loan participations and assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan participations and assignments, and certain loan participations and assignments which were liquid, when purchased, may become illiquid. As of June 30, 2018 the Funds did not hold any unfunded commitments.

d) Restricted Securities – The Funds may own investment securities that are unregistered or have other legal or contractual limitations, and thus are restricted as to resale. These securities are valued after giving due consideration to pertinent factors, including recent private sales, market conditions and the issuer’s financial performance. Where future disposition of these securities requires registration under the Securities Act of 1933, a Fund may have the right to include these securities in such registration, generally without cost to the Fund. A Fund generally has no right to require registration of the unregistered securities it holds. All unregistered securities held at June 30, 2018 met the definition of Rule 144A of the Securities Act of 1933 and can be traded with an institutional investor without registration. The Adviser has determined that as of June 30, 2018, the Funds did not hold any restricted securities pursuant to the Funds’ restricted securities guidelines.

e) Defaulted Securities – Certain Funds may hold defaulted securities or other securities which were placed in non-accrual status as the collection of a portion or all of the interest has been deemed to be uncollectible. Debt obligations may be placed on non-accrual status and the related interest income, amortization or accretion may be reduced or stopped entirely. Additionally, current income accruals and interest receivables may be written off when the collection of the interest income has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

f) Sale-buyback Transactions – A sale-buyback financing transaction consists of a sale of a security by a Fund to a counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected in the payable for investments purchased on the Statements of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Sub-adviser or will otherwise cover its obligations under sale-buyback transactions. Sale-buyback transactions are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”), which are agreements between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of sale-buyback transactions as of period end is disclosed in each Fund’s Summary Schedule of Investments.

The Core Plus Bond Fund began entering into sale-buyback transactions in May 2018. As of June 30, 2018, the Core Plus Bond Fund participated in sale-buyback transactions: the payable for investments purchased related to sale-buyback transactions were $485,242,595, interest expense was $521,622, the impact to the Gross and Net Expense Ratio’s was less than one basis point. Additionally, during the period May 1 through June 30, 2018, the average amount of borrowings outstanding was $155,319,967 at a weighted average interest rate of 1.86%.

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4. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

a) Investment Valuation Policies – The Net Asset Value (“NAV”) of the Funds’ shares are generally valued as of the close of the regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open. The NAV per share of each Fund is computed by dividing the total net assets of the Fund by the total number of shares outstanding. For purposes of calculating the NAV, portfolio securities and derivative instruments are valued using valuation methods adopted by the Trust’s Board of Trustees (the “Board”).

The Board has delegated responsibility for applying approved valuation policies to the Adviser. The Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of the prices utilized including: periodic vendor due diligence meetings and reviewing the results of back testing on a monthly basis. The Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

The Board has established a Valuation Committee whose function is to monitor the valuation of portfolio securities and derivative instruments and determine in good faith the fair value of the Funds’ holdings after considering all relevant factors. The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and is authorized to make all necessary determinations to fair value the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers, dealers or independent pricing services are unreliable.

Additionally, the Board has adopted valuation procedures that allow for the use of fair value pricing in appropriate circumstances. For example, such circumstances may arise when trading in a security has been halted or suspended, when a security has been delisted from a national exchange, when a security has not been traded for an extended period of time, or when a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time a Fund calculates its own share price. If there is no price, or in the Adviser’s determination the price provided for a security by an independent pricing agent or broker does not represent fair value, then the security will be fair valued in accordance with procedures adopted by the Board. Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities. In using fair value pricing, a Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value to price securities, a Fund may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value.

b) Fair Value Hierarchy – The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the following three broad categories:

•	Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2 – Fair value measurement within Level 2 should be based on all inputs other than quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.

•

Level 3 – Fair value measurement within Level 3 should be based on unobservable inputs in such cases where markets don’t exist or are illiquid. Significant unobservable inputs include model derived valuations in which the majority of significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

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Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

c) Valuation Techniques – Fixed-income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds (other than short-term securities) are valued using that day’s bid price provided by an independent pricing service. Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yields and other relevant data relating to investments or securities with similar characteristics. The independent pricing service’s internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, trade information, market color, credit risks/spreads, default rates and quoted prices for similar assets and the securities’ terms and conditions. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data and packaged collateral performance, as available. Mortgage- and asset-backed securities that use such valuation techniques and inputs are typically categorized as Level 2.

Short-term securities without a vendor price and with 60 days or less remaining to maturity when acquired by a Fund are generally valued on an amortized cost basis, which approximates fair value. These securities are typically categorized as Level 2 in the fair value hierarchy.

Equity securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. These valuations are typically categorized as Level 1 in the fair value hierarchy. Securities traded on an exchange for which there have been no sales are valued at the mean between the last bid and ask price on such day. Securities and financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective securities in accordance with procedures adopted by the Board and are classified as Level 2 or Level 3 depending on the observability of inputs.

Certain vendor-priced securities may also be considered Level 3 if significant unobservable inputs are used by the vendors.

Foreign securities, currencies and other assets denominated in currencies other than U.S. dollars are translated to U.S. dollars using exchange rates obtained from independent pricing services. All assets denominated in foreign currencies are converted to U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern time.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Open-ended mutual funds (including money market funds) are valued at the end of the day’s net asset value and are categorized as Level 1 of the fair value hierarchy.

Exchange traded financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales or settlement price. To the

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Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. If there was no sale activity, the financial derivative is valued at the mean between the highest bid and lowest ask price on the relevant exchange closest to the close of the NYSE and are categorized as Level 2.

OTC derivatives, including forward foreign currency exchange contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable. These securities are typically categorized as Level 2 of the fair value hierarchy.

The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Centrally cleared credit default and interest rate swap contracts are valued daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract. These securities are typically categorized as Level 2 of the fair value hierarchy.

The Funds value the repurchase agreements they have entered based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral). These securities are typically categorized as Level 2 of the fair value hierarchy.

Quantitative Information

The following tables represent each Fund’s valuation inputs as presented in the Summary Schedule of Investments.

Core Bond Fund

	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Obligations	$—	$1,812,269,960	$69,077,187	$1,881,347,147
Corporate Bonds
Basic Materials	—	179,887,247	—	179,887,247
Communications	—	329,172,844	—	329,172,844
Consumer, Cyclical	—	367,035,855	—	367,035,855
Consumer, Non-cyclical	—	528,293,797	—	528,293,797
Diversified	—	12,285,059	—	12,285,059
Energy	—	524,077,695	—	524,077,695
Financials	—	1,938,223,954	100,220	1,938,324,174
Industrials	—	258,076,409	—	258,076,409
Real Estate	—	4,842,156	—	4,842,156
Technology	—	188,625,174	—	188,625,174
Utilities	—	432,470,222	—	432,470,222
Government Related	—	3,436,501,896	—	3,436,501,896
Mortgage-Backed Obligations	—	5,318,274,690	68,458,158	5,386,732,848
Preferred Stocks
Financials	2,481,400	—	—	2,481,400
Short-Term Investments
Money Market Funds	1,024,743,425	—	—	1,024,743,425
U.S. Treasury Bills	—	983,645	—	983,645
Futures Contracts (1)	6,116,608	—	—	6,116,608
Total Assets	$1,033,341,433	$15,331,020,603	$137,635,565	$16,501,997,601
Liabilities
Futures Contracts (1)	$221,411	$—	$—	$221,411
Total Liabilities	$221,411	$—	$—	$221,411

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Core Plus Bond Fund
	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Obligations	$—	$1,434,157,653	$19,450,143	$1,453,607,796
Bank Loans	—	233,731,265	6,629,855	240,361,120
Corporate Bonds
Basic Materials	—	100,122,092	512,495	100,634,587
Communications	—	475,422,817	—	475,422,817
Consumer, Cyclical	—	313,368,418	4,561,619	317,930,037
Consumer, Non-cyclical	—	582,876,191	2,982,657	585,858,848
Diversified	—	6,099,202	—	6,099,202
Energy	—	329,819,597	—	329,819,597
Financials	—	1,425,659,148	—	1,425,659,148
Industrials	—	212,804,960	—	212,804,960
Real Estate	—	40,143,334	—	40,143,334
Technology	—	198,533,416	—	198,533,416
Utilities	—	206,207,863	545,843	206,753,706
Government Related	—	2,628,557,708	—	2,628,557,708
Mortgage-Backed Obligations	—	2,360,109,980	17,319,420	2,377,429,400
Preferred Stocks
Consumer, Non-cyclical	7,421,652	—	—	7,421,652
Financials	6,120,976	—	—	6,120,976
Common Stocks
Communications	—	—	9,588	9,588
Consumer, Cyclical	3,627,118	—	—	3,627,118
Short-Term Investments
Banker’s Acceptance	—	141,328,011	—	141,328,011
Commercial Paper	—	257,806,599	—	257,806,599
Foreign Treasury Bills	—	110,481,939	—	110,481,939
Repurchase Agreements	—	383,300,000	—	383,300,000
Money Market Funds	575,019,533	—	—	575,019,533
U.S. Treasury Bills	—	4,285,665	—	4,285,665
Futures Contracts (1)	5,487,021	—	—	5,487,021
Forward Foreign Currency Exchange Contracts (1)	—	12,373,831	—	12,373,831
Swap Contracts (1)	—	2,966,938	—	2,966,938
Total Assets	$597,676,300	$11,460,156,627	$52,011,620	$12,109,844,547
Liabilities
Futures Contracts (1)	$782,650	$—	$—	$782,650
Forward Foreign Currency Exchange Contracts (1)	—	4,509,686	—	4,509,686
Swap Contracts (1)	—	12,168,475	—	12,168,475
Total Liabilities	$782,650	$16,678,161	$—	$17,460,811

Municipal Bond Fund
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds
Education	$—	$384,867,119	$—	$384,867,119
General Obligation	—	855,689,003	478,732	856,167,735
General Revenue	—	785,621,259	994,384	786,615,643
Healthcare	—	526,014,108	12,284,576	538,298,684
Housing	—	83,433,968	—	83,433,968
Transportation	—	488,072,765	—	488,072,765
Utilities	—	255,631,564	480,002	256,111,566
Short-Term Investments	47,038,638	—	—	47,038,638
Total Assets	$47,038,638	$3,379,329,786	$14,237,694	$3,440,606,118

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Large Cap Growth Fund
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Consumer Discretionary	$1,172,857,424	$24,111,517	$—		$1,196,968,941
Consumer Staples	310,345,728	—	—		310,345,728
Energy	310,940,653	—	—		310,940,653
Financials	412,568,358	—	—		412,568,358
Healthcare	784,029,433	—	—		784,029,433
Industrials	432,774,700	—	—		432,774,700
Information Technology	2,186,532,560	—	—		2,186,532,560
Materials	135,072,420	—	—		135,072,420
Real Estate	132,125,780	—	—		132,125,780
Telecommunication Services	1,143,754	—	—		1,143,754
Rights
Consumer Staples	—	—	—	(2)	—
Short-Term Investments	189,638,467	—	—		189,638,467
Total Assets	$6,068,029,277	$24,111,517	$—		$6,092,140,794

Large Cap Value Fund
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Consumer Discretionary	$914,188,426	$51,726,904	$—		$965,915,330
Consumer Staples	495,324,555	—	—		495,324,555
Energy	685,877,987	—	—		685,877,987
Financials	1,379,217,015	—	—		1,379,217,015
Healthcare	832,547,467	—	—		832,547,467
Industrials	797,928,676	—	—		797,928,676
Information Technology	829,667,767	46,913,986	—		876,581,753
Materials	449,471,680	—	—		449,471,680
Real Estate	183,286,775	—	—		183,286,775
Telecommunication Services	25,533,587	—	—		25,533,587
Utilities	90,986,071	—	—		90,986,071
Short-Term Investments	293,792,599	—	—		293,792,599
Total Assets	$6,977,822,605	$98,640,890	$—		$7,076,463,495

Small/Mid Cap Growth Fund
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Consumer Discretionary	$465,256,425	$—	$—		$465,256,425
Consumer Staples	201,348,851	—	—		201,348,851
Energy	60,163,811	—	—		60,163,811
Financials	356,291,376	—	—		356,291,376
Healthcare	718,834,845	—	—		718,834,845
Industrials	546,929,434	—	—		546,929,434
Information Technology	878,911,665	—	—		878,911,665
Materials	175,118,532	—	—		175,118,532
Real Estate	94,990,751	—	—		94,990,751
Telecommunication Services	8,037,410	—	—		8,037,410
Utilities	1,520,410	—	—		1,520,410
Rights
Healthcare	—	—	57,056		57,056
Short-Term Investments	101,440,591	—	—		101,440,591
Total Assets	$3,608,844,101	$—	$57,056		$3,608,901,157

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Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

Small/Mid Cap Value Fund
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Consumer Discretionary	$461,448,587	$—	$—		$461,448,587
Consumer Staples	90,074,008	—	—		90,074,008
Energy	315,215,160	—	—		315,215,160
Financials	981,386,803	—	—	(2)	981,386,803
Healthcare	180,492,411	—	—		180,492,411
Industrials	622,694,327	—	—		622,694,327
Information Technology	573,421,603	—	—		573,421,603
Materials	249,672,226	—	—		249,672,226
Real Estate	320,576,660	—	—		320,576,660
Telecommunication Services	7,721,896	—	—		7,721,896
Utilities	265,763,702	—	—		265,763,702
Short-Term Investments	106,344,934	—	—		106,344,934
Total Assets	$4,174,812,317	$—	$—		$4,174,812,317

International Equity Fund
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Consumer Discretionary	$135,498,994	$900,018,454	$—		$1,035,517,448
Consumer Staples	129,722,092	675,054,952	—		804,777,044
Energy	68,078,914	443,277,917	—		511,356,831
Financials	100,923,544	1,207,848,114	—		1,308,771,658
Healthcare	173,950,354	640,298,308	—		814,248,662
Industrials	109,200,718	831,426,723	—		940,627,441
Information Technology	334,497,070	629,320,752	—		963,817,822
Materials	19,450,118	238,070,573	—		257,520,691
Real Estate	12,129,478	48,801,744	—		60,931,222
Telecommunication Services	—	341,605,472	—		341,605,472
Utilities	328,272	189,503,942	—		189,832,214
Preferred Stocks
Consumer Discretionary	—	18,366,081	—		18,366,081
Consumer Staples	—	570,495	—		570,495
Healthcare	—	130,113	—		130,113
Materials	—	78,386	—		78,386
Rights
Financials	—	—	—	(2)	—
Short-Term Investments	224,883,367	—	—		224,883,367
Total Assets	$1,308,662,921	$6,164,372,026	$—		$7,473,034,947

(1)

Derivative instruments, including futures, swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Summary Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and centrally-cleared derivatives.

(2)	Includes a security valued at $0.

Annual Report • June 30, 2018	67

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

The Funds recognize all transfers at the end of the reporting period. Transfers from Level 1 and Level 2 to Level 3 are generally due to a decline in market activity which resulted in a lack of or fewer observable market inputs used to determine price or the removal of a fair value valuation adjustment. Transfers from Level 3 to Level 2 are generally the result of increased observable market activity, resulting in an increase in the number of observable inputs used to determine price.

Below are the transfers between levels for the Core Bond, Core Plus Bond, Municipal Bond, and International Equity Funds during the reporting period from July 1, 2017 to June 30, 2018. There were no transfers between levels for the Large Cap Growth, Large Cap Value, Small/Mid Cap Growth and Small/Mid Cap Value Funds during the reporting period ended June 30, 2018.

	Core Bond Fund	Core Plus Bond Fund	Municipal Bond Fund	International Equity Fund
Transfers into Level 1 (1)	$—	$—	$—	$19,661,066
Transfers out of Level 1 (2)	—	—	—	(7,031,003)

Net transfers into/(out of) Level 1	—	$—	$—	$12,630,063

Transfers into Level 2 (1)(2)	$44,896,465	$38,806,789	$9,130,681	$7,031,003
Transfers out of Level 2 (1)(2)	—	(11,145,045)	—	(19,661,066)

Net transfers into/(out of) Level 2	$44,896,465	$27,661,744	$9,130,681	$(12,630,063)

Transfers into Level 3 (2)	—	$11,145,045	$—	$—
Transfers out of Level 3 (1)	$(44,896,465)	(38,806,789)	(9,130,681)	—

Net transfers into/(out of) Level 3	$(44,896,465)	$(27,661,744)	$(9,130,681)	$—

(1)	Securities transferred from Level 3 to Level 2 and Level 2 to Level 1 were the result of additional market data being obtained and observed or the removal of a fair value valuation adjustment.

(2)	Securities transferred from Level 1 to Level 2 and Level 2 to Level 3 because of the application of a fair value valuation adjustment or the lack of observable market data.

The Core Bond, Core Plus Bond, Municipal Bond, Large Cap Growth, Small/Mid Cap Growth, Small/Mid Cap Value, and International Equity Funds all held Level 3 securities at the end of the period. In the aggregate, securities classified as Level 3 in the Core Plus Bond, Municipal Bond, Large Cap Growth, Small/Mid Cap Growth, Small/Mid Cap Value, and International Equity Funds have been deemed immaterial.

Below is a roll forward which details the activity of securities in Level 3 during the period ended June 30, 2018:

Core Bond Fund
Beginning Balance – June 30, 2017	$127,785,038
Purchases	97,531,950
Sales proceeds and paydowns	(41,974,343)
Transfers into Level 3	—
Transfer out of Level 3	(44,896,465)
Realized gains/(losses), net	120,004
Change in unrealized gains/(losses), net	(930,619)

Ending Balance – June 30, 2018	$137,635,565

The realized and unrealized gains/(losses) from Level 3 transactions are included with the net realized gain/(loss) on investments and net change in unrealized appreciation/(depreciation) on investments on the Statements of Operations, respectively. The net change in unrealized appreciation/(depreciation) on investments related to Level 3 securities held by the Core Bond Fund at June 30, 2018 totals $(398,545).

The following provides a general description of the impact of a change in an unobservable input on the fair value measurement and the interrelationship of unobservable inputs, where relevant and significant. Interrelationships may also exist between observable and unobservable inputs (for example, as interest rates rise, prepayment rates decline).

68	Annual Report • June 30, 2018

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

Significant unobservable inputs used by the third-party pricing vendors and broker-dealers generally include prepayment rates, interest rates, probability of default and loss severity in the event of default. Significant increases/(decreases) in any of those inputs in isolation could result in a significantly higher/lower fair value measurement. Generally, a change in the assumption used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumption used for prepayment rates.

Additionally, third-party pricing vendors and broker-dealers could use market activity related to comparable securities to supplement the inputs noted above. Usually, an increase/(decrease) in the price of a comparable bond would result in a higher/lower fair value measurement.

The following table presents information about unobservable inputs related to the Funds’ categories of Level 3 investments as of June 30, 2018:

Quantitative Information about Level 3 Fair Value Measurements*

Core Bond Fund

Investment Type	Fair Value at 6/30/18	Valuation Methodology	Unobservable Inputs	Input Value/Range	Weighted Average
Corporate Bonds	$100,220	Cost Basis less illiquidity discount	Discount for lack of marketability	10%	10%
Asset-Backed Obligations	$9,349,810	Market activity	Recent transaction	$100.00	$100.00
Mortgage-Backed Obligations	$23,923,543	Market activity	Recent transaction	$100.09-$106.66	$102.42

*The table above does not include Level 3 securities that are valued by pricing vendors or brokers. At June 30, 2018, the value of these securities was $104,261,992 for the Core Bond Fund. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 4. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of pricing vendor and/or broker due diligence, unchanged price review and consideration of macro or security specific events.

5. DERIVATIVE INSTRUMENTS

Certain Funds use derivative instruments as part of their principal investment strategy to achieve their stated investment objective. The Funds’ derivative contracts held at period end are not accounted for as hedging instruments under GAAP. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities across derivative types that are subject to master netting arrangements in the Statements of Assets and Liabilities. There were no financial instruments subject to a netting agreement for which the Funds are not currently netting.

The following table lists the fair value of derivative instruments held by the Funds, by primary underlying risk and contract type, as included in the Statements of Assets and Liabilities at period end.

	Assets			Liabilities
	Unrealized Appreciation on Futures Contracts*	Swaps at Value*	Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	Unrealized Depreciation on Futures Contracts*	Swaps at Value*	Unrealized Depreciation on Forward Foreign Currency Exchange Contracts
Interest Rate Risk:
Core Bond Fund	$6,116,608	$—	$—	$(221,411)	$—	$—
Core Plus Bond Fund	5,487,021	1,746,687	—	(782,650)	(8,032,773)	—

Annual Report • June 30, 2018	69

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

	Assets			Liabilities
	Unrealized Appreciation on Futures Contracts*	Swaps at Value*	Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	Unrealized Depreciation on Futures Contracts*	Swaps at Value*	Unrealized Depreciation on Forward Foreign Currency Exchange Contracts
Foreign Exchange Risk:
Core Plus Bond Fund	$—	$—	$12,373,831	$—	$—	$(4,509,686)
Credit Risk:
Core Plus Bond Fund	—	1,220,251	—	—	(4,135,702)	—

*

May include cumulative unrealized appreciation/(depreciation) as reported on the Summary Schedule of Investments. Only current day’s variation margin is reported on the Statements of Assets and Liabilities for exchange traded derivatives and centrally-cleared derivatives.

The following table lists the effect of derivative instruments held by the Funds, by primary underlying risk and contract type, on the Statements of Operations for the period ended June 30, 2018.

	Realized Gain/(Loss) on Derivatives recognized as a result of Operations			Net Change in Unrealized Appreciation / (Depreciation) on Derivatives recognized as a result of Operations
	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps
Interest Rate Risk:
Core Bond Fund	$(7,785,902)	$—	$—	$4,651,453	$—	$—
Core Plus Bond Fund	(24,060,117)	—	1,645,259	5,725,012	—	(11,457,411)
Municipal Bond Fund	112	—	—	—	—	—
Foreign Exchange Risk:
Core Plus Bond Fund	—	(4,854,569)	—	—	11,484,359	—
Credit Risk:
Core Plus Bond Fund	—	—	564,653	—	—	459,093

The following tables present the Funds’ gross OTC derivative assets and liabilities by counterparty and contract type, net of amounts available for offset under a master netting agreement and the related collateral received or pledged by the Funds as of June 30, 2018:

Core Plus Bond Fund
					Gross Amounts not offset in the Statements of Assets & Liabilities
Counterparty	Investment Type	Gross Amounts of Recognized Assets Presented in the Statements of Assets & Liabilities	Gross Amounts Available for Offset	Net Amounts	Financial Instruments	Collateral Received	Net Amount
Canadian Imperial Bank of Commerce	Forward Foreign Currency Exchange Contracts	$21,483	$—	$21,483	$—	$—	$21,483
Citigroup Global Markets	Forward Foreign Currency Exchange Contracts	228,135	(228,135)	—	—	—	—

70	Annual Report • June 30, 2018

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

					Gross Amounts not offset in the Statements of Assets & Liabilities
Counterparty	Investment Type	Gross Amounts of Recognized Assets Presented in the Statements of Assets & Liabilities	Gross Amounts Available for Offset	Net Amounts	Financial Instruments	Collateral Received	Net Amount
Goldman Sachs	Forward Foreign Currency Exchange Contracts	$252,720	$(14,354)	$238,366	$—	$(238,366)	$—
HSBC	Forward Foreign Currency Exchange Contracts	286,997	(36,446)	250,551	—	—	250,551
J.P. Morgan	Forward Foreign Currency Exchange Contracts	9,879,104	(1,990,315)	7,888,789	—	(1,763,859)	6,124,930
Merrill Lynch	Forward Foreign Currency Exchange Contracts	306,482	(8,119)	298,363	—	—	298,363
Morgan Stanley	Forward Foreign Currency Exchange Contracts	1,382,510	(1,124,642)	257,868	—	(257,868)	—
State Street	Forward Foreign Currency Exchange Contracts	16,400	—	16,400	—	—	16,400
Total Financial Instruments Subject to a Master Netting Arrangement or Similar Arrangement		12,373,831	(3,402,011)	8,971,820	—	(2,260,093)	6,711,727
					Gross Amounts not offset in the Statements of Assets & Liabilities
Counterparty	Investment Type	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets & Liabilities	Gross Amounts Available for Offset	Net Amounts	Financial Instruments	Collateral Pledged	Net Amount
Citigroup Global Markets	Forward Foreign Currency Exchange Contracts	$269,154	$(228,135)	$41,019	$—	$—	$41,019
Deutsche Bank	Forward Foreign Currency Exchange Contracts	1,062,856	—	1,062,856	—	—	1,062,856

Annual Report • June 30, 2018	71

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

					Gross Amounts not offset in the Statements of Assets & Liabilities
Counterparty	Investment Type	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets & Liabilities	Gross Amounts Available for Offset	Net Amounts	Financial Instruments	Collateral Pledged	Net Amount
Deutsche Bank	Credit Default Swap Contracts	$276,762	$—	$276,762	$—	$—	$276,762
Goldman Sachs	Credit Default Swap Contracts	49,281	—	49,281	—	—	49,281
Goldman Sachs	Forward Foreign Currency Exchange Contracts	14,354	(14,354)	—	—	—	—
HSBC	Forward Foreign Currency Exchange Contracts	36,446	(36,446)	—	—	—	—
J.P. Morgan	Forward Foreign Currency Exchange Contracts	1,990,315	(1,990,315)	—	—	—	—
J.P. Morgan	Credit Default Swap Contracts	39,248	—	39,248	—	—	39,248
J.P. Morgan	Total Return Swap Contracts	139,210	—	139,210	—	—	139,210
Merrill Lynch	Forward Foreign Currency Exchange Contracts	8,119	(8,119)	—	—	—	—
Morgan Stanley	Forward Foreign Currency Exchange Contracts	1,124,642	(1,124,642)	—	—	—	—
Morgan Stanley	Credit Default Swap Contracts	75,820	—	75,820	—	—	75,820
Royal Bank of Canada	Forward Foreign Currency Exchange Contracts	3,800	—	3,800	—	—	3,800
Total Financial Instruments Subject to a Master Netting Arrangement or Similar Arrangement		5,090,007	(3,402,011)	1,687,996	—	—	1,687,996

72	Annual Report • June 30, 2018

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

The Funds’ average monthly notional amount of derivatives during the period ended June 30, 2018 were as follows:

	Average Monthly Notional Amount of:*
	Purchased Futures	Sold Futures	Credit Default Swaps	Interest Rate Swaps	Total Return Swaps	Forward Foreign Currency Exchange Contracts
Core Bond Fund	$687,180,380	$(195,830,253)	$—	$—	$—	$—
Core Plus Bond Fund	1,061,173,600	(147,317,545)	82,968,084	410,195,000	3,366,667	759,250,621

*	Notional amounts shown have been converted to USD.

6. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser acts as investment adviser to the Funds pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust. The Adviser is a wholly owned subsidiary of The Jones Financial Companies, L.L.L.P. Under the Advisory Agreement, the Adviser furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the Funds’ investments.

The Adviser provides the Trust with such investment research, advice and investment supervision as the Trust may from time to time consider necessary for the proper management of the assets of the Funds, and furnishes continuously an investment program for the Funds. In fulfilling this obligation, the Adviser, among other things, recommends the hiring and termination of, and monitors the ongoing performance of, one or more investment advisers (the “Sub-advisers”) and allocates Fund assets among the Sub-advisers.

In consideration of the services provided by the Adviser pursuant to the Advisory Agreement, the Funds pay the Adviser an investment advisory fee at an annual rate based on a percentage of each Fund’s average daily net assets. In an effort to pass along lower fund expenses to shareholders, the Adviser does not retain any portion of the advisory fees. The Adviser has contractually agreed to waive its advisory fees for each Fund to the extent advisory fees paid to the Adviser exceed the aggregate advisory fees the Fund is required to pay its Sub-advisers. The annual advisory fee and amounts of advisory fees waived by the Adviser during the period ended June 30, 2018 are noted in the table below:

Fund	Annual Management Fee	Management Fees Waived by Adviser
Core Bond Fund	0.32%	$(29,997,388)
Core Plus Bond Fund	0.36	(17,179,797)
Municipal Bond Fund	0.36	(6,153,744)
Large Cap Growth Fund	0.44	(11,696,923)
Large Cap Value Fund	0.44	(11,911,316)
Small/Mid Cap Growth Fund	0.64	(8,042,164)
Small/Mid Cap Value Fund	0.64	(8,398,599)
International Equity Fund	0.60	(17,598,726)

None of the advisory fees waived by the Adviser pursuant to the agreement described above are subject to recoupment by the Adviser.

The Adviser has selected and the Board has approved the following Sub-advisers to sub-advise discrete portions of each of the Fund’s assets:

Fund	Sub-advisers
Core Bond Fund	Robert W. Baird & Co., Inc. J.P. Morgan Investment Management, Inc. Loomis, Sayles & Company, L.P. PGIM, Inc.
Core Plus Bond Fund	Pacific Investment Management Company LLC Loomis Sayles & Company, L.P. Metropolitan West Asset Management, LLC T. Rowe Price Associates, Inc.
Municipal Bond Fund	FIAM, LLC T. Rowe Price Associates, Inc. Wells Capital Management, Inc.

Annual Report • June 30, 2018	73

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

Fund	Sub-advisers
Large Cap Growth Fund	Lazard Asset Management LLC Sustainable Growth Advisers, LP Jennison Associates LLC BlackRock Investment Management, LLC
Large Cap Value Fund	Barrow, Hanley, Mewhinney & Strauss, LLC Wellington Management Company LLP Artisan Partners Limited Partnership BlackRock Investment Management, LLC
Small/Mid Cap Growth Fund	Champlain Investment Partners, LLC ClearBridge Investments, LLC Eagle Asset Management, Inc. Stephens Investment Management Group, LLC BlackRock Investment Management, LLC
Small/Mid Cap Value Fund

Boston Partners Global Investors, Inc.

Vaughan Nelson Investment Management, L.P.

Silvercrest Asset Management Group LLC

Advisory Research, Inc.

BlackRock Investment Management, LLC

LSV Asset Management

International Equity Fund

Baillie Gifford Overseas Limited

Edinburgh Partners Limited

Manning & Napier Advisors, LLC

Mondrian Investment Partners Limited

WCM Investment Management

BlackRock Investment Management, LLC

Pzena Investment Management, LLC

Subject to the supervision of the Adviser, the Sub-advisers provide the Funds, among other services, a continuous investment program and determine from time to time which securities or other investments shall be purchased, sold or exchanged for the Funds, including providing or obtaining such services as may be necessary in managing, acquiring or disposing of securities, cash or other investments. For their services as Sub-advisers to the Funds, each Sub-adviser is entitled to receive fees directly from each Fund it serves.

Pursuant to an operating expense limitation agreement between the Adviser and the Funds, effective until October 28, 2018, the Adviser has contractually agreed to reduce its fees and/or pay Fund expenses (excluding acquired fund fees and expenses, portfolio transaction expenses, interest expense in connection with investment activities, taxes and non-routine expenses) to limit total annual fund operating expenses after fee waivers and/or expense reimbursements to each of the amounts listed below (each an “Expense Cap”).

Fund	Expense Cap
Core Bond Fund	0.48%
Core Plus Bond Fund	0.42
Municipal Bond Fund	0.48
Large Cap Growth Fund	0.51
Large Cap Value Fund	0.51
Small/Mid Cap Growth Fund	0.73
Small/Mid Cap Value Fund	0.73
International Equity Fund	0.67

The Trust has agreed to repay the expense reimbursement to the Adviser. However, the repayment of previously waived expenses is limited to amounts that do not cause the aggregate operating expenses of the Fund to exceed the current expense cap or the expense cap in place at the time the waiver was generated. The Adviser has up to three fiscal years from the time the expenses were reimbursed to request reimbursement from a Fund. During the period ended June 30, 2018, the Funds did not exceed the Expense Cap, and there are no expense reimbursements currently available for recoupment in future periods.

74	Annual Report • June 30, 2018

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

Administrator – U.S. Bancorp Fund Services, LLC (“USBFS”) acts as the Trust’s administrator (the “Administrator”) pursuant to an administration agreement. USBFS provides certain administrative services to the Trust, including, among other responsibilities, fund accounting and certain compliance services. For these services, the Funds pay the administrator monthly, a fee accrued daily and based on average daily net assets. The Funds may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties. The amounts paid directly to the Administrator by the Funds for administrative services are included in the Administration fee in the Statements of Operations.

Custodian – U.S. Bank National Association is the custodian (the “Custodian”) for the Trust in accordance with a custodian agreement. Custodian fees are paid monthly and based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses. The amounts paid directly to the Custodian by the Funds for custody services are included in Custody fees in the Statements of Operations.

Trustees – Trustee fees and expenses displayed in the Statements of Operations include amounts accrued by the Funds to pay remuneration to each Trustee who is not an “interested person” as defined by the 1940 Act (an “Independent Trustee”) of the Trust. The Trustees who are not Independent Trustees of the Trust are not compensated by the Trust.

Affiliated Transactions – The Funds may participate in purchase and sale transactions with other Funds or accounts that have a common investment adviser (or Sub-adviser), commonly referred to as “cross trades.” These cross trades are executed in accordance with procedures adopted by the Trust’s Board and comply with Rule 17a-7 of the 1940 Act, which require, among other things, that such cross trades be effected at the independent current market price of the security. During the period ended June 30, 2018, the aggregate value of purchases and sales cross trades with other Funds or accounts were as follows:

	Purchases	Sales
Core Plus Bond Fund	$3,837,419	$—
Municipal Bond Fund	—	5,000,000
Large Cap Growth Fund	51,728,991	68,370,501
Large Cap Value Fund	92,218,161	55,103,947
Small/Mid Cap Growth Fund	53,943,889	92,508,742
Small/Mid Cap Value Fund	56,814,877	62,964,823
International Equity Fund	24,608,982	16,934,829

7. LINE OF CREDIT ARRANGEMENT

The Trust is a party to an unsecured, uncommitted line of credit agreement with U.S. Bank, N.A., expiring June 28, 2019. The arrangement allows the Funds to borrow for temporary purposes to meet large or unexpected redemptions. The Funds collectively may borrow up to $200 million. Interest is charged on borrowings at the prevailing prime rate minus one and one-half percent and is reflected as interest expense on the Statements of Operations. The Funds are not subject to any commitment fees under this arrangement. The Funds did not have any outstanding borrowings under this agreement during the period ended June 30, 2018.

8. INTERFUND LENDING AGREEMENT

On June 1, 2016, the Funds received exemptive relief from the SEC to enter into a master interfund lending agreement with each other that permits each Fund to lend money directly to and borrow money directly from other Funds for temporary purposes. Each Fund may lend to another Fund, in aggregate, up to 15% of its current net assets at the time of the loan and a Fund’s loans, in aggregate, to any one Fund under the agreement may not exceed 5% of the lending Fund’s net assets. A loan under the agreement will not exceed duration of seven days and interest is charged on borrowings at a rate determined based on current short-term market interest rates and short-term lending rates available to the Funds. As of June 30, 2018, the Funds have yet to lend under this agreement.

Annual Report • June 30, 2018	75

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

9. INVESTMENT TRANSACTIONS

For the period ended June 30, 2018, purchases and sales of investment securities, other than short-term investments, were as follows:

	Core Bond Fund	Core Plus Bond Fund	Municipal Bond Fund	Large Cap Growth Fund	Large Cap Value Fund	Small/Mid Cap Growth Fund	Small/Mid Cap Value Fund	International Equity Fund
Purchases:
U.S. Government	$29,849,270,295	$14,380,445,465	$—	$—	$—	$—	$—	$—
Other	6,359,337,386	4,725,986,154	1,782,006,876	3,852,366,110	2,934,197,978	1,447,646,717	2,067,661,999	3,367,317,113
Sales:
U.S. Government	28,761,792,451	12,736,302,214	—	—	—	—	—	—
Other	4,795,877,274	1,837,621,810	793,516,518	2,724,450,363	1,322,995,473	740,340,224	1,367,800,211	1,227,090,060

10. FEDERAL INCOME TAX INFORMATION

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. Temporary differences do not require reclassification. Temporary and permanent differences have no effect on net assets or net asset value per share. For the period ended June 30, 2018, the Funds made the following permanent book-to-tax reclassifications primarily related to the treatment of foreign currency, partnership taxable income, passive foreign investment company sales adjustments, paydowns, dividend redesignations and difference between book and tax accretion methods for market premium:

	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Paid-In Capital
Core Bond Fund	$11,247,138	$(11,247,138)	$—
Core Plus Bond Fund	4,783,155	(4,783,155)	—
Municipal Bond Fund	—	—	—
Large Cap Growth Fund	(1,698)	1,698	—
Large Cap Value Fund	(1,071,316)	1,071,316	—
Small/Mid Cap Growth Fund	389,946	(389,946)	—
Small/Mid Cap Value Fund	58,724	(58,724)	—
International Equity Fund	(1,313,133)	1,313,133	—

At June 30, 2018, gross unrealized appreciation and (depreciation) of investments and derivative contracts based on cost for federal income tax purposes were as follows:

	Core Bond Fund	Core Plus Bond Fund	Municipal Bond Fund	Large Cap Growth Fund	Large Cap Value Fund	Small/Mid Cap Growth Fund	Small/Mid Cap Value Fund	International Equity Fund
Tax cost of Portfolio	$16,713,812,781	$12,238,019,217	$3,441,486,218	$5,039,606,506	$6,321,548,012	$2,952,566,821	$3,736,300,820	$6,997,676,842

Gross Unrealized Appreciation	$79,921,895	$48,854,796	$26,806,514	$1,184,755,724	$1,039,522,414	$779,114,481	$622,188,548	$888,190,074
Gross Unrealized Depreciation	(291,958,486)	(195,976,049)	(27,686,614)	(132,221,240)	(284,593,416)	(122,780,145)	(183,677,024)	(413,070,860)

Net Unrealized Appreciation / (Depreciation)	$(212,036,591)	$(147,121,253)	$(880,100)	$1,052,534,484	$754,928,998	$656,334,336	$438,511,524	$475,119,214

The differences between book basis and tax basis appreciation/(depreciation) on investments is primarily attributable to wash sale loss deferrals, and differences in the tax treatment of mark to market on passive foreign investment companies, mark to market on derivatives, non-REIT return of capital, outstanding partnership basis and the amortization of premiums.

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Notes to Financial Statements (Continued)

As of June 30, 2018, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Core Bond Fund	Core Plus Bond Fund	Municipal Bond Fund	Large Cap Growth Fund	Large Cap Value Fund	Small/Mid Cap Growth Fund	Small/Mid Cap Value Fund	International Equity Fund
Accumulated Capital and Other Losses	$(71,132,978)	$(94,764,935)	$(7,294,872)	$—	$—	$—	$—	$—
Other Gains / (Losses)	(1,467,307)	(823,567)	(24,307)	(4,029)	(2,545)	(248)	—	(18,575)
Undistributed Net Ordinary Income	372,135	11,496,213	—	53,014,693	2,198,393	35,887,777	25,763,831	130,518,683
Undistributed Tax-Exempt Income	—	—	340,458	—	—	—	—	—
Undistributed Long-Term Capital Gain	—	—	—	171,200,520	38,911,413	107,713,104	97,562,399	74,686,300
Unrealized Appreciation/(Depreciation)	(212,036,591)	(147,121,253)	(880,100)	1,052,534,484	754,928,998	656,334,336	438,511,524	475,119,214

Total Accumulated Gain/(Loss)	$(284,264,741)	$(231,213,542)	$(7,858,821)	$1,276,745,668	$796,036,259	$799,934,969	$561,837,754	$680,305,622

The differences between book basis and tax basis components of net assets are primarily attributable to wash sale loss deferrals and other book and tax differences including paydowns, organizational costs, straddle loss deferrals, and capital loss carryforwards.

At June 30, 2018, the Funds had the following capital loss carryforwards. The capital loss carryforwards do not have an expiration date and will retain their character as either short-term or long-term capital losses. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

Capital Loss Carryforwards
Core Bond Fund	$71,132,978
Core Plus Bond Fund	94,764,935
Municipal Bond Fund	7,294,871
Large Cap Growth Fund	—
Large Cap Value Fund	—
Small/Mid Cap Growth Fund	—
Small/Mid Cap Value Fund	—
International Equity Fund	—

At June 30, 2018 the Funds did not defer, on a tax basis, any post-October capital losses or late-year ordinary losses.

The tax character of distributions paid by the Funds during the fiscal periods ended June 30, 2018 and June 30, 2017 were as follows:

	Core Bond Fund		Core Plus Bond Fund		Municipal Bond Fund		Large Cap Growth Fund
	2018	2017	2018	2017	2018	2017	2018	2017
Distributions paid from:
Net Ordinary Income (1)	$415,158,732	$349,650,342	$234,531,198	$143,426,455	$828,001	$2,649,832	$41,291,958	$27,066,103
Tax-Exempt Income	—	—	—	—	63,301,187	40,713,891	—	—
Net Long-Term Capital Gains	—	10,835,355	—	1,478,345	—	176,449	—	—
Return of Capital	—	—	—	—	—	—	—	—

Total Distributions Paid	$415,158,732	$360,485,697	$234,531,198	$144,904,800	$64,129,188	$43,540,172	$41,291,958	$27,066,103

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Notes to Financial Statements (Continued)

	Large Cap Value Fund		Small/Mid Cap Growth Fund		Small/Mid Cap Value Fund		International Equity Fund
	2018	2017	2018	2017	2018	2017	2018	2017
Distributions paid from:
Net Ordinary Income (1)	$114,323,830	$65,546,222	$18,817,616	$6,879,324	$42,170,781	$19,093,726	$104,606,458	$49,670,345
Tax-Exempt Income	—	—	—	—	—	—	—	—
Net Long-Term Capital Gains	30,311,007	—	13,939,090	—	2,212,232	—	24,280,569	—
Return of Capital	—	—	—	—	—	—	—	—

Total Distributions Paid	$144,634,837	$65,546,222	$32,756,706	$6,879,324	$44,383,013	$19,093,726	$128,887,027	$49,670,345

(1)	Net Ordinary Income includes net short-term capital gains, if any.

11. RISKS

Investing in the Funds may involve certain risks including, but not limited to, those described below. Please refer to the Funds’ prospectus and statement of additional information for more information on risks associated with investing in the Funds.

a) Interest Rate Risk – Certain Funds invest in fixed-income securities that change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Alternatively, if rates fall, the value of these investments generally increases. Current market conditions may pose heightened risks for the Funds. Recent changes in government policy, including the Federal Reserve ending its quantitative easing program and raising the federal funds rate, have increased the risk that interest rates will continue to rise in the near future. A rise in interest rates may, in turn, increase volatility and reduce liquidity in the fixed-income markets and result in a decline in the value of the fixed-income investments held by the Funds. The value of a fixed-income security with greater duration will be more sensitive to changes in interest rates than a similar security with shorter duration. Duration is a measure of the sensitivity of the price of a fixed-income security (or a portfolio of fixed-income securities) to changes in interest rates. The prices of fixed-income securities with shorter duration generally will be less affected by changes in interest rates than the prices of fixed-income securities with greater duration. For example, a five-year duration means the fixed-income security is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%, holding other factors constant. Usually, the changes in the value of fixed-income securities will not affect cash income generated, but may affect the value of an investment in the Fund. Floating rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the benchmark rate chosen, frequency of reset and reset caps or floors, among other things). Zero coupon bonds have longer durations than coupon-bearing bonds with comparable maturities and generally experience greater volatility in response to changing interest rates. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed-income securities with similar durations.

b) Liquidity Risk – Low trading volume, a lack of a market maker, or contractual or legal restrictions may limit or prevent a Fund from selling securities or closing derivative positions at desirable times or prices. During times of significant market or economic turmoil, usually liquid markets for certain of a Fund’s investments may experience extreme reductions in buy-side demand, which may result in values of a Fund’s portfolio securities declining significantly over short or extended periods of time. These reductions in value may occur regardless of whether there has been a change in interest rates or a change in the credit rating of the issuer of the security. Under certain adverse market or economic conditions, Fund investments previously determined to be liquid may be deemed to be illiquid, and, because of regulatory limitations on investments in illiquid securities, a Fund may not be able to make or gain the desired level of exposure to certain investments that it otherwise would.

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Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

c) Redemption Risk – A Fund may experience losses when selling securities to meet redemption requests. This risk is greater for larger redemption requests or redemption requests during adverse market conditions. Because the Funds currently are available only to participants in a single asset allocation program, a reduction in the allocation of program assets to the Funds could result in one or more large redemption requests. Moreover, as a result of the requirement that a Fund satisfy redemption requests even during times of significant market or economic turmoil, a Fund may be forced to sell portfolio securities during periods of reduced liquidity when prices are rapidly declining. This may require a Fund to realize investment losses at times that a Sub-adviser believes that it would have been advisable to hold a particular investment until a more orderly sale could occur or the market recovers.

d) Credit Risk – There is a risk that issuers and counterparties will not make payments on securities, repurchase agreements or other investments held by a Fund. Such defaults could result in losses to a Fund. In addition, the credit quality of securities held by a Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of a Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security. A Fund may invest in securities that are rated in the lowest investment grade category. Such securities may exhibit speculative characteristics similar to high yield securities, and issuers of such securities may be more vulnerable to changes in economic conditions than issuers of higher grade securities.

e) Counterparty Risk – When a Fund enters into an investment contract, such as a derivative or a repurchase agreement, the Fund is exposed to the risk that the other party will not fulfill its contractual obligations. For example, in a repurchase agreement, there exists the risk that a Fund buys a security from a seller (counterparty) that agrees to repurchase the security at an agreed upon price and time, but the counterparty later fails to repurchase the security.

f) Market Risk – Various market risks can affect the price or liquidity of an issuer’s securities in which a Fund may invest. Returns from the securities in which a Fund invests may underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. Adverse events occurring with respect to an issuer’s performance or financial position can depress the value of the issuer’s securities. The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as the depth of the market for that security. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed-income markets. As a result, a Fund’s value may fluctuate and/or a Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market. Other market risks that can affect value include a market’s current attitudes about types of securities, market reactions to political or economic events, including litigation, and tax and regulatory effects (including lack of adequate regulations for a market or particular type of instrument).

g) Equity Risk – Since certain Funds purchase equity securities, those Funds are subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

h) Multi-Manager and Multi-Style Management Risk – Fund performance is dependent upon the success of the Adviser and the Sub-advisers in implementing a Fund’s investment strategies in pursuit of its objective. To a significant extent, a Fund’s performance will depend on the success of the Adviser’s methodology in allocating the Fund’s assets to Sub-advisers and its selection and oversight of the Sub-advisers and on a Sub-adviser’s skill in

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Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

executing the relevant strategy and selecting investments for the Fund. There can be no assurance that the Adviser or Sub-advisers will be successful in this regard. In addition, because portions of each Fund’s assets are managed by different Sub-advisers using different styles/strategies, a Fund could experience overlapping security transactions. Certain Sub-advisers may be purchasing securities at the same time that other Sub-advisers may be selling those same securities, which may lead to higher transaction expenses compared to a fund using a single investment management style. The Adviser’s and the Sub-advisers’ judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which a Fund invests may prove to be incorrect, and there is no guarantee that the Adviser’s or a Sub-adviser’s judgment will produce the desired results. In addition, a Fund may allocate its assets so as to under- or over-emphasize certain strategies or investments under market conditions that are not optimal, in which case a Fund’s value may be adversely affected.

i) Foreign Securities Risk – The securities of foreign issuers, including ADRs and GDRs, may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the United States. Additionally, investments in securities of foreign issuers, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies, particularly in emerging markets, may be less stable than the U.S. Government and the U.S. economy.

j) Currency Risk – While the Funds’ net assets are valued in U.S. dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are: (1) it may be expensive to convert foreign currencies into U.S. dollars and vice versa; (2) complex political and economic factors may significantly affect the values of various currencies, including U.S. dollars, and their exchange rates; (3) government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces; (4) there may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis; (5) available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and (6) the inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

k) Geographic Focus Risk – To the extent that a significant portion of a Fund’s portfolio is invested in the securities of companies in a particular country or region, a Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers within that country or region. As a result, a Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

l) High Yield Securities Risk – High yield, or “junk,” securities involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in the issuer’s credit worthiness.

m) Cybersecurity Risk – The Funds and their service providers may be susceptible to operational, information, security and related risks. While the Funds’ service providers have established business continuity plans in the event of such cyber incidents, there are inherent limitations in such plans and systems. Additionally, the Funds cannot control the cybersecurity plans and systems put in place by their service providers or any other third parties whose operations may affect the Funds or their shareholders.

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Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

12. NEW ACCOUNTING PRONOUNCEMENTS

Accounting Standards Update 2017-08 (ASU 2017-08) Premium Amortization on Purchased Callable Debt Securities

During March 2017, the Financial Accounting Standards Board (FASB) issued ASU 2017-08, which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implications of ASU 2017-08, if any.

13. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events that would require accrual or disclosure.

Annual Report • June 30, 2018	81

Bridge Builder Mutual Funds

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Bridge Builder Trust and Shareholders of Bridge Builder Core Bond Fund, Bridge Builder Core Plus Bond Fund, Bridge Builder Municipal Bond Fund, Bridge Builder Large Cap Growth Fund, Bridge Builder Large Cap Value Fund, Bridge Builder Small/Mid Cap Growth Fund, Bridge Builder Small/Mid Cap Value Fund and Bridge Builder International Equity Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary schedules of investments, of Bridge Builder Core Bond Fund, Bridge Builder Core Plus Bond Fund, Bridge Builder Municipal Bond Fund, Bridge Builder Large Cap Growth Fund, Bridge Builder Large Cap Value Fund, Bridge Builder Small/Mid Cap Growth Fund, Bridge Builder Small/Mid Cap Value Fund and Bridge Builder International Equity Fund (eight of the funds constituting Bridge Builder Trust, hereafter collectively referred to as the “Funds”) as of June 30, 2018, the related statements of operations for the year ended June 30, 2018, the statements of changes in net assets for each of the two years in the period ended June 30, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended June 30, 2018 and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

August 28, 2018

We have served as the auditor of one or more investment companies in the Bridge Builder Trust since 2013.

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Bridge Builder Mutual Funds

Trustees and Officers (Unaudited)

Independent Trustees of the Trust (1)

Name	Role	Term	Principal Occupation	Number of Portfolios in Fund Complex (3) Overseen by Trustees	Other Directorships Held During Past Five Years
Jean E. Carter (Born: 1957)	Lead Independent Trustee	Indefinite Term; Since Inception	Retired; Director of Investment Management Group for Russell Investment Group (1982-2005)	9	Trustee, Brandes U.S. registered mutual funds (nine funds).
Janice L. Innis-Thompson (Born: 1966)	Trustee, Chair of the Nominating and Governance Committee	Indefinite Term; Since Inception	Chief Compliance & Ethics Officer, Samsung Electronics America (since 2017); Retired (2016-2017); Senior Vice President, Chief Compliance & Ethics Officer, TIAA-CREF (2006-2016)	9	None.
Michelle M. Keeley (Born: 1964)	Trustee	Indefinite Term; Since August 2015	Retired; Executive Vice President, Ameriprise Financial Services, Inc. (2002-2010)	9	Independent Director, Federal Home Loan Bank; Inside Director, Ameriprise Bank, FSB.
William N. Scheffel (Born: 1953)	Trustee	Indefinite Term; Since Inception	Retired; Executive Vice President, Chief Financial Officer and Treasurer, Centene Corporation (2003-2016)	9	None.
John M. Tesoro (Born: 1952)	Trustee, Chair of the Audit Committee	Indefinite Term; Since Inception	Retired; Partner, KPMG LLP (2002-2012)	9	Audit Committee Chair; Teton Advisors, Inc. (registered investment adviser). Trustee, BBH Trust (six funds).

Annual Report • June 30, 2018	83

Bridge Builder Mutual Funds

Trustees and Officers (Unaudited) (Continued)

Interested Trustees of the Trust (2)

Name	Role	Term	Principal Occupation	Number of Portfolios in Fund Complex (3) Overseen by Trustees	Other Directorships Held During Past Five Years
William H. Broderick III (Born: 1952)	Trustee, Chairman	Indefinite Term; Since Inception	Retired (since 2017); Chief Executive Officer, Victory Wireline, LLC (2015-2017); Retired (2013-2015); Principal, Investment Advisory, Edward Jones Client Strategies Group (1986-2012)	9	None.
William E. Fiala (Born: 1967)	Trustee	Indefinite Term; Since Inception	Principal, Edward Jones Client Strategies Group (1994-Present)	9	None.

Officers of the Trust

Name	Role	Term	Principal Occupation
Ryan T. Robson (Born: 1978)	President	Indefinite Term; Since July 1, 2016	Principal, Edward Jones Client Strategies Group (since 2013); Director, PricewaterhouseCoopers LLP (2010-2013)
Julius A. Drelick, III (Born: 1966)	Vice President	Indefinite Term; Since May 24, 2017	Director of Fund Administration and Strategic Products, Edward Jones (since 2016); Senior Vice President and Chief Compliance Officer at Voya Investment Management, LLC (2013-2016); Vice President, Head of Mutual Fund Product Development and Strategic Planning, Voya Investment Management, LLC (2007-2013)
Aaron J. Masek (Born: 1974)	Treasurer	Indefinite Term; Since July 1, 2016	Director, Finance, Edward Jones (since 2015); Vice President and Treasurer, AQR Funds (2010-2015)
Alan J. Herzog (Born: 1973)	Chief Compliance Officer and Vice President	Indefinite Term; Since January 1, 2015	Principal, Edward Jones Compliance (since 2013); Senior Counsel, Wells Fargo Advisors, LLC (2008-2013)
Helge K. Lee (Born: 1946)	Secretary	Indefinite Term; Since July 1, 2016	Associate General Counsel, Edward Jones (since 2014); Special Counsel, Godfrey & Kahn (2005-2014)
Rebecca A. Paulzine (Born: 1979)	Assistant Secretary	Indefinite Term; Since November 10, 2016	Associate General Counsel, Edward Jones (since 2015); Compliance Counsel, Edward Jones (2014-2015); Senior Counsel at Thrivent Financial for Lutherans (2010-2014)

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).

(2)

Mr. Broderick and Mr. Fiala are “interested persons” of the Trust as defined by the 1940 Act by virtue of the fact that they are affiliated persons of the Adviser’s parent company, The Jones Financial Companies, L.L.L.P.

(3)

The “Fund Complex” is comprised of each Fund offered by the Trust, one of which is offered in a separate Statement of Additional Information, and the Edward Jones Money Market Fund. No Trustee oversees, nor receives compensation from, the Edward Jones Money Market Fund, which is advised by Passport Research, Ltd., an affiliate of the Adviser.

The business address of the Trustees and Officers is the address of the Trust: 12555 Manchester Road, St. Louis, MO 63131.

The Statement of Additional Information includes additional information about the Trustees and is available upon request, without charge, by calling 1-855-823-3611.

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Bridge Builder Mutual Funds

Board Consideration of Investment Advisory Agreement and Sub-advisory Agreements (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board” or the “Trustees”) of the Bridge Builder Trust (the “Trust”), including a majority of the Trustees who are not parties to the agreements or “interested persons” of any party, as defined in the 1940 Act (the “Independent Trustees”), must determine annually whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements.

At an in-person meeting held on May 15-16, 2018 (the “May Meeting”), the Trustees, including the Independent Trustees, considered and approved the continuance of an investment advisory agreement (the “Advisory Agreement”) with the Adviser for the Bridge Builder Core Bond Fund (the “Core Bond Fund”), the Bridge Builder Core Plus Bond Fund (the “Core Plus Bond Fund”), the Bridge Builder Municipal Bond Fund (the “Municipal Bond Fund”), the Bridge Builder Large Cap Growth Fund (the “Large Cap Growth Fund”), the Bridge Builder Large Cap Value Fund (the “Large Cap Value Fund”), the Bridge Builder Small/Mid Cap Growth Fund (the “Small/Mid Cap Growth Fund”), the Bridge Builder Small/Mid Cap Value Fund (the “Small/Mid Cap Value Fund”), and the Bridge Builder International Equity Fund (the “International Equity Fund”) (collectively, the “Funds”). The Trustees, including the Independent Trustees, also considered and approved the continuance of an investment sub-advisory agreement (each, a “Sub-advisory Agreement and collectively, the “Sub-advisory Agreements”) with each of the following Fund sub-advisers: Robert W. Baird & Co. Inc. (“Baird”), J.P. Morgan Investment Management, Inc. (“J.P. Morgan”), Loomis, Sayles & Company, L.P. (“Loomis Sayles”), PGIM, Inc. (“PGIM”), Pacific Investment Management Company LLC (“PIMCO”), Metropolitan West Asset Management, LLC (“MetWest”), T. Rowe Price Associates, Inc. (“T. Rowe Price”), FIAM, LLC (“FIAM”), Wells Capital Management, Inc. (“Wells Cap”), Lazard Asset Management, LLC (“Lazard”), Sustainable Growth Advisers, LP (“SGA”), Jennison Associates, LLC (“Jennison”), BlackRock Investment Management, LLC (“BlackRock”), Artisan Partners, LP (“Artisan”), Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”), Wellington Management Company, LLP (“Wellington”), Eagle Asset Management, Inc. (“Eagle”), Champlain Investment Partners, LLC (“Champlain”), ClearBridge Investments, LLC (“ClearBridge”), LSV Asset Management (“LSV”), Stephens Investment Management Group, LLC (“Stephens”), Advisory Research, Inc. (“Advisory Research”), Vaughan Nelson Investment Management, LP (“Vaughan Nelson”), Boston Partners Global Investors, Inc. (“Boston Partners”), Silvercrest Asset Management Group, LLC (“Silvercrest”), Baillie Gifford Overseas Limited (“Baillie Gifford”), Edinburgh Partners Limited (“Edinburgh”), Manning & Napier Advisors, LLC (“Manning & Napier”), Mondrian Investment Partners Limited (“Mondrian”), Pzena Investment Management, LLC (“Pzena”) and WCM Investment Management (“WCM”) (collectively, the “Sub-advisers”).

In connection with the annual review process and in advance of the May Meeting, the Adviser and the Sub-advisers provided information to the Board in response to requests for information by the Independent Trustees to facilitate the Board’s evaluation of the terms of the Advisory Agreement and Sub-advisory Agreements (collectively, the “Agreements”). The information furnished by the Adviser included materials describing, among other matters: (i) the nature, extent, and quality of the services provided by the Adviser and the Sub-advisers; (ii) each Fund’s historical investment performance and the historical investment performance of each Sub-adviser; (iii) the Adviser’s and the Sub-advisers’ personnel, including portfolio managers; (iv) the investment practices and techniques used by the Adviser and the Sub-advisers in managing the Funds; (v) the advisory fees payable by the Funds to the Adviser and the Funds’ overall fees and operating expenses, compared with those of a category and a peer group of mutual funds; (vi) the sub-advisory fees payable to each Sub-adviser; (vii) the Adviser’s and the Sub-advisers’ compliance policies and procedures; and (viii) other “fall-out” benefits the Adviser and/or its affiliates and the Sub-advisers may receive based on their relationships with the Funds. At a telephonic Board meeting held on May 8, 2018 and at the May Meeting (collectively, the “May Meetings”), representatives of the Adviser made presentations and responded to questions regarding the services, fees, and other aspects of the Agreements.

In addition to the May Meetings, the Board met periodically over the course of the year since the most recent annual renewal. At these meetings, representatives of the Adviser and the Sub-advisers furnished reports and other information to the Board regarding the performance of the Funds, the services provided to the Funds by the Adviser and the Sub-advisers, and compliance and operations matters related to the Trust, the Funds, the Adviser, and the Sub-advisers.

Annual Report • June 30, 2018	85

Bridge Builder Mutual Funds

Board Consideration of Investment Advisory Agreement and Sub-advisory Agreements (Unaudited) (Continued)

At the May Meetings, the Trustees received advice from Fund counsel, and the Independent Trustees received additional advice from their independent legal counsel, including advice regarding the legal standards applicable to the consideration of the approval of advisory arrangements. The Independent Trustees met in executive session, outside the presence of the interested Trustees, Trust officers, and representatives of the Adviser and the Sub-advisers, to discuss the Agreements and the services to be provided by the Adviser and the Sub-advisers.

In considering and approving the Agreements, the Trustees considered information that they deemed relevant, including, but not limited to, the information discussed in further detail below. The Board considered not only the specific information presented in connection with the May Meetings, but also the knowledge gained over time through previous interactions with the Adviser and the Sub-advisers. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

1. The nature, extent and quality of the services provided by the Adviser and the Sub-advisers. The Trustees considered the nature, extent and quality of the services provided to the Funds by the Adviser and each Sub-adviser, including their respective responsibilities for management of the Funds. In this regard, the Board considered the Adviser’s oversight role and responsibilities with regard to the Sub-advisers, and the Sub-advisers’ roles in the day-to-day management of each Fund’s portfolio. The Board considered the Adviser’s assumption of business, entrepreneurial and overall managerial risks by advising the Funds. The Board also evaluated the Adviser’s oversight of the Sub-advisers, which includes continuous analysis of, and regular discussions with each Sub-adviser about, the investment strategies and performance of the portion of a Fund’s assets allocated to a particular Sub-adviser, periodic due diligence on-site visits to the Sub-advisers, and other meetings with the Sub-advisers. The Board also considered the Adviser’s processes relating to Sub-adviser selection, monitoring, termination and allocation adjustments and the impact of the Adviser’s services on the Fund’s investment performance. The Board also took into account the Adviser’s oversight of the Funds’ other service providers.

The Board considered the Adviser’s and each Sub-adviser’s operations, including resources devoted to supporting such operations. The Board noted key additions to the Adviser’s and certain Sub-adviser’s personnel. The Board considered the Adviser’s and each Sub-adviser’s ability to attract and retain qualified investment professionals and the experience and skills of management and investment personnel of the Adviser and the Sub-advisers. The Board also noted the compliance programs and compliance experience of the Adviser and the Sub-advisers. In addition, the Board considered the administrative and other services that are provided to the Funds by the Adviser, including analytical tools the Adviser employs to help mitigate the Funds’ risks.

Based on the above factors, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the Adviser and the Sub-advisers are capable of continuing to provide services of the nature, extent and quality contemplated by the terms of the Agreements.

2. Fees and Other Expenses. The Board reviewed comparisons of the advisory fee and total fees and expenses of each Fund to its category and peer group of mutual funds on a gross basis and also net of fee and expense waivers and reimbursements. In this regard, the Trustees received and reviewed reports prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, comparing each Fund’s advisory fees and gross and net expense ratios to those paid by an independently-selected category and peer group of mutual funds. The Board noted that, for each of the Funds, advisory fees and net expenses were below their respective peer group medians. The Board observed that the Adviser had no similarly managed separate accounts for purposes of comparison. The Board reviewed the information provided by certain of the Sub-advisers regarding fees charged to other similarly managed accounts, if any. To the extent provided, the Board reviewed information about structural, operational and other differences, including the amount of assets being managed, between such similarly managed accounts and the portion of the Fund’s assets allocated to the particular Sub-adviser.

86	Annual Report • June 30, 2018

Bridge Builder Mutual Funds

Board Consideration of Investment Advisory Agreement and Sub-advisory Agreements (Unaudited) (Continued)

The Board noted that the Adviser has contractually agreed to waive its advisory fees to the extent advisory fees to be paid to the Adviser exceed the sub-advisory fees paid to a Sub-adviser for management of its allocated portion of a Fund or Funds. The Board noted that the Adviser may terminate this waiver arrangement following notice, without Board approval, once a year.

Based on the above factors, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the advisory and sub-advisory fees are reasonable in light of the nature, extent and quality of the services rendered by the Adviser and the Sub-advisers.

3. The Funds’ Investment Performance Record. The Board reviewed the investment performance of each Fund on an absolute basis and in comparison to appropriate benchmarks and each Fund’s respective category and peer group as independently selected by Broadridge.

The Board observed that the Core Bond Fund outperformed its peer group median and benchmark index for the one-year and three-year periods ended March 31, 2018. The Board also reviewed the investment performance of each Sub-adviser of the Core Bond Fund, noting that Baird, J.P. Morgan and PGIM outperformed the Fund’s benchmark index for the one- and three-year periods. The Board also noted that Loomis Sayles outperformed the Fund’s benchmark index over its one-year track record.

The Board observed that the Core Plus Bond Fund underperformed its peer group median and outperformed its benchmark index for the one-year period ended March 31, 2018. The Board also reviewed the investment performance of each Sub-adviser of the Core Plus Bond Fund, noting that each outperformed the Fund’s benchmark index.

The Board reviewed the performance of the Municipal Bond Fund, which was equal to its peer group median and higher than its benchmark index for the one-year period ended March 31, 2018. In reviewing the investment performance of each Sub-adviser of the Municipal Bond Fund, the Board observed that FIAM, Wells Capital and one of T. Rowe Price’s sleeves outperformed the Fund’s benchmark index, while T. Rowe Price’s other sleeve underperformed the Fund’s benchmark index.

The Board observed that the Large Cap Growth Fund underperformed its peer group median and its benchmark index for the one-year period ended March 31, 2018. In reviewing the investment performance of each Sub-adviser of the Large Cap Growth Fund, the Board noted that Jennison outperformed the Fund’s benchmark index, while BlackRock, SGA and Lazard underperformed the Fund’s benchmark index.

The Board considered the performance of the Large Cap Value Fund. The Board noted that the Large Cap Value Fund underperformed its peer group median and outperformed its benchmark index for the one-year period ended March 31, 2018. In reviewing the investment performance of each Sub-adviser of the Large Cap Value Fund, the Board noted that Wellington, Artisan and Barrow Hanley outperformed the Fund’s benchmark index, while BlackRock underperformed the Fund’s benchmark index.

The Board observed that the Small/Mid Cap Growth Fund underperformed its peer group median and its benchmark index for the one-period ended March 31, 2018. In reviewing the investment performance of each Sub-adviser of the Small/Mid Cap Growth Fund, the Board observed that Stephens outperformed the Fund’s benchmark index, while Champlain, Clearbridge, Eagle and both BlackRock sleeves underperformed the Fund’s benchmark index.

The Board reviewed the performance of the Small/Mid Cap Value Fund, observing that it was equal to its peer group median and higher than its benchmark index for the one-year period ended March 31, 2018. The Board reviewed the performance of each Sub-adviser as well, noting that one BlackRock sleeve, Silvercrest, Boston Partners, LSV and Vaughn Nelson outperformed the Fund’s benchmark index, while Advisory Research and the other BlackRock sleeve underperformed the Fund’s benchmark index.

Annual Report • June 30, 2018	87

Bridge Builder Mutual Funds

Board Consideration of Investment Advisory Agreement and Sub-advisory Agreements (Unaudited) (Continued)

Finally, the Board observed that the International Equity Fund outperformed its peer group median and its benchmark index for the one-year period ended March 31, 2018. In reviewing the performance of each Sub-adviser of the International Equity Fund, the Board noted that each Sub-adviser outperformed the Fund’s benchmark index, except Mondrian, Pzena and one BlackRock sleeve.

Taking into account such factors, the Board concluded that the investment performance generated by each Sub-adviser was generally satisfactory, or, that any steps being taken by the Adviser and Sub-advisers to address any performance issues were satisfactory.

4. Profitability and Economies of Scale. The Board considered that the Adviser has contractually agreed to waive its advisory fees to the extent advisory fees to be paid to the Adviser exceed the sub-advisory fees paid to a Sub-adviser for management of its allocated portion of a Fund or Funds. Therefore, the Adviser does not profit or receive any differential compensation from allocating assets in any particular manner among the Sub-advisers. In addition, the Board did not consider the profitability of the Sub-advisers to be a material factor in their determination, given that the Sub-advisers are not affiliated with the Adviser and, therefore, that the fees were negotiated at arm’s length. The Board was satisfied that the Adviser employed a rigorous fee negotiation process. The Board also considered whether the Funds’ fee structure is designed to share economies of scale with shareholders as the Funds’ assets grow. In this regard, the Board noted that most of the Sub-advisers have agreed to contractual breakpoints in the sub-advisory fee schedules, which accrue to the benefit of the Fund shareholders in light of the Adviser’s contractual fee waiver.

5. Indirect Benefits. The Board noted that Fund shares are available exclusively to investors participating in Edward Jones Advisory Solutions®, an investment advisory program (asset-based fee program) sponsored by Edward D. Jones & Co., L.P. (“Edward Jones”), an affiliate of the Adviser. Accordingly, the Board received and considered information about asset-based fees received by Edward Jones from participants in Edward Jones Advisory Solutions® in connection with their investments in the Funds as an indirect or “fall-out” benefit. In addition, the Board considered that the Adviser, Edward Jones and each Sub-adviser may derive a benefit to their reputations and standing in the investment community from their relationship with the Funds. The Board also noted that certain Sub-advisers use soft dollars generated from executing Fund portfolio trades to purchase research, which could be viewed as a fall-out benefit to such Sub-advisers to the extent they use the research generated from such trading activities across their client base.

Based on the Board’s deliberations and its evaluation of the information described above and other information it believed relevant, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreements for an additional year.

88	Annual Report • June 30, 2018

Bridge Builder Mutual Funds

General Information (Unaudited)

Proxy Voting Procedures and Proxy Voting Record

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, free of charge, by calling 1-855-823-3611. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the 12-month period ending June 30 is available without charge, upon request, by calling 1-855-823-3611. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov.

Form N-Q Disclosure

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q filings are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Form N-Q filings may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information regarding the Trust’s Form N-Q filings is also available, without charge, by calling, 1-855-823-3611.

Household Delivery of Shareholder Documents

To reduce expenses the Funds may mail only one copy of the prospectus, Statement of Additional Information and each annual and semiannual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at 1-855-823-3611. You will begin receiving individual copies thirty days after your request is received.

Schedule of Investments

Each Fund’s complete schedule of investments in securities of unaffiliated issuers is available without charge, upon request, by calling 1-855-823-3611, and on the Securities and Exchange Commission website at http://www.sec.gov as a part of Form N-CSR.

Tax Notice

The following table lists the percentages of dividend income distributed by the Funds for the period ended June 30, 2018, that were designated as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003 and qualify for the corporate dividends received deduction, respectively.

	% of Dividend Income Distributed
Fund	Qualified Dividend Income	Corporate Dividends Received Deduction
Core Bond Fund	—%	—%
Core Plus Bond Fund	—	—
Municipal Bond Fund	—	—
Large Cap Growth Fund	88.64	84.94
Large Cap Value Fund	95.96	79.67
Small/Mid Cap Growth Fund	50.23	45.91
Small/Mid Cap Value Fund	97.10	93.55
International Equity Fund	93.38	0.64

Annual Report • June 30, 2018	89

Bridge Builder Mutual Funds

General Information (Unaudited) (Continued)

The following table lists the percentages of ordinary income distributions paid by the Funds, for the period ended June 30, 2018, that were designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c) and qualify as interest related dividends under Internal Revenue Code Section 871(k)(2)(c), respectively.

% of Ordinary Income Distributions
Fund	Short-Term Capital Gain Distributions
Core Bond Fund	—%
Core Plus Bond Fund	—
Municipal Bond Fund	—
Large Cap Growth Fund	—
Large Cap Value Fund	10.53
Small/Mid Cap Growth Fund	47.47
Small/Mid Cap Value Fund	—
International Equity Fund	1.81

For the fiscal year ended June 30, 2018, the International Equity Fund earned foreign source income of $179,715,244, which amounts to $0.28 per share, and paid foreign taxes of $16,591,276, which amounts to $0.03 per share, which it intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code.

90	Annual Report • June 30, 2018

Bridge Builder Mutual Funds

Privacy Policy (Unaudited)

Revised 12/2017

FACTS	What Does the Bridge Builder Trust (“Bridge Builder”) Do with Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	* Social Security number	* Investment experience
	* Account balances	* Risk tolerance
* Transaction history
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Bridge Builder chooses to share; and whether you can limit this sharing.

REASONS WE CAN SHARE YOUR PERSONAL INFORMATION	DOES BRIDGE BUILDER SHARE?	CAN YOU LIMIT THIS SHARING?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

WHO WE ARE
Who is providing this notice?	Bridge Builder Trust

WHAT WE DO
How does Bridge Builder protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Bridge Builder collect my personal information?	We collect your personal information, for example, when you deposit money with us, if you ever were to give us your contact information, open an account with us, provide us account information or make a wire transfer.
Why can’t I limit all sharing?

Federal law gives you the right to limit only:

* Sharing for affiliates’ everyday business purposes – information about your creditworthiness

* Affiliates from using your information to market to you

* Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

DEFINITIONS
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

Olive Street Investment Advisers, LLC (“Olive Street”), our investment adviser, may be deemed to be affiliated with us. Olive Street is a wholly owned subsidiary of The Jones Financial Companies, L.L.L.P. (“JFC”), and is affiliated with other subsidiaries of JFC, including Edward D. Jones & Co., L.P., and Edward Jones Trust Company.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. Bridge Builder does not share with non-affiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. Bridge Builder does not currently engage in joint marketing efforts.

Questions? Call 855-823-3611 or go to www.bridgebuildermutualfunds.com

Annual Report • June 30, 2018	91

Investment Adviser

Olive Street Investment Advisers, LLC

12555 Manchester Road

St. Louis, MO 63131

Administrator, Fund Accountant & Transfer Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

Distributor

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, WI 53202

Custodian

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

Legal Counsel

Morgan Lewis & Bockius, LLP

1701 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

One North Wacker

Chicago, IL 60606

Bridge Builder Mutual Funds

Bridge Builder mutual funds, available exclusively through Edward Jones Advisory Solutions®, provide investors diversified expertise from leading asset management firms. The management of Bridge Builder mutual funds is rooted in our investment philosophy of diversification, a long-term approach and high quality.

Visit www.bridgebuildermutualfunds.com for more information.

Enroll in e-delivery

Add convenience and organization to your financial life by signing up for e-delivery. Visit www.edwardjones.com/edelivery to learn more and enroll.

DES-8308-A

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

Incorporated by reference to the Registrant’s Form N-CSR filed December 16, 2015.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that John Tesoro and William Scheffel are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, and tax services during the past two fiscal years. “Audit fees” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related fees” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax fees” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 6/30/2018	FYE 6/30/2017
Audit Fees	$482,530	$434,975
Audit-Related Fees
Tax Fees	$59,504	$56,018
All Other Fees

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X were as follows:

	FYE 6/30/2018	FYE 6/30/2017
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any entity controlling, controlled by, or under common control with the investment adviser) for the last two years.

Non-Audit Related Fees	FYE 6/30/2018	FYE 6/30/2017
Registrant	$59,504	$56,018
Registrant’s Investment Adviser	$0	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2018

	Principal Amount	Value
BONDS & NOTES - 97.86%
Asset-Backed Obligations - 11.90%
ABFC 2005-AQ1 Trust
4.81%, 01/25/2034 (8)	$363,273	$371,493
ABFC 2006-OPT1 Trust
2.24% (1 Month LIBOR USD + 0.15%, 0.15% Floor), 09/25/2036 (1)	3,857,999	3,759,517
Academic Loan Funding Trust 2013-1
2.89% (1 Month LIBOR USD + 0.80%), 12/26/2044 (1)(2)	946,772	948,100
Acre TL 2017-A FNR
6.56%, (1 Month LIBOR USD + 4.60%, 4.60% Floor), 12/22/2020 (1)(12)	6,515,000	6,515,000
AJAX Mortgage Loan Trust
3.47%, 04/25/2057 (8)(2)	1,070,855	1,063,350
AJAX Mortgage Loan Trust 2016-2
4.13%, 10/25/2056 (8)(2)	1,039,528	1,036,127
AJAX Mortgage Loan Trust 2016-C
4.00%, 10/25/2057 (8)(2)	2,372,242	2,377,790
Allegro CLO VII Ltd.
3.49% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 06/13/2031 (1)(2)	12,000,000	11,959,884
American Credit Acceptance Receivables Trust 2015-2
4.32%, 05/12/2021 (2)	828,986	832,644
American Credit Acceptance Receivables Trust 2016-4
2.91%, 02/13/2023 (2)	1,412,000	1,408,926
American Credit Acceptance Receivables Trust 2017-2
2.86%, 06/12/2023 (2)	5,996,000	5,962,682
3.69%, 06/12/2023 (2)	3,660,000	3,646,802
American Credit Acceptance Receivables Trust 2018-2
2.94%, 01/10/2022 (2)	6,438,000	6,439,818
American Express Credit Account Master Trust
1.93%, 09/15/2022	24,490,000	24,129,933
2.04%, 05/15/2023	13,398,000	13,127,506
2.52% (1 Month LIBOR USD + 0.45%), 09/16/2024 (1)	15,600,000	15,737,937
2.45% (1 Month LIBOR USD + 0.38%), 02/18/2025 (1)	5,700,000	5,722,124
3.01%, 10/15/2025	3,578,000	3,561,658
American Express Credit Account Master Trust 2013-1
2.77% (1 Month LIBOR USD + 0.70%, 0.70% Floor), 02/16/2021 (1)	5,250,000	5,251,210
American Homes 4 Rent 2014-SFR2 Trust
3.79%, 10/17/2036 (2)	3,883,293	3,925,131
4.29%, 10/17/2036 (2)	300,000	306,461
6.23%, 10/17/2036 (2)	1,000,000	1,101,759

American Homes 4 Rent 2014-SFR3 Trust
4.60%, 12/17/2036 (2)	600,000	617,101
6.42%, 12/17/2036 (2)	1,000,000	1,113,354
3.47%, 04/17/2052 (2)	2,119,582	2,098,657
5.64%, 04/17/2052 (2)	3,900,000	4,165,698
American Homes 4 Rent 2015-SFR2 Trust
3.73%, 10/17/2045 (2)	1,840,275	1,849,851
AmeriCredit Automobile Receivables Trust
1.51%, 05/18/2020	1,268,344	1,266,111
2.30%, 02/18/2022	1,153,000	1,140,132
2.71%, 08/18/2022	618,000	610,964
3.13%, 01/18/2023	1,387,000	1,374,516
AmeriCredit Automobile Receivables Trust 2016-2
1.60%, 11/09/2020	213,450	212,903
AmeriCredit Automobile Receivables Trust 2016-4
1.83%, 12/08/2021	900,000	885,405
AmeriCredit Automobile Receivables Trust 2017-2
3.42%, 04/18/2023	6,000,000	5,965,830
AmeriCredit Automobile Receivables Trust 2017-3
2.69%, 06/19/2023	3,050,000	2,999,802
AmeriCredit Automobile Receivables Trust 2017-4
1.83%, 05/18/2021	12,303,159	12,251,327
2.36%, 12/19/2022	5,355,000	5,257,943
2.60%, 09/18/2023	6,700,000	6,579,413
AmeriCredit Automobile Receivables Trust 2018-1
2.71%, 07/19/2021	7,562,000	7,559,831
3.50%, 01/18/2024	6,000,000	6,026,492
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-13
5.10%, 01/25/2034 (8)	1,496	1,759
Amortizing Residential Collateral Trust 2002-BC5
3.13% (1 Month LIBOR USD + 1.04%, 0.69% Floor), 07/25/2032 (1)	2,715,356	2,689,168
Anchor Assets IX LLC
5.13%, 02/15/2020 (2)(12)	7,500,000	7,500,000
Anchorage Capital CLO 2013-1 Ltd.
3.59% (3 Month LIBOR USD + 1.25%), 10/13/2030 (1)(2)	2,500,000	2,500,312
Apidos CLO XXIII
3.17% (3 Month LIBOR USD + 0.82%, 0.82% Floor), 01/15/2027 (1)(2)	10,000,000	9,994,990
Arcadia Receivables Credit Trust 2017-1
3.25%, 06/15/2023 (2)	1,285,128	1,288,127

Argent Securities, Inc.
3.23% (1 Month LIBOR USD + 1.14%, 0.57% Floor), 03/25/2034 (1)	3,383,390	3,407,575
Argent Securities, Inc. Asset Backed Pass Through Certificates Series 2004-W5
3.13% (1 Month LIBOR USD + 1.04%, 0.52% Floor), 04/25/2034 (1)	3,667,317	3,654,864
Argent Securities, Inc. Asset Backed Pass Through Certificates Series 2005-W3
2.43% (1 Month LIBOR USD + 0.34%, 0.34% Floor), 11/25/2035 (1)	2,797,846	2,795,138
Asset Backed Securities Co. Home Equity Loan Trust Series 2003-HE6
2.77% (1 Month LIBOR USD + 0.68%, 0.34% Floor), 11/25/2033 (1)	1,862,969	1,803,761
Asset Backed Securities Co. Home Equity Loan Trust Series AEG 2006-HE1
2.31% (1 Month LIBOR USD + 0.22%, 0.22% Floor), 01/25/2036 (1)	4,234,498	4,216,083
Asset Backed Securities Co. Home Equity Loan Trust Series OOMC 2006-HE3
2.26% (1 Month LIBOR USD + 0.17%, 0.17% Floor), 03/25/2036 (1)	2,236,335	2,222,257
Asset-Backed Pass-Through Certificates Series 2004-R2
2.87% (1 Month LIBOR USD + 0.78%, 0.39% Floor), 04/25/2034 (1)	386,937	389,093
Atlas Senior Loan Fund III Ltd.
3.15% (3 Month LIBOR USD + 0.83%), 11/17/2027 (1)(2)	6,500,000	6,480,019
Atlas Senior Loan Fund Ltd.
3.65% (3 Month LIBOR USD + 1.30%), 01/16/2030 (1)(2)	3,750,000	3,751,875
Atlas Senior Loan Fund V Ltd.
3.61% (3 Month LIBOR USD + 1.26%), 07/16/2029 (1)(2)	4,250,000	4,250,884
Avis Budget Rental Car Funding AESOP LLC
1.92%, 09/20/2019 (2)	5,300,000	5,294,905
2.46%, 07/20/2020 (2)	10,300,000	10,254,200
2.50%, 07/20/2021 (2)	7,900,000	7,783,089
2.63%, 12/20/2021 (2)	6,600,000	6,518,419
3.70%, 09/20/2024 (2)	6,200,000	6,225,541
AXIS Equipment Finance Receivables IV LLC
2.21%, 11/20/2021 (2)	786,645	781,969
B2R Mortgage Trust 2015-1
2.52%, 05/15/2048 (2)	893,218	881,236
B2R Mortgage Trust 2015-2
3.34%, 11/15/2048 (2)	2,140,388	2,128,240
BA Credit Card Trust
1.95%, 08/15/2022	9,255,000	9,113,841
Bain Capital Credit CLO 2018-1
3.32% (3 Month LIBOR USD + 0.96%), 04/23/2031 (1)(2)	10,000,000	9,940,900
Battalion CLO V Ltd.
3.52% (3 Month LIBOR USD + 1.17%), 04/17/2026 (1)(2)	2,750,000	2,749,211
Battalion CLO VI Ltd.
3.53% (3 Month LIBOR USD + 1.18%), 10/17/2026 (1)(2)	2,100,000	2,098,944

Battalion CLO VII Ltd.
3.54% (3 Month LIBOR USD + 1.19%), 10/17/2026 (1)(2)	4,000,000	3,997,988
Bayview Financial Mortgage Pass-Through Trust 2007-B
6.83%, 08/28/2047 (8)	207,594	197,482
Bayview Opportunity Master Fund IIIa Trust 2017-RN7
3.10%, 09/28/2032 (8)(2)	1,653,493	1,646,938
Bayview Opportunity Master Fund IIIa Trust 2017-RN8
3.35%, 11/28/2032 (8)(2)	3,724,375	3,705,799
Bayview Opportunity Master Fund IIIb Trust 2017-RN3
3.23%, 05/28/2032 (8)(2)	155,130	155,101
Bayview Opportunity Master Fund IVa Trust 2018-RN1
3.28%, 01/28/2033 (8)(2)	4,141,568	4,111,508
BCC Funding XIII LLC
2.20%, 12/20/2021 (2)	1,079,878	1,074,385
Bear Stearns Asset Backed Securities I Trust 2004-HE6
2.95% (1 Month LIBOR USD + 0.86%, 0.57% Floor), 08/25/2034 (1)	7,536,175	7,317,447
Bear Stearns Asset Backed Securities I Trust 2004-HE7
2.99% (1 Month LIBOR USD + 0.90%, 0.60% Floor), 08/25/2034 (1)	856,119	856,098
Bear Stearns Asset Backed Securities Trust 2003-2
3.59% (1 Month LIBOR USD + 1.50%, 0.75% Floor, 11.00% Cap), 03/25/2043 (1)	4,028,794	3,980,134
Bear Stearns Asset Backed Securities Trust 2006-SD1
2.46% (1 Month LIBOR USD + 0.37%, 0.37% Floor), 04/25/2036 (1)	16,907	16,618
BlueMountain CLO 2015-1 Ltd.
3.67% (3 Month LIBOR USD + 1.33%), 04/13/2027 (1)(2)	775,000	774,764
BMW Floorplan Master Owner Trust
2.35% (1 Month LIBOR USD + 0.32%), 05/15/2023 (1)(2)	6,407,000	6,406,992
Business Jet Securities LLC 2017-1
4.34%, 02/15/2033 (2)	4,896,748	4,905,107
Business Jet Securities LLC 2018-2
4.45%, 06/15/2033 (2)(12)	6,250,000	6,249,893
BXG Receivables Note Trust 2012-A
2.66%, 12/02/2027 (2)	213,666	210,012
Camillo Issuer LLC 2016-SFR1 A
5.00%, 12/05/2023 (12)	5,068,798	5,057,713
Capital Auto Receivables Asset Trust 2017-1
1.76%, 06/22/2020 (2)	5,152,300	5,136,103
Capital Auto Receivables Asset Trust 2018-1
2.79%, 01/20/2022 (2)	9,415,000	9,389,024

Capital One Multi-Asset Execution Trust
2.00%, 01/17/2023	25,889,000	25,516,199
1.99%, 07/17/2023	3,912,000	3,832,883
2.65% (1 Month LIBOR USD + 0.58%), 07/15/2027 (1)	6,734,000	6,765,274
CarFinance Capital Auto Trust 2015-1
1.75%, 06/15/2021 (2)	417,891	417,237
Carlyle 2017-1 Ltd.
3.59% (3 Month LIBOR USD + 1.23%), 04/20/2031 (1)(2)	5,500,000	5,506,413
Carlyle Global Market Strategies CLO 2014-1 Ltd.
3.31% (3 Month LIBOR USD + 0.97%, 0.97% Floor), 04/17/2031 (1)(2)	12,000,000	11,935,272
Carlyle U.S. CLO 2017-2 Ltd.
3.58% (3 Month LIBOR USD + 1.22%), 07/20/2031 (1)(2)	3,000,000	3,006,912
CarMax Auto Owner Trust
1.64%, 09/15/2020	5,795,631	5,772,166
CarMax Auto Owner Trust 2018-2
3.16%, 07/17/2023	3,999,000	3,998,137
Carnow Auto Receivables Trust 2016-1
3.49%, 02/15/2021 (2)	1,168,572	1,167,269
Carrington Mortgage Loan Trust Series 2006-OPT1
2.27% (1 Month LIBOR USD + 0.18%, 0.18% Floor), 02/25/2036 (1)	441,180	440,438
Catamaran CLO 2014-2 Ltd.
3.76% (3 Month LIBOR USD + 1.40%), 10/18/2026 (1)(2)	1,000,000	1,000,372
Chase Funding Trust Series 2003-4
5.25%, 05/25/2033 (8)	152,750	154,713
Chase Funding Trust Series 2003-6
5.07%, 11/25/2034 (8)	231,660	239,129
5.07%, 11/25/2034 (8)	394,431	404,254
Chase Issuance Trust
2.27% (1 Month LIBOR USD + 0.20%), 04/17/2023 (1)	10,058,000	10,054,984
2.62% (1 Month LIBOR USD + 0.55%, 0.55% Floor), 06/15/2023 (1)	11,000,000	11,114,658
2.47% (1 Month LIBOR USD + 0.40%), 03/15/2024 (1)	7,100,000	7,138,148
CIFC Funding 2018-II Ltd.
3.09% (3 Month LIBOR USD + 1.04%), 04/20/2031 (1)(2)	10,000,000	9,939,810
Citi Held For Asset Issuance 2016-MF1
4.48%, 08/15/2022 (2)	6,851	6,856
6.64%, 08/15/2022 (2)	3,250,000	3,276,002
Citibank Credit Card Issuance Trust
1.74%, 01/19/2021	18,360,000	18,282,849
2.40% (1 Month LIBOR USD + 0.37%), 08/08/2024 (1)	21,047,000	21,083,676
2.41% (1 Month LIBOR USD + 0.33%), 01/21/2025 (1)	8,162,000	8,169,315
2.70% (1 Month LIBOR USD + 0.62%, 0.62% Floor), 04/22/2026 (1)	10,900,000	11,043,657

CLUB Credit Trust 2017-NP1
3.17%, 04/17/2023 (2)	1,220,930	1,220,749
2.42%, 09/15/2023 (2)	3,362,230	3,354,145
CLUB Credit Trust 2017-P2
2.61%, 01/15/2024 (2)	3,767,188	3,752,947
Colony American Finance 2016-2 Ltd.
2.55%, 11/15/2048 (2)	1,188,851	1,161,422
Commonbond Student Loan Trust 2017-B-GS
2.68%, 09/25/2042 (2)	12,171,522	11,907,460
Commonbond Student Loan Trust 2018-A-GS
3.21%, 02/25/2044 (2)	9,054,785	9,015,638
Conseco Financial Co.
6.24%, 12/01/2028	21,327	21,792
6.22%, 03/01/2030	68,295	72,052
6.18%, 04/01/2030	21,037	22,003
Consumer Loan Underlying Bond Credit Trust 2017-NP2
2.55%, 01/16/2024 (2)	1,706,512	1,704,576
Continental Credit Card 2016-1
4.56%, 01/15/2023 (2)	267,496	266,446
COOF Securitization Trust 2014-1 Ltd.
3.00%, 06/25/2040 IO (2)(3)	1,467,011	131,422
Countrywide Asset-Backed Certificates
5.12%, 02/25/2035 (8)	40,614	40,879
4.45%, 02/25/2036 (3)	115,878	118,212
4.63%, 04/25/2036 (3)	83,273	80,768
4.65%, 09/25/2046 (3)	84,808	76,633
CPS Auto Receivables Trust 2014-C
3.77%, 08/17/2020 (2)	558,000	560,535
CPS Auto Receivables Trust 2014-D
4.35%, 11/16/2020 (2)	525,000	530,821
CPS Auto Receivables Trust 2015-A
4.00%, 02/16/2021 (2)	446,000	450,348
CPS Auto Receivables Trust 2015-B
4.20%, 05/17/2021 (2)	1,905,000	1,923,258
CPS Auto Receivables Trust 2015-C
4.63%, 08/16/2021 (2)	1,376,000	1,396,180

CPS Auto Receivables Trust 2016-C
1.62%, 01/15/2020 (2)	552,816	552,475
3.27%, 06/15/2022 (2)	840,000	841,093
CPS Auto Receivables Trust 2017-B
2.92%, 02/15/2022 (2)	1,441,000	1,431,502
3.95%, 03/15/2023 (2)	3,485,000	3,497,261
CPS Auto Receivables Trust 2017-C
1.78%, 09/15/2020 (2)	1,971,310	1,964,548
2.86%, 06/15/2023 (2)	2,300,000	2,277,412
3.79%, 06/15/2023 (2)	791,000	789,660
CPS Auto Receivables Trust 2018-A
2.16%, 05/17/2021 (2)	5,282,626	5,263,328
CPS Auto Trust
1.50%, 06/15/2020 (2)	1,496,395	1,493,134
Credit Acceptance Auto Loan Trust 2015-2
2.40%, 02/15/2023 (2)	184,372	184,360
3.76%, 02/15/2024 (2)	434,000	435,257
Credit Acceptance Auto Loan Trust 2017-1
2.56%, 10/15/2025 (2)	1,987,000	1,975,872
3.04%, 12/15/2025 (2)	871,000	866,413
3.48%, 02/17/2026 (2)	730,000	723,654
Credit Acceptance Auto Loan Trust 2017-2
3.35%, 06/15/2026 (2)	811,000	798,374
Credit Acceptance Auto Loan Trust 2018-1
3.01%, 02/16/2027 (2)	6,494,000	6,431,699
Credit-Based Asset Servicing & Securitization LLC
3.74%, 12/25/2035 (8)	2,021	2,015
CSMC 2016-RPL1 Trust
5.13% (1 Month LIBOR USD + 3.15%, 3.15% Floor), 12/26/2046 (1)(2)	10,135,604	10,109,850
CWABS, Inc. Asset-Backed Certificates Series 2003-5
5.20%, 01/25/2034 (3)	23,380	23,663
CWABS, Inc. Asset-Backed Certificates Series 2003-BC1
2.89% (1 Month LIBOR USD + 0.80%, 0.40% Floor), 03/25/2033 (1)	589,800	581,917
CWABS, Inc. Asset-Backed Certificates Series 2004-1
2.84% (1 Month LIBOR USD + 0.75%, 0.50% Floor), 03/25/2034 (1)	45,086	45,305
2.92% (1 Month LIBOR USD + 0.83%, 0.55% Floor), 03/25/2034 (1)	8,338	8,282
2.65% (1 Month LIBOR USD + 0.56%, 0.28% Floor), 04/25/2034 (1)	1,112	1,098
CWABS, Inc. Asset-Backed Certificates Trust 2004-15
4.61%, 04/25/2035 (3)	11,709	11,751

CWABS, Inc. Asset-Backed Certificates Trust 2004-6
2.99% (1 Month LIBOR USD + 0.90%, 0.60% Floor), 10/25/2034 (1)	18,270	18,026
2.87% (1 Month LIBOR USD + 0.78%, 0.39% Floor), 11/25/2034 (1)	741,981	741,973
CWABS, Inc. Asset-Backed Certificates Trust 2005-1
5.03%, 07/25/2035 (3)	24,979	25,382
CWABS, Inc. Asset-Backed Certificates Trust 2005-11
4.47%, 02/25/2036 (3)	17,884	17,850
CWABS, Inc. Asset-Backed Certificates Trust 2005-17
4.42%, 05/25/2036 (3)	29,908	29,869
CWHEQ Home Equity Loan Trust Series 2007-S1
5.69%, 11/25/2036 (3)	6,187	6,298
Diamond Resorts Owner Trust
3.27%, 10/22/2029 (2)	2,846,034	2,776,153
Discover Card Execution Note Trust
2.43% (1 Month LIBOR USD + 0.36%), 04/15/2025 (1)	7,906,000	7,927,171
Drive Auto Receivables Trust 2015-A
4.12%, 07/15/2022 (2)	1,766,000	1,783,283
Drive Auto Receivables Trust 2015-B
3.84%, 07/15/2021 (2)	1,921,000	1,932,272
Drive Auto Receivables Trust 2015-C
4.20%, 09/15/2021 (2)	926,471	935,004
Drive Auto Receivables Trust 2016-C
4.18%, 03/15/2024 (2)	2,996,000	3,033,401
Drive Auto Receivables Trust 2017-1
2.84%, 04/15/2022	3,543,000	3,537,658
3.84%, 03/15/2023	5,373,000	5,418,551
Drive Auto Receivables Trust 2017-2
2.25%, 06/15/2021	6,033,000	6,023,975
2.75%, 09/15/2023	5,566,000	5,553,667
Drive Auto Receivables Trust 2017-3
2.30%, 05/17/2021	5,184,000	5,170,475
2.80%, 07/15/2022	2,493,000	2,484,797
3.53%, 12/15/2023 (2)	12,000,000	11,955,064
Drive Auto Receivables Trust 2017-A
2.51%, 01/15/2021 (2)	512,772	512,550
2.98%, 01/18/2022 (2)	1,294,000	1,294,120
4.16%, 05/15/2024 (2)	1,724,000	1,745,286
Drive Auto Receivables Trust 2017-B
2.20%, 05/15/2020 (2)	1,778,366	1,777,556
2.61%, 08/16/2021 (2)	3,416,000	3,413,205
3.72%, 10/17/2022 (2)	2,982,000	3,000,226

Drive Auto Receivables Trust 2018-1
2.88%, 02/15/2022	9,392,000	9,367,054
Drive Auto Receivables Trust 2018-2
3.22%, 04/15/2022	21,350,000	21,356,179
DT Auto Owner Trust 2015-2
4.25%, 02/15/2022 (2)	1,341,801	1,349,972
DT Auto Owner Trust 2016-4
2.74%, 10/17/2022 (2)	3,000,000	2,998,595
DT Auto Owner Trust 2017-1
3.55%, 11/15/2022 (2)	4,869,000	4,867,669
DT Auto Owner Trust 2017-2
1.72%, 05/15/2020 (2)	1,711,002	1,709,565
3.03%, 01/17/2023 (2)	3,026,000	3,018,961
DT Auto Owner Trust 2017-3
1.73%, 08/17/2020 (2)	3,556,976	3,548,925
3.58%, 05/15/2023 (2)	1,662,000	1,657,110
DT Auto Owner Trust 2017-4
1.85%, 08/17/2020 (2)	8,465,587	8,440,615
DT Auto Owner Trust 2018-2
3.43%, 05/16/2022 (2)	7,437,193	7,437,685
3.67%, 03/15/2024 (2)	8,250,000	8,244,843
DTAT Asset Trust 2017-B
5.84%, 12/16/2022 (2)(12)	3,400,000	3,396,260
Engs Commercial Finance Trust 2016-1
2.63%, 02/22/2022 (2)	730,928	722,506
Exeter Automobile Receivables Trust 2014-2
3.26%, 12/16/2019 (2)	62,930	62,967
Exeter Automobile Receivables Trust 2016-1
5.52%, 10/15/2021 (2)	2,230,000	2,282,218
Exeter Automobile Receivables Trust 2016-2
2.21%, 07/15/2020 (2)	39,104	39,097
Exeter Automobile Receivables Trust 2016-3
1.84%, 11/16/2020 (2)	1,266,695	1,264,223
Exeter Automobile Receivables Trust 2017-1
3.95%, 12/15/2022 (2)	835,000	837,602
Exeter Automobile Receivables Trust 2017-2
2.82%, 05/16/2022 (2)	6,119,000	6,085,678

Exeter Automobile Receivables Trust 2017-3
2.05%, 12/15/2021 (2)	1,274,735	1,267,839
3.68%, 07/17/2023 (2)	3,836,000	3,836,100
Exeter Automobile Receivables Trust 2018-1
2.21%, 05/17/2021 (2)	5,547,324	5,529,803
First Investors Auto Owner Trust 2015-2
4.22%, 12/15/2021 (2)	280,000	282,799
First Investors Auto Owner Trust 2016-2
1.53%, 11/16/2020 (2)	963,324	961,581
First Investors Auto Owner Trust 2017-1
2.67%, 04/17/2023 (2)	2,767,000	2,738,331
3.60%, 04/17/2023 (2)	2,847,000	2,822,744
First Investors Auto Owner Trust 2018-1
2.84%, 05/16/2022 (2)	5,059,924	5,059,378
FirstKey Lending 2015-SFR1 Trust
2.55%, 03/09/2047 (2)	1,564,713	1,556,314
3.42%, 03/09/2047 (2)	1,442,000	1,438,057
Flagship Credit Auto Trust 2014-2
2.84%, 11/16/2020 (2)	213,716	213,793
3.95%, 12/15/2020 (2)	440,000	442,562
Flagship Credit Auto Trust 2015-3
2.38%, 10/15/2020 (2)	303,048	302,675
3.68%, 03/15/2022 (2)	568,000	571,462
4.65%, 03/15/2022 (2)	567,000	576,579
Flagship Credit Auto Trust 2016-1
2.77%, 12/15/2020 (2)	471,467	471,596
6.22%, 06/15/2022 (2)	3,000,000	3,121,324
Flagship Credit Auto Trust 2016-4
1.47%, 03/16/2020 (2)	88,636	88,594
2.71%, 11/15/2022 (2)	1,743,000	1,725,061
Flagship Credit Auto Trust 2017-2
2.96%, 07/15/2023 (2)	5,195,000	5,128,934
3.62%, 07/15/2023 (2)	2,995,000	2,956,131
Ford Credit Auto Owner Trust 2015-A
1.28%, 09/15/2019	2,324	2,323
Ford Credit Auto Owner Trust 2016-REV1
2.31%, 08/15/2027 (2)	7,000,000	6,856,949
Ford Credit Auto Owner Trust 2016-REV2
2.03%, 12/15/2027 (2)	10,000,000	9,683,008

Ford Credit Auto Owner Trust 2017-B
1.49%, 05/15/2020	6,008,015	5,982,511
Ford Credit Auto Owner Trust 2017-C
2.01%, 03/15/2022	4,177,000	4,118,147
Ford Credit Auto Owner Trust 2018-REV1
3.19%, 07/15/2031 (2)	15,408,000	15,157,498
Foundation Finance Trust 2017-1
3.30%, 07/15/2033 (2)	3,752,318	3,692,588
Foursight Capital Automobile Receivables Trust 2017-1
3.05%, 12/15/2022 (2)	4,000,000	3,948,316
FREED ABS TRUST 2018-1
3.61%, 07/18/2024 (2)	4,871,000	4,868,871
Fremont Home Loan Trust 2004-2
2.95% (1 Month LIBOR USD + 0.86%, 0.57% Floor), 07/25/2034 (1)	1,229,294	1,242,675
Galaxy XVIII CLO Ltd.
3.52% (3 Month LIBOR USD + 1.17%), 10/15/2026 (1)(2)	7,000,000	6,997,298
Galaxy XXIX CLO Ltd.
3.12% (3 Month LIBOR USD + 0.79%), 11/15/2026 (1)(2)	6,000,000	5,990,850
GCAT 2017-2 LLC
3.50%, 04/25/2047 (8)(2)	2,557,473	2,536,621
GCAT 2017-3 LLC
3.35%, 04/25/2047 (8)(2)	766,198	761,800
GCAT 2017-5 LLC
3.23%, 07/25/2047 (8)(2)	669,507	665,766
GCAT 2018-1 LLC
3.84%, 06/25/2048 (8)(2)	2,743,813	2,741,996
GE Capital Mortgage Services, Inc. 1999-HE1 Trust
6.27%, 04/25/2029	46	47
6.71%, 04/25/2029 (3)	30,839	25,879
GE Mortgage Services LLC
6.74%, 12/25/2028	4	4
GLS Auto Receivables Trust 2015-1
4.43%, 12/15/2020 (2)	701,853	703,332
GLS Auto Receivables Trust 2016-1
2.73%, 10/15/2020 (2)	233,857	233,854
4.39%, 01/15/2021 (2)	960,000	966,727
GM Financial Consumer Automobile 2017-1
1.78%, 10/18/2021 (2)	7,967,000	7,865,768

GM Financial Consumer Automobile Receivables Trust 2018-1
2.32%, 07/18/2022	8,275,000	8,170,207
2.46%, 07/17/2023	5,715,000	5,603,508
GMAT 2013-1 Trust
6.97%, 11/25/2043 (8)(2)	186,643	186,818
GMF Floorplan Owner Revolving Trust
2.92% (1 Month LIBOR USD + 0.85%), 05/17/2021 (1)(2)	4,900,000	4,927,034
GO Financial Auto Securitization Trust 2015-2
4.80%, 08/17/2020 (2)	15,101	15,115
Gold Key Resorts 2014-A LLC
3.22%, 03/17/2031 (2)	588,447	581,281
Golden Bear 2016-R LLC
5.65%, 09/20/2047 (2)	2,534,692	2,538,976
Goodgreen 2017-1 Trust
3.74%, 10/15/2052 (2)	1,872,537	1,875,938
Goodgreen 2017-2 Trust
3.26%, 10/15/2053 (2)	4,953,901	4,804,333
Goodgreen 2017-R1 Trust
5.00%, 10/20/2051 (2)(3)(12)	6,497,689	6,389,827
Greenwood Park CLO Ltd.
3.04% (3 Month LIBOR USD + 1.01%), 04/15/2031 (1)(2)	23,000,000	22,954,161
GREYWOLF CLO VI Ltd.
3.54% (3 Month LIBOR USD + 1.03%), 04/26/2031 (1)(2)	14,000,000	13,916,406
GSAA Trust
2.73% (1 Month LIBOR USD + 0.64%, 0.32% Floor), 03/25/2035 (1)	579,878	581,365
2.36% (1 Month LIBOR USD + 0.27%, 0.27% Floor), 06/25/2035 (1)	332,910	333,812
GSAMP Trust 2005-WMC2
2.71% (1 Month LIBOR USD + 0.62%, 0.31% Floor), 11/25/2035 (1)	2,017,793	2,020,502
GSAMP Trust 2006-HE7
2.32% (1 Month LIBOR USD + 0.23%, 0.23% Floor), 10/25/2046 (1)	1,417,707	1,408,710
Headlands Residential LLC
4.25%, 06/26/2023	8,245,000	8,202,486
Hero Funding 2017-3
3.95%, 09/20/2048 (2)	4,519,755	4,514,770
HERO Funding II 2016-3B
5.24%, 09/20/2042 (2)	1,486,950	1,489,109
HERO Funding Trust 2016-2
3.75%, 09/20/2041 (2)	2,898,139	2,917,557
HERO Funding Trust 2016-3
3.08%, 09/20/2042 (2)	1,286,835	1,265,167

HERO Funding Trust 2016-4A
3.57%, 09/20/2047 (2)	3,858,194	3,847,152
HERO Funding Trust 2017-1A
4.46%, 09/20/2047 (2)	6,499,377	6,648,051
HERO Funding Trust 2017-2A
3.28%, 09/20/2048 (2)	5,980,660	5,903,067
Hertz Vehicle Financing II LP
2.32%, 03/25/2020 (2)	7,500,000	7,467,736
Hilton Grand Vacations Trust 2017-A
2.66%, 12/26/2028 (2)	2,107,717	2,070,060
Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-A
2.29% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 03/25/2036 (1)	45,146	44,302
Honda Auto Receivables 2017-4 Owner Trust
2.05%, 11/22/2021	4,955,000	4,887,935
Hyundai Auto Receivables Trust 2015-B
1.12%, 11/15/2019	120,075	119,866
IMC Home Equity Loan Trust 1997-5
6.88%, 11/20/2028	96	96
JP Morgan Mortgage Acquisition Trust 2006-CH1
2.22% (1 Month LIBOR USD + 0.13%, 0.13% Floor), 07/25/2036 (1)	1,825,750	1,818,520
Kabbage Asset Securitization LLC
4.57%, 03/15/2022 (2)	12,810,000	12,933,295
5.79%, 03/15/2022 (2)	3,710,000	3,784,662
KGS-Alpha SBA COOF Trust
0.58%, 05/25/2039 IO (2)(3)	3,348,107	51,835
KGS-Alpha SBA COOF Trust 2014-2
2.98%, 04/25/2040 IO (2)(3)	1,408,424	113,170
KKR CLO 11 Ltd.
3.53% (3 Month LIBOR USD + 1.18%), 01/15/2031 (1)(2)	6,250,000	6,243,987
KSBA 2012-2 A
0.86%, 08/25/2038 (2)(3)	4,701,060	112,501
KVK CLO 2014-1 Ltd.
3.64% (3 Month LIBOR USD + 1.30%), 05/15/2026 (1)(2)	7,000,000	7,000,532
KVK CLO 2014-2 Ltd.
3.53% (3 Month LIBOR USD + 1.18%), 07/15/2026 (1)(2)	4,250,000	4,248,653
KVK CLO 2014-3 Ltd.
3.55% (3 Month LIBOR USD + 1.20%), 10/15/2026 (1)(2)	9,250,000	9,247,132
KVK CLO 2018-1 Ltd.
3.26% (3 Month LIBOR USD + 0.93%), 05/20/2029 (1)(2)	25,000,000	24,936,850

Laurel Road Prime Student Loan Trust 2017-C
2.81%, 11/25/2042 (2)	6,200,000	6,053,546
Laurel Road Prime Student Loan Trust 2018-B
3.54%, 05/26/2043 (2)	10,200,000	10,245,227
LendingClub Issuance Trust Series 2016-NP1
6.50%, 06/15/2022 (2)	3,721,820	3,756,430
3.00%, 01/17/2023 (2)	140,132	140,038
Lendmark Funding Trust 2016-2
3.26%, 04/21/2025 (2)	3,000,000	3,003,734
Lendmark Funding Trust 2017-1
2.83%, 12/22/2025 (2)	2,508,000	2,482,994
5.41%, 12/22/2025 (2)	3,500,000	3,586,194
Lendmark Funding Trust 2018-1
5.03%, 12/21/2026 (2)	1,900,000	1,907,662
Long Beach Mortgage Loan Trust 2004-1
2.84% (1 Month LIBOR USD + 0.75%, 0.50% Floor), 02/25/2034 (1)	972,786	973,897
Long Beach Mortgage Loan Trust 2004-3
2.95% (1 Month LIBOR USD + 0.86%, 0.57% Floor), 07/25/2034 (1)	43,039	42,932
LV Tower 52 Issuer 2013-1
5.75%, 02/15/2023 (2)(12)	4,510,375	4,510,375
7.75%, 02/15/2023 (2)(12)	1,689,219	1,689,219
Magnetite XVI Ltd.
3.16% (3 Month LIBOR USD + 0.80%), 01/18/2028 (1)(2)	12,000,000	12,000,144
Mariner Finance Issuance Trust 2017-A
3.62%, 02/20/2029 (2)	2,999,000	3,008,520
Marlette Funding Trust 2016-1
3.06%, 01/17/2023 (2)	147,505	147,498
Marlette Funding Trust 2017-1
2.83%, 03/15/2024 (2)	1,496,174	1,495,729
Marlette Funding Trust 2017-2
2.39%, 07/15/2024 (2)	4,824,175	4,813,693
Marlette Funding Trust 2018-1
2.61%, 03/15/2028 (2)	3,870,034	3,858,985
Marlette Funding Trust 2018-2
3.06%, 07/17/2028 (2)	5,906,000	5,905,992
MASTR Asset Backed Securities Trust 2006-NC1
2.69% (1 Month LIBOR USD + 0.60%, 0.30% Floor), 01/25/2036 (1)	2,069,661	2,074,250
MidOcean Credit CLO III
2.68% (3 Month LIBOR USD + 1.12%), 04/21/2031 (1)(2)	15,400,000	15,400,000

Midocean Credit Clo VIII
3.04% (3 Month LIBOR USD + 1.15%), 02/20/2031 (1)(2)	18,000,000	18,001,800
Mid-State Capital Co. 2006-1 Trust
6.08%, 10/15/2040 (2)	790,503	873,427
Mid-State Capital Trust 2010-1
3.50%, 12/15/2045 (2)	309,090	314,402
5.25%, 12/15/2045 (2)	556,196	580,618
Mill Creek II CLO Ltd.
4.11% (3 Month LIBOR USD + 1.75%), 04/20/2028 (1)(2)	3,750,000	3,790,597
Morgan Stanley ABS Capital I, Inc. Trust 2004-NC8
3.01% (1 Month LIBOR USD + 0.92%, 0.61% Floor), 09/25/2034 (1)	5,355,849	5,366,048
Morgan Stanley ABS Capital I, Inc. Trust 2004-OP1
2.96% (1 Month LIBOR USD + 0.87%, 0.58% Floor), 11/25/2034 (1)	5,620,012	5,600,874
Mountain View CLO 2015-9 Ltd.
3.17% (3 Month LIBOR USD + 1.12%), 07/15/2031 (1)(2)	20,000,000	20,000,000
Murray Hill Marketplace Trust 2016-LC1
6.15%, 11/25/2022 (2)	161,119	161,249
Nationstar HECM Loan Trust 2017-1
2.94%, 05/25/2027 (2)	510,000	508,372
Navient Private Education Refi Loan Trust 2018-A
3.19%, 02/18/2042 (2)	15,200,000	15,046,076
Navient Student Loan Trust 2016-2
2.84% (1 Month LIBOR USD + 0.75%), 06/25/2065 (1)(2)	281,435	281,657
New Century Home Equity Loan Trust Series 2003-5
5.11%, 11/25/2033 (8)	205,679	207,831
New Residential Mortgage Loan Trust 2018-RPL1
3.50%, 12/25/2057 (2)(3)	31,162,181	30,969,443
New Residential Mortgage Trust 2018-1
4.00%, 12/25/2057 (2)(3)	11,115,683	11,186,293
NYMT Residential 2016-RP1
4.00%, 03/25/2021 (8)(2)	184,052	184,609
Oak Hill Advisors Residential Loan Trust 2017-NPL2
3.00%, 07/25/2057 (8)(2)	3,507,437	3,472,654
Oak Hill Advisors Residential Loan Trust 2017-NPLA
3.00%, 06/25/2057 (8)(2)	2,543,778	2,520,119
Oakwood Mortgage Investors, Inc.
6.45%, 12/15/2023	2,315	2,341
OCP CLO 2017-13 Ltd.
3.61% (3 Month LIBOR USD + 1.26%), 07/15/2030 (1)(2)	4,250,000	4,258,462

Ocwen Master Advance Receivables Trust
2.52%, 08/17/2048 (2)	2,709,000	2,710,867
4.25%, 08/17/2048 (2)	2,037,963	2,035,206
2.50%, 09/15/2048 (2)	1,345,000	1,343,398
3.81%, 08/16/2049 (2)	1,500,000	1,461,498
OL SP 2018-B LLC
4.16%, 02/09/2030	4,600,000	4,596,435
4.61%, 02/09/2030	1,000,000	999,584
OnDeck Asset Securitization Trust LLC
3.50%, 04/18/2022 (2)	5,796,000	5,799,594
OneMain Direct Auto Receivables Trust 2016-1
2.04%, 01/15/2021 (2)	19,015	19,011
4.58%, 09/15/2021 (2)	667,000	667,565
OneMain Direct Auto Receivables Trust 2017-1
2.16%, 10/15/2020 (2)	12,864,236	12,814,054
OneMain Direct Auto Receivables Trust 2017-2
2.55%, 11/14/2023 (2)	17,900,000	17,664,704
2.82%, 07/15/2024 (2)	4,300,000	4,233,692
OneMain Financial Issuance Trust 2015-1
3.19%, 03/18/2026 (2)	1,935,793	1,939,960
3.85%, 03/18/2026 (2)	500,000	503,297
OneMain Financial Issuance Trust 2015-2
2.57%, 07/18/2025 (2)	2,254,532	2,253,983
3.10%, 07/18/2025 (2)	1,627,000	1,627,171
OneMain Financial Issuance Trust 2016-1
3.66%, 02/20/2029 (2)	2,645,000	2,661,626
6.00%, 02/20/2029 (2)	1,900,000	1,949,112
OneMain Financial Issuance Trust 2017-1
2.86% (1 Month LIBOR USD + 0.80%), 09/14/2032 (1)(2)	9,800,000	9,828,776
Onemain Financial Issuance Trust 2018-1
3.30%, 03/14/2029 (2)	4,040,000	4,025,489
Oportun Funding III LLC
3.69%, 07/08/2021 (2)	3,332,000	3,331,333
Oportun Funding IV LLC
4.85%, 11/08/2021 (2)	723,661	729,162
Oportun Funding VI LLC
3.23%, 06/08/2023 (2)	1,957,000	1,925,162
3.97%, 06/08/2023 (2)(3)	5,150,000	5,086,675
Oportun Funding VII LLC
3.22%, 10/10/2023 (2)	1,691,000	1,667,051

Oportun Funding VIII LLC
3.61%, 03/08/2024 (2)	2,978,000	2,965,584
Option One Mortgage Loan Trust 2004-3
2.99% (1 Month LIBOR USD + 0.90%, 0.45% Floor), 11/25/2034 (1)	1,691,802	1,600,630
OZLM Funding II Ltd.
3.80% (3 Month LIBOR USD + 1.44%, 1.44% Floor), 10/30/2027 (1)(2)	4,500,000	4,499,662
OZLM Funding IV Ltd.
3.61% (3 Month LIBOR USD + 1.25%), 10/22/2030 (1)(2)	10,000,000	10,015,430
OZLM XI Ltd.
3.61% (3 Month LIBOR USD + 1.25%), 10/30/2030 (1)(2)	5,000,000	4,996,760
OZLM XV Ltd.
3.85% (3 Month LIBOR USD + 1.49%), 01/20/2029 (1)(2)	7,750,000	7,773,637
Palmer Square CLO 2014-1 Ltd.
3.48% (3 Month LIBOR USD + 1.13%, 1.13% Floor), 01/17/2031 (1)(2)	4,000,000	3,995,540
Palmer Square CLO 2015-1 Ltd.
3.63% (3 Month LIBOR USD + 1.30%, 1.30% Floor), 05/21/2029 (1)(2)	8,000,000	8,003,544
Palmer Square CLO 2015-2 Ltd.
3.63% (3 Month LIBOR USD + 1.27%), 07/20/2030 (1)(2)	13,925,000	13,986,200
Palmer Square CLO 2018-2 Ltd.
3.44% (3 Month LIBOR USD + 1.10%), 07/16/2031 (1)(2)	20,000,000	20,000,000
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WCH
2.93% (1 Month LIBOR USD + 0.84%, 0.56% Floor), 01/25/2036 (1)	3,146,617	3,148,650
Progress Residential 2015-SFR2 Trust
2.74%, 06/12/2032 (2)	3,347,922	3,301,201
3.14%, 06/12/2032 (2)	2,012,000	1,988,372
3.44%, 06/12/2032 (2)	2,138,000	2,120,736
4.43%, 06/12/2032 (2)	892,000	893,051
Progress Residential 2015-SFR3 Trust
3.07%, 11/12/2032 (2)	5,206,536	5,154,098
4.67%, 11/12/2032 (2)	295,000	298,527
5.66%, 11/12/2032 (2)	1,000,000	1,028,280
Progress Residential 2017-SFR1 Trust
3.02%, 08/17/2034 (2)	2,000,000	1,934,618
Prosper Marketplace Issuance Trust Series 2017-1
2.56%, 06/15/2023 (2)	616,679	616,685
2.41%, 09/15/2023 (2)	1,187,851	1,185,744
2.36%, 11/15/2023 (2)	2,819,101	2,807,426
PRPM 2017-2 LLC
3.47%, 09/25/2022 (8)(2)	3,592,136	3,570,866

Purchasing Power Funding 2018-A LLC
3.34%, 08/15/2022 (2)	10,875,000	10,825,723
RAMP Series 2005-RS1 Trust
4.71%, 01/25/2035	4,534	4,537
RASC Series 2005-KS6 Trust
3.02% (1 Month LIBOR USD + 0.93%, 0.62% Floor), 07/25/2035 (1)	609,784	611,858
RBSHD 2013-1 Trust
7.69%, 10/25/2047 (8)(2)(12)	432,367	416,105
RCO Mortgage LLC 2017-1
3.38%, 08/25/2022 (8)(2)	5,471,422	5,441,314
RCO V Mortgage LLC 2018-1
4.00%, 05/25/2023 (8)(2)	6,771,663	6,771,419
Regional Management Issuance Trust 2018-1
4.28%, 07/15/2027 (2)(12)	3,100,000	3,099,917
Renaissance Home Equity Loan Trust
5.61%, 04/25/2037 (8)(9)	300,449	145,889
Renaissance Home Equity Loan Trust 2005-3
4.81%, 11/25/2035 (8)	32,422	32,514
Renew 2017-1
3.67%, 09/20/2052 (2)	2,517,889	2,498,960
Rice Park Financing Trust 2016-A
4.63%, 10/31/2041 (2)(12)	5,034,415	5,021,252
Santander Drive Auto Receivables Trust 2015-5
4.67%, 02/15/2023	9,500,000	9,607,235
Santander Drive Auto Receivables Trust 2017-1
1.49%, 02/18/2020	72,905	72,864
2.10%, 06/15/2021	4,842,000	4,814,533
2.58%, 05/16/2022	3,957,000	3,929,161
3.17%, 04/17/2023	5,074,000	5,041,268
Santander Drive Auto Receivables Trust 2017-2
2.79%, 08/15/2022	13,150,000	13,087,235
3.49%, 07/17/2023	1,633,000	1,631,433
Santander Drive Auto Receivables Trust 2017-3
2.76%, 12/15/2022	4,350,000	4,311,442
Santander Drive Auto Receivables Trust 2018-1
2.96%, 03/15/2024	3,900,000	3,861,787
Santander Drive Auto Receivables Trust 2018-2
3.35%, 07/17/2023	4,800,000	4,801,159
Santander Retail Auto Lease Trust 2018-A
2.93%, 05/20/2021 (2)	4,433,000	4,419,406

Saxon Asset Securities Trust 2003-1
4.71%, 06/25/2033 (8)	42,260	42,666
Securitized Asset Backed Receivables LLC Trust 2006-CB1
3.48%, 01/25/2036 (8)	66,582	59,124
Sierra Auto Receivables Securitization Trust 2016-1
2.85%, 01/18/2022 (2)	119,433	119,413
Silvermore CLO Ltd.
3.51% (3 Month LIBOR USD + 1.17%), 05/15/2026 (1)(2)	8,425,273	8,426,132
SoFi Consumer Loan Program 2016-2 LLC
3.09%, 10/27/2025 (2)	838,878	837,381
SoFi Consumer Loan Program 2018-1 Trust
3.14%, 02/25/2027 (2)	6,750,000	6,703,889
SoFi Professional Loan Program 2017-F LLC
2.84%, 01/25/2041 (2)	18,200,000	17,764,911
SoFi Professional Loan Program 2018-B Trust
2.64%, 08/25/2047 (2)	9,919,781	9,882,114
3.34%, 08/25/2047 (2)	8,900,000	8,890,941
Sound Point CLO II Ltd.
3.43% (3 Month LIBOR USD + 1.07%, 1.07% Floor), 01/26/2031 (1)(2)	9,000,000	8,973,225
Sound Point CLO XVI Ltd.
3.64% (3 Month LIBOR USD + 1.28%), 07/25/2030 (1)(2)	7,750,000	7,761,470
Specialty Underwriting & Residential Finance Trust Series 2004-BC4
2.76% (1 Month LIBOR USD + 0.67%, 0.34% Floor), 10/25/2035 (1)	219,882	218,913
Specialty Underwriting & Residential Finance Trust Series 2006-BC1
2.39% (1 Month LIBOR USD + 0.30%, 0.30% Floor), 12/25/2036 (1)	839,802	840,881
SpringCastle America Funding LLC
3.05%, 04/25/2029 (2)	2,157,585	2,149,695
Springleaf Funding Trust 2015-A
3.16%, 11/15/2024 (2)	11,757,051	11,752,620
3.62%, 11/15/2024 (2)	1,087,000	1,085,135
Springleaf Funding Trust 2017-A
2.68%, 07/15/2030 (2)	9,900,000	9,737,298
Structured Asset Securities Co. Mortgage Loan Trust 2005-7XS
5.44%, 04/25/2035 (8)	3,888	3,985
Structured Asset Securities Co. Mortgage Pass-Through Certificates Series 2002-al1
3.45%, 02/25/2032	40,765	40,280
3.45%, 02/25/2032	84,073	82,350
Structured Asset Securities Co. Mortgage Pass-Through Certificates Series 2004-6XS
6.03%, 03/25/2034 (8)	147,081	149,459
6.05%, 03/25/2034 (8)	117,627	119,527

Synchrony Credit Card Master Note Trust
2.37%, 03/15/2023	4,950,000	4,898,632
Towd Point Mortgage Trust 2017-2
2.75%, 04/25/2057 (2)(3)	7,041,365	6,925,934
Towd Point Mortgage Trust 2017-6
2.75%, 10/25/2057 (2)(3)	6,580,520	6,412,920
Towd Point Mortgage Trust 2018-1
3.00%, 01/25/2058 (2)(3)	9,696,711	9,547,720
Toyota Auto Receivables 2017-A Owner Trust
1.42%, 09/16/2019	3,277,376	3,272,477
Toyota Auto Receivables 2018-A Owner Trust
2.52%, 05/15/2023	10,298,000	10,151,312
Tricolor Auto Securitization Trust 2018-1
5.05%, 12/15/2020 (2)(12)	6,588,841	6,581,929
TRINITAS CLO IV Ltd.
4.11% (3 Month LIBOR USD + 1.75%), 04/18/2028 (1)(2)	7,500,000	7,498,155
Upstart Securitization Trust 2017-1
2.64%, 06/20/2024 (2)	2,900,163	2,894,286
USASF Receivables 2017-A LLC
5.75%, 09/15/2030 (2)(12)	2,717,095	2,703,787
Verizon Owner Trust 2016-1
1.42%, 01/20/2021 (2)	375,000	372,667
Verizon Owner Trust 2017-2
1.92%, 12/20/2021 (2)	6,485,000	6,393,424
Verizon Owner Trust 2017-3
2.06%, 04/20/2022 (2)	5,612,000	5,516,140
VM DEBT LLC
6.50%, 10/02/2024 (2)(12)	4,640,000	4,640,000
Volkswagen Auto Loan Enhanced Trust 2018-1
3.15%, 07/22/2024	6,062,000	6,061,933
Volt LIV LLC
3.50%, 02/25/2047 (8)(2)	392,255	392,213
Volt LIX LLC
3.25%, 05/25/2047 (8)(2)	1,077,466	1,069,547
Volt LV LLC
3.50%, 03/25/2047 (8)(2)	2,933,920	2,923,899
Volt LVI LLC
3.50%, 03/25/2047 (8)(2)	5,202,377	5,190,235
Volt LVII LLC
3.38%, 04/25/2047 (8)(2)	2,508,124	2,500,827

Volt LVIII LLC
3.38%, 05/28/2047 (8)(2)	955,852	954,255
Volt LX LLC
3.25%, 06/25/2047 (8)(2)	1,800,289	1,790,245
Volt LXI LLC
3.13%, 06/25/2047 (8)(2)	5,436,676	5,398,756
VOLT LXIV LLC
3.38%, 10/25/2047 (8)(2)	8,140,738	8,103,351
VOLT LXVI
4.34%, 05/25/2048 (8)(2)	5,109,126	5,106,973
VOLT TR 2018-FT1
3.26%, 03/29/2021 (12)	5,370,860	5,305,910
VOLT XL LLC
4.38%, 11/27/2045 (8)(2)	427,190	430,545
Volt XXXVIII LLC
3.88%, 09/25/2045 (8)(2)	443,803	443,695
Voya CLO 2015-1 Ltd.
3.26% (3 Month LIBOR USD + 0.90%, 0.90% Floor), 01/18/2029 (1)(2)	6,000,000	5,988,762
Westgate Resorts 2015-1 LLC
2.75%, 05/20/2027 (2)	117,538	117,041
Westgate Resorts 2017-1 LLC
3.05%, 12/20/2030 (2)	1,521,000	1,506,382
4.05%, 12/20/2030 (2)	2,707,049	2,679,323
Westlake Automobile Receivables Trust 2015-3
4.40%, 05/17/2021 (2)	1,000,000	1,003,683
Westlake Automobile Receivables Trust 2016-2
4.10%, 06/15/2021 (2)	300,000	302,635
Westlake Automobile Receivables Trust 2016-3
2.46%, 01/18/2022 (2)	1,873,000	1,865,175
Westlake Automobile Receivables Trust 2017-1
2.70%, 10/17/2022 (2)	1,195,000	1,189,959
3.46%, 10/17/2022 (2)	1,202,000	1,202,019
Westlake Automobile Receivables Trust 2017-2
2.59%, 12/15/2022 (2)	772,000	763,826
World Omni Auto Receivables Trust 2015-A
1.34%, 05/15/2020	61,293	61,214
Zais CLO 8 Ltd.
3.08% (3 Month LIBOR USD + 0.95%), 04/15/2029 (1)(2)	40,000,000	39,701,800

Zais Ltd.
3.64% (3 Month LIBOR USD + 1.29%), 04/15/2030 (1)(2)	9,600,000	9,647,539

Total Asset-Backed Obligations		$1,881,347,147

Corporate Bonds - 30.14%
Basic Materials - 1.14%
Air Liquide Finance SA
2.25%, 09/27/2023 (2)	$550,000	$516,536
Albemarle Corp.
5.45%, 12/01/2044	600,000	638,181
Anglo American Capital Plc
3.63%, 09/11/2024 (2)	630,000	596,240
4.00%, 09/11/2027 (2)	1,020,000	949,283
4.50%, 03/15/2028 (2)	8,545,000	8,244,179
Barrick Gold Corp.
6.45%, 10/15/2035	203,000	241,547
Barrick North America Finance LLC
5.75%, 05/01/2043	4,480,000	4,990,298
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/2039	1,150,000	1,282,805
BHP Billiton Finance USA Ltd.
6.25% (5 Year Swap Rate USD + 4.97%), 10/19/2075 (1)(2)	985,000	1,029,633
CF Industries, Inc.
5.38%, 03/15/2044	2,040,000	1,800,300
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP
3.40%, 12/01/2026 (2)	530,000	517,217
3.70%, 06/01/2028 (2)	1,200,000	1,184,884
Dow Chemical Co.
8.55%, 05/15/2019	12,263,000	12,852,688
4.13%, 11/15/2021	470,000	479,077
3.00%, 11/15/2022	918,000	893,709
4.25%, 10/01/2034	339,000	325,660
Eastman Chemical Co.
2.70%, 01/15/2020	7,390,000	7,345,581
4.50%, 01/15/2021	352,000	360,086
4.65%, 10/15/2044	2,575,000	2,522,041
EI du Pont de Nemours & Co.
5.60%, 12/15/2036	155,000	178,589
4.90%, 01/15/2041	161,000	167,458

FMC Corp.
3.95%, 02/01/2022	1,725,000	1,731,437
Freeport-McMoRan, Inc.
3.55%, 03/01/2022	5,025,000	4,773,750
Georgia-Pacific LLC
5.40%, 11/01/2020 (2)	3,160,000	3,310,105
3.73%, 07/15/2023 (2)	5,380,000	5,402,346
Glencore Finance Canada Ltd.
4.25%, 10/25/2022 (2)	5,000,000	5,056,450
Glencore Funding LLC
2.50%, 01/15/2019 (2)	537,000	534,035
4.13%, 05/30/2023 (2)	54,000	53,882
4.63%, 04/29/2024 (2)	1,500,000	1,508,122
4.00%, 03/27/2027 (2)	6,300,000	5,944,568
3.88%, 10/27/2027 (2)	875,000	808,561
Goldcorp, Inc.
3.63%, 06/09/2021	1,810,000	1,807,189
International Paper Co.
3.00%, 02/15/2027	4,714,000	4,265,564
5.00%, 09/15/2035	2,265,000	2,287,165
8.70%, 06/15/2038	350,000	488,067
7.30%, 11/15/2039	500,000	639,188
6.00%, 11/15/2041	3,150,000	3,475,644
5.15%, 05/15/2046	1,085,000	1,103,114
LYB International Finance BV
5.25%, 07/15/2043	760,000	788,300
4.88%, 03/15/2044	1,805,000	1,796,388
LyondellBasell Industries NV
5.00%, 04/15/2019	1,854,000	1,872,343
5.75%, 04/15/2024	2,550,000	2,762,756
4.63%, 02/26/2055	905,000	835,924
Mexichem SAB de CV
4.88%, 09/19/2022 (2)	3,425,000	3,471,238
Monsanto Co.
4.70%, 07/15/2064	91,000	79,694
Mosaic Co.
4.25%, 11/15/2023	8,533,000	8,580,288
5.45%, 11/15/2033	814,000	822,552
4.88%, 11/15/2041	52,000	47,186
5.63%, 11/15/2043	4,820,000	4,851,898

Nucor Corp.
4.00%, 08/01/2023	176,000	178,980
6.40%, 12/01/2037	800,000	1,005,764
Nutrien Ltd.
6.50%, 05/15/2019	392,000	403,621
3.15%, 10/01/2022	875,000	850,857
3.38%, 03/15/2025	430,000	404,614
3.00%, 04/01/2025	800,000	737,838
4.13%, 03/15/2035	1,960,000	1,815,779
6.13%, 01/15/2041	2,850,000	3,280,916
5.25%, 01/15/2045	1,900,000	1,965,054
Rio Tinto Alcan, Inc.
5.75%, 06/01/2035	54,000	63,355
Rio Tinto Finance USA Ltd.
3.75%, 06/15/2025	1,310,000	1,317,235
Samarco Mineracao SA
5.75%, 10/24/2023 (2)(9)	537,000	392,010
Sherwin-Williams Co.
3.13%, 06/01/2024	401,000	382,850
Solvay Finance America LLC
3.40%, 12/03/2020 (2)	4,000,000	4,012,885
4.45%, 12/03/2025 (2)	7,000,000	7,139,468
Southern Copper Co.
5.25%, 11/08/2042	1,000,000	989,043
5.88%, 04/23/2045	2,000,000	2,126,737
Syngenta Finance NV
3.70%, 04/24/2020 (2)	5,765,000	5,743,858
3.93%, 04/23/2021 (2)	7,524,000	7,504,381
Union Carbide Co.
7.50%, 06/01/2025	624,000	731,784
7.75%, 10/01/2096	681,000	871,958
Vale Canada Ltd.
7.20%, 09/15/2032	850,000	922,250
Vale Overseas Ltd.
4.38%, 01/11/2022	5,000,000	5,059,950
6.25%, 08/10/2026	5,237,000	5,671,671
8.25%, 01/17/2034	4,471,000	5,577,572
6.88%, 11/21/2036	1,417,000	1,590,866
6.88%, 11/10/2039	2,107,000	2,386,178

Westlake Chemical Corp.
4.38%, 11/15/2047	593,000	546,027

		179,887,247

Communications - 2.08%
21st Century Fox America, Inc.
8.88%, 04/26/2023	108,000	130,045
9.50%, 07/15/2024	175,000	225,167
3.70%, 10/15/2025	380,000	372,033
7.30%, 04/30/2028	454,000	548,763
7.63%, 11/30/2028	310,000	384,602
6.20%, 12/15/2034	150,000	177,082
6.40%, 12/15/2035	3,657,000	4,384,225
6.65%, 11/15/2037	310,000	384,558
6.90%, 08/15/2039	155,000	197,220
6.15%, 02/15/2041	350,000	417,957
Alibaba Group Holding Ltd.
4.00%, 12/06/2037	391,000	363,096
Amazon.com, Inc.
2.80%, 08/22/2024	1,882,000	1,794,299
4.80%, 12/05/2034	854,000	935,747
3.88%, 08/22/2037	1,700,000	1,658,246
4.25%, 08/22/2057	2,080,000	2,048,950
America Movil SAB de CV
5.00%, 10/16/2019	3,500,000	3,579,662
5.00%, 03/30/2020	7,300,000	7,501,365
3.13%, 07/16/2022	374,000	367,468
6.13%, 03/30/2040	283,000	331,149
AT&T, Inc.
5.80%, 02/15/2019	273,000	277,688
3.90%, 03/11/2024	3,750,000	3,694,885
3.95%, 01/15/2025	811,000	792,955
3.40%, 05/15/2025	17,696,000	16,642,417
4.13%, 02/17/2026	1,365,000	1,334,248
4.30%, 02/15/2030 (2)	3,227,000	3,051,169
4.50%, 05/15/2035	6,175,000	5,708,136
5.25%, 03/01/2037	6,400,000	6,305,138
4.90%, 08/15/2037 (2)	4,694,000	4,451,527
6.00%, 08/15/2040	2,106,000	2,194,507
5.35%, 09/01/2040	1,543,000	1,504,906

6.38%, 03/01/2041	6,704,000	7,304,175
5.15%, 03/15/2042	866,000	819,724
4.30%, 12/15/2042	444,000	377,059
4.80%, 06/15/2044	915,000	829,638
4.35%, 06/15/2045	511,000	433,054
5.15%, 11/15/2046 (2)	5,722,000	5,386,600
Bell Canada, Inc.
4.46%, 04/01/2048	4,000,000	3,908,880
Booking Holdings, Inc.
2.75%, 03/15/2023	857,000	826,546
3.55%, 03/15/2028	1,500,000	1,427,168
British Telecommunications Plc
2.35%, 02/14/2019	220,000	219,366
9.63%, 12/15/2030	721,000	1,030,085
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.00%, 01/15/2022	3,000,000	2,917,239
3.63%, 01/15/2024	1,988,000	1,923,668
3.13%, 01/15/2025	7,000,000	6,492,456
3.88%, 01/15/2027	1,200,000	1,134,616
CBS Co.
3.70%, 08/15/2024	848,000	824,491
4.00%, 01/15/2026	1,000,000	969,489
3.38%, 02/15/2028	4,022,000	3,579,057
3.70%, 06/01/2028 (2)	870,000	809,466
5.90%, 10/15/2040	67,000	73,530
4.85%, 07/01/2042	77,000	73,329
4.90%, 08/15/2044	315,000	303,345
Centel Capital Co.
9.00%, 10/15/2019	464,000	489,520
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%, 07/23/2025	13,261,000	13,388,219
6.38%, 10/23/2035	1,461,000	1,525,934
5.38%, 04/01/2038	620,000	585,323
5.38%, 05/01/2047	6,369,000	5,779,519
6.83%, 10/23/2055	1,745,000	1,869,465
Cisco Systems, Inc.
3.00%, 06/15/2022	889,000	885,196
3.63%, 03/04/2024	550,000	555,966
2.95%, 02/28/2026	467,000	448,578
5.90%, 02/15/2039	4,466,000	5,521,731
5.50%, 01/15/2040	481,000	571,590

Comcast Cable Holdings LLC
10.13%, 04/15/2022	186,000	228,520
Comcast Corp.
3.60%, 03/01/2024	542,000	533,429
3.15%, 02/15/2028	1,500,000	1,386,323
3.55%, 05/01/2028	6,679,000	6,375,954
4.25%, 01/15/2033	3,095,000	3,020,799
4.20%, 08/15/2034	555,000	529,672
6.50%, 11/15/2035	2,370,000	2,816,162
3.90%, 03/01/2038	455,000	414,213
3.97%, 11/01/2047	154,000	135,537
4.00%, 11/01/2049	638,000	563,467
4.05%, 11/01/2052	1,211,000	1,055,332
Cox Communications, Inc.
3.25%, 12/15/2022 (2)	348,000	337,925
3.85%, 02/01/2025 (2)	1,250,000	1,224,148
3.35%, 09/15/2026 (2)	1,119,000	1,034,195
4.80%, 02/01/2035 (2)	7,150,000	6,580,306
8.38%, 03/01/2039 (2)	1,500,000	1,982,584
4.60%, 08/15/2047 (2)	2,708,000	2,472,704
Crown Castle Towers LLC
3.22%, 05/15/2022 (2)	589,000	577,897
Deutsche Telekom International Finance BV
6.00%, 07/08/2019	209,000	215,309
2.23%, 01/17/2020 (2)	4,602,000	4,536,601
3.60%, 01/19/2027 (2)	508,000	478,862
8.75%, 06/15/2030	49,000	64,909
4.88%, 03/06/2042 (2)	240,000	234,048
Discovery Communications LLC
4.38%, 06/15/2021	752,000	768,616
3.95%, 03/20/2028	631,000	597,329
5.00%, 09/20/2037	1,085,000	1,044,039
6.35%, 06/01/2040	1,161,000	1,272,366
5.20%, 09/20/2047	1,425,000	1,381,118
eBay, Inc.
2.60%, 07/15/2022	2,356,000	2,249,036
4.00%, 07/15/2042	213,000	185,075

Grupo Televisa SAB de CV
5.00%, 05/13/2045	860,000	755,519
6.13%, 01/31/2046	382,000	394,154
GTP Acquisition Partners I LLC
2.35%, 06/15/2020 (2)	271,000	265,912
3.48%, 06/16/2025 (2)	314,000	306,221
NBCUniversal Media LLC
4.38%, 04/01/2021	700,000	718,298
5.95%, 04/01/2041	527,000	593,132
4.45%, 01/15/2043	15,000	14,169
Orange SA
2.75%, 02/06/2019	3,000,000	2,997,988
Qwest Co.
6.75%, 12/01/2021	3,866,000	4,113,474
Rogers Communications, Inc.
3.63%, 12/15/2025	4,350,000	4,252,176
8.75%, 05/01/2032	258,000	350,054
SK Telecom Co. Ltd.
6.63%, 07/20/2027 (2)	361,000	429,503
Sky Plc
3.75%, 09/16/2024 (2)	287,000	285,222
Sprint Capital Co.
6.90%, 05/01/2019	301,000	307,080
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
3.36%, 09/20/2021 (2)	2,385,500	2,358,663
TCI Communications, Inc.
7.13%, 02/15/2028	138,000	167,287
Telecom Italia Capital SA
7.18%, 06/18/2019	215,000	221,117
7.20%, 07/18/2036	1,644,000	1,703,019
Telefonica Emisiones SAU
5.13%, 04/27/2020	500,000	515,794
5.46%, 02/16/2021	233,000	243,833
4.10%, 03/08/2027	5,417,000	5,236,806
4.67%, 03/06/2038	1,175,000	1,098,342
4.90%, 03/06/2048	1,075,000	990,118
Tencent Holdings Ltd.
2.88%, 02/11/2020 (2)	4,517,000	4,495,929
2.99%, 01/19/2023 (2)	4,058,000	3,944,278
3.60%, 01/19/2028 (2)	2,010,000	1,900,742

Thomson Reuters Co.
4.70%, 10/15/2019	222,000	225,903
3.85%, 09/29/2024	342,000	336,743
4.50%, 05/23/2043	312,000	290,420
Time Warner Cable LLC
6.75%, 07/01/2018	5,490,000	5,490,000
8.75%, 02/14/2019	184,000	190,141
4.13%, 02/15/2021	222,000	223,117
6.55%, 05/01/2037	375,000	397,597
7.30%, 07/01/2038	1,023,000	1,158,917
6.75%, 06/15/2039	539,000	574,278
5.88%, 11/15/2040	475,000	464,402
5.50%, 09/01/2041	6,815,000	6,336,281
Time Warner Entertainment Co. LP
8.38%, 07/15/2033	879,000	1,084,744
Verizon Communications, Inc.
3.45%, 03/15/2021	535,000	538,370
4.13%, 03/16/2027	4,800,000	4,731,487
4.33%, 09/21/2028 (2)	8,774,000	8,695,639
4.50%, 08/10/2033	7,079,000	6,858,412
4.40%, 11/01/2034	4,843,000	4,514,085
4.27%, 01/15/2036	9,280,000	8,555,478
5.25%, 03/16/2037	4,510,000	4,628,904
4.81%, 03/15/2039	13,093,000	12,651,909
5.01%, 08/21/2054	448,000	420,616
Viacom, Inc.
3.88%, 04/01/2024	630,000	609,287
6.88%, 04/30/2036	750,000	809,944
4.38%, 03/15/2043	1,370,000	1,137,321
Vodafone Group Plc
2.95%, 02/19/2023	78,000	75,238
3.75%, 01/16/2024	5,721,000	5,669,949
4.13%, 05/30/2025	945,000	940,085
4.38%, 05/30/2028	5,769,000	5,693,967
5.00%, 05/30/2038	1,697,000	1,675,546
5.25%, 05/30/2048	2,305,000	2,299,630
Walt Disney Co.
3.00%, 02/13/2026	1,000,000	951,379
1.85%, 07/30/2026	259,000	225,904
2.95%, 06/15/2027	700,000	663,060
3.00%, 07/30/2046	160,000	125,659

Warner Media LLC
4.75%, 03/29/2021	585,000	603,509
3.55%, 06/01/2024	2,300,000	2,216,865
3.60%, 07/15/2025	2,670,000	2,537,904
2.95%, 07/15/2026	2,000,000	1,797,295
3.80%, 02/15/2027	2,850,000	2,694,750
5.38%, 10/15/2041	181,000	177,152
4.65%, 06/01/2044	2,145,000	1,902,420

		329,172,844

Consumer, Cyclical - 2.32%
Air Canada 2013-1 Class A Pass Through Trust
4.13%, 05/15/2025 (2)	1,785,159	1,789,264
Air Canada 2015-1 Class A Pass Through Trust
3.60%, 03/15/2027 (2)	799,083	773,273
Air Canada 2017-1 Class A Pass Through Trust
3.55%, 01/15/2030 (2)	1,253,000	1,200,816
Air Canada 2017-1 Class AA Pass Through Trust
3.30%, 01/15/2030 (2)	1,686,000	1,620,557
Alimentation Couche-Tard, Inc.
2.70%, 07/26/2022 (2)	7,450,000	7,158,291
American Airlines 2011-1 Class A Pass Through Trust
5.25%, 01/31/2021	81,363	84,081
American Airlines 2013-1 Class A Pass Through Trust
4.00%, 07/15/2025	1,162,849	1,159,721
American Airlines 2013-2 Class A Pass Through Trust
4.95%, 01/15/2023	3,589,931	3,699,962
American Airlines 2014-1 Class A Pass Through Trust
3.70%, 10/01/2026	402,003	392,456
American Airlines 2015-1 Class A Pass Through Trust
3.38%, 05/01/2027	2,555,793	2,465,190
American Airlines 2016-2 Class A Pass Through Trust
3.65%, 06/15/2028	224,968	218,345
American Airlines 2016-2 Class AA Pass Through Trust
3.20%, 06/15/2028	1,401,440	1,328,033
American Airlines 2016-3 Class AA Pass Through Trust
3.00%, 10/15/2028	2,640,367	2,479,325

American Airlines 2017-1 Class AA Pass Through Trust
3.65%, 02/15/2029	2,236,247	2,175,063
American Honda Finance Corp.
2.13%, 10/10/2018	352,000	351,692
2.25%, 08/15/2019	739,000	734,765
2.90%, 02/16/2024	300,000	290,921
2.30%, 09/09/2026	185,000	168,005
Arrow Electronics, Inc.
4.50%, 03/01/2023	183,000	185,895
BMW U.S. Capital LLC
3.10%, 04/12/2021 (2)	10,293,000	10,228,772
BMW US Capital LLC
2.75% (3 Month LIBOR USD + 0.41%), 04/12/2021 (1)(2)	1,675,000	1,680,663
3.45%, 04/12/2023 (2)	2,323,000	2,297,856
2.25%, 09/15/2023 (2)	894,000	832,922
British Airways 2018-1 Class A Pass Through Trust
4.13%, 09/20/2031 (2)	2,719,000	2,681,831
British Airways 2018-1 Class AA Pass Through Trust
3.80%, 09/20/2031 (2)	1,288,000	1,288,000
CK Hutchison International 16 Ltd.
1.88%, 10/03/2021 (2)	402,000	381,945
2.75%, 10/03/2026 (2)	600,000	548,310
Continental Airlines 1999-2 Class A-1 Pass Through Trust
7.26%, 03/15/2020	15,591	16,059
Continental Airlines 2007-1 Class A Pass Through Trust
5.98%, 04/19/2022	5,294,527	5,605,316
Continental Airlines 2012-1 Class A Pass Through Trust
4.15%, 04/11/2024	301,563	304,473
Continental Airlines 2012-2 Class A Pass Through Trust
4.00%, 10/29/2024	4,843,144	4,862,274
CVS Health Corp.
3.50%, 07/20/2022	3,000,000	2,975,860
3.70%, 03/09/2023	14,236,000	14,091,076
4.00%, 12/05/2023	6,401,000	6,425,348
4.10%, 03/25/2025	5,696,000	5,664,788
4.30%, 03/25/2028	1,693,000	1,669,331
4.88%, 07/20/2035	500,000	502,083
4.78%, 03/25/2038	6,250,000	6,177,867
5.30%, 12/05/2043	3,260,000	3,404,085
5.13%, 07/20/2045	4,430,000	4,485,461
5.05%, 03/25/2048	10,769,000	10,876,654

CVS Pass-Through Trust
5.77%, 01/10/2033 (2)	837,218	892,584
5.93%, 01/10/2034 (2)	617,056	663,493
CVS Pass-Through Trust Series 2014
4.16%, 08/11/2036 (2)	2,790,539	2,646,826
Daimler Finance North America LLC
2.38%, 08/01/2018 (2)	195,000	194,948
2.00%, 08/03/2018 (2)	300,000	299,848
2.25%, 07/31/2019 (2)	3,250,000	3,224,167
2.25%, 03/02/2020 (2)	3,575,000	3,516,155
3.10%, 05/04/2020 (2)	2,350,000	2,345,154
2.88%, 03/10/2021 (2)	700,000	688,616
3.35%, 05/04/2021 (2)	3,970,000	3,953,200
3.35%, 02/22/2023 (2)	1,000,000	982,424
3.30%, 05/19/2025 (2)	1,490,000	1,438,745
3.45%, 01/06/2027 (2)	1,750,000	1,658,508
8.50%, 01/18/2031	155,000	218,100
Delta Air Lines 2007-1 Class A Pass Through Trust
6.82%, 08/10/2022	3,151,701	3,434,724
Delta Air Lines 2010-2 Class A Pass Through Trust
4.95%, 05/23/2019	147,293	148,663
Delta Air Lines 2011-1 Class A Pass Through Trust
5.30%, 04/15/2019	63,980	64,895
Delta Air Lines 2012-1 Class A Pass Through Trust
4.75%, 05/07/2020	196,401	199,799
Delta Air Lines, Inc.
2.88%, 03/13/2020	8,200,000	8,145,711
Dollar General Corp.
4.13%, 05/01/2028	835,000	818,385
Ford Motor Co.
7.45%, 07/16/2031	3,400,000	3,995,136
4.75%, 01/15/2043	7,640,000	6,598,714
5.29%, 12/08/2046	1,510,000	1,400,668
Ford Motor Credit Co. LLC
2.55%, 10/05/2018	1,500,000	1,499,058
2.38%, 03/12/2019	819,000	815,824
2.60%, 11/04/2019	1,000,000	992,181

3.16%, 08/04/2020	1,000,000	993,810
2.34%, 11/02/2020	10,563,000	10,285,510
3.34%, 03/18/2021	5,121,000	5,074,450
5.88%, 08/02/2021	4,300,000	4,558,157
3.34%, 03/28/2022	5,500,000	5,381,695
4.25%, 09/20/2022	3,800,000	3,830,628
3.81%, 01/09/2024	1,122,000	1,088,694
4.13%, 08/04/2025	265,000	258,346
3.82%, 11/02/2027	1,900,000	1,757,785
General Motors Co.
4.00%, 04/01/2025	8,070,000	7,829,416
6.60%, 04/01/2036	2,921,000	3,159,783
5.15%, 04/01/2038	500,000	475,860
General Motors Financial Co., Inc.
2.65%, 04/13/2020	1,300,000	1,284,380
2.45%, 11/06/2020	5,032,000	4,913,094
3.19% (3 Month LIBOR USD + 0.85%), 04/09/2021 (1)	3,590,000	3,608,674
3.55%, 04/09/2021	2,725,000	2,716,571
4.38%, 09/25/2021	5,000,000	5,095,905
3.45%, 01/14/2022	6,500,000	6,406,660
3.45%, 04/10/2022	6,502,000	6,388,103
3.70%, 05/09/2023	5,249,000	5,155,253
3.95%, 04/13/2024	2,250,000	2,201,001
3.50%, 11/07/2024	1,230,000	1,170,743
4.00%, 01/15/2025	1,140,000	1,107,954
4.35%, 04/09/2025	1,355,000	1,335,053
4.30%, 07/13/2025	580,000	568,801
Hasbro, Inc.
3.50%, 09/15/2027	933,000	862,747
Home Depot, Inc.
2.63%, 06/01/2022	494,000	484,372
2.13%, 09/15/2026	446,000	397,648
2.80%, 09/14/2027	600,000	557,030
5.88%, 12/16/2036	4,856,000	5,893,410
4.20%, 04/01/2043	655,000	656,635
4.40%, 03/15/2045	268,000	273,798
Hyundai Capital America
2.40%, 10/30/2018 (2)	2,717,000	2,713,002
2.00%, 07/01/2019 (2)	301,000	297,081

2.75%, 09/18/2020 (2)	4,000,000	3,933,352
3.45%, 03/12/2021 (2)	4,170,000	4,136,987
3.10%, 04/05/2022 (2)	2,500,000	2,438,850
4.13%, 06/08/2023 (2)	11,032,000	10,971,361
Hyundai Capital Services, Inc.
3.00%, 03/06/2022 (2)	3,725,000	3,598,332
Lowe’s Cos, Inc.
3.38%, 09/15/2025	477,000	466,930
4.65%, 04/15/2042	449,000	465,144
Magna International, Inc.
3.63%, 06/15/2024	1,658,000	1,653,310
Marriott International, Inc./MD
3.00%, 03/01/2019	7,250,000	7,250,903
McDonald’s Corp.
4.70%, 12/09/2035	591,000	615,511
6.30%, 10/15/2037	679,000	830,799
4.45%, 03/01/2047	360,000	357,192
Newell Brands, Inc.
4.20%, 04/01/2026	1,000,000	965,739
5.38%, 04/01/2036	800,000	795,772
Newell Rubbermaid, Inc.
5.50%, 04/01/2046	5,720,000	5,571,216
Nissan Motor Acceptance Co.
2.65%, 09/26/2018 (2)	500,000	500,079
1.90%, 09/14/2021 (2)	314,000	298,799
2.60%, 09/28/2022 (2)	900,000	864,018
Nordstrom, Inc.
4.00%, 10/15/2021	398,000	401,129
O’Reilly Automotive, Inc.
3.55%, 03/15/2026	500,000	475,485
3.60%, 09/01/2027	802,000	757,461
Spirit Airlines Pass Through Trust 2017-1AA
3.38%, 02/15/2030	980,000	959,275
Starbucks Co.
4.30%, 06/15/2045	604,000	577,815
Target Co.
3.50%, 07/01/2024	355,000	356,298
Toyota Motor Credit Co.
1.55%, 10/18/2019	2,859,000	2,818,947
2.80%, 07/13/2022	640,000	628,141
2.70%, 01/11/2023	600,000	584,081

United Airlines 2013-1 Class A Pass Through Trust
4.30%, 08/15/2025	661,924	674,567
United Airlines 2014-1 Class A Pass Through Trust
4.00%, 04/11/2026	1,249,360	1,252,483
United Airlines 2016-1 Class A Pass Through Trust
3.45%, 07/07/2028	858,732	828,442
United Airlines 2016-1 Class AA Pass Through Trust
3.10%, 07/07/2028	7,779,177	7,363,835
United Airlines 2016-1 Class B Pass Through Trust
3.65%, 01/07/2026	492,000	478,717
United Airlines 2016-2 Class AA Pass Through Trust
2.88%, 10/07/2028	1,752,424	1,622,044
United Airlines 2018-1 Class A Pass Through Trust
3.70%, 03/01/2030	1,355,000	1,322,176
United Airlines 2018-1 Class AA Pass Through Trust
3.50%, 03/01/2030	2,528,000	2,454,054
United Airlines 2018-1 Class B Pass Through Trust
4.60%, 03/01/2026	587,000	589,739
Walgreen Co.
4.40%, 09/15/2042	400,000	353,982
Walgreens Boots Alliance, Inc.
3.30%, 11/18/2021	3,681,000	3,658,015
3.80%, 11/18/2024	670,000	657,764
4.50%, 11/18/2034	6,402,000	6,045,919
Walmart, Inc.
3.40%, 06/26/2023	2,927,000	2,947,769
3.30%, 04/22/2024	3,820,000	3,801,523
3.70%, 06/26/2028	7,323,000	7,371,176
4.05%, 06/29/2048	6,440,000	6,444,416
WW Grainger, Inc.
4.60%, 06/15/2045	973,000	1,001,104

		367,035,855

Consumer, Non-cyclical - 3.34%
Abbott Laboratories
2.90%, 11/30/2021	17,495,000	17,223,128
3.88%, 09/15/2025	748,000	745,368
4.75%, 11/30/2036	10,000,000	10,542,255

AbbVie, Inc.
2.00%, 11/06/2018	866,000	863,444
2.50%, 05/14/2020	4,438,000	4,382,999
3.20%, 11/06/2022	400,000	393,283
2.85%, 05/14/2023	4,900,000	4,717,539
3.60%, 05/14/2025	13,071,000	12,655,553
4.50%, 05/14/2035	2,000,000	1,959,958
Aetna, Inc.
2.80%, 06/15/2023	419,000	399,442
6.75%, 12/15/2037	341,000	431,092
4.50%, 05/15/2042	205,000	200,897
4.75%, 03/15/2044	1,800,000	1,801,930
Ahold Finance USA LLC
6.88%, 05/01/2029	3,280,000	3,847,249
Allergan Funding SCS
3.45%, 03/15/2022	1,238,000	1,217,855
3.85%, 06/15/2024	1,198,000	1,175,959
3.80%, 03/15/2025	4,115,000	3,994,679
4.55%, 03/15/2035	5,425,000	5,144,035
4.85%, 06/15/2044	545,000	525,166
Allergan Sales LLC
5.00%, 12/15/2021 (2)	3,500,000	3,620,968
Allergan, Inc./U.S.
3.38%, 09/15/2020	539,000	539,822
2.80%, 03/15/2023	971,000	916,506
AmerisourceBergen Corp.
4.30%, 12/15/2047	1,080,000	955,186
Amgen, Inc.
5.70%, 02/01/2019	204,000	207,350
2.70%, 05/01/2022	5,600,000	5,437,954
3.63%, 05/15/2022	845,000	849,789
3.13%, 05/01/2025	525,000	502,268
4.95%, 10/01/2041	464,000	475,261
4.66%, 06/15/2051	3,379,000	3,338,250
Anheuser-Busch InBev Finance, Inc.
2.63%, 01/17/2023	160,000	154,139
3.30%, 02/01/2023	5,742,000	5,692,145
3.65%, 02/01/2026	7,200,000	7,050,872
4.70%, 02/01/2036	8,482,000	8,591,165
4.00%, 01/17/2043	810,000	735,213

Anheuser-Busch InBev Worldwide, Inc.
2.20%, 08/01/2018	5,080,000	5,078,095
4.00%, 04/13/2028	1,240,000	1,236,621
4.38%, 04/15/2038	2,240,000	2,173,134
4.95%, 01/15/2042	2,735,000	2,836,471
4.60%, 04/15/2048	590,000	578,502
4.75%, 04/15/2058	1,345,000	1,312,561
Anthem, Inc.
2.30%, 07/15/2018	289,000	288,963
3.13%, 05/15/2022	484,000	476,652
3.30%, 01/15/2023	271,000	266,324
3.50%, 08/15/2024	694,000	676,049
4.10%, 03/01/2028	920,000	901,582
4.63%, 05/15/2042	400,000	387,449
4.65%, 01/15/2043	391,000	377,873
5.10%, 01/15/2044	1,881,000	1,939,525
4.65%, 08/15/2044	395,000	384,995
4.38%, 12/01/2047	4,500,000	4,172,127
BAT Capital Corp.
2.30%, 08/14/2020 (2)	5,434,000	5,316,582
3.22%, 08/15/2024 (2)	7,145,000	6,765,138
4.39%, 08/15/2037 (2)	822,000	770,649
Baxalta, Inc.
3.60%, 06/23/2022	367,000	363,126
5.25%, 06/23/2045	167,000	172,186
Bayer US Finance LLC
2.97% (3 Month LIBOR USD + 0.63%), 06/25/2021 (1)(2)	4,135,000	4,143,187
3.50%, 06/25/2021 (2)	8,694,000	8,710,634
3.38%, 10/08/2024 (2)	471,000	453,679
Baylor Scott & White Holdings
4.19%, 11/15/2045	1,800,000	1,828,973
3.97%, 11/15/2046	3,700,000	3,624,642
Becton Dickinson and Co.
3.73%, 12/15/2024	1,972,000	1,925,188
Bunge Ltd. Finance Corp.
8.50%, 06/15/2019	7,456,000	7,831,771
3.50%, 11/24/2020	283,000	282,864

Campbell Soup Co.
3.95%, 03/15/2025	1,360,000	1,311,067
Cardinal Health, Inc.
4.63%, 12/15/2020	1,805,000	1,854,132
4.90%, 09/15/2045	315,000	301,301
Cargill, Inc.
3.25%, 03/01/2023 (2)	345,000	342,522
3.30%, 03/01/2022 (2)	800,000	800,468
Celgene Corp.
3.25%, 08/15/2022	1,220,000	1,195,605
3.25%, 02/20/2023	4,000,000	3,906,143
4.00%, 08/15/2023	298,000	300,425
3.63%, 05/15/2024	686,000	668,996
5.70%, 10/15/2040	302,000	326,445
4.35%, 11/15/2047	7,167,000	6,327,655
Cigna Co.
3.25%, 04/15/2025	970,000	911,821
Coca-Cola Femsa SAB de CV
2.38%, 11/26/2018	3,906,000	3,900,671
3.88%, 11/26/2023	550,000	550,546
Conagra Brands, Inc.
4.95%, 08/15/2020	40,000	41,191
9.75%, 03/01/2021	1,750,000	2,017,095
7.00%, 10/01/2028	3,250,000	3,845,179
CVS Health Corp.
3.13%, 03/09/2020	5,636,000	5,628,528
CVS Pass-Through Trust
8.35%, 07/10/2031 (2)	938,360	1,133,736
7.51%, 01/10/2032 (2)	944,983	1,107,494
4.70%, 01/10/2036 (2)	959,896	941,850
Danaher Co.
2.40%, 09/15/2020	280,000	276,350
Diageo Investment Co.
8.00%, 09/15/2022	516,000	606,679
DP World Ltd.
6.85%, 07/02/2037 (2)	1,953,000	2,226,420
Dr Pepper Snapple Group, Inc.
3.43%, 06/15/2027	350,000	323,254
4.42%, 12/15/2046	9,350,000	8,547,282

Ecolab, Inc.
2.25%, 01/12/2020	233,000	230,079
3.25%, 01/14/2023	452,000	446,181
3.25%, 12/01/2027	646,000	618,279
5.50%, 12/08/2041	14,000	16,452
ERAC USA Finance LLC
2.80%, 11/01/2018 (2)	4,875,000	4,874,143
4.50%, 08/16/2021 (2)	400,000	409,914
6.70%, 06/01/2034 (2)	508,000	610,006
5.63%, 03/15/2042 (2)	357,000	386,760
4.50%, 02/15/2045 (2)	300,000	282,580
Express Scripts Holding Co.
4.75%, 11/15/2021	4,000,000	4,126,471
3.05%, 11/30/2022	9,105,000	8,774,253
3.00%, 07/15/2023	178,000	168,785
3.50%, 06/15/2024	897,000	861,251
4.50%, 02/25/2026	755,000	749,265
4.80%, 07/15/2046	218,000	207,142
Fomento Economico Mexicano SAB de CV
4.38%, 05/10/2043	526,000	517,089
General Mills, Inc.
3.20%, 04/16/2021	2,674,000	2,659,937
4.00%, 04/17/2025	925,000	912,189
4.20%, 04/17/2028	585,000	572,474
4.55%, 04/17/2038	3,250,000	3,099,280
4.70%, 04/17/2048	2,499,000	2,387,914
Gilead Sciences, Inc.
3.70%, 04/01/2024	4,887,000	4,894,487
3.50%, 02/01/2025	385,000	379,071
3.65%, 03/01/2026	374,000	369,122
4.60%, 09/01/2035	4,558,000	4,688,239
4.00%, 09/01/2036	313,000	300,976
5.65%, 12/01/2041	1,020,000	1,195,336
4.75%, 03/01/2046	4,626,000	4,771,125
GlaxoSmithKline Capital Plc
2.85%, 05/08/2022	320,000	314,497
GlaxoSmithKline Capital, Inc.
6.38%, 05/15/2038	217,000	278,543
Grupo Bimbo SAB de CV
3.88%, 06/27/2024 (2)	5,000,000	4,887,772
4.70%, 11/10/2047 (2)	4,500,000	4,088,070

Hershey Co./The
2.90%, 05/15/2020	2,246,000	2,243,119
3.38%, 05/15/2023	6,034,000	6,053,769
JM Smucker Co./The
3.00%, 03/15/2022	4,750,000	4,651,694
Johnson & Johnson
2.63%, 01/15/2025	1,772,000	1,696,521
4.38%, 12/05/2033	1,225,000	1,314,796
3.40%, 01/15/2038	10,227,000	9,652,345
3.70%, 03/01/2046	840,000	812,934
Kellogg Co.
3.25%, 05/14/2021	5,430,000	5,429,525
3.40%, 11/15/2027	1,200,000	1,121,243
Kimberly-Clark Co.
2.40%, 03/01/2022	140,000	136,027
Kraft Foods Group, Inc.
6.13%, 08/23/2018	531,000	533,708
5.38%, 02/10/2020	138,000	142,712
6.88%, 01/26/2039	749,000	878,672
5.00%, 06/04/2042	505,000	481,789
Kraft Heinz Foods Co.
2.00%, 07/02/2018	2,771,000	2,771,000
2.80%, 07/02/2020	3,775,000	3,744,800
3.00%, 06/01/2026	3,625,000	3,263,269
5.00%, 07/15/2035	2,785,000	2,741,920
4.38%, 06/01/2046	5,760,000	4,979,108
Kroger Co.
6.15%, 01/15/2020	206,000	215,183
7.50%, 04/01/2031	1,000,000	1,236,667
5.40%, 07/15/2040	95,000	97,068
4.45%, 02/01/2047	1,010,000	917,886
4.65%, 01/15/2048	5,860,000	5,528,946
Laboratory Co. of America Holdings
4.63%, 11/15/2020	6,630,000	6,806,314
3.20%, 02/01/2022	1,127,000	1,114,580
Magellan Health, Inc.
4.40%, 09/22/2024	1,917,000	1,875,245

Maple Escrow Subsidiary, Inc.
3.55%, 05/25/2021 (2)	3,945,000	3,948,187
4.06%, 05/25/2023 (2)	4,575,000	4,592,090
4.42%, 05/25/2025 (2)	447,000	449,149
4.99%, 05/25/2038 (2)	646,000	649,684
Massachusetts Institute of Technology
4.68%, 07/01/2114	1,645,000	1,800,537
McCormick & Co., Inc.
3.15%, 08/15/2024	299,000	285,647
3.40%, 08/15/2027	594,000	561,382
Mead Johnson Nutrition Co.
4.13%, 11/15/2025	891,000	907,433
Medtronic, Inc.
3.13%, 03/15/2022	419,000	415,722
3.15%, 03/15/2022	396,000	392,724
3.50%, 03/15/2025	12,461,000	12,326,690
4.38%, 03/15/2035	924,000	955,013
Merck & Co., Inc.
2.80%, 05/18/2023	526,000	514,528
3.70%, 02/10/2045	70,000	66,491
Mondelez International, Inc.
3.00%, 05/07/2020	8,660,000	8,641,163
Mount Sinai Hospitals Group, Inc.
3.98%, 07/01/2048	999,000	960,964
Mylan NV
2.50%, 06/07/2019	2,690,000	2,677,773
3.15%, 06/15/2021	4,415,000	4,364,986
Mylan, Inc.
3.13%, 01/15/2023 (2)	5,000,000	4,799,907
3.95%, 06/15/2026	1,992,000	1,904,133
4.55%, 04/15/2028 (2)	700,000	683,811
5.40%, 11/29/2043	100,000	98,819
New York and Presbyterian Hospital
4.02%, 08/01/2045	125,000	124,926
Novartis Capital Co.
2.40%, 05/17/2022	6,440,000	6,253,638
3.40%, 05/06/2024	922,000	919,577
Orlando Health Obligated Group
4.09%, 10/01/2048	2,605,000	2,584,001

PepsiCo, Inc.
3.00%, 08/25/2021	258,000	258,517
4.88%, 11/01/2040	82,000	91,021
4.60%, 07/17/2045	196,000	212,157
Pfizer, Inc.
5.80%, 08/12/2023	4,000,000	4,460,322
3.00%, 12/15/2026	1,125,000	1,080,300
Philip Morris International, Inc.
2.50%, 11/02/2022	1,300,000	1,246,798
President & Fellows of Harvard College
3.30%, 07/15/2056	5,599,000	5,092,802
Procter & Gamble—Esop
9.36%, 01/01/2021	98,043	105,243
Procter & Gamble Co.
2.70%, 02/02/2026	750,000	711,940
2.85%, 08/11/2027	450,000	426,554
Providence St Joseph Health Obligated Group
2.75%, 10/01/2026	1,200,000	1,119,582
Quest Diagnostics, Inc.
3.50%, 03/30/2025	4,820,000	4,638,227
3.45%, 06/01/2026	223,000	212,007
Reckitt Benckiser Treasury Services Plc
2.38%, 06/24/2022 (2)	1,200,000	1,146,969
Reynolds American, Inc.
4.45%, 06/12/2025	5,000,000	5,025,029
5.70%, 08/15/2035	1,100,000	1,180,335
RR Donnelley & Sons Co.
7.63%, 06/15/2020	107,000	109,675
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/2021	13,135,000	12,573,913
2.88%, 09/23/2023	668,000	628,132
Smithfield Foods, Inc.
3.35%, 02/01/2022 (2)	10,000,000	9,653,855
Stryker Co.
3.50%, 03/15/2026	213,000	206,729
Sysco Corp.
3.55%, 03/15/2025	345,000	338,026
3.75%, 10/01/2025	277,000	273,233
3.25%, 07/15/2027	1,350,000	1,263,927
4.45%, 03/15/2048	200,000	193,166

Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/2023	547,000	472,305
Texas Health Resources
4.33%, 11/15/2055	1,000,000	1,028,266
Thermo Fisher Scientific, Inc.
3.00%, 04/15/2023	227,000	220,637
2.95%, 09/19/2026	476,000	439,580
Tyson Foods, Inc.
2.25%, 08/23/2021	3,600,000	3,460,184
4.50%, 06/15/2022	2,485,000	2,554,026
3.95%, 08/15/2024	1,451,000	1,447,488
4.88%, 08/15/2034	400,000	406,323
Unilever Capital Corp.
3.38%, 03/22/2025	800,000	794,663
UnitedHealth Group, Inc.
1.63%, 03/15/2019	291,000	288,874
3.38%, 11/15/2021	685,000	688,666
2.75%, 02/15/2023	520,000	503,225
2.88%, 03/15/2023	310,000	301,993
3.50%, 06/15/2023	10,878,000	10,886,752
3.10%, 03/15/2026	550,000	523,865
4.63%, 07/15/2035	427,000	448,813
4.38%, 03/15/2042	4,015,000	4,042,272
Verisk Analytics, Inc.
4.00%, 06/15/2025	7,000,000	6,882,555
Wesleyan University
4.78%, 07/01/2116	2,547,000	2,596,889
Western Union Co.
3.60%, 03/15/2022	1,300,000	1,290,729
6.20%, 06/21/2040	300,000	304,559
Wm Wrigley Jr Co.
2.90%, 10/21/2019 (2)	4,960,000	4,947,284
Wyeth LLC
6.45%, 02/01/2024	82,000	94,682
Zimmer Biomet Holdings, Inc.
3.38%, 11/30/2021	3,650,000	3,620,615
3.70%, 03/19/2023	407,000	403,961
3.55%, 04/01/2025	6,000,000	5,709,771

Zoetis, Inc.
3.00%, 09/12/2027	4,685,000	4,331,748

		528,293,797

Diversified - 0.08%
CK Hutchison International 17 II Ltd.
2.25%, 09/29/2020 (2)	3,664,000	3,582,721
2.75%, 03/29/2023 (2)	500,000	478,049
CK Hutchison International 17 Ltd.
2.88%, 04/05/2022 (2)	800,000	779,509
Hutchison Whampoa International 09 Ltd.
7.63%, 04/09/2019 (2)	612,000	633,199
Hutchison Whampoa International 09/19 Ltd.
5.75%, 09/11/2019 (2)	6,175,000	6,368,765
Hutchison Whampoa International 12 II Ltd.
3.25%, 11/08/2022 (2)	450,000	442,816

		12,285,059

Energy - 3.32%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/02/2047 (2)	2,772,000	2,539,152
Alberta Energy Co. Ltd.
7.38%, 11/01/2031	274,000	335,031
Anadarko Finance Co.
7.50%, 05/01/2031	206,000	255,057
Anadarko Holding Co.
7.15%, 05/15/2028	170,000	193,841
Anadarko Petroleum Co.
8.70%, 03/15/2019	664,000	689,822
6.95%, 06/15/2019	11,711,000	12,118,097
4.85%, 03/15/2021	6,574,000	6,764,888
3.45%, 07/15/2024	3,414,000	3,288,546
6.45%, 09/15/2036	7,694,000	8,886,453
0.00%, 10/10/2036	4,000,000	1,691,208
Andeavor
4.50%, 04/01/2048	3,000,000	2,731,782
Andeavor Logistics LP / Tesoro Logistics Finance Corp.
4.25%, 12/01/2027	669,000	643,626
ANR Pipeline Co.
9.63%, 11/01/2021	337,000	407,836
Apache Co.
6.90%, 09/15/2018	258,000	259,836

3.25%, 04/15/2022	99,000	96,508
5.10%, 09/01/2040	600,000	594,030
4.75%, 04/15/2043	416,000	394,705
APT Pipelines Ltd.
4.20%, 03/23/2025 (2)	500,000	496,097
4.25%, 07/15/2027 (2)	1,098,000	1,075,861
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/2027	1,753,000	1,630,567
Baker Hughes, Inc.
5.13%, 09/15/2040	600,000	642,692
BP Capital Markets Plc
2.24%, 05/10/2019	400,000	398,432
1.77%, 09/19/2019	4,846,000	4,785,544
3.25%, 05/06/2022	262,000	261,103
3.81%, 02/10/2024	1,615,000	1,630,861
3.22%, 04/14/2024	2,262,000	2,218,567
3.54%, 11/04/2024	700,000	694,300
3.51%, 03/17/2025	45,000	44,606
3.02%, 01/16/2027	1,052,000	994,520
3.28%, 09/19/2027	1,101,000	1,058,103
Buckeye Partners LP
2.65%, 11/15/2018	2,900,000	2,896,878
4.88%, 02/01/2021	704,000	719,112
3.95%, 12/01/2026	112,000	101,584
5.85%, 11/15/2043	591,000	569,208
Cameron International Co.
3.60%, 04/30/2022	5,900,000	5,829,011
Canadian Natural Resources Ltd.
7.20%, 01/15/2032	41,000	50,541
6.45%, 06/30/2033	1,153,000	1,349,749
5.85%, 02/01/2035	200,000	222,161
6.50%, 02/15/2037	118,000	140,002
6.75%, 02/01/2039	206,000	249,698
Cenovus Energy, Inc.
5.25%, 06/15/2037	5,270,000	5,179,086
6.75%, 11/15/2039	1,168,000	1,281,872
4.45%, 09/15/2042	310,000	264,214
5.40%, 06/15/2047	4,007,000	3,919,925

Chevron Co.
2.36%, 12/05/2022	315,000	301,055
2.57%, 05/16/2023	2,000,000	1,934,715
2.90%, 03/03/2024	1,303,000	1,266,953
CNOOC Finance 2013 Ltd.
3.00%, 05/09/2023	2,200,000	2,121,088
CNOOC Finance 2015 Australia Pty Ltd.
2.63%, 05/05/2020	1,583,000	1,562,442
CNOOC Finance 2015 USA LLC
3.50%, 05/05/2025	670,000	645,641
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/2024	1,165,000	1,178,050
Concho Resources, Inc.
4.30%, 08/15/2028	7,573,000	7,562,863
4.85%, 08/15/2048	1,963,000	1,987,925
ConocoPhillips Co.
4.95%, 03/15/2026	598,000	644,309
Continental Resources, Inc./OK
4.50%, 04/15/2023	6,535,000	6,635,983
4.38%, 01/15/2028	3,664,000	3,632,860
4.90%, 06/01/2044	2,568,000	2,513,170
DCP Midstream Operating LP
9.75%, 03/15/2019 (2)	4,960,000	5,164,600
Devon Energy Corp.
4.00%, 07/15/2021	2,781,000	2,815,931
5.60%, 07/15/2041	1,000,000	1,077,943
Ecopetrol SA
5.88%, 09/18/2023	395,000	418,700
4.13%, 01/16/2025	383,000	371,510
5.38%, 06/26/2026	537,000	550,962
Enable Midstream Partners LP
4.95%, 05/15/2028	615,000	598,304
Enbridge Energy Partners LP
4.38%, 10/15/2020	6,575,000	6,690,786
7.50%, 04/15/2038	1,000,000	1,234,067
Enbridge, Inc.
3.70%, 07/15/2027	538,000	509,621
4.50%, 06/10/2044	500,000	457,905
6.25% (3 Month LIBOR USD + 3.64%), 03/01/2078 (1)	950,000	893,055

Encana Co.
6.50%, 05/15/2019	240,000	246,686
3.90%, 11/15/2021	1,600,000	1,612,715
8.13%, 09/15/2030	400,000	510,695
7.20%, 11/01/2031	500,000	602,961
6.50%, 08/15/2034	268,000	305,449
Energy Transfer Partners LP
9.70%, 03/15/2019	107,000	111,925
3.60%, 02/01/2023	2,269,000	2,216,745
4.90%, 02/01/2024	687,000	696,991
4.05%, 03/15/2025	682,000	658,213
4.75%, 01/15/2026	497,000	492,289
6.63%, 10/15/2036	4,408,000	4,688,610
7.50%, 07/01/2038	1,500,000	1,711,044
6.05%, 06/01/2041	500,000	498,709
6.50%, 02/01/2042	1,240,000	1,275,781
Energy Transfer Partners LP / Regency Energy Finance Corp.
5.88%, 03/01/2022	5,000,000	5,288,000
5.00%, 10/01/2022	6,300,000	6,521,335
Eni SpA
5.70%, 10/01/2040 (2)	557,000	603,424
Eni USA, Inc.
7.30%, 11/15/2027	400,000	481,865
EnLink Midstream Partners LP
2.70%, 04/01/2019	4,608,000	4,563,114
4.15%, 06/01/2025	1,000,000	923,939
Enterprise Products Operating LLC
2.80%, 02/15/2021	1,888,000	1,863,724
3.35%, 03/15/2023	1,017,000	1,001,729
3.90%, 02/15/2024	3,400,000	3,403,275
3.75%, 02/15/2025	515,000	509,827
3.70%, 02/15/2026	304,000	296,950
6.88%, 03/01/2033	1,200,000	1,474,227
6.65%, 10/15/2034	672,000	812,330
5.75%, 03/01/2035	1,075,000	1,156,752
5.95%, 02/01/2041	201,000	226,425
4.85%, 08/15/2042	4,000,000	3,990,345
4.85%, 03/15/2044	199,000	197,950
4.25%, 02/15/2048	6,624,000	6,157,995
4.95%, 10/15/2054	177,000	172,882

EOG Resources, Inc.
6.88%, 10/01/2018	186,000	187,938
4.10%, 02/01/2021	547,000	558,162
2.63%, 03/15/2023	249,000	238,952
EQT Corp.
3.90%, 10/01/2027	805,000	751,193
EQT Midstream Partners LP
4.75%, 07/15/2023	5,000,000	4,990,244
4.00%, 08/01/2024	2,000,000	1,898,226
Equinor ASA
3.15%, 01/23/2022	237,000	237,221
2.45%, 01/17/2023	280,000	270,041
2.65%, 01/15/2024	663,000	635,517
3.25%, 11/10/2024	508,000	500,009
Exxon Mobil Co.
4.11%, 03/01/2046	716,000	728,158
Gazprom OAO Via Gaz Capital SA
6.51%, 03/07/2022 (2)	1,140,000	1,208,970
4.95%, 07/19/2022 (2)	610,000	614,270
Halliburton Co.
3.50%, 08/01/2023	1,032,000	1,027,194
4.85%, 11/15/2035	200,000	206,689
7.45%, 09/15/2039	521,000	688,386
7.60%, 08/15/2096 (2)	258,000	323,556
Helmerich & Payne International Drilling Co.
4.65%, 03/15/2025	4,710,000	4,861,776
Hess Corp.
6.00%, 01/15/2040	480,000	494,224
Husky Energy, Inc.
6.15%, 06/15/2019	119,000	122,344
6.80%, 09/15/2037	2,100,000	2,572,296
KazMunayGas National Co.
3.88%, 04/19/2022 (2)	1,590,000	1,562,970
Kerr-McGee Co.
6.95%, 07/01/2024	127,000	144,386
7.88%, 09/15/2031	900,000	1,140,823
Kinder Morgan Energy Partners LP
9.00%, 02/01/2019	454,000	469,304
5.00%, 10/01/2021	4,875,000	5,062,102

4.30%, 05/01/2024	3,700,000	3,690,065
7.30%, 08/15/2033	1,650,000	1,935,468
6.95%, 01/15/2038	2,242,000	2,553,783
6.50%, 09/01/2039	107,000	115,472
7.50%, 11/15/2040	483,000	571,982
Kinder Morgan, Inc./DE
4.30%, 03/01/2028	2,000,000	1,937,630
7.80%, 08/01/2031	4,600,000	5,553,418
5.20%, 03/01/2048	600,000	579,648
Magellan Midstream Partners LP
6.55%, 07/15/2019	206,000	213,388
4.25%, 02/01/2021	502,000	512,218
3.20%, 03/15/2025	386,000	371,843
4.20%, 12/01/2042	417,000	374,335
5.15%, 10/15/2043	441,000	460,668
4.20%, 03/15/2045	5,725,000	5,109,502
4.20%, 10/03/2047	1,050,000	955,888
Marathon Oil Co.
2.80%, 11/01/2022	700,000	670,976
Marathon Petroleum Corp.
3.40%, 12/15/2020	2,544,000	2,546,035
3.63%, 09/15/2024	1,241,000	1,211,497
5.00%, 09/15/2054	2,088,000	1,922,564
MPLX LP
4.88%, 12/01/2024	3,819,000	3,935,659
4.00%, 03/15/2028	622,000	591,604
4.50%, 04/15/2038	4,474,000	4,129,684
5.20%, 03/01/2047	4,060,000	4,018,733
Nexen Energy ULC
6.40%, 05/15/2037	4,408,000	5,395,537
Noble Energy, Inc.
6.00%, 03/01/2041	2,839,000	3,120,482
5.25%, 11/15/2043	2,675,000	2,721,545
5.05%, 11/15/2044	8,761,000	8,748,863
Occidental Petroleum Co.
3.00%, 02/15/2027	333,000	314,415
4.63%, 06/15/2045	158,000	165,092
4.20%, 03/15/2048	500,000	497,672

Oleoducto Central SA
4.00%, 05/07/2021 (2)	225,000	223,335
ONEOK Partners LP
3.20%, 09/15/2018	1,815,000	1,816,078
8.63%, 03/01/2019	353,000	365,369
3.38%, 10/01/2022	151,000	148,765
5.00%, 09/15/2023	334,000	346,885
4.90%, 03/15/2025	2,500,000	2,580,585
6.65%, 10/01/2036	1,050,000	1,222,749
6.85%, 10/15/2037	1,122,000	1,332,303
6.20%, 09/15/2043	2,500,000	2,804,720
ONEOK, Inc.
4.55%, 07/15/2028	7,185,000	7,245,305
4.95%, 07/13/2047	1,850,000	1,799,821
Petro-Canada
7.88%, 06/15/2026	543,000	664,064
5.95%, 05/15/2035	350,000	404,193
6.80%, 05/15/2038	423,000	538,795
Petrofac Ltd.
3.40%, 10/10/2018 (2)	5,029,000	4,997,569
Petroleos Mexicanos
8.00%, 05/03/2019	1,689,000	1,750,868
5.50%, 01/21/2021	21,902,000	22,547,890
6.38%, 02/04/2021	448,000	471,520
4.88%, 01/24/2022	3,500,000	3,530,800
5.38%, 03/13/2022	1,130,000	1,158,815
4.63%, 09/21/2023	1,292,000	1,273,912
4.88%, 01/18/2024	363,000	358,343
6.88%, 08/04/2026	5,324,000	5,595,524
6.50%, 03/13/2027	2,684,000	2,745,732
5.35%, 02/12/2028 (2)	847,000	799,568
6.63%, 06/15/2035	1,647,000	1,609,942
6.50%, 06/02/2041	2,870,000	2,698,948
6.38%, 01/23/2045	1,002,000	922,842
6.75%, 09/21/2047	8,329,000	7,916,715
6.35%, 02/12/2048 (2)	4,012,000	3,630,860
Phillips 66
4.30%, 04/01/2022	5,736,000	5,906,135
3.90%, 03/15/2028	710,000	692,668
5.88%, 05/01/2042	3,000,000	3,479,732
4.88%, 11/15/2044	70,000	72,254

Phillips 66 Partners LP
2.65%, 02/15/2020	3,650,000	3,608,304
3.61%, 02/15/2025	560,000	533,842
3.55%, 10/01/2026	190,000	177,609
4.68%, 02/15/2045	2,100,000	1,967,010
4.90%, 10/01/2046	412,000	394,601
Plains All American Pipeline LP / PAA Finance Corp.
3.60%, 11/01/2024	1,050,000	993,973
4.65%, 10/15/2025	650,000	647,545
4.70%, 06/15/2044	4,000,000	3,511,875
4.90%, 02/15/2045	5,314,000	4,790,006
Raizen Fuels Finance SA
5.30%, 01/20/2027 (2)	900,000	866,250
Reliance Holding USA, Inc.
5.40%, 02/14/2022 (2)	1,115,000	1,157,321
Rockies Express Pipeline LLC
5.63%, 04/15/2020 (2)	215,000	220,106
Sabal Trail Transmission LLC
4.68%, 05/01/2038 (2)	10,000,000	10,019,385
Sabine Pass Liquefaction LLC
5.88%, 06/30/2026	10,000,000	10,721,673
Schlumberger Holdings Corp.
3.00%, 12/21/2020 (2)	5,431,000	5,398,164
3.63%, 12/21/2022 (2)	5,599,000	5,597,790
Schlumberger Investment SA
3.30%, 09/14/2021 (2)	2,362,000	2,363,226
Shell International Finance BV
2.13%, 05/11/2020	699,000	690,596
4.13%, 05/11/2035	1,244,000	1,261,069
Sinopec Capital 2013 Ltd.
3.13%, 04/24/2023 (2)	2,226,000	2,153,341
Sinopec Group Overseas Development 2012 Ltd.
3.90%, 05/17/2022 (2)	600,000	603,841
Sinopec Group Overseas Development 2013 Ltd.
4.38%, 10/17/2023 (2)	475,000	486,446
Sinopec Group Overseas Development 2015 Ltd.
2.50%, 04/28/2020 (2)	9,000,000	8,867,800

Sinopec Group Overseas Development 2016 Ltd.
3.50%, 05/03/2026 (2)	2,000,000	1,905,000
Southern Natural Gas Co. LLC
8.00%, 03/01/2032	446,000	576,065
4.80%, 03/15/2047 (2)	428,000	444,809
Spectra Energy Partners LP
2.95%, 09/25/2018	306,000	306,072
3.50%, 03/15/2025	787,000	750,363
5.95%, 09/25/2043	207,000	227,326
4.50%, 03/15/2045	3,000,000	2,776,996
Suncor Energy, Inc.
5.95%, 12/01/2034	1,048,000	1,217,907
Sunoco Logistics Partners Operations LP
5.50%, 02/15/2020	410,000	422,300
4.25%, 04/01/2024	833,000	824,152
5.95%, 12/01/2025	200,000	212,845
4.95%, 01/15/2043	1,482,000	1,286,795
5.30%, 04/01/2044	200,000	180,920
5.35%, 05/15/2045	633,000	574,908
5.40%, 10/01/2047	1,500,000	1,375,263
TC PipeLines LP
4.38%, 03/13/2025	8,465,000	8,368,829
3.90%, 05/25/2027	5,457,000	5,128,925
Texas Eastern Transmission LP
2.80%, 10/15/2022 (2)	714,000	682,452
3.50%, 01/15/2028 (2)	450,000	423,549
Total Capital International SA
2.75%, 06/19/2021	900,000	893,191
2.70%, 01/25/2023	144,000	140,075
3.70%, 01/15/2024	350,000	352,768
3.75%, 04/10/2024	229,000	230,762
TransCanada PipeLines Ltd.
6.50%, 08/15/2018	196,000	196,926
7.13%, 01/15/2019	273,000	279,317
4.88%, 01/15/2026	792,000	827,987
6.20%, 10/15/2037	573,000	654,680
4.75%, 05/15/2038	1,000,000	998,963
7.25%, 08/15/2038	217,000	274,256
Valero Energy Corp.
7.50%, 04/15/2032	250,000	319,620
6.63%, 06/15/2037	5,000,000	5,975,155

Western Gas Partners LP
4.50%, 03/01/2028	238,000	228,952
5.45%, 04/01/2044	977,000	920,551
5.30%, 03/01/2048	2,680,000	2,460,852
Williams Cos, Inc./The
5.75%, 06/24/2044	2,500,000	2,584,375
Williams Partners LP
4.30%, 03/04/2024	2,500,000	2,508,019
3.90%, 01/15/2025	700,000	682,671
3.75%, 06/15/2027	12,853,000	12,131,590
6.30%, 04/15/2040	1,392,000	1,553,581
5.40%, 03/04/2044	2,750,000	2,831,621
4.90%, 01/15/2045	7,000,000	6,682,097
4.85%, 03/01/2048	3,890,000	3,703,137
Woodside Finance Ltd.
3.65%, 03/05/2025 (2)	3,300,000	3,215,028

		524,077,695

Financials - 12.27%
ABN AMRO Bank NV
2.50%, 10/30/2018 (2)	1,492,000	1,491,676
2.45%, 06/04/2020 (2)	3,594,000	3,535,766
2.65%, 01/19/2021 (2)	1,000,000	982,039
4.75%, 07/28/2025 (2)	6,031,000	5,996,141
ACE INA Holdings, Inc.
2.88%, 11/03/2022	312,000	306,456
2.70%, 03/13/2023	300,000	290,297
3.15%, 03/15/2025	3,409,000	3,301,441
3.35%, 05/03/2026	250,000	242,455
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.50%, 05/15/2021	6,871,000	7,006,275
3.30%, 01/23/2023	701,000	673,572
3.50%, 01/15/2025	1,500,000	1,406,879
AIA Group Ltd.
2.25%, 03/11/2019 (2)	1,270,000	1,261,569
3.20%, 03/11/2025 (2)	9,545,000	9,163,934
3.90%, 04/06/2028 (2)	1,000,000	997,030
AIG Global Funding
1.95%, 10/18/2019 (2)	6,666,000	6,576,536

AIG SunAmerica Global Financing X
6.90%, 03/15/2032 (2)	955,000	1,232,258
Air Lease Corp.
3.25%, 03/01/2025	710,000	656,954
Alexandria Real Estate Equities, Inc.
4.70%, 07/01/2030	7,033,000	7,074,361
Allstate Co./The
3.15%, 06/15/2023	420,000	415,672
Ally Financial, Inc.
8.00%, 12/31/2018	43,000	43,806
3.50%, 01/27/2019	1,000,000	998,750
American Express Corp.
3.40%, 02/27/2023	500,000	494,568
American Express Credit Corp.
1.80%, 07/31/2018	456,000	455,796
1.88%, 11/05/2018	831,000	829,200
2.13%, 03/18/2019	318,000	316,838
2.25%, 08/15/2019	250,000	248,643
2.38%, 05/26/2020	894,000	880,991
2.60%, 09/14/2020	319,000	315,349
2.25%, 05/05/2021	380,000	369,230
2.70%, 03/03/2022	1,250,000	1,222,732
American International Group, Inc.
6.40%, 12/15/2020	5,100,000	5,469,291
4.88%, 06/01/2022	3,500,000	3,665,010
4.13%, 02/15/2024	879,000	882,710
3.75%, 07/10/2025	444,000	428,536
3.90%, 04/01/2026	1,370,000	1,324,497
3.88%, 01/15/2035	376,000	333,867
4.50%, 07/16/2044	4,949,000	4,603,338
8.18% (3 Month LIBOR USD + 4.20%), 05/15/2058 (1)	107,000	134,820
American Tower Corp.
2.25%, 01/15/2022	600,000	573,474
American Tower Trust #1
3.07%, 03/15/2023 (2)	2,900,000	2,844,807
Ameriprise Financial, Inc.
7.30%, 06/28/2019	215,000	223,996
2.88%, 09/15/2026	1,015,000	946,861

AmSouth BanCorp.
6.75%, 11/01/2025	527,000	598,290
ANZ New Zealand Int’l Ltd./London
2.60%, 09/23/2019 (2)	5,787,000	5,756,498
2.85%, 08/06/2020 (2)	250,000	247,656
3.45%, 01/21/2028 (2)	500,000	478,147
Aon Plc
4.00%, 11/27/2023	5,000,000	5,058,341
3.50%, 06/14/2024	815,000	792,453
6.25%, 09/30/2040	172,000	206,171
Assurant, Inc.
4.20%, 09/27/2023	1,210,000	1,208,806
Athene Global Funding
2.75%, 04/20/2020 (2)	1,407,000	1,389,877
4.00%, 01/25/2022 (2)	1,104,000	1,111,632
Athene Holding Ltd.
4.13%, 01/12/2028	1,380,000	1,272,089
Australia & New Zealand Banking Group Ltd.
2.25%, 12/19/2019 (2)	800,000	791,622
4.88%, 01/12/2021 (2)	296,000	306,530
4.50%, 03/19/2024 (2)	9,000,000	8,987,548
4.40%, 05/19/2026 (2)	226,000	221,474
AvalonBay Communities, Inc.
2.85%, 03/15/2023	600,000	580,430
2.90%, 10/15/2026	220,000	203,859
3.20%, 01/15/2028	500,000	471,395
3.90%, 10/15/2046	214,000	198,564
AXIS Specialty Finance Plc
2.65%, 04/01/2019	2,890,000	2,882,490
Banco del Estado de Chile
2.67%, 01/08/2021 (2)	9,493,000	9,231,942
Banco Santander SA
3.50%, 04/11/2022	6,400,000	6,241,111
3.13%, 02/23/2023	2,200,000	2,086,919
3.46% (3 Month LIBOR USD + 1.12%), 04/12/2023 (1)	1,000,000	998,773
3.85%, 04/12/2023	1,000,000	977,668
5.18%, 11/19/2025	1,500,000	1,511,016
4.38%, 04/12/2028	800,000	764,601
Bank Nederlandse Gemeenten NV
2.63%, 04/28/2021 (2)	6,350,000	6,303,365

Bank of America Corp.
2.60%, 01/15/2019	142,000	141,911
2.65%, 04/01/2019	710,000	709,250
2.25%, 04/21/2020	1,901,000	1,874,849
2.63%, 10/19/2020	385,000	380,190
2.63%, 04/19/2021	6,205,000	6,095,202
2.37% (3 Month LIBOR USD + 0.66%), 07/21/2021 (1)	2,500,000	2,450,627
3.50% (3 Month LIBOR USD + 0.63%), 05/17/2022 (1)	22,576,000	22,562,569
2.50%, 10/21/2022	931,000	891,077
3.30%, 01/11/2023	5,233,000	5,154,583
3.12% (3 Month LIBOR USD + 1.16%), 01/20/2023 (1)	951,000	934,708
2.88% (3 Month LIBOR USD + 1.02%), 04/24/2023 (1)	1,640,000	1,594,556
4.10%, 07/24/2023	217,000	220,650
3.00% (3 Month LIBOR USD + 0.79%), 12/20/2023 (1)	16,487,000	15,986,958
3.55% (3 Month LIBOR USD + 0.78%), 03/05/2024 (1)	1,600,000	1,583,100
4.00%, 04/01/2024	2,390,000	2,409,994
4.20%, 08/26/2024	1,750,000	1,758,407
4.00%, 01/22/2025	24,258,000	23,936,443
3.95%, 04/21/2025	5,201,000	5,092,012
3.09% (3 Month LIBOR USD + 1.09%), 10/01/2025 (1)	5,055,000	4,812,672
3.37% (3 Month LIBOR USD + 0.81%), 01/23/2026 (1)	1,500,000	1,442,913
4.45%, 03/03/2026	7,140,000	7,155,287
4.25%, 10/22/2026	544,000	537,374
3.25%, 10/21/2027	5,800,000	5,403,288
3.82% (3 Month LIBOR USD + 1.58%), 01/20/2028 (1)	6,750,000	6,581,881
3.71% (3 Month LIBOR USD + 1.51%), 04/24/2028 (1)	4,500,000	4,338,327
3.59% (3 Month LIBOR USD + 1.37%), 07/21/2028 (1)	7,800,000	7,444,102
3.42% (3 Month LIBOR USD + 1.04%), 12/20/2028 (1)	700,000	658,909
3.97% (3 Month LIBOR USD + 1.07%), 03/05/2029 (1)	3,900,000	3,836,976
6.11%, 01/29/2037	3,580,000	4,109,865
7.75%, 05/14/2038	137,000	185,530
4.44% (3 Month LIBOR USD + 1.99%), 01/20/2048 (1)	750,000	731,617
Bank of Montreal
2.38%, 01/25/2019	215,000	214,730
1.50%, 07/18/2019	522,000	514,816
2.80% (3 Month LIBOR USD + 0.46%), 04/13/2021 (1)	2,400,000	2,404,464
3.10%, 04/13/2021	2,545,000	2,536,398
2.35%, 09/11/2022	1,378,000	1,317,235
3.80% (5 Year Swap Rate USD + 1.43%), 12/15/2032 (1)	6,500,000	6,021,015

Bank of New York Mellon Corp.
4.60%, 01/15/2020	387,000	396,461
2.60%, 08/17/2020	663,000	656,577
2.45%, 11/27/2020	247,000	242,962
2.50%, 04/15/2021	215,000	211,028
2.60%, 02/07/2022	700,000	685,421
2.95%, 01/29/2023	1,000,000	977,768
3.50%, 04/28/2023	16,808,000	16,809,663
2.66% (3 Month LIBOR USD + 0.63%), 05/16/2023 (1)	355,000	344,399
3.25%, 09/11/2024	650,000	637,865
3.00%, 02/24/2025	5,360,000	5,147,888
2.80%, 05/04/2026	305,000	286,735
Bank of Nova Scotia
1.85%, 04/14/2020	1,900,000	1,865,759
2.50%, 01/08/2021	14,231,000	13,979,396
1.88%, 09/20/2021 (2)	400,000	384,463
2.70%, 03/07/2022	800,000	781,923
2.45%, 09/19/2022	5,000,000	4,811,512
BanPonce Trust I
8.33%, 02/01/2027	234,000	233,884
Banque Federative du Credit Mutuel SA
2.00%, 04/12/2019 (2)	5,350,000	5,309,665
Barclays Plc
3.68%, 01/10/2023	15,364,000	14,936,166
4.34% (3 Month LIBOR USD + 1.36%), 05/16/2024 (1)	9,557,000	9,435,698
3.65%, 03/16/2025	2,522,000	2,362,186
4.38%, 01/12/2026	6,174,000	5,996,590
5.20%, 05/12/2026	500,000	491,180
4.34%, 01/10/2028	2,360,000	2,240,622
4.97% (3 Month LIBOR USD + 1.90%), 05/16/2029 (1)	4,528,000	4,484,227
BB&T Corp.
6.85%, 04/30/2019	170,000	175,791
5.25%, 11/01/2019	284,000	291,786
2.63%, 06/29/2020	1,100,000	1,090,397
3.20%, 09/03/2021	14,988,000	14,939,384
2.85%, 10/26/2024	1,000,000	948,429
3.70%, 06/05/2025	11,420,000	11,359,532
Berkshire Hathaway Finance Corp.
5.75%, 01/15/2040	134,000	159,862
4.40%, 05/15/2042	1,524,000	1,556,132
4.30%, 05/15/2043	322,000	324,114

Berkshire Hathaway, Inc.
3.75%, 08/15/2021	605,000	621,625
3.00%, 02/11/2023	268,000	265,753
3.13%, 03/15/2026	8,130,000	7,830,621
BlackRock, Inc.
5.00%, 12/10/2019	484,000	499,244
4.25%, 05/24/2021	475,000	490,605
3.50%, 03/18/2024	405,000	407,514
Blackstone Holdings Finance Co. LLC
5.88%, 03/15/2021 (2)	1,445,000	1,536,036
4.45%, 07/15/2045 (2)	170,000	163,344
BNP Paribas SA
3.25%, 03/03/2023	1,820,000	1,799,905
3.80%, 01/10/2024 (2)	1,600,000	1,563,428
3.38%, 01/09/2025 (2)	10,725,000	10,129,901
4.63%, 03/13/2027 (2)	830,000	814,379
BNZ International Funding Ltd./London
2.10%, 09/14/2021 (2)	400,000	382,337
2.65%, 11/03/2022 (2)	10,091,000	9,662,293
3.38%, 03/01/2023 (2)	6,000,000	5,883,999
BOC Aviation Ltd.
2.75%, 09/18/2022 (2)	780,000	741,399
Boston Properties LP
3.13%, 09/01/2023	300,000	291,656
3.20%, 01/15/2025	1,139,000	1,083,895
3.65%, 02/01/2026	557,000	537,051
2.75%, 10/01/2026	480,000	432,609
BPCE SA
2.50%, 12/10/2018	2,500,000	2,498,621
2.50%, 07/15/2019	1,300,000	1,291,566
2.75%, 01/11/2023 (2)	1,000,000	955,224
5.70%, 10/22/2023 (2)	3,645,000	3,806,561
4.63%, 07/11/2024 (2)	1,300,000	1,283,114
5.15%, 07/21/2024 (2)	4,800,000	4,864,851
3.38%, 12/02/2026	500,000	472,433
3.25%, 01/11/2028 (2)	7,815,000	7,262,529

Branch Banking & Trust Co.
1.45%, 05/10/2019	7,584,000	7,501,746
Brighthouse Financial, Inc.
3.70%, 06/22/2027	2,400,000	2,135,877
Brixmor Operating Partnership LP
3.85%, 02/01/2025	1,100,000	1,060,638
Brookfield Finance, Inc.
3.90%, 01/25/2028	770,000	727,651
4.70%, 09/20/2047	769,000	727,151
Canadian Imperial Bank of Commerce
1.60%, 09/06/2019	1,500,000	1,477,895
2.55%, 06/16/2022	800,000	773,526
Capital One Bank USA NA
2.15%, 11/21/2018	5,000,000	4,991,205
3.38%, 02/15/2023	6,000,000	5,842,475
Capital One Financial Corp.
2.45%, 04/24/2019	353,000	351,976
2.50%, 05/12/2020	13,612,000	13,418,456
3.45%, 04/30/2021	9,525,000	9,502,326
3.20%, 01/30/2023	5,000,000	4,854,052
3.75%, 04/24/2024	824,000	807,890
3.20%, 02/05/2025	726,000	681,355
4.20%, 10/29/2025	400,000	388,344
3.75%, 07/28/2026	960,000	891,718
Capital One NA
2.40%, 09/05/2019	500,000	495,635
2.95%, 07/23/2021	4,120,000	4,046,195
2.25%, 09/13/2021	7,005,000	6,713,287
Carlyle Investment Management LLC
3.72%, 07/15/2019 (12)	111,355	100,220
CDP Financial, Inc.
4.40%, 11/25/2019 (2)	310,000	316,989
Charles Schwab Co.
3.23%, 09/01/2022	165,000	163,716
3.20%, 03/02/2027	1,700,000	1,622,275
Citibank NA
3.05%, 05/01/2020	21,800,000	21,791,238
2.13%, 10/20/2020	9,253,000	9,026,168

Citigroup, Inc.
2.15%, 07/30/2018	658,000	657,857
2.40%, 02/18/2020	2,500,000	2,468,046
2.35%, 08/02/2021	269,000	259,822
2.75%, 04/25/2022	17,920,000	17,340,853
3.14% (3 Month LIBOR USD + 0.72%), 01/24/2023 (1)	1,111,000	1,088,153
2.88% (3 Month LIBOR USD + 0.95%), 07/24/2023 (1)	17,829,000	17,187,223
3.75%, 06/16/2024	4,000,000	3,951,592
4.40%, 06/10/2025	11,687,000	11,619,709
5.50%, 09/13/2025	494,000	524,323
3.70%, 01/12/2026	10,750,000	10,416,050
3.40%, 05/01/2026	1,000,000	948,761
3.20%, 10/21/2026	905,000	842,064
4.30%, 11/20/2026	1,570,000	1,531,459
4.45%, 09/29/2027	13,120,000	12,908,375
3.89% (3 Month LIBOR USD + 1.56%), 01/10/2028 (1)	4,100,000	3,971,279
6.63%, 01/15/2028	387,000	450,942
3.67% (3 Month LIBOR USD + 1.39%), 07/24/2028 (1)	3,300,000	3,137,286
4.13%, 07/25/2028	213,000	203,841
3.52% (3 Month LIBOR USD + 1.15%), 10/27/2028 (1)	7,000,000	6,574,200
3.88% (3 Month LIBOR USD + 1.17%), 01/24/2039 (1)	500,000	455,840
8.13%, 07/15/2039	164,000	230,547
5.88%, 01/30/2042	212,000	244,707
4.75%, 05/18/2046	1,200,000	1,140,221
Citizens Bank NA/Providence RI
2.45%, 12/04/2019	8,000,000	7,925,271
3.70%, 03/29/2023	1,370,000	1,366,424
Citizens Financial Group, Inc.
2.38%, 07/28/2021	188,000	181,768
4.30%, 12/03/2025	343,000	340,688
CME Group, Inc.
3.00%, 09/15/2022	1,135,000	1,122,591
3.00%, 03/15/2025	838,000	808,475
5.30%, 09/15/2043	115,000	134,939
CNA Financial Co.
7.25%, 11/15/2023	7,470,000	8,542,461
3.95%, 05/15/2024	303,000	302,829
3.45%, 08/15/2027	820,000	759,392
Comerica Bank
2.50%, 06/02/2020	8,000,000	7,895,736

Commonwealth Bank of Australia
2.00%, 09/06/2021 (2)	450,000	429,488
2.50%, 09/18/2022 (2)	800,000	766,428
3.45%, 03/16/2023 (2)	1,300,000	1,286,065
4.50%, 12/09/2025 (2)	778,000	771,885
3.90%, 03/16/2028 (2)	1,300,000	1,285,616
Commonwealth Bank of Australia/New York NY
2.30%, 09/06/2019	1,000,000	992,662
Compass Bank
2.75%, 09/29/2019	5,000,000	4,972,450
3.88%, 04/10/2025	7,840,000	7,558,981
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.88%, 02/08/2022	5,323,000	5,394,783
4.38%, 08/04/2025	316,000	309,723
5.80%, 09/30/2110 (2)	361,000	425,226
Cooperatieve Rabobank UA
4.63%, 12/01/2023	3,900,000	3,926,929
CPPIB Capital, Inc.
2.75%, 11/02/2027 (2)	3,000,000	2,883,323
Credit Agricole SA
3.25%, 10/04/2024 (2)	7,127,000	6,708,574
4.38%, 03/17/2025 (2)	305,000	294,239
4.00% (5 Year Swap Rate USD + 1.64%), 01/10/2033 (1)(2)	5,000,000	4,562,276
Credit Agricole SA/London
3.75%, 04/24/2023 (2)	575,000	563,167
4.13%, 01/10/2027 (2)	1,099,000	1,062,867
Credit Suisse Group AG
3.57%, 01/09/2023 (2)	3,216,000	3,149,175
4.28%, 01/09/2028 (2)	3,973,000	3,862,606
3.87% (3 Month LIBOR USD + 1.41%), 01/12/2029 (1)(2)	2,499,000	2,348,958
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/2020	541,000	535,179
3.80%, 06/09/2023	8,500,000	8,389,838
3.75%, 03/26/2025	1,900,000	1,826,824
4.55%, 04/17/2026	1,500,000	1,499,393
Credit Suisse/New York NY
2.30%, 05/28/2019	413,000	411,018
5.30%, 08/13/2019	169,000	173,179
3.00%, 10/29/2021	1,265,000	1,247,966
3.63%, 09/09/2024	560,000	551,788

Crown Castle International Corp.
4.88%, 04/15/2022	1,112,000	1,146,073
5.25%, 01/15/2023	400,000	419,006
4.00%, 03/01/2027	261,000	251,164
Dai-ichi Life Insurance Co. Ltd./The
4.00% (3 Month LIBOR USD + 3.66%), 12/29/2049 (1)(2)	1,179,000	1,099,417
Daiwa Securities Group, Inc.
3.13%, 04/19/2022 (2)	854,000	836,258
Danske Bank A/S
2.00%, 09/08/2021 (2)	558,000	532,803
2.70%, 03/02/2022 (2)	542,000	525,743
DDR Corp.
4.70%, 06/01/2027	368,000	370,483
Deutsche Bank AG
4.50%, 04/01/2025	300,000	273,537
Deutsche Bank AG/London
2.50%, 02/13/2019	6,000,000	5,958,391
3.70%, 05/30/2024	2,063,000	1,914,299
Deutsche Bank AG/New York NY
3.15%, 01/22/2021	5,000,000	4,836,938
4.25%, 10/14/2021	4,165,000	4,100,523
3.30%, 11/16/2022	3,000,000	2,809,751
4.10%, 01/13/2026	850,000	789,460
Development Bank of Japan, Inc.
2.13%, 09/01/2022 (2)	1,200,000	1,151,922
Dexia Credit Local SA
1.88%, 09/15/2021 (2)	2,750,000	2,649,884
Digital Realty Trust LP
3.70%, 08/15/2027	462,000	438,883
Discover Bank
3.10%, 06/04/2020	8,000,000	7,958,570
3.35%, 02/06/2023	4,000,000	3,896,728
4.20%, 08/08/2023	7,156,000	7,218,054
3.45%, 07/27/2026	1,951,000	1,809,670
Discover Financial Services
3.75%, 03/04/2025	2,920,000	2,787,342
Duke Realty LP
3.63%, 04/15/2023	7,744,000	7,674,872
3.25%, 06/30/2026	203,000	190,331

EPR Properties
4.50%, 06/01/2027	807,000	770,470
4.95%, 04/15/2028	665,000	650,362
Equity Commonwealth
5.88%, 09/15/2020	1,948,000	2,011,640
ERP Operating LP
2.38%, 07/01/2019	646,000	642,204
4.63%, 12/15/2021	260,000	269,480
3.00%, 04/15/2023	200,000	195,107
2.85%, 11/01/2026	542,000	502,840
3.50%, 03/01/2028	614,000	592,491
Essex Portfolio LP
4.50%, 03/15/2048	265,000	256,207
Fifth Third Bancorp
2.88%, 07/27/2020	2,000,000	1,988,383
3.95%, 03/14/2028	1,000,000	986,012
Fifth Third Bank/Cincinnati OH
2.38%, 04/25/2019	1,100,000	1,095,668
First Tennessee Bank NA
2.95%, 12/01/2019	5,000,000	4,976,746
FMR LLC
4.95%, 02/01/2033 (2)	250,000	269,977
6.45%, 11/15/2039 (2)	258,000	318,876
GE Capital International Funding Co.
4.42%, 11/15/2035	8,957,000	8,671,999
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/2020	11,961,000	11,685,481
GE Capital International Funding Unlimited Co.
3.37%, 11/15/2025	554,000	532,151
General Electric Capital Co.
2.20%, 01/09/2020	161,000	159,068
Goldman Sachs Capital I
6.35%, 02/15/2034	127,000	144,791
Goldman Sachs Group, Inc.
7.50%, 02/15/2019	236,000	242,521
2.55%, 10/23/2019	1,000,000	993,847
5.38%, 03/15/2020	2,985,000	3,090,207
2.75%, 09/15/2020	808,000	797,879
2.35%, 11/15/2021	4,192,000	4,031,052

5.75%, 01/24/2022	17,000,000	18,185,778
3.00%, 04/26/2022	1,653,000	1,615,859
2.88% (3 Month LIBOR USD + 0.82%), 10/31/2022 (1)	4,563,000	4,454,629
2.91% (3 Month LIBOR USD + 1.05%), 06/05/2023 (1)	3,076,000	2,966,348
2.91% (3 Month LIBOR USD + 0.99%), 07/24/2023 (1)	8,773,000	8,447,432
3.50%, 01/23/2025	6,509,000	6,283,788
3.75%, 05/22/2025	1,305,000	1,273,632
3.27% (3 Month LIBOR USD + 1.20%), 09/29/2025 (1)	5,590,000	5,310,571
3.75%, 02/25/2026	9,005,000	8,722,060
3.50%, 11/16/2026	1,700,000	1,601,191
3.85%, 01/26/2027	2,975,000	2,858,248
3.69% (3 Month LIBOR USD + 1.51%), 06/05/2028 (1)	3,488,000	3,305,324
3.81% (3 Month LIBOR USD + 1.16%), 04/23/2029 (1)	4,246,000	4,033,684
4.22% (3 Month LIBOR USD + 1.30%), 05/01/2029 (1)	15,281,000	15,048,353
6.75%, 10/01/2037	4,773,000	5,669,790
4.41% (3 Month LIBOR USD + 1.43%), 04/23/2039 (1)	4,669,000	4,474,436
5.15%, 05/22/2045	4,000,000	3,977,911
4.75%, 10/21/2045	2,556,000	2,528,213
Goodman Australia Industrial Fund Bond Issuer Pty Ltd.
3.40%, 09/30/2026 (2)	1,000,000	935,677
Goodman U.S. Finance Three LLC
3.70%, 03/15/2028 (2)	862,000	812,796
4.50%, 10/15/2037 (2)	200,000	198,073
Government Properties Income Trust
3.75%, 08/15/2019	4,410,000	4,415,430
4.00%, 07/15/2022	1,255,000	1,239,805
Great-West Lifeco Finance 2018 LP
4.58%, 05/17/2048 (2)	855,000	864,690
Great-West Lifeco Finance Delaware LP
4.15%, 06/03/2047 (2)	1,100,000	1,032,333
Guardian Life Insurance Co. of America/The
4.85%, 01/24/2077 (2)	5,854,000	5,700,996
Hartford Financial Services Group, Inc./The
6.00%, 01/15/2019	4,591,000	4,665,176
5.50%, 03/30/2020	4,118,000	4,277,438
5.13%, 04/15/2022	5,500,000	5,812,933
4.30%, 04/15/2043	1,080,000	1,019,497
HCP, Inc.
4.20%, 03/01/2024	241,000	240,748
3.40%, 02/01/2025	662,000	625,743

Highmark, Inc.
4.75%, 05/15/2021 (2)	3,322,000	3,390,469
HSBC Bank Plc
4.75%, 01/19/2021 (2)	1,382,000	1,426,397
HSBC Holdings Plc
2.93% (3 Month LIBOR USD + 0.60%), 05/18/2021 (1)	7,250,000	7,260,563
2.65%, 01/05/2022	2,618,000	2,534,185
4.00%, 03/30/2022	1,494,000	1,515,409
3.26% (3 Month LIBOR USD + 1.06%), 03/13/2023 (1)	7,071,000	6,925,159
3.60%, 05/25/2023	2,301,000	2,276,769
3.03% (3 Month LIBOR USD + 0.92%), 11/22/2023 (1)	1,051,000	1,014,149
4.25%, 03/14/2024	2,795,000	2,779,669
3.95% (3 Month LIBOR USD + 0.99%), 05/18/2024 (1)	10,781,000	10,751,031
4.25%, 08/18/2025	1,009,000	990,318
4.30%, 03/08/2026	1,000,000	1,002,224
4.38%, 11/23/2026	559,000	550,267
4.04% (3 Month LIBOR USD + 1.55%), 03/13/2028 (1)	1,533,000	1,487,688
4.58% (3 Month LIBOR USD + 1.53%), 06/19/2029 (1)	1,452,000	1,465,985
HSBC USA, Inc.
5.00%, 09/27/2020	3,000,000	3,090,767
9.13%, 05/15/2021	75,000	85,474
Huntington Bancshares, Inc./OH
3.15%, 03/14/2021	225,000	223,724
2.30%, 01/14/2022	4,220,000	4,051,479
Huntington National Bank
2.20%, 11/06/2018	3,328,000	3,323,544
2.88%, 08/20/2020	4,534,000	4,505,812
Industrial & Commercial Bank of China Ltd./New York
2.45%, 10/20/2021	1,150,000	1,106,220
ING Bank NV
2.00%, 11/26/2018 (2)	355,000	354,068
1.65%, 08/15/2019 (2)	800,000	787,984
2.50%, 10/01/2019 (2)	2,350,000	2,332,881
2.45%, 03/16/2020 (2)	2,000,000	1,973,375
5.80%, 09/25/2023 (2)	4,800,000	5,084,472
ING Groep NV
3.15%, 03/29/2022	4,000,000	3,923,883

Intercontinental Exchange, Inc.
2.50%, 10/15/2018	243,000	243,025
4.00%, 10/15/2023	578,000	590,282
International Lease Finance Corp.
8.63%, 01/15/2022	1,200,000	1,376,390
5.88%, 08/15/2022	438,000	464,371
Intesa Sanpaolo SpA
3.88%, 07/14/2027 (2)	937,000	808,197
3.88%, 01/12/2028 (2)	1,118,000	957,999
Invesco Finance Plc
4.00%, 01/30/2024	2,889,000	2,904,896
3.75%, 01/15/2026	4,249,000	4,175,561
Jackson National Life Global Funding
1.88%, 10/15/2018 (2)	225,000	224,615
2.50%, 06/27/2022 (2)	800,000	770,999
3.25%, 01/30/2024 (2)	460,000	450,784
3.05%, 04/29/2026 (2)	473,000	447,743
Jefferies Group LLC
6.88%, 04/15/2021	430,000	463,377
5.13%, 01/20/2023	2,600,000	2,706,807
6.45%, 06/08/2027	428,000	461,652
6.25%, 01/15/2036	155,000	158,817
John Hancock Life Insurance Co.
7.38%, 02/15/2024 (2)	731,000	853,565
JPMorgan Chase & Co.
2.25%, 01/23/2020	2,000,000	1,974,503
4.25%, 10/15/2020	64,000	65,371
2.30%, 08/15/2021	3,600,000	3,477,715
4.35%, 08/15/2021	10,000,000	10,283,023
3.38%, 05/01/2023	3,800,000	3,710,214
3.56% (3 Month LIBOR USD + 0.73%), 04/23/2024 (1)	8,000,000	7,922,165
3.13%, 01/23/2025	4,000,000	3,824,112
3.30%, 04/01/2026	1,870,000	1,787,623
3.20%, 06/15/2026	11,090,000	10,482,931
2.95%, 10/01/2026	5,000,000	4,642,795
4.01% (3 Month LIBOR USD + 1.12%), 04/23/2029 (1)	2,320,000	2,290,006
5.60%, 07/15/2041	494,000	558,714
4.95%, 06/01/2045	6,575,000	6,686,717
3.96% (3 Month LIBOR USD + 1.38%), 11/15/2048 (1)	9,360,000	8,408,730
JPMorgan Chase Bank NA
3.09% (3 Month LIBOR USD + 0.35%), 04/26/2021 (1)	26,177,000	26,114,684

KeyBank NA/Cleveland OH
3.18%, 05/22/2022	567,000	559,144
KeyCorp.
2.90%, 09/15/2020	280,000	277,747
5.10%, 03/24/2021	211,000	220,287
Kimco Realty Corp
4.45%, 09/01/2047	3,540,000	3,239,297
LeasePlan Co. NV
2.88%, 01/22/2019 (2)	725,000	723,795
Legg Mason, Inc.
3.95%, 07/15/2024	820,000	812,176
Liberty Mutual Group, Inc.
5.00%, 06/01/2021 (2)	1,700,000	1,761,673
4.95%, 05/01/2022 (2)	351,000	364,634
4.25%, 06/15/2023 (2)	322,000	325,731
6.50%, 03/15/2035 (2)	4,500,000	5,376,109
6.50%, 05/01/2042 (2)	2,000,000	2,441,658
10.75% (3 Month LIBOR USD + 7.12%), 06/15/2058 (1)(2)	269,000	400,810
Liberty Mutual Insurance Co.
8.50%, 05/15/2025 (2)	700,000	864,828
7.70%, 10/15/2097 (2)	100,000	138,462
Liberty Property LP
3.25%, 10/01/2026	303,000	282,063
Lincoln National Co.
4.20%, 03/15/2022	873,000	894,414
3.80%, 03/01/2028	3,900,000	3,725,064
7.00%, 06/15/2040	1,715,000	2,152,723
4.40% (3 Month LIBOR USD + 2.04%), 04/20/2067 (1)	121,000	112,530
Lloyds Bank Plc
5.80%, 01/13/2020 (2)	172,000	178,505
2.40%, 03/17/2020	1,200,000	1,184,821
3.30%, 05/07/2021	11,200,000	11,179,294
Lloyds Banking Group Plc
2.91% (3 Month LIBOR USD + 0.81%), 11/07/2023 (1)	8,950,000	8,521,866
4.45%, 05/08/2025	855,000	859,360
4.58%, 12/10/2025	550,000	538,975
3.75%, 01/11/2027	2,949,000	2,786,542
4.38%, 03/22/2028	949,000	937,118
3.57% (3 Month LIBOR USD + 1.21%), 11/07/2028 (1)	1,000,000	922,270

Macquarie Bank Ltd.
2.60%, 06/24/2019 (2)	1,093,000	1,089,671
2.40%, 01/21/2020 (2)	1,600,000	1,579,129
2.85%, 07/29/2020 (2)	400,000	396,506
4.00%, 07/29/2025 (2)	500,000	495,235
Macquarie Group Ltd.
3.00%, 12/03/2018 (2)	6,000,000	6,005,834
6.00%, 01/14/2020 (2)	1,975,000	2,053,841
6.25%, 01/14/2021 (2)	1,111,000	1,178,138
3.19% (3 Month LIBOR USD + 1.02%), 11/28/2023 (1)(2)	6,000,000	5,724,840
4.15% (3 Month LIBOR USD + 1.33%), 03/27/2024 (1)(2)	2,000,000	1,989,888
3.76% (3 Month LIBOR USD + 1.37%), 11/28/2028 (1)(2)	2,565,000	2,366,936
Manulife Financial Corp.
4.90%, 09/17/2020	225,000	232,118
4.06% (5 Year Mid Swap Rate USD + 1.65%), 02/24/2032 (1)	1,910,000	1,810,460
Markel Co.
7.13%, 09/30/2019	3,780,000	3,951,540
3.63%, 03/30/2023	400,000	393,052
5.00%, 04/05/2046	1,265,000	1,286,318
Marsh & McLennan Cos, Inc.
2.35%, 03/06/2020	3,769,000	3,716,734
4.80%, 07/15/2021	5,000,000	5,198,469
2.75%, 01/30/2022	24,000	23,455
3.50%, 03/10/2025	580,000	567,039
Massachusetts Mutual Life Insurance Co.
7.63%, 11/15/2023 (2)	550,000	630,685
8.88%, 06/01/2039 (2)	1,760,000	2,753,379
5.38%, 12/01/2041 (2)	203,000	233,590
4.90%, 04/01/2077 (2)	5,000,000	4,925,718
MassMutual Global Funding II
2.50%, 10/17/2022 (2)	386,000	372,983
2.75%, 06/22/2024 (2)	700,000	666,704
MBIA Insurance Co.
13.61% (3 Month LIBOR USD + 11.26%), 01/15/2033 (1)(2)(9)	86,000	43,860
MetLife, Inc.
6.50%, 12/15/2032	56,000	68,878
6.40%, 12/15/2036	3,859,000	4,090,540
4.88%, 11/13/2043	3,000,000	3,166,170
Metropolitan Life Global Funding I
2.30%, 04/10/2019 (2)	1,598,000	1,592,687
3.88%, 04/11/2022 (2)	1,480,000	1,501,677
3.00%, 01/10/2023 (2)	407,000	399,146
3.00%, 09/19/2027 (2)	1,180,000	1,106,760

Mitsubishi UFJ Financial Group, Inc.
2.95%, 03/01/2021	330,000	326,415
3.00%, 02/22/2022	206,000	202,189
2.67%, 07/25/2022	800,000	771,911
3.46%, 03/02/2023	9,000,000	8,919,949
2.53%, 09/13/2023	481,000	455,291
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.65%, 09/19/2022 (2)	764,000	732,661
Mitsubishi UFJ Trust & Banking Corp.
2.45%, 10/16/2019 (2)	1,500,000	1,487,452
Mizuho Bank Ltd.
2.65%, 09/25/2019 (2)	3,000,000	2,984,235
2.40%, 03/26/2020 (2)	5,000,000	4,926,828
3.60%, 09/25/2024 (2)	1,250,000	1,240,989
Mizuho Financial Group, Inc.
2.95%, 02/28/2022	2,000,000	1,951,487
2.60%, 09/11/2022	3,500,000	3,353,437
Morgan Stanley
7.30%, 05/13/2019	2,257,000	2,339,435
2.38%, 07/23/2019	450,000	447,379
5.63%, 09/23/2019	2,302,000	2,372,047
2.65%, 01/27/2020	750,000	744,530
5.50%, 07/24/2020	360,000	375,650
5.75%, 01/25/2021	12,049,000	12,740,792
2.50%, 04/21/2021	2,000,000	1,953,231
5.50%, 07/28/2021	2,692,000	2,848,409
2.63%, 11/17/2021	6,680,000	6,484,400
2.75%, 05/19/2022	5,910,000	5,723,714
3.13%, 01/23/2023	1,735,000	1,692,197
3.75%, 02/25/2023	1,882,000	1,883,521
4.10%, 05/22/2023	3,460,000	3,472,039
3.88%, 04/29/2024	2,050,000	2,052,812
3.70%, 10/23/2024	1,167,000	1,151,623
4.00%, 07/23/2025	5,039,000	5,022,138
5.00%, 11/24/2025	4,959,000	5,139,044
3.88%, 01/27/2026	1,400,000	1,377,650
4.35%, 09/08/2026	930,000	918,450

3.63%, 01/20/2027	7,500,000	7,215,539
3.95%, 04/23/2027	14,190,000	13,522,236
3.59% (3 Month LIBOR USD + 1.34%), 07/22/2028 (1)	5,882,000	5,588,395
3.77% (3 Month LIBOR USD + 1.14%), 01/24/2029 (1)	10,675,000	10,286,889
3.97% (3 Month LIBOR USD + 1.46%), 07/22/2038 (1)	3,945,000	3,652,885
6.38%, 07/24/2042	640,000	776,857
4.30%, 01/27/2045	459,000	436,413
MUFG Americas Holdings Co.
2.25%, 02/10/2020	1,070,000	1,054,057
MUFG Bank Ltd.
2.15%, 09/14/2018 (2)	350,000	349,664
2.30%, 03/10/2019 (2)	5,525,000	5,505,110
2.35%, 09/08/2019 (2)	340,000	337,329
4.10%, 09/09/2023 (2)	239,000	243,941
3.75%, 03/10/2024 (2)	3,215,000	3,224,952
MUFG Union Bank NA
2.25%, 05/06/2019	900,000	895,144
National Australia Bank Ltd./New York
2.50%, 01/12/2021	2,000,000	1,958,868
3.38%, 01/14/2026	1,168,000	1,130,576
National Retail Properties, Inc.
3.60%, 12/15/2026	700,000	662,412
3.50%, 10/15/2027	400,000	373,155
National Rural Utilities Cooperative Finance Co.
10.38%, 11/01/2018	222,000	227,685
2.95%, 02/07/2024	341,000	329,233
3.05%, 04/25/2027	462,000	437,748
3.40%, 02/07/2028	1,500,000	1,455,714
8.00%, 03/01/2032	791,000	1,102,141
Nationwide Building Society
6.25%, 02/25/2020 (2)	1,000,000	1,047,260
4.00%, 09/14/2026 (2)	8,201,000	7,657,136
4.30% (3 Month LIBOR USD + 1.45%), 03/08/2029 (1)(2)	970,000	933,572
Nationwide Financial Services, Inc.
5.38%, 03/25/2021 (2)	2,000,000	2,085,082
Nationwide Mutual Insurance Co.
8.25%, 12/01/2031 (2)	300,000	411,666
9.38%, 08/15/2039 (2)	8,433,000	13,196,684

New York Life Global Funding
2.10%, 01/02/2019 (2)	8,150,000	8,128,509
2.15%, 06/18/2019 (2)	1,912,000	1,901,546
1.95%, 09/28/2020 (2)	9,182,000	8,951,664
3.00%, 01/10/2028 (2)	2,022,000	1,895,873
Nomura Holdings, Inc.
6.70%, 03/04/2020	5,300,000	5,587,077
Nordea Bank AB
1.88%, 09/17/2018 (2)	4,835,000	4,828,719
1.63%, 09/30/2019 (2)	550,000	540,625
4.88%, 01/27/2020 (2)	1,200,000	1,232,253
2.50%, 09/17/2020 (2)	450,000	442,536
4.25%, 09/21/2022 (2)	12,865,000	13,044,431
Northern Trust Corp.
3.38% (3 Month LIBOR USD + 1.13%), 05/08/2032 (1)	411,000	385,955
OneBeacon US Holdings, Inc.
4.60%, 11/09/2022	1,500,000	1,512,803
Ontario Teachers’ Cadillac Fairview Properties Trust
3.13%, 03/20/2022 (2)	1,003,000	989,490
3.88%, 03/20/2027 (2)	1,044,000	1,030,934
Ontario Teachers’ Finance Trust
2.75%, 04/16/2021 (2)	3,750,000	3,728,362
ORIX Corp.
2.90%, 07/18/2022	604,000	587,450
3.25%, 12/04/2024	1,500,000	1,432,540
3.70%, 07/18/2027	700,000	678,778
Pacific Life Insurance Co.
4.30% (3 Month LIBOR USD + 2.80%), 10/24/2067 (1)(2)	743,000	674,599
People’s United Bank NA
4.00%, 07/15/2024	4,350,000	4,336,096
PNC Bank NA
2.95%, 01/30/2023	6,500,000	6,301,422
4.20%, 11/01/2025	322,000	327,263
PNC Financial Services Group, Inc.
6.70%, 06/10/2019	212,000	219,419
5.13%, 02/08/2020	588,000	606,765
4.38%, 08/11/2020	679,000	695,190
2.85%, 11/09/2022 (8)	575,000	559,452
3.90%, 04/29/2024	2,090,000	2,092,829
Pricoa Global Funding I
1.90%, 09/21/2018 (2)	1,515,000	1,512,692

Principal Financial Group, Inc.
3.13%, 05/15/2023	380,000	371,167
3.40%, 05/15/2025	7,000,000	6,825,123
Principal Life Global Funding II
3.00%, 04/18/2026 (2)	2,000,000	1,874,345
Private Export Funding Co.
1.88%, 07/15/2018	975,000	974,988
4.38%, 03/15/2019	970,000	983,840
2.65%, 02/16/2021 (2)	8,180,000	8,137,489
2.80%, 05/15/2022	1,200,000	1,196,646
3.55%, 01/15/2024	2,489,000	2,555,932
3.25%, 06/15/2025	1,280,000	1,290,813
Progressive Corp.
5.38% (3 Month LIBOR USD + 2.54%), 09/15/2023 (1)	780,000	776,100
4.13%, 04/15/2047	8,050,000	7,874,550
Protective Life Co.
7.38%, 10/15/2019	854,000	899,032
Protective Life Global Funding
2.70%, 11/25/2020 (2)	5,000,000	4,932,830
2.00%, 09/14/2021 (2)	1,100,000	1,052,965
Prudential Financial, Inc.
2.35%, 08/15/2019	650,000	642,230
6.63%, 06/21/2040	5,995,000	7,513,467
3.91%, 12/07/2047	1,231,000	1,106,360
Prudential Insurance Co. of America/The
8.30%, 07/01/2025 (2)	1,691,000	2,107,075
Realty Income Corp.
3.88%, 04/15/2025	1,055,000	1,039,973
Regions Bank/Birmingham AL
2.25%, 09/14/2018	1,400,000	1,399,328
Regions Financial Co.
3.20%, 02/08/2021	5,643,000	5,616,963
2.75%, 08/14/2022	1,500,000	1,446,835
Reliance Standard Life Global Funding II
2.15%, 10/15/2018 (2)	4,000,000	3,994,050
2.50%, 04/24/2019 (2)	2,700,000	2,690,240
2.50%, 01/15/2020 (2)	400,000	395,792
2.38%, 05/04/2020 (2)	6,000,000	5,890,898
3.05%, 01/20/2021 (2)	528,000	521,839

Royal Bank of Canada
2.20%, 07/27/2018	78,000	77,988
2.00%, 10/01/2018	779,000	778,156
1.88%, 02/05/2020	1,100,000	1,082,640
3.20%, 04/30/2021	1,600,000	1,599,191
4.65%, 01/27/2026	531,000	538,545
Royal Bank of Scotland Group Plc
4.52% (3 Month LIBOR USD + 1.55%), 06/25/2024 (1)	4,016,000	4,017,515
4.89% (3 Month LIBOR USD + 1.75%), 05/18/2029 (1)	2,490,000	2,477,614
Santander Holdings USA, Inc.
2.70%, 05/24/2019	1,081,000	1,077,750
Santander UK Group Holdings Plc
3.13%, 01/08/2021	308,000	303,731
4.75%, 09/15/2025 (2)	1,810,000	1,767,490
3.82% (3 Month LIBOR USD + 1.40%), 11/03/2028 (1)	800,000	734,209
Santander UK Plc
2.38%, 03/16/2020	7,325,000	7,213,674
5.00%, 11/07/2023 (2)	4,150,000	4,213,026
Scentre Group Trust 1 / Scentre Group Trust 2
3.50%, 02/12/2025 (2)	1,390,000	1,340,033
Select Income REIT
3.60%, 02/01/2020	2,400,000	2,387,144
Senior Housing Properties Trust
3.25%, 05/01/2019	950,000	949,338
6.75%, 04/15/2020	600,000	621,639
4.75%, 02/15/2028	1,300,000	1,255,474
Simon Property Group LP
4.38%, 03/01/2021	6,932,000	7,138,327
4.13%, 12/01/2021	442,000	451,817
3.75%, 02/01/2024	910,000	906,670
Skandinaviska Enskilda Banken AB
2.38%, 11/20/2018 (2)	5,200,000	5,192,756
2.38%, 03/25/2019 (2)	1,225,000	1,220,846
2.45%, 05/27/2020 (2)	3,000,000	2,955,600
Societe Generale SA
3.25%, 01/12/2022 (2)	7,000,000	6,829,010
4.25%, 04/14/2025 (2)	800,000	767,736
SouthTrust Bank
7.69%, 05/15/2025	253,000	299,846
SpareBank 1 Boligkreditt AS
1.75%, 11/15/2019 (2)	537,000	528,641

Stadshypotek AB
1.88%, 10/02/2019 (2)	683,000	674,919
Standard Chartered Plc
2.10%, 08/19/2019 (2)	2,500,000	2,466,042
2.40%, 09/08/2019 (2)	7,650,000	7,571,901
3.05%, 01/15/2021 (2)	800,000	788,294
5.20%, 01/26/2024 (2)	609,000	621,106
4.87% (3 Month LIBOR USD + 1.97%), 03/15/2033 (1)(2)	800,000	776,485
State Street Co.
3.10%, 05/15/2023	321,000	316,433
3.70%, 11/20/2023	1,385,000	1,403,869
3.55%, 08/18/2025	247,000	246,801
Stifel Financial Co.
3.50%, 12/01/2020	5,000,000	5,007,526
Sumitomo Life Insurance Co.
4.00% (3 Month LIBOR USD + 2.99%), 09/14/2077 (1)(2)	1,000,000	932,500
Sumitomo Mitsui Banking Co.
2.45%, 01/10/2019	5,000,000	4,992,332
2.45%, 01/16/2020	3,925,000	3,880,156
2.51%, 01/17/2020	8,086,000	8,000,432
3.95%, 07/19/2023	250,000	253,422
Sumitomo Mitsui Financial Group, Inc.
2.06%, 07/14/2021	568,000	544,664
2.44%, 10/19/2021	531,000	512,717
2.85%, 01/11/2022	1,100,000	1,074,105
2.78%, 07/12/2022	1,500,000	1,451,696
2.78%, 10/18/2022	6,718,000	6,483,669
3.10%, 01/17/2023	1,033,000	1,008,864
2.63%, 07/14/2026	644,000	587,341
3.01%, 10/19/2026	297,000	277,878
Sumitomo Mitsui Trust Bank Ltd.
2.05%, 10/18/2019 (2)	1,550,000	1,528,397
SunTrust Banks, Inc.
2.50%, 05/01/2019	8,810,000	8,790,956
2.90%, 03/03/2021	324,000	320,012
2.70%, 01/27/2022	9,210,000	8,971,127
4.00%, 05/01/2025	424,000	425,943
Svenska Handelsbanken AB
2.40%, 10/01/2020	2,000,000	1,963,578
2.45%, 03/30/2021	550,000	537,557

Swedbank AB
2.38%, 02/27/2019 (2)	6,000,000	5,985,588
Synchrony Financial
2.60%, 01/15/2019	1,350,000	1,347,414
3.00%, 08/15/2019	4,775,000	4,765,579
2.70%, 02/03/2020	1,017,000	1,006,244
3.75%, 08/15/2021	6,000,000	5,993,293
4.50%, 07/23/2025	4,000,000	3,927,264
3.70%, 08/04/2026	1,100,000	1,010,180
3.95%, 12/01/2027	1,500,000	1,383,228
TD Ameritrade Holding Co.
5.60%, 12/01/2019	355,000	367,483
2.95%, 04/01/2022	725,000	711,582
Teachers Insurance & Annuity Association of America
6.85%, 12/16/2039 (2)	218,000	288,452
4.90%, 09/15/2044 (2)	200,000	210,373
4.27%, 05/15/2047 (2)	3,360,000	3,210,580
TIAA Asset Management Finance Co. LLC
2.95%, 11/01/2019 (2)	3,700,000	3,685,467
Toronto-Dominion Bank
1.75%, 07/23/2018	556,000	555,881
2.25%, 11/05/2019	432,000	428,642
2.50%, 12/14/2020	500,000	491,869
2.55%, 01/25/2021	600,000	590,754
3.25%, 06/11/2021	4,010,000	4,008,495
3.63% (5 Year Swap Rate USD + 2.21%), 09/15/2031 (1)	667,000	627,392
Trinity Acquisition Plc
4.40%, 03/15/2026	2,300,000	2,276,708
6.13%, 08/15/2043	5,000,000	5,808,800
UBS AG/London
2.45%, 12/01/2020 (2)	9,598,000	9,382,208
UBS AG/Stamford CT
2.38%, 08/14/2019	1,200,000	1,192,521
UBS Group Funding Jersey Ltd.
2.95%, 09/24/2020 (2)	1,250,000	1,236,770
4.13%, 09/24/2025 (2)	200,000	198,541
4.13%, 04/15/2026 (2)	602,000	595,591
UBS Group Funding Switzerland AG
3.49%, 05/23/2023 (2)	360,000	351,821
2.86% (3 Month LIBOR USD + 0.95%), 08/15/2023 (1)(2)	7,367,000	7,061,429
4.25%, 03/23/2028 (2)	7,715,000	7,662,666

UDR, Inc.
2.95%, 09/01/2026	276,000	252,963
United Overseas Bank Ltd.
3.20%, 04/23/2021 (2)	765,000	763,080
Ventas Realty LP
3.10%, 01/15/2023	13,500,000	13,093,282
3.75%, 05/01/2024	382,000	375,697
3.50%, 02/01/2025	251,000	240,279
4.13%, 01/15/2026	449,000	441,628
3.85%, 04/01/2027	677,000	649,428
Vereit Operating Partnership LP
4.60%, 02/06/2024	1,550,000	1,550,016
4.88%, 06/01/2026	700,000	697,633
Vornado Realty LP
3.50%, 01/15/2025	800,000	765,654
Voya Financial, Inc.
5.50%, 07/15/2022	8,000,000	8,525,567
3.13%, 07/15/2024	1,600,000	1,510,830
3.65%, 06/15/2026	200,000	189,120
WEA Finance LLC / Westfield UK & Europe Finance Plc
3.25%, 10/05/2020 (2)	6,000,000	5,987,791
Wells Fargo & Co.
2.15%, 01/30/2020	4,105,000	4,043,720
3.50%, 03/08/2022	1,929,000	1,922,200
3.07%, 01/24/2023	2,655,000	2,580,982
3.30%, 09/09/2024	1,900,000	1,834,781
3.00%, 02/19/2025	4,075,000	3,842,592
3.55%, 09/29/2025	700,000	678,348
3.00%, 04/22/2026	6,300,000	5,855,970
4.10%, 06/03/2026	3,749,000	3,672,418
4.30%, 07/22/2027	729,000	718,152
5.61%, 01/15/2044	317,000	340,797
4.65%, 11/04/2044	675,000	642,532
4.90%, 11/17/2045	3,231,000	3,199,768
4.75%, 12/07/2046	1,857,000	1,795,557
Wells Fargo Bank NA
2.60%, 01/15/2021	2,000,000	1,968,306
Welltower, Inc.
4.50%, 01/15/2024	461,000	468,599
4.00%, 06/01/2025	400,000	392,176
4.25%, 04/15/2028	500,000	491,110

Westpac Banking Corp.
4.88%, 11/19/2019	1,105,000	1,131,583
2.00%, 03/03/2020 (2)	1,349,000	1,327,187
2.75%, 01/11/2023	1,000,000	953,374
3.40%, 01/25/2028	1,200,000	1,142,689
4.32% (5 Year Mid Swap Rate USD + 2.24%), 11/23/2031 (1)	1,500,000	1,444,761
Willis North America, Inc.
7.00%, 09/29/2019	537,000	560,388
WR Berkley Co.
4.75%, 08/01/2044	3,445,000	3,527,943
XLIT Ltd.
2.30%, 12/15/2018	4,375,000	4,357,370
5.25%, 12/15/2043	2,700,000	2,966,738

		1,938,324,174

Industrials - 1.63%
ABB Finance USA, Inc.
2.88%, 05/08/2022	241,000	236,637
3.80%, 04/03/2028	855,000	861,188
4.38%, 05/08/2042	107,000	109,662
Acuity Brands Lighting, Inc.
6.00%, 12/15/2019	451,000	468,241
Airbus Group Finance BV
2.70%, 04/17/2023 (2)	376,000	363,175
Airbus SE
3.15%, 04/10/2027 (2)	736,000	703,463
3.95%, 04/10/2047 (2)	150,000	147,027
Allegion US Holding Co., Inc.
3.20%, 10/01/2024	2,000,000	1,891,200
Amphenol Corp.
3.20%, 04/01/2024	8,135,000	7,845,042
Arrow Electronics, Inc.
3.50%, 04/01/2022	965,000	951,427
3.25%, 09/08/2024	219,000	204,637
3.88%, 01/12/2028	221,000	207,017
Aviation Capital Group LLC
3.88%, 05/01/2023 (2)	780,000	777,474
3.50%, 11/01/2027 (2)	700,000	640,704
BAE Systems Holdings, Inc.
6.38%, 06/01/2019 (2)	243,000	250,294
3.80%, 10/07/2024 (2)	770,000	768,168
3.85%, 12/15/2025 (2)	500,000	494,075

BAE Systems Plc
5.80%, 10/11/2041 (2)	550,000	642,654
Boeing Co.
4.88%, 02/15/2020	52,000	53,702
Burlington Northern Santa Fe LLC
3.45%, 09/15/2021	215,000	216,566
3.05%, 03/15/2022	440,000	435,582
3.00%, 03/15/2023	206,000	202,114
6.70%, 08/01/2028	62,000	75,273
7.29%, 06/01/2036	134,000	183,930
6.15%, 05/01/2037	320,000	394,065
5.75%, 05/01/2040	373,000	441,663
5.40%, 06/01/2041	542,000	620,887
4.38%, 09/01/2042	462,000	465,649
5.15%, 09/01/2043	389,000	430,818
4.15%, 04/01/2045	1,825,000	1,778,085
4.05%, 06/15/2048	1,000,000	966,073
Canadian Pacific Railway Co.
4.50%, 01/15/2022	1,200,000	1,239,799
2.90%, 02/01/2025	644,000	612,929
7.13%, 10/15/2031	155,000	196,408
6.13%, 09/15/2115	678,000	813,731
Carlisle Co., Inc.
3.50%, 12/01/2024	3,025,000	2,918,503
Caterpillar Financial Services Co.
7.15%, 02/15/2019	62,000	63,723
2.75%, 08/20/2021	420,000	414,303
1.93%, 10/01/2021	445,000	427,307
2.85%, 06/01/2022	446,000	438,040
3.45%, 05/15/2023	9,639,000	9,671,387
3.75%, 11/24/2023	2,825,000	2,866,296
3.25%, 12/01/2024	1,429,000	1,404,389
2.40%, 08/09/2026	700,000	637,743
Caterpillar, Inc.
2.60%, 06/26/2022	220,000	213,958
CH Robinson Worldwide, Inc.
4.20%, 04/15/2028	6,000,000	5,891,679

CRH America Finance, Inc.
3.40%, 05/09/2027 (2)	200,000	188,176
CRH America, Inc.
3.88%, 05/18/2025 (2)	354,000	349,049
5.13%, 05/18/2045 (2)	230,000	235,608
CSX Co.
4.25%, 06/01/2021	205,000	210,329
3.40%, 08/01/2024	300,000	294,654
5.50%, 04/15/2041	402,000	445,477
4.75%, 05/30/2042	175,000	178,323
4.65%, 03/01/2068	2,000,000	1,882,850
Eaton Co.
7.63%, 04/01/2024	206,000	242,610
4.00%, 11/02/2032	143,000	142,268
5.80%, 03/15/2037	500,000	579,224
Embraer Netherlands Finance BV
5.05%, 06/15/2025	1,300,000	1,317,713
Federal Express Co. 1998 Pass Through Trust
6.85%, 01/15/2019	225,317	229,364
6.72%, 01/15/2022	135,124	141,713
FedEx Corp.
3.90%, 02/01/2035	414,000	386,919
4.10%, 04/15/2043	86,000	78,355
FLIR Systems, Inc.
3.13%, 06/15/2021	3,025,000	2,991,622
General Dynamics Corp.
3.38%, 05/15/2023	9,339,000	9,354,711
General Electric Capital Co.
6.00%, 08/07/2019	157,000	162,138
2.10%, 12/11/2019	152,000	150,325
5.50%, 01/08/2020	581,000	602,132
5.55%, 05/04/2020	191,000	199,061
4.38%, 09/16/2020	426,000	436,793
5.30%, 02/11/2021	184,000	192,392
3.45%, 05/15/2024	830,000	813,206
5.88%, 01/14/2038	289,000	327,924
General Electric Co.
4.65%, 10/17/2021	514,000	534,486
2.70%, 10/09/2022	175,000	169,291
Harris Corp.
3.83%, 04/27/2025	1,820,000	1,784,033
4.85%, 04/27/2035	1,000,000	1,019,875

Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/2019 (2)	148,000	153,382
Illinois Tool Works, Inc.
1.95%, 03/01/2019	167,000	166,210
4.88%, 09/15/2041	87,000	97,546
3.90%, 09/01/2042	1,267,000	1,241,837
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/2020	360,000	356,947
JB Hunt Transport Services, Inc.
3.85%, 03/15/2024	650,000	647,773
John Deere Capital Co.
1.60%, 07/13/2018	315,000	314,923
1.70%, 01/15/2020	123,000	120,923
2.05%, 03/10/2020	300,000	295,577
2.45%, 09/11/2020	335,000	330,247
3.15%, 10/15/2021	257,000	257,508
2.70%, 01/06/2023	10,324,000	10,071,718
2.80%, 01/27/2023	373,000	364,545
2.65%, 06/24/2024	1,000,000	952,210
2.80%, 09/08/2027	700,000	653,191
Johnson Controls International Plc
4.25%, 03/01/2021	344,000	351,689
3.75%, 12/01/2021	475,000	478,954
3.63%, 07/02/2024 (8)	161,000	158,690
6.00%, 01/15/2036	107,000	122,960
5.25%, 12/01/2041	722,000	747,633
5.13%, 09/14/2045	205,000	212,214
4.95%, 07/02/2064 (8)	1,380,000	1,311,175
Keysight Technologies, Inc.
4.60%, 04/06/2027	8,000,000	8,032,567
Lockheed Martin Co.
2.50%, 11/23/2020	7,436,000	7,335,076
3.10%, 01/15/2023	346,000	341,410
4.07%, 12/15/2042	462,000	444,029
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	1,705,000	1,719,784
3.45%, 06/01/2027	811,000	754,192
3.50%, 12/15/2027	9,765,000	9,057,382
6.25%, 05/01/2037	107,000	119,855

Masco Corp.
6.50%, 08/15/2032	1,240,000	1,384,191
MeadWestvaco Co.
7.38%, 09/01/2019	3,300,000	3,458,918
9.75%, 06/15/2020	17,000	18,851
8.20%, 01/15/2030	537,000	709,765
Mexico City Airport Trust
5.50%, 07/31/2047 (2)	410,000	365,310
Norfolk Southern Co.
3.25%, 12/01/2021	570,000	568,754
2.90%, 02/15/2023	294,000	287,298
5.59%, 05/17/2025	6,000	6,577
7.80%, 05/15/2027	1,705,000	2,147,212
3.95%, 10/01/2042	332,000	308,541
4.80%, 08/15/2043	1,273,000	1,311,646
3.94%, 11/01/2047	2,186,000	2,024,871
4.05%, 08/15/2052	1,100,000	1,002,259
Northrop Grumman Corp.
3.20%, 02/01/2027	849,000	799,791
3.25%, 01/15/2028	10,961,000	10,312,629
7.75%, 02/15/2031	206,000	275,680
3.85%, 04/15/2045	195,000	176,766
Nvent Finance Sarl
4.55%, 04/15/2028 (2)	3,625,000	3,555,358
Owens Corning
4.40%, 01/30/2048	2,446,000	2,040,645
Pactiv LLC
7.95%, 12/15/2025	34,000	37,230
Parker-Hannifin Co.
3.30%, 11/21/2024	149,000	146,614
4.45%, 11/21/2044	333,000	347,236
4.10%, 03/01/2047	583,000	573,413
Penske Truck Leasing Co. LP / PTL Finance Corp.
2.88%, 07/17/2018 (2)	431,000	431,055
2.50%, 06/15/2019 (2)	184,000	182,984
3.38%, 02/01/2022 (2)	2,011,000	1,981,633
2.70%, 03/14/2023 (2)	220,000	208,854
3.95%, 03/10/2025 (2)	7,000,000	6,917,109
Precision Castparts Co.
3.25%, 06/15/2025	880,000	856,120
4.20%, 06/15/2035	75,000	76,088
4.38%, 06/15/2045	415,000	434,832

Republic Services, Inc.
5.25%, 11/15/2021	2,795,000	2,948,011
3.55%, 06/01/2022	496,000	499,040
2.90%, 07/01/2026	245,000	227,437
Rockwell Collins, Inc.
2.80%, 03/15/2022	8,800,000	8,572,766
3.20%, 03/15/2024	409,000	393,865
4.35%, 04/15/2047	259,000	247,818
Roper Technologies, Inc.
3.00%, 12/15/2020	208,000	206,575
Ryder System, Inc.
2.50%, 05/11/2020	1,020,000	1,007,916
2.88%, 09/01/2020	345,000	341,199
Siemens Financieringsmaatschappij NV
2.90%, 05/27/2022 (2)	553,000	544,383
3.13%, 03/16/2024 (2)	800,000	780,950
2.35%, 10/15/2026 (2)	700,000	629,729
4.40%, 05/27/2045 (2)	513,000	527,079
4.20%, 03/16/2047 (2)	1,190,000	1,203,421
Spirit AeroSystems, Inc.
3.95%, 06/15/2023	4,944,000	4,967,810
Textron, Inc.
3.65%, 03/01/2021	11,600,000	11,643,370
3.65%, 03/15/2027	4,975,000	4,743,341
Timken Co./The
3.88%, 09/01/2024	1,000,000	989,111
TTX Co.
2.25%, 02/01/2019 (2)	3,375,000	3,360,145
3.60%, 01/15/2025 (2)	2,000,000	1,959,282
3.90%, 02/01/2045 (2)	4,000,000	3,755,200
Tyco Electronics Group SA
2.38%, 12/17/2018	7,025,000	7,013,629
Union Pacific Corp.
3.50%, 06/08/2023	8,896,000	8,899,035
3.95%, 09/10/2028	7,656,000	7,689,392
4.50%, 09/10/2048	4,380,000	4,419,546
4.10%, 09/15/2067	200,000	175,298

Union Pacific Railroad Co. 2003 Pass Through Trust
4.70%, 01/02/2024	13,392	13,785
United Parcel Service of America, Inc.
8.38%, 04/01/2020	243,000	265,077
2.45%, 10/01/2022	186,000	180,174
8.38%, 04/01/2030 (8)	83,000	112,733
United Technologies Co.
3.10%, 06/01/2022	524,000	517,481
4.50%, 06/01/2042	693,000	684,316
4.15%, 05/15/2045	785,000	728,540
Vulcan Materials Co.
4.70%, 03/01/2048 (2)	2,054,000	1,917,660
Wabtec Corp.
4.38%, 08/15/2023	322,000	322,524
3.45%, 11/15/2026	5,000,000	4,618,495
WestRock Co.
3.00%, 09/15/2024 (2)	1,200,000	1,137,148
3.75%, 03/15/2025 (2)	1,300,000	1,275,285
Xylem, Inc./NY
3.25%, 11/01/2026	1,192,000	1,120,158

		258,076,409

Real Estate - 0.03%
American Tower Corp.
3.50%, 01/31/2023	341,000	335,329
3.38%, 10/15/2026	506,000	468,178
HCP, Inc.
3.88%, 08/15/2024	1,981,000	1,936,565
Realty Income Corp.
3.25%, 10/15/2022	1,490,000	1,466,830
Weyerhaeuser Co.
7.38%, 03/15/2032	500,000	635,254

		4,842,156

Technology - 1.19%
Analog Devices, Inc.
3.13%, 12/05/2023	476,000	461,989
4.50%, 12/05/2036	1,020,000	1,015,860
Apple, Inc.
2.15%, 02/09/2022	1,200,000	1,162,441
2.40%, 05/03/2023	322,000	310,115
3.00%, 02/09/2024	7,719,000	7,557,266
3.45%, 05/06/2024	795,000	794,600

2.85%, 05/11/2024	1,333,000	1,290,033
2.75%, 01/13/2025	1,000,000	956,914
3.20%, 05/13/2025	1,010,000	986,907
2.45%, 08/04/2026	1,111,000	1,019,353
3.35%, 02/09/2027	2,020,000	1,971,792
3.20%, 05/11/2027	743,000	716,696
3.00%, 06/20/2027	1,462,000	1,389,085
2.90%, 09/12/2027	1,643,000	1,544,626
4.50%, 02/23/2036	723,000	775,367
3.45%, 02/09/2045	500,000	446,476
4.65%, 02/23/2046	5,498,000	5,918,154
3.85%, 08/04/2046	4,061,000	3,827,020
3.75%, 09/12/2047	2,300,000	2,153,677
Dell International LLC / EMC Corp.
3.48%, 06/01/2019 (2)	7,485,000	7,503,896
5.45%, 06/15/2023 (2)	5,041,000	5,272,055
Dell, Inc.
7.10%, 04/15/2028	196,000	210,210
Diamond 1 Finance Co. / Diamond 2 Finance Co.
6.02%, 06/15/2026 (2)	2,361,000	2,482,055
8.10%, 07/15/2036 (2)	3,003,000	3,506,616
DXC Technology Co.
2.88%, 03/27/2020	5,285,000	5,246,959
4.25%, 04/15/2024	9,435,000	9,421,039
4.75%, 04/15/2027	1,500,000	1,514,958
7.45%, 10/15/2029	250,000	303,024
Fidelity National Information Services, Inc.
3.63%, 10/15/2020	2,231,000	2,245,422
3.50%, 04/15/2023	1,281,000	1,265,659
3.88%, 06/05/2024	582,000	580,003
3.00%, 08/15/2026	1,300,000	1,190,486
4.75%, 05/15/2048	1,675,000	1,616,802
Fiserv, Inc.
4.63%, 10/01/2020	215,000	220,837
4.75%, 06/15/2021	5,231,000	5,439,330
3.85%, 06/01/2025	5,000,000	4,978,283
Hewlett Packard Enterprise Co.
2.10%, 10/04/2019 (2)	3,300,000	3,258,375
4.40%, 10/15/2022	7,500,000	7,685,724

IBM Credit LLC
2.65%, 02/05/2021	1,200,000	1,188,204
3.00%, 02/06/2023	1,700,000	1,661,872
Intel Corp.
3.70%, 07/29/2025	456,000	458,842
4.00%, 12/15/2032	1,195,000	1,225,908
3.73%, 12/08/2047	1,035,000	974,240
International Business Machines Co.
7.63%, 10/15/2018	872,000	884,414
2.25%, 02/19/2021	1,670,000	1,633,905
6.22%, 08/01/2027	68,000	80,725
6.50%, 01/15/2028	120,000	145,568
Maxim Integrated Products, Inc.
2.50%, 11/15/2018	4,200,000	4,198,611
Microchip Technology, Inc.
3.92%, 06/01/2021 (2)	4,284,000	4,290,791
4.33%, 06/01/2023 (2)	6,833,000	6,842,315
Microsoft Corp.
2.38%, 05/01/2023	744,000	718,595
2.88%, 02/06/2024	2,068,000	2,023,778
2.40%, 08/08/2026	600,000	554,826
3.30%, 02/06/2027	892,000	880,344
3.50%, 02/12/2035	318,000	307,942
4.20%, 11/03/2035	231,000	242,748
4.10%, 02/06/2037	1,468,000	1,528,458
4.50%, 10/01/2040	125,000	134,568
4.45%, 11/03/2045	8,711,000	9,355,605
3.70%, 08/08/2046	2,503,000	2,429,600
4.00%, 02/12/2055	1,513,000	1,508,324
4.75%, 11/03/2055	408,000	463,396
3.95%, 08/08/2056	264,000	260,343
4.50%, 02/06/2057	8,636,000	9,365,466
Oracle Co.
5.00%, 07/08/2019	547,000	559,512
2.80%, 07/08/2021	766,000	760,664
2.40%, 09/15/2023	757,000	713,817
3.40%, 07/08/2024	2,000,000	1,980,663
2.95%, 11/15/2024	1,500,000	1,445,541
2.95%, 05/15/2025	2,000,000	1,909,262
4.30%, 07/08/2034	5,981,000	6,093,264
3.90%, 05/15/2035	2,000,000	1,937,832

3.80%, 11/15/2037	7,565,000	7,150,833
6.13%, 07/08/2039	265,000	324,860
5.38%, 07/15/2040	1,021,000	1,150,954
4.38%, 05/15/2055	400,000	390,392
Qualcomm, Inc.
2.60%, 01/30/2023	139,000	132,813
2.90%, 05/20/2024	1,200,000	1,133,673
3.25%, 05/20/2027	1,003,000	937,361
4.30%, 05/20/2047	7,000,000	6,506,881
Texas Instruments, Inc.
1.65%, 08/03/2019	434,000	428,676
VMware, Inc.
2.95%, 08/21/2022	2,321,000	2,226,624
Xerox Co.
2.75%, 09/01/2020	1,268,000	1,242,060

		188,625,174

Utilities - 2.74%
AEP Texas, Inc.
3.80%, 10/01/2047	3,715,000	3,453,278
AEP Transmission Co. LLC
4.00%, 12/01/2046	2,020,000	1,970,673
3.75%, 12/01/2047	2,600,000	2,413,432
Alabama Power Co.
2.80%, 04/01/2025	2,025,000	1,914,145
6.13%, 05/15/2038	219,000	274,724
6.00%, 03/01/2039	89,000	110,281
4.10%, 01/15/2042	233,000	229,264
4.15%, 08/15/2044	205,000	202,161
3.75%, 03/01/2045	182,000	169,305
Alliant Energy Finance LLC
3.75%, 06/15/2023 (2)	6,038,000	6,034,813
4.25%, 06/15/2028 (2)	1,977,000	1,975,682
American Transmission Systems, Inc.
5.25%, 01/15/2022 (2)	4,439,000	4,666,003
American Water Capital Co.
3.85%, 03/01/2024	500,000	506,362
3.40%, 03/01/2025	592,000	583,770
6.59%, 10/15/2037	386,000	506,305
4.00%, 12/01/2046	2,350,000	2,285,498

Appalachian Power Co.
6.70%, 08/15/2037	430,000	557,708
4.45%, 06/01/2045	5,124,000	5,264,358
Arizona Public Service Co.
8.75%, 03/01/2019	91,000	94,464
2.20%, 01/15/2020	167,000	164,893
3.35%, 06/15/2024	676,000	667,838
5.05%, 09/01/2041	349,000	390,061
3.75%, 05/15/2046	2,290,000	2,136,472
Atmos Energy Co.
8.50%, 03/15/2019	71,000	73,691
4.15%, 01/15/2043	830,000	834,494
4.13%, 10/15/2044	1,860,000	1,875,696
Ausgrid Finance Pty Ltd.
4.35%, 08/01/2028 (2)	10,275,000	10,319,271
Avangrid, Inc.
3.15%, 12/01/2024	610,000	586,518
Baltimore Gas & Electric Co.
2.80%, 08/15/2022	509,000	497,348
3.50%, 08/15/2046	375,000	335,237
Berkshire Hathaway Energy Co.
2.40%, 02/01/2020	409,000	405,656
2.38%, 01/15/2021	5,888,000	5,764,982
3.50%, 02/01/2025	625,000	620,272
6.13%, 04/01/2036	366,000	450,821
Boston Gas Co.
4.49%, 02/15/2042 (2)	253,000	260,423
Brooklyn Union Gas Co.
4.50%, 03/10/2046 (2)	2,000,000	2,062,348
4.27%, 03/15/2048 (2)	1,100,000	1,092,223
CenterPoint Energy Houston Electric LLC
3.95%, 03/01/2048	717,000	703,155
CenterPoint Energy Resources Co.
4.50%, 01/15/2021	158,000	161,457
China Southern Power Grid International Finance BVI Co. Ltd.
3.50%, 05/08/2027 (2)	1,910,000	1,819,442
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028 (2)	1,333,000	1,263,629
CMS Energy Co.
3.88%, 03/01/2024	550,000	551,407
3.00%, 05/15/2026	110,000	102,763
2.95%, 02/15/2027	348,000	318,279
3.45%, 08/15/2027	350,000	333,971

Consumers Energy Co.
4.35%, 08/31/2064	191,000	190,313
Comision Federal de Electricidad
4.88%, 05/26/2021 (2)	551,000	557,887
4.88%, 01/15/2024 (2)	1,572,000	1,579,860
Commonwealth Edison Co.
3.65%, 06/15/2046	364,000	335,294
3.75%, 08/15/2047	1,000,000	935,781
4.00%, 03/01/2048	7,177,000	7,014,316
Connecticut Light & Power Co.
3.20%, 03/15/2027	600,000	575,270
4.00%, 04/01/2048	472,000	469,243
Consolidated Edison Co. of New York, Inc.
5.70%, 06/15/2040	318,000	378,622
3.85%, 06/15/2046	2,940,000	2,753,343
4.30%, 12/01/2056	3,050,000	2,973,839
4.50%, 05/15/2058	2,134,000	2,119,023
Consumers Energy Co.
5.65%, 04/15/2020	144,000	150,733
2.85%, 05/15/2022	155,000	152,705
3.25%, 08/15/2046	190,000	166,042
Delmarva Power & Light Co.
4.00%, 06/01/2042	170,000	163,705
4.15%, 05/15/2045	1,600,000	1,590,204
Dominion Energy, Inc.
2.96%, 07/01/2019 (8)	6,539,000	6,524,447
2.75%, 01/15/2022	529,000	513,023
2.85%, 08/15/2026	304,000	275,280
5.25%, 08/01/2033	1,161,000	1,237,673
7.00%, 06/15/2038	124,000	158,974
4.90%, 08/01/2041	212,000	219,208
Dominion Gas Holdings LLC
2.50%, 12/15/2019	1,528,000	1,513,877
2.80%, 11/15/2020	264,000	260,621
4.60%, 12/15/2044	1,300,000	1,282,191
DTE Energy Co.
2.40%, 12/01/2019	278,000	274,737
2.65%, 06/15/2022	194,000	188,942

3.85%, 12/01/2023	292,000	292,274
3.50%, 06/01/2024	692,000	676,421
3.70%, 03/15/2045	463,000	434,473
4.05%, 05/15/2048	2,167,000	2,158,240
Duke Energy Carolinas LLC
4.30%, 06/15/2020	205,000	208,579
3.05%, 03/15/2023	1,000,000	987,913
6.00%, 12/01/2028	235,000	273,462
6.00%, 01/15/2038	161,000	198,431
6.05%, 04/15/2038	72,000	89,352
4.25%, 12/15/2041	141,000	143,568
3.95%, 03/15/2048	1,345,000	1,304,174
Duke Energy Corp.
3.55%, 09/15/2021	306,000	307,231
3.75%, 09/01/2046	9,300,000	8,232,375
3.95%, 08/15/2047	6,740,000	6,146,643
Duke Energy Florida LLC
2.10%, 12/15/2019	2,823,000	2,806,177
Duke Energy Indiana LLC
3.75%, 05/15/2046	600,000	566,439
Duke Energy Indiana, Inc.
3.75%, 07/15/2020	398,000	403,262
6.35%, 08/15/2038	320,000	415,881
Duke Energy Progress LLC
5.30%, 01/15/2019	206,000	209,730
3.00%, 09/15/2021	372,000	371,864
2.80%, 05/15/2022	335,000	330,607
3.25%, 08/15/2025	158,000	154,289
4.10%, 05/15/2042	217,000	215,813
4.10%, 03/15/2043	181,000	181,205
4.38%, 03/30/2044	132,000	136,580
4.15%, 12/01/2044	129,000	127,204
4.20%, 08/15/2045	325,000	325,309
3.70%, 10/15/2046	506,000	465,280
Edison International
2.95%, 03/15/2023	400,000	384,143
4.13%, 03/15/2028	530,000	521,633
EDP Finance BV
3.63%, 07/15/2024 (2)	700,000	670,237

Electricite de France SA
2.15%, 01/22/2019 (2)	3,558,000	3,547,282
4.75%, 10/13/2035 (2)	5,000,000	5,173,149
6.00%, 01/22/2114 (2)	1,035,000	1,078,822
Emera U.S.Finance LP
3.55%, 06/15/2026	3,895,000	3,666,131
Enel Finance International NV
3.63%, 05/25/2027 (2)	10,045,000	9,184,885
3.50%, 04/06/2028 (2)	900,000	808,388
6.00%, 10/07/2039 (2)	307,000	340,964
4.75%, 05/25/2047 (2)	5,575,000	5,267,269
Entergy Arkansas, Inc.
3.50%, 04/01/2026	307,000	303,460
Entergy Corp.
2.95%, 09/01/2026	310,000	283,047
Entergy Louisiana LLC
2.40%, 10/01/2026	650,000	589,354
3.12%, 09/01/2027	370,000	351,048
3.05%, 06/01/2031	440,000	404,358
4.00%, 03/15/2033	2,610,000	2,610,949
Entergy Mississippi, Inc.
2.85%, 06/01/2028	497,000	456,268
Eversource Energy
2.75%, 03/15/2022	8,563,000	8,347,479
Exelon Co.
3.50%, 06/01/2022	10,180,000	10,069,751
4.95%, 06/15/2035	1,500,000	1,578,127
Exelon Generation Co. LLC
5.20%, 10/01/2019	4,525,000	4,631,192
3.40%, 03/15/2022	1,180,000	1,171,866
4.25%, 06/15/2022	313,000	320,285
6.25%, 10/01/2039	300,000	318,598
5.75%, 10/01/2041	192,000	192,031
FirstEnergy Corp.
3.90%, 07/15/2027	2,333,000	2,262,412
4.85%, 07/15/2047	263,000	268,695
FirstEnergy Transmission LLC
5.45%, 07/15/2044 (2)	3,778,000	4,225,316
Florida Power & Light Co.
5.63%, 04/01/2034	57,000	66,586
5.40%, 09/01/2035	700,000	798,443
5.95%, 02/01/2038	103,000	128,649
4.13%, 06/01/2048	2,250,000	2,272,283

Fortis, Inc.
3.06%, 10/04/2026	14,914,000	13,583,331
Georgia Power Co.
3.25%, 04/01/2026	147,000	140,318
Great Plains Energy, Inc.
4.85%, 06/01/2021	156,000	160,130
Hydro-Quebec
9.40%, 02/01/2021	186,000	214,572
8.40%, 01/15/2022	826,000	956,871
8.05%, 07/07/2024	638,000	788,410
Indiana Michigan Power Co.
7.00%, 03/15/2019	112,000	115,304
3.20%, 03/15/2023	991,000	974,907
Israel Electric Corp. Ltd.
9.38%, 01/28/2020 (2)	4,648,000	5,042,569
ITC Holdings Corp.
2.70%, 11/15/2022	5,908,000	5,687,813
Jersey Central Power & Light Co.
7.35%, 02/01/2019	3,758,000	3,847,421
4.70%, 04/01/2024 (2)	11,619,000	12,144,251
4.30%, 01/15/2026 (2)	740,000	748,491
6.15%, 06/01/2037	400,000	476,156
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	445,270	463,477
Kansas City Power & Light Co.
3.15%, 03/15/2023	375,000	366,005
5.30%, 10/01/2041	1,032,000	1,162,453
4.20%, 03/15/2048	500,000	491,055
KeySpan Gas East Corp.
2.74%, 08/15/2026 (2)	538,000	497,708
Korea Gas Co.
4.25%, 11/02/2020 (2)	279,000	284,033
1.88%, 07/18/2021 (2)	588,000	558,909
Korea Hydro & Nuclear Power Co. Ltd.
2.88%, 10/02/2018 (2)	4,000,000	3,996,000
Korea Southern Power Co. Ltd.
3.00%, 01/29/2021 (2)	2,868,000	2,826,204

Massachusetts Electric Co.
4.00%, 08/15/2046 (2)	624,000	595,193
Mega Advance Investments Ltd.
5.00%, 05/12/2021 (2)	591,000	606,165
MidAmerican Energy Co.
3.50%, 10/15/2024	317,000	318,234
3.10%, 05/01/2027	696,000	669,539
Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028 (2)	9,900,000	9,894,589
Nevada Power Co.
6.50%, 08/01/2018	232,000	232,665
7.13%, 03/15/2019	188,000	193,808
5.38%, 09/15/2040	261,000	304,198
5.45%, 05/15/2041	386,000	441,747
New England Power Co.
3.80%, 12/05/2047 (2)	6,995,000	6,686,811
New York State Electric & Gas Corp.
3.25%, 12/01/2026 (2)	804,000	771,429
NextEra Energy Capital Holdings, Inc.
2.40%, 09/15/2019	487,000	483,173
2.70%, 09/15/2019	4,684,000	4,660,441
3.55%, 05/01/2027	403,000	387,229
Niagara Mohawk Power Co.
4.88%, 08/15/2019 (2)	168,000	171,148
3.51%, 10/01/2024 (2)	258,000	257,818
NiSource, Inc.
3.85%, 02/15/2023	283,000	284,781
3.65%, 06/15/2023 (2)	3,575,000	3,570,108
6.25%, 12/15/2040	550,000	651,458
5.80%, 02/01/2042	774,000	889,777
3.95%, 03/30/2048	4,480,000	4,139,297
Northern States Power Co./MN
6.25%, 06/01/2036	458,000	569,238
4.13%, 05/15/2044	1,480,000	1,488,556
3.60%, 09/15/2047	2,395,000	2,205,826
Ohio Power Co.
5.38%, 10/01/2021	65,000	69,223
4.15%, 04/01/2048	1,190,000	1,195,730
Oncor Electric Delivery Co. LLC
6.80%, 09/01/2018	635,000	638,990
7.00%, 09/01/2022	124,000	141,221

Pacific Gas & Electric Co.
3.25%, 09/15/2021	146,000	142,168
2.45%, 08/15/2022	581,000	538,748
3.25%, 06/15/2023	206,000	196,626
3.40%, 08/15/2024	14,420,000	13,473,285
3.50%, 06/15/2025	547,000	510,296
2.95%, 03/01/2026	194,000	173,048
6.05%, 03/01/2034	146,000	157,661
4.50%, 12/15/2041	749,000	673,051
4.45%, 04/15/2042	194,000	175,803
4.00%, 12/01/2046	358,000	308,524
PacifiCo.
5.65%, 07/15/2018	294,000	294,307
5.50%, 01/15/2019	26,000	26,386
2.95%, 02/01/2022	103,000	101,902
PECO Energy Co.
2.38%, 09/15/2022	578,000	557,982
4.15%, 10/01/2044	353,000	354,489
3.70%, 09/15/2047	2,120,000	1,991,666
Pennsylvania Electric Co.
3.25%, 03/15/2028 (2)	2,386,000	2,223,747
Pepco Holdings LLC
7.45%, 08/15/2032	222,000	273,661
Pinnacle West Capital Corp.
2.25%, 11/30/2020	3,954,000	3,858,669
PNM Resources, Inc.
3.25%, 03/09/2021	165,000	163,728
Potomac Electric Power Co.
6.50%, 11/15/2037	136,000	176,326
PPL Capital Funding, Inc.
4.00%, 09/15/2047	200,000	182,700
PPL Electric Utilities Co.
2.50%, 09/01/2022	178,000	171,292
4.13%, 06/15/2044	208,000	207,388
Progress Energy, Inc.
7.05%, 03/15/2019	4,553,000	4,683,595
4.40%, 01/15/2021	390,000	398,334
3.15%, 04/01/2022	389,000	383,741
7.75%, 03/01/2031	7,346,000	9,774,454

PSEG Power LLC
5.13%, 04/15/2020	430,000	443,486
3.00%, 06/15/2021	2,310,000	2,284,030
4.15%, 09/15/2021	332,000	338,375
8.63%, 04/15/2031	130,000	170,373
Public Service Co. of Colorado
5.80%, 08/01/2018	28,000	28,071
3.20%, 11/15/2020	120,000	120,143
3.55%, 06/15/2046	353,000	319,892
4.10%, 06/15/2048	2,515,000	2,526,233
Public Service Co. of New Hampshire
3.50%, 11/01/2023	101,000	100,948
Public Service Co. of Oklahoma
5.15%, 12/01/2019	143,000	146,781
4.40%, 02/01/2021	203,000	208,981
6.63%, 11/15/2037	649,000	830,120
Public Service Electric & Gas Co.
1.80%, 06/01/2019	85,000	84,268
3.15%, 08/15/2024	1,000,000	970,898
5.38%, 11/01/2039	117,000	137,920
3.60%, 12/01/2047	1,605,000	1,476,186
Puget Energy, Inc.
3.65%, 05/15/2025	1,200,000	1,167,487
RGS I&M Funding Co.
9.82%, 06/07/2022	85,737	98,187
San Diego Gas & Electric Co.
6.00%, 06/01/2026	213,000	241,160
5.35%, 05/15/2040	3,430,000	3,997,056
3.95%, 11/15/2041	310,000	303,859
Sempra Energy
9.80%, 02/15/2019	5,218,000	5,429,552
2.88%, 10/01/2022	361,000	349,671
4.05%, 12/01/2023	10,325,000	10,451,885
3.55%, 06/15/2024	709,000	694,080
3.25%, 06/15/2027	600,000	558,832
3.40%, 02/01/2028	4,233,000	3,969,684
6.00%, 10/15/2039	4,641,000	5,497,461
South Carolina Electric & Gas Co.
6.63%, 02/01/2032	500,000	588,595
5.30%, 05/15/2033	225,000	239,040
6.05%, 01/15/2038	400,000	453,708
5.50%, 12/15/2039	250,000	261,126

Southern California Edison Co.
5.50%, 08/15/2018	144,000	144,474
3.88%, 06/01/2021	102,000	103,584
1.85%, 02/01/2022	192,000	187,253
3.50%, 10/01/2023	328,000	327,247
3.65%, 03/01/2028	1,200,000	1,171,606
5.95%, 02/01/2038	67,000	81,049
6.05%, 03/15/2039	253,000	302,914
3.90%, 12/01/2041	392,000	363,016
4.13%, 03/01/2048	4,674,000	4,418,405
Southern Co.
2.15%, 09/01/2019	555,000	550,142
3.25%, 07/01/2026	218,000	204,560
4.40%, 07/01/2046	4,709,000	4,593,474
Southern Co. Gas Capital Corp.
3.50%, 09/15/2021	530,000	530,048
2.45%, 10/01/2023	230,000	216,192
3.25%, 06/15/2026	225,000	213,466
5.88%, 03/15/2041	1,210,000	1,404,932
4.40%, 06/01/2043	160,000	156,646
3.95%, 10/01/2046	282,000	259,104
Southern Power Co.
5.15%, 09/15/2041	746,000	757,705
Southwest Gas Corp.
3.80%, 09/29/2046	508,000	479,608
Southwestern Electric Power Co.
6.45%, 01/15/2019	320,000	326,233
Southwestern Public Service Co.
4.50%, 08/15/2041	350,000	363,609
State Grid Overseas Investment 2014 Ltd.
2.75%, 05/07/2019 (2)	4,240,000	4,226,331
Talent Yield Investments Ltd.
4.50%, 04/25/2022 (2)	715,000	723,523
Toledo Edison Co./The
6.15%, 05/15/2037	680,000	828,496
Tri-State Generation & Transmission Association, Inc.
4.25%, 06/01/2046	371,000	349,839
Union Electric Co.
2.95%, 06/15/2027	715,000	674,367
3.65%, 04/15/2045	1,370,000	1,276,685

Virginia Electric & Power Co.
2.95%, 01/15/2022	80,000	79,109
2.75%, 03/15/2023	159,000	154,083
3.45%, 02/15/2024	191,000	189,455
3.50%, 03/15/2027	4,955,000	4,861,400
3.80%, 04/01/2028	670,000	665,837
4.65%, 08/15/2043	3,500,000	3,647,622
4.45%, 02/15/2044	126,000	128,004
WEC Energy Group, Inc.
3.55%, 06/15/2025	865,000	849,157
Westar Energy, Inc.
4.13%, 03/01/2042	4,175,000	4,160,451
Wisconsin Electric Power Co.
2.95%, 09/15/2021	27,000	26,835
3.10%, 06/01/2025	285,000	275,555
Xcel Energy, Inc.
4.70%, 05/15/2020	62,000	63,332
2.40%, 03/15/2021	250,000	244,261
3.35%, 12/01/2026	5,105,000	4,899,333
6.50%, 07/01/2036	131,000	167,923
4.80%, 09/15/2041	95,000	101,310

		432,470,222

Total Corporate Bonds		$4,763,090,632

Government Related - 21.74%
Abu Dhabi Government International Bond
3.13%, 10/11/2027 (2)	$10,270,000	$9,557,262
African Development Bank
8.80%, 09/01/2019	2,720,000	2,895,066
Alabama Economic Settlement Authority
4.26%, 09/15/2032	610,000	627,525
American Municipal Power, Inc.
7.50%, 02/15/2050	1,350,000	1,988,240
Atlanta Independent School System
5.56%, 03/01/2026	535,000	607,781
Bay Area Toll Authority
6.26%, 04/01/2049	1,650,000	2,291,982
Caisse d’Amortissement de la Dette Sociale
2.00%, 03/22/2021 (2)	2,940,000	2,870,146

California Educational Facilities Authority
5.00%, 06/01/2046	1,750,000	2,309,073
California Qualified School Bond Joint Powers Authority
7.16%, 03/01/2027	805,000	951,550
California School Finance Authority
5.04%, 07/01/2020	270,000	281,024
City of Houston TX Combined Utility System Revenue
3.83%, 05/15/2028	1,850,000	1,881,894
City of Los Angeles Department of Airports
6.58%, 05/15/2039	1,650,000	2,104,163
Clark County School District
5.51%, 06/15/2024	3,000,000	3,229,500
Colombia Government International Bond
4.38%, 07/12/2021	1,000,000	1,020,500
4.00%, 02/26/2024	737,000	736,263
4.50%, 01/28/2026	1,192,000	1,209,880
7.38%, 09/18/2037	2,150,000	2,676,750
5.63%, 02/26/2044	200,000	212,500
5.00%, 06/15/2045	842,000	828,318
Corp. Andina de Fomento
2.00%, 05/10/2019	1,470,000	1,458,122
2.13%, 09/27/2021	6,840,000	6,582,406
4.38%, 06/15/2022	2,735,000	2,829,330
2.75%, 01/06/2023	1,125,000	1,088,404
County of Cuyahoga OH
9.13%, 10/01/2023	105,000	119,942
District of Columbia Water & Sewer Authority
4.81%, 10/01/2114	875,000	964,758
Eaton Community City School District
5.39%, 08/25/2027	275,000	279,461
Export-Import Bank of India
3.88%, 02/01/2028 (2)	3,480,000	3,267,880
Export-Import Bank of Korea
2.25%, 01/21/2020	1,800,000	1,772,708
Federal Farm Credit Banks
5.13%, 11/15/2018	344,000	347,986
3.22%, 03/26/2031	2,205,000	2,161,026
Federal Home Loan Banks
4.00%, 10/24/2029	2,000,000	2,129,150
5.50%, 07/15/2036	1,135,000	1,480,213

Federal Home Loan Mortgage Co.
2.38%, 01/13/2022	9,656,000	9,527,363
6.25%, 07/15/2032	3,649,000	4,880,727
Federal National Mortgage Association
0.00%, 10/09/2019	730,000	706,742
2.38%, 01/19/2023	9,430,000	9,258,157
2.63%, 09/06/2024	5,221,000	5,132,332
1.88%, 09/24/2026	845,000	772,223
6.25%, 05/15/2029	1,285,000	1,649,823
7.13%, 01/15/2030	1,500,000	2,064,507
6.63%, 11/15/2030	2,300,000	3,094,263
Financing Co.
0.00%, 03/07/2019 PO	205,000	201,687
Finnvera OYJ
2.38%, 06/04/2025 (2)	600,000	567,840
Government Trust Certificate
0.00%, 04/01/2019	1,375,000	1,350,097
Hashemite Kingdom of Jordan Government AID Bond
3.00%, 06/30/2025	2,695,000	2,670,633
Hungary Government International Bond
6.38%, 03/29/2021	1,600,000	1,708,874
Indonesia Government International Bond
5.88%, 01/15/2024 (2)	1,300,000	1,392,032
4.13%, 01/15/2025 (2)	1,325,000	1,300,620
4.35%, 01/11/2048	2,000,000	1,792,972
Iowa Tobacco Settlement Authority
6.50%, 06/01/2023	705,000	717,253
Israel Government AID Bond
0.00%, 11/01/2019 IO	345,000	333,027
0.00%, 09/15/2023	1,837,000	1,578,350
5.50%, 09/18/2023	4,835,000	5,440,678
0.00%, 11/01/2023 IO	413,000	352,815
0.00%, 08/15/2024	1,500,000	1,248,173
0.00%, 11/01/2024	1,000,000	822,408
0.00%, 11/01/2024 PO	17,739,000	14,589,141
0.00%, 11/15/2024	2,299,000	1,887,196
0.00%, 08/15/2025	2,500,000	1,991,191
0.00%, 11/15/2026	258,000	196,089
5.50%, 09/18/2033	619,000	781,164

Japan Bank for International Cooperation
2.25%, 02/24/2020	2,200,000	2,178,426
2.13%, 06/01/2020	1,400,000	1,378,170
2.13%, 07/21/2020	3,800,000	3,735,231
2.13%, 11/16/2020	4,000,000	3,921,364
1.50%, 07/21/2021	4,000,000	3,817,518
Japan Finance Organization for Municipalities
2.00%, 09/08/2020 (2)	2,400,000	2,345,994
2.13%, 04/13/2021 (2)	1,600,000	1,554,048
2.63%, 04/20/2022 (2)	6,000,000	5,852,280
3.25%, 04/24/2023 (2)	1,000,000	999,781
2.13%, 10/25/2023 (2)	3,400,000	3,190,216
Los Angeles Department of Power
6.60%, 07/01/2050	2,400,000	3,474,072
Mexico Government International Bond
4.00%, 10/02/2023	1,576,000	1,580,728
3.60%, 01/30/2025	868,000	838,488
4.13%, 01/21/2026	1,014,000	1,005,888
3.75%, 01/11/2028	3,517,000	3,325,323
4.75%, 03/08/2044	3,680,000	3,429,327
5.55%, 01/21/2045	1,494,000	1,561,230
4.35%, 01/15/2047	42,000	37,527
4.60%, 02/10/2048	8,559,000	7,874,280
5.75%, 10/12/2110	588,000	578,886
New Hampshire Housing Finance Authority
3.05%, 01/01/2021	95,000	94,548
3.75%, 07/01/2034	160,000	160,555
New Jersey Economic Development Authority
7.43%, 02/15/2029	1,322,000	1,609,442
New Jersey Transportation Trust Fund Authority
5.75%, 12/15/2028	5,010,000	5,564,056
6.56%, 12/15/2040	1,780,000	2,212,077
New Jersey Turnpike Authority
7.10%, 01/01/2041	5,870,000	8,261,673
New York State Dormitory Authority
5.60%, 03/15/2040	260,000	318,139
New York State Urban Development Corp.
5.84%, 03/15/2040	2,000,000	2,422,320
North American Development Bank
4.38%, 02/11/2020	2,500,000	2,557,095
2.40%, 10/26/2022	2,595,000	2,503,147

North Carolina Housing Finance Agency
3.00%, 01/01/2033	3,530,000	3,475,744
North Carolina State Education Assistance Authority
3.16% (3 Month LIBOR USD + 0.80%), 07/25/2036 (1)	8,600,000	8,640,764
Ohio State University/The
4.05%, 12/01/2056	406,000	412,354
4.80%, 06/01/2111	1,102,000	1,200,882
Panama Government International Bond
4.00%, 09/22/2024	2,810,000	2,831,075
3.75%, 03/16/2025	650,000	641,875
4.50%, 04/16/2050	2,950,000	2,839,375
Peruvian Government International Bond
8.75%, 11/21/2033	4,732,000	6,944,210
5.63%, 11/18/2050	190,000	220,638
Port Authority of New York & New Jersey
5.65%, 11/01/2040	1,260,000	1,560,787
5.65%, 11/01/2040	435,000	538,843
4.46%, 10/01/2062	2,065,000	2,193,175
Province of Alberta Canada
2.20%, 07/26/2022	1,975,000	1,906,515
3.30%, 03/15/2028	4,955,000	4,943,862
Province of Manitoba Canada
2.13%, 05/04/2022	2,520,000	2,427,491
2.13%, 06/22/2026	400,000	365,155
Province of Ontario Canada
2.50%, 09/10/2021	230,000	226,200
2.25%, 05/18/2022	2,320,000	2,247,071
Province of Quebec Canada
7.37%, 03/06/2026 (8)	58,000	72,529
2.75%, 04/12/2027	3,840,000	3,693,813
Qatar Government International Bond
3.88%, 04/23/2023 (2)	6,938,000	6,932,949
4.50%, 04/23/2028 (2)	6,767,000	6,829,189
5.10%, 04/23/2048 (2)	4,190,000	4,177,262
Republic of South Africa Government International Bond
5.88%, 09/16/2025	403,000	413,639
Residual Funding Co. Principal Strip
0.00%, 10/15/2019 PO	1,377,000	1,332,893
0.00%, 07/15/2020 PO	25,916,000	24,580,970
0.00%, 10/15/2020 PO	6,760,000	6,357,821
0.00%, 01/15/2021 PO	5,455,000	5,084,415

Resolution Funding Corp. Interest Strip
0.00%, 01/15/2026	1,460,000	1,159,923
0.00%, 10/15/2027	1,295,000	962,026
Rhode Island Housing & Mortgage Finance Co./RI
4.00%, 10/01/2023	4,000,000	4,064,280
Romanian Government International Bond
6.75%, 02/07/2022	250,000	272,385
Saudi Government International Bond
2.38%, 10/26/2021 (2)	5,950,000	5,713,190
2.88%, 03/04/2023 (2)	5,560,000	5,348,186
4.00%, 04/17/2025 (2)	3,200,000	3,184,192
5.00%, 04/17/2049 (2)	1,417,000	1,378,203
State of California
7.50%, 04/01/2034	9,340,000	13,117,937
7.30%, 10/01/2039	4,564,000	6,466,275
State of Illinois
5.00%, 11/01/2022	10,340,000	10,931,862
5.10%, 06/01/2033	3,160,000	2,990,497
State Public School Building Authority
5.00%, 09/15/2027	1,536,000	1,668,004
Svensk Exportkredit AB
1.75%, 03/10/2021	7,180,000	6,976,448
Tennessee Valley Authority
2.88%, 02/01/2027	600,000	584,859
7.13%, 05/01/2030	1,615,000	2,220,402
5.88%, 04/01/2036	1,831,000	2,396,074
5.50%, 06/15/2038	57,000	74,228
4.63%, 09/15/2060	1,308,000	1,567,040
4.25%, 09/15/2065	1,720,000	1,946,204
Tennessee Valley Authority Generic Strip
0.00%, 05/01/2019 IO	1,238,000	1,210,019
0.00%, 07/15/2028 IO	2,000,000	1,421,164
0.00%, 03/15/2032	1,514,000	932,921
Tennessee Valley Authority Principal Strip
0.00%, 11/01/2025 PO	1,847,000	1,451,268
0.00%, 06/15/2035 PO	258,000	139,045
Three Rivers Local School District
5.21%, 09/15/2027	285,000	297,010

Tokyo Metropolitan Government
2.00%, 05/17/2021 (2)	2,400,000	2,317,524
2.50%, 06/08/2022 (2)	5,000,000	4,850,525
3.25%, 06/01/2023 (2)	1,200,000	1,199,812
Turkey Government International Bond
7.00%, 06/05/2020	3,910,000	4,002,518
U.S. Treasury Inflation Indexed Bonds
0.13%, 04/15/2019 (10)	962,325	956,636
1.38%, 01/15/2020 (10)	344,110	347,993
0.13%, 01/15/2022 (10)	2,459,687	2,417,814
1.75%, 01/15/2028 (10)	717,564	783,915
3.63%, 04/15/2028 (10)	1,615,680	2,050,669
2.50%, 01/15/2029 (10)	481,954	566,211
U.S. Treasury Note/Bond
1.50%, 08/31/2018	5,061,000	5,057,559
0.75%, 10/31/2018	85,000	84,651
1.25%, 12/31/2018	110,000	109,497
1.38%, 12/31/2018	722,000	719,180
1.13%, 01/31/2019	1,930,000	1,918,202
1.50%, 01/31/2019	1,050,000	1,045,652
0.75%, 02/15/2019	5,000,000	4,954,687
3.13%, 05/15/2019	10,774,000	10,844,704
1.50%, 05/31/2019	1,360,000	1,349,588
1.00%, 11/30/2019	2,392,000	2,343,413
8.50%, 02/15/2020	4,750,000	5,201,250
2.25%, 02/29/2020	34,278,000	34,136,068
2.25%, 03/31/2020	22,350,000	22,247,854
2.38%, 04/30/2020	12,193,000	12,160,612
3.50%, 05/15/2020	1,300,000	1,322,852
1.50%, 05/31/2020	2,375,000	2,329,170
2.50%, 05/31/2020	15,396,000	15,388,182
1.63%, 06/30/2020	1,500,000	1,473,340
2.50%, 06/30/2020	13,739,000	13,730,413
2.63%, 08/15/2020	3,709,000	3,713,491
8.75%, 08/15/2020	6,304,000	7,103,574
1.38%, 08/31/2020	10,000,000	9,751,562
2.13%, 08/31/2020	2,032,000	2,013,426
2.63%, 11/15/2020	4,596,000	4,599,950
1.63%, 11/30/2020	20,000,000	19,548,438
2.00%, 11/30/2020	1,000,000	986,289
1.38%, 01/31/2021	15,955,000	15,467,625

3.63%, 02/15/2021	1,961,000	2,010,944
7.88%, 02/15/2021	900,000	1,019,637
1.13%, 02/28/2021	15,772,000	15,173,773
1.25%, 03/31/2021	1,996,000	1,924,191
1.38%, 04/30/2021	5,995,000	5,792,669
2.25%, 04/30/2021	1,800,000	1,782,000
2.63%, 05/15/2021	1,301,800	1,301,749
3.13%, 05/15/2021	4,592,000	4,654,961
8.13%, 05/15/2021	1,718,000	1,977,512
2.63%, 06/15/2021	22,365,000	22,365,874
2.13%, 06/30/2021	12,995,000	12,806,166
2.13%, 08/15/2021	2,805,000	2,761,501
1.13%, 09/30/2021	11,010,000	10,489,175
2.13%, 09/30/2021	14,190,000	13,957,750
1.25%, 10/31/2021	1,192,000	1,138,732
2.00%, 10/31/2021	15,000,000	14,684,766
2.00%, 11/15/2021	14,000,000	13,704,141
8.00%, 11/15/2021	4,414,000	5,169,553
1.75%, 11/30/2021	10,000	9,703
2.00%, 12/31/2021	39,575,000	38,689,200
1.50%, 01/31/2022	1,250,000	1,199,707
1.88%, 01/31/2022	15,535,000	15,109,001
1.75%, 02/28/2022	30,000,000	29,021,484
1.75%, 03/31/2022	65,200,000	63,032,609
1.88%, 03/31/2022	62,284,000	60,486,036
1.88%, 04/30/2022	70,217,000	68,129,690
1.75%, 06/30/2022	4,994,000	4,813,943
2.13%, 06/30/2022	32,000,000	31,301,250
2.00%, 07/31/2022	8,500,000	8,267,910
1.63%, 08/31/2022	23,919,000	22,901,508
1.75%, 09/30/2022	12,000,000	11,539,219
1.88%, 09/30/2022	50,727,000	49,028,835
2.00%, 10/31/2022	664,000	644,599
2.00%, 11/30/2022	28,103,000	27,270,888
2.13%, 12/31/2022	55,602,000	54,192,403
1.75%, 01/31/2023	12,000,000	11,496,094
2.38%, 01/31/2023	20,446,000	20,136,115
2.00%, 02/15/2023	500,000	484,297
2.63%, 02/28/2023	33,356,000	33,212,673
2.50%, 03/31/2023	22,082,000	21,854,279

1.63%, 04/30/2023	31,050,000	29,492,648
2.75%, 04/30/2023	11,014,000	11,021,314
1.75%, 05/15/2023	9,000,000	8,595,352
2.75%, 05/31/2023	28,675,600	28,701,363
2.63%, 06/30/2023	29,143,000	29,003,551
2.50%, 08/15/2023	9,000,000	8,893,125
1.38%, 08/31/2023	12,000,000	11,205,937
1.63%, 10/31/2023	25,000,000	23,594,727
2.75%, 02/15/2024	1,000,000	998,477
2.13%, 02/29/2024	10,842,000	10,471,424
2.50%, 05/15/2024	89,113,000	87,699,723
2.00%, 06/30/2024	543,000	519,201
2.38%, 08/15/2024	20,000,000	19,521,094
2.25%, 11/15/2024	20,529,000	19,859,402
2.13%, 11/30/2024	25,415,000	24,399,393
2.25%, 12/31/2024	7,973,000	7,708,583
2.00%, 02/15/2025	15,000,000	14,262,305
2.88%, 04/30/2025	840,000	843,117
2.13%, 05/15/2025	37,000,000	35,400,039
2.88%, 05/31/2025	6,369,000	6,392,137
2.00%, 08/15/2025	150,100	142,155
2.25%, 11/15/2025	108,961,000	104,777,068
1.63%, 02/15/2026	45,900	42,102
1.63%, 05/15/2026	24,145,000	22,083,243
1.50%, 08/15/2026	12,739,000	11,501,426
2.00%, 11/15/2026	87,086,000	81,585,295
2.38%, 05/15/2027	5,211,000	5,016,402
2.25%, 11/15/2027	30,000,000	28,507,031
2.88%, 05/15/2028	17,584,000	17,611,475
5.50%, 08/15/2028	1,312,000	1,614,221
5.25%, 11/15/2028	67,000	81,248
5.38%, 02/15/2031	78,200	98,749
4.50%, 02/15/2036	2,163,000	2,642,916
4.75%, 02/15/2037	37,619,000	47,639,467
5.00%, 05/15/2037	8,604,000	11,224,523
4.38%, 02/15/2038	3,278,000	3,991,733
3.50%, 02/15/2039	105,299,100	114,566,243
4.25%, 05/15/2039	6,800,000	8,194,531
4.50%, 08/15/2039	4,706,000	5,860,624
4.38%, 11/15/2039	7,900,000	9,690,152

4.63%, 02/15/2040	3,000,000	3,802,969
4.38%, 05/15/2040	7,600,000	9,341,172
3.88%, 08/15/2040	4,380,000	5,033,920
4.25%, 11/15/2040	4,500,000	5,449,746
4.75%, 02/15/2041	3,500,000	4,531,133
4.38%, 05/15/2041	1,500,000	1,850,449
2.75%, 08/15/2042	293,000	281,543
2.75%, 11/15/2042	1,200,000	1,152,516
3.13%, 02/15/2043	12,400,000	12,711,453
2.88%, 05/15/2043	165,850,000	162,733,834
3.63%, 08/15/2043	22,260,000	24,779,032
3.75%, 11/15/2043	46,636,000	52,950,077
3.63%, 02/15/2044	34,400,000	38,334,500
2.50%, 02/15/2045	24,800,000	22,588,344
3.00%, 05/15/2045	52,405,000	52,558,530
2.88%, 08/15/2045	9,580,000	9,379,419
3.00%, 11/15/2045	11,563,000	11,592,359
2.50%, 05/15/2046	8,067,000	7,323,008
2.88%, 11/15/2046	17,550,000	17,166,779
3.00%, 05/15/2047	13,861,000	13,886,448
2.75%, 08/15/2047	16,887,000	16,097,401
2.75%, 11/15/2047	33,416,000	31,850,930
3.00%, 02/15/2048	72,784,000	72,954,587
3.13%, 05/15/2048	1,624,400	1,667,992
U.S. Treasury Strip Coupon
0.00%, 08/15/2018	10,000,000	9,976,475
0.00%, 05/15/2019	16,918,000	16,587,247
0.00%, 08/15/2019	15,757,000	15,338,006
0.00%, 02/15/2020	8,378,000	8,047,453
0.00%, 05/15/2020	17,015,000	16,240,012
0.00%, 08/15/2020	34,113,000	32,313,465
0.00%, 02/15/2021	14,550,000	13,585,593
0.00%, 05/15/2021	14,843,000	13,762,580
0.00%, 08/15/2021	9,469,000	8,719,493
0.00%, 11/15/2021	11,144,000	10,185,448
0.00%, 02/15/2022	33,917,000	30,757,739
0.00%, 05/15/2022	18,154,000	16,344,326
0.00%, 08/15/2022	12,500,000	11,163,481
0.00%, 11/15/2022	17,400,000	15,418,592
0.00%, 02/15/2023	61,562,000	54,139,987

0.00%, 05/15/2023	30,855,000	26,944,351
0.00%, 08/15/2023	22,550,000	19,541,217
0.00%, 11/15/2023	9,300,000	8,000,183
0.00%, 02/15/2024	6,124,000	5,226,210
0.00%, 05/15/2024	1,322,000	1,120,177
0.00%, 08/15/2024	1,834,000	1,541,881
0.00%, 11/15/2024	6,105,000	5,092,587
0.00%, 02/15/2025	799,000	661,174
0.00%, 05/15/2025	3,279,000	2,694,176
0.00%, 08/15/2025	16,360,000	13,333,257
0.00%, 02/15/2026	1,000,000	802,853
0.00%, 05/15/2026	3,801,000	3,030,126
0.00%, 11/15/2026	10,222,000	8,023,212
0.00%, 02/15/2027	20,416,000	15,883,267
0.00%, 08/15/2027	4,314,000	3,303,923
0.00%, 11/15/2027	7,702,000	5,852,873
0.00%, 02/15/2028	7,769,000	5,858,437
0.00%, 08/15/2028	6,918,000	5,129,282
0.00%, 11/15/2028	7,540,000	5,551,024
0.00%, 02/15/2029	7,537,000	5,505,935
0.00%, 05/15/2029	1,330,000	964,513
0.00%, 08/15/2029	4,738,000	3,406,839
0.00%, 11/15/2029	21,999,000	15,689,249
0.00%, 02/15/2030	15,187,000	10,746,463
0.00%, 05/15/2030	8,464,000	5,943,636
0.00%, 08/15/2030	13,772,000	9,606,389
0.00%, 11/15/2030	11,064,000	7,651,839
0.00%, 02/15/2031 (11)	25,688,000	17,626,379
0.00%, 05/15/2031	19,225,000	13,092,559
0.00%, 08/15/2031	16,262,000	10,991,942
0.00%, 11/15/2031	13,399,000	8,989,872
0.00%, 02/15/2032	20,909,000	13,909,024
0.00%, 05/15/2032	24,453,000	16,131,176
0.00%, 08/15/2032	10,925,000	7,154,567
0.00%, 02/15/2033	10,000,000	6,451,125
0.00%, 05/15/2033	10,845,000	6,934,983
0.00%, 08/15/2033	4,212,000	2,675,850
0.00%, 11/15/2033	13,216,000	8,335,789
0.00%, 02/15/2034	17,759,000	11,114,985
0.00%, 05/15/2034	31,500,000	19,558,616

0.00%, 08/15/2034	6,895,000	4,249,335
0.00%, 11/15/2034	3,492,000	2,137,250
0.00%, 02/15/2035	1,824,000	1,107,608
0.00%, 05/15/2035	1,920,000	1,158,254
0.00%, 08/15/2035	175,000	104,655
0.00%, 05/15/2036	121,000	70,830
0.00%, 08/15/2041	1,225,000	609,726
U.S. Treasury Strip Principal
0.00%, 05/15/2019	3,360,000	3,293,311
0.00%, 08/15/2019	500,000	486,774
0.00%, 11/15/2019	7,500,000	7,253,883
0.00%, 02/15/2020	17,030,000	16,360,746
0.00%, 05/15/2044	16,765,000	7,775,043
0.00%, 05/15/2045	5,605,000	2,525,662
University of Missouri
5.96%, 11/01/2039	3,445,000	4,246,100
University of Texas System
5.00%, 08/15/2047	3,825,000	4,908,584
University of Virginia
4.18%, 09/01/2117	1,540,000	1,536,627
Uruguay Government International Bond
5.10%, 06/18/2050	2,400,000	2,359,200
4.98%, 04/20/2055	2,220,000	2,153,400
West Contra Costa Unified School District
6.25%, 08/01/2030	215,000	261,016
Westlake City School District
5.23%, 12/01/2026	430,000	432,868

Total Government Related		$3,436,501,896

Mortgage-Backed Obligations - 34.08%
20 Times Square Trust 2018-20TS
3.20%, 05/15/2035 (2)(3)	$5,204,000	$4,955,948
Alternative Loan Trust 2003-22CB
6.00%, 12/25/2033	2,690,179	2,697,108
Alternative Loan Trust 2004-2CB
5.75%, 03/25/2034	704,906	722,656
Alternative Loan Trust 2004-8CB
2.36% (1 Month LIBOR USD + 0.27%, 0.27% Floor), 06/25/2034 (1)	2,181,825	2,181,189
Alternative Loan Trust 2005-1CB
5.01% (-1 x 1 Month LIBOR USD + 7.10%, 7.10% Cap), 03/25/2035 IO (1)(4)	203,520	26,515

Alternative Loan Trust 2005-20CB
2.66% (-1 x 1 Month LIBOR USD + 4.75%, 4.75% Cap), 07/25/2035 IO (1)(4)	682,991	58,217
Alternative Loan Trust 2005-22T1
2.98% (-1 x 1 Month LIBOR USD + 5.07%, 5.07% Cap), 06/25/2035 IO (1)(4)	739,627	67,602
Alternative Loan Trust 2005-28CB
5.50%, 08/25/2035	288,786	278,437
6.00%, 08/25/2035	9,431	7,240
Alternative Loan Trust 2005-37T1
2.96% (-1 x 1 Month LIBOR USD + 5.05%, 5.05% Cap), 09/25/2035 IO (1)(4)	2,383,988	238,638
Alternative Loan Trust 2005-50CB
5.00%, 11/25/2020	23,127	23,168
Alternative Loan Trust 2005-54CB
2.76% (-1 x 1 Month LIBOR USD + 4.85%, 4.85% Cap), 11/25/2035 IO (1)(4)	1,125,427	98,688
5.50%, 11/25/2035	284,865	269,776
5.50%, 11/25/2035	3,799	3,767
Alternative Loan Trust 2005-64CB
5.50%, 12/25/2035	121,431	119,389
Alternative Loan Trust 2005-J1
3.01% (-1 x 1 Month LIBOR USD + 5.10%, 5.10% Cap), 02/25/2035 IO (1)(4)	158,301	3,695
Alternative Loan Trust 2006-28CB
6.00%, 10/25/2036	78,962	64,254
Alternative Loan Trust 2006-43CB
6.00%, 02/25/2022	12,008	12,052
Alternative Loan Trust 2006-7CB
5.25%, 05/25/2021	74,084	72,754
Alternative Loan Trust 2006-J5
4.33%, 07/25/2021 (3)	29,597	28,523
American General Mortgage Loan Trust 2006-1
5.75%, 12/25/2035 (2)(3)	8,419	8,671
ASG Resecuritization Trust 2011-1
3.90%, 11/28/2035 (2)(3)	108,954	108,894
6.00%, 09/28/2036 (2)	268,570	209,157
Assurant Commercial Mortgage Trust 2016-1
3.17%, 05/15/2049 (2)	9,100,000	8,692,354
BAMLL Commercial Mortgage Securities Trust 2012-PARK
2.96%, 12/10/2030 (2)	809,000	795,064
BAMLL Commercial Mortgage Securities Trust 2014-520M
4.35%, 08/15/2046 (2)(3)	1,200,000	1,113,071
BAMLL Re-REMIC Trust 2013-FRR2
0.00%, 09/26/2022 (2)	4,000,000	3,077,044

BAMLL Re-REMIC Trust 2014-FRR5
0.00%, 06/27/2045 (2)	6,300,000	4,924,437
BAMLL Re-REMIC Trust 2015-FRR11
1.63%, 09/27/2044 (2)(3)	3,904,000	3,865,112
Banc of America Alternative Loan Trust 2004-11
5.50%, 12/25/2019	1,996	2,005
Banc of America Alternative Loan Trust 2004-6
0.00%, 07/25/2019 PO	3,303	3,158
Banc of America Alternative Loan Trust 2005-10
5.25%, 11/25/2020	8,790	8,819
Banc of America Alternative Loan Trust 2005-11
5.50%, 12/25/2035	13,455	12,989
Banc of America Alternative Loan Trust 2005-2
5.50%, 03/25/2020	5,570	5,531
5.50%, 03/25/2035	8,790	8,727
Banc of America Alternative Loan Trust 2005-4
5.50%, 05/25/2020	30,718	30,431
Banc of America Alternative Loan Trust 2005-5
5.50%, 06/25/2035	45,294	42,785
Banc of America Alternative Loan Trust 2005-9
5.50%, 10/25/2035	20,092	19,998
Banc of America Alternative Loan Trust 2006-5
6.00%, 06/25/2046	44,100	40,538
Banc of America Alternative Loan Trust 2007-1
5.63%, 04/25/2022 (3)	43,734	43,559
Banc of America Commercial Mortgage Trust 2006-5
0.79%, 09/10/2047 IO (2)(3)	552,600	1,371
Banc of America Funding 2004-1 Trust
0.00%, 03/25/2034 PO	33,274	27,972
Banc of America Funding 2004-2 Trust
5.75%, 09/20/2034	2,696,667	2,870,177
Banc of America Funding 2004-C Trust
3.88%, 12/20/2034 (3)	79,127	79,558
Banc of America Funding 2005-6 Trust
5.50%, 10/25/2035	32,831	31,716
Banc of America Funding 2005-7 Trust
0.00%, 11/25/2035 PO	31,732	26,354
Banc of America Funding 2005-8 Trust
0.00%, 01/25/2036 PO	10,802	8,150
Banc of America Funding 2005-C Trust
2.32% (1 Month LIBOR USD + 0.24%, 0.24% Floor, 11.00% Cap), 05/20/2035 (1)	3,089,211	3,052,816

Banc of America Funding 2005-E Trust
3.68%, 03/20/2035 (3)	46,347	46,940
Banc of America Funding 2006-1 Trust
0.00%, 01/25/2036 PO	19,186	14,908
Banc of America Merrill Lynch Commercial Mortgage, Inc.
0.10%, 10/10/2045 IO (2)(3)	2,991,809	13
Banc of America Mortgage 2003-C Trust
4.19%, 04/25/2033 (3)	19,745	20,059
Banc of America Mortgage 2004-J Trust
3.75%, 11/25/2034 (3)	62,506	62,700
Banc of America Mortgage Trust 2004-9
0.00%, 09/25/2032 PO	104	96
6.50%, 09/25/2032	23,474	24,390
BANK 2017-BNK4
3.63%, 05/15/2050	3,315,000	3,288,907
BANK 2017-BNK8
3.49%, 11/15/2050	7,150,000	7,009,829
BANK 2017-BNK9
3.54%, 11/15/2054	6,100,000	6,012,439
BB-UBS Trust
2.89%, 06/05/2030 (2)	568,000	555,691
BB-UBS Trust 2012-SHOW
3.43%, 11/05/2036 (2)	4,602,000	4,526,743
BCAP LLC 2009-RR5 Trust
5.50%, 11/26/2034 (2)(3)	110,580	112,924
BCAP LLC 2010-RR7 Trust
3.59%, 07/26/2045 (2)(3)	687,305	680,013
BCAP LLC 2012-RR10-I Trust
2.19%, 02/26/2037 (2)(3)	13,969	13,970
Bear Stearns ALT-A Trust 2005-2
2.59% (1 Month LIBOR USD + 0.50%, 0.25% Floor, 11.50% Cap), 03/25/2035 (1)	61,527	61,499
Bear Stearns ALT-A Trust 2005-7
2.63% (1 Month LIBOR USD + 0.54%, 0.27% Floor, 11.50% Cap), 08/25/2035 (1)	2,061,587	2,062,272
Bear Stearns ARM Trust 2003-2
3.64%, 01/25/2033 (2)(3)	129,057	131,046
Bear Stearns ARM Trust 2003-7
4.05%, 10/25/2033 (3)	10,317	10,263
Bear Stearns ARM Trust 2004-2
3.83%, 05/25/2034 (3)	70,128	70,647
Bear Stearns ARM Trust 2006-1
3.67% (1 Year CMT Rate + 2.25%, 2.25% Floor, 9.90% Cap), 02/25/2036 (1)	286,545	288,293

Bear Stearns Asset Backed Securities I Trust 2004-AC2
5.00%, 05/25/2034	29,471	29,417
Bear Stearns Commercial Mortgage Securities Trust 2006-PWR14
0.51%, 12/11/2038 IO (2)(3)	793,208	2,601
Bear Stearns Commercial Mortgage Securities Trust 2007-TOP26
0.07%, 01/12/2045 IO (2)(3)	13,004,370	7,396
Bellemeade Re 2018-1 Ltd.
3.69% (1 Month LIBOR USD + 1.60%), 04/25/2028 (1)(2)	4,420,000	4,432,488
BENCHMARK 2018-B3 Mortgage Trust
3.76%, 04/10/2051	16,800,000	16,859,813
CD 2006-CD3 Mortgage Trust
0.77%, 10/15/2048 IO (2)(3)	2,909,337	29,185
CD 2007-CD4 Commercial Mortgage Trust
0.78%, 12/11/2049 IO (2)(3)	323,269	1,351
Chase Mortgage Finance Trust Series 2006-A1
3.78%, 09/25/2036 (3)	176,155	166,449
Chase Mortgage Finance Trust Series 2007-A1
3.78%, 02/25/2037 (3)	77,395	76,799
3.88%, 02/25/2037 (3)	58,357	58,273
4.04%, 02/25/2037 (3)	13,731	13,806
4.26%, 02/25/2037 (3)	122,844	126,004
Chase Mortgage Finance Trust Series 2007-A2
3.62%, 07/25/2037 (3)	77,965	79,368
4.25%, 07/25/2037 (3)	51,246	51,414
CHL Mortgage Pass-Through Trust 2002-18
0.00%, 11/25/2032 PO	16,335	14,861
CHL Mortgage Pass-Through Trust 2004-3
5.50%, 04/25/2034	33,938	34,567
5.75%, 04/25/2034	23,123	23,721
CHL Mortgage Pass-Through Trust 2004-5
5.50%, 06/25/2034	175,584	178,065
CHL Mortgage Pass-Through Trust 2004-7
3.95%, 06/25/2034 (3)	11,319	11,619
CHL Mortgage Pass-Through Trust 2004-8
4.50%, 06/25/2019	10,679	10,743
CHL Mortgage Pass-Through Trust 2004-HYB1
3.50%, 05/20/2034 (3)	18,290	18,426
CHL Mortgage Pass-Through Trust 2004-HYB3
3.65%, 06/20/2034 (3)	100,272	101,054

CHL Mortgage Pass-Through Trust 2004-HYB6
3.52%, 11/20/2034 (3)	50,851	51,900
CHL Mortgage Pass-Through Trust 2004-J8
4.75%, 11/25/2019	1,097	1,102
CHL Mortgage Pass-Through Trust 2005-14
5.50%, 07/25/2035	27,368	26,259
CHL Mortgage Pass-Through Trust 2005-16
5.50%, 09/25/2035	13,661	13,303
CHL Mortgage Pass-Through Trust 2005-22
3.45%, 11/25/2035 (3)	192,784	171,980
CIM Trust 2017-8
3.00%, 12/25/2065 (2)(3)	11,608,676	11,590,593
Citicorp Mortgage Securities Trust Series 2006-1
5.00%, 02/25/2021	6,054	6,199
Citicorp Mortgage Securities Trust Series 2006-4
6.00%, 08/25/2036	69,370	69,546
Citigroup Commercial Mortgage Trust
2.94%, 05/10/2049	10,100,000	9,661,034
Citigroup Commercial Mortgage Trust 2013-GC17
4.13%, 11/10/2046	1,376,000	1,422,269
Citigroup Commercial Mortgage Trust 2014-GC19
3.75%, 03/10/2047	7,125,000	7,198,448
Citigroup Commercial Mortgage Trust 2014-GC21
3.58%, 05/10/2047	6,562,971	6,593,274
Citigroup Commercial Mortgage Trust 2014-GC23
3.36%, 07/10/2047	12,300,000	12,220,679
Citigroup Commercial Mortgage Trust 2015-GC29
2.94%, 04/10/2048	10,000,000	9,656,162
Citigroup Commercial Mortgage Trust 2016-GC37
3.05%, 04/10/2049	13,750,000	13,222,612
Citigroup Commercial Mortgage Trust 2016-P6
3.72%, 12/10/2049 (3)	2,472,000	2,475,248
Citigroup Commercial Mortgage Trust 2017-P7
3.44%, 04/14/2050	16,000,000	15,714,669
Citigroup Commercial Mortgage Trust 2017-P8
3.20%, 09/15/2050	21,000,000	20,230,266
Citigroup Commercial Mortgage Trust 2018-B2
3.74%, 03/10/2051	22,000,000	21,961,848

Citigroup Global Markets Mortgage Securities VII, Inc.
0.00%, 12/25/2018 PO	211	182
3.95%, 04/25/2032 (8)(2)	18,894	18,738
7.00%, 06/25/2033 (8)	21,619	21,900
3.74%, 09/25/2033 (3)	92,337	93,492
Citigroup Mortgage Loan Trust 2009-10
3.37%, 09/25/2033 (2)(3)	305,469	310,387
7.00%, 12/25/2035 (2)(3)	104,053	105,341
Citigroup Mortgage Loan Trust 2009-5
6.00%, 06/25/2036 (2)(3)	28,040	28,027
Citigroup Mortgage Loan Trust 2009-8
6.00%, 11/25/2036 (2)	8,807	8,806
Citigroup Mortgage Loan Trust 2015-A
4.50%, 06/25/2058 (2)(3)	464,165	476,756
Citigroup Mortgage Loan Trust, Inc.
0.00%, 12/25/2018 PO	911	908
0.00%, 12/25/2018 PO	150	150
5.50%, 12/25/2018	5,540	5,540
0.00%, 09/25/2033 PO	5,074	4,720
7.00%, 09/25/2033	7,211	7,303
0.00%, 10/25/2033 PO	6,890	5,985
5.25%, 10/25/2033	36,719	37,232
2.85% (1 Month LIBOR USD + 0.76%, 0.38% Floor), 12/25/2033 (1)	21,121	21,036
4.00%, 08/25/2034 (3)	38,364	37,605
6.14%, 02/25/2035 (3)	29,836	26,113
5.50%, 05/25/2035	139,530	143,282
3.81%, 08/25/2035 (3)	81,814	67,440
5.50%, 11/25/2035	7,813	7,831
6.00%, 11/25/2035	3,344,781	3,404,054
COBALT CMBS Commercial Mortgage Trust 2006-C1
1.07%, 08/15/2048 IO (3)	1,049,267	9,968
COMM 2012-CCRE1 Mortgage Trust
3.39%, 05/15/2045	3,783,014	3,787,593
COMM 2012-CCRE2 Mortgage Trust
1.82%, 08/15/2045 IO (3)	2,822,037	155,861
3.15%, 08/15/2045	9,614,464	9,536,563
COMM 2013-300P Mortgage Trust
4.35%, 08/10/2030 (2)	516,000	534,277
COMM 2013-CCRE10 Mortgage Trust
3.92%, 08/10/2046	4,125,000	4,228,170
COMM 2013-CCRE11 Mortgage Trust
3.98%, 08/10/2050	4,977,000	5,108,952
4.26%, 08/10/2050	8,100,000	8,414,436

COMM 2013-CCRE12 Mortgage Trust
3.77%, 10/10/2046	9,277,000	9,419,577
COMM 2013-CCRE7 Mortgage Trust
3.21%, 03/10/2046	1,802,000	1,790,424
COMM 2013-CCRE8 Mortgage Trust
3.61%, 06/10/2046 (3)	331,665	335,075
COMM 2013-CCRE9 Mortgage Trust
4.02%, 07/10/2045	3,849,478	3,955,526
4.38%, 07/10/2045 (3)	3,489,459	3,632,630
COMM 2013-SFS Mortgage Trust
3.09%, 04/12/2035 (2)(3)	708,000	690,909
COMM 2014-CCRE15 Mortgage Trust
2.93%, 02/10/2047	5,448,472	5,449,782
COMM 2014-CCRE16 Mortgage Trust
4.05%, 04/10/2047	2,415,000	2,482,064
COMM 2014-CCRE19 Mortgage Trust
3.80%, 08/10/2047	17,369,300	17,601,732
COMM 2014-CCRE20 Mortgage Trust
3.33%, 11/10/2047	12,000,000	11,855,698
COMM 2014-PAT Mortgage Trust
2.85% (1 Month LIBOR USD + 0.80%, 0.80% Floor), 08/13/2027 (1)(2)	1,649,000	1,647,959
COMM 2014-TWC Mortgage Trust
2.90% (1 Month LIBOR USD + 0.85%, 0.85% Floor), 02/13/2032 (1)(2)	3,250,000	3,248,976
3.65% (1 Month LIBOR USD + 1.60%, 1.60% Floor), 02/13/2032 (1)(2)	1,000,000	1,000,811
COMM 2014-UBS4 Mortgage Trust
2.96%, 08/10/2047	11,000,000	10,999,556
COMM 2015-3BP Mortgage Trust
3.18%, 02/10/2035 (2)	49,000	47,671
COMM 2015-CCRE24 Mortgage Trust
3.43%, 08/10/2048	7,500,000	7,406,991
3.70%, 08/10/2048	770,833	772,371
COMM 2015-CCRE25 Mortgage Trust
3.51%, 08/10/2048	13,200,000	13,111,530
3.76%, 08/10/2048	2,437,000	2,455,842
COMM 2015-LC23 Mortgage Trust
3.77%, 10/10/2048	4,039,090	4,064,537
COMM 2018-COR3 Mortgage Trust
4.23%, 05/10/2051	3,229,000	3,339,102

COMM 2018-HOME Mortgage Trust
3.82%, 04/10/2033 (2)(3)	8,245,000	8,292,549
Commercial Mortgage Trust
2.94%, 01/10/2046	2,751,000	2,703,941
Commercial Mortgage Trust 2006-GG7
5.95%, 07/10/2038 (3)	102,241	102,257
Credit Suisse Commercial Mortgage Trust Series 2007-C2
0.10%, 01/15/2049 IO (2)(3)	2,545,477	6
Credit Suisse First Boston Mortgage Securities Co.
4.50%, 10/25/2018	40	40
5.00%, 10/25/2018	192	192
0.00%, 08/25/2019 PO	204	203
5.25%, 08/25/2019	17,114	17,191
6.74%, 02/25/2033 (3)	91,319	92,203
3.99%, 06/25/2033 (3)	34,351	34,489
5.25%, 07/25/2033	2,106,363	2,138,998
5.25%, 09/25/2033	75,842	77,890
0.00%, 10/25/2033 PO	50,410	44,161
5.25%, 11/25/2033	45,546	46,077
5.25%, 11/25/2033	93,261	94,260
5.75%, 11/25/2033	296,504	305,357
3.70%, 03/25/2034 (3)	2,138,690	2,185,839
5.50%, 09/25/2034	68,307	71,212
5.50%, 12/25/2034	111,442	116,354
0.00%, 10/25/2035 PO	20,245	15,768
5.50%, 10/25/2035 IO	252,089	3,270
0.00%, 11/25/2035 PO	13,120	9,161
CSAIL 2015-C4 Commercial Mortgage Trust
3.54%, 11/15/2048	7,500,000	7,455,142
CSAIL 2016-C7 Commercial Mortgage Trust
3.50%, 11/15/2049	3,495,000	3,425,226
CSAIL 2017-C8 Commercial Mortgage Trust
3.13%, 06/15/2050	15,525,000	14,783,062
CSMC 2014-USA OA LLC
4.37%, 09/15/2037 (2)	3,000,000	2,869,926
CSMC Series 2010-17R
3.78%, 06/26/2036 (2)(3)	91,600	92,131
DBJPM 16-C1 Mortgage Trust
3.02%, 05/10/2049	15,000,000	14,411,238
DBUBS 2011-LC2 Mortgage Trust
1.26%, 07/10/2044 IO (2)(3)	2,364,986	59,252

Deephaven Residential Mortgage Trust 2017-1
3.49%, 12/26/2046 (2)(3)	896,889	896,349
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1
5.59%, 02/25/2020 (3)	28,759	28,788
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-3
3.28%, 06/25/2020 (3)	49,751	48,389
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 2004-1
0.00%, 10/25/2018 PO	50	50
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 2004-4
6.15%, 04/25/2034 (8)	437	444
Fannie Mae
3.50%, 07/15/2026 (5)	32,240,000	32,620,664
Fannie Mae Grantor Trust 1999-T2
7.50%, 01/19/2039 (3)	87,460	94,410
Fannie Mae Grantor Trust 2001-T3
7.50%, 11/25/2040	136,677	153,208
Fannie Mae Grantor Trust 2002-T16
7.00%, 07/25/2042	142,980	161,570
Fannie Mae Grantor Trust 2004-T1
6.50%, 01/25/2044	38,940	43,318
Fannie Mae Grantor Trust 2004-T2
4.14%, 07/25/2043 (3)	160,743	169,074
7.50%, 11/25/2043	257,481	291,246
Fannie Mae Grantor Trust 2004-T3
10.53%, 01/25/2044 (3)	32,272	37,498
6.50%, 02/25/2044	381,933	423,525
7.00%, 02/25/2044	163,412	184,245
Fannie Mae Grantor Trust 2017-T1
2.90%, 06/25/2027	6,543,177	6,290,528
Fannie Mae Interest Strip
10.50%, 03/25/2019 IO	5	0
4.50%, 11/25/2020 IO	1,080	28
7.50%, 04/25/2023 IO	906	115
9.00%, 03/25/2024	770	867
0.00%, 09/25/2024 PO	69,209	64,857
0.00%, 01/25/2033 PO	11,377	10,056
5.00%, 12/25/2033 IO (3)	15,164	3,043
5.50%, 05/25/2036 IO	58,313	13,260
5.50%, 08/25/2036 IO	39,289	9,000
5.50%, 04/25/2037 IO	17,098	2,957

6.00%, 01/25/2038 IO	38,610	7,624
2.59% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 08/25/2042 (1)	839,501	845,379
2.64% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 08/25/2042 (1)	2,148,163	2,169,588
Fannie Mae Pool
5.00%, 07/01/2018	345	350
4.50%, 08/01/2018	195	196
5.00%, 08/01/2018	330	335
5.00%, 09/01/2018	197	200
4.50%, 10/01/2018	80	81
5.00%, 10/01/2018	640	650
5.00%, 10/01/2018	495	504
4.50%, 11/01/2018	1,635	1,647
5.00%, 11/01/2018	192	196
5.00%, 11/01/2018	1,449	1,473
5.00%, 11/01/2018	2,916	2,966
5.00%, 12/01/2018	10	11
5.00%, 12/01/2018	1,728	1,757
9.50%, 12/01/2018	93	94
2.00% (11th District Cost of Funds Index + 1.25%, 1.75% Floor, 11.75% Cap), 01/01/2019 (1)	34	34
3.44% (1 Year CMT Rate + 1.75%, 12.64% Cap), 03/01/2019 (1)	44	44
4.50%, 03/01/2019	3,009	3,030
6.00%, 03/01/2019	649	650
3.50%, 04/01/2019	4,415	4,470
5.00%, 04/01/2019	8,491	8,635
5.00%, 04/01/2019	342	348
10.50%, 04/15/2019	223	224
2.19%, 05/01/2019	909,618	904,165
4.50%, 05/01/2019	920	926
4.50%, 06/01/2019	7,838	7,893
1.94%, 07/01/2019	1,243,585	1,231,541
2.37%, 07/01/2019	1,548,000	1,541,971
5.50%, 07/01/2019	9,112	9,159
6.00%, 07/01/2019	7	7
2.03%, 08/01/2019	239,717	238,007
5.50%, 08/01/2019	9,812	9,867
5.00%, 09/01/2019	372	378
5.50%, 09/01/2019	11,597	11,679
5.00%, 10/01/2019	1,787	1,827
6.00%, 10/01/2019	885	891
4.50%, 11/01/2019	4,003	4,032

4.50%, 11/01/2019	1,473	1,483
4.50%, 11/01/2019	7,803	7,858
1.47%, 12/01/2019	764,575	748,998
1.69%, 12/01/2019	1,032,000	1,013,675
4.26%, 12/01/2019	915,044	932,094
4.50%, 12/01/2019	1,279,568	1,301,561
4.50%, 12/01/2019	5,032	5,067
4.28%, 01/01/2020	1,387,428	1,410,115
4.54%, 01/01/2020	315,492	322,500
5.50%, 01/01/2020	13,157	13,259
4.37%, 02/01/2020	918,641	938,395
4.40%, 02/01/2020	6,347,000	6,471,137
4.40%, 02/01/2020	289,000	294,525
5.50%, 03/01/2020	915	919
6.00%, 03/01/2020	2,770	2,797
4.00%, 04/01/2020	1,448	1,457
4.38%, 04/01/2020	1,404,576	1,437,500
2.01%, 06/01/2020	9,288,000	9,125,614
5.50%, 06/01/2020	2,546	2,550
5.50%, 06/01/2020	5,635	5,673
3.74%, 07/01/2020	537,703	545,644
3.93%, 07/01/2020	1,407,686	1,433,465
3.95%, 07/01/2020	826,000	840,111
4.07%, 07/01/2020	2,991,755	3,054,075
5.50%, 07/01/2020	1,224	1,228
3.96%, 08/01/2020	940,363	958,853
6.50%, 08/01/2020	1,327	1,343
3.43%, 09/01/2020	895,229	903,760
3.60%, 09/01/2020	180,899	183,264
3.29%, 10/01/2020	759,211	763,539
3.36%, 10/01/2020	790,273	796,870
3.50%, 10/01/2020	1,080,975	1,093,178
3.59%, 10/01/2020	1,441,747	1,460,910
3.92%, 10/01/2020	665,863	678,087
3.23%, 11/01/2020	557,554	560,731
3.27%, 11/01/2020	756,498	760,685
2.00%, 12/01/2020	1,548,000	1,512,167
3.48%, 12/01/2020	843,817	853,617
3.54%, 12/01/2020	285,775	289,054
3.62%, 12/01/2020	1,291,100	1,310,464

3.70%, 12/01/2020	357,249	363,157
3.83%, 12/01/2020	854,777	871,480
3.56%, 01/01/2021	1,540,269	1,562,919
3.87%, 01/01/2021	1,133,707	1,157,867
3.93%, 01/01/2021	386,250	393,902
4.05%, 01/01/2021	482,000	493,171
4.28%, 01/01/2021	617,957	635,568
4.33%, 02/01/2021	476,592	491,001
4.16%, 03/01/2021	1,638,304	1,681,442
6.00%, 03/01/2021	14,300	14,674
8.00%, 03/01/2021	36	36
4.25%, 04/01/2021	784,000	807,779
4.25%, 04/01/2021	1,032,000	1,063,301
4.30%, 04/01/2021	286,825	295,687
4.33%, 04/01/2021	693,133	714,992
6.00%, 04/01/2021	8,999	9,101
6.00%, 04/01/2021	4,880	4,990
4.36%, 05/01/2021	1,457,137	1,505,635
4.39%, 05/01/2021	733,011	754,409
3.97%, 06/01/2021	607,388	621,561
4.02%, 06/01/2021	691,000	708,547
4.10%, 06/01/2021	651,305	668,781
4.19%, 06/01/2021	525,172	540,623
4.26%, 06/01/2021	655,548	672,620
4.30%, 06/01/2021	1,205,238	1,243,983
4.34%, 06/01/2021	1,858,000	1,921,991
3.86%, 07/01/2021	915,014	935,453
3.89%, 07/01/2021	887,051	906,290
3.94%, 07/01/2021	1,032,000	1,056,463
3.99%, 07/01/2021	428,181	438,560
4.06%, 07/01/2021	969,360	995,039
4.26%, 07/01/2021	2,191,288	2,261,815
4.31%, 07/01/2021	797,321	822,782
6.00%, 07/01/2021	1,531	1,549
4.05%, 08/01/2021	166,151	170,583
4.13%, 08/01/2021	746,849	768,471
4.50%, 08/01/2021	2,838,000	2,952,858
6.00%, 08/01/2021	23,992	24,501
3.77%, 09/01/2021	2,776,000	2,841,190
3.85%, 09/01/2021	825,454	844,639

3.89%, 09/01/2021	1,404,910	1,437,034
3.92%, 09/01/2021	629,539	644,374
3.95%, 09/01/2021	976,778	998,630
3.31%, 10/01/2021	1,611,381	1,623,423
3.40%, 10/01/2021	333,482	336,872
3.43%, 11/01/2021	952,325	963,218
5.00%, 11/01/2021	27,859	28,332
3.03%, 12/01/2021	906,219	905,304
3.31%, 12/01/2021	368,559	371,440
3.42%, 12/01/2021	4,931,730	4,991,010
3.83%, 12/01/2021	1,548,000	1,587,065
6.00%, 12/01/2021	13,414	13,732
2.97%, 01/01/2022	727,223	725,092
3.03%, 01/01/2022	819,546	818,746
3.09%, 01/01/2022	1,271,497	1,272,669
3.12%, 01/01/2022	1,208,076	1,210,378
3.20%, 01/01/2022	807,328	810,975
3.06%, 02/01/2022	863,000	862,961
3.14%, 02/01/2022	456,130	457,320
2.71% (1 Month LIBOR USD + 0.80%, 0.80% Floor, 100.00% Cap), 03/01/2022 (1)	903,231	903,119
2.75%, 03/01/2022	913,720	901,044
3.08%, 03/01/2022	399,469	399,656
3.14%, 03/01/2022	284,157	284,861
3.21%, 03/01/2022	310,000	311,555
2.70%, 04/01/2022	1,517,951	1,494,469
3.08%, 04/01/2022	966,106	966,583
3.73%, 04/01/2022	2,354,292	2,401,945
6.50%, 04/01/2022	14,589	14,964
2.77%, 05/01/2022	1,618,631	1,596,066
2.86%, 05/01/2022	1,379,014	1,364,333
2.94%, 05/01/2022	1,010,246	1,005,786
3.02%, 05/01/2022	640,428	639,381
3.12%, 05/01/2022	921,786	923,500
6.50%, 05/01/2022	3,680	4,056
2.60%, 06/01/2022	810,432	797,103
2.76%, 06/01/2022	1,605,000	1,575,758
2.67%, 07/01/2022	624,000	612,186
2.69%, 07/01/2022	967,251	947,360
2.71%, 07/01/2022	984,122	967,647
2.82%, 07/01/2022	1,043,411	1,030,412

2.65%, 08/01/2022	1,032,000	1,011,329
2.47%, 09/01/2022	366,089	357,375
4.03%, 09/01/2022	1,181,274	1,221,892
2.39%, 10/01/2022	623,515	608,130
2.52%, 10/01/2022	938,662	920,052
2.57%, 10/01/2022	584,645	574,099
2.64%, 10/01/2022	650,770	637,472
2.37%, 11/01/2022	460,625	448,705
2.38%, 11/01/2022	836,781	815,383
2.41%, 11/01/2022	578,593	564,495
2.44%, 11/01/2022	794,604	776,188
2.45%, 11/01/2022	1,401,000	1,367,650
2.47%, 11/01/2022	516,000	503,988
2.55%, 11/01/2022	387,362	380,019
2.55%, 11/01/2022	1,212,650	1,189,663
7.50%, 11/01/2022	1,183	1,224
2.24%, 12/01/2022	626,717	606,846
2.28%, 12/01/2022	993,764	963,879
2.32%, 12/01/2022	366,430	356,091
2.34%, 12/01/2022	2,290,843	2,222,174
2.38%, 12/01/2022	481,594	469,012
2.39%, 12/01/2022	1,022,428	996,242
2.42%, 12/01/2022	1,134,770	1,106,959
2.66%, 12/01/2022	1,486,897	1,459,411
6.50%, 12/01/2022	12,888	14,205
2.15%, 01/01/2023	470,742	453,946
2.26% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 100.00% Cap), 01/01/2023 (1)	4,177,201	4,176,071
2.30% (1 Month LIBOR USD + 0.39%, 0.39% Floor, 100.00% Cap), 01/01/2023 (1)	742,839	742,792
2.33%, 01/01/2023	1,659,471	1,612,106
2.34%, 01/01/2023	1,325,028	1,287,797
2.37%, 01/01/2023	1,061,601	1,031,664
2.45%, 01/01/2023	710,190	693,393
2.51%, 01/01/2023	949,000	926,561
2.60%, 01/01/2023	747,662	734,524
2.40%, 02/01/2023	1,456,130	1,420,638
2.45%, 02/01/2023	1,290,000	1,255,663
6.00%, 02/01/2023	165,705	172,193
2.49%, 03/01/2023	777,567	759,724
2.50%, 04/01/2023	1,445,000	1,408,309
2.64%, 04/01/2023	344,204	336,531

2.71%, 04/01/2023	587,444	576,000
2.52%, 05/01/2023	3,302,000	3,219,707
2.54%, 05/01/2023	309,585	302,415
5.00%, 05/01/2023	13,413	13,947
2.42%, 06/01/2023	870,345	844,803
2.77%, 06/01/2023	1,718,992	1,689,245
2.77%, 06/01/2023	929,000	912,601
2.64%, 07/01/2023	413,000	402,826
3.67%, 07/01/2023	4,850,000	4,962,066
3.74%, 07/01/2023	553,547	565,821
3.59%, 08/01/2023	1,135,000	1,155,246
3.76%, 10/01/2023	949,434	972,244
3.38%, 12/01/2023	2,480,428	2,501,473
3.50%, 12/01/2023	2,234,000	2,254,573
3.45%, 01/01/2024	1,761,707	1,773,593
6.00%, 01/01/2024	48,665	50,973
6.00%, 01/01/2024	137,673	143,753
7.00%, 01/01/2024	371	400
6.50%, 02/01/2024	62,078	65,134
10.00%, 02/01/2024	275	276
3.76%, 03/01/2024	1,265,000	1,293,457
8.00%, 05/01/2024	405	429
6.00%, 07/01/2024	33,166	34,818
6.50%, 07/01/2024	29,902	32,958
8.50%, 07/01/2024	1,147	1,253
5.00%, 08/01/2024	52,844	54,706
2.39% (1 Month LIBOR USD + 0.48%, 0.48% Floor, 100.00% Cap), 09/01/2024 (1)	3,594,169	3,577,496
7.50%, 10/01/2024	505	539
2.28% (1 Month LIBOR USD + 0.37%, 0.37% Floor, 100.00% Cap), 12/01/2024 (1)	5,000,000	4,981,445
2.90%, 12/01/2024	2,000,000	1,960,228
2.92%, 12/01/2024	1,000,000	981,783
3.08%, 12/01/2024	1,914,238	1,898,591
3.11%, 12/01/2024	2,500,000	2,481,592
2.93%, 01/01/2025	1,925,433	1,893,397
3.64%, 01/01/2025	552,695	561,129
3.07%, 02/01/2025	4,995,000	4,943,332
2.70%, 04/01/2025	4,985,012	4,823,838
2.81%, 04/01/2025	1,400,000	1,361,338
6.50%, 04/01/2025	3,860	4,255
2.68%, 05/01/2025	1,894,533	1,831,428

8.50%, 05/01/2025	67	67
5.50%, 07/01/2025	64,894	69,523
3.10%, 09/01/2025	5,000,000	4,960,767
3.77%, 12/01/2025	3,500,000	3,587,888
3.50%, 01/01/2026	355,477	360,404
7.00%, 04/01/2026	5,248	5,402
6.00%, 07/01/2026	37,547	41,032
3.29%, 08/01/2026	1,500,000	1,491,727
3.29%, 08/01/2026	3,000,000	2,983,171
4.55%, 08/01/2026	959,834	1,013,344
4.76%, 08/01/2026	1,018,709	1,089,916
4.77%, 08/01/2026	648,070	693,537
6.50%, 08/01/2026	66,077	72,830
3.25%, 09/01/2026	1,500,000	1,487,766
2.29%, 10/01/2026	10,426,963	9,751,115
3.24%, 10/01/2026	1,874,329	1,862,428
3.12%, 11/01/2026	990,597	966,555
3.14%, 12/01/2026	1,874,270	1,845,362
3.24%, 12/01/2026	1,500,000	1,479,526
3.26%, 12/01/2026	975,328	967,971
4.66%, 12/01/2026	1,108,625	1,170,252
3.12%, 02/01/2027	1,443,510	1,418,567
3.25%, 02/01/2027	5,862,982	5,794,742
3.34%, 02/01/2027	1,500,000	1,494,991
2.91%, 03/01/2027	10,000,000	9,667,291
3.13%, 03/01/2027	6,835,000	6,680,511
3.50%, 03/01/2027	2,235,372	2,270,857
8.00%, 03/01/2027	6,779	7,339
3.00%, 04/01/2027	665,066	665,002
3.03%, 04/01/2027	1,500,000	1,456,498
2.79%, 05/01/2027	2,000,000	1,906,019
2.81%, 05/01/2027	1,997,231	1,918,101
2.83%, 05/01/2027	8,000,000	7,638,398
3.00%, 05/01/2027	3,970,543	3,970,161
4.00%, 05/01/2027	3,034,098	3,114,619
3.00%, 06/01/2027	2,000,000	1,935,367
8.00%, 06/01/2027	5,516	5,955
3.50%, 07/01/2027	6,358,248	6,451,407
3.50%, 07/01/2027	3,008,104	3,045,868
6.00%, 07/01/2027	48,407	52,912

3.00%, 07/15/2027 (5)	7,290,000	7,245,373
2.50%, 09/01/2027	544,019	533,036
2.52% (11th District Cost of Funds Index + 1.25%, 0.93% Floor, 12.72% Cap), 09/01/2027 (1)	4,426	4,450
7.00%, 09/01/2027	810	895
6.00%, 11/01/2027	23,513	25,696
2.50%, 12/01/2027	1,210,834	1,186,403
2.91%, 12/01/2027	9,400,000	9,001,891
6.00%, 12/01/2027	67,033	73,256
3.08%, 01/01/2028	8,000,000	7,767,098
3.10%, 01/01/2028	6,750,000	6,557,918
6.00%, 01/01/2028	116,488	127,322
2.50%, 03/01/2028	4,264,706	4,176,118
2.50%, 04/01/2028	5,044,216	4,939,191
5.00%, 05/01/2028	23,601	25,020
2.97%, 06/01/2028	3,161,883	3,029,816
3.57%, 06/01/2028	8,361,000	8,404,644
3.59%, 06/01/2028	8,000,000	8,068,076
8.00%, 06/01/2028	3,997	4,331
9.50%, 07/01/2028	640	656
2.57%, 08/01/2028	5,400,000	4,994,971
2.64%, 08/01/2028	3,398,841	3,159,726
3.00%, 08/01/2028	1,609,129	1,608,482
2.58%, 09/01/2028	3,830,000	3,539,238
2.59%, 09/01/2028	7,552,000	6,978,307
3.00%, 09/01/2028	2,468,072	2,467,076
8.00%, 09/01/2028	10,752	11,935
2.50%, 10/01/2028	599,844	587,371
2.55%, 10/01/2028	9,300,000	8,576,013
2.62%, 10/01/2028	9,630,452	8,987,655
6.00%, 10/01/2028	89,284	97,574
8.00%, 11/01/2028	27,551	31,099
2.69%, 12/01/2028	4,567,000	4,229,806
3.00%, 12/01/2028	958,305	957,920
6.00%, 12/01/2028	3,350	3,661
6.00%, 01/01/2029	4,236	4,666
7.00%, 01/01/2029	7,880	8,422
3.22%, 02/01/2029	9,000,000	8,794,648
3.28%, 02/01/2029	8,200,000	8,054,715
3.21%, 03/01/2029	10,000,000	9,714,918
3.30%, 03/01/2029	4,000,000	3,912,177

3.32%, 03/01/2029	2,943,194	2,903,600
4.00% (11th District Cost of Funds Index + 1.25%, 3.65% Floor, 13.51% Cap), 03/01/2029 (1)	3,025	3,118
6.50%, 03/01/2029	17,171	18,733
3.26%, 04/01/2029	13,520,000	13,185,278
3.34%, 04/01/2029	5,107,727	5,046,774
3.20%, 06/01/2029	3,500,000	3,412,839
2.99%, 07/01/2029	9,527,000	9,055,319
3.02%, 07/01/2029	8,200,000	7,815,440
2.99%, 08/01/2029	7,240,000	6,883,953
4.50%, 08/01/2029	190,320	198,714
3.09%, 09/01/2029	7,484,000	7,151,657
4.50%, 09/01/2029	224,046	233,923
6.00%, 09/01/2029	60,385	65,990
2.90%, 10/01/2029	3,520,000	3,326,128
3.63%, 10/01/2029	1,422,820	1,444,183
6.50%, 11/01/2029	587,708	650,619
3.50%, 12/01/2029	4,891,815	4,956,041
3.23%, 01/01/2030	7,590,000	7,316,572
3.23%, 01/01/2030	4,609,200	4,482,401
4.50%, 01/01/2030	342,863	358,319
3.55%, 02/01/2030	1,500,000	1,505,189
2.50%, 04/01/2030	2,572,046	2,511,318
3.03%, 04/01/2030	3,500,000	3,332,826
3.08%, 04/01/2030	1,994,427	1,918,983
2.50%, 05/01/2030	3,179,528	3,104,395
2.92%, 05/01/2030	4,000,000	3,730,555
2.94%, 05/01/2030	2,500,000	2,361,929
3.00%, 05/01/2030	2,547,742	2,538,090
3.50%, 05/01/2030	848,665	859,917
2.96%, 06/01/2030	1,953,144	1,882,691
3.13%, 06/01/2030	1,000,000	952,761
3.20%, 06/01/2030	1,000,000	971,299
3.30%, 07/01/2030	1,005,000	982,600
3.34%, 07/01/2030	1,500,000	1,474,977
3.39%, 09/01/2030	1,908,837	1,888,368
3.26%, 10/01/2030	5,010,504	4,899,743
3.00%, 02/01/2031	11,339,409	11,275,532
5.00%, 04/01/2031	157,438	169,571
2.00%, 08/01/2031	3,273,970	3,100,974
6.50%, 08/01/2031	14,288	15,852

2.50%, 11/01/2031	4,172,420	4,057,064
4.00%, 11/01/2031	5,715,771	5,913,539
4.00%, 02/01/2032	490,467	500,238
6.50%, 02/01/2032	69,420	76,514
3.00%, 04/01/2032	154,537	153,666
3.32%, 04/01/2032	6,197,701	6,076,651
3.00%, 05/01/2032	956,358	950,968
3.00%, 06/01/2032	973,074	967,590
7.00%, 06/01/2032	5,279	5,520
3.00%, 07/01/2032	353,785	351,792
3.50%, 07/01/2032	147,131	149,291
3.00%, 08/01/2032	9,229,847	9,182,599
7.00%, 08/01/2032	1,240	1,256
3.22%, 09/01/2032	6,000,000	5,751,161
5.50%, 11/01/2032	58,588	63,512
3.00%, 12/01/2032	969,922	964,742
3.50%, 12/01/2032	360,318	364,250
5.00%, 12/01/2032	743	753
6.00%, 12/01/2032	25,255	27,783
6.00%, 12/01/2032	179,532	197,946
3.00%, 01/01/2033	24,679,735	24,547,898
3.19%, 01/01/2033	4,998,417	4,932,978
3.50%, 02/01/2033	674,806	682,220
5.50%, 02/01/2033	2,367	2,563
7.00%, 02/01/2033	1,577	1,644
5.50%, 03/01/2033	92,448	101,058
6.00%, 03/01/2033	4,429	4,850
6.00%, 03/01/2033	4,183	4,572
6.00%, 03/01/2033	2,526	2,760
6.00%, 03/01/2033	5,910	6,512
6.00%, 03/01/2033	7,640	8,350
5.50%, 04/01/2033	63,221	68,519
6.00%, 05/01/2033	23,906	26,744
3.50%, 06/01/2033	258,222	261,061
5.00%, 06/01/2033	17,727	19,035
7.00%, 06/01/2033	107,967	123,327
5.00%, 07/01/2033	22,239	23,878
5.00%, 07/01/2033	18,367	19,723
5.50%, 07/01/2033	14,477	15,697
3.64% (12 Month LIBOR USD + 1.61%, 9.27% Cap), 08/01/2033 (1)	31,290	32,730

6.00%, 08/01/2033	8,313	9,111
3.24% (6 Month LIBOR USD + 1.41%, 9.20% Cap), 09/01/2033 (1)	48,532	49,932
3.56% (12 Month LIBOR USD + 1.81%, 9.17% Cap), 09/01/2033 (1)	15,244	16,082
5.50%, 09/01/2033	235,941	255,236
6.00%, 09/01/2033	14,877	15,914
6.00%, 09/01/2033	13,710	15,301
3.50%, 10/01/2033	12,213,174	12,392,312
4.50%, 10/01/2033	5,564,364	5,824,251
3.27% (12 Month LIBOR USD + 1.52%, 10.25% Cap), 11/01/2033 (1)	39,051	40,717
4.50%, 11/01/2033	19,368	20,259
5.00%, 11/01/2033	4,071,297	4,359,956
5.00%, 11/01/2033	5,980	6,404
5.00%, 11/01/2033	350,061	376,027
5.50%, 11/01/2033	4,671	5,084
4.00%, 12/01/2033	59,010	60,253
5.50%, 12/01/2033	95,424	105,674
3.43% (12 Month LIBOR USD + 1.67%, 8.87% Cap), 01/01/2034 (1)	13,507	14,148
5.50%, 01/01/2034	8,743	9,658
5.50%, 03/01/2034	9,998	10,915
5.00%, 04/01/2034	123,720	133,713
5.00%, 05/01/2034	40,240	43,343
4.29% (1 Year CMT Rate + 2.30%, 9.22% Cap), 06/01/2034 (1)	46,808	49,612
3.26% (1 Year CMT Rate + 2.05%, 9.32% Cap), 07/01/2034 (1)	2,870	3,019
2.86% (6 Month LIBOR USD + 1.20%, 10.34% Cap), 08/01/2034 (1)	35,481	36,271
3.39% (12 Month LIBOR USD + 1.64%, 9.99% Cap), 08/01/2034 (1)	21,868	22,963
3.50% (12 Month LIBOR USD + 1.75%, 10.00% Cap), 08/01/2034 (1)	8,681	9,118
3.35% (12 Month LIBOR USD + 1.60%, 10.95% Cap), 09/01/2034 (1)	3,918	4,117
4.50%, 09/01/2034	32,202	33,732
5.50%, 09/01/2034	21,740	23,618
3.24% (12 Month LIBOR USD + 1.50%, 10.10% Cap), 10/01/2034 (1)	17,632	18,419
3.54% (1 Year CMT Rate + 2.38%, 10.18% Cap), 10/01/2034 (1)	42,771	45,472
5.50%, 10/01/2034	32,914	34,156
3.25% (1 Year CMT Rate + 2.00%, 9.13% Cap), 11/01/2034 (1)	6,410	6,718
3.43% (12 Month LIBOR USD + 1.68%, 9.79% Cap), 11/01/2034 (1)	16,036	16,852
3.57%, 11/01/2034	1,376,688	1,371,612
3.61%, 11/01/2034	1,411,731	1,405,252
6.00%, 11/01/2034	5,884	6,484
5.00%, 12/01/2034	32,468	34,776
5.00%, 12/01/2034	307,366	329,148
3.42% (12 Month LIBOR USD + 1.55%, 10.31% Cap), 01/01/2035 (1)	13,175	13,766

3.61% (6 Month LIBOR USD + 1.51%, 10.85% Cap), 01/01/2035 (1)	253,187	261,655
5.00%, 01/01/2035	22,823	24,195
7.50%, 01/01/2035	47,020	54,020
3.32% (6 Month LIBOR USD + 1.53%, 10.92% Cap), 02/01/2035 (1)	13,121	13,569
5.00%, 02/01/2035	706,301	756,377
5.00%, 02/01/2035	3,548,964	3,800,250
5.50%, 02/01/2035	73,734	80,069
3.44% (12 Month LIBOR USD + 1.52%, 9.90% Cap), 03/01/2035 (1)	46,228	48,201
7.50%, 03/01/2035	52,608	60,900
3.45%, 04/01/2035	1,902,520	1,861,791
3.86% (1 Year CMT Rate + 2.22%, 9.57% Cap), 04/01/2035 (1)	50,036	52,732
6.00%, 04/01/2035	109,869	121,073
3.91% (12 Month LIBOR USD + 1.31%, 10.01% Cap), 05/01/2035 (1)	38,198	39,649
4.14% (12 Month LIBOR USD + 1.60%, 10.86% Cap), 05/01/2035 (1)	7,794	8,125
3.12%, 06/01/2035	3,400,000	3,175,277
5.00%, 06/01/2035	628,169	672,611
3.27% (1 Year CMT Rate + 1.89%, 10.14% Cap), 07/01/2035 (1)	23,935	24,960
5.00%, 07/01/2035	3,403,703	3,644,343
5.00%, 07/01/2035	3,002,688	3,215,521
5.00%, 07/01/2035	23,370	25,004
3.14% (12 Month LIBOR USD + 1.39%, 11.01% Cap), 08/01/2035 (1)	2,072	2,127
3.31% (12 Month LIBOR USD + 1.55%, 10.44% Cap), 09/01/2035 (1)	28,479	29,795
5.00%, 09/01/2035	66,403	71,736
4.00% (1 Year CMT Rate + 2.47%, 10.48% Cap), 10/01/2035 (1)	65,620	69,123
5.00%, 10/01/2035	712,689	763,251
5.00%, 10/01/2035	313,186	335,422
5.00%, 11/01/2035	695,702	745,127
5.50%, 12/01/2035	29,505	30,695
3.41% (12 Month US Treasury Average + 2.00%, 8.59% Cap), 01/01/2036 (1)	119,255	124,323
3.75% (1 Year CMT Rate + 2.25%, 9.71% Cap), 01/01/2036 (1)	45,975	48,504
4.25% (12 Month LIBOR USD + 2.25%, 10.13% Cap), 01/01/2036 (1)	3,604	3,636
5.00%, 01/01/2036	58,439	62,600
6.50%, 01/01/2036	340,783	378,495
4.38% (6 Month LIBOR USD + 2.50%, 10.92% Cap), 02/01/2036 (1)	8,749	9,185
5.00%, 02/01/2036	46,263	49,548
6.00%, 02/01/2036	6,178	6,615
7.00%, 02/01/2036	48,914	55,248
4.31% (6 Month LIBOR USD + 2.50%, 11.27% Cap), 03/01/2036 (1)	383,646	410,816
7.00%, 03/01/2036	2,162	2,366
5.50%, 04/01/2036	84,559	91,731

6.50%, 04/01/2036	1,022	1,028
4.22% (12 Month LIBOR USD + 1.84%, 11.04% Cap), 05/01/2036 (1)	23,521	24,780
5.50%, 05/01/2036	72,727	79,230
5.50%, 05/01/2036	112,010	120,709
3.70% (12 Month LIBOR USD + 1.82%, 11.17% Cap), 06/01/2036 (1)	195,933	206,759
4.10% (12 Month LIBOR USD + 1.62%, 11.45% Cap), 06/01/2036 (1)	18,378	19,182
4.14% (12 Month LIBOR USD + 1.92%, 10.57% Cap), 06/01/2036 (1)	48,884	51,645
3.52% (12 Month LIBOR USD + 1.77%, 10.90% Cap), 07/01/2036 (1)	67,424	70,956
6.50%, 07/01/2036	5,210	5,798
3.26% (1 Year CMT Rate + 2.12%, 10.49% Cap), 08/01/2036 (1)	29,776	31,248
3.44% (12 Month LIBOR USD + 1.71%, 11.44% Cap), 08/01/2036 (1)	48,533	49,267
3.57% (12 Month LIBOR USD + 1.83%, 10.97% Cap), 08/01/2036 (1)	89,822	94,377
6.50%, 08/01/2036	211,240	232,828
3.26% (6 Month LIBOR USD + 1.34%, 12.76% Cap), 09/01/2036 (1)	190,107	195,574
3.37% (12 Month LIBOR USD + 1.62%, 11.32% Cap), 09/01/2036 (1)	59,344	62,025
3.52% (12 Month LIBOR USD + 1.77%, 11.13% Cap), 09/01/2036 (1)	158,381	166,639
3.57% (12 Month LIBOR USD + 1.82%, 10.97% Cap), 09/01/2036 (1)	38,731	40,620
3.60% (6 Month LIBOR USD + 1.60%, 10.33% Cap), 09/01/2036 (1)	35,434	36,792
6.00%, 09/01/2036	420,710	463,844
2.50%, 10/01/2036	9,018,168	8,585,303
3.40% (12 Month LIBOR USD + 1.66%, 11.53% Cap), 10/01/2036 (1)	71,906	75,193
3.83% (12 Month LIBOR USD + 2.08%, 11.43% Cap), 10/01/2036 (1)	75,663	80,484
3.83% (12 Month LIBOR USD + 2.08%, 10.59% Cap), 10/01/2036 (1)	112,166	119,360
6.50%, 10/01/2036	47,132	52,113
3.00%, 11/01/2036	8,507,040	8,393,683
3.63% (12 Month LIBOR USD + 1.88%, 12.09% Cap), 11/01/2036 (1)	31,569	33,141
3.97% (12 Month LIBOR USD + 2.23%, 10.64% Cap), 11/01/2036 (1)	31,629	33,428
5.50%, 11/01/2036	27,867	30,191
6.00%, 11/01/2036	59,868	65,928
2.50%, 12/01/2036	5,063,519	4,820,479
3.54% (12 Month LIBOR USD + 1.79%, 10.98% Cap), 12/01/2036 (1)	135,782	142,598
3.69% (12 Month LIBOR USD + 1.94%, 10.70% Cap), 12/01/2036 (1)	35,204	36,881
7.00%, 12/01/2036	7,834	8,430
3.30% (6 Month LIBOR USD + 1.44%, 12.56% Cap), 01/01/2037 (1)	62,466	64,445
3.75% (12 Month LIBOR USD + 1.93%, 10.86% Cap), 01/01/2037 (1)	34,411	36,305
6.50%, 01/01/2037	109,103	117,828
3.20% (6 Month LIBOR USD + 1.49%, 12.63% Cap), 02/01/2037 (1)	83,836	86,715
3.66% (6 Month LIBOR USD + 2.03%, 10.68% Cap), 02/01/2037 (1)	67,327	70,933
5.50%, 03/01/2037	535,639	579,732
6.00%, 03/01/2037	85,644	90,363

7.00%, 03/01/2037	12,711	14,185
3.80% (12 Month LIBOR USD + 1.71%, 10.78% Cap), 04/01/2037 (1)	126,445	132,244
5.50%, 04/01/2037	178,031	193,364
7.00%, 04/01/2037	9,900	10,783
4.00%, 05/01/2037	13,954,166	14,383,874
5.50%, 05/01/2037	262,386	282,045
6.50%, 05/01/2037	8,409	8,541
7.50%, 05/01/2037	38,844	44,812
3.00% (6 Month LIBOR USD + 1.32%, 12.13% Cap), 07/01/2037 (1)	100,937	103,635
3.22% (12 Month LIBOR USD + 1.47%, 10.72% Cap), 07/01/2037 (1)	8,384	8,706
3.50% (12 Month LIBOR USD + 1.68%, 11.01% Cap), 07/01/2037 (1)	186,010	194,561
3.61% (12 Month LIBOR USD + 1.86%, 10.51% Cap), 07/01/2037 (1)	82,935	87,449
5.00%, 07/01/2037	699,716	749,160
5.00%, 07/01/2037	608,870	651,982
5.00%, 07/01/2037	881,497	944,449
4.20% (12 Month LIBOR USD + 2.37%, 11.14% Cap), 08/01/2037 (1)	71,404	75,958
6.50%, 08/01/2037	33,665	37,779
6.50%, 08/01/2037	39,583	44,935
3.21% (12 Month LIBOR USD + 1.46%, 10.82% Cap), 09/01/2037 (1)	38,784	40,271
3.53% (12 Month LIBOR USD + 1.78%, 11.21% Cap), 09/01/2037 (1)	10,460	10,700
3.55% (12 Month LIBOR USD + 1.80%, 11.83% Cap), 09/01/2037 (1)	92,658	97,428
3.62% (1 Year CMT Rate + 2.32%, 11.07% Cap), 09/01/2037 (1)	17,613	18,649
6.00%, 09/01/2037	91,424	100,772
7.00%, 09/01/2037	46,213	50,707
6.50%, 10/01/2037	86,768	96,751
7.50%, 10/01/2037	199,885	231,167
3.22% (1 Year CMT Rate + 2.08%, 10.60% Cap), 11/01/2037 (1)	79,477	83,237
3.24% (12 Month LIBOR USD + 1.44%, 11.21% Cap), 11/01/2037 (1)	150,708	156,124
7.50%, 11/01/2037	66,520	75,525
8.00%, 11/01/2037	14,159	15,401
3.50% (1 Year CMT Rate + 2.24%, 10.67% Cap), 12/01/2037 (1)	185,892	194,892
3.79% (12 Month LIBOR USD + 1.79%, 10.19% Cap), 01/01/2038 (1)	18,735	19,361
5.50%, 01/01/2038	171,151	186,146
8.00%, 01/01/2038	7,432	8,754
5.00%, 02/01/2038	124,463	133,245
6.00%, 04/01/2038	37,351	40,818
5.50%, 05/01/2038	31,919	33,554
6.00%, 05/01/2038	281,796	308,044
5.50%, 06/01/2038	1,153,022	1,243,220
5.50%, 06/01/2038	2,061	2,226

5.50%, 06/01/2038	158,448	171,638
5.50%, 09/01/2038	970,260	1,051,569
7.00%, 09/01/2038	55,357	63,238
6.50%, 10/01/2038	101,575	112,712
6.50%, 10/01/2038	401,055	445,211
7.00%, 10/01/2038	116,115	133,614
6.00%, 11/01/2038	76,758	86,053
7.00%, 11/01/2038	76,720	90,370
7.50%, 11/01/2038	50,307	58,336
7.00%, 12/01/2038	201,049	231,085
5.00%, 01/01/2039	2,674,908	2,856,179
7.00%, 01/01/2039	339,331	386,683
7.50%, 04/01/2039	205,947	241,258
4.50%, 05/01/2039	405,505	426,400
5.50%, 06/01/2039	27,247	28,520
5.00%, 09/01/2039	139,097	148,495
5.50%, 09/01/2039	97,910	105,426
4.50%, 11/01/2039	30,323	31,887
5.50%, 12/01/2039	99,525	106,952
6.00%, 12/01/2039	1,392,747	1,532,642
5.50%, 01/01/2040	691,986	761,930
5.00%, 04/01/2040	350,209	375,317
4.00%, 07/01/2040	6,060,821	6,222,869
4.00%, 07/01/2040 (5)	37,750,000	38,482,882
4.00%, 08/01/2040	213,519	219,257
4.50%, 08/01/2040	4,406,969	4,635,852
4.50%, 08/01/2040	4,463,757	4,695,884
5.00%, 08/01/2040	783,931	840,875
5.00%, 08/01/2040	378,918	406,422
4.00%, 08/15/2040 (5)	45,000,000	45,808,596
4.50%, 08/15/2040 (5)	2,250,000	2,338,462
5.00%, 08/15/2040 (5)	4,000,000	4,229,004
5.50%, 08/15/2040 (5)	7,750,000	8,299,463
4.00%, 09/01/2040	1,564,676	1,606,787
4.50%, 09/01/2040	1,467,918	1,544,372
4.00%, 10/01/2040	1,810,922	1,859,760
4.50%, 10/01/2040	605,779	635,889
6.00%, 10/01/2040	1,892,184	2,084,459
3.50%, 12/01/2040	134,267	134,704
4.00%, 12/01/2040	306,510	314,784

4.00%, 12/01/2040	1,605,130	1,648,451
4.50%, 12/01/2040	545,338	573,712
4.50%, 12/01/2040	1,917,531	2,017,413
4.50%, 12/01/2040	6,551,432	6,891,493
4.00%, 01/01/2041	282,192	289,800
4.00%, 01/01/2041	638,253	655,479
4.00%, 01/01/2041	907,684	932,183
4.00%, 01/01/2041	1,257,834	1,291,739
4.00%, 01/01/2041	2,134,892	2,192,431
4.00%, 01/01/2041	2,100,038	2,156,656
4.00%, 01/01/2041	1,879,331	1,930,050
3.50%, 02/01/2041	11,271,205	11,307,886
4.00%, 02/01/2041	70,988	72,901
4.00%, 02/01/2041	1,755,965	1,804,327
4.00%, 02/01/2041	2,872,270	2,949,799
4.50%, 03/01/2041	1,409,161	1,482,552
4.50%, 04/01/2041	1,256,966	1,322,406
4.50%, 05/01/2041	1,929,083	2,029,538
4.50%, 05/01/2041	7,460,857	7,848,208
5.00%, 05/01/2041	156,646	168,063
4.50%, 07/01/2041	446,247	468,573
6.00%, 07/01/2041	4,884,446	5,376,931
3.50%, 07/15/2041 (5)	10,810,000	10,755,873
4.50%, 07/15/2041 (5)	107,795,000	112,235,227
5.00%, 07/15/2041 (5)	24,380,000	25,823,398
4.50%, 08/01/2041	2,974,764	3,113,038
4.00%, 09/01/2041	339,373	348,518
4.00%, 10/01/2041	879,327	903,070
4.00%, 10/01/2041	1,333,675	1,369,612
3.50%, 11/01/2041	4,818,791	4,834,412
3.50%, 11/01/2041	494,912	496,524
3.50%, 12/01/2041	890,199	893,098
3.50%, 12/01/2041	8,860,537	8,889,338
3.50%, 12/01/2041	342,380	343,487
4.00%, 12/01/2041	1,706,800	1,755,153
4.00%, 12/01/2041	2,703,076	2,776,054
4.00%, 12/01/2041	1,831,964	1,881,276
4.00%, 01/01/2042	3,843,411	3,949,522
4.50%, 01/01/2042	3,033,178	3,189,799
4.50%, 01/01/2042	874,447	916,904

3.50%, 02/01/2042	307,304	308,304
3.50%, 02/01/2042	565,560	567,375
4.50%, 02/01/2042	399,498	418,872
4.00%, 03/01/2042	177,717	180,597
3.50%, 04/01/2042	347,520	348,651
3.00%, 05/01/2042	670,401	655,527
3.50%, 05/01/2042	9,452,317	9,483,094
4.50%, 05/01/2042	767,590	807,360
5.00%, 05/01/2042	2,687,186	2,883,556
3.50%, 06/01/2042	2,106,304	2,113,124
3.50%, 07/01/2042	4,862,167	4,875,366
3.50%, 07/01/2042	1,411,134	1,415,729
4.00%, 07/01/2042	488,378	500,955
4.00%, 07/01/2042	526,416	540,135
4.00%, 07/01/2042	906,312	929,783
4.00%, 07/01/2042	581,584	596,788
3.00%, 07/15/2042 (5)	29,170,000	28,249,322
3.50%, 08/01/2042	918,601	920,929
4.00%, 08/01/2042	6,765,175	6,951,952
3.50%, 09/01/2042	6,417,718	6,435,073
3.50%, 09/01/2042	1,147,294	1,146,407
3.50%, 09/01/2042	1,107,147	1,111,104
3.00%, 10/01/2042	6,112,723	5,977,589
3.50%, 10/01/2042	496,106	497,900
3.50%, 10/01/2042	827,539	829,473
3.50%, 10/01/2042	558,390	559,603
3.50%, 10/01/2042	1,550,641	1,554,278
3.00%, 11/01/2042	2,412,012	2,356,960
3.50%, 11/01/2042	3,394,922	3,402,209
3.50%, 11/01/2042	8,601,470	8,621,708
4.50%, 11/01/2042	10,504,700	11,045,160
3.00%, 12/01/2042	135,664	132,566
3.00%, 12/01/2042	1,419,139	1,386,903
4.00%, 12/01/2042	632,550	649,624
2.50%, 01/01/2043	3,001,969	2,825,213
3.00%, 01/01/2043	1,845,546	1,801,674
3.00%, 01/01/2043	1,963,855	1,918,789
3.00%, 01/01/2043	2,103,734	2,055,474
3.00%, 01/01/2043	1,213,673	1,185,963
3.50%, 01/01/2043	944,645	943,914

3.50%, 01/01/2043	1,282,061	1,284,614
2.50%, 02/01/2043	1,336,498	1,257,852
3.00%, 02/01/2043	1,008,133	984,091
3.50%, 02/01/2043	82,264	82,531
3.50%, 02/01/2043	83,873	84,024
3.00%, 03/01/2043	444,624	434,240
3.50%, 03/01/2043	5,194,783	5,201,356
3.50%, 03/01/2043	1,835,280	1,838,271
3.50%, 03/01/2043	670,795	670,276
3.00%, 04/01/2043	881,102	860,494
3.00%, 04/01/2043	3,348,471	3,270,461
3.00%, 04/01/2043	2,089,133	2,040,584
3.00%, 04/01/2043	1,477,287	1,443,087
3.00%, 04/01/2043	776,387	758,313
3.50%, 04/01/2043	5,688,248	5,694,270
3.50%, 04/01/2043	2,194,758	2,197,486
3.00%, 05/01/2043	841,149	821,590
3.00%, 05/01/2043	2,754,915	2,690,765
3.00%, 05/01/2043	12,748,511	12,451,560
3.00%, 05/01/2043	973,173	950,436
3.00%, 05/01/2043	439,029	428,779
3.00%, 05/01/2043	142,251	138,945
3.00%, 05/01/2043	1,792,785	1,750,852
3.50%, 05/01/2043	865,807	865,132
3.50%, 05/01/2043	103,959	104,128
3.50%, 05/01/2043	2,397,863	2,396,008
3.50%, 05/01/2043	1,765,262	1,763,897
3.00%, 06/01/2043	541,001	528,370
3.00%, 06/01/2043	108,633	106,127
3.00%, 06/01/2043	506,275	494,440
3.00%, 06/01/2043	3,092,311	3,019,907
3.00%, 06/01/2043	8,672,330	8,469,943
3.00%, 06/01/2043	831,301	812,612
3.00%, 06/01/2043	296,730	289,808
3.50%, 06/01/2043	2,152,207	2,150,542
3.00%, 07/01/2043	487,748	476,353
3.00%, 07/01/2043	2,876,895	2,809,948
3.00%, 07/01/2043	96,964	94,701
3.00%, 07/01/2043	514,583	502,560
3.00%, 07/01/2043	1,849,287	1,806,317

3.00%, 07/01/2043	2,155,046	2,104,793
3.00%, 07/01/2043	1,356,729	1,325,097
3.00%, 07/01/2043	409,678	400,104
3.00%, 07/01/2043	14,053,239	13,731,885
3.00%, 07/01/2043	508,673	496,802
3.50%, 07/01/2043	11,126,060	11,138,158
4.00%, 07/01/2043	1,257,504	1,290,086
3.00%, 08/01/2043	1,047,692	1,023,649
3.00%, 08/01/2043	1,560,344	1,523,930
3.00%, 08/01/2043	4,593,287	4,490,069
3.00%, 08/01/2043	3,327,125	3,249,449
3.00%, 08/01/2043	2,029,251	1,981,854
3.00%, 08/01/2043	1,238,576	1,209,735
4.00%, 08/01/2043	3,508,557	3,601,772
3.00%, 09/01/2043	1,075,267	1,050,351
3.50%, 09/01/2043	12,493,025	12,533,532
4.00%, 09/01/2043	311,202	319,350
5.00%, 09/01/2043	1,436,973	1,528,219
2.50%, 10/01/2043	2,661,506	2,504,747
3.00%, 10/01/2043	113,151	110,519
4.00%, 11/01/2043	4,665,364	4,777,742
4.00%, 12/01/2043	1,047,993	1,075,565
4.00%, 12/01/2043	200,662	205,457
4.00%, 12/01/2043	2,091,652	2,150,896
3.00%, 02/01/2044	8,443,709	8,255,008
4.00%, 06/01/2044	5,912,502	6,072,070
4.00%, 07/01/2044	5,509,731	5,652,491
4.00%, 07/01/2044	1,112,970	1,144,488
4.00%, 08/01/2044	8,442,940	8,659,766
4.00%, 09/01/2044	1,823,529	1,863,293
4.00%, 01/01/2045	12,933,586	13,208,330
3.50%, 02/01/2045	9,707,302	9,735,099
4.00%, 02/01/2045	704,405	724,354
3.00%, 04/01/2045	9,825,561	9,563,503
3.50%, 04/01/2045	15,654,177	15,622,712
3.50%, 06/01/2045	3,502,259	3,495,220
3.50%, 06/01/2045	13,224,984	13,198,402
4.00%, 07/01/2045	10,152,357	10,391,228
3.50%, 11/01/2045	3,853,053	3,845,309
4.00%, 11/01/2045	909,229	934,981

3.50%, 12/01/2045	935,419	933,539
4.00%, 12/01/2045	1,903,112	1,941,527
4.00%, 12/01/2045	8,416,694	8,586,589
3.50%, 01/01/2046	12,699,540	12,674,013
4.00%, 01/01/2046	5,329,946	5,437,527
4.50%, 02/01/2046	10,958,364	11,526,699
2.50%, 05/01/2046	1,707,495	1,599,997
3.00%, 05/01/2046	2,076,459	2,028,011
3.50%, 06/01/2046	7,982,318	7,967,511
3.50%, 06/01/2046	1,482,633	1,480,013
2.50%, 07/01/2046	3,416,729	3,201,623
3.00%, 07/01/2046	6,746,032	6,543,077
3.50%, 07/01/2046	284,065	283,538
4.00%, 08/01/2046	9,269,542	9,462,334
3.00%, 09/01/2046	11,758,650	11,404,890
3.00%, 09/01/2046	8,426,688	8,173,166
3.50%, 09/01/2046	3,492,026	3,489,339
2.50%, 10/01/2046	1,251,744	1,172,932
3.00%, 10/01/2046	2,653,751	2,573,911
3.50%, 10/01/2046	646,475	645,276
3.00%, 11/01/2046	2,725,782	2,643,777
3.00%, 11/01/2046	9,214,299	8,937,084
3.50%, 11/01/2046	17,242,563	17,207,906
4.00%, 11/01/2046	1,357,557	1,388,607
3.50%, 12/01/2046	8,827,401	8,811,025
3.50%, 12/01/2046	4,627,872	4,618,212
3.00%, 01/01/2047	23,890,973	23,172,212
3.50%, 03/01/2047	11,506,132	11,484,784
3.50%, 03/01/2047	9,366,730	9,349,352
4.00%, 03/01/2047	9,972,686	10,171,344
4.50%, 03/01/2047	1,805,911	1,884,160
3.50%, 04/01/2047	2,602,291	2,597,463
3.50%, 04/01/2047	9,363,775	9,346,403
4.00%, 05/01/2047	3,702,432	3,780,447
4.00%, 06/01/2047	3,634,720	3,724,260
3.50%, 07/01/2047	10,679,858	10,660,043
3.50%, 08/01/2047	2,772,334	2,764,827
3.50%, 08/01/2047	9,835,161	9,807,768
3.50%, 09/01/2047	9,217,406	9,190,248
3.50%, 10/01/2047	4,791,694	4,777,744

3.50%, 11/01/2047	20,552,843	20,466,929
3.50%, 11/01/2047	4,014,840	4,005,743
4.00%, 01/01/2048	9,756,811	9,970,138
4.00%, 01/01/2048	8,934,060	9,139,373
4.00%, 01/01/2048	8,937,929	9,173,240
5.00%, 01/01/2048	1,903,621	2,018,059
4.00%, 03/01/2048	10,891,982	11,177,609
4.00%, 03/01/2048	4,849,211	4,960,658
4.00%, 04/01/2048	8,330,784	8,518,095
4.00%, 04/01/2048	8,266,865	8,454,792
4.50%, 05/01/2048	7,325,158	7,692,557
6.00%, 11/01/2048	41,887	44,375
Fannie Mae Principal Strip
0.00%, 05/15/2030 PO	929,000	619,253
Fannie Mae REMIC Trust 2003-W1
5.43%, 12/25/2042 (3)	120,817	126,247
5.96%, 12/25/2042 (3)	32,384	35,271
Fannie Mae REMIC Trust 2003-W4
6.50%, 10/25/2042 (3)	17,970	20,304
Fannie Mae REMIC Trust 2004-W10
5.75%, 08/25/2034	702,000	763,656
Fannie Mae REMIC Trust 2004-W11
6.00%, 05/25/2044	100,027	112,159
Fannie Mae REMIC Trust 2005-W1
6.50%, 10/25/2044	172,159	193,407
Fannie Mae REMIC Trust 2006-W3
6.00%, 09/25/2046	158,997	176,842
Fannie Mae REMIC Trust 2007-W1
6.32%, 08/25/2047 (3)	19,028	20,340
Fannie Mae REMIC Trust 2007-W3
6.75%, 04/25/2037	34,378	37,528
Fannie Mae REMIC Trust 2007-W5
0.00%, 06/25/2037 PO	34,880	30,469
Fannie Mae REMIC Trust 2007-W7
26.63% (-6 x 1 Month LIBOR USD + 39.18%, 39.18% Cap), 07/25/2037 (1)(4)	25,466	39,021
Fannie Mae REMIC Trust 2009-W1
6.00%, 12/25/2049	726,078	801,768

Fannie Mae REMICS
4.75%, 09/25/2018	314	314
4.00%, 04/25/2019	618	618
8.00%, 07/25/2019	1,171	1,193
8.00%, 10/25/2019	357	363
4.00%, 11/25/2019	1,076	1,077
8.50%, 11/25/2019	331	339
9.00%, 11/25/2019	118	121
9.40%, 11/25/2019	193	199
7.50%, 12/25/2019	682	696
8.50%, 01/25/2020	93	96
8.80%, 01/25/2020	168	173
7.00%, 05/25/2020	81	83
5.50%, 06/25/2020	59	60
9.50%, 06/25/2020	145	152
7.00%, 07/25/2020	701	717
5.50%, 08/25/2020	85	86
6.50%, 08/25/2020	1,435	1,470
505.00%, 08/25/2020	2	9
1118.04%, 08/25/2020 IO	2	11
6.50%, 09/25/2020	587	601
7.00%, 09/25/2020	168	172
9.00%, 10/25/2020	713	740
18.46% (-2 x 1 Month LIBOR USD + 21.60%, 4.50% Floor, 21.60% Cap), 11/25/2020 (1)(4)	116	133
652.15%, 12/25/2020 IO	6	37
7.00%, 01/25/2021	226	233
5.00%, 03/25/2021	233	237
7.00%, 03/25/2021	8,150	8,389
14.02% (-2 x 1 Month LIBOR USD + 17.68%, 17.68% Cap), 05/25/2021 (1)(4)	142	155
8.50%, 06/25/2021	184	194
8.75%, 06/25/2021	771	805
866.05%, 06/25/2021 (3)	2	14
6.50%, 07/25/2021	712	739
6.50%, 09/25/2021	58,410	60,864
13.01% (-1 x 1 Month LIBOR USD + 15.10%, 5.00% Floor, 15.10% Cap), 09/25/2021 (1)(4)	186	192
8.75%, 10/25/2021	1,367	1,416
21.67% (-3 x 7 Year CMT Rate + 30.01%, 29.59% Cap), 12/25/2021 (1)(4)	145	165
6.00%, 02/25/2022	59,856	62,213
6.50%, 02/25/2022	9,990	10,429
0.00%, 03/25/2022 PO	22,141	21,274
7.50%, 06/25/2022	79	85
7.00%, 07/25/2022	851	883
7.50%, 07/25/2022	9,862	10,441

8.00%, 07/25/2022	12,278	13,135
8.00%, 07/25/2022	469	496
1184.78%, 07/25/2022 IO	4	52
6.00%, 08/25/2022	1,824	1,897
6.50%, 08/25/2022	2,348	2,460
2.11% (1 Month LIBOR USD + 0.02%, 0.02% Floor, 9.32% Cap), 09/25/2022 (1)	916	916
5.50%, 09/25/2022	1,289	1,325
6.00%, 09/25/2022	75,416	78,772
7.50%, 09/25/2022	7,769	8,144
7.75%, 09/25/2022	4,351	4,620
8.00%, 09/25/2022	12,587	13,460
0.00%, 10/25/2022 PO	1,228	1,164
1.60% (11th District Cost of Funds Index + 0.70%, 0.70% Floor, 10.00% Cap), 10/25/2022 (1)	777	784
7.00%, 10/25/2022	2,037	2,156
7.50%, 10/25/2022	6,834	7,261
7.90%, 01/25/2023	6,944	7,475
6.50%, 02/25/2023	3,005	3,147
7.00%, 02/25/2023	30,708	32,703
15.50% (-7 x 1 Month LIBOR USD + 58.37%, 15.50% Cap), 02/25/2023 (1)(4)	1,160	1,454
5.50%, 03/25/2023	136,463	142,081
6.50%, 03/25/2023	2,209	2,334
7.00%, 03/25/2023	19,498	20,555
7.50%, 03/25/2023	7,317	7,816
7.70%, 03/25/2023	3,033	3,241
0.00%, 04/25/2023 PO	1,207	1,145
5.50%, 04/25/2023	7,992	8,247
5.50%, 04/25/2023	253,311	265,971
6.00% (-3 x 1 Month LIBOR USD + 28.70%, 6.00% Cap), 04/25/2023 (1)(4)	4,877	5,234
7.00%, 04/25/2023	6,461	6,796
15.39% (-2 x 7 Year CMT Rate + 22.30%, 21.83% Cap), 04/25/2023 IO (1)(4)	5,916	1,501
18.44% (-2 x 11th District Cost of Funds Index + 20.53%, 20.53% Cap), 04/25/2023 (1)(4)	3,100	3,665
5.50%, 05/25/2023	60,750	63,341
7.00%, 05/25/2023	73,954	78,863
4.41% (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap), 06/25/2023 IO (1)(4)	35,936	1,322
5.00%, 06/25/2023	16,301	16,378
4.50%, 07/25/2023	96,006	100,776
5.39%, 07/25/2023 (3)	32,824	34,738
6.50%, 07/25/2023	1,662	1,750
7.00%, 07/25/2023	37,597	39,968
7.00%, 07/25/2023	23,489	24,842

2.97% (1 Month LIBOR USD + 0.88%, 0.88% Floor, 9.50% Cap), 08/25/2023 (1)	4,174	4,231
5.96% (-1 x 1 Month LIBOR USD + 8.05%, 8.05% Cap), 08/25/2023 IO (1)(4)	1,200	105
6.88%, 08/25/2023	33,347	35,117
7.00%, 08/25/2023	59,601	63,194
7.74% (-1 x 10 Year CMT Rate + 10.75%, 10.00% Cap), 08/25/2023 IO (1)(4)	30,283	4,099
0.00%, 09/25/2023 PO	1,104	1,050
0.00%, 09/25/2023 PO	2,798	2,636
2.74% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 09/25/2023 (1)	3,276	3,278
6.50%, 09/25/2023	3,164	3,353
12.50% (-9 x 1 Month LIBOR USD + 77.31%, 12.50% Cap), 09/25/2023 (1)(4)	2,183	2,366
12.96% (-2 x 11th District Cost of Funds Index + 14.86%, 14.86% Cap), 09/25/2023 (1)(4)	1,759	1,939
6.50%, 10/25/2023	47,618	50,664
6.50%, 10/25/2023	19,463	20,600
10.50% (-8 x 11th District Cost of Funds Index + 63.39%, 10.50% Cap), 10/25/2023 (1)(4)	1,027	1,190
17.52% (-3 x 1 Month LIBOR USD + 23.38%, 23.38% Cap), 10/25/2023 (1)(4)	2,862	3,525
25.83% (-4 x 11th District Cost of Funds Index + 29.75%, 29.75% Cap), 10/25/2023 (1)(4)	1,540	1,931
0.00%, 11/25/2023 PO	308	291
6.50%, 11/25/2023	18,042	19,909
2.69% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 9.00% Cap), 12/25/2023 (1)	1,407	1,418
3.09% (1 Month LIBOR USD + 1.00%, 1.00% Floor, 9.50% Cap), 12/25/2023 (1)	3,821	3,859
6.50%, 12/25/2023	4,708	5,038
12.06% (-1 x 11th District Cost of Funds Index + 12.95%, 4.00% Floor, 12.95% Cap), 12/25/2023 (1)(4)	1,778	2,026
17.18% (-4 x 1 Month LIBOR USD + 24.50%, 24.50% Cap), 12/25/2023 (1)(4)	3,821	4,647
27.05% (-4 x 11th District Cost of Funds Index + 31.01%, 31.01% Cap), 12/25/2023 (1)(4)	4,696	5,953
5.00%, 02/25/2024 IO	36,749	1,290
5.00%, 03/25/2024 IO	9,486	275
5.00%, 03/25/2024 IO	7,495	159
6.50%, 03/25/2024	88,491	94,333
6.50%, 03/25/2024	15,427	16,330
7.00%, 04/25/2024	130,126	137,797
7.00%, 04/25/2024	56,300	60,694
5.50%, 07/25/2024	15,600	16,281
5.50%, 08/25/2024	150,111	157,410
5.00%, 11/25/2024	236,599	245,765
8.50%, 01/25/2025	3,237	3,552
8.80%, 01/25/2025	6,422	7,182
2.39% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 7.00% Cap), 07/25/2025 (1)	6,215	6,217
5.50%, 08/25/2025	144,980	153,619
5.50%, 01/25/2026	98,791	104,312
22.79% (-5 x 1 Month LIBOR USD + 33.25%, 33.25% Cap), 10/25/2026 (1)(4)	20,510	26,316

7.00%, 11/25/2026	31,327	33,672
1.84%, 03/25/2027 IO (3)	15,225	355
1.84%, 03/25/2027 IO (3)	4,864	135
7.50%, 04/18/2027	5,469	6,101
7.50%, 04/20/2027	8,668	9,732
6.50%, 04/25/2027	20,437	22,551
7.50%, 05/20/2027	34,553	38,817
2.49% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.50% Cap), 05/25/2027 (1)	2,869,772	2,886,925
6.50%, 07/18/2027	1,882	2,076
7.00%, 12/18/2027 IO	9,107	993
6.00%, 07/18/2028	12,002	13,107
5.51% (-1 x 1 Month LIBOR USD + 7.60%, 7.60% Cap), 07/25/2028 IO (1)(4)	300,183	32,620
3.00%, 12/25/2028	1,237,521	1,159,061
6.00%, 12/25/2028	5,522	5,814
6.06% (-1 x 1 Month LIBOR USD + 8.15%, 8.15% Cap), 12/25/2028 IO (1)(4)	9,995	707
5.00%, 03/25/2029	265,962	277,998
5.50%, 04/18/2029	25,863	27,464
6.35%, 04/25/2029	6,704	7,136
7.50%, 12/18/2029	10,027	11,161
7.50%, 02/25/2030	57,541	64,478
7.01% (-1 x 1 Month LIBOR USD + 9.10%, 9.10% Cap), 07/25/2030 IO (1)(4)	19,456	2,527
3.00%, 09/25/2030	1,417,472	1,417,698
8.50%, 01/25/2031 IO	2,663	528
7.00%, 03/25/2031	6,390	7,173
3.50%, 04/25/2031	1,084,000	1,094,561
6.00%, 07/25/2031 IO	34,769	7,504
7.00%, 07/25/2031	20,432	23,076
7.00%, 08/25/2031	41,269	45,628
6.50%, 09/25/2031	8,939	9,833
7.00%, 09/25/2031	10,437	11,643
7.00%, 09/25/2031	56,951	64,048
7.00%, 09/25/2031	10,281	11,536
17.18% (-4 x 1 Month LIBOR USD + 24.50%, 24.50% Cap), 09/25/2031 (1)(4)	26,083	33,783
6.50%, 10/25/2031	6,083	6,486
16.68% (-3 x 1 Month LIBOR USD + 22.95%, 22.95% Cap), 10/25/2031 (1)(4)	17,261	23,113
6.00%, 11/25/2031	64,488	70,340
7.00%, 11/25/2031	69,504	78,261
11.33% (-2 x 1 Month LIBOR USD + 15.50%, 15.50% Cap), 11/25/2031 (1)(4)	19,626	24,244
12.60% (-2 x 1 Month LIBOR USD + 17.47%, 17.47% Cap), 12/25/2031 (1)(4)	1,816	2,178
0.00%, 01/25/2032 PO	2,685	2,400

18.39% (-3 x 1 Month LIBOR USD + 25.19%, 25.19% Cap), 02/25/2032 (1)(4)	4,496	6,116
1.60% (-1 x 1 Month LIBOR USD + 8.10%, 1.60% Cap), 03/25/2032 IO (1)(4)	66,385	3,231
10.00% (-7 x 1 Month LIBOR USD + 54.00%, 10.00% Cap), 03/25/2032 (1)(4)	944	1,164
0.00%, 04/25/2032 PO	2,135	1,812
6.00%, 04/25/2032	172,281	188,880
6.50%, 04/25/2032	30,567	33,674
6.50%, 05/25/2032	62,437	68,691
6.50%, 06/25/2032	26,173	28,994
6.50%, 07/25/2032 IO	117,111	17,186
6.50%, 08/25/2032	70,442	78,289
14.05% (-3 x 1 Month LIBOR USD + 19.80%, 19.80% Cap), 08/25/2032 (1)(4)	25,224	25,794
2.89% (1 Month LIBOR USD + 0.80%, 0.80% Floor, 8.00% Cap), 11/25/2032 (1)	331,381	338,227
5.00%, 11/25/2032	16,985	17,582
6.00%, 11/25/2032	482,029	530,222
8.50% (-7 x 1 Month LIBOR USD + 51.00%, 8.50% Cap), 11/25/2032 (1)(4)	21,636	23,938
0.00%, 12/25/2032 PO	14,025	11,981
5.50%, 12/25/2032	158,230	162,554
10.65% (-2 x 1 Month LIBOR USD + 14.48%, 14.48% Cap), 12/25/2032 (1)(4)	11,514	13,086
6.50%, 02/25/2033	23,167	25,037
5.00%, 03/25/2033 IO	28,472	3,359
4.00%, 04/25/2033	263,578	270,410
0.00%, 05/25/2033 PO	7,362	6,189
4.00%, 05/25/2033	13,749	14,098
6.00%, 05/25/2033	45,605	49,861
6.00%, 05/25/2033 IO (3)	11,364	2,485
6.00%, 05/25/2033	184,257	193,450
6.00%, 05/25/2033	113,394	121,032
6.50%, 05/25/2033 IO	108,785	22,497
7.00%, 05/25/2033 IO	188,701	23,258
5.01% (-1 x 1 Month LIBOR USD + 7.10%, 7.10% Cap), 06/25/2033 IO (1)(4)	84,462	4,264
5.75%, 06/25/2033	73,607	79,873
10.02% (-2 x 1 Month LIBOR USD + 14.20%, 14.20% Cap), 06/25/2033 (1)(4)	62,828	66,991
8.79% (-3 x 1 Month LIBOR USD + 13.75%, 13.75% Cap), 07/25/2033 (1)(4)	29,660	32,634
10.02% (-2 x 1 Month LIBOR USD + 14.20%, 14.20% Cap), 07/25/2033 (1)(4)	15,812	15,956
0.00%, 08/25/2033 PO	6,651	6,232
4.82% (-1 x 1 Month LIBOR USD + 7.47%, 7.47% Cap), 08/25/2033 (1)(4)	98,446	96,186
5.50%, 08/25/2033	129,000	139,303
5.50%, 08/25/2033 IO	264,100	44,813
6.41% (-2 x 1 Month LIBOR USD + 10.17%, 10.17% Cap), 08/25/2033 (1)(4)	9,385	10,283
11.88% (-3 x 1 Month LIBOR USD + 18.15%, 18.15% Cap), 08/25/2033 (1)(4)	41,860	46,303

3.50%, 09/25/2033	1,500,000	1,480,021
9.01% (-2 x 1 Month LIBOR USD + 12.50%, 12.50% Cap), 09/25/2033 (1)(4)	19,789	21,769
3.00%, 10/25/2033	908,000	861,876
5.50%, 10/25/2033	934,713	1,007,494
5.51% (-1 x 1 Month LIBOR USD + 7.60%, 7.60% Cap), 11/25/2033 IO (1)(4)	142,248	22,239
0.00%, 12/25/2033 PO	105,396	87,223
9.92% (-2 x 1 Month LIBOR USD + 14.10%, 14.10% Cap), 12/25/2033 (1)(4)	16,461	16,947
2.84% (1 Month LIBOR USD + 0.75%, 0.75% Floor, 8.00% Cap), 01/25/2034 (1)	162,603	165,983
8.38% (-2 x 1 Month LIBOR USD + 11.52%, 11.52% Cap), 01/25/2034 (1)(4)	6,127	6,730
12.02% (-2 x 1 Month LIBOR USD + 16.20%, 16.20% Cap), 01/25/2034 (1)(4)	15,621	17,263
5.50%, 02/25/2034	10,206	10,274
20.24% (-4 x 1 Month LIBOR USD + 28.60%, 28.60% Cap), 02/25/2034 (1)(4)	18,051	19,165
0.00%, 03/25/2034 PO	130,889	117,284
2.49% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.50% Cap), 03/25/2034 (1)	120,049	120,454
5.50%, 04/25/2034	265,331	287,756
13.77% (-3 x 1 Month LIBOR USD + 19.53%, 19.53% Cap), 04/25/2034 (1)(4)	71,053	87,881
2.49% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.50% Cap), 05/25/2034 (1)	299,689	301,225
10.75% (-3 x 1 Month LIBOR USD + 16.50%, 16.50% Cap), 05/25/2034 (1)(4)	18,319	21,001
13.77% (-3 x 1 Month LIBOR USD + 19.53%, 19.53% Cap), 05/25/2034 (1)(4)	128,132	167,465
15.64% (-4 x 1 Month LIBOR USD + 24.00%, 24.00% Cap), 05/25/2034 (1)(4)	28,156	34,931
5.50%, 07/25/2034	490,289	519,513
10.06% (-2 x 1 Month LIBOR USD + 14.24%, 14.24% Cap), 07/25/2034 (1)(4)	18,128	20,720
2.34% (1 Month LIBOR USD + 0.25%, 0.25% Floor, 7.00% Cap), 08/25/2034 (1)	83,229	83,210
14.05% (-3 x 1 Month LIBOR USD + 19.80%, 19.80% Cap), 11/25/2034 (1)(4)	28,510	30,466
17.28% (-4 x 1 Month LIBOR USD + 25.13%, 25.13% Cap), 01/25/2035 (1)(4)	5,998	6,273
0.00%, 04/25/2035 PO	59,546	57,906
2.44% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 6.75% Cap), 04/25/2035 (1)	136,918	137,190
11.77% (-3 x 1 Month LIBOR USD + 17.00%, 17.00% Cap), 05/25/2035 (1)(4)	9,760	10,760
14.27% (-3 x 1 Month LIBOR USD + 20.02%, 20.02% Cap), 05/25/2035 (1)(4)	148,595	173,854
14.38% (-3 x 1 Month LIBOR USD + 20.13%, 20.13% Cap), 05/25/2035 (1)(4)	102,153	120,346
17.08% (-4 x 1 Month LIBOR USD + 24.75%, 24.75% Cap), 05/25/2035 (1)(4)	34,111	39,771
5.00%, 06/25/2035	25,468	25,730
6.50%, 06/25/2035	287	288
15.04% (-5 x 1 Month LIBOR USD + 25.50%, 25.50% Cap), 06/25/2035 (1)(4)	41,085	52,907
4.62% (-1 x 1 Month LIBOR USD + 6.71%, 6.71% Cap), 07/25/2035 IO (1)(4)	95,338	12,696
5.75%, 07/25/2035	1,861,322	2,081,077
12.15% (-3 x 1 Month LIBOR USD + 17.38%, 17.38% Cap), 07/25/2035 (1)(4)	35,625	44,676
5.50%, 08/25/2035	135,365	145,007
5.50%, 08/25/2035	856,968	853,527
11.47% (-3 x 1 Month LIBOR USD + 16.70%, 16.70% Cap), 08/25/2035 (1)(4)	49,867	57,761

11.65% (-3 x 1 Month LIBOR USD + 16.88%, 16.88% Cap), 08/25/2035 (1)(4)	54,783	64,243
0.00%, 09/25/2035 PO	18,676	17,349
15.84% (-4 x 1 Month LIBOR USD + 24.20%, 24.20% Cap), 09/25/2035 (1)(4)	14,209	17,329
0.00%, 10/25/2035 PO	29,940	26,359
5.75%, 10/25/2035	125,551	135,286
11.65% (-3 x 1 Month LIBOR USD + 16.88%, 16.88% Cap), 10/25/2035 (1)(4)	52,774	63,291
16.90% (-4 x 1 Month LIBOR USD + 24.57%, 24.57% Cap), 11/25/2035 (1)(4)	264,376	341,947
5.50%, 12/25/2035	70,369	74,180
5.50%, 12/25/2035	584,000	637,148
6.00%, 12/25/2035	23,743	25,424
6.00%, 12/25/2035	946,081	974,492
0.00%, 01/25/2036 PO	8,311	8,062
5.50%, 01/25/2036	42,954	45,348
0.00%, 03/25/2036 PO	221,160	179,022
0.00%, 03/25/2036 PO	24,231	21,245
4.61% (-1 x 1 Month LIBOR USD + 6.70%, 6.70% Cap), 03/25/2036 IO (1)(4)	810,920	136,992
5.50%, 03/25/2036	287,078	311,029
5.50%, 03/25/2036	89,645	95,665
5.50%, 03/25/2036	316,387	344,158
16.90% (-4 x 1 Month LIBOR USD + 24.57%, 24.57% Cap), 03/25/2036 (1)(4)	20,203	28,954
0.00%, 04/25/2036 PO	70,870	62,765
0.00%, 04/25/2036 PO	77,859	65,752
0.00%, 04/25/2036 PO	32,618	29,301
2.34% (1 Month LIBOR USD + 0.25%, 0.25% Floor, 7.00% Cap), 04/25/2036 (1)	133,943	132,820
20.74% (-5 x 1 Month LIBOR USD + 30.15%, 30.15% Cap), 05/25/2036 (1)(4)	24,313	34,850
0.00%, 06/25/2036 PO	170,031	148,932
0.00%, 06/25/2036 PO	20,350	17,879
0.00%, 06/25/2036 PO	61,167	54,782
0.00%, 06/25/2036 PO	40,623	34,459
0.00%, 06/25/2036 PO	137,602	114,354
2.49% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 06/25/2036 (1)	47,263	47,423
4.49% (-1 x 1 Month LIBOR USD + 6.58%, 6.58% Cap), 06/25/2036 IO (1)(4)	172,964	22,186
16.53% (-4 x 1 Month LIBOR USD + 24.20%, 24.20% Cap), 06/25/2036 (1)(4)	7,547	10,260
2.28% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 06/27/2036 (1)	508,056	498,606
0.00%, 07/25/2036 PO	12,448	10,787
0.00%, 07/25/2036 PO	47,133	40,306
0.00%, 07/25/2036 PO	25,345	24,339
0.00%, 07/25/2036 PO	25,261	21,564
2.38% (1 Month LIBOR USD + 0.29%, 0.29% Floor, 7.50% Cap), 07/25/2036 (1)	389,842	389,125
2.55% (1 Month LIBOR USD + 0.46%, 0.46% Floor, 7.00% Cap), 07/25/2036 (1)	40,781	41,082

4.43% (-1 x 1 Month LIBOR USD + 6.52%, 6.52% Cap), 07/25/2036 IO (1)(4)	66,331	9,254
6.00%, 07/25/2036	540,761	587,976
6.50%, 07/25/2036	310,355	346,785
6.50%, 07/25/2036	234,157	264,656
20.44% (-4 x 1 Month LIBOR USD + 28.80%, 28.80% Cap), 07/25/2036 (1)(4)	23,117	34,306
27.35% (-6 x 1 Month LIBOR USD + 39.90%, 39.90% Cap), 07/25/2036 (1)(4)	17,929	27,464
0.00%, 08/25/2036 PO	34,485	30,249
0.00%, 08/25/2036 PO	85,134	74,985
0.00%, 08/25/2036 PO	47,476	42,434
0.00%, 08/25/2036 PO	15,667	13,988
2.44% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 7.50% Cap), 08/25/2036 (1)	145,490	145,665
4.41% (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap), 08/25/2036 IO (1)(4)	93,197	20,228
6.50%, 08/25/2036	182,311	200,143
6.50%, 08/25/2036	39,393	42,726
0.00%, 09/25/2036 PO	47,365	42,085
0.00%, 09/25/2036 PO	19,830	17,643
0.00%, 09/25/2036 PO	44,185	39,550
6.50%, 09/25/2036	18,598	20,127
4.50%, 10/25/2036	216,953	224,666
17.84% (-4 x 1 Month LIBOR USD + 26.20%, 26.20% Cap), 10/25/2036 (1)(4)	27,295	37,843
0.00%, 11/25/2036 PO	32,658	28,120
0.00%, 11/25/2036 PO	12,086	10,467
0.00%, 11/25/2036 PO	73,076	61,926
2.34% (1 Month LIBOR USD + 0.25%, 0.25% Floor, 7.00% Cap), 11/25/2036 (1)	1,486,440	1,486,439
0.00%, 12/25/2036 PO	16,910	14,902
0.00%, 12/25/2036 PO	40,380	33,356
2.09% (1 Month LIBOR USD + 0.06%, 0.06% Floor), 12/25/2036 (1)	403,553	398,859
2.15% (1 Month LIBOR USD + 0.06%, 0.06% Floor), 12/25/2036 (1)	100,796	98,998
4.56% (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap), 12/25/2036 IO (1)(4)	152,938	18,816
18.20% (-4 x 1 Month LIBOR USD + 26.56%, 26.56% Cap), 12/25/2036 (1)(4)	7,670	10,136
0.00%, 01/25/2037 PO	39,069	33,441
0.00%, 01/25/2037 PO	114,209	95,231
5.50%, 01/25/2037	43,571	44,963
2.34% (1 Month LIBOR USD + 0.25%, 0.25% Floor, 6.50% Cap), 02/25/2037 (1)	123,399	122,944
26.45% (-6 x 1 Month LIBOR USD + 39.00%, 39.00% Cap), 02/25/2037 (1)(4)	8,374	20,555
0.00%, 03/25/2037 PO	31,487	27,714
2.59% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap), 03/25/2037 (1)	77,695	78,161
2.84% (1 Month LIBOR USD + 0.75%, 6.50% Cap), 03/25/2037 (1)	66,231	68,346
3.99% (-1 x 1 Month LIBOR USD + 6.08%, 6.08% Cap), 03/25/2037 IO (1)(4)	9,084	575
4.35% (-1 x 1 Month LIBOR USD + 6.44%, 6.44% Cap), 03/25/2037 IO (1)(4)	278,649	35,056

5.00%, 03/25/2037	7,551	7,866
6.00%, 03/25/2037	431,610	462,728
0.00%, 04/25/2037 PO	109,386	97,669
4.01% (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap), 04/25/2037 IO (1)(4)	62,245	5,119
15.70% (-3 x 1 Month LIBOR USD + 22.67%, 22.67% Cap), 04/25/2037 (1)(4)	58,131	75,821
0.00%, 05/25/2037 PO	17,165	15,499
2.39% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.75% Cap), 05/25/2037 (1)	57,049	56,934
6.00%, 05/25/2037	210,448	226,828
2.49% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 06/25/2037 (1)	318,909	320,696
2.54% (1 Month LIBOR USD + 0.00%, 6.50% Cap), 06/25/2037 (1)	27,159	28,205
3.69% (-1 x 1 Month LIBOR USD + 5.78%, 5.78% Cap), 06/25/2037 IO (1)(4)	56,760	6,010
4.01% (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap), 06/25/2037 IO (1)(4)	66,321	8,618
4.01% (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap), 06/25/2037 IO (1)(4)	202,644	24,001
6.50%, 06/25/2037	34,045	36,809
0.00%, 07/25/2037 PO	75,751	66,895
2.46% (1 Month LIBOR USD + 0.37%, 0.37% Floor, 7.50% Cap), 07/25/2037 (1)	71,534	71,637
2.59% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap), 07/25/2037 (1)	43,120	43,376
4.31% (-1 x 1 Month LIBOR USD + 6.40%, 6.40% Cap), 07/25/2037 IO (1)(4)	479,954	59,560
4.53% (-1 x 1 Month LIBOR USD + 6.62%, 6.62% Cap), 07/25/2037 IO (1)(4)	179,448	21,492
5.06% (-1 x 1 Month LIBOR USD + 7.15%, 7.15% Cap), 07/25/2037 IO (1)(4)	769,784	148,383
5.50%, 07/25/2037	196,804	213,218
11.27% (-3 x 1 Month LIBOR USD + 16.50%, 16.50% Cap), 07/25/2037 (1)(4)	45,775	51,409
2.54% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap), 08/25/2037 (1)	210,973	211,916
5.50%, 08/25/2037	47,572	50,909
6.00%, 08/25/2037	80,468	85,972
6.00%, 08/25/2037	21,210	23,190
6.00%, 08/25/2037	107,104	114,346
6.00%, 08/25/2037	99,415	107,602
16.35% (-4 x 1 Month LIBOR USD + 24.02%, 24.02% Cap), 08/25/2037 (1)(4)	68,855	92,292
2.54% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap), 09/25/2037 (1)	1,022,611	1,028,622
4.45% (-1 x 1 Month LIBOR USD + 6.54%, 6.54% Cap), 09/25/2037 IO (1)(4)	252,120	42,322
10.92% (-3 x 1 Month LIBOR USD + 16.15%, 16.15% Cap), 09/25/2037 (1)(4)	17,528	20,181
0.00%, 10/25/2037 PO	682,804	601,642
4.36% (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap), 10/25/2037 IO (1)(4)	224,971	29,314
4.37% (-1 x 1 Month LIBOR USD + 6.46%, 6.46% Cap), 10/25/2037 IO (1)(4)	268,665	34,817
6.06%, 10/25/2037 (3)	81,379	87,727
4.27% (-1 x 1 Month LIBOR USD + 6.36%, 6.36% Cap), 12/25/2037 IO (1)(4)	8,393	668
4.31% (-1 x 1 Month LIBOR USD + 6.40%, 6.40% Cap), 12/25/2037 IO (1)(4)	239,878	27,844
4.36% (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap), 12/25/2037 IO (1)(4)	256,753	34,280
6.50%, 12/25/2037	199,013	224,367

1.19%, 01/25/2038 IO (3)	563,203	20,447
3.82% (-1 x 1 Month LIBOR USD + 5.91%, 5.91% Cap), 02/25/2038 IO (1)(4)	235,981	26,245
3.91% (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap), 02/25/2038 IO (1)(4)	466,814	54,150
2.99% (1 Month LIBOR USD + 0.90%, 0.90% Floor, 6.75% Cap), 03/25/2038 (1)	55,901	57,098
4.11% (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap), 03/25/2038 IO (1)(4)	62,443	7,592
4.14% (-1 x 1 Month LIBOR USD + 6.23%, 6.23% Cap), 03/25/2038 IO (1)(4)	66,528	7,614
4.90% (-1 x 1 Month LIBOR USD + 6.99%, 6.99% Cap), 03/25/2038 IO (1)(4)	118,905	18,788
9.82% (-2 x 1 Month LIBOR USD + 14.00%, 14.00% Cap), 03/25/2038 (1)(4)	28,562	31,102
4.76% (-1 x 1 Month LIBOR USD + 6.85%, 6.85% Cap), 04/25/2038 IO (1)(4)	52,500	5,455
4.81% (-1 x 1 Month LIBOR USD + 6.90%, 6.90% Cap), 04/25/2038 IO (1)(4)	93,147	10,559
6.50%, 04/25/2038	58,977	61,585
14.43% (-3 x 1 Month LIBOR USD + 20.70%, 20.70% Cap), 04/25/2038 (1)(4)	37,577	44,037
0.00%, 05/25/2038 PO	2,684	2,224
1.31%, 06/25/2038 IO (3)	226,524	11,136
5.00%, 07/25/2038	59,861	62,724
5.00%, 07/25/2038	61,625	65,716
5.11% (-1 x 1 Month LIBOR USD + 7.20%, 7.20% Cap), 07/25/2038 IO (1)(4)	69,792	9,540
5.50%, 07/25/2038	245,767	265,116
3.76% (-1 x 1 Month LIBOR USD + 5.85%, 5.85% Cap), 09/25/2038 IO (1)(4)	139,174	12,367
3.76% (-1 x 1 Month LIBOR USD + 5.85%, 5.85% Cap), 09/25/2038 IO (1)(4)	234,861	24,145
4.50%, 11/25/2038	8,285	8,296
2.49% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 12/25/2038 (1)	64,408	64,569
4.00%, 02/25/2039	130,453	132,245
4.46% (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap), 02/25/2039 IO (1)(4)	167,942	25,069
4.50%, 02/25/2039	10,192	10,573
4.56% (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap), 03/25/2039 IO (1)(4)	86,233	13,178
2.54% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap), 04/25/2039 (1)	317,219	319,485
5.00%, 07/25/2039 IO	110,132	23,850
7.00%, 07/25/2039	4,061	4,305
5.00%, 08/25/2039	427,646	458,000
6.00%, 08/25/2039	487,179	533,063
5.00%, 09/25/2039	253,192	260,784
6.03%, 09/25/2039 (3)	206,963	227,491
3.81% (-1 x 1 Month LIBOR USD + 5.90%, 5.90% Cap), 10/25/2039 IO (1)(4)	67,342	8,034
5.50%, 10/25/2039 IO	248,244	46,235
3.87%, 12/25/2039 (3)	313,080	334,924
4.09% (-1 x 1 Month LIBOR USD + 6.18%, 6.18% Cap), 12/25/2039 IO (1)(4)	90,620	9,453
6.30%, 12/25/2039 (3)	364,074	398,896
0.00%, 01/25/2040 PO	61,338	51,761
4.16% (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap), 01/25/2040 IO (1)(4)	175,973	22,285

6.23%, 02/25/2040 (3)	80,831	89,462
6.22%, 03/25/2040 (3)	257,599	287,060
6.43%, 03/25/2040 (3)	281,273	315,929
8.48% (-2 x 1 Month LIBOR USD + 12.66%, 12.66% Cap), 03/25/2040 (1)(4)	393,824	429,621
2.69% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.00% Cap), 04/25/2040 (1)	93,553	94,222
4.33% (-1 x 1 Month LIBOR USD + 6.42%, 6.42% Cap), 04/25/2040 IO (1)(4)	136,201	17,446
10.70% (-3 x 1 Month LIBOR USD + 17.67%, 17.67% Cap), 04/25/2040 (1)(4)	177,360	217,201
2.69% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.00% Cap), 05/25/2040 (1)	110,697	112,074
4.31% (-1 x 1 Month LIBOR USD + 6.40%, 6.40% Cap), 05/25/2040 IO (1)(4)	78,333	11,104
0.00%, 06/25/2040 PO	99,914	83,542
5.00%, 06/25/2040	874,967	922,018
5.50%, 06/25/2040	1,007,000	1,077,495
5.50%, 07/25/2040	474,365	517,835
4.00%, 08/25/2040	741,519	743,344
5.00%, 09/25/2040	206,000	221,375
5.50%, 10/25/2040	1,867,427	2,067,401
2.35% (-1 x 1 Month LIBOR USD + 4.44%, 4.44% Cap), 11/25/2040 IO (1)(4)	912,120	48,586
2.64% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 7.00% Cap), 01/25/2041 (1)	216,280	217,366
4.44% (-1 x 1 Month LIBOR USD + 6.53%, 6.53% Cap), 01/25/2041 IO (1)(4)	837,886	142,766
1.46%, 04/25/2041 IO (3)	1,326,266	69,211
2.59% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 07/25/2041 (1)	87,990	88,487
2.64% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 08/25/2041 (1)	254,216	257,167
2.59% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 11/25/2041 (1)	324,375	326,893
7.00%, 11/25/2041	1,405,153	1,594,990
7.00%, 11/25/2041	1,535,832	1,717,487
7.00%, 11/25/2041	1,794,981	2,037,892
3.50%, 03/25/2042	1,000,000	972,650
6.50%, 06/25/2042	67,859	76,080
2.54% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap), 09/25/2042 (1)	502,610	501,907
2.59% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 09/25/2042 (1)	248,870	249,764
2.59% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 09/25/2042 (1)	1,937,854	1,952,777
2.59% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 10/25/2042 (1)	757,330	764,576
3.00%, 02/25/2043	1,000,000	924,623
3.50%, 02/25/2043	516,031	518,923
0.00%, 09/25/2043 PO	1,623,015	1,256,609
0.00%, 10/25/2043 PO	1,162,594	891,625
0.00%, 12/25/2043 PO	3,025,725	2,389,525
3.00%, 06/25/2045	2,406,157	2,375,480
2.50%, 11/25/2045	7,967,014	7,690,551
3.00%, 01/25/2046	2,447,524	2,418,082

3.00%, 04/25/2046	6,636,780	6,503,923
3.00%, 06/25/2046	5,907,026	5,782,849
4.01% (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap), 11/25/2049 IO (1)(4)	96,942	8,788
5.81%, 02/25/2051 (3)	148,833	156,344
5.43%, 07/25/2051 (3)	31,446	33,734
4.00%, 05/25/2053	5,259,964	5,428,740
Fannie Mae Trust 2003-W2
5.90%, 07/25/2042	67,814	73,470
6.50%, 07/25/2042	111,227	122,030
Fannie Mae Trust 2003-W6
5.20%, 09/25/2042	450,061	487,076
6.50%, 09/25/2042	181,696	200,711
Fannie Mae Trust 2003-W8
2.49% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 8.00% Cap), 05/25/2042 (1)	40,128	39,680
7.00%, 10/25/2042	205,840	232,011
Fannie Mae Trust 2004-W1
7.00%, 12/25/2033	288,226	325,003
Fannie Mae Trust 2004-W15
2.34% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 08/25/2044 (1)	172,870	171,748
Fannie Mae Trust 2004-W2
7.00%, 02/25/2044	61,146	68,216
Fannie Mae Trust 2004-W8
7.50%, 06/25/2044	61,565	69,757
Fannie Mae Trust 2005-W3
2.31% (1 Month LIBOR USD + 0.22%, 0.22% Floor, 9.50% Cap), 03/25/2045 (1)	1,371,812	1,365,544
Fannie Mae Trust 2005-W4
6.00%, 08/25/2045	75,054	81,580
Fannie Mae Trust 2006-W2
3.58%, 11/25/2045 (3)	196,738	207,699
2.31% (1 Month LIBOR USD + 0.22%, 0.22% Floor, 9.50% Cap), 02/25/2046 (1)	652,511	652,174
Fannie Mae Whole Loan
2.35% (1 Month LIBOR USD + 0.26%, 0.26% Floor, 9.50% Cap), 11/25/2046 (1)	1,599,017	1,601,592
Fannie Mae-Aces
2.45% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.00% Cap), 08/25/2019 (1)	283,432	283,246
4.33%, 03/25/2020 (3)	590,261	599,803
3.66%, 11/25/2020	529,402	535,003
3.76%, 06/25/2021	913,115	930,439
2.92%, 08/25/2021	693,273	691,583
2.61%, 10/25/2021 (3)	2,764,967	2,736,433
2.88% (1 Month LIBOR USD + 0.93%), 11/25/2022 (1)	1,766,015	1,783,710

2.28%, 12/27/2022	1,357,000	1,315,237
2.39%, 01/25/2023 (3)	1,109,182	1,080,010
3.51%, 12/25/2023 (3)	2,664,000	2,717,625
3.50%, 01/25/2024 (3)	16,000,000	16,247,733
3.10%, 07/25/2024 (3)	1,066,000	1,060,574
3.02%, 08/25/2024 (3)	1,273,000	1,255,878
2.53%, 09/25/2024	1,390,000	1,333,954
2.72%, 10/25/2024	13,450,000	13,066,199
2.59%, 12/25/2024	1,640,000	1,578,217
3.15%, 12/25/2024 (3)	2,761,618	2,744,072
2.83%, 01/25/2025 (3)	3,438,321	3,363,178
2.90%, 01/25/2025 (3)	2,000,000	1,958,490
3.04%, 11/25/2025 (3)	8,800,000	8,617,673
2.38%, 09/25/2026	5,500,000	5,100,587
2.50%, 10/25/2026 (3)	5,335,000	4,968,109
2.57%, 12/25/2026 (3)	8,000,000	7,470,301
2.68%, 12/25/2026 (3)	43,307,000	40,739,393
2.96%, 02/25/2027 (3)	3,535,000	3,408,498
3.09%, 04/25/2027 (3)	23,211,000	22,464,376
3.06%, 05/25/2027 (3)	29,130,000	28,259,776
3.18%, 06/25/2027 (3)	5,513,000	5,377,163
3.14%, 03/25/2028 (3)	18,466,000	17,856,123
3.33%, 06/25/2028 (3)	5,160,000	5,116,609
3.30%, 04/25/2029 (3)	4,540,000	4,392,692
2.98%, 08/25/2029	2,200,000	2,079,610
3.19%, 02/25/2030 (3)	2,791,000	2,665,750
FHLMC-GNMA
7.00%, 03/25/2023	10,418	10,932
6.25%, 11/25/2023	7,288	7,686
7.50%, 04/25/2024	51,379	55,386
First Horizon Alternative Mortgage Securities Trust 2005-FA7
5.00%, 09/25/2020	5,268	5,280
First Horizon Alternative Mortgage Securities Trust 2005-FA8
5.50%, 11/25/2035	114,128	96,077
First Horizon Alternative Mortgage Securities Trust 2006-FA6
5.75%, 11/25/2021	22,945	22,279
First Horizon Alternative Mortgage Securities Trust 2006-FA8
5.75%, 02/25/2037	40,823	35,671
First Horizon Alternative Mortgage Securities Trust 2007-FA4
3.56% (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap), 08/25/2037 IO (1)(4)	966,118	163,386

First Horizon Mortgage Pass-Through Trust 2004-AR7
3.72%, 02/25/2035 (3)	208,484	210,484
First Horizon Mortgage Pass-Through Trust 2005-AR1
3.98%, 04/25/2035 (3)	108,073	110,468
FN AN7480
3.56%, 12/01/2029 (12)	8,484,000	8,436,320
FN AN8017
3.57%, 01/01/2028 (12)	10,000,000	10,056,300
FN CLINTON-RIVER
0.00%, 08/25/2028 (12)	4,700,000	4,704,406
FN FNDUS COOPER PARK
3.02%, 12/01/2029 (12)	8,311,000	8,469,408
FN FN-MAPLE WOODLAND
3.68%, 04/01/2030 (12)	3,355,000	3,372,815
FN VINTAGE-DESERT
3.72%, 05/01/2033 (12)	11,178,000	11,219,918
FN VISTA-ARBOR
3.85%, 07/25/2030 (12)	13,900,000	14,199,684
Freddie Mac
4.50%, 07/15/2040 (5)	10,500,000	10,926,068
0.00%, 07/01/2046	2,778,438	2,772,510
Freddie Mac Gold Pool
4.50%, 08/01/2018	51	51
4.50%, 10/01/2018	1,458	1,469
4.50%, 10/01/2018	17	17
5.50%, 01/01/2019	1,039	1,040
6.50%, 09/01/2019	361	362
5.50%, 12/01/2019	2,656	2,674
6.00%, 02/01/2020	355	356
5.50%, 04/01/2020	3,478	3,495
5.50%, 06/01/2020	217	217
6.00%, 06/01/2020	4,246	4,296
8.00%, 07/01/2020	3	3
6.00%, 08/01/2020	2,051	2,077
6.00%, 07/01/2021	240	241
6.00%, 07/01/2021	7,607	7,691
6.00%, 01/01/2022	459	459
6.00%, 03/01/2022	911	915
6.50%, 03/01/2022	2,750	2,813
5.50%, 02/01/2024	11,158	11,506

4.00%, 07/01/2024	295,205	303,520
8.00%, 08/01/2024	663	726
8.00%, 11/01/2024	435	462
7.50%, 08/01/2025	1,117	1,213
4.00%, 10/01/2025	327,988	337,219
3.50%, 11/01/2025	353,799	357,948
3.50%, 12/01/2025	1,147,079	1,161,193
10.00%, 03/17/2026	5,787	5,779
7.00%, 04/01/2026	1,361	1,483
4.00%, 05/01/2026	1,236,483	1,271,485
3.50%, 08/01/2026	1,303,251	1,319,214
3.50%, 01/01/2027	231,059	233,904
6.50%, 01/01/2028	47,380	51,732
2.50%, 03/01/2028	10,303,779	10,075,383
2.50%, 04/01/2028	2,649,238	2,590,544
3.00%, 07/01/2028	2,105,788	2,104,100
8.50%, 07/01/2028	3,478	3,918
3.00%, 08/01/2028	1,151,261	1,150,118
3.00%, 09/01/2028	4,223,526	4,217,705
3.00%, 10/01/2028	1,835,691	1,832,810
7.00%, 12/01/2028	52,068	57,925
3.00%, 05/01/2029	1,622,742	1,619,262
6.50%, 06/01/2029	17,030	18,965
7.00%, 07/01/2029	991	1,067
6.50%, 08/01/2029	100,197	111,587
6.00%, 10/01/2029	15,380	16,940
2.50%, 03/01/2030	1,909,897	1,857,929
2.50%, 07/01/2030	4,551,810	4,425,829
10.00%, 10/01/2030	55,311	58,352
7.00%, 01/01/2031	46,733	51,346
3.00%, 04/01/2031	7,443,966	7,393,674
2.50%, 07/01/2031	3,857,982	3,751,080
2.50%, 08/01/2031	2,229,106	2,167,245
2.00%, 01/01/2032	7,232,028	6,847,247
3.50%, 01/01/2032	667,150	676,569
7.50%, 01/01/2032	108,270	118,547
3.00%, 02/01/2032	11,773,020	11,696,100
3.50%, 03/01/2032	272,313	276,158
7.00%, 07/01/2032	3,502	3,747
7.00%, 08/01/2032	6,168	6,928

5.50%, 01/01/2033	89,170	95,664
3.50%, 02/01/2033	208,752	210,737
6.00%, 02/01/2033	46,577	48,978
3.50%, 05/01/2033	249,506	251,863
3.50%, 05/01/2033	948,196	957,177
5.50%, 10/01/2033	45,150	49,976
6.00%, 12/01/2033	13,561	14,823
3.50%, 01/01/2034	10,018,644	10,160,042
5.00%, 01/01/2034	34,996	37,368
6.00%, 01/01/2034	31,251	34,613
6.00%, 01/01/2034	24,334	25,795
5.00%, 06/01/2034	97,676	103,928
5.00%, 09/01/2034	105,223	112,480
6.50%, 11/01/2034	12,182	13,897
6.50%, 01/01/2035	107,669	119,909
5.00%, 03/01/2035	43,210	46,131
5.50%, 07/01/2035	100,775	109,231
5.00%, 08/01/2035	1,601,457	1,720,982
4.50%, 11/01/2035	13,891	14,516
6.50%, 12/01/2035	28,470	29,656
6.50%, 12/01/2035	73,541	81,901
5.50%, 01/01/2036	23,419	25,376
5.00%, 03/01/2036	3,279,974	3,502,646
5.00%, 07/01/2036	2,994	3,197
5.00%, 11/01/2036	90,780	96,952
6.00%, 11/01/2036	9,398	10,047
6.50%, 11/01/2036	282,352	305,944
6.50%, 11/01/2036	153,477	169,742
6.50%, 11/01/2036	26,318	29,310
5.50%, 12/01/2036	44,136	47,804
6.00%, 12/01/2036	20,970	23,116
6.00%, 12/01/2036	9,648	10,632
6.50%, 12/01/2036	309,045	347,444
6.50%, 12/01/2036	130,948	145,730
7.50%, 12/01/2036	377,036	412,929
3.00%, 01/01/2037	3,462,543	3,412,846
6.50%, 01/01/2037	6,442	6,592
6.50%, 01/01/2037	19,228	20,549
6.50%, 02/01/2037	26,324	28,200
7.00%, 02/01/2037	9,242	10,347

5.00%, 03/01/2037	231,523	247,327
5.00%, 06/01/2037	277,251	295,766
6.50%, 06/01/2037	15,694	16,538
5.00%, 08/01/2037	273,531	292,153
6.50%, 11/01/2037	87,422	97,360
3.00%, 12/01/2037	974,328	956,408
3.00%, 01/01/2038	1,468,435	1,445,066
7.50%, 01/01/2038	42,990	50,066
7.50%, 01/01/2038	73,828	83,874
5.00%, 02/01/2038	300,916	321,053
5.00%, 03/01/2038	286,885	306,311
5.00%, 03/01/2038	79,657	85,072
5.00%, 03/01/2038	334,787	357,234
5.00%, 03/01/2038	297,730	317,844
6.50%, 03/01/2038	68,387	76,161
5.00%, 04/01/2038	204,521	217,564
5.50%, 05/01/2038	71,570	77,237
5.50%, 08/01/2038	92,523	100,029
5.00%, 09/01/2038	230,346	245,887
5.00%, 09/01/2038	39,975	42,672
7.50%, 09/01/2038	39,966	46,509
5.00%, 11/01/2038	91,341	97,474
5.00%, 11/01/2038	1,689	1,803
5.00%, 12/01/2038	272,261	290,636
5.00%, 12/01/2038	949	1,012
5.50%, 01/01/2039	3,457,357	3,746,212
5.00%, 02/01/2039	557,892	595,442
5.00%, 05/01/2039	9,600	10,336
4.50%, 07/01/2039	245,666	258,352
4.50%, 10/01/2039	2,068,948	2,175,561
5.00%, 10/01/2039	622,519	664,509
4.50%, 11/01/2039	3,186,715	3,350,738
4.50%, 11/01/2039	2,348,964	2,470,379
5.00%, 01/01/2040	142,562	152,488
5.00%, 03/01/2040	241,997	257,834
5.00%, 03/01/2040	3,174,439	3,390,338
5.50%, 03/01/2040	30,102	32,279
4.50%, 05/01/2040	1,112,034	1,169,506
5.50%, 05/01/2040	2,320,414	2,507,754
4.50%, 08/01/2040	526,115	553,356

5.00%, 08/01/2040	1,562,886	1,669,873
5.00%, 08/01/2040	422,737	451,674
5.50%, 08/01/2040	957,623	1,034,792
4.00%, 08/15/2040 (5)	17,000,000	17,296,854
4.00%, 09/01/2040	893,598	918,330
4.50%, 09/01/2040	401,956	422,758
4.50%, 09/01/2040	1,683,848	1,771,064
4.00%, 11/01/2040	47,267	48,573
4.00%, 11/01/2040	2,797,212	2,874,756
4.00%, 12/01/2040	1,624,802	1,669,776
4.00%, 12/01/2040	501,330	515,215
4.00%, 12/01/2040	1,727,980	1,775,835
4.00%, 12/01/2040	1,381,134	1,419,411
4.00%, 12/01/2040	1,128,972	1,160,262
4.00%, 01/01/2041	1,012,824	1,040,877
4.50%, 03/01/2041	316,044	332,412
5.00%, 04/01/2041	1,310,673	1,400,441
4.50%, 05/01/2041	2,289,812	2,407,984
5.00%, 06/01/2041	406,487	433,328
4.00%, 07/15/2041 (5)	23,630,000	24,076,780
4.50%, 08/01/2041	842,520	886,160
4.00%, 10/01/2041	5,472,933	5,624,765
4.00%, 11/01/2041	15,621	16,055
4.00%, 01/01/2042	270,598	278,105
3.50%, 05/01/2042	1,137,011	1,140,025
4.00%, 05/01/2042	18,058	18,559
3.50%, 06/01/2042	539,054	540,503
3.50%, 06/01/2042	3,295,837	3,295,537
4.00%, 06/01/2042	2,715,308	2,791,451
3.50%, 07/01/2042	12,666,132	12,700,328
3.50%, 07/15/2042 (5)	8,165,000	8,119,481
3.00%, 08/01/2042	2,269,852	2,217,570
3.50%, 08/01/2042	1,093,656	1,096,586
3.50%, 09/01/2042	7,300,009	7,319,676
3.50%, 09/01/2042	4,241,212	4,252,663
3.00%, 10/01/2042	5,691,138	5,556,659
3.50%, 10/01/2042	13,262,341	13,297,804
3.50%, 10/01/2042	3,240,297	3,249,041
4.00%, 10/01/2042	110,331	111,654
3.00%, 11/01/2042	7,272,533	7,105,134

3.50%, 11/01/2042	3,653,290	3,663,132
3.50%, 11/01/2042	143,049	143,037
3.50%, 11/01/2042	1,339,114	1,342,727
3.50%, 12/01/2042	4,249,248	4,260,697
3.50%, 01/01/2043	9,533,590	9,559,328
4.00%, 01/01/2043	286,696	294,729
3.00%, 02/01/2043	481,329	469,795
3.00%, 03/01/2043	3,077,454	3,003,346
3.00%, 03/01/2043	6,232,906	6,083,585
3.50%, 03/01/2043	981,797	984,448
3.00%, 04/01/2043	14,120,485	13,781,964
3.00%, 04/01/2043	111,493	108,770
3.50%, 05/01/2043	353,326	353,295
3.00%, 06/01/2043	43,705	42,643
3.00%, 06/01/2043	17,354,549	16,931,466
3.50%, 06/01/2043	1,199,231	1,199,123
3.50%, 06/01/2043	2,005,834	2,011,249
4.00%, 06/01/2043	22,290	22,848
3.00%, 07/01/2043	32,939	32,134
3.00%, 07/01/2043	437,591	426,906
3.00%, 07/15/2043 (5)	13,620,000	13,175,897
3.00%, 08/01/2043	8,300,507	8,098,375
3.00%, 08/01/2043	630,918	615,590
4.00%, 09/01/2043	231,462	237,809
4.00%, 09/01/2043	8,790,495	9,034,109
3.50%, 10/01/2043	260,999	261,703
4.00%, 11/01/2043	231,637	237,166
4.00%, 11/01/2043	107,032	109,660
4.00%, 12/01/2043	275,828	282,228
4.00%, 12/01/2043	2,155,816	2,206,827
4.00%, 12/01/2043	1,055,764	1,084,722
4.00%, 01/01/2044	661,222	676,984
4.00%, 01/01/2044	163,271	167,648
4.00%, 03/01/2044	3,675,017	3,759,715
4.50%, 03/01/2044	826,245	860,999
3.50%, 05/01/2044	18,093,073	18,141,872
4.50%, 05/01/2044	1,290,004	1,344,445
4.50%, 07/01/2044	387,231	403,544
4.50%, 07/01/2044	48,516	50,560
4.50%, 09/01/2044	2,441,101	2,543,925

4.00%, 10/01/2044	9,988,880	10,246,724
3.50%, 01/01/2045	15,704,541	15,746,926
4.00%, 01/01/2045	608,614	622,651
3.50%, 03/01/2045	4,038,167	4,032,808
3.00%, 05/01/2045	2,721,962	2,645,822
3.00%, 05/01/2045	1,422,535	1,383,128
3.00%, 06/01/2045	677,043	659,496
3.00%, 10/01/2045	5,960,906	5,816,221
4.00%, 10/01/2045	909,628	930,618
4.00%, 10/01/2045	11,640,671	11,908,466
4.00%, 11/01/2045	14,384,616	14,716,391
3.00%, 12/01/2045	10,533,098	10,209,843
3.50%, 12/01/2045	11,883,141	11,867,371
3.50%, 01/01/2046	11,797,764	11,782,105
4.00%, 01/01/2046	4,139,162	4,256,189
3.50%, 02/01/2046	9,596,467	9,579,765
3.00%, 03/01/2046	6,485,342	6,284,555
3.50%, 03/01/2046	11,343,952	11,344,711
4.00%, 05/01/2046	451,040	460,050
4.00%, 06/01/2046	13,405,990	13,714,950
3.50%, 07/01/2046	5,066,674	5,050,567
4.00%, 08/01/2046	3,091,310	3,162,707
3.00%, 09/01/2046	6,132,688	5,942,812
4.50%, 09/01/2046	5,944,517	6,190,009
3.00%, 10/01/2046	3,198,205	3,098,690
4.50%, 10/01/2046	4,859,419	5,060,099
3.00%, 11/01/2046	21,857,686	21,174,170
3.00%, 12/01/2046	5,792,380	5,611,246
4.00%, 01/01/2047	15,332,727	15,721,333
3.00%, 02/01/2047	7,107,880	6,884,315
3.00%, 03/01/2047	3,441,188	3,330,888
3.00%, 04/01/2047	8,138,962	7,883,042
3.00%, 05/01/2047	19,279,147	18,705,844
4.50%, 07/01/2047	7,472,649	7,937,450
4.00%, 09/01/2047	8,108,876	8,304,262
3.50%, 10/01/2047	27,867,318	27,730,989
3.50%, 11/01/2047	9,837,155	9,788,935
3.50%, 11/01/2047	5,810,543	5,782,061
3.50%, 11/01/2047	2,998,255	2,983,558
4.00%, 11/01/2047	7,567,158	7,718,303

3.50%, 01/01/2048	1,303,060	1,296,494
3.50%, 01/01/2048	5,521,409	5,494,177
3.50%, 01/01/2048	10,066,855	10,017,399
3.50%, 03/01/2048	10,123,081	10,086,101
3.50%, 03/01/2048	2,982,305	2,967,537
3.50%, 03/01/2048	4,215,266	4,194,027
3.50%, 03/01/2048	9,853,032	9,804,340
3.50%, 03/01/2048	8,065,644	8,029,927
Freddie Mac Multifamily Structured Pass Through Certificates
1.68%, 06/25/2020 IO (3)	49,708,871	1,192,640
2.60%, 09/25/2020	285,386	283,321
3.13%, 06/25/2021	12,700,000	12,733,273
1.55%, 05/25/2022 IO (3)	52,793,749	2,372,731
2.36%, 08/25/2022	3,407,479	3,338,031
2.86%, 08/25/2022	6,965,000	6,919,827
3.07%, 08/25/2022	2,438,000	2,438,191
2.70% (1 Month LIBOR USD + 0.70%), 09/25/2022 (1)	1,934,413	1,939,269
2.84%, 09/25/2022	2,665,000	2,636,362
0.99%, 10/25/2022 IO (3)	22,271,447	692,339
2.31%, 12/25/2022	6,000,000	5,815,279
2.52%, 01/25/2023	2,000,000	1,956,336
2.62%, 01/25/2023	8,500,000	8,336,826
3.11%, 02/25/2023	13,450,000	13,505,106
3.32%, 02/25/2023 (3)	5,550,000	5,605,252
3.49%, 01/25/2024	18,300,000	18,621,634
3.10%, 02/25/2024	11,250,000	11,206,988
3.39%, 03/25/2024	4,286,000	4,340,265
2.91%, 04/25/2024	9,500,000	9,372,174
3.04%, 07/25/2024	10,000,000	9,907,069
3.06%, 08/25/2024 (3)	5,818,000	5,782,385
2.81%, 09/25/2024	6,287,000	6,140,395
2.77%, 05/25/2025	4,250,000	4,127,931
3.16%, 05/25/2025 (3)	5,600,000	5,552,298
3.33%, 08/25/2025 (3)	10,000,000	10,064,869
1.50%, 03/25/2026 (3)	27,775,706	2,399,346
3.17%, 09/25/2026 (3)	7,915,000	7,795,756
3.36%, 12/25/2026	27,000,000	26,879,977
3.41%, 12/25/2026	23,275,000	23,355,438
3.51%, 01/25/2027 (3)	6,000,000	6,033,756
3.24%, 04/25/2027	7,030,000	6,948,221

3.33%, 05/25/2027	1,779,000	1,762,495
3.12%, 06/25/2027	4,263,000	4,165,419
3.19%, 07/25/2027	38,013,000	37,377,841
3.24%, 08/25/2027	2,174,000	2,144,070
3.19%, 09/25/2027 (3)	35,150,000	34,417,738
3.25%, 09/25/2027 (3)	4,900,000	4,809,728
3.30%, 11/25/2027 (3)	4,278,000	4,227,181
3.36%, 11/25/2027 (3)	18,922,000	18,729,410
3.36%, 12/25/2027 (3)	3,332,000	3,299,863
3.35%, 01/25/2028	5,167,000	5,123,160
3.21%, 04/25/2028 (3)	12,045,000	11,819,145
3.90%, 04/25/2028	8,575,000	8,836,748
3.90%, 04/25/2028	33,475,000	34,629,774
3.85%, 05/25/2028 (3)	3,550,000	3,647,116
3.85%, 05/25/2028 (3)	24,120,000	24,857,131
3.08%, 01/25/2031	4,126,000	3,910,539
Freddie Mac Non Gold Pool
3.65% (1 Year CMT Rate + 2.23%, 13.63% Cap), 07/01/2019 (1)	97	97
3.13% (1 Year CMT Rate + 2.13%, 12.13% Cap), 07/01/2026 (1)	3,865	3,882
3.61% (1 Year CMT Rate + 2.11%, 12.11% Cap), 01/01/2027 (1)	6,700	6,935
3.63% (1 Year CMT Rate + 2.24%, 12.09% Cap), 04/01/2030 (1)	1,826	1,908
3.61% (1 Year CMT Rate + 2.37%, 10.23% Cap), 09/01/2032 (1)	5,133	5,384
3.99% (1 Year CMT Rate + 2.24%, 10.11% Cap), 05/01/2033 (1)	184,991	194,999
3.48% (1 Year CMT Rate + 2.23%, 9.36% Cap), 12/01/2033 (1)	28,042	29,574
3.96% (12 Month LIBOR USD + 1.75%, 9.21% Cap), 04/01/2034 (1)	30,531	31,995
3.72% (1 Year CMT Rate + 2.37%, 10.59% Cap), 09/01/2034 (1)	120,818	127,667
3.68% (1 Year CMT Rate + 2.25%, 10.12% Cap), 01/01/2035 (1)	60,801	64,158
3.70% (1 Year CMT Rate + 2.25%, 10.04% Cap), 01/01/2035 (1)	139,505	146,757
3.42% (12 Month LIBOR USD + 1.67%, 11.29% Cap), 08/01/2035 (1)	6,378	6,648
3.87% (6 Month LIBOR USD + 2.13%, 11.54% Cap), 12/01/2035 (1)	40,482	42,645
3.53% (1 Year CMT Rate + 2.25%, 9.86% Cap), 02/01/2036 (1)	98,764	104,218
3.54% (12 Month LIBOR USD + 1.71%, 10.11% Cap), 02/01/2036 (1)	22,579	23,654
4.04% (12 Month LIBOR USD + 2.04%, 10.70% Cap), 03/01/2036 (1)	85,813	90,824
4.29% (12 Month LIBOR USD + 2.47%, 11.71% Cap), 03/01/2036 (1)	69,060	74,429
4.12% (1 Year CMT Rate + 2.25%, 10.59% Cap), 05/01/2036 (1)	66,782	70,500
4.18% (1 Year CMT Rate + 2.25%, 10.59% Cap), 05/01/2036 (1)	96,928	102,118
4.66% (12 Month LIBOR USD + 2.29%, 10.87% Cap), 05/01/2036 (1)	18,760	19,978
4.26% (12 Month LIBOR USD + 1.94%, 10.93% Cap), 06/01/2036 (1)	290,779	306,942
4.35% (12 Month LIBOR USD + 1.99%, 11.00% Cap), 06/01/2036 (1)	91,673	96,469
3.43% (1 Year CMT Rate + 2.25%, 10.81% Cap), 07/01/2036 (1)	38,482	40,711

3.52% (6 Month LIBOR USD + 1.74%, 12.62% Cap), 07/01/2036 (1)	50,939	53,117
3.76% (1 Year CMT Rate + 2.25%, 10.10% Cap), 07/01/2036 (1)	51,503	54,404
3.25% (6 Month LIBOR USD + 1.63%, 11.57% Cap), 08/01/2036 (1)	4,387	4,541
3.46% (6 Month LIBOR USD + 1.69%, 12.85% Cap), 08/01/2036 (1)	55,724	57,867
3.51% (6 Month LIBOR USD + 1.66%, 13.04% Cap), 08/01/2036 (1)	202,629	210,121
3.60% (12 Month LIBOR USD + 1.77%, 11.29% Cap), 09/01/2036 (1)	118,458	124,388
3.83% (12 Month LIBOR USD + 1.88%, 11.04% Cap), 09/01/2036 (1)	121,022	127,342
3.35% (12 Month LIBOR USD + 1.60%, 11.38% Cap), 10/01/2036 (1)	44,933	47,449
3.61% (1 Year CMT Rate + 2.36%, 11.20% Cap), 10/01/2036 (1)	82,553	87,106
3.62% (6 Month LIBOR USD + 1.70%, 12.32% Cap), 10/01/2036 (1)	58,898	60,960
3.87% (6 Month LIBOR USD + 1.80%, 12.97% Cap), 10/01/2036 (1)	112,915	117,794
3.94% (6 Month LIBOR USD + 1.77%, 12.41% Cap), 10/01/2036 (1)	56,740	59,123
3.95% (12 Month LIBOR USD + 2.20%, 10.76% Cap), 10/01/2036 (1)	34,126	36,084
3.39% (12 Month LIBOR USD + 1.64%, 10.66% Cap), 11/01/2036 (1)	108,603	113,116
3.42% (1 Year CMT Rate + 2.25%, 11.19% Cap), 11/01/2036 (1)	194,594	205,228
3.45% (12 Month LIBOR USD + 1.67%, 10.99% Cap), 11/01/2036 (1)	19,705	20,568
3.52% (1 Year CMT Rate + 2.24%, 9.98% Cap), 11/01/2036 (1)	55,788	58,966
3.53% (12 Month LIBOR USD + 1.78%, 11.33% Cap), 11/01/2036 (1)	60,518	63,457
3.34% (12 Month LIBOR USD + 1.59%, 11.19% Cap), 12/01/2036 (1)	280,093	291,394
3.42% (12 Month LIBOR USD + 1.67%, 12.04% Cap), 12/01/2036 (1)	188,516	195,998
3.44% (12 Month LIBOR USD + 1.69%, 11.37% Cap), 12/01/2036 (1)	7,263	7,590
3.77% (12 Month LIBOR USD + 1.99%, 11.15% Cap), 12/01/2036 (1)	126,531	133,464
3.88% (12 Month LIBOR USD + 2.13%, 10.92% Cap), 12/01/2036 (1)	4,083	4,358
3.77% (12 Month LIBOR USD + 1.90%, 10.87% Cap), 01/01/2037 (1)	46,781	48,856
3.92% (6 Month LIBOR USD + 1.67%, 10.68% Cap), 01/01/2037 (1)	15,656	16,296
3.56% (12 Month LIBOR USD + 1.70%, 11.25% Cap), 02/01/2037 (1)	12,826	13,368
3.69% (12 Month LIBOR USD + 1.88%, 10.77% Cap), 02/01/2037 (1)	6,192	6,495
3.80% (6 Month LIBOR USD + 2.11%, 12.33% Cap), 02/01/2037 (1)	115,915	122,133
3.89% (12 Month LIBOR USD + 1.94%, 10.82% Cap), 02/01/2037 (1)	77,123	81,107
4.25% (12 Month LIBOR USD + 2.26%, 10.92% Cap), 02/01/2037 (1)	20,995	22,373
3.68% (6 Month LIBOR USD + 1.92%, 12.41% Cap), 03/01/2037 (1)	214,699	225,260
4.05% (12 Month LIBOR USD + 2.18%, 10.85% Cap), 03/01/2037 (1)	40,869	42,709
4.11% (12 Month LIBOR USD + 2.25%, 11.20% Cap), 03/01/2037 (1)	17,799	18,656
3.66% (12 Month LIBOR USD + 1.91%, 10.91% Cap), 04/01/2037 (1)	2,368	2,423
4.08% (12 Month LIBOR USD + 1.98%, 10.78% Cap), 04/01/2037 (1)	48,811	51,094
3.79% (6 Month LIBOR USD + 1.52%, 11.86% Cap), 05/01/2037 (1)	88,915	91,839
4.03% (12 Month LIBOR USD + 2.05%, 10.87% Cap), 05/01/2037 (1)	166,026	175,616
4.19% (6 Month LIBOR USD + 2.01%, 12.16% Cap), 05/01/2037 (1)	34,377	36,142
4.20% (6 Month LIBOR USD + 2.12%, 11.14% Cap), 05/01/2037 (1)	9,161	9,602
4.33% (6 Month LIBOR USD + 2.01%, 12.37% Cap), 05/01/2037 (1)	76,999	80,996

4.56% (12 Month LIBOR USD + 2.18%, 11.09% Cap), 05/01/2037 (1)	71,978	76,041
3.66% (12 Month LIBOR USD + 1.70%, 11.21% Cap), 06/01/2037 (1)	54,010	56,461
4.28% (12 Month LIBOR USD + 1.87%, 11.71% Cap), 07/01/2037 (1)	12,854	13,434
3.50% (12 Month LIBOR USD + 1.75%, 11.75% Cap), 11/01/2037 (1)	5,662	5,873
4.09% (12 Month LIBOR USD + 2.07%, 10.78% Cap), 04/01/2038 (1)	77,792	82,100
3.98% (12 Month LIBOR USD + 1.87%, 10.42% Cap), 05/01/2038 (1)	52,170	54,688
3.73% (12 Month LIBOR USD + 1.85%, 9.02% Cap), 07/01/2040 (1)	78,382	82,344
Freddie Mac Reference REMIC
6.00%, 04/15/2036	391,099	432,762
6.00%, 05/15/2036	528,254	581,844
Freddie Mac REMICS
4.50%, 07/15/2018	139	138
0.00%, 03/15/2019 PO	5,282	5,246
6.50%, 03/15/2019 IO	221	3
0.00%, 02/15/2020 PO	64,916	63,776
5.00%, 02/15/2020 IO	19,341	551
5.00%, 02/15/2020 IO	10,552	280
6.50%, 03/15/2020	1,472	1,496
9.60%, 04/15/2020	36	36
10.00%, 06/15/2020	6	7
7.80%, 09/15/2020	8	8
9.00%, 10/15/2020	181	189
6.95%, 01/15/2021	726	739
8.60%, 01/15/2021	3	3
9.50%, 01/15/2021	92	95
9.00%, 04/15/2021	221	235
3.02% (1 Month LIBOR USD + 0.95%, 0.95% Floor, 11.00% Cap), 05/15/2021 (1)	99	100
5.00%, 05/15/2021	306	307
7.00%, 05/15/2021	2,394	2,471
26.95% (-3 x 1 Month LIBOR USD + 34.00%, 34.00% Cap), 05/15/2021 (1)(4)	56	60
35.90% (-5 x 1 Month LIBOR USD + 45.23%, 45.23% Cap), 05/15/2021 (1)(4)	69	72
6.00%, 07/15/2021 (3)	533	545
5.50%, 08/15/2021	239	243
7.00%, 09/15/2021	1,204	1,232
8.50%, 09/15/2021	1,431	1,528
6.91%, 11/15/2021 (3)	47,707	48,519
0.00%, 12/15/2021 PO	1,074	1,073
943.00% (-124 x 1 Month LIBOR USD + 1,199.99%, 10.00% Floor, 1,199.99% Cap), 01/15/2022 IO (1)(4)	4	15
5.00%, 03/15/2022	166,619	168,751
7.00%, 03/15/2022	610	633

7.00%, 05/15/2022	835	852
7.50%, 08/15/2022	1,218	1,305
8.00%, 08/15/2022	3,054	3,269
3.22% (1 Month LIBOR USD + 1.15%, 1.15% Floor, 10.00% Cap), 09/15/2022 (1)	2,079	2,112
5.50%, 10/15/2022	55,483	57,668
3.64% (-1 x 1 Month LIBOR USD + 4.68%, 4.68% Cap), 12/15/2022 (1)(4)	1,998	2,020
5.50%, 12/15/2022	17,747	18,441
1.90% (11th District Cost of Funds Index + 1.00%, 1.00% Floor, 10.00% Cap), 02/15/2023 (1)	301	307
7.50%, 02/15/2023	19,958	21,322
5.50%, 03/15/2023	146,000	153,671
3.22% (1 Month LIBOR USD + 1.15%, 1.15% Floor, 10.00% Cap), 04/15/2023 (1)	11,476	11,701
5.50%, 04/15/2023	147,000	155,508
7.00%, 04/15/2023	17,290	18,342
7.50%, 04/15/2023	3,522	3,766
5.00%, 05/15/2023	17,724	18,189
6.95% (-1 x 3 Month CMT Rate + 8.90%, 8.90% Cap), 05/15/2023 (1)(4)	7,849	8,298
7.00%, 05/15/2023	1,822	1,948
5.60%, 06/15/2023	35,069	36,427
2.24% (10 Year CMT Rate + -0.70%, 10.00% Cap), 07/15/2023 (1)	7,223	7,202
6.53% (-1 x 1 Month LIBOR USD + 8.60%, 3.00% Floor, 8.60% Cap), 07/15/2023 (1)(4)	10,395	10,649
23.96% (-4 x 11th District Cost of Funds Index + 27.47%, 27.47% Cap), 07/15/2023 (1)(4)	1,517	1,893
2.40% (11th District Cost of Funds Index + 1.50%, 1.50% Floor, 9.00% Cap), 08/15/2023 (1)	404	415
6.50%, 09/15/2023	49,102	52,172
7.00%, 09/15/2023	13,552	14,452
25.56% (-4 x 1 Month LIBOR USD + 34.50%, 34.50% Cap), 09/15/2023 (1)(4)	5,932	7,979
0.00%, 10/15/2023 PO	4,476	4,458
6.25%, 10/15/2023	8,111	8,545
16.01% (-3 x 1 Month LIBOR USD + 22.75%, 22.75% Cap), 10/15/2023 (1)(4)	5,255	6,252
5.00%, 11/15/2023	224,129	231,397
5.50%, 11/15/2023	54,754	57,091
6.00%, 11/15/2023	19,614	20,531
5.00%, 12/15/2023	23,200	24,014
6.50%, 12/15/2023	18,852	19,918
6.50%, 12/15/2023	11,077	11,703
7.00%, 01/15/2024	6,635	7,096
0.00%, 02/15/2024 PO	6,630	6,369
0.00%, 02/15/2024 PO	5,959	5,352
7.00%, 02/15/2024	1,655	1,862
10.00% (-5 x 11th District Cost of Funds Index + 44.15%, 10.00% Cap), 02/15/2024 (1)(4)	2,165	2,675
14.57% (-2 x 1 Month LIBOR USD + 19.24%, 19.24% Cap), 02/15/2024 (1)(4)	820	976

2.16% (10 Year CMT Rate + -0.85%, 10.00% Cap), 03/15/2024 (1)	597	593
2.67% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 9.00% Cap), 03/15/2024 (1)	1,243	1,258
7.00%, 03/15/2024	6,335	6,748
7.00%, 03/15/2024	35,516	37,853
27.41% (-4 x 11th District Cost of Funds Index + 31.43%, 31.43% Cap), 03/15/2024 IO (1)(4)	4,152	1,099
7.50%, 04/15/2024	22,336	23,903
0.00%, 05/15/2024 PO	5,139	4,798
7.59% (-1 x 10 Year CMT Rate + 10.60%, 10.00% Cap), 05/15/2024 IO (1)(4)	12,305	1,907
6.00%, 06/15/2024	21,721	23,840
7.50%, 08/15/2024	5,845	6,375
4.00%, 12/15/2024	206,000	211,986
5.00%, 12/15/2024	64,379	67,087
22.42% (-6 x 1 Month LIBOR USD + 33.83%, 33.83% Cap), 04/15/2025 (1)(4)	19,324	22,713
4.50%, 06/15/2025	722,000	755,835
11.69% (-3 x 1 Month LIBOR USD + 16.88%, 16.88% Cap), 08/15/2025 (1)(4)	9,529	10,556
18.91% (-4 x 1 Month LIBOR USD + 28.03%, 28.03% Cap), 10/15/2025 (1)(4)	22,527	28,765
3.50%, 01/15/2026	2,000,000	2,045,917
5.00%, 03/15/2026	246,417	251,897
6.50%, 03/15/2026	2,938	3,105
6.50%, 07/15/2026	22,995	25,604
7.50%, 09/15/2026	3,432	3,776
8.00%, 09/15/2026	10,419	11,717
6.50%, 01/15/2027	16,832	18,742
7.50%, 01/15/2027	8,300	9,241
7.50%, 01/15/2027	22,602	25,063
2.77% (1 Month LIBOR USD + 0.70%, 0.70% Floor, 9.00% Cap), 02/15/2027 (1)	657	668
6.00%, 05/15/2027	19,426	20,546
7.25%, 07/15/2027	964	1,065
7.50%, 09/15/2027	9,121	10,243
6.50%, 12/15/2027	11,436	12,346
7.00%, 03/15/2028 IO	14,095	2,548
7.50%, 03/15/2028	42,386	47,384
7.50%, 05/15/2028	14,597	16,259
6.50%, 06/15/2028	22,167	24,777
7.00%, 06/15/2028	2,617	2,880
6.00%, 07/15/2028	9,549	10,157
6.25%, 08/15/2028	45,520	48,343
6.50%, 08/15/2028	42,522	46,301
6.00%, 09/15/2028	8,117	8,708
7.00%, 10/15/2028 IO	16,748	1,901

6.00%, 11/15/2028	36,848	39,605
6.00%, 12/15/2028	74,194	79,675
2.67% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 8.50% Cap), 01/15/2029 (1)	17,007	17,270
6.00%, 01/15/2029	99,210	107,293
6.00%, 02/15/2029	21,832	23,344
6.25%, 02/15/2029	113,843	122,414
21.96% (-4 x 1 Month LIBOR USD + 30.55%, 30.55% Cap), 03/15/2029 (1)(4)	2,741	3,901
7.00%, 04/15/2029 IO	1,507	169
7.00%, 06/15/2029	88,140	97,153
7.50%, 06/15/2029 IO	7,368	872
7.00%, 07/15/2029	45,266	50,408
7.00%, 08/15/2029	24,899	27,715
4.00%, 11/15/2029 IO	161,927	11,273
7.50%, 11/15/2029	110	123
8.00%, 11/15/2029	20,957	23,375
7.00%, 01/15/2030	40,668	45,472
8.00%, 01/15/2030	41,735	48,031
8.00%, 01/15/2030	12,719	14,599
8.00%, 03/15/2030	8,729	10,045
5.00%, 04/15/2030	702,000	757,255
8.00%, 04/15/2030	12,088	13,718
7.50%, 05/15/2030	9,383	10,587
7.50%, 08/15/2030	9,908	11,005
7.25%, 09/15/2030	26,554	30,064
7.00%, 10/15/2030	27,711	30,974
7.50%, 10/15/2030	102	103
7.50%, 10/15/2030	2,673	3,031
4.00%, 12/15/2030	3,818,440	3,964,892
7.25%, 12/15/2030	32,607	36,501
7.00%, 03/15/2031	17,129	19,036
6.50%, 05/15/2031	7,913	9,018
7.00%, 06/15/2031	14,861	16,641
8.50%, 06/15/2031	35,226	40,874
6.00%, 07/15/2031	10,306	11,243
7.00%, 07/15/2031	34,375	38,366
6.50%, 08/15/2031	214,887	244,447
6.50%, 08/15/2031	19,482	21,914
6.50%, 08/15/2031	21,346	23,590
6.50%, 08/15/2031	16,916	18,547
6.50%, 10/15/2031	16,898	18,773

6.50%, 01/15/2032	23,184	25,535
6.50%, 01/15/2032	30,601	33,721
2.97% (1 Month LIBOR USD + 0.90%, 0.90% Floor, 9.00% Cap), 02/15/2032 (1)	93,563	95,489
5.93% (-1 x 1 Month LIBOR USD + 8.00%, 8.00% Cap), 02/15/2032 IO (1)(4)	82,963	14,878
6.38%, 02/15/2032	23,451	24,997
6.50%, 02/15/2032	38,249	42,205
6.50%, 02/15/2032	38,749	42,724
6.58% (-1 x 1 Month LIBOR USD + 8.65%, 8.65% Cap), 02/15/2032 IO (1)(4)	18,135	3,730
11.95% (-2 x 1 Month LIBOR USD + 16.10%, 16.10% Cap), 02/15/2032 (1)(4)	48,351	56,786
14.11% (-3 x 1 Month LIBOR USD + 19.50%, 19.50% Cap), 02/15/2032 (1)(4)	42,206	54,361
5.88% (-1 x 1 Month LIBOR USD + 7.95%, 7.95% Cap), 03/15/2032 IO (1)(4)	35,197	6,192
5.93% (-1 x 1 Month LIBOR USD + 8.00%, 8.00% Cap), 03/15/2032 IO (1)(4)	22,961	3,758
6.50%, 03/15/2032	53,358	59,412
6.50%, 03/15/2032	51,903	57,762
7.00%, 03/15/2032	33,196	36,975
7.00%, 03/15/2032	42,163	47,204
6.50%, 04/15/2032	12,902	14,234
6.50%, 04/15/2032	83,500	91,985
6.50%, 04/15/2032	120,139	133,908
7.00%, 04/15/2032	24,919	27,369
7.00%, 04/15/2032	76,961	85,465
6.50%, 05/15/2032	37,699	41,461
7.00%, 05/15/2032	34,255	38,651
6.50%, 06/15/2032	47,711	52,601
6.50%, 06/15/2032	24,877	27,756
6.50%, 06/15/2032	36,346	39,196
6.50%, 07/15/2032	39,114	43,555
6.50%, 07/15/2032	55,824	62,781
0.00%, 09/15/2032 PO	1,300,982	1,139,827
6.00%, 09/15/2032	55,018	60,202
0.00%, 12/15/2032 PO	25,897	21,761
2.82% (1 Month LIBOR USD + 0.75%, 0.75% Floor, 8.50% Cap), 12/15/2032 (1)	53,697	54,736
6.00%, 12/15/2032	96,225	105,397
6.00%, 12/15/2032	51,380	56,512
13.62% (-2 x 1 Month LIBOR USD + 18.60%, 18.60% Cap), 12/15/2032 (1)(4)	31,657	39,032
6.00%, 01/15/2033	70,448	77,496
6.00%, 02/15/2033	248,232	269,455
6.00%, 02/15/2033	52,067	57,368
6.00%, 03/15/2033	41,545	43,347
6.50%, 03/15/2033 IO	27,785	5,153

11.05% (-2 x 1 Month LIBOR USD + 14.85%, 14.85% Cap), 06/15/2033 (1)(4)	94,517	111,543
5.00%, 07/15/2033	704,709	757,492
5.81% (-1 x 1 Month LIBOR USD + 6.80%, 4.00% Floor, 6.80% Cap), 07/15/2033 (1)(4)	462	491
9.14% (-2 x 1 Month LIBOR USD + 13.29%, 13.29% Cap), 07/15/2033 (1)(4)	28,772	32,102
3.00%, 08/15/2033	495,000	476,748
10.96% (-2 x 1 Month LIBOR USD + 14.76%, 14.76% Cap), 09/15/2033 (1)(4)	26,782	31,624
6.14% (-1 x 1 Month LIBOR USD + 8.01%, 8.01% Cap), 10/15/2033 (1)(4)	778,180	843,483
11.94% (-2 x 1 Month LIBOR USD + 16.50%, 16.50% Cap), 11/15/2033 (1)(4)	13,572	16,755
2.67% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 9.50% Cap), 12/15/2033 (1)	218,646	219,924
5.00%, 01/15/2034	330,777	347,767
5.50%, 02/15/2034	8,299	8,531
6.00%, 05/15/2034	193,917	207,771
16.89% (-4 x 1 Month LIBOR USD + 24.49%, 24.49% Cap), 06/15/2034 (1)(4)	67,643	77,591
0.00%, 07/15/2034 PO	138,853	117,832
4.29% (1 Month LIBOR USD + 0.00%, 8.32% Cap), 07/15/2034 (1)(4)	54,271	56,992
4.00%, 11/15/2034 IO	28,744	70
0.00%, 02/15/2035 PO	42,366	37,457
19.04% (-4 x 1 Month LIBOR USD + 28.16%, 28.16% Cap), 02/15/2035 (1)(4)	54,895	66,349
0.00%, 04/15/2035 PO	67,367	60,734
6.00%, 04/15/2035	1,057,000	1,162,551
2.47% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.50% Cap), 05/15/2035 (1)	72,331	72,523
2.37% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap), 06/15/2035 (1)	85,056	84,908
11.68% (-3 x 1 Month LIBOR USD + 17.03%, 17.03% Cap), 06/15/2035 (1)(4)	2,897	3,366
0.00%, 08/15/2035 PO	7,950	7,057
2.87% (1 Month LIBOR USD + 0.80%, 0.80% Floor, 7.50% Cap), 08/15/2035 (1)	71,074	72,634
0.00%, 09/15/2035 PO	29,552	26,416
13.09% (-3 x 1 Month LIBOR USD + 20.00%, 20.00% Cap), 11/15/2035 (1)(4)	41,233	51,598
6.00%, 01/15/2036	159,855	176,730
16.96% (-4 x 1 Month LIBOR USD + 24.57%, 24.57% Cap), 01/15/2036 (1)(4)	11,461	15,039
0.00%, 02/15/2036 PO	30,780	25,978
0.00%, 02/15/2036 PO	35,496	30,101
0.00%, 02/15/2036 PO	123,956	112,851
0.00%, 02/15/2036 PO	42,189	37,609
0.00%, 03/15/2036 PO	70,999	64,634
0.00%, 03/15/2036 PO	8,564	7,458
0.00%, 03/15/2036 PO	75,987	67,064
6.00%, 03/15/2036	2,328	3,045
0.00%, 04/15/2036 PO	155,991	132,758
0.00%, 04/15/2036 PO	149,107	136,049
0.00%, 04/15/2036 PO	46,480	40,727

0.00%, 04/15/2036 PO	85,021	71,241
6.00%, 04/15/2036	104,390	114,475
6.00%, 04/15/2036 IO	87,173	17,856
6.00%, 04/15/2036	848,706	934,923
0.00%, 05/15/2036 PO	65,435	54,631
0.00%, 05/15/2036 PO	12,784	10,859
0.00%, 05/15/2036 PO	43,935	37,171
0.00%, 05/15/2036 PO	14,297	10,660
2.52% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap), 05/15/2036 (1)	606,323	609,296
2.57% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 05/15/2036 (1)	248,087	249,122
0.00%, 06/15/2036 PO	140,462	126,316
6.00%, 06/15/2036	27,990	30,441
13.96% (-3 x 1 Month LIBOR USD + 19.66%, 19.66% Cap), 06/15/2036 (1)(4)	26,350	33,042
0.00%, 07/15/2036 PO	30,594	26,449
5.03% (-1 x 1 Month LIBOR USD + 7.10%, 7.10% Cap), 07/15/2036 IO (1)(4)	10,630	723
6.50%, 07/15/2036	94,723	104,366
6.50%, 07/15/2036	139,704	155,992
0.00%, 08/15/2036 PO	45,121	38,596
4.58% (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap), 08/15/2036 IO (1)(4)	696,778	96,177
5.50%, 08/15/2036	72,625	75,539
5.50%, 08/15/2036	203,684	219,482
0.00%, 09/15/2036 PO	19,815	15,288
0.00%, 09/15/2036 PO	26,334	23,714
0.00%, 10/15/2036 PO	51,174	43,821
4.63% (-1 x 1 Month LIBOR USD + 6.70%, 6.70% Cap), 10/15/2036 IO (1)(4)	71,471	9,989
7.50%, 11/15/2036	693,325	786,431
0.00%, 12/15/2036 PO	25,723	21,837
7.00%, 12/15/2036	1,741,539	1,963,230
7.50%, 12/15/2036	578,902	672,759
0.00%, 01/15/2037 PO	26,569	22,446
4.07% (-1 x 1 Month LIBOR USD + 6.14%, 6.14% Cap), 01/15/2037 IO (1)(4)	46,592	6,275
0.00%, 02/15/2037 PO	8,115	7,166
0.00%, 02/15/2037 PO	72,090	63,922
2.51% (1 Month LIBOR USD + 0.44%, 0.44% Floor, 6.50% Cap), 02/15/2037 (1)	49,093	49,176
6.00%, 02/15/2037	78,246	84,765
0.00%, 03/15/2037 PO	14,166	13,115
4.38% (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap), 03/15/2037 IO (1)(4)	72,388	8,043
9.00% (-12 x 1 Month LIBOR USD + 70.64%, 9.00% Cap), 03/15/2037 (1)(4)	24,855	28,708
0.00%, 04/15/2037 PO	33,163	29,595
6.00%, 04/15/2037	78,545	85,628

0.00%, 05/15/2037 PO	51,751	46,296
0.00%, 05/15/2037 PO	286,561	241,392
0.00%, 05/15/2037 PO	2,690	2,000
6.00%, 05/15/2037	97,847	98,687
0.00%, 06/15/2037 PO	6,186	5,503
0.00%, 06/15/2037 PO	27,884	24,528
0.00%, 07/15/2037 PO	395,125	336,936
2.31% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 9,999.00% Cap), 07/15/2037 (1)	1,233,617	1,235,666
4.50%, 07/15/2037 IO	98,332	618
4.53% (-1 x 1 Month LIBOR USD + 6.60%, 6.60% Cap), 07/15/2037 IO (1)(4)	60,087	6,727
4.00%, 08/15/2037 IO	238,848	6,411
0.00%, 09/15/2037 PO	40,730	36,846
2.67% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.00% Cap), 09/15/2037 (1)	19,571	19,772
4.00%, 10/15/2037 IO	126,109	2,276
4.00%, 10/15/2037 IO	50,071	421
2.75% (1 Month LIBOR USD + 0.68%, 0.68% Floor, 7.00% Cap), 11/15/2037 (1)	783,720	794,491
4.35% (-1 x 1 Month LIBOR USD + 6.42%, 6.42% Cap), 11/15/2037 IO (1)(4)	332,096	31,126
4.38% (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap), 11/15/2037 IO (1)(4)	214,077	23,428
3.93% (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap), 01/15/2038 IO (1)(4)	395,886	49,265
12.27% (-3 x 1 Month LIBOR USD + 17.45%, 17.45% Cap), 02/15/2038 (1)(4)	15,378	17,263
5.50%, 03/15/2038	530,594	575,704
4.73% (-1 x 1 Month LIBOR USD + 6.80%, 6.80% Cap), 04/15/2038 IO (1)(4)	161,015	19,292
5.50%, 05/15/2038	70,749	74,207
4.13% (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap), 06/15/2038 IO (1)(4)	164,898	21,947
6.00%, 06/15/2038	452,897	484,973
6.00%, 06/15/2038	17,190	18,702
3.78% (-1 x 1 Month LIBOR USD + 5.85%, 5.85% Cap), 08/15/2038 IO (1)(4)	295,686	30,176
5.70%, 10/15/2038 (3)	127,591	138,328
5.50%, 01/15/2039	234,862	253,166
3.21%, 02/15/2039 (3)	103,464	105,685
3.93% (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap), 02/15/2039 IO (1)(4)	112,021	13,249
2.47% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.50% Cap), 04/15/2039 (1)	485,746	487,544
2.52% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap), 05/15/2039 (1)	520,732	518,798
4.03% (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap), 05/15/2039 IO (1)(4)	40,592	2,298
4.23% (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap), 05/15/2039 IO (1)(4)	146,887	8,465
3.27% (1 Month LIBOR USD + 1.20%, 1.20% Floor, 7.00% Cap), 07/15/2039 (1)	45,940	47,041
4.50%, 07/15/2039	766,032	795,691
2.52% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap), 08/15/2039 (1)	145,311	145,678
3.50%, 08/15/2039	593,051	600,262
0.00%, 10/15/2039 PO	133,925	110,544

5.00%, 10/15/2039 IO	377,295	48,794
4.18% (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap), 12/15/2039 IO (1)(4)	123,618	16,973
0.00%, 01/15/2040 PO	133,241	114,636
1.42%, 01/15/2040 IO (3)(4)	1,299,425	53,769
10.59% (-3 x 1 Month LIBOR USD + 17.50%, 17.50% Cap), 02/15/2040 (1)(4)	417,875	485,515
4.00%, 03/15/2040	884,613	907,113
3.50%, 09/15/2040	1,076,828	1,088,845
2.57% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap), 10/15/2040 (1)	187,161	188,272
3.93% (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap), 10/15/2040 IO (1)(4)	442,858	54,014
3.93% (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap), 10/15/2040 IO (1)(4)	605,845	76,545
2.62% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 12/15/2040 (1)	1,758,577	1,773,181
5.00%, 12/15/2040	1,310,809	1,400,082
2.62% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 03/15/2041 (1)	1,288,167	1,304,629
5.00%, 05/15/2041	1,208,929	1,320,402
5.50% (-4 x 1 Month LIBOR USD + 27.21%, 5.50% Cap), 05/15/2041 (1)(4)	322,137	324,703
5.50% (-4 x 1 Month LIBOR USD + 27.50%, 5.50% Cap), 05/15/2041 (1)(4)	971,613	1,021,668
2.47% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 10/15/2041 (1)	884,308	889,129
4.00%, 11/15/2041	763,777	780,599
4.00%, 12/15/2041	413,652	427,901
2.57% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap), 03/15/2042 (1)	975,068	983,466
2.57% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 07/15/2042 (1)	456,135	457,999
2.52% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap), 08/15/2042 (1)	2,485,149	2,519,246
2.47% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 09/15/2042 (1)	900,667	895,996
3.00%, 06/15/2043	206,000	192,328
4.50%, 09/15/2043	1,000,000	1,076,658
4.00%, 05/15/2044	5,819,018	5,973,136
3.50%, 10/15/2045	19,373,871	19,503,818
3.75%, 02/15/2046 (8)	1,184,980	1,198,252
7.32%, 11/15/2046 (3)	861,927	977,099
3.50%, 06/15/2048	4,976,292	5,016,261
0.00%, 10/15/2049 PO	408,103	361,781
Freddie Mac Strips
4.50%, 11/15/2020 IO	13,254	225
4.50%, 12/15/2020 IO	10,788	253
9.00%, 04/01/2022 IO	72	7
0.00%, 04/01/2028 PO	76,687	68,283
5.00%, 09/15/2035 IO	131,896	29,757
5.00%, 09/15/2035 IO	245,473	52,798
5.00%, 09/15/2035 IO	157,198	30,664
5.63% (-1 x 1 Month LIBOR USD + 7.70%, 7.70% Cap), 08/15/2036 IO (1)(4)	462,152	78,403

2.62% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 07/15/2042 (1)	2,849,407	2,890,786
3.50%, 07/15/2042	6,801,970	6,795,640
2.57% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 08/15/2042 (1)	1,814,708	1,834,440
2.62% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 08/15/2042 (1)	1,612,071	1,634,324
3.00%, 08/15/2042	2,242,484	2,179,577
3.00%, 01/15/2043	561,264	551,998
0.00%, 09/15/2043 PO	1,100,055	874,103
Freddie Mac Structured Pass-Through Certificates
5.57%, 07/25/2032 (3)	64,207	67,151
5.02%, 07/25/2033 (3)	192,792	199,743
4.17%, 10/25/2037 (3)	1,475,663	1,492,277
7.50%, 02/25/2042	260,598	293,498
7.50%, 08/25/2042 (3)	44,028	51,468
6.50%, 02/25/2043	263,888	298,471
7.00%, 02/25/2043	86,380	100,590
5.23%, 05/25/2043	607,730	659,271
0.00%, 07/25/2043 PO	24,431	20,462
7.50%, 07/25/2043	64,109	74,836
0.00%, 09/25/2043 PO	27,347	21,799
7.50%, 09/25/2043	338,923	387,430
0.00%, 10/25/2043 PO	31,287	23,450
7.00%, 10/25/2043	351,407	400,420
2.66% (12 Month US Treasury Average + 1.20%, 1.20% Floor), 10/25/2044 (1)	627,546	626,891
FREMF 2013-K25 Mortgage Trust
3.74%, 11/25/2045 (2)(3)	2,000,000	1,938,609
FREMF 2013-K35 Mortgage Trust
4.08%, 08/25/2023 (2)(3)	2,951,000	2,894,171
FREMF 2014-K40 Mortgage Trust
4.21%, 11/25/2047 (2)(3)	2,273,000	2,273,429
FREMF 2014-K41 Mortgage Trust
3.96%, 11/25/2047 (2)(3)	6,000,000	5,687,593
FREMF 2015-K44 Mortgage Trust
3.81%, 01/25/2048 (2)(3)	3,510,000	3,449,487
FREMF 2015-K45 Mortgage Trust
3.71%, 04/25/2048 (2)(3)	2,135,000	2,075,929
FREMF 2015-K49 Mortgage Trust
3.85%, 10/25/2048 (2)(3)	4,000,000	3,790,339
FREMF 2015-K51 Mortgage Trust
4.09%, 10/25/2048 (2)(3)	1,500,000	1,436,654

FREMF 2015-K720 Mortgage Trust
3.50%, 07/25/2022 (2)(3)	4,000,000	3,814,002
FREMF 2016-K59 Mortgage Trust
3.70%, 11/25/2049 (2)(3)	2,450,000	2,359,312
FREMF 2016-K722 Mortgage Trust
3.97%, 07/25/2049 (2)(3)	1,845,000	1,828,813
G2 G2-COLORADO 2NDS BREAN
5.00%, 06/20/2048 (12)	7,500,000	7,999,219
Ginnie Mae I Pool
9.00%, 02/15/2020	27	27
7.50%, 11/15/2022	72	72
7.50%, 03/15/2023	224	233
7.00%, 08/15/2023	265	270
7.00%, 09/15/2023	13,187	13,744
7.00%, 11/15/2023	703	740
6.50%, 01/15/2024	3,286	3,623
7.00%, 02/15/2024	6,570	6,846
9.50%, 10/15/2024	15,272	16,003
9.00%, 11/15/2024	528	551
9.50%, 12/15/2025	1,430	1,496
7.50%, 11/15/2026	1,032	1,051
7.50%, 07/15/2027	1,661	1,704
6.50%, 03/15/2028	7,694	8,484
7.50%, 07/15/2028	720	732
8.00%, 08/15/2028	1,386	1,390
6.50%, 09/15/2028	16,236	17,903
7.50%, 09/15/2028	4,067	4,381
6.50%, 10/15/2028	1,042	1,149
6.00%, 11/15/2028	10,183	11,130
7.00%, 09/15/2031	93,340	107,288
6.50%, 01/15/2032	75,749	85,771
6.50%, 07/15/2032	2,471	2,725
6.50%, 02/15/2033	12,883	14,205
7.00%, 02/15/2033	5,951	6,483
5.50%, 04/15/2033	296,651	324,035
6.50%, 04/15/2033	7,369	8,125
5.50%, 06/15/2033	3,423	3,734
7.00%, 06/15/2033	19,694	22,780
5.50%, 12/15/2033	12,686	13,833
5.50%, 07/15/2034	7,147	7,781
5.50%, 09/15/2034	16,251	17,535

7.00%, 06/15/2035	249,517	284,367
6.50%, 12/15/2035	83,966	94,465
7.00%, 04/15/2037	37,319	41,726
7.50%, 10/15/2037	39,598	45,662
4.00%, 06/15/2039	544,036	557,848
4.50%, 04/15/2040	3,147,398	3,328,080
4.00%, 10/15/2040	304,933	314,189
3.50%, 01/15/2042	5,930,871	5,978,116
3.50%, 03/15/2043	1,410,200	1,421,334
3.50%, 04/15/2043	4,959,557	5,013,742
3.00%, 05/15/2043	801,063	789,704
3.50%, 06/15/2043	1,862,684	1,877,501
3.50%, 07/15/2043	739,925	745,683
Ginnie Mae II Pool
8.50%, 03/20/2025	358	384
8.50%, 04/20/2025	1,907	2,058
8.50%, 05/20/2025	3,939	4,229
8.00%, 12/20/2025	724	786
8.00%, 06/20/2026	1,569	1,723
8.00%, 08/20/2026	1,250	1,429
8.00%, 09/20/2026	1,403	1,610
8.00%, 11/20/2026	1,105	1,248
8.00%, 10/20/2027	2,861	3,186
8.00%, 11/20/2027	2,298	2,546
8.00%, 12/20/2027	1,037	1,135
7.50%, 02/20/2028	1,509	1,658
6.00%, 03/20/2028	8,036	9,048
8.00%, 06/20/2028	555	561
8.00%, 08/20/2028	143	147
7.50%, 09/20/2028	5,360	5,997
8.00%, 09/20/2028	402	413
6.50%, 07/20/2029	81,160	90,841
6.00%, 11/20/2033	5,618	6,204
5.00%, 10/20/2037	407,485	435,492
7.00%, 08/20/2038	33,670	37,862
6.00%, 09/20/2038	571,127	627,335
6.00%, 11/20/2038	5,721	5,989
6.00%, 08/20/2039	294,246	329,888
5.50%, 09/20/2039	188,290	207,074
4.50%, 06/20/2040	1,008,363	1,059,829

5.00%, 07/20/2040	254,065	273,252
4.50%, 08/15/2040 (5)	19,000,000	19,715,839
4.00%, 10/20/2040	2,876,188	2,973,626
4.50%, 01/20/2041	791,127	831,487
4.50%, 03/20/2041	750,701	788,955
4.50%, 05/20/2041	375,760	395,000
4.50%, 06/20/2041	2,661,490	2,798,318
4.50%, 07/15/2041 (5)	22,580,000	23,469,528
4.50%, 09/20/2041	822,658	865,483
3.00%, 06/20/2042	413,318	408,225
4.00%, 06/20/2042	3,702,941	3,827,113
4.00%, 07/15/2042 (5)	35,920,000	36,806,075
3.00%, 08/20/2042	5,614,814	5,545,627
3.50%, 10/20/2042	6,353,546	6,427,115
4.00%, 10/20/2042	7,552,506	7,803,843
3.00%, 11/20/2042	3,097,630	3,059,460
3.50%, 11/20/2042	2,172,986	2,198,147
3.00%, 12/20/2042	1,566,935	1,547,628
4.00%, 12/20/2042	3,603,686	3,723,760
3.00%, 01/20/2043	1,590,662	1,571,061
4.00%, 02/20/2043	1,681,032	1,737,239
3.00%, 04/20/2043	4,012,040	3,962,601
3.50%, 05/20/2043	1,471,789	1,488,832
3.00%, 09/20/2043	1,215,210	1,200,234
4.50%, 09/20/2043	2,215,814	2,334,323
3.00%, 10/20/2043	178,890	176,685
4.00%, 10/20/2043	3,226,290	3,340,897
4.50%, 10/20/2043	4,166,400	4,388,952
4.50%, 12/20/2043	2,144,919	2,259,509
3.00%, 01/20/2044	1,067,460	1,054,305
5.00%, 06/20/2044	1,042,607	1,109,958
3.00%, 07/20/2044	518,046	510,967
5.00%, 07/20/2044	918,814	978,222
3.00%, 12/20/2044	975,305	961,311
4.00%, 12/20/2044	788,757	814,460
3.50%, 03/20/2045	2,243,046	2,256,583
4.00%, 03/20/2045	445,245	459,783
3.00%, 04/20/2045	9,104,794	8,991,238
3.50%, 04/20/2045	16,174,477	16,272,092
3.00%, 05/20/2045	1,587,785	1,561,831

4.00%, 05/20/2045	7,653,263	7,918,031
3.00%, 07/15/2045 (5)	16,725,000	16,357,507
3.50%, 07/15/2045 (5)	104,230,000	104,596,431
3.00%, 07/20/2045	3,557,757	3,499,600
3.50%, 07/20/2045	7,381,769	7,426,320
5.00%, 08/20/2045	1,148,346	1,222,595
3.00%, 10/20/2045	4,010,388	3,944,829
3.50%, 10/20/2045	14,307,538	14,393,893
3.00%, 11/20/2045	945,634	930,175
4.00%, 11/20/2045	6,349,737	6,556,540
4.00%, 01/20/2046	1,279,146	1,320,798
4.50%, 01/20/2046	3,713,187	3,907,977
4.00%, 03/20/2046	1,643,582	1,693,017
3.00%, 04/20/2046	9,758,532	9,600,008
4.00%, 04/20/2046	4,330,755	4,469,421
3.00%, 05/20/2046	398,496	391,797
4.00%, 05/20/2046	7,462,484	7,691,837
3.50%, 06/20/2046	4,868,019	4,901,733
4.00%, 06/20/2046	3,443,159	3,544,869
3.00%, 07/20/2046	7,644,727	7,502,412
3.50%, 07/20/2046	27,235,914	27,366,726
4.50%, 07/20/2046	1,919,857	2,022,208
3.00%, 08/20/2046	19,350,596	18,990,366
3.00%, 09/20/2046	2,583,215	2,535,979
4.50%, 09/20/2046	3,368,541	3,541,012
5.00%, 09/20/2046	3,135,466	3,337,850
3.50%, 11/20/2046	205,567	206,476
4.00%, 11/20/2046	3,285,247	3,390,457
4.50%, 11/20/2046	5,987,890	6,330,039
2.50%, 12/20/2046	3,629,934	3,444,902
3.50%, 12/20/2046	10,860,203	10,908,252
3.00%, 01/20/2047	5,792,047	5,676,905
3.00%, 02/20/2047	7,914,850	7,757,511
4.00%, 02/20/2047	5,641,259	5,785,577
3.00%, 03/20/2047	872,012	855,105
4.00%, 03/20/2047	13,019,286	13,378,383
4.50%, 03/20/2047	1,357,147	1,422,272
3.00%, 07/20/2047	21,040,561	20,605,890
4.50%, 07/20/2047	13,889,821	14,442,213
3.50%, 08/20/2047	3,797,046	3,813,845

4.00%, 09/20/2047	11,463,414	11,823,274
4.25%, 12/20/2047	1,973,360	2,053,085
4.50%, 04/20/2048	2,925,481	3,056,065
4.50%, 04/20/2048	4,647,370	4,903,144
4.50%, 04/20/2048	2,045,974	2,145,661
4.50%, 05/20/2048	3,383,653	3,540,970
4.50%, 05/20/2048	6,881,559	7,260,306
4.46%, 05/20/2063 (3)	456,072	465,052
GMACM Mortgage Loan Trust 2003-AR2
4.06%, 12/19/2033 (3)	189,789	191,092
GMACM Mortgage Loan Trust 2003-J8
5.25%, 12/25/2033	9,280	9,465
GMACM Mortgage Loan Trust 2005-AR3
3.91%, 06/19/2035 (3)	128,539	126,329
Government National Mortgage Association
5.50%, 11/20/2020	10,360	10,348
5.00%, 04/16/2023	114,343	115,752
6.50%, 10/16/2024	114,968	121,499
6.00%, 02/20/2029	116,936	116,851
6.51% (-1 x 1 Month LIBOR USD + 8.60%, 8.60% Cap), 08/16/2029 IO (1)(4)	13,105	169
8.50%, 02/16/2030	140,214	158,143
9.00%, 03/16/2030	124,674	124,655
5.41% (-1 x 1 Month LIBOR USD + 7.50%, 7.50% Cap), 04/16/2030 IO (1)(4)	104,248	10,522
8.00%, 06/20/2030	14,259	16,289
9.00%, 10/20/2030	21,618	25,183
9.00%, 11/16/2030 IO	1,369	190
9.00%, 11/20/2030	13,517	15,832
6.61% (-1 x 1 Month LIBOR USD + 8.70%, 8.70% Cap), 01/16/2031 IO (1)(4)	8,227	1,382
6.46% (-1 x 1 Month LIBOR USD + 8.55%, 8.55% Cap), 03/16/2031 IO (1)(4)	6,650	1,444
15.59% (-3 x 1 Month LIBOR USD + 21.01%, 21.01% Cap), 03/17/2031 (1)(4)	61,321	75,857
5.96% (-1 x 1 Month LIBOR USD + 8.05%, 8.05% Cap), 08/16/2031 IO (1)(4)	15,103	3,426
6.16% (-1 x 1 Month LIBOR USD + 8.25%, 8.25% Cap), 08/16/2031 IO (1)(4)	17,034	207
2.43% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 6.50% Cap), 03/20/2032 (1)	67,365	67,534
5.86% (-1 x 1 Month LIBOR USD + 7.95%, 7.95% Cap), 04/16/2032 IO (1)(4)	59,823	8,318
8.80% (-2 x 1 Month LIBOR USD + 11.93%, 11.93% Cap), 04/16/2032 (1)(4)	5,700	6,282
9.00% (-8 x 1 Month LIBOR USD + 66.27%, 9.00% Cap), 06/16/2032 (1)(4)	2,039	2,406
6.50%, 06/20/2032	233,704	259,465
6.50%, 07/16/2032	69,007	77,828
6.00%, 07/20/2032	23,835	26,200
6.50%, 07/20/2032	120,287	134,339

6.50%, 07/20/2032	81,483	91,397
10.88% (-2 x 1 Month LIBOR USD + 14.70%, 14.70% Cap), 11/17/2032 (1)(4)	15,471	16,650
6.00%, 11/20/2032	146,000	158,848
0.00%, 12/20/2032 PO	69,858	67,344
5.50%, 01/16/2033	452,622	488,147
6.50%, 01/20/2033	121,627	134,258
5.61% (-1 x 1 Month LIBOR USD + 7.70%, 7.70% Cap), 02/16/2033 IO (1)(4)	55,118	6,510
0.00%, 02/17/2033 PO	31,196	29,828
5.62% (-1 x 1 Month LIBOR USD + 7.70%, 7.70% Cap), 02/20/2033 IO (1)(4)	27,276	4,832
0.00%, 03/16/2033 PO	9,260	8,417
5.27% (-1 x 1 Month LIBOR USD + 7.67%, 7.67% Cap), 03/17/2033 (1)(4)	5,977	6,009
6.50%, 03/20/2033	68,276	74,878
6.50%, 03/20/2033	232,677	256,862
5.50%, 04/20/2033	260,601	281,471
6.50%, 05/20/2033	89,650	99,754
0.00%, 06/16/2033 PO	45,245	38,194
6.00%, 09/16/2033	148,348	161,585
0.00%, 10/20/2033 PO	7,394	6,481
5.81%, 10/20/2033 (3)	170,767	187,114
4.46% (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap), 11/16/2033 IO (1)(4)	100,989	11,117
4.46% (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap), 12/16/2033 IO (1)(4)	95,240	12,780
4.41% (-1 x 1 Month LIBOR USD + 6.50%, 0.55% Floor, 7.00% Cap), 03/16/2034 IO (1)(4)	2,344	4
5.50%, 03/16/2034	3,795,617	4,061,945
13.93% (-3 x 1 Month LIBOR USD + 19.66%, 19.66% Cap), 04/16/2034 (1)(4)	44,396	58,727
12.13% (-2 x 1 Month LIBOR USD + 16.72%, 16.72% Cap), 05/18/2034 (1)(4)	6,221	6,961
0.00%, 06/20/2034 PO	82,817	73,185
6.00%, 06/20/2034	307,984	333,470
10.55% (-2 x 1 Month LIBOR USD + 14.86%, 14.86% Cap), 08/17/2034 (1)(4)	38,652	41,301
5.72%, 08/20/2034 (3)	92,368	100,070
4.46% (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap), 09/16/2034 IO (1)(4)	317,390	43,771
7.00% (-6 x 1 Month LIBOR USD + 44.50%, 7.00% Cap), 09/20/2034 (1)(4)	36,629	38,639
19.23% (-5 x 1 Month LIBOR USD + 29.46%, 29.46% Cap), 09/20/2034 (1)(4)	36,629	49,766
9.75% (-2 x 1 Month LIBOR USD + 14.26%, 14.26% Cap), 10/16/2034 (1)(4)	5,923	6,343
16.74% (-4 x 1 Month LIBOR USD + 24.38%, 24.38% Cap), 10/16/2034 (1)(4)	32,839	42,718
4.02% (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap), 10/20/2034 IO (1)(4)	472,360	61,470
8.03% (-2 x 1 Month LIBOR USD + 12.20%, 12.20% Cap), 10/20/2034 (1)(4)	7,407	7,585
4.00% (-1 x 1 Month LIBOR USD + 6.08%, 6.08% Cap), 11/20/2034 IO (1)(4)	244,305	15,373
4.67% (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap), 01/20/2035 IO (1)(4)	332,332	37,816
11.41% (-2 x 1 Month LIBOR USD + 16.43%, 16.43% Cap), 06/17/2035 (1)(4)	131,809	147,462
4.72% (-1 x 1 Month LIBOR USD + 6.80%, 6.80% Cap), 06/20/2035 (1)(4)	173,883	177,930

5.50%, 07/20/2035 IO	34,498	7,642
13.88% (-3 x 1 Month LIBOR USD + 20.83%, 20.83% Cap), 08/16/2035 (1)(4)	18,289	24,401
0.00%, 08/20/2035 PO	201,898	174,455
14.84% (-4 x 1 Month LIBOR USD + 22.73%, 22.73% Cap), 08/20/2035 (1)(4)	3,093	3,039
4.22% (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap), 09/20/2035 IO (1)(4)	677,938	86,906
5.50%, 09/20/2035	213,260	226,214
0.00%, 10/20/2035 PO	42,546	36,108
0.00%, 11/20/2035 PO	62,772	53,687
6.00%, 12/20/2035 IO	65,046	12,562
5.75%, 02/20/2036	41,682	43,536
0.00%, 03/20/2036 PO	54,260	48,314
0.00%, 05/20/2036 PO	73,472	65,191
4.42% (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap), 06/20/2036 IO (1)(4)	9,982	621
0.00%, 07/20/2036 PO	10,885	9,571
6.50%, 07/20/2036	311,971	350,420
6.50%, 08/20/2036	409,246	453,380
4.62% (-1 x 1 Month LIBOR USD + 6.70%, 6.70% Cap), 10/20/2036 IO (1)(4)	97,504	9,876
5.56%, 10/20/2036	189,712	200,242
4.72% (-1 x 1 Month LIBOR USD + 6.80%, 6.80% Cap), 11/20/2036 IO (1)(4)	165,749	22,001
5.90%, 02/20/2037 (3)	60,941	67,204
0.00%, 03/20/2037 PO	205,756	183,255
4.12% (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap), 03/20/2037 IO (1)(4)	180,469	22,457
0.00%, 04/16/2037 PO	98,515	83,707
4.72% (-1 x 1 Month LIBOR USD + 6.81%, 6.81% Cap), 04/16/2037 IO (1)(4)	253,890	38,486
4.12% (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap), 04/20/2037 IO (1)(4)	97,631	10,010
6.05%, 04/20/2037 (3)	121,194	131,028
2.39% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap), 05/16/2037 (1)	68,852	68,817
0.00%, 05/20/2037 PO	15,862	13,391
4.12% (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap), 05/20/2037 IO (1)(4)	203,363	22,305
4.12% (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap), 05/20/2037 IO (1)(4)	188,463	19,696
0.00%, 06/16/2037 PO	283,247	253,256
0.00%, 06/16/2037 PO	32,235	28,465
4.38% (-1 x 1 Month LIBOR USD + 6.47%, 6.47% Cap), 06/16/2037 IO (1)(4)	138,227	16,970
4.17% (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap), 06/20/2037 IO (1)(4)	159,072	15,282
4.56% (-1 x 1 Month LIBOR USD + 6.64%, 6.64% Cap), 07/20/2037 IO (1)(4)	224,638	26,538
4.60% (-1 x 1 Month LIBOR USD + 6.68%, 6.68% Cap), 07/20/2037 IO (1)(4)	226,116	28,106
4.67% (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap), 07/20/2037 IO (1)(4)	156,540	20,058
4.69% (-1 x 1 Month LIBOR USD + 6.78%, 6.78% Cap), 08/20/2037 IO (1)(4)	56,353	6,969
0.00%, 09/20/2037 PO	31,690	29,881
4.47% (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap), 09/20/2037 IO (1)(4)	147,729	20,035

13.95% (-3 x 1 Month LIBOR USD + 20.21%, 20.21% Cap), 09/20/2037 (1)(4)	39,655	47,523
5.50%, 10/16/2037 IO	239,503	27,611
9.23% (-2 x 1 Month LIBOR USD + 13.40%, 13.40% Cap), 10/20/2037 (1)(4)	27,259	29,427
0.00%, 11/16/2037 PO	316,336	279,055
4.45% (-1 x 1 Month LIBOR USD + 6.54%, 6.54% Cap), 11/16/2037 IO (1)(4)	162,082	16,592
3.92% (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap), 11/20/2037 IO (1)(4)	173,946	20,438
4.42% (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap), 11/20/2037 IO (1)(4)	333,758	40,897
4.43% (-1 x 1 Month LIBOR USD + 6.51%, 6.51% Cap), 11/20/2037 IO (1)(4)	195,320	21,940
4.47% (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap), 11/20/2037 IO (1)(4)	152,138	18,694
13.70% (-3 x 1 Month LIBOR USD + 19.95%, 19.95% Cap), 11/20/2037 (1)(4)	19,189	24,445
4.47% (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap), 12/20/2037 IO (1)(4)	237,617	31,034
0.00%, 01/20/2038 PO	11,125	9,190
5.49%, 01/20/2038 (3)	844,842	918,793
3.92% (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap), 02/20/2038 IO (1)(4)	1,528,599	179,920
5.50%, 02/20/2038 IO	37,767	6,345
5.61% (-1 x 1 Month LIBOR USD + 7.70%, 7.70% Cap), 04/16/2038 IO (1)(4)	90,262	13,634
4.22% (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap), 04/20/2038 IO (1)(4)	239,003	28,927
4.31% (-1 x 1 Month LIBOR USD + 6.40%, 6.40% Cap), 05/16/2038 IO (1)(4)	794,155	102,855
4.12% (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap), 06/20/2038 IO (1)(4)	57,973	6,129
6.00%, 06/20/2038	119,447	131,822
2.90% (1 Month LIBOR USD + 0.82%, 0.82% Floor, 7.00% Cap), 07/20/2038 (1)	480,918	488,826
4.07% (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap), 07/20/2038 IO (1)(4)	207,693	21,278
5.75%, 07/20/2038	212,135	220,819
3.92% (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap), 08/20/2038 IO (1)(4)	75,050	6,748
5.56%, 08/20/2038 (3)	328,778	361,438
3.82% (-1 x 1 Month LIBOR USD + 5.90%, 5.90% Cap), 09/20/2038 IO (1)(4)	245,361	26,320
4.12% (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap), 09/20/2038 IO (1)(4)	505,590	51,029
5.52% (-1 x 1 Month LIBOR USD + 7.60%, 7.60% Cap), 09/20/2038 IO (1)(4)	106,490	15,379
6.11%, 11/20/2038 (3)	205,165	227,379
4.31% (-1 x 1 Month LIBOR USD + 6.40%, 6.40% Cap), 12/16/2038 IO (1)(4)	31,759	642
3.62% (-1 x 1 Month LIBOR USD + 5.70%, 5.70% Cap), 12/20/2038 IO (1)(4)	256,106	23,286
3.92% (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap), 12/20/2038 IO (1)(4)	143,098	12,505
5.22% (-1 x 1 Month LIBOR USD + 7.30%, 7.30% Cap), 12/20/2038 IO (1)(4)	452,729	62,506
5.85%, 12/20/2038 (3)	715,193	787,317
6.00%, 12/20/2038 IO	65,235	6,265
5.45%, 01/20/2039 (3)	1,004,915	1,067,999
4.01% (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap), 02/16/2039 IO (1)(4)	115,493	13,978
4.06% (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap), 02/16/2039 IO (1)(4)	178,093	14,801
3.87% (-1 x 1 Month LIBOR USD + 5.95%, 5.95% Cap), 02/20/2039 IO (1)(4)	207,597	19,592
3.96% (-1 x 1 Month LIBOR USD + 6.04%, 6.04% Cap), 02/20/2039 IO (1)(4)	126,486	10,707

4.22% (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap), 03/20/2039 IO (1)(4)	206,028	15,113
4.22% (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap), 03/20/2039 IO (1)(4)	53,606	1,351
6.50%, 03/20/2039 IO	148,080	38,994
6.50%, 03/20/2039 IO	64,374	14,218
4.19% (-1 x 1 Month LIBOR USD + 6.27%, 6.27% Cap), 04/20/2039 IO (1)(4)	373,415	37,842
5.50%, 05/20/2039 IO	44,608	8,660
6.00%, 05/20/2039 IO	60,930	13,611
4.31% (-1 x 1 Month LIBOR USD + 6.40%, 6.40% Cap), 06/16/2039 IO (1)(4)	245,772	9,888
3.87% (-1 x 1 Month LIBOR USD + 5.95%, 5.95% Cap), 06/20/2039 IO (1)(4)	201,150	22,719
4.00% (-1 x 1 Month LIBOR USD + 6.08%, 6.08% Cap), 06/20/2039 IO (1)(4)	285,485	30,861
4.01% (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap), 07/16/2039 IO (1)(4)	333,968	31,326
4.16% (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap), 08/16/2039 IO (1)(4)	313,600	38,197
7.00%, 08/16/2039	183,849	199,746
4.01% (-1 x 1 Month LIBOR USD + 6.09%, 6.09% Cap), 09/20/2039 IO (1)(4)	487,707	49,756
5.50%, 09/20/2039	317,000	363,581
4.31% (-1 x 1 Month LIBOR USD + 6.40%, 6.40% Cap), 11/16/2039 IO (1)(4)	401,668	45,566
6.00%, 12/20/2039	38,592	38,712
5.19%, 06/20/2040 (3)	201,087	215,651
5.56%, 07/20/2040 (3)	280,010	305,668
7.00%, 10/16/2040	572,527	642,847
0.00%, 12/20/2040 PO	756,365	611,803
4.52% (-1 x 1 Month LIBOR USD + 6.60%, 6.60% Cap), 05/20/2041 IO (1)(4)	384,380	55,197
4.67%, 09/20/2041 (3)	407,816	426,383
4.60%, 10/20/2041 (3)	818,095	853,026
4.53%, 11/16/2041 (3)	437,785	462,621
3.00%, 12/20/2041	1,000,000	944,430
3.72%, 01/20/2042 (3)	477,873	486,059
3.96%, 09/16/2042 (3)	311,014	318,195
4.63%, 10/20/2042 (3)	1,587,436	1,649,125
4.75%, 11/20/2042 (3)	247,279	259,389
4.48%, 04/20/2043 (3)	276,889	282,271
2.37% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 5.50% Cap), 03/20/2060 (1)	22,594	22,579
2.35% (1 Month LIBOR USD + 0.43%, 0.43% Floor, 5.59% Cap), 04/20/2060 (1)	530,779	530,497
5.24%, 07/20/2060 (3)	1,381,798	1,405,831
2.22% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 5.59% Cap), 08/20/2060 (1)	24,126	24,137
2.39% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 5.29% Cap), 01/20/2061 (1)	1,617,045	1,619,084
2.42% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 10.66% Cap), 03/20/2061 (1)	2,196,823	2,203,866
2.57% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 05/20/2061 (1)	446,378	447,461
2.62% (1 Month LIBOR USD + 0.70%, 0.70% Floor), 05/20/2061 (1)	437,691	438,883
2.39% (1 Month LIBOR USD + 0.47%, 0.47% Floor), 08/20/2061 (1)	608,100	609,715

2.47% (1 Month LIBOR USD + 0.55%, 0.55% Floor), 10/20/2061 (1)	571,281	572,180
2.47% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 10.50% Cap), 12/20/2061 (1)	6,475,237	6,502,239
2.47% (1 Month LIBOR USD + 0.55%, 0.55% Floor), 04/20/2062 (1)	279,635	280,140
2.62% (1 Month LIBOR USD + 0.70%, 0.70% Floor, 11.00% Cap), 04/20/2062 (1)	945,518	956,540
2.37% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 5.50% Cap), 05/20/2062 (1)	109,486	109,617
2.47% (1 Month LIBOR USD + 0.55%, 0.55% Floor), 07/20/2062 (1)	372,388	373,046
2.50% (1 Month LIBOR USD + 0.58%, 0.58% Floor), 09/20/2062 (1)	1,471,310	1,475,017
2.51% (1 Month LIBOR USD + 0.59%, 0.59% Floor, 5.50% Cap), 09/20/2062 (1)	278,638	278,707
2.42% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 5.00% Cap), 10/20/2062 (1)	307,363	307,775
2.43% (1 Month LIBOR USD + 0.52%, 0.52% Floor, 11.50% Cap), 10/20/2062 (1)	2,762,656	2,771,281
2.52% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 4.60% Cap), 10/20/2062 (1)	354,975	356,101
2.22% (1 Month LIBOR USD + 0.30%, 0.30% Floor), 11/20/2062 (1)	54,022	54,050
2.26% (1 Month LIBOR USD + 0.34%, 0.34% Floor, 11.00% Cap), 12/20/2062 (1)	2,412,478	2,410,081
1.65%, 01/20/2063	2,535,285	2,494,740
2.24% (1 Month LIBOR USD + 0.32%, 0.32% Floor, 10.50% Cap), 01/20/2063 (1)	1,260,738	1,258,809
2.42% (1 Month LIBOR USD + 0.50%, 0.50% Floor), 01/20/2063 (1)	340,371	340,763
1.65%, 02/20/2063	3,317,170	3,264,137
2.34% (1 Month LIBOR USD + 0.42%, 0.42% Floor, 10.50% Cap), 02/20/2063 (1)	258,358	258,873
2.37% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 11.00% Cap), 02/20/2063 (1)	1,449,621	1,452,494
2.33% (1 Month LIBOR USD + 0.41%, 0.41% Floor, 11.00% Cap), 03/20/2063 (1)	1,046,941	1,047,939
2.39% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 10.50% Cap), 03/20/2063 (1)	341,009	341,821
1.65%, 04/20/2063	1,076,754	1,052,937
2.39% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 11.00% Cap), 06/20/2063 (1)	2,758,563	2,765,222
2.57% (1 Month LIBOR USD + 0.65%, 0.65% Floor, 11.00% Cap), 01/20/2064 (1)	2,888,700	2,911,252
2.57% (1 Month LIBOR USD + 0.65%, 0.65% Floor, 11.00% Cap), 02/20/2064 (1)	6,079,211	6,126,595
2.61% (1 Month LIBOR USD + 0.69%, 0.69% Floor, 11.00% Cap), 02/20/2064 (1)	3,018,231	3,057,335
2.57% (1 Month LIBOR USD + 0.65%, 0.65% Floor, 11.00% Cap), 03/20/2064 (1)	3,033,213	3,054,818
2.52% (1 Month LIBOR USD + 0.60%, 0.60% Floor), 04/20/2064 (1)	3,240,117	3,270,639
2.52% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 11.00% Cap), 04/20/2064 (1)	3,656,857	3,679,561
2.52% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 11.00% Cap), 05/20/2064 (1)	5,609,344	5,662,979
2.42% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 06/20/2064 (1)	2,390,041	2,403,409
2.39% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 11.00% Cap), 07/20/2064 (1)	3,922,551	3,932,735
2.42% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 07/20/2064 (1)	2,481,407	2,495,038
2.42% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 07/20/2064 (1)	1,891,324	1,901,706
2.39% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 11.00% Cap), 09/20/2064 (1)	3,988,342	4,003,746
2.52% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.00% Cap), 10/20/2064 (1)	1,347,739	1,355,397
2.42% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 12/20/2064 (1)	3,585,206	3,596,986
2.35% (1 Month LIBOR USD + 0.47%, 11.00% Cap), 02/20/2065 (1)	2,246,751	2,253,252
2.40% (1 Month LIBOR USD + 0.48%, 0.48% Floor, 11.00% Cap), 02/20/2065 (1)	3,946,329	3,964,094
2.40% (1 Month LIBOR USD + 0.48%, 0.48% Floor, 11.00% Cap), 03/20/2065 (1)	7,875,733	7,910,217

2.40% (1 Month LIBOR USD + 0.48%, 11.00% Cap), 04/20/2065 (1)	5,602,620	5,628,514
2.37% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 11.00% Cap), 06/20/2065 (1)	1,821,954	1,826,293
2.36% (1 Month LIBOR USD + 0.44%, 0.44% Floor, 11.00% Cap), 07/20/2065 (1)	3,546,041	3,556,851
2.39% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 11.00% Cap), 08/20/2065 (1)	582,063	584,558
2.52% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 11.00% Cap), 11/20/2065 (1)	6,680,821	6,748,340
2.92% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 12/20/2066 (1)	2,236,772	2,291,157
2.48% (1 Month LIBOR USD + 0.56%, 0.56% Floor, 11.00% Cap), 03/20/2067 (1)	6,733,607	6,791,893
2.09% (12 Month LIBOR USD + 0.00%), 05/20/2067 IO (1)	14,821,868	2,174,103
2.15% (12 Month LIBOR USD + 0.00%), 06/20/2067 IO (1)	14,808,393	1,590,780
2.42% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 06/20/2067 (1)	7,275,301	7,314,063
2.37% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 11.00% Cap), 08/20/2067 (1)	3,799,988	3,806,390
GS Mortgage Securities Co. II
2.71%, 12/10/2027 (2)	1,170,119	1,164,916
3.38%, 05/10/2050	12,817	12,639
GS Mortgage Securities Co. Trust 2012-ALOHA
3.55%, 04/10/2034 (2)	4,200,000	4,232,151
GS Mortgage Securities Co. Trust 2012-SHOP
1.44%, 06/05/2031 IO (2)(3)	7,793,000	70,153
GS Mortgage Securities Trust 2006-GG8
1.08%, 11/10/2039 IO (2)(3)	1,586,563	76
GS Mortgage Securities Trust 2011-GC5
5.56%, 08/10/2044 (2)(3)	500,000	486,644
GS Mortgage Securities Trust 2012-GCJ9
2.77%, 11/10/2045	13,183,412	12,889,365
GS Mortgage Securities Trust 2013-GC13
3.87%, 07/10/2046 (3)	5,880,000	6,000,472
GS Mortgage Securities Trust 2013-GC16
1.56%, 11/10/2046 IO (3)	22,020,800	799,575
GS Mortgage Securities Trust 2013-GCJ12
3.14%, 06/10/2046	1,003,000	991,694
GS Mortgage Securities Trust 2014-GC18
3.80%, 01/10/2047	6,034,000	6,149,832
4.07%, 01/10/2047	2,600,000	2,676,272
GS Mortgage Securities Trust 2014-GC26
3.36%, 11/10/2047	8,000,000	7,918,564
GS Mortgage Securities Trust 2015-GC28
3.14%, 02/10/2048	9,000,000	8,771,010
GS Mortgage Securities Trust 2016-GS4
3.44%, 11/10/2049 (3)	1,317,000	1,291,039
3.18%, 11/15/2049	12,000,000	11,564,015

GSMPS Mortgage Loan Trust 2004-4
2.49% (1 Month LIBOR USD + 0.40%, 0.40% Floor), 06/25/2034 (1)(2)	61,539	55,823
GSMPS Mortgage Loan Trust 2005-RP2
2.44% (1 Month LIBOR USD + 0.35%, 0.35% Floor), 03/25/2035 (1)(2)	113,113	105,753
GSMPS Mortgage Loan Trust 2005-RP3
2.44% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 9.50% Cap), 09/25/2035 (1)(2)	698,013	627,126
2.60%, 09/25/2035 IO (2)(3)	514,621	35,994
GSR Mortgage Loan Trust 2003-3F
5.75%, 04/25/2033	24,189	24,962
GSR Mortgage Loan Trust 2003-6F
2.49% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.50% Cap), 09/25/2032 (1)	6,720	6,654
GSR Mortgage Loan Trust 2004-13F
6.00%, 11/25/2034	76,272	78,464
GSR Mortgage Loan Trust 2004-6F
5.50%, 05/25/2034	102,668	105,478
6.50%, 05/25/2034	62,063	66,306
GSR Mortgage Loan Trust 2005-5F
2.59% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 5.50% Cap), 06/25/2035 (1)	31,021	29,621
GSR Mortgage Loan Trust 2005-7F
6.00%, 09/25/2035	142,075	149,751
GSR Mortgage Loan Trust 2005-AR6
3.98%, 09/25/2035 (3)	10,741	10,793
GSR Mortgage Loan Trust 2006-1F
5.50%, 02/25/2036	75,046	85,456
6.00%, 02/25/2036	378,934	325,109
Headlands Residential LLC
3.88%, 08/25/2022 (8)(2)	6,170,000	6,075,414
HomeBanc Mortgage Trust 2005-3
2.33% (1 Month LIBOR USD + 0.24%, 0.24% Floor, 11.50% Cap), 07/25/2035 (1)	729,643	724,569
Impac CMB Trust Series 2004-4
4.51%, 09/25/2034 (8)	10,086	10,244
Impac CMB Trust Series 2004-7
2.83% (1 Month LIBOR USD + 0.74%, 11.25% Cap), 11/25/2034 (1)	1,126,704	1,125,178
Impac CMB Trust Series 2005-4
2.69% (1 Month LIBOR USD + 0.60%, 0.30% Floor, 10.25% Cap), 05/25/2035 (1)	121,818	120,568
Impac Secured Assets CMN Owner Trust
5.50%, 08/25/2033	85,177	88,729
2.89% (1 Month LIBOR USD + 0.80%, 11.25% Cap), 11/25/2034 (1)	886	884
Impac Secured Assets Trust 2006-1
2.44% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 11.50% Cap), 05/25/2036 (1)	456,154	451,320

Impac Secured Assets Trust 2006-2
2.44% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 11.50% Cap), 08/25/2036 (1)	396,763	389,289
Independence Plaza Trust 2018-INDP
3.76%, 07/10/2035 (2)	5,445,000	5,455,088
JP Morgan Alternative Loan Trust
3.65%, 03/25/2036 (3)	38,989	35,229
JP Morgan Chase Commercial Mortgage Securities Corp.
3.46%, 03/15/2050	20,000,000	19,599,668
JP Morgan Chase Commercial Mortgage Securities Trust 2005-CIBC11
0.03%, 08/12/2037 IO (2)(3)	7,447,140	2,088
JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP5
0.00%, 12/15/2044 IO (2)(3)(12)	3,005,516	30
JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC15
0.39%, 06/12/2043 IO (3)	4,397,841	5,092
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9
2.23% (1 Month LIBOR USD + 0.16%, 0.16% Floor), 05/15/2047 (1)	153,407	152,982
5.34%, 05/15/2047	413,000	415,448
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12
0.00%, 02/15/2051 IO (3)(12)	5,306,911	53
JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8
2.38%, 10/15/2045	6,862,923	6,770,164
JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11
2.96%, 04/15/2046	7,152,087	7,014,922
JP Morgan Mortgage Trust 2004-A3
4.55%, 07/25/2034 (3)	41,548	42,810
JP Morgan Mortgage Trust 2004-A4
4.34%, 09/25/2034 (3)	48,082	49,332
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034	12,927	13,084
JP Morgan Mortgage Trust 2005-A1
3.86%, 02/25/2035 (3)	150,503	154,443
JP Morgan Mortgage Trust 2005-A4
4.16%, 07/25/2035 (3)	178,859	179,721
JP Morgan Mortgage Trust 2006-A2
3.62%, 11/25/2033 (3)	436,457	445,362
4.17%, 08/25/2034 (3)	731,948	739,535
JP Morgan Mortgage Trust 2006-A3
3.68%, 08/25/2034 (3)	93,739	93,258
JP Morgan Mortgage Trust 2006-A7
3.61%, 01/25/2037 (3)	82,286	77,875
3.61%, 01/25/2037 (3)	144,342	136,603

JP Morgan Mortgage Trust 2007-A1
3.69%, 07/25/2035 (3)	93,713	96,017
3.69%, 07/25/2035 (3)	1,429,510	1,470,794
JP Morgan Mortgage Trust 2007-A2
3.75%, 04/25/2037 (3)	312,498	299,684
JPMBB Commercial Mortgage Securities Trust 2013-C17
3.93%, 01/15/2047	6,225,000	6,347,330
JPMBB Commercial Mortgage Securities Trust 2014-C19
3.67%, 04/15/2047	2,010,000	2,034,933
JPMBB Commercial Mortgage Securities Trust 2014-C24
3.10%, 11/15/2047	13,000,000	12,913,464
JPMBB Commercial Mortgage Securities Trust 2014-C25
3.41%, 11/15/2047	13,000,000	12,907,261
JPMBB Commercial Mortgage Securities Trust 2015-C28
2.77%, 10/15/2048	3,200,000	3,186,370
JPMBB Commercial Mortgage Securities Trust 2016-C1
3.31%, 03/15/2049	10,000,000	9,778,552
JPMCC Commercial Mortgage Securities Trust 2017-JP7
3.19%, 09/15/2050	20,000,000	19,220,698
Ladder Capital Commercial Mortgage 2013-GCP Mortgage Trust
3.99%, 02/15/2036 (2)	1,027,000	1,022,537
LB-UBS Commercial Mortgage Trust 2007-C2
0.35%, 02/15/2040 IO (3)	892,201	46
LCCM 2017-LC26
3.29%, 07/12/2050 (2)	20,300,000	19,492,044
Lehman Mortgage Trust 2006-2
5.76%, 04/25/2036 (3)	64,668	58,831
Lehman Mortgage Trust 2007-6
6.00%, 07/25/2037	42,367	40,688
Lehman Mortgage Trust 2008-2
6.00%, 03/25/2038	358,234	270,338
Luminent Mortgage Trust 2005-1
2.35% (1 Month LIBOR USD + 0.26%, 0.26% Floor, 11.50% Cap), 11/25/2035 (1)	1,864,558	1,817,544
MASTR Adjustable Rate Mortgages Trust 2004-13
3.81%, 04/21/2034 (3)	192,580	197,597
MASTR Adjustable Rate Mortgages Trust 2004-15
4.09%, 12/25/2034 (3)	40,399	39,092
MASTR Adjustable Rate Mortgages Trust 2004-3
3.36%, 04/25/2034 (3)	67,362	62,945

MASTR Alternative Loan Trust 2003-9
6.00%, 12/25/2033	54,076	56,002
6.00%, 01/25/2034	26,287	27,072
MASTR Alternative Loan Trust 2004-1
5.00%, 01/25/2019	2,416	2,413
MASTR Alternative Loan Trust 2004-10
4.50%, 09/25/2019	3,674	3,681
MASTR Alternative Loan Trust 2004-13
5.50%, 01/25/2020	143,584	144,492
MASTR Alternative Loan Trust 2004-2
5.00%, 02/25/2019	266	266
MASTR Alternative Loan Trust 2004-3
6.00%, 04/25/2034	220,748	231,473
6.25%, 04/25/2034	51,379	53,472
MASTR Alternative Loan Trust 2004-6
0.00%, 07/25/2034 PO	32,863	27,188
6.00%, 07/25/2034	21,084	21,567
MASTR Alternative Loan Trust 2004-7
0.00%, 08/25/2034 PO	27,648	22,990
MASTR Alternative Loan Trust 2004-8
5.50%, 09/25/2019	13,622	13,786
MASTR Alternative Loan Trust 2005-6
5.50%, 11/25/2020	40,040	38,699
MASTR Asset Securitization Trust
4.50%, 12/25/2018	432	432
MASTR Asset Securitization Trust 2003-12
0.00%, 12/25/2033 PO	4,067	3,804
5.00%, 12/25/2033	11,940	12,014
MASTR Asset Securitization Trust 2004-1
0.00%, 02/25/2034 PO	2,902	2,466
MASTR Asset Securitization Trust 2004-4
4.50%, 04/25/2019	303	302
5.25%, 12/26/2033	66,705	68,738
MASTR Asset Securitization Trust 2004-6
0.00%, 07/25/2019 PO	579	575
MASTR Asset Securitization Trust 2004-8
0.00%, 08/25/2019 PO	662	637
4.75%, 08/25/2019	2,775	2,787
MASTR Asset Securitization Trust 2004-9
5.25%, 09/25/2019	7,001	7,027

MASTR Reperforming Loan Trust 2005-2
2.44% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 9.50% Cap), 05/25/2035 (1)(2)	963,129	787,507
MASTR Reperforming Loan Trust 2006-2
4.40%, 05/25/2036 (2)(3)	117,191	106,231
MASTR Resecuritization Trust 2005
0.00%, 05/28/2035 PO (2)	34,356	27,711
Merrill Lynch Mortgage Backed Securities Trust Series 2007-3
2.80%, 06/25/2037 (3)	179,107	174,918
Merrill Lynch Mortgage Investors Trust Series 2003-A5
3.83%, 08/25/2033 (3)	58,934	60,898
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-E
2.71% (1 Month LIBOR USD + 0.62%, 0.31% Floor, 11.75% Cap), 10/25/2028 (1)	114,881	114,057
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-F
2.73% (1 Month LIBOR USD + 0.64%, 0.32% Floor, 11.75% Cap), 10/25/2028 (1)	135,377	134,053
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-1
3.57%, 12/25/2034 (3)	116,442	117,333
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-A
2.55% (1 Month LIBOR USD + 0.46%, 0.23% Floor, 11.75% Cap), 04/25/2029 (1)	45,859	45,228
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-C
3.10% (6 Month LIBOR USD + 0.60%, 0.30% Floor, 11.75% Cap), 07/25/2029 (1)	95,843	94,441
Merrill Lynch Mortgage Investors Trust Series MLMI 2004-A4
3.68%, 08/25/2034 (3)	106,794	109,478
Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A2
3.54%, 02/25/2035 (3)	168,371	170,578
ML Trust XLVII
8.99%, 10/20/2020	137	140
ML-CFC Commercial Mortgage Trust 2006-4
0.71%, 12/12/2049 IO (2)(3)	913,867	23
Morgan Stanley
5.66%, 04/25/2034 (3)	236,131	248,446
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6
2.86%, 11/15/2045	9,144,055	8,979,179
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10
4.22%, 07/15/2046 (3)	1,209,000	1,243,484
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12
4.26%, 10/15/2046 (3)	1,564,000	1,619,083
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14
2.92%, 02/15/2047	8,719,876	8,721,816
3.67%, 02/15/2047	4,400,000	4,443,538
4.06%, 02/15/2047	725,000	746,268

Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
3.25%, 02/15/2048	3,415,000	3,346,638
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23
3.45%, 07/15/2050	27,200,000	26,919,356
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
3.48%, 05/15/2048	5,000,000	4,954,151
3.73%, 05/15/2048	5,794,000	5,822,438
Morgan Stanley Capital I Trust 2006-IQ12
0.66%, 12/15/2043 IO (2)(3)	1,529,534	40
Morgan Stanley Capital I Trust 2007-HQ11
0.53%, 02/12/2044 IO (2)(3)	533,993	246
Morgan Stanley Capital I Trust 2007-HQ13
0.00%, 12/15/2044 IO (2)(3)(12)	479,505	5
Morgan Stanley Capital I Trust 2007-IQ13
0.53%, 03/15/2044 IO (2)(3)	1,139,410	3,096
Morgan Stanley Capital I Trust 2011-C3
4.05%, 07/15/2049	498,135	502,916
Morgan Stanley Capital I Trust 2012-C4
2.99%, 03/15/2045	499,710	499,322
Morgan Stanley Capital I Trust 2014-CPT
3.35%, 07/13/2029 (2)	4,241,000	4,255,211
Morgan Stanley Capital I Trust 2016-UB11
2.53%, 08/15/2049	20,000,000	18,424,402
Morgan Stanley Capital I, Inc.
4.18%, 07/15/2051	3,366,000	3,465,078
Morgan Stanley Mortgage Loan Trust 2004-9
4.30%, 10/25/2019 (3)	26,962	26,239
Morgan Stanley Reremic Trust
0.25%, 07/27/2049 (2)	401,138	394,732
1.00%, 03/27/2051 (2)	178,949	177,460
MortgageIT Trust 2005-2
2.61% (1 Month LIBOR USD + 0.52%, 0.26% Floor, 11.50% Cap), 05/25/2035 (1)	1,032,519	1,035,149
MortgageIT Trust 2005-3
2.69% (1 Month LIBOR USD + 0.60%, 0.30% Floor, 11.50% Cap), 08/25/2035 (1)	3,180,240	3,106,703
MRFC Mortgage Pass-Through Trust Series 1999-TBC2
2.55% (1 Month LIBOR USD + 0.48%, 0.24% Floor, 10.00% Cap), 06/15/2030 (1)	270,764	259,980
MRFC Mortgage Pass-Through Trust Series 2000-TBC3
2.51% (1 Month LIBOR USD + 0.44%, 0.22% Floor, 10.00% Cap), 12/15/2030 (1)	59,879	57,993
NACC Reperforming Loan REMIC Trust 2004-R2
6.50%, 10/25/2034 (2)(3)	66,316	66,619

NCUA Guaranteed Notes Trust 2010-R3
2.40%, 12/08/2020	137,441	137,123
2.58% (1 Month LIBOR USD + 0.56%, 0.56% Floor, 8.00% Cap), 12/08/2020 (1)	1,373,640	1,379,632
New Residential Mortgage Loan Trust 2017-2
4.00%, 03/25/2057 (2)(3)	4,540,467	4,603,448
New Residential Mortgage Loan Trust 2017-3
4.00%, 04/25/2057 (2)(3)	7,801,159	7,876,267
New Residential Mortgage Loan Trust 2017-4
4.00%, 05/25/2057 (2)(3)	5,346,934	5,409,808
Nomura Asset Acceptance Co. Alternative Loan Trust Series 2003-A1
7.00%, 04/25/2033	7,954	8,155
5.50%, 05/25/2033	9,819	10,072
6.00%, 05/25/2033	21,049	21,399
PaineWebber CMO Trust Series P
8.50%, 08/01/2019	119	121
PFP 2017-3 Ltd.
3.82% (1 Month LIBOR USD + 1.75%), 01/14/2035 (1)(2)	2,000,000	2,002,543
4.57% (1 Month LIBOR USD + 2.50%), 01/14/2035 (1)(2)	2,000,000	2,005,611
Prime Mortgage Trust 2004-CL1
6.00%, 02/25/2034	89,118	93,997
Provident Funding Mortgage Loan Trust 2005-1
3.81%, 05/25/2035 (3)	30,715	30,119
Radnor RE 2018-1 Ltd.
3.49% (1 Month LIBOR USD + 1.40%), 03/25/2028 (1)(2)	4,890,000	4,888,208
RAIT 2015-FL5 Trust
5.95% (1 Month LIBOR USD + 3.90%), 01/15/2031 (1)(2)	1,485,000	1,484,881
RALI Series 2002-QS16 Trust
12.25% (-2 x 1 Month LIBOR USD + 16.62%, 16.62% Cap), 10/25/2018 (1)(4)	638	662
RALI Series 2002-QS8 Trust
6.25%, 06/25/2019	1,600	1,596
RALI Series 2003-QS14 Trust
5.00%, 07/25/2018	9,224	9,169
RALI Series 2003-QS18 Trust
5.00%, 09/25/2018	2,146	2,142
RALI Series 2003-QS3 Trust
11.90% (-2 x 1 Month LIBOR USD + 16.50%, 16.50% Cap), 02/25/2019 (1)(4)	364	380
RALI Series 2003-QS9 Trust
5.46% (-1 x 1 Month LIBOR USD + 7.55%, 7.55% Cap), 05/25/2019 IO (1)(4)	2,036	0
RALI Series 2004-QS6 Trust
5.00%, 05/25/2019	2,898	2,882

RALI Series 2005-QA6 Trust
4.98%, 05/25/2035 (3)	139,652	113,608
RALI Series 2007-QS1 Trust
6.00%, 01/25/2037	19,176	17,867
RBS Commercial Funding, Inc. 2013-SMV Trust
3.26%, 03/11/2031 (2)	512,000	503,152
RBSSP Resecuritization Trust 2009-1
6.50%, 02/26/2036 (2)(3)	272,650	285,423
RBSSP Resecuritization Trust 2009-12
5.62%, 11/25/2033 (2)(3)	247,116	252,358
RBSSP Resecuritization Trust 2009-2
7.00%, 08/26/2037 (2)(3)	11,403	11,408
Reperforming Loan REMIC Trust 2005-R1
0.00%, 03/25/2035 PO (2)	8,345	7,219
Residential Asset Securitization Trust 2003-A14
4.75%, 02/25/2019	506	476
Residential Asset Securitization Trust 2003-A8
4.25%, 10/25/2018	8,333	8,181
Residential Asset Securitization Trust 2004-A7
5.50%, 10/25/2034	2,067,685	2,077,647
Residential Asset Securitization Trust 2005-A2
2.96% (-1 x 1 Month LIBOR USD + 5.05%, 5.05% Cap), 03/25/2035 IO (1)(4)	809,000	49,668
Residential Asset Securitization Trust 2006-A4IP
6.00%, 05/25/2036	79,215	77,160
Resource Capital Corp. 2015-CRE4 Ltd.
5.07% (1 Month LIBOR USD + 3.00%), 08/15/2032 (1)(2)	227,110	227,226
RFMSI Series 2003-S14 Trust
0.00%, 07/25/2018 PO	30	30
RFMSI Series 2003-S16 Trust
5.00%, 09/25/2018	810	808
RFMSI Series 2005-SA4 Trust
3.64%, 09/25/2035 (3)	50,063	45,106
Sequoia Mortgage Trust 2004-10
2.70% (1 Month LIBOR USD + 0.62%, 0.31% Floor, 11.50% Cap), 11/20/2034 (1)	52,243	51,841
Sequoia Mortgage Trust 2004-11
2.68% (1 Month LIBOR USD + 0.60%, 0.30% Floor, 11.50% Cap), 12/20/2034 (1)	165,522	163,082
Sequoia Mortgage Trust 2004-12
2.82% (6 Month LIBOR USD + 0.32%, 0.32% Floor, 11.50% Cap), 01/20/2035 (1)	131,532	122,379
Sequoia Mortgage Trust 2004-8
2.78% (1 Month LIBOR USD + 0.70%, 0.35% Floor, 11.50% Cap), 09/20/2034 (1)	1,074,873	1,032,967
2.84% (6 Month LIBOR USD + 0.74%, 0.37% Floor, 11.50% Cap), 09/20/2034 (1)	182,865	180,310

Series RR 2014-1 Trust
0.00%, 05/25/2047 (2)	1,603,000	1,188,923
Structured Asset Mortgage Investments II Trust 2004-AR5
2.74% (1 Month LIBOR USD + 0.66%, 0.33% Floor, 11.00% Cap), 10/19/2034 (1)	161,667	154,716
Structured Asset Mortgage Investments II Trust 2005-AR5
2.33% (1 Month LIBOR USD + 0.25%, 0.25% Floor, 11.00% Cap), 07/19/2035 (1)	550,485	535,320
Structured Asset Mortgage Investments Trust 2003-CL1
2.49% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 8.00% Cap), 07/25/2032 (1)	368,990	358,595
Structured Asset Securities Co.
3.69%, 12/25/2033 (3)	170,787	171,726
3.72%, 12/25/2033 (3)	1,661,842	1,639,844
5.23%, 02/25/2034 (8)	222,511	224,950
2.44% (1 Month LIBOR USD + 0.35%, 0.35% Floor), 06/25/2035 (1)(2)	84,833	76,378
Structured Asset Securities Co. Mort Pass Thru Ser 2004-5H
5.54%, 12/25/2033	416,953	426,289
Structured Asset Securities Co. Mortgage Pass-Through Ctfs Ser 2003-33H
5.50%, 10/25/2033	221,992	225,870
Structured Asset Securities Co. Mortgage Pass-Through Ctfs Ser 2003-34A
3.81%, 11/25/2033 (3)	52,561	52,898
Tharaldson Hotel Portfolio Trust 2018-THPT
2.80% (1 Month LIBOR USD + 0.75%, 0.85% Floor), 11/11/2034 (1)(2)	1,280,298	1,279,647
Thornburg Mortgage Securities Trust 2003-4
2.73% (1 Month LIBOR USD + 0.64%, 0.32% Floor, 11.50% Cap), 09/25/2043 (1)	740,471	716,252
Thornburg Mortgage Securities Trust 2003-5
3.36%, 10/25/2043 (3)	3,983,032	4,044,427
Thornburg Mortgage Securities Trust 2004-4
3.06%, 12/25/2044 (3)	416,509	419,220
Thornburg Mortgage Securities Trust 2005-1
3.38%, 04/25/2045 (3)	1,203,915	1,211,070
UBS Commercial Mortgage Trust
3.26%, 08/15/2050	10,114,000	9,964,147
UBS Commercial Mortgage Trust 2012-C1
2.26%, 05/10/2045 IO (2)(3)	1,627,064	103,430
UBS Commercial Mortgage Trust 2017-C5
3.21%, 11/15/2050	21,500,000	20,573,883
UBS Commercial Mortgage Trust 2018-C9
3.85%, 03/15/2051	9,650,000	9,681,509
UBS-BAMLL Trust
3.66%, 06/10/2030 (2)	1,787,000	1,774,692

UBS-Barclays Commercial Mortgage Trust 2012-C2
1.49%, 05/10/2063 IO (2)(3)	5,489,089	237,941
3.53%, 05/10/2063	1,073,000	1,079,209
UBS-Barclays Commercial Mortgage Trust 2013-C6
3.24%, 04/10/2046	271,000	269,187
Vendee Mortgage Trust 1993-1
7.25%, 02/15/2023	278,711	300,209
Vendee Mortgage Trust 1994-1
5.32%, 02/15/2024 (3)	83,990	86,435
6.50%, 02/15/2024	216,683	229,029
Vendee Mortgage Trust 1996-1
6.75%, 02/15/2026	124,428	136,431
Vendee Mortgage Trust 1996-2
6.75%, 06/15/2026	56,802	62,131
Vendee Mortgage Trust 1997-1
7.50%, 02/15/2027	178,664	196,503
Vendee Mortgage Trust 1998-1
7.00%, 03/15/2028	116,371	129,002
VNDO 2012-6AVE Mortgage Trust
3.00%, 11/15/2030 (2)	2,283,000	2,250,341
VNDO 2013-PENN Mortgage Trust
3.81%, 12/13/2029 (2)	2,500,000	2,526,904
VOLT 2018-NPL3 A1
0.00%, 06/25/2048	5,859,000	5,859,000
Wachovia Bank Commercial Mortgage Trust Series 2006-C24
0.10%, 03/15/2045 IO (2)(3)	4,120,200	18
WaMu Mortgage Pass-Through Certificates Series 2003-AR11 Trust
3.37%, 10/25/2033 (3)	295,907	299,908
WaMu Mortgage Pass-Through Certificates Series 2003-AR7 Trust
3.29%, 08/25/2033 (3)	87,574	88,577
WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust
3.36%, 09/25/2033 (3)	116,511	117,985
3.37%, 09/25/2033 (3)	517,910	530,865
WaMu Mortgage Pass-Through Certificates Series 2003-S1 Trust
5.50%, 04/25/2033	94,903	96,994
WaMu Mortgage Pass-Through Certificates Series 2003-S10
5.00%, 10/25/2018	610	597
WaMu Mortgage Pass-Through Certificates Series 2003-S13 Trust
2.64% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 8.00% Cap), 12/25/2018 (1)	779	778

WaMu Mortgage Pass-Through Certificates Series 2003-S4
11.71% (-3 x 1 Month LIBOR USD + 17.46%, 17.46% Cap), 06/25/2033 (1)(4)	22,516	24,665
WaMu Mortgage Pass-Through Certificates Series 2003-S8 Trust
4.50%, 09/25/2018	260	259
4.50%, 09/25/2018	324	323
WaMu Mortgage Pass-Through Certificates Series 2003-S9 Trust
0.00%, 10/25/2033 PO	3,459	3,059
5.25%, 10/25/2033	350,301	357,717
WaMu Mortgage Pass-Through Certificates Series 2004-AR14 Trust
3.48%, 01/25/2035 (3)	3,000,697	3,069,138
WaMu Mortgage Pass-Through Certificates Series 2004-AR3 Trust
3.95%, 06/25/2034 (3)	3,185,112	3,248,078
3.95%, 06/25/2034 (3)	179,477	183,025
WaMu Mortgage Pass-Through Certificates Series 2004-CB1 Trust
5.00%, 06/25/2019	9,471	9,499
WaMu Mortgage Pass-Through Certificates Series 2004-CB2 Trust
5.00%, 07/25/2019	9,506	9,523
5.50%, 08/25/2019	20,189	20,258
6.00%, 08/25/2034	816,370	862,618
WaMu Mortgage Pass-Through Certificates Series 2004-CB3 Trust
5.50%, 10/25/2019	2,802	2,815
6.00%, 10/25/2019	4,316	4,372
6.50%, 10/25/2034	2,796,211	2,978,232
WaMu Mortgage Pass-Through Certificates Series 2004-CB4 Trust
5.50%, 12/25/2019	8,244	8,318
WaMu Mortgage Pass-Through Certificates Series 2004-RS2
5.00%, 11/25/2033	60,822	61,751
WaMu Mortgage Pass-Through Certificates Series 2004-S2 Trust
5.50%, 06/25/2034	356,283	369,691
WaMu Mortgage Pass-Through Certificates Series 2004-S3 Trust
5.00%, 07/25/2034	48,791	49,502
WaMu Mortgage Pass-Through Certificates Series 2006-AR10 Trust
3.46%, 09/25/2036 (3)	12,284	10,980
WaMu Mortgage Pass-Through Certificates Series 2006-AR8 Trust
3.33%, 08/25/2046 (3)	74,147	70,550
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-1 Trust
0.00%, 03/25/2035 PO	12,649	10,020
5.50%, 03/25/2035	106,615	104,903
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-2 Trust
2.91% (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap), 04/25/2035 IO (1)(4)	244,277	23,197
2.96% (-1 x 1 Month LIBOR USD + 5.05%, 5.05% Cap), 04/25/2035 IO (1)(4)	851,056	73,602

Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-4 Trust
5.50%, 06/25/2035	299,429	288,962
5.50%, 06/25/2035 IO	291,907	55,477
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-6 Trust
5.50%, 08/25/2035	56,042	54,323
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-1 Trust
5.75%, 02/25/2036	21,934	20,764
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS5 Trust
2.46% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 8.00% Cap), 03/25/2033 (1)	437	438
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS7 Trust
0.00%, 03/25/2033 PO	451	395
Wells Fargo Alternative Loan 2003-1 Trust
0.00%, 09/25/2033 PO	9,514	8,622
Wells Fargo Alternative Loan 2007-PA3 Trust
5.75%, 07/25/2037	24,458	22,783
Wells Fargo Commercial Mortgage Trust
2.64%, 11/15/2049	20,000,000	18,568,350
Wells Fargo Commercial Mortgage Trust 2013-120B
2.80%, 03/18/2028 (2)(3)	1,548,000	1,533,295
Wells Fargo Commercial Mortgage Trust 2014-LC16
2.82%, 08/15/2050	3,320,285	3,318,083
Wells Fargo Commercial Mortgage Trust 2015-C26
2.99%, 02/15/2048	9,300,000	9,174,961
Wells Fargo Commercial Mortgage Trust 2015-C27
3.19%, 02/15/2048	716,000	700,553
Wells Fargo Commercial Mortgage Trust 2015-C29
3.37%, 06/15/2048	10,000,000	9,864,347
Wells Fargo Commercial Mortgage Trust 2015-C30
3.66%, 09/15/2058	729,000	730,875
Wells Fargo Commercial Mortgage Trust 2015-C31
3.70%, 11/15/2048	2,623,000	2,625,068
Wells Fargo Commercial Mortgage Trust 2015-NXS2
3.50%, 07/15/2058	15,000,000	14,933,631
Wells Fargo Commercial Mortgage Trust 2015-P2
3.81%, 12/15/2048	1,862,631	1,882,497
Wells Fargo Commercial Mortgage Trust 2016-LC25
3.64%, 12/15/2059	2,734,000	2,718,717
Wells Fargo Commercial Mortgage Trust 2017-C38
3.19%, 07/15/2050	13,800,000	13,252,428

Wells Fargo Commercial Mortgage Trust 2018-C44
4.21%, 05/15/2051	3,405,000	3,509,535
Wells Fargo Mortgage Backed Securities 2003-K Trust
3.57%, 11/25/2033 (3)	195,857	198,860
3.57%, 11/25/2033 (3)	7,513	7,659
Wells Fargo Mortgage Backed Securities 2003-L Trust
3.60%, 11/25/2033 (3)	30,489	30,185
Wells Fargo Mortgage Backed Securities 2004-4 Trust
5.50%, 05/25/2034	46,077	46,912
Wells Fargo Mortgage Backed Securities 2004-B Trust
3.77%, 02/25/2034 (3)	67,303	67,780
Wells Fargo Mortgage Backed Securities 2004-EE Trust
4.15%, 12/25/2034 (3)	2,058,675	2,097,547
4.15%, 12/25/2034 (3)	84,836	87,296
4.16%, 12/25/2034 (3)	173,573	180,286
4.16%, 12/25/2034 (3)	56,656	58,847
Wells Fargo Mortgage Backed Securities 2004-I Trust
3.75%, 07/25/2034 (3)	261,679	267,830
Wells Fargo Mortgage Backed Securities 2004-P Trust
3.64%, 09/25/2034 (3)	653,307	671,003
Wells Fargo Mortgage Backed Securities 2004-V Trust
4.16%, 10/25/2034 (3)	94,875	96,432
4.16%, 10/25/2034 (3)	121,687	125,689
Wells Fargo Mortgage Backed Securities 2005-14 Trust
0.00%, 12/25/2035 PO	9,130	8,078
5.50%, 12/25/2035	69,552	71,658
Wells Fargo Mortgage Backed Securities 2005-AR10 Trust
3.91%, 06/25/2035 (3)	3,988,792	4,099,026
Wells Fargo Mortgage Backed Securities 2005-AR3 Trust
4.23%, 03/25/2035 (3)	1,394,510	1,435,008
Wells Fargo Mortgage Backed Securities 2005-AR8 Trust
3.91%, 06/25/2035 (3)	139,698	143,147
Wells Fargo Mortgage Backed Securities 2007-11 Trust
6.00%, 08/25/2037	154,831	153,844
Wells Fargo Mortgage Backed Securities 2007-7 Trust
6.00%, 06/25/2037	25,025	24,927
WFRBS Commercial Mortgage Trust 2011-C3
4.38%, 03/15/2044 (2)	1,059,000	1,086,123
WFRBS Commercial Mortgage Trust 2012-C6
3.44%, 04/15/2045	9,470,780	9,518,196
WFRBS Commercial Mortgage Trust 2013-C11
4.41%, 03/15/2045 (2)(3)	300,000	281,740

WFRBS Commercial Mortgage Trust 2013-C14
3.07%, 06/15/2046	2,244,000	2,216,092
3.34%, 06/15/2046	229,750	229,392
WFRBS Commercial Mortgage Trust 2014-C21
3.68%, 08/15/2047	7,000,000	7,059,935
WFRBS Commercial Mortgage Trust 2014-C23
3.64%, 10/15/2057	3,500,000	3,539,836
WFRBS Commercial Mortgage Trust 2014-C24
3.32%, 11/15/2047	5,000,000	4,985,681
WFRBS Commercial Mortgage Trust 2014-LC14
3.77%, 03/15/2047	10,000,000	10,154,949

Total Mortgage-Backed Obligations		$5,386,732,848

Total Bonds & Notes (Cost $15,654,514,292)		$15,467,672,523

	Shares	Value
PREFERRED STOCKS - 0.02%
Financials - 0.02%
State Street Co., 5.35%	95,000	$2,481,400

Total Preferred Stocks (Cost $2,375,000)		$2,481,400

SHORT-TERM INVESTMENTS - 6.49%
Money Market Funds - 6.48%
Fidelity Institutional Money Market Government Fund - Class I, 1.77% (6)(7)	512,371,713	$512,371,713
Goldman Sachs Financial Square Treasury Solutions Fund - Class I, 1.81% (6)(7)	512,371,712	512,371,712

		$1,024,743,425

	Principal
	Amount	Value
U.S. Treasury Bills - 0.01%
U.S. Treasury Bill, 0.00%, 03/28/2019 (11)	$1,000,000	$983,645

Total Short-Term Investments (Cost $1,025,728,125)		$1,025,727,070

TOTAL INVESTMENTS IN SECURITIES - 104.37% (Cost $16,682,617,417)		$16,495,880,993
LIABILITIES IN EXCESS OF OTHER ASSETS - (4.37)%		(690,569,548)

TOTAL NET ASSETS - 100.00%		$15,805,311,445

Percentages are stated as a percent of net assets.

IO Interest Only Strip

PO Principal Only Strip

(1)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2018.
(2)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities total $2,621,529,243, which represents 16.59% of total net assets.

(3)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of June 30, 2018.
(4)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.
(5)	Delayed delivery purchase commitment security. The value of these securities total $590,628,724, which represents 3.74% of total net assets.
(6)	Partially assigned as collateral for certain delayed delivery securities.
(7)	Represents annualized seven-day yield as of the close of the reporting period.
(8)	Step-up bond. The rate reported is the rate in effect as of June 30, 2018.
(9)	Security is in default as of June 30, 2018. The value of these securities total $581,759, which represents 0.00% of total net assets.
(10)	Inflation protected security. The value of these securities total $7,123,238, which represents 0.05% of total net assets.
(11)	Partially assigned as collateral for certain futures contracts. The value of these pledged issues total $7,211,411, which represents 0.05% of total net assets.
(12)	Security is categorized as Level 3 per the Trust’s fair value hierarchy. These securities represent $137,635,565 or 0.87% of the Fund’s net assets.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Counterparty	Settlement Month	Notional Amount	Value	Unrealized Appreciation (Depreciation)
4,374	U.S. 5 Year Note Future	J.P. Morgan	Sep. 2018	$495,101,570	$496,961,580	$1,860,010
530	U.S. 2 Year Note Future	J.P. Morgan	Sep. 2018	112,268,546	112,268,907	361
41	U.S. Long Bond Future	J.P. Morgan	Sep. 2018	5,760,428	5,945,000	184,572
859	U.S. Ultra Bond Future	J.P. Morgan	Sep. 2018	133,088,093	137,064,188	3,976,095

						$6,021,038

Number of Contracts Sold	Reference Entity	Counterparty	Settlement Month	Notional Amount	Value	Unrealized Appreciation (Depreciation)
(617)	U.S. 10 Year Bond Future	J.P. Morgan	Sep. 2018	$(74,251,258)	$(74,155,688)	$95,570
(748)	U.S. 2 Year Note Future	J.P. Morgan	Sep. 2018	(158,226,027)	(158,447,438)	(221,411)

						$(125,841)

						$5,895,197

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2018

	Principal Amount	Value
BONDS & NOTES - 93.65%
Asset-Backed Obligations - 13.14%
AASET 2017-1 Trust
3.97%, 05/16/2042 (1)	$636,370	$635,354
AASET 2018-1 U.S. Ltd.
3.84%, 01/16/2038 (1)	927,457	920,423
ABFC 2005-WMC1 Trust
2.83% (1 Month LIBOR USD + 0.74%, 0.49% Floor), 06/25/2035 (2)	7,005,762	6,813,464
ABFC 2007-NC1 Trust
2.39% (1 Month LIBOR USD + 0.30%, 0.30% Floor), 05/25/2037 (1)(2)	8,000,000	7,707,409
ACC Trust 2018-1
3.70%, 12/21/2020 (1)	523,009	523,168
Accredited Mortgage Loan Trust 2003-2
2.79% (1 Month LIBOR USD + 0.70%, 0.35% Floor, 13.00% Cap), 10/25/2033 (2)	2,181,533	2,141,530
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE3
2.80% (1 Month LIBOR USD + 0.71%, 0.47% Floor), 05/25/2035 (2)	7,185,000	7,140,323
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE7
2.75% (1 Month LIBOR USD + 0.66%, 0.33% Floor), 11/25/2035 (2)	57,088	57,080
Aegis Asset Backed Securities Trust 2005-5
2.34% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 12/25/2035 (2)	4,599,041	4,586,441
Airspeed Ltd.
2.34% (1 Month LIBOR USD + 0.27%), 06/15/2032 (1)(2)(13)	7,867,820	6,859,770
2.35% (1 Month LIBOR USD + 0.28%, 0.30% Floor), 06/15/2032 (1)(2)(13)	9,717,433	8,596,479
Ajax Mortgage Loan Trust 2016-B
4.00%, 09/25/2065 (1)(3)	1,463,474	1,466,393
Ajax Mortgage Loan Trust 2016-C
4.00%, 10/25/2057 (1)(3)	1,477,824	1,481,280
Allegro CLO III Ltd.
3.20% (3 Month LIBOR USD + 0.84%), 07/25/2027 (1)(2)	1,970,000	1,976,489
Ally Auto Receivables Trust 2015-2
2.07%, 10/15/2020 (1)	820,000	816,878
3.01%, 03/15/2022 (1)	195,000	195,209
Ally Auto Receivables Trust 2016-1
1.99%, 03/15/2021	790,000	784,812
Ally Auto Receivables Trust 2016-3
1.72%, 04/15/2021	2,060,000	2,036,936
Ally Auto Receivables Trust 2017-2
2.33%, 06/15/2022	210,000	207,022

Ally Auto Receivables Trust 2017-3
1.53%, 03/16/2020	1,058,141	1,055,456
1.74%, 09/15/2021	7,405,000	7,320,855
Ally Auto Receivables Trust 2017-4
1.75%, 12/15/2021	2,985,000	2,944,755
Ally Auto Receivables Trust 2018-2
2.92%, 11/15/2022	4,470,000	4,467,125
Ally Master Owner Trust
2.70%, 01/17/2023	3,985,000	3,945,808
American Express Credit Account Master Trust
1.64%, 12/15/2021	3,620,000	3,588,848
2.04%, 05/15/2023	100,000	97,981
2.65% (1 Month LIBOR USD + 0.58%), 02/18/2025 (2)	1,675,000	1,680,874
2.54%, 05/15/2025	1,185,000	1,152,261
American Homes 4 Rent 2014-SFR2 Trust
6.23%, 10/17/2036 (1)	515,000	567,406
American Homes 4 Rent 2015-SFR1
5.89%, 04/17/2052 (1)	2,378,000	2,528,666
AmeriCredit Automobile Receivables 2015-4
3.72%, 12/08/2021	2,671,000	2,691,973
AmeriCredit Automobile Receivables 2016-1
1.81%, 10/08/2020	66,453	66,351
3.59%, 02/08/2022	916,000	921,003
AmeriCredit Automobile Receivables Trust 2013-5
2.86%, 12/09/2019	2,651,164	2,651,485
AmeriCredit Automobile Receivables Trust 2014-3
3.72%, 03/08/2022 (1)	840,000	841,917
AmeriCredit Automobile Receivables Trust 2014-4
3.07%, 11/09/2020	5,600,000	5,612,762
3.66%, 03/08/2022	930,000	931,162
AmeriCredit Automobile Receivables Trust 2015-3
3.34%, 08/08/2021	1,865,000	1,870,426
AmeriCredit Automobile Receivables Trust 2016-2
1.60%, 11/09/2020	786,394	784,378
2.87%, 11/08/2021	290,000	289,557
3.65%, 05/09/2022	605,000	609,764
AmeriCredit Automobile Receivables Trust 2016-3
2.24%, 04/08/2022	2,000,000	1,967,668
2.71%, 09/08/2022	3,615,000	3,552,716
AmeriCredit Automobile Receivables Trust 2016-4
2.74%, 12/08/2022	1,795,000	1,766,829

AmeriCredit Automobile Receivables Trust 2017-3
2.24%, 06/19/2023	335,000	329,198
2.69%, 06/19/2023	345,000	339,322
AmeriCredit Automobile Receivables Trust 2017-4
2.60%, 09/18/2023	705,000	692,311
AmeriCredit Automobile Receivables Trust 2018-1
3.82%, 03/18/2024	955,000	958,887
Ameriquest Mortgage Securities Trust 2006-R2
2.27% (1 Month LIBOR USD + 0.18%, 0.18% Floor), 04/25/2036 (2)	872,916	871,933
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Ctfs Ser 2004-R8
3.05% (1 Month LIBOR USD + 0.96%, 0.64% Floor), 09/25/2034 (2)	1,319,532	1,320,095
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Ctfs Ser 2005-R5
2.83% (1 Month LIBOR USD + 0.74%, 0.49% Floor), 07/25/2035 (2)	4,284,043	4,294,371
Ammc Clo 19 Ltd.
3.85% (3 Month LIBOR USD + 1.50%), 10/15/2028 (1)(2)	4,255,000	4,274,590
AREIT 2018-CRE1 Trust
5.17% (1 Month LIBOR USD + 3.10%, 3.10% Floor), 02/15/2035 (1)(2)	4,800,000	4,817,981
ARI Fleet Lease Trust 2017-A
1.91%, 04/15/2026 (1)	468,766	466,117
2.28%, 04/15/2026 (1)	1,305,000	1,285,667
Ascentium Equipment Receivables 2016-2 Trust
1.46%, 04/10/2019 (1)	27,299	27,279
Ascentium Equipment Receivables 2017-1 Trust
1.87%, 07/10/2019 (1)	89,813	89,632
2.29%, 06/10/2021 (1)	170,000	168,098
Atlas Senior Loan Fund IV Ltd.
3.02% (3 Month LIBOR USD + 0.68%), 02/17/2026 (1)(2)	11,700,000	11,678,250
Atrium X
3.30% (3 Month LIBOR USD + 0.95%), 07/16/2025 (1)(2)	1,192,809	1,192,385
Avis Budget Rental Car Funding AESOP LLC
2.62%, 09/20/2019 (1)	252,500	252,394
2.97%, 02/20/2020 (1)	1,450,000	1,450,885
2.46%, 07/20/2020 (1)	2,630,000	2,618,306
2.50%, 02/20/2021 (1)	3,245,000	3,216,884
2.50%, 07/20/2021 (1)	1,230,000	1,211,797
2.72%, 11/20/2022 (1)	1,545,000	1,508,099
BA Credit Card Trust
1.95%, 08/15/2022	2,575,000	2,535,726
Babson CLO Ltd. 2013-I
3.16% (3 Month LIBOR USD + 0.80%, 0.80% Floor), 01/20/2028 (1)(2)	5,130,000	5,124,808
Barclays Dryrock Issuance Trust
2.20%, 12/15/2022	1,705,000	1,683,956

Bayview Opportunity Master Fund IIIa Trust 2017-RN7
3.10%, 09/28/2032 (1)(3)	526,470	524,383
Bayview Opportunity Master Fund IIIa Trust 2017-RN8
3.35%, 11/28/2032 (1)(3)	1,374,550	1,367,694
Bayview Opportunity Master Fund IIIb Trust 2017-RN3
3.23%, 05/28/2032 (1)(3)	53,786	53,776
Bayview Opportunity Master Fund IV Trust 2018-RN2
3.60%, 02/25/2033 (1)(3)	1,261,023	1,256,390
Bayview Opportunity Master Fund IVa Trust 2017-SPL5
3.50%, 06/28/2057 (1)(4)	389,342	388,573
Bayview Opportunity Master Fund IVa Trust 2018-RN1
3.28%, 01/28/2033 (1)(3)	1,298,655	1,289,229
Bayview Opportunity Master Fund IVa Trust 2018-RN3
3.67%, 03/28/2033 (1)(3)	733,707	732,440
Bayview Opportunity Master Fund IVb Trust 2017-NPL2
2.98%, 10/28/2032 (1)(3)	888,631	883,925
Bayview Opportunity Master Fund IVb Trust 2017-RT2
3.50%, 08/28/2057 (1)(4)	1,319,308	1,314,380
Bayview Opportunity Master Fund Trust IIb 2018-RN5
3.82%, 04/28/2033 (1)(3)	1,485,497	1,484,198
BCMSC Trust 1999-B
6.61%, 12/15/2029 (4)(10)	3,599,238	1,262,048
Bear Stearns Asset Backed Securities I Trust 2007-HE2
2.25% (1 Month LIBOR USD + 0.16%, 0.16% Floor), 02/25/2037 (2)	17,644,143	17,091,134
Betony CLO 2 Ltd.
3.19% (3 Month LIBOR USD + 1.08%), 04/30/2031 (1)(2)	2,680,000	2,680,000
Blackbird Capital Aircraft Lease Securitization Ltd. 2016-1
4.21%, 12/16/2041 (1)(3)	1,358,073	1,365,636
BlueMountain CLO 2013-3 Ltd.
3.25% (3 Month LIBOR USD + 0.89%), 10/29/2025 (1)(2)	2,937,924	2,937,166
BlueMountain CLO 2015-2 Ltd.
0.00% (3 Month LIBOR USD + 0.93%, 0.93% Floor), 07/18/2027 (1)(2)	3,395,000	3,395,000
0.00% (3 Month LIBOR USD + 1.50%, 1.50% Floor), 07/18/2027 (1)(2)	1,915,000	1,915,000
0.00% (3 Month LIBOR USD + 2.05%, 2.05% Floor), 07/18/2027 (1)(2)	1,305,000	1,305,000
BMW Vehicle Lease Trust 2016-2
1.57%, 02/20/2020	960,000	952,062
BMW Vehicle Lease Trust 2017-2
2.07%, 10/20/2020	1,275,000	1,261,837
California Republic Auto Receivables Trust 2017-1
3.76%, 12/15/2023	1,300,000	1,271,510

California Republic Auto Receivables Trust 2018-1
4.33%, 04/15/2025	2,050,000	2,053,051
Capital Auto Receivables Asset Trust 2015-2
4.50%, 01/22/2024	1,545,000	1,560,804
Capital Auto Receivables Asset Trust 2015-3
1.94%, 01/21/2020	454,537	454,272
Capital Auto Receivables Asset Trust 2016-2
1.63%, 01/20/2021	755,000	747,595
Capital One Multi-Asset Execution Trust
2.58% (1 Month LIBOR USD + 0.51%), 09/16/2024 (2)	5,920,000	5,964,949
Capitalsource Real Estate Loan Trust
2.39% (3 Month LIBOR USD + 0.65%), 01/20/2037 (1)(2)	3,400,000	3,237,820
2.46% (3 Month LIBOR USD + 0.75%), 01/20/2037 (1)(2)	1,200,000	1,129,320
2.73% (3 Month LIBOR USD + 0.39%), 01/20/2037 (1)(2)	2,302,664	2,271,578
3.19% (3 Month LIBOR USD + 0.85%), 01/20/2037 (1)(2)	700,000	638,470
CarMax Auto Owner Trust 2016-1
1.88%, 06/15/2021	365,000	360,004
CarMax Auto Owner Trust 2016-2
2.16%, 12/15/2021	100,000	98,382
CarMax Auto Owner Trust 2016-4
1.40%, 08/15/2021	1,390,000	1,370,749
2.26%, 07/15/2022	265,000	259,243
CarMax Auto Owner Trust 2018-2
3.57%, 12/15/2023	1,420,000	1,418,786
Castlelake Aircraft Securitization Trust
3.97%, 07/15/2042	1,192,181	1,179,668
Castlelake Aircraft Securitization Trust 2018-1
4.13%, 06/15/2043 (1)	7,250,000	7,281,525
CCG Receivables Trust 2016-1
1.69%, 09/14/2022 (1)	498,692	496,042
CCG Receivables Trust 2017-1
1.84%, 11/14/2023 (1)	838,189	831,261
Chase Issuance Trust
2.50% (1 Month LIBOR USD + 0.43%, 0.43% Floor), 09/15/2020 (2)	2,000,000	2,001,532
2.49% (1 Month LIBOR USD + 0.42%, 0.42% Floor), 11/16/2020 (2)	3,800,000	3,804,800
1.37%, 06/15/2021	9,935,000	9,811,075
1.84%, 04/15/2022	6,230,000	6,113,500
Chrysler Capital Auto Receivables Trust 2016-B
1.64%, 07/15/2021 (1)	548,237	544,768

CIFC Funding 2015-V Ltd.
3.22% (3 Month LIBOR USD + 0.86%), 10/25/2027 (1)(2)	2,990,000	2,983,682
Citibank Credit Card Issuance Trust
2.48% (1 Month LIBOR USD + 0.43%, 0.43% Floor), 09/10/2020 (2)	2,695,000	2,696,797
1.74%, 01/19/2021	5,960,000	5,934,955
1.80%, 09/20/2021	2,803,000	2,768,518
1.92%, 04/07/2022	9,495,000	9,334,695
1.86%, 08/08/2022	2,060,000	2,011,815
2.41% (1 Month LIBOR USD + 0.33%), 01/21/2025 (2)	5,920,000	5,925,306
Citigroup Mortgage Loan Trust 2007-AHL1
2.23% (1 Month LIBOR USD + 0.14%, 0.14% Floor), 12/25/2036 (2)	4,577,226	4,542,576
Citigroup Mortgage Loan Trust, Inc.
2.99% (1 Month LIBOR USD + 0.90%, 0.60% Floor), 09/25/2035 (2)	7,900,000	7,413,317
2.69% (1 Month LIBOR USD + 0.60%, 0.60% Floor), 10/25/2035 (2)	14,327,000	11,673,323
CLI Funding V LLC
3.38%, 10/18/2029 (1)	800,708	786,957
CNH Equipment Trust 2016-C
1.44%, 12/15/2021	1,020,000	1,005,985
CNH Equipment Trust 2017-C
2.08%, 02/15/2023	1,245,000	1,223,566
2.54%, 05/15/2025	60,000	58,557
Coinstar Funding LLC Series 2017-1
5.22%, 04/25/2047 (1)	5,336,100	5,414,185
College Ave Student Loans 2018-A LLC
3.36% (1 Month LIBOR USD + 1.20%), 12/26/2047 (1)(2)	2,750,000	2,749,435
4.13%, 12/26/2047 (1)	3,750,000	3,764,626
College Avenue Student Loans LLC
3.74% (1 Month LIBOR USD + 1.65%, 1.65% Floor), 11/26/2046 (1)(2)	6,477,167	6,613,929
Colony American Finance 2015-1 Ltd.
4.83%, 10/15/2047 (1)	725,000	737,462
Colony American Homes 2015-1
5.05% (1 Month LIBOR USD + 3.00%, 3.00% Floor), 07/17/2032 (1)(2)	1,875,000	1,877,231
Colony Starwood Homes 2016-2 Trust
5.42% (1 Month LIBOR USD + 3.35%, 3.35% Floor), 12/17/2033 (1)(2)	1,905,000	1,930,626
Conseco Finance Securitizations Corp.
8.06%, 09/01/2029 (4)	13,255,210	6,803,691
7.97%, 05/01/2032	738,157	357,254
8.31%, 05/01/2032 (4)	8,553,432	4,312,378
Conseco Financial Corp.
7.70%, 05/15/2027 (4)	11,145,333	10,617,057

CoreVest American Finance 2018-1 Trust
3.80%, 06/15/2051 (1)(13)	1,940,000	1,939,996
Countrywide Asset-Backed Certificates
2.33% (1 Month LIBOR USD + 0.24%, 0.24% Floor), 03/25/2036 (2)	3,761,326	3,374,632
2.26% (1 Month LIBOR USD + 0.17%, 0.17% Floor), 03/25/2037 (2)	6,878,616	6,653,982
CPS Auto Receivables Trust 2016-C
5.92%, 06/15/2022 (1)	1,985,000	2,068,264
CPS Auto Receivables Trust 2017-C
3.79%, 06/15/2023 (1)	1,530,000	1,527,407
CPS Auto Receivables Trust 2017-D
3.73%, 09/15/2023 (1)	645,000	641,352
CPS Auto Receivables Trust 2018-B
4.26%, 03/15/2024 (1)	1,715,000	1,719,420
CPS Auto Trust
4.53%, 01/17/2023 (1)	1,465,000	1,483,007
Credit Acceptance Auto Loan Trust 2017-3
3.48%, 10/15/2026 (1)	1,405,000	1,385,611
Credit Acceptance Auto Loan Trust 2018-1
3.77%, 06/15/2027 (1)	2,255,000	2,234,403
Credit Acceptance Auto Loan Trust 2018-2
4.16%, 09/15/2027 (1)	3,045,000	3,062,046
CSMC 2018-RPL2 Trust
4.03%, 08/25/2062 (1)(3)	3,058,375	3,058,163
CWABS Asset-Backed Certificates Trust 2004-13
2.94% (1 Month LIBOR USD + 0.85%), 04/25/2035 (2)	784,526	788,213
CWABS Asset-Backed Certificates Trust 2005-7
2.67% (1 Month LIBOR USD + 0.58%, 0.58% Floor), 11/25/2035 (2)	5,545,431	5,535,797
DB Master Finance LLC
3.63%, 11/20/2047 (1)	1,189,025	1,167,634
4.03%, 11/20/2047 (1)	875,600	868,674
Deephaven Residential Mortgage Trust 2018-1
2.98%, 12/25/2057 (1)(4)	840,279	835,275
Denali Capital CLO X LLC
3.41% (3 Month LIBOR USD + 1.05%), 10/26/2027 (1)(2)	6,500,000	6,494,027
Diamond Resorts Owner Trust 2014-1
2.54%, 05/20/2027 (1)	108,608	108,286
Diamond Resorts Owner Trust 2015-1
2.73%, 07/20/2027 (1)	63,892	63,766
Discover Card Execution Note Trust
1.39%, 03/15/2022	2,150,000	2,114,986
2.56% (1 Month LIBOR USD + 0.49%), 07/15/2024 (2)	5,920,000	5,967,856

Domino’s Pizza Master Issuer LLC
4.12%, 07/25/2048 (1)		1,610,000	1,626,921
Drive Auto Receivables Trust 2015-B
2.76%, 07/15/2021 (1)		67,088	67,136
Drive Auto Receivables Trust 2015-C
3.01%, 05/17/2021 (1)		95,502	95,617
Drive Auto Receivables Trust 2018-1
3.81%, 05/15/2024		3,000,000	2,995,070
Drive Auto Receivables Trust 2018-2
4.14%, 08/15/2024		3,215,000	3,232,941
Driven Brands Funding LLC
4.74%, 04/20/2048 (1)		1,070,000	1,077,233
Dryden 30 Senior Loan Fund
3.16% (3 Month LIBOR USD + 0.82%), 11/15/2028 (1)(2)		1,200,000	1,193,270
Dryden 35 Euro CLO 2014 BV
0.68% (6 Month EURIBOR + 0.95%), 05/17/2027 (1)(2)	EUR	13,350,000	15,640,380
Dryden 38 Senior Loan Fund
3.78% (3 Month LIBOR USD + 1.43%, 1.43% Floor), 07/15/2027 (1)(2)		$3,200,000	3,199,014
DT Auto Owner Trust 2014-3
4.47%, 11/15/2021 (1)		1,267,897	1,273,967
DT Auto Owner Trust 2016-1
4.66%, 12/15/2022 (1)		1,600,000	1,620,227
DT Auto Owner Trust 2016-4
3.77%, 10/17/2022 (1)		115,000	115,428
DT Auto Owner Trust 2017-1
3.55%, 11/15/2022 (1)		2,595,000	2,594,291
DT Auto Owner Trust 2017-2
1.72%, 05/15/2020 (1)		803,497	802,822
3.89%, 01/15/2023 (1)		4,825,000	4,818,329
DT Auto Owner Trust 2017-4
3.47%, 07/17/2023 (1)		975,000	968,387
DT Auto Owner Trust 2018-2
4.15%, 03/15/2024 (1)		1,435,000	1,436,574
ECAF I Ltd.
3.47%, 06/15/2040 (1)		1,063,461	1,054,710
ECMC Group Student Loan Trust 2017-2
3.14% (1 Month LIBOR USD + 1.05%), 05/25/2067 (1)(2)		11,119,906	11,259,125
Emerald Aviation Finance Ltd.
4.65%, 10/15/2038 (1)(3)		577,952	581,287

Enterprise Fleet Financing LLC
2.08%, 09/20/2021 (1)	510,000	507,655
2.04%, 02/22/2022 (1)	2,185,000	2,153,006
2.13%, 07/20/2022 (1)	246,640	245,191
1.97%, 01/20/2023 (1)	810,699	804,656
2.87%, 10/20/2023 (1)	1,410,000	1,405,285
Exeter Automobile Receivables Trust 2018-1
3.53%, 11/15/2023 (1)	595,000	587,571
Fieldstone Mortgage Investment Trust Series 2005-1
3.22% (1 Month LIBOR USD + 1.13%, 0.75% Floor, 12.25% Cap), 03/25/2035 (2)	7,010,597	6,710,797
Fieldstone Mortgage Investment Trust Series 2006-3
2.10% (1 Month LIBOR USD + 0.14%, 0.14% Floor, 12.25% Cap), 11/25/2036 (2)	10,153,772	9,230,592
First Franklin Mortgage Loan Trust 2006-FF16
2.30% (1 Month LIBOR USD + 0.21%, 0.21% Floor), 12/25/2036 (2)	7,695,423	4,790,441
First Investors Auto Owner Trust 2015-2
4.22%, 12/15/2021 (1)	270,000	272,699
First Investors Auto Owner Trust 2016-2
3.35%, 11/15/2022 (1)	850,000	837,030
First Investors Auto Owner Trust 2017-2
1.86%, 10/15/2021 (1)	4,129,022	4,108,432
3.56%, 09/15/2023 (1)	975,000	962,771
First Investors Auto Owner Trust 2018-1
4.11%, 06/17/2024 (1)	605,000	606,116
First NLC Trust 2005-2
2.57% (1 Month LIBOR USD + 0.48%, 0.48% Floor, 14.00% Cap), 09/25/2035 (2)	1,951,534	1,959,512
Five Guys Holdings, Inc.
4.60%, 07/25/2047 (1)	3,601,900	3,627,604
Flagship Credit Auto Trust 2014-1
3.34%, 04/15/2020 (1)	66,659	66,749
Flagship Credit Auto Trust 2016-3
3.89%, 11/15/2022 (1)	810,000	810,767
Flagship Credit Auto Trust 2017-1
4.23%, 05/15/2023 (1)	260,000	262,674
Flagship Credit Auto Trust 2018-1
3.86%, 04/15/2024 (1)	1,285,000	1,276,241
Flagship Credit Auto Trust 2018-2
4.23%, 09/16/2024 (1)	1,580,000	1,586,241
Ford Credit Auto Lease Trust 2017-A
1.88%, 04/15/2020	1,005,000	999,831
Ford Credit Auto Owner Trust 2015-A
1.28%, 09/15/2019	74	74

Ford Credit Auto Owner Trust 2015-B
1.16%, 11/15/2019	2,267	2,265
Ford Credit Auto Owner Trust 2015-C
1.41%, 02/15/2020	458,763	457,822
Ford Credit Auto Owner Trust 2016-B
1.33%, 10/15/2020	1,522,917	1,513,259
Ford Credit Auto Owner Trust 2016-C
1.22%, 03/15/2021	2,890,000	2,855,488
1.73%, 03/15/2022	555,000	540,105
1.93%, 04/15/2023	370,000	361,485
Ford Credit Auto Owner Trust 2016-REV2
2.03%, 12/15/2027 (1)	4,565,000	4,420,293
Ford Credit Auto Owner Trust 2017-B
1.69%, 11/15/2021	4,070,000	4,003,812
Ford Credit Auto Owner Trust 2017-C
2.01%, 03/15/2022	1,505,000	1,483,795
Ford Credit Floorplan Master Owner Trust A
1.55%, 07/15/2021	2,660,000	2,625,683
2.16%, 11/15/2021	385,000	380,338
Fremont Home Loan Trust 2005-C
3.02% (1 Month LIBOR USD + 0.93%, 0.62% Floor), 07/25/2035 (2)	5,252,773	4,464,903
Galaxy XXIX CLO Ltd.
3.12% (3 Month LIBOR USD + 0.79%), 11/15/2026 (1)(2)	2,545,000	2,541,119
3.73% (3 Month LIBOR USD + 1.40%), 11/15/2026 (1)(2)	985,000	979,263
GCAT 2017-2 LLC
3.50%, 04/25/2047 (1)(3)	853,874	846,912
GCAT 2017-5 LLC
3.23%, 07/25/2047 (1)(3)	239,926	238,585
GCAT 2018-1 LLC
3.84%, 06/25/2048 (1)(3)	1,256,413	1,255,581
GCAT 2018-2 LLC
4.09%, 06/26/2023 (1)(3)	3,350,000	3,349,940
GE Business Loan Trust
2.10%, 11/15/2034	2,433,723	2,389,412
GE Capital Credit Card Master Note Trust
2.21%, 09/15/2022	1,700,000	1,684,127
GM Financial Automobile Leasing Trust 2016-2
1.76%, 03/20/2020	995,000	989,514
2.08%, 03/20/2020	570,000	566,653
2.58%, 03/20/2020	350,000	348,823

GM Financial Automobile Leasing Trust 2018-2
3.16%, 04/20/2022		1,455,000	1,455,952
GM Financial Consumer Automobile 2017-1
1.78%, 10/18/2021 (1)		410,000	404,790
2.45%, 07/17/2023 (1)		100,000	97,913
GM Financial Consumer Automobile Receivables Trust 2017-3
2.33%, 03/16/2023 (1)		155,000	151,200
GM Financial Consumer Automobile Receivables Trust 2018-2
2.81%, 12/16/2022		4,300,000	4,286,189
3.31%, 12/18/2023		1,615,000	1,607,869
GMF Floorplan Owner Revolving Trust
2.41%, 05/17/2021 (1)		145,000	144,287
2.85%, 05/17/2021 (1)		100,000	99,343
2.26%, 08/16/2021 (1)		855,000	847,963
2.46%, 08/16/2021 (1)		855,000	845,779
2.22%, 01/18/2022 (1)		1,500,000	1,483,427
Grand Avenue Mortgage Loan Trust 2017-RPL1
3.25%, 08/25/2064 (1)		2,809,006	2,759,580
GreatAmerica Leasing Receivables Funding LLC Series 2017-1
1.72%, 04/22/2019 (1)		55,668	55,589
2.06%, 06/22/2020 (1)		150,000	149,072
GreatAmerica Leasing Receivables Funding LLC Series 2018-1
2.35%, 05/15/2020 (1)		530,000	528,240
2.99%, 06/17/2024 (1)		1,685,000	1,667,662
Halcyon Loan Advisors Funding 2014-3 Ltd.
3.46% (3 Month LIBOR USD + 1.10%), 10/22/2025 (1)(2)		1,585,000	1,584,585
Hardee’s Funding LLC
4.25%, 06/20/2048 (1)		1,730,000	1,734,567
4.96%, 06/20/2048 (1)		4,310,000	4,344,653
Harley Marine Financing LLC
5.68%, 05/15/2043 (1)		997,500	1,011,585
Hilton Grand Vacations Trust 2017-A
2.66%, 12/26/2028 (1)		309,132	303,609
2.96%, 12/26/2028 (1)(4)		140,514	137,401
Holland Park CLO 1 Ltd.
0.60% (3 Month EURIBOR + 0.93%), 05/14/2027 (1)(2)	EUR	7,200,000	8,407,691
Home Equity Asset Trust 2006-3
2.29% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 07/25/2036 (2)		$5,058,841	5,054,026

Honda Auto Receivables 2015-4 Owner Trust
1.23%, 09/23/2019		732,888	730,170
Honda Auto Receivables 2016-1 Owner Trust
1.22%, 12/18/2019		551,842	549,394
Honda Auto Receivables 2016-3 Owner Trust
1.16%, 05/18/2020		1,901,018	1,886,926
Honda Auto Receivables 2017-2 Owner Trust
1.68%, 08/16/2021		2,730,000	2,689,902
Honda Auto Receivables 2017-4 Owner Trust
2.05%, 11/22/2021		9,800,000	9,667,358
Honda Auto Receivables 2018-1 Owner Trust
2.64%, 02/15/2022		5,140,000	5,113,441
House of Europe Funding V Plc
0.00% (3 Month EURIBOR + 0.28%), 11/08/2090 (2)	EUR	2,344,876	2,719,666
HSI Asset Securitization Corp. Trust 2006-OPT1
2.31% (1 Month LIBOR USD + 0.22%, 0.22% Floor), 12/25/2035 (2)		$778,847	777,660
Hyundai Auto Lease Securitization Trust 2016-B
1.68%, 04/15/2020 (1)		140,000	139,468
Hyundai Auto Lease Securitization Trust 2016-C
1.49%, 02/18/2020 (1)		1,238,554	1,235,252
Hyundai Auto Lease Securitization Trust 2017-A
1.88%, 08/17/2020 (1)		1,140,000	1,134,871
Hyundai Auto Lease Securitization Trust 2017-B
1.97%, 07/15/2020 (1)		2,465,000	2,445,149
Hyundai Auto Lease Securitization Trust 2017-C
2.12%, 02/16/2021 (1)		980,000	970,065
Invitation Homes 2015-SFR3 Trust
5.82% (1 Month LIBOR USD + 3.75%, 3.75% Floor), 08/17/2032 (1)(2)		2,785,000	2,784,744
Invitation Homes 2018-SFR1 Trust
4.09% (1 Month LIBOR USD + 2.00%), 03/17/2037 (1)(2)		445,000	446,288
Invitation Homes 2018-SFR2 Trust
4.07% (1 Month LIBOR USD + 2.00%, 2.10% Floor), 06/17/2037 (1)(2)		2,155,000	2,161,497
Invitation Homes 2018-SFR3 Trust
4.00% (1 Month LIBOR USD + 2.00%, 2.00% Floor), 07/17/2037 (1)(2)		2,645,000	2,646,552
Jamestown CLO IV Ltd.
3.04% (3 Month LIBOR USD + 0.69%), 07/15/2026 (1)(2)		13,689,655	13,683,207
Jimmy Johns Funding LLC
3.61%, 07/30/2047 (1)		401,963	399,326
JP Morgan Mortgage Acquisition Corp. 2006-FRE2
2.45% (1 Month LIBOR USD + 0.36%, 0.36% Floor), 02/25/2036 (2)		8,467,499	7,303,995

JP Morgan Mortgage Acquisition Trust 2006-WMC4
2.21% (1 Month LIBOR USD + 0.12%, 0.12% Floor), 12/25/2036 (2)	26,374,198	16,215,672
2.24% (1 Month LIBOR USD + 0.15%, 0.15% Floor), 12/25/2036 (2)	24,020,216	14,821,898
JP Morgan Mortgage Acquisition Trust 2007-CH3
2.35% (1 Month LIBOR USD + 0.26%, 0.26% Floor), 03/25/2037 (2)	13,020,000	12,701,328
KKR CLO 12 Ltd.
3.40% (3 Month LIBOR USD + 1.05%), 07/15/2027 (1)(2)	4,060,000	4,058,376
3.90% (3 Month LIBOR USD + 1.55%), 07/15/2027 (1)(2)	1,625,000	1,623,362
KKR CLO 13 Ltd.
3.15% (3 Month LIBOR USD + 0.80%, 0.80% Floor), 01/16/2028 (1)(2)	2,745,000	2,743,606
Kubota Credit Owner Trust 2015-1
1.79%, 08/16/2021 (1)	414,627	414,152
Kubota Credit Owner Trust 2016-1
1.50%, 07/15/2020 (1)	1,053,627	1,044,922
Lendmark Funding Trust 2018-1
3.81%, 12/21/2026 (1)	1,655,000	1,661,575
Madison Park Funding XIV Ltd.
3.48% (3 Month LIBOR USD + 1.12%), 07/20/2026 (1)(2)	2,510,000	2,509,872
Madison Park Funding XVIII Ltd.
3.55% (3 Month LIBOR USD + 1.19%), 10/21/2030 (1)(2)	4,815,000	4,821,712
Magnetite XII Ltd.
3.68% (3 Month LIBOR USD + 1.33%), 04/15/2027 (1)(2)	4,385,000	4,384,404
Magnetite XVI Ltd.
3.56% (3 Month LIBOR USD + 1.20%), 01/18/2028 (1)(2)	2,760,000	2,729,427
MAPS 2018-1 Ltd.
4.21%, 05/15/2043 (1)	1,322,848	1,327,974
Mastr Asset Backed Securities Trust 2004-WMC1
2.87% (1 Month LIBOR USD + 0.78%, 0.52% Floor), 02/25/2034 (2)	2,186,594	2,171,570
Mastr Specialized Loan Trust
2.35% (1 Month LIBOR USD + 0.26%, 0.26% Floor), 02/25/2036 (1)(2)	1,219,743	1,199,025
Merlin Aviation Holdings DAC
4.50%, 12/15/2032 (1)(3)	1,388,290	1,407,271
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-2
2.33% (1 Month LIBOR USD + 0.24%, 0.24% Floor), 05/25/2037 (2)	3,126,693	2,170,039
Metal 2017-1 LLC
4.58%, 10/15/2042 (1)	4,700,647	4,779,246
Mill City Mortgage Loan Trust 2018-1
3.25%, 05/25/2062 (1)(4)	1,497,097	1,488,257
MMAF Equipment Finance LLC 2016-A
1.76%, 01/17/2023 (1)	280,000	272,748

MMAF Equipment Finance LLC 2017-A
1.73%, 05/18/2020 (1)		139,433	139,049
2.04%, 02/16/2022 (1)		425,000	418,145
MMAF Equipment Finance LLC 2017-B
2.21%, 10/17/2022 (1)		1,810,000	1,773,181
2.41%, 11/15/2024 (1)		665,000	647,969
MMAF Equipment Finance LLC 2018-A
3.39%, 01/10/2025 (1)		1,180,000	1,183,869
Mountain View CLO 2014-1 Ltd.
2.90% (3 Month LIBOR USD + 0.80%, 0.80% Floor), 10/15/2026 (1)(2)		10,700,000	10,700,000
MS MTG LN TR 2006-15XS
6.20%, 11/25/2036 (3)(10)		15,377,470	7,315,999
Munda CLO 1 BV
0.57% (6 Month EURIBOR + 0.85%), 12/05/2024 (1)(2)	EUR	20,000,000	23,262,907
MVW Owner Trust 2015-1
2.52%, 12/20/2032 (1)		$736,871	720,121
MVW Owner Trust 2017-1
2.42%, 12/20/2034 (1)		305,558	297,926
2.75%, 12/20/2034 (1)		206,574	200,442
National Collegiate Student Loan Trust 2004-2
2.44% (1 Month LIBOR USD + 0.48%, 0.48% Floor), 12/26/2033 (2)		15,318,257	15,067,866
National Collegiate Student Loan Trust 2005-2
2.36% (1 Month LIBOR USD + 0.27%, 0.27% Floor), 09/25/2029 (2)		6,108,360	6,030,748
National Collegiate Student Loan Trust 2005-3
2.38% (1 Month LIBOR USD + 0.29%), 10/25/2033 (1)(2)		19,263,917	18,356,956
National Collegiate Student Loan Trust 2006-3
2.36% (1 Month LIBOR USD + 0.27%), 03/26/2029 (2)		8,577,516	8,454,627
National Collegiate Student Loan Trust 2006-4
2.35% (1 Month LIBOR USD + 0.26%, 0.26% Floor), 02/26/2029 (2)		7,208,513	7,104,773
National Collegiate Student Loan Trust 2007-1
2.33% (1 Month LIBOR USD + 0.24%), 07/25/2030 (2)		9,755,114	9,588,124
Navient Private Education Loan Trust 2017-A
2.88%, 12/16/2058 (1)		660,000	642,820
3.91%, 12/16/2058 (1)		440,000	425,496
Navient Private Education Loan Trust 2018-B
3.61%, 12/15/2059 (1)		2,115,000	2,123,876
Navient Private Education Refi Loan Trust 2018-A
2.53%, 02/18/2042 (1)		2,047,941	2,031,728
Navient Student Loan Trust 2014-2
2.73% (1 Month LIBOR USD + 0.64%, 0.64% Floor), 03/25/2083 (2)		924,252	919,630

Navient Student Loan Trust 2014-3
2.58% (1 Month LIBOR USD + 0.62%, 0.62% Floor), 03/25/2083 (2)	343,802	342,243
Navient Student Loan Trust 2015-1
2.69% (1 Month LIBOR USD + 0.60%, 0.60% Floor), 04/25/2040 (2)	5,583,758	5,596,054
Navient Student Loan Trust 2016-1
2.79% (1 Month LIBOR USD + 0.70%), 02/25/2070 (1)(2)	8,646,643	8,678,892
Navient Student Loan Trust 2016-2
3.59% (1 Month LIBOR USD + 1.50%), 06/25/2065 (1)(2)	6,200,000	6,468,290
Navient Student Loan Trust 2017-1
3.24% (1 Month LIBOR USD + 1.15%), 07/26/2066 (1)(2)	4,730,000	4,845,041
Navient Student Loan Trust 2017-3
3.14% (1 Month LIBOR USD + 1.05%), 07/26/2066 (1)(2)	5,000,000	5,114,228
Navient Student Loan Trust 2017-5
2.89% (1 Month LIBOR USD + 0.80%), 07/26/2066 (1)(2)	5,329,358	5,378,518
Navient Student Loan Trust 2018-2
2.47% (1 Month LIBOR USD + 0.38%), 03/25/2067 (1)(2)	3,490,000	3,488,970
Nelnet Student Loan Trust 2005-4
2.51% (3 Month LIBOR USD + 0.18%, 0.18% Floor), 03/22/2032 (2)	1,976,112	1,949,477
Nelnet Student Loan Trust 2007-1
2.40% (3 Month LIBOR USD + 0.07%), 05/27/2025 (2)	3,752,992	3,736,729
Nelnet Student Loan Trust 2008-3
3.98% (3 Month LIBOR USD + 1.65%, 1.65% Floor), 11/25/2024 (2)	1,877,908	1,905,858
Nelnet Student Loan Trust 2013-1
2.56% (1 Month LIBOR USD + 0.60%, 0.60% Floor), 06/25/2041 (1)(2)	4,779,077	4,800,364
Nelnet Student Loan Trust 2014-2
2.94% (1 Month LIBOR USD + 0.85%), 07/27/2037 (1)(2)	4,250,000	4,276,044
Nelnet Student Loan Trust 2015-2
2.69% (1 Month LIBOR USD + 0.60%, 0.60% Floor), 09/25/2047 (1)(2)	2,685,011	2,681,845
Nelnet Student Loan Trust 2015-3
2.56% (1 Month LIBOR USD + 0.60%), 02/27/2051 (1)(2)	4,054,730	4,066,027
Neuberger Berman CLO XIX Ltd.
3.50% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 07/15/2027 (1)(2)	3,010,000	3,014,051
New Century Home Equity Loan Trust 2005-1
2.77% (1 Month LIBOR USD + 0.68%, 0.45% Floor, 12.50% Cap), 03/25/2035 (2)	6,000,000	5,997,010
New Century Home Equity Loan Trust 2005-3
2.83% (1 Month LIBOR USD + 0.74%, 0.49% Floor, 12.50% Cap), 07/25/2035 (2)	571,922	572,783
2.86% (1 Month LIBOR USD + 0.77%, 0.51% Floor, 12.50% Cap), 07/25/2035 (2)	6,570,000	6,579,793
Nissan Auto Lease Trust 2017-A
1.91%, 04/15/2020	1,760,000	1,745,443
Nissan Auto Receivables 2015-A Owner Trust
1.05%, 10/15/2019	1,509	1,507

Nissan Auto Receivables 2015-B Owner Trust
1.34%, 03/16/2020	1,057,320	1,053,593
Nissan Auto Receivables 2015-C Owner Trust
1.37%, 05/15/2020	47,665	47,434
Nissan Auto Receivables 2016-C Owner Trust
1.18%, 01/15/2021	1,892,708	1,871,627
Nissan Auto Receivables 2017-A Owner Trust
1.47%, 01/15/2020	2,027,605	2,022,165
Nissan Auto Receivables 2018-A Owner Trust
2.65%, 05/16/2022	3,250,000	3,232,859
Nissan Master Owner Trust Receivables
1.54%, 06/15/2021	1,465,000	1,448,050
2.50% (1 Month LIBOR USD + 0.43%), 04/18/2022 (2)	4,520,000	4,532,003
2.39% (1 Month LIBOR USD + 0.32%), 10/17/2022 (2)	1,890,000	1,891,132
Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2006-HE1
2.50% (1 Month LIBOR USD + 0.41%, 0.41% Floor), 02/25/2036 (2)	6,038,221	6,053,718
NYMT Residential 2016-RP1
4.00%, 03/25/2021 (1)(3)	49,080	49,229
Oak Hill Advisors Residential Loan Trust 2017-NPL2
3.00%, 07/25/2057 (1)(3)	1,811,187	1,793,225
Oak Hill Advisors Residential Loan Trust 2017-NPLA
3.00%, 06/25/2057 (1)(3)	614,170	608,458
Octagon Investment Partners XXI Ltd.
3.71% (3 Month LIBOR USD + 1.35%), 11/14/2026 (1)(2)	4,700,000	4,699,906
Octagon Investment Partners XXIII Ltd.
3.11% (3 Month LIBOR USD + 0.85%), 07/15/2027 (1)(2)	2,035,000	2,030,956
3.46% (3 Month LIBOR USD + 1.20%), 07/15/2027 (1)(2)	1,685,000	1,680,343
OFSI Fund VII Ltd.
3.26% (3 Month LIBOR USD + 0.90%), 10/18/2026 (1)(2)	5,387,500	5,385,318
OneMain Financial Issuance Trust 2014-2
5.31%, 09/18/2024 (1)	2,685,000	2,707,145
OneMain Financial Issuance Trust 2015-2
2.57%, 07/18/2025 (1)	174,751	174,708
3.10%, 07/18/2025 (1)	1,280,000	1,280,135
5.64%, 07/18/2025 (1)	1,915,000	1,935,838
OneMain Financial Issuance Trust 2015-3
4.16%, 11/20/2028 (1)	710,000	717,417
OneMain Financial Issuance Trust 2016-1
4.57%, 02/20/2029 (1)	1,125,000	1,145,376
OneMain Financial Issuance Trust 2016-2
5.94%, 03/20/2028 (1)	1,440,000	1,455,567

OneMain Financial Issuance Trust 2017-1
3.35%, 09/14/2032 (1)	1,645,000	1,614,423
Onemain Financial Issuance Trust 2018-1
4.08%, 03/14/2029 (1)	1,220,000	1,222,579
Option One Mortgage Loan Trust 2005-2
2.75% (1 Month LIBOR USD + 0.66%, 0.44% Floor), 05/25/2035 (2)	897,014	899,052
Option One Mortgage Loan Trust 2005-3
2.80% (1 Month LIBOR USD + 0.71%, 0.47% Floor), 08/25/2035 (2)	696,883	697,629
Option One Mortgage Loan Trust 2005-4 Asset-Backed Certificates Series 2005-4
2.53% (1 Month LIBOR USD + 0.44%, 0.44% Floor), 11/25/2035 (2)	6,174,195	6,169,856
Option One Mortgage Loan Trust 2006-1
2.31% (1 Month LIBOR USD + 0.22%, 0.22% Floor), 01/25/2036 (2)	9,975,572	9,882,443
Option One Mortgage Loan Trust 2006-3
2.23% (1 Month LIBOR USD + 0.14%, 0.14% Floor), 02/25/2037 (2)	23,837,040	17,819,420
OSAT 2016-NPL1 Trust
3.75%, 07/25/2056 (1)(3)	1,695,304	1,704,592
OSCAR U.S. Funding Trust V
2.73%, 12/15/2020 (1)	640,000	638,065
2.99%, 12/15/2023 (1)	540,000	536,255
OZLM VIII Ltd.
3.48% (3 Month LIBOR USD + 1.13%), 10/17/2026 (1)(2)	1,445,000	1,444,461
3.95% (3 Month LIBOR USD + 1.60%), 10/17/2026 (1)(2)	1,100,000	1,098,929
Palmer Square CLO 2018-2 Ltd.
0.00% (3 Month LIBOR USD + 1.65%), 07/16/2031 (1)(2)	2,670,000	2,670,000
3.44% (3 Month LIBOR USD + 1.10%), 07/16/2031 (1)(2)	10,675,000	10,675,000
Progress Residential 2015-SFR3 Trust
4.67%, 11/12/2032 (1)	505,000	511,037
RASC Series 2005-KS10 Trust
2.53% (1 Month LIBOR USD + 0.44%, 0.44% Floor, 14.00% Cap), 11/25/2035 (2)	11,150,000	11,114,617
RASC Series 2006-KS9 Trust
2.25% (1 Month LIBOR USD + 0.16%, 0.16% Floor, 14.00% Cap), 11/25/2036 (2)	7,659,487	7,264,908
RCO Mortgage LLC 2017-1
3.38%, 08/25/2022 (1)(3)	2,300,705	2,288,045
RCO V Mortgage LLC 2018-1
4.00%, 05/25/2023 (1)(3)	3,188,072	3,187,957
RMAT 2018-NPL1 LP
4.09%, 05/25/2048 (1)(3)	16,578,334	16,565,849
Santander Drive Auto Receivables Trust 2014-3
2.65%, 08/17/2020	200,514	200,460
3.49%, 09/15/2021 (1)	985,000	988,697

Santander Drive Auto Receivables Trust 2015-2
4.02%, 09/15/2022 (1)	2,450,000	2,459,315
Santander Drive Auto Receivables Trust 2015-3
4.50%, 06/17/2023 (1)	2,125,000	2,145,085
Santander Drive Auto Receivables Trust 2015-4
3.53%, 08/16/2021	937,000	942,729
Santander Drive Auto Receivables Trust 2015-5
3.65%, 12/15/2021	275,000	276,705
Santander Drive Auto Receivables Trust 2016-3
2.46%, 03/15/2022	155,000	154,016
Santander Drive Auto Receivables Trust 2017-1
1.49%, 02/18/2020	20,430	20,418
2.10%, 06/15/2021	260,000	258,525
2.58%, 05/16/2022	305,000	302,855
Santander Drive Auto Receivables Trust 2017-3
2.19%, 03/15/2022	1,100,000	1,088,817
Santander Drive Auto Receivables Trust 2018-1
2.96%, 03/15/2024	800,000	792,161
Santander Drive Auto Receivables Trust 2018-2
3.03%, 09/15/2022	1,560,000	1,556,791
3.35%, 07/17/2023	985,000	985,238
3.88%, 02/15/2024	2,605,000	2,593,706
Santander Drive Auto Receivables Trust 2018-3
4.07%, 08/15/2024	3,770,000	3,775,559
Santander Retail Auto Lease Trust 2017-A
2.22%, 01/20/2021 (1)	880,000	870,515
2.96%, 11/21/2022 (1)	1,000,000	985,849
Securitized Asset Backed Receivables LLC Trust 2006-CB5
2.23% (1 Month LIBOR USD + 0.14%, 0.14% Floor), 06/25/2036 (2)	6,110,845	4,893,937
Shenton Aircraft Investment I Ltd.
4.75%, 10/15/2042 (1)	720,342	732,501
Sierra Receivables Funding Co. LLC
2.91%, 03/20/2034 (1)	228,402	226,404
Sierra Timeshare 2015-2 Receivables Funding LLC
2.43%, 06/20/2032 (1)	337,361	334,099
Sierra Timeshare 2016-2 Receivables Funding LLC
2.33%, 07/20/2033 (1)	330,143	325,898
S-Jets 2017-1 Ltd.
3.97%, 08/15/2042 (1)	8,811,667	8,790,510

SLC Student Loan Trust 2005-2
2.50% (3 Month LIBOR USD + 0.16%), 12/15/2039 (2)	4,900,000	4,712,723
SLC Student Loan Trust 2005-3
2.49% (3 Month LIBOR USD + 0.15%), 12/15/2039 (2)	5,000,000	4,787,847
SLM Private Credit Student Loan Trust 2003-B
4.30% (28 Day Auction Rate + 0.00%, 18.00% Cap), 03/15/2033 (2)	4,375,000	4,391,134
SLM Student Loan Trust 2004-3
2.91% (3 Month LIBOR USD + 0.55%, 0.55% Floor), 10/25/2064 (1)(2)	6,300,000	6,276,679
SLM Student Loan Trust 2006-2
2.53% (3 Month LIBOR USD + 0.17%), 01/25/2041 (2)	4,340,000	4,237,841
SLM Student Loan Trust 2007-2
2.53% (3 Month LIBOR USD + 0.17%), 07/25/2025 (2)	6,950,000	6,380,168
SLM Student Loan Trust 2007-3
2.42% (3 Month LIBOR USD + 0.06%, 0.06% Floor), 01/25/2022 (2)	4,150,000	4,066,691
SLM Student Loan Trust 2007-6
2.74% (3 Month LIBOR USD + 0.38%), 10/25/2024 (2)	2,478,299	2,481,975
SLM Student Loan Trust 2008-2
3.11% (3 Month LIBOR USD + 0.75%), 04/25/2023 (2)	10,906,114	10,879,115
SLM Student Loan Trust 2008-4
4.01% (3 Month LIBOR USD + 1.65%), 07/25/2022 (2)	1,148,468	1,172,291
SLM Student Loan Trust 2008-5
4.06% (3 Month LIBOR USD + 1.70%, 1.70% Floor), 07/25/2023 (2)	10,473,531	10,748,973
4.21% (3 Month LIBOR USD + 1.85%, 1.85% Floor), 07/25/2073 (2)	7,350,000	7,608,027
SLM Student Loan Trust 2008-9
3.86% (3 Month LIBOR USD + 1.50%), 04/25/2023 (2)	7,625,105	7,770,744
SLM Student Loan Trust 2009-3
2.84% (1 Month LIBOR USD + 0.75%, 0.75% Floor), 01/25/2045 (1)(2)	2,485,184	2,497,673
SLM Student Loan Trust 2012-1
2.91% (1 Month LIBOR USD + 0.95%, 0.95% Floor), 09/25/2028 (2)	7,131,317	7,153,625
SLM Student Loan Trust 2012-3
2.61% (1 Month LIBOR USD + 0.65%), 12/27/2038 (2)	1,287,915	1,294,727
SLM Student Loan Trust 2012-7
2.61% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 05/26/2026 (2)	6,167,062	6,121,068
3.76% (1 Month LIBOR USD + 1.80%, 1.80% Floor), 09/25/2043 (2)	2,220,000	2,227,643
SLM Student Loan Trust 2013-2
2.41% (1 Month LIBOR USD + 0.45%), 09/25/2043 (2)	2,470,173	2,478,284
SLM Student Loan Trust 2014-1
2.56% (1 Month LIBOR USD + 0.60%), 02/26/2029 (2)	3,989,619	3,964,686
SMART ABS Series 2016-2US Trust
1.71%, 03/15/2021	3,075,000	3,034,561
2.05%, 12/14/2022	2,370,000	2,304,235

SMB Private Education Loan Trust 2014-A
3.05%, 05/15/2026 (1)	467,673	466,737
SMB Private Education Loan Trust 2015-B
2.98%, 07/15/2027 (1)	284,331	282,508
3.82% (1 Month LIBOR USD + 1.75%), 05/17/2032 (1)(2)	1,685,000	1,756,015
SMB Private Education Loan Trust 2015-C
2.75%, 07/15/2027 (1)	431,343	427,965
3.50%, 09/15/2043 (1)	6,190,000	6,130,334
SMB Private Education Loan Trust 2016-A
2.70%, 05/15/2031 (1)	478,618	468,222
SMB Private Education Loan Trust 2016-B
2.43%, 02/17/2032 (1)	2,678,765	2,600,324
SMB Private Education Loan Trust 2016-C
2.34%, 09/15/2034 (1)	785,000	762,634
SMB Private Education Loan Trust 2017-A
2.88%, 09/15/2034 (1)	1,960,000	1,918,882
SMB Private Education Loan Trust 2018-B
2.80% (1 Month LIBOR USD + 0.72%), 01/15/2037 (1)(2)	2,030,000	2,031,035
3.60%, 01/15/2037 (1)	6,155,000	6,181,611
SoFi Consumer Loan Program 2017-3 LLC
2.77%, 05/25/2026 (1)	8,559,090	8,490,663
SoFi Consumer Loan Program 2017-4 LLC
2.50%, 05/26/2026 (1)	10,000,032	9,873,886
SoFi Consumer Loan Program 2017-6 LLC
3.52%, 11/25/2026 (1)	1,765,000	1,740,626
SoFi Consumer Loan Program 2018-2 Trust
3.79%, 04/26/2027 (1)	2,210,000	2,202,349
SoFi Professional Loan Program 2015-B LLC
3.52%, 03/25/2036 (1)	573,605	565,868
SoFi Professional Loan Program 2015-C LLC
3.58%, 08/25/2036 (1)	627,792	623,005
SoFi Professional Loan Program 2015-d LLC
3.59%, 10/26/2037 (1)	1,294,858	1,290,890
SoFi Professional Loan Program 2016-B LLC
3.80%, 04/25/2037 (1)	195,000	192,197
SoFi Professional Loan Program 2016-C LLC
3.35%, 05/25/2037 (1)(4)	310,000	298,792
SoFi Professional Loan Program 2016-D LLC
3.23%, 01/25/2039 (1)(4)	490,000	465,696

SoFi Professional Loan Program 2016-E LLC
3.44%, 07/25/2040 (1)(4)	1,600,000	1,580,017
SoFi Professional Loan Program 2017-A LLC
4.43%, 03/26/2040 (1)(4)	165,000	163,451
SoFi Professional Loan Program 2017-C LLC
2.69% (1 Month LIBOR USD + 0.60%), 07/25/2040 (1)(2)	6,835,765	6,853,576
SoFi Professional Loan Program 2017-E LLC
4.16%, 11/26/2040 (1)	695,000	679,998
SoFi Professional Loan Program 2017-F LLC
3.62%, 01/25/2041 (1)	1,405,000	1,365,481
SpringCastle America Funding LLC
3.05%, 04/25/2029 (1)	3,140,042	3,128,559
Springleaf Funding Trust 2017-A
2.68%, 07/15/2030 (1)	7,900,000	7,770,167
3.86%, 07/15/2030 (1)	1,270,000	1,262,782
Sprite 2017-1 Ltd.
4.25%, 12/15/2037 (1)	1,359,229	1,370,694
Stanwich Mortgage Loan Trust Series 2018-NPB1
4.02%, 05/16/2023 (1)(3)	3,050,322	3,051,035
Structured Asset Securities Corp. Mortgage Loan Trust 2007-WF2
3.09% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 08/25/2037 (2)	860,023	864,429
Symphony CLO XVII Ltd.
3.23% (3 Month LIBOR USD + 0.88%), 04/15/2028 (1)(2)	4,030,000	4,018,893
Synchrony Credit Card Master Note Trust
1.94%, 09/15/2021	1,315,000	1,313,200
2.37%, 03/15/2023	2,215,000	2,192,014
2.64%, 03/15/2023	1,085,000	1,073,600
2.56%, 06/15/2023	1,205,000	1,186,070
2.62%, 09/15/2023	650,000	639,325
3.36%, 03/15/2024	2,835,000	2,816,746
3.87%, 05/15/2026	2,650,000	2,663,360
THL Credit Wind River 2014-3 CLO Ltd.
3.46% (3 Month LIBOR USD + 1.10%), 01/22/2027 (1)(2)	6,290,000	6,287,648
Tidewater Sales Finance Master Trust Series 2017-A
4.55%, 04/15/2021 (1)(13)	2,055,000	2,053,898
Towd Point Mortgage Trust 2015-4
3.75%, 04/25/2055 (1)(4)	960,000	963,958
Towd Point Mortgage Trust 2016-4
3.25%, 07/25/2056 (1)(4)	910,000	882,839

Towd Point Mortgage Trust 2017-1
2.75%, 10/25/2056 (1)(4)	603,055	590,419
3.75%, 10/25/2056 (1)(4)	6,315,000	6,323,497
Towd Point Mortgage Trust 2017-2
2.75%, 04/25/2057 (1)(4)	283,896	279,242
Towd Point Mortgage Trust 2017-3
2.75%, 07/25/2057 (1)(4)	1,684,961	1,648,922
Towd Point Mortgage Trust 2017-4
2.75%, 06/25/2057 (1)(4)	10,578,090	10,323,563
Towd Point Mortgage Trust 2017-5
2.69% (1 Month LIBOR USD + 0.60%), 02/25/2057 (1)(2)	1,046,227	1,047,197
Towd Point Mortgage Trust 2017-6
2.75%, 10/25/2057 (1)(4)	1,980,987	1,930,533
Towd Point Mortgage Trust 2018-2
3.25%, 03/25/2058 (1)(4)	8,646,780	8,558,151
Towd Point Mortgage Trust 2018-3
3.75%, 05/25/2058 (1)(4)	8,620,000	8,621,379
Toyota Auto Receivables 2015-B Owner Trust
1.27%, 05/15/2019	28,812	28,796
Toyota Auto Receivables 2017-A Owner Trust
1.42%, 09/16/2019	491,137	490,403
Toyota Auto Receivables 2017-B Owner Trust
1.76%, 07/15/2021	3,620,000	3,574,848
Toyota Auto Receivables 2017-C Owner Trust
1.78%, 11/15/2021	4,600,000	4,521,498
Toyota Auto Receivables 2018-A Owner Trust
2.35%, 05/16/2022	2,925,000	2,895,555
U.S. Residential Opportunity Fund IV Trust 2017-2
3.35%, 11/27/2037 (1)(3)	12,925,126	12,866,282
Verizon Owner Trust 2016-2
2.36%, 05/20/2021 (1)	1,245,000	1,223,948
Verizon Owner Trust 2017-1
2.65%, 09/20/2021 (1)	725,000	715,614
Verizon Owner Trust 2017-2
2.22%, 12/20/2021 (1)	735,000	720,289
Verizon Owner Trust 2017-3
2.53%, 04/20/2022 (1)	1,360,000	1,333,617
Verizon Owner Trust 2018-1
3.20%, 09/20/2022 (1)	1,105,000	1,099,978
Volt LIV LLC
3.50%, 02/25/2047 (1)(3)	154,367	154,350

Volt LIX LLC
3.25%, 05/25/2047 (1)(3)	8,945,252	8,879,510
Volt LV LLC
3.50%, 03/25/2047 (1)(3)	1,641,051	1,635,446
Volt LVI LLC
3.50%, 03/25/2047 (1)(3)	2,339,438	2,333,978
Volt LVII LLC
3.38%, 04/25/2047 (1)(3)	569,395	567,738
Volt LVIII LLC
3.38%, 05/28/2047 (1)(3)	10,092,844	10,075,989
Volt LX LLC
3.25%, 06/25/2047 (1)(3)	8,630,763	8,582,611
Volt LXI LLC
3.13%, 06/25/2047 (1)(3)	9,073,270	9,009,985
Volt LXIII LLC
3.00%, 10/25/2047 (1)(3)	768,937	760,918
Volt XXXVIII LLC
3.88%, 09/25/2045 (1)(3)	490,837	490,717
Volvo Financial Equipment LLC Series 2016-1
1.67%, 02/18/2020 (1)	233,794	233,019
Volvo Financial Equipment Master Owner Trust 2017-A
2.57% (1 Month LIBOR USD + 0.50%), 11/15/2022 (1)(2)	475,000	475,888
Voya CLO 2014-3 Ltd.
3.08% (3 Month LIBOR USD + 0.72%), 07/25/2026 (1)(2)	1,500,000	1,498,929
Voya CLO 2016-1 Ltd.
3.66% (3 Month LIBOR USD + 1.30%, 1.30% Floor), 01/20/2031 (1)(2)	3,205,000	3,160,659
WAVE 2017-1 Trust
3.84%, 11/15/2042 (1)	2,674,280	2,653,262
Westlake Automobile Receivables Trust 2016-1
3.29%, 09/15/2021 (1)	464,765	465,394
Westlake Automobile Receivables Trust 2016-2
2.83%, 05/17/2021 (1)	1,050,000	1,049,848
Westlake Automobile Receivables Trust 2018-2
4.00%, 01/16/2024 (1)	1,540,000	1,545,423
Wheels SPV 2 LLC
1.87%, 05/20/2025 (1)	910,000	900,227
World Omni Auto Receivables Trust 2018-B
3.17%, 01/15/2025	1,250,000	1,244,679
World Omni Automobile Lease Securitization Trust 2016-A
1.45%, 08/15/2019	2,180,000	2,172,346

Total Asset-Backed Obligations		$1,453,607,796

Corporate Bonds - 35.26%
Basic Materials - 0.91%
Anglo American Capital Plc
4.13%, 09/27/2022 (1)	$1,060,000	$1,065,476
4.50%, 03/15/2028 (1)	16,035,000	15,470,499
Arconic, Inc.
6.15%, 08/15/2020	2,730,000	2,839,200
Axalta Coating Systems LLC
4.88%, 08/15/2024 (1)	1,830,000	1,816,275
Celulosa Arauco y Constitucion SA
3.88%, 11/02/2027	1,260,000	1,168,650
5.50%, 11/02/2047	2,320,000	2,257,383
CF Industries, Inc.
4.50%, 12/01/2026 (1)	5,145,000	5,106,755
Cleveland-Cliffs, Inc.
4.88%, 01/15/2024 (1)	150,000	144,750
CNAC HK Finbridge Co Ltd.
4.63%, 03/14/2023	4,545,000	4,537,314
Corp. Nacional del Cobre de Chile
3.63%, 08/01/2027 (1)	685,000	652,483
CVR Partners LP / CVR Nitrogen Finance Corp.
9.25%, 06/15/2023 (1)	1,880,000	1,936,400
DCP Midstream Operating LP
8.13%, 08/16/2030	205,000	243,438
6.75%, 09/15/2037 (1)	910,000	964,600
Equate Petrochemical BV
3.00%, 03/03/2022	690,000	660,126
4.25%, 11/03/2026	3,910,000	3,788,845
Fibria Overseas Finance Ltd.
4.00%, 01/14/2025	2,290,000	2,113,670
First Quantum Minerals Ltd.
6.50%, 03/01/2024 (1)	200,000	193,000
6.88%, 03/01/2026 (1)	200,000	191,500
FMG Resources August 2006 Pty Ltd.
5.13%, 03/15/2023 (1)	1,250,000	1,212,500
5.13%, 05/15/2024 (1)	460,000	437,575
Freeport-McMoRan, Inc.
4.55%, 11/14/2024	3,335,000	3,168,250
5.40%, 11/14/2034	1,750,000	1,588,125

Georgia-Pacific LLC
2.54%, 11/15/2019 (1)	7,000,000	6,954,956
Gerdau Trade, Inc.
4.88%, 10/24/2027 (1)	3,215,000	2,969,856
Glencore Finance Canada Ltd.
4.95%, 11/15/2021 (1)	1,170,000	1,214,343
Glencore Funding LLC
4.00%, 04/16/2025 (1)	4,450,000	4,282,013
3.88%, 10/27/2027 (1)	6,615,000	6,112,723
Goldcorp, Inc.
3.70%, 03/15/2023	3,270,000	3,217,718
Hunt Cos, Inc.
6.25%, 02/15/2026 (1)	82,000	76,465
LyondellBasell Industries NV
5.00%, 04/15/2019	4,000,000	4,039,574
Methanex Corp.
4.25%, 12/01/2024	575,000	564,627
Mexichem SAB de CV
4.00%, 10/04/2027 (1)	1,255,000	1,148,325
Reliance Steel & Aluminum Co.
4.50%, 04/15/2023	2,796,000	2,858,143
Shelf Drilling Holdings Ltd.
8.25%, 02/15/2025 (1)	120,000	120,900
Solvay Finance America LLC
4.45%, 12/03/2025 (1)	2,400,000	2,447,817
Steel Dynamics, Inc.
5.00%, 12/15/2026	277,000	277,000
Syngenta Finance NV
3.70%, 04/24/2020 (1)	200,000	199,266
3.93%, 04/23/2021 (1)	5,735,000	5,720,046
4.44%, 04/24/2023 (1)	200,000	198,815
4.89%, 04/24/2025 (1)	200,000	196,039
5.18%, 04/24/2028 (1)	200,000	193,092
Vale Overseas Ltd.
6.88%, 11/21/2036	380,000	426,626
6.88%, 11/10/2039	1,160,000	1,313,700
Valvoline, Inc.
5.50%, 07/15/2024	1,209,000	1,221,090
Westlake Chemical Corp.
3.60%, 08/15/2026	2,965,000	2,812,143
Yara International ASA
4.75%, 06/01/2028 (1)(13)	510,000	512,496

		100,634,587

Communications - 4.30%
Alibaba Group Holding Ltd.
3.13%, 11/28/2021		3,875,000	3,837,523
3.60%, 11/28/2024		7,180,000	7,061,491
3.40%, 12/06/2027		4,860,000	4,526,449
Altice Financing SA
5.25%, 02/15/2023	EUR	2,500,000	3,007,089
Altice Finco SA
7.63%, 02/15/2025 (1)		$650,000	580,125
Altice France SA/France
5.38%, 05/15/2022	EUR	9,450,000	11,336,447
6.00%, 05/15/2022 (1)		$400,000	402,500
6.25%, 05/15/2024 (1)		2,590,000	2,515,537
7.38%, 05/01/2026 (1)		1,400,000	1,368,780
Altice Luxembourg SA
7.25%, 05/15/2022	EUR	7,400,000	8,684,939
7.75%, 05/15/2022 (1)		$1,050,000	1,015,875
Altice U.S. Finance I Corp.
5.38%, 07/15/2023 (1)		1,300,000	1,293,500
5.50%, 05/15/2026 (1)		1,200,000	1,158,000
Amazon.com, Inc.
3.15%, 08/22/2027		3,525,000	3,384,086
3.88%, 08/22/2037		2,700,000	2,633,685
4.05%, 08/22/2047		6,220,000	6,082,593
America Movil SAB de CV
6.45%, 12/05/2022	MXN	181,160,000	8,338,728
AT&T, Inc.
3.00%, 06/30/2022		$2,925,000	2,835,433
3.40%, 05/15/2025		2,510,000	2,360,560
4.25%, 03/01/2027		3,127,000	3,060,689
5.25%, 03/01/2037		7,530,000	7,418,389
4.80%, 06/15/2044		1,800,000	1,632,076
4.35%, 06/15/2045		910,000	771,192
4.75%, 05/15/2046		5,580,000	4,980,718
5.15%, 11/15/2046 (1)		3,055,000	2,875,928
4.50%, 03/09/2048		11,285,000	9,686,322

Baidu, Inc.
2.88%, 07/06/2022	5,105,000	4,918,126
Booking Holdings, Inc.
3.65%, 03/15/2025	2,368,000	2,315,270
3.60%, 06/01/2026	8,111,000	7,890,180
Broadcom Corp. / Broadcom Cayman Finance Ltd.
2.38%, 01/15/2020	10,514,000	10,377,118
3.00%, 01/15/2022	2,750,000	2,674,136
3.63%, 01/15/2024	10,160,000	9,831,222
3.13%, 01/15/2025	1,155,000	1,071,255
3.88%, 01/15/2027	9,710,000	9,180,934
CCO Holdings LLC / CCO Holdings Capital Corp.
5.50%, 05/01/2026 (1)	4,835,000	4,688,500
5.13%, 05/01/2027 (1)	243,000	226,901
5.00%, 02/01/2028 (1)	2,486,000	2,274,690
Cequel Communications Holdings I LLC / Cequel Capital Corp.
7.75%, 07/15/2025 (1)	2,175,000	2,272,875
Charter Communications Operating LLC / Charter Communications Operating Capital
3.58%, 07/23/2020	1,600,000	1,599,762
0.00%, 02/01/2024	6,940,000	6,955,198
4.50%, 02/01/2024	5,810,000	5,802,101
4.91%, 07/23/2025	9,200,000	9,288,260
3.75%, 02/15/2028	665,000	602,026
6.48%, 10/23/2045	1,000,000	1,053,326
Cisco Systems, Inc.
1.60%, 02/28/2019	4,588,000	4,559,235
1.40%, 09/20/2019	2,692,000	2,654,016
4.45%, 01/15/2020	2,125,000	2,178,771
2.20%, 02/28/2021	2,360,000	2,315,232
Clear Channel Worldwide Holdings, Inc.
7.63%, 03/15/2020	4,200,000	4,168,500
6.50%, 11/15/2022	70,000	71,400
Comcast Corp.
3.38%, 08/15/2025	5,675,000	5,441,941
3.15%, 03/01/2026	1,040,000	976,270
3.30%, 02/01/2027	3,855,000	3,625,646
3.20%, 07/15/2036	305,000	253,573
3.90%, 03/01/2038	725,000	660,009
3.97%, 11/01/2047	1,965,000	1,729,420

Cox Communications, Inc.
3.25%, 12/15/2022 (1)		7,975,000	7,744,125
3.15%, 08/15/2024 (1)		3,400,000	3,219,692
3.35%, 09/15/2026 (1)		4,225,000	3,904,803
4.80%, 02/01/2035 (1)		2,300,000	2,116,742
4.70%, 12/15/2042 (1)		810,000	708,835
4.50%, 06/30/2043 (1)		950,000	804,910
Crown Castle Towers LLC
3.22%, 05/15/2022 (1)		700,000	686,805
3.66%, 05/15/2025 (1)		1,300,000	1,273,233
CSC Holdings LLC
8.63%, 02/15/2019		625,000	642,969
10.88%, 10/15/2025 (1)		1,517,000	1,748,797
5.50%, 04/15/2027 (1)		2,300,000	2,196,500
5.38%, 02/01/2028 (1)		2,000,000	1,850,000
Deutsche Telekom International Finance BV
4.38%, 06/21/2028(1)		7,885,000	7,819,472
Discovery Communications LLC
2.75%, 11/15/2019 (1)		2,355,000	2,336,209
2.80%, 06/15/2020 (1)		2,000,000	1,975,776
2.95%, 03/20/2023		100,000	95,601
2.50%, 09/20/2024	GBP	100,000	128,733
3.95%, 03/20/2028		$2,946,000	2,788,800
5.00%, 09/20/2037		1,270,000	1,222,055
DISH DBS Corp.
7.88%, 09/01/2019		6,060,000	6,287,250
5.13%, 05/01/2020		7,947,000	7,867,530
6.75%, 06/01/2021		4,250,000	4,255,313
5.88%, 07/15/2022		200,000	188,000
DISH Network Corp.
2.38%, 03/15/2024		3,735,000	3,289,071
3.38%, 08/15/2026		60,000	58,116
Expedia Group, Inc.
4.50%, 08/15/2024		4,941,000	4,932,925
5.00%, 02/15/2026		5,270,000	5,366,336
3.80%, 02/15/2028		12,455,000	11,401,131
Finisar Corp.
0.50%, 12/15/2036		4,945,000	4,488,329
GCI Liberty, Inc.
1.75%, 09/30/2046 (1)		640,000	658,525

iHeartCommunications, Inc.
9.00%, 12/15/2019 (10)		2,608,000	1,975,560
9.00%, 03/01/2021 (10)		10,040,000	7,580,200
11.25%, 03/01/2021 (1)(10)		3,368,000	2,492,320
11.25%, 03/01/2021 (10)		1,452,000	1,103,520
9.00%, 09/15/2022 (10)		7,025,000	5,339,000
10.63%, 03/15/2023 (10)		88,000	66,660
Intelsat Jackson Holdings SA
7.25%, 10/15/2020		4,851,000	4,826,745
7.50%, 04/01/2021		565,000	560,763
9.50%, 09/30/2022 (1)		1,020,000	1,178,100
5.50%, 08/01/2023		960,000	861,312
9.75%, 07/15/2025 (1)		1,722,000	1,816,710
Interpublic Group of Cos, Inc.
4.00%, 03/15/2022		545,000	549,215
4.20%, 04/15/2024		3,238,000	3,255,863
Level 3 Financing, Inc.
5.13%, 05/01/2023		325,000	318,500
5.38%, 01/15/2024		303,000	296,940
5.25%, 03/15/2026		250,000	237,775
Liberty Media Corp.
2.25%, 09/30/2046		167,625	88,040
Nokia OYJ
3.38%, 06/12/2022		280,000	271,062
4.38%, 06/12/2027		2,000,000	1,880,000
Omnicom Group, Inc.
3.65%, 11/01/2024		1,600,000	1,553,385
SES Global Americas Holdings GP
2.50%, 03/25/2019 (1)		500,000	497,772
Sirius XM Radio, Inc.
3.88%, 08/01/2022 (1)		1,178,000	1,136,770
Sky Plc
3.75%, 09/16/2024 (1)		280,000	278,265
SoftBank Group Corp.
4.00%, 04/20/2023	EUR	2,350,000	2,828,859
Sprint Capital Co.
6.90%, 05/01/2019		$1,295,000	1,321,159
Sprint Capital Corp.
6.88%, 11/15/2028		800,000	768,000
Sprint Communications, Inc.
9.00%, 11/15/2018 (1)		9,392,000	9,579,840
7.00%, 08/15/2020		11,367,000	11,764,845

Sprint Corp.
7.25%, 09/15/2021		2,138,000	2,223,520
7.88%, 09/15/2023		1,475,000	1,529,390
7.63%, 03/01/2026		1,101,000	1,121,644
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
3.36%, 09/20/2021 (1)		4,937,563	4,882,015
4.74%, 03/20/2025 (1)		6,335,000	6,286,220
5.15%, 03/20/2028 (1)		3,200,000	3,136,000
Telenet Finance Luxembourg Notes Sarl
5.50%, 03/01/2028 (1)		400,000	364,000
Tencent Holdings Ltd.
2.99%, 01/19/2023		10,000,000	9,719,759
3.80%, 02/11/2025		5,315,000	5,263,853
3.93%, 01/19/2038 (1)		2,160,000	1,968,102
Time Warner Cable LLC
6.55%, 05/01/2037		1,100,000	1,166,285
7.30%, 07/01/2038		885,000	1,002,582
6.75%, 06/15/2039		930,000	990,869
5.88%, 11/15/2040		2,000,000	1,955,378
5.50%, 09/01/2041		1,250,000	1,162,194
4.50%, 09/15/2042		4,325,000	3,551,138
T-Mobile USA, Inc.
6.50%, 01/15/2024		1,200,000	1,248,672
4.50%, 02/01/2026		658,000	614,408
4.75%, 02/01/2028		1,053,000	974,025
United Group BV
4.38%, 07/01/2022 (1)	EUR	200,000	237,649
4.88%, 07/01/2024 (1)		200,000	237,355
Univision Communications, Inc.
5.13%, 02/15/2025 (1)		$2,500,000	2,309,375
UPCB Finance VII Ltd.
3.63%, 06/15/2029	EUR	490,000	552,357
Verizon Communications, Inc.
3.50%, 11/01/2024		$2,000,000	1,933,626
3.38%, 02/15/2025		5,175,000	4,970,324
3.44% (3 Month LIBOR USD + 1.10%), 05/15/2025 (2)		1,400,000	1,398,410
4.50%, 08/10/2033		3,470,000	3,361,872
5.25%, 03/16/2037		2,900,000	2,976,457
2.88%, 01/15/2038	EUR	130,000	149,154
4.86%, 08/21/2046		$3,740,000	3,571,076

ViaSat, Inc.
5.63%, 09/15/2025 (1)		196,000	184,240
Virgin Media Secured Finance Plc
5.25%, 01/15/2026 (1)		800,000	740,000
Vodafone Group Plc
3.29% (3 Month LIBOR USD + 0.99%), 01/16/2024 (2)		426,000	424,029
3.75%, 01/16/2024		616,000	610,503
4.13%, 05/30/2025		1,975,000	1,964,728
4.38%, 05/30/2028		10,879,000	10,737,505
5.00%, 05/30/2038		5,045,000	4,981,221
Walt Disney Co./The
2.30%, 02/12/2021		220,000	215,694
3.75%, 06/01/2021		460,000	468,494
Warner Media LLC
3.80%, 02/15/2027		3,530,000	3,337,708
Wind Tre SpA
2.63%, 01/20/2023 (1)	EUR	600,000	588,572
2.75% (3 Month EURIBOR + 2.75%, 2.75% Floor), 01/20/2024 (1)(2)		500,000	485,397
3.13%, 01/20/2025		200,000	189,188
5.00%, 01/20/2026 (1)		$200,000	158,500
WPP Finance 2010
4.75%, 11/21/2021		2,620,000	2,694,070
Zayo Group LLC / Zayo Capital, Inc.
5.75%, 01/15/2027 (1)		809,000	794,843
Ziggo BV
5.50%, 01/15/2027 (1)		5,355,000	5,002,106

			475,422,817

Consumer, Cyclical - 2.87%
Air Canada 2013-1 Class B Pass Through Trust
5.38%, 05/15/2021 (1)		278,071	283,410
Air Canada 2015-2 Class B Pass Through Trust
5.00%, 12/15/2023 (1)		1,996,728	2,021,288
Air Canada 2017-1 Class B Pass Through Trust
3.70%, 01/15/2026 (1)(13)		72,000	68,580
Alimentation Couche-Tard, Inc.
3.55%, 07/26/2027 (1)		3,000,000	2,842,780
America West Airlines 2001-1 Pass Through Trust
7.10%, 04/02/2021		1,390,853	1,481,259
American Airlines 2013-1 Class A Pass Through Trust
4.00%, 07/15/2025		1,860,558	1,855,553

American Airlines 2014-1 Class A Pass Through Trust
3.70%, 10/01/2026	1,768,814	1,726,804
American Airlines 2015-1 Class B Pass Through Trust
3.70%, 05/01/2023	2,311,501	2,254,435
American Airlines 2016-1 Class AA Pass Through Trust
3.58%, 01/15/2028	566,159	549,458
American Airlines 2016-1 Class B Pass Through Trust
5.25%, 01/15/2024	2,458,848	2,508,025
American Airlines 2016-2 Class A Pass Through Trust
3.65%, 06/15/2028	1,337,822	1,298,436
American Airlines 2016-2 Class B Pass Through Trust
4.38%, 06/15/2024 (1)	4,203,900	4,159,759
American Airlines 2016-3 Class B Pass Through Trust
3.75%, 10/15/2025	3,388,340	3,280,026
American Airlines 2017-1 Class B Pass Through Trust
4.95%, 02/15/2025	1,106,494	1,121,985
American Airlines 2017-2 Class AA Pass Through Trust
3.35%, 10/15/2029	820,000	791,002
Aptiv Plc
3.15%, 11/19/2020	3,965,000	3,936,035
AutoNation, Inc.
3.35%, 01/15/2021	770,000	764,906
BMW U.S. Capital LLC
3.10%, 04/12/2021 (1)	5,495,000	5,460,711
Caesars Entertainment Corp.
5.00%, 10/01/2024	1,634,430	2,795,343
Caesars Resort Collection LLC / CRC Finco, Inc.
5.25%, 10/15/2025 (1)	1,090,000	1,031,412
Choice Hotels International, Inc.
5.75%, 07/01/2022	3,000,000	3,112,500
Cintas Corp. No 2
4.30%, 06/01/2021	165,000	169,454
Continental Airlines 2000-1 Class A-1 Pass Through Trust
8.05%, 11/01/2020	305,624	320,353
Continental Airlines 2007-1 Class A Pass Through Trust
5.98%, 04/19/2022	4,343,490	4,598,453
Continental Airlines 2009-2 Class A Pass Through Trust
7.25%, 11/10/2019	913,988	958,042
Continental Airlines 2012-1 Class A Pass Through Trust
4.15%, 04/11/2024	980,078	989,536

Continental Airlines 2012-2 Class A Pass Through Trust
4.00%, 10/29/2024	1,773,013	1,780,016
Ctrip.com International Ltd.
1.25%, 09/15/2022	1,925,000	1,975,570
Cumberland Farms, Inc.
6.75%, 05/01/2025 (1)	767,000	776,587
CVS Health Corp.
2.25%, 08/12/2019	2,800,000	2,776,964
4.75%, 12/01/2022 (1)	56,000	58,074
3.70%, 03/09/2023	12,860,000	12,729,084
4.00%, 12/05/2023	5,000,000	5,019,019
4.10%, 03/25/2025	11,685,000	11,620,970
5.13%, 07/20/2045	200,000	202,504
5.05%, 03/25/2048	5,000,000	5,049,983
CVS Pass-Through Trust
5.77%, 01/10/2033	2,610,381	2,783,010
CVS Pass-Through Trust Series 2014
4.16%, 08/11/2036 (1)	11,109,087	10,536,969
D.R. Horton, Inc.
4.38%, 09/15/2022	9,918,000	10,132,869
Daimler Finance North America LLC
2.30%, 01/06/2020 (1)	4,000,000	3,947,266
3.00%, 02/22/2021 (1)	2,210,000	2,184,378
Delta Air Lines 2002-1 Class G-1 Pass Through Trust
6.72%, 01/02/2023	1,793,089	1,913,226
Delta Air Lines 2015-1 Class AA Pass Through Trust
3.63%, 07/30/2027	660,473	655,049
Delta Air Lines, Inc.
2.88%, 03/13/2020	1,295,000	1,286,427
3.63%, 03/15/2022	9,747,000	9,634,463
4.38%, 04/19/2028	3,795,000	3,657,485
Dillard’s, Inc.
7.75%, 07/15/2026	135,000	151,947
7.00%, 12/01/2028	380,000	411,393
Dollar Tree, Inc.
3.70%, 05/15/2023	845,000	837,132

Ford Motor Credit Co. LLC
2.55%, 10/05/2018	1,950,000	1,948,776
2.94%, 01/08/2019	2,250,000	2,251,330
1.90%, 08/12/2019	1,000,000	986,122
3.33% (3 Month LIBOR USD + 1.00%), 01/09/2020 (2)	2,575,000	2,593,262
8.13%, 01/15/2020	2,605,000	2,790,851
3.16%, 08/04/2020	1,220,000	1,212,448
2.79% (3 Month LIBOR USD + 0.43%), 11/02/2020 (2)	3,110,000	3,098,101
4.38%, 08/06/2023	1,080,000	1,084,155
4.13%, 08/04/2025	10,800,000	10,528,812
General Motors Co.
3.16% (3 Month LIBOR USD + 0.80%), 08/07/2020 (2)	1,675,000	1,680,583
6.60%, 04/01/2036	975,000	1,054,703
6.25%, 10/02/2043	65,000	67,315
5.20%, 04/01/2045	3,485,000	3,196,395
General Motors Financial Co., Inc.
3.10%, 01/15/2019	1,868,000	1,869,768
2.40%, 05/09/2019	4,035,000	4,016,239
2.35%, 10/04/2019	3,000,000	2,974,275
3.15%, 01/15/2020	1,000,000	998,265
2.65%, 04/13/2020	1,500,000	1,481,977
3.20%, 07/13/2020	7,238,000	7,204,059
3.19% (3 Month LIBOR USD + 0.85%), 04/09/2021 (2)	3,600,000	3,618,726
3.55%, 04/09/2021	8,535,000	8,508,599
4.00%, 10/06/2026	310,000	293,783
GLP Capital LP / GLP Financing II, Inc.
4.88%, 11/01/2020	500,000	505,625
5.38%, 04/15/2026	850,000	841,500
5.75%, 06/01/2028	34,000	34,255
Harley-Davidson Financial Services, Inc.
2.85%, 01/15/2021 (1)	3,287,000	3,235,345
2.55%, 06/09/2022 (1)	1,875,000	1,794,722
Hilton Domestic Operating Co., Inc.
4.25%, 09/01/2024	605,000	575,506
5.13%, 05/01/2026 (1)	474,000	465,705
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.63%, 04/01/2025	940,000	916,500
4.88%, 04/01/2027	1,410,000	1,360,650
IHO Verwaltungs GmbH
4.13% cash or 4.88% PIK, 09/15/2021 (1)	445,000	438,325
Ingram Micro, Inc.
5.45%, 12/15/2024	335,000	331,498
Intrepid Aviation Group Holdings LLC / Intrepid Finance Co.
6.88%, 02/15/2019 (1)	240,000	239,100

KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.25%, 06/01/2026 (1)		500,000	492,500
Latam Airlines 2015-1 Pass Through Trust A
4.20%, 11/15/2027		3,009,466	2,846,353
Lennar Corp.
4.75%, 11/29/2027		2,800,000	2,617,160
Magna International, Inc.
4.15%, 10/01/2025		665,000	674,101
Melco Resorts Finance Ltd.
4.88%, 06/06/2025 (1)		200,000	188,896
MGM Resorts International
6.75%, 10/01/2020		6,525,000	6,834,937
New Red Finance, Inc.
4.63%, 01/15/2022 (1)		3,510,000	3,510,000
4.25%, 05/15/2024 (1)		1,884,000	1,789,800
O’Reilly Automotive, Inc.
4.63%, 09/15/2021		1,300,000	1,342,824
PetSmart, Inc.
5.88%, 06/01/2025 (1)		206,000	158,105
QVC, Inc.
3.13%, 04/01/2019		400,000	399,539
5.13%, 07/02/2022		3,115,000	3,190,069
4.38%, 03/15/2023		920,000	908,749
SACI Falabella
4.38%, 01/27/2025		4,500,000	4,434,848
Scientific Games International, Inc.
5.00%, 10/15/2025 (1)		32,000	30,480
Spirit Issuer Plc
6.58%, 12/28/2027	GBP	5,390,000	7,237,931
3.37% (3 Month LIBOR GBP + 2.70%), 12/28/2031 (2)		810,000	1,042,264
Tesla, Inc.
5.30%, 08/15/2025 (1)		$3,670,000	3,266,300
Toll Brothers Finance Corp.
4.00%, 12/31/2018		1,497,000	1,496,813
5.88%, 02/15/2022		415,000	430,562
4.38%, 04/15/2023		540,000	529,200
Toyota Motor Credit Co.
1.55%, 10/18/2019		9,690,000	9,554,249
U.S. Airways 2011-1 Class A Pass Through Trust
7.13%, 10/22/2023		1,800,694	2,005,198

U.S. Airways 2013-1 Class A Pass Through Trust
3.95%, 11/15/2025		1,684,423	1,670,611
Unique Pub Finance Co. Plc
7.40%, 03/28/2024	GBP	3,107,000	4,515,783
5.66%, 06/30/2027		4,068,851	5,912,442
United Airlines 2016-1 Class B Pass Through Trust
3.65%, 01/07/2026		$1,685,000	1,639,509
United Airlines 2016-2 Class B Pass Through Trust
3.65%, 10/07/2025		2,062,714	1,974,624
United Airlines 2018-1 Class B Pass Through Trust
4.60%, 03/01/2026		6,810,000	6,841,780
Walgreens Boots Alliance, Inc.
3.80%, 11/18/2024		2,550,000	2,503,429
3.45%, 06/01/2026		2,365,000	2,205,812
4.80%, 11/18/2044		926,000	871,253
Walmart, Inc.
1.90%, 12/15/2020		165,000	161,787
3.55%, 06/26/2025		8,000,000	8,049,219
WestJet Airlines Ltd.
3.50%, 06/16/2021 (1)(13)		4,540,000	4,493,040
Wyndham Destinations, Inc.
5.10%, 10/01/2025		1,120,000	1,146,600
4.50%, 04/01/2027		6,035,000	5,884,125
Wynn Macau Ltd.
4.88%, 10/01/2024 (1)		200,000	190,940
5.50%, 10/01/2027 (1)		200,000	191,000

			317,930,037

Consumer, Non-cyclical - 5.30%
AA Bond Co. Ltd.
4.25%, 07/31/2020	GBP	10,080,000	13,711,471
2.88%, 01/31/2022		100,000	129,387
Abbott Laboratories
2.35%, 11/22/2019		$1,127,000	1,120,370
2.90%, 11/30/2021		8,535,000	8,402,366
AbbVie, Inc.
2.30%, 05/14/2021		6,162,000	5,987,327
3.60%, 05/14/2025		5,738,000	5,555,624
4.70%, 05/14/2045		750,000	743,443
Aetna, Inc.
2.80%, 06/15/2023		3,388,000	3,229,853

Allergan Finance LLC
3.25%, 10/01/2022		7,250,000	7,041,617
Allergan Funding SCS
0.03% (3 Month EURIBOR + 0.35%), 06/01/2019 (2)	EUR	100,000	116,890
4.55%, 03/15/2035		$3,649,000	3,460,016
Amgen, Inc.
5.70%, 02/01/2019		2,000,000	2,032,840
3.20%, 11/02/2027		3,000,000	2,808,187
4.40%, 05/01/2045		2,496,000	2,387,482
Anheuser-Busch InBev Finance, Inc.
2.65%, 02/01/2021		10,560,000	10,412,227
3.65%, 02/01/2026		4,400,000	4,308,866
4.90%, 02/01/2046		3,035,000	3,120,446
Anheuser-Busch InBev Worldwide, Inc.
3.75%, 01/15/2022		695,000	704,261
4.00%, 04/13/2028		5,025,000	5,011,309
Anthem, Inc.
2.25%, 08/15/2019		3,000,000	2,974,794
2.50%, 11/21/2020		12,525,000	12,311,824
3.50%, 08/15/2024		8,055,000	7,846,648
3.65%, 12/01/2027		8,200,000	7,764,717
4.10%, 03/01/2028		102,000	99,958
4.65%, 01/15/2043		1,675,000	1,618,766
Ascension Health
3.95%, 11/15/2046		825,000	812,136
AstraZeneca Plc
3.38%, 11/16/2025		2,475,000	2,378,723
B&G Foods, Inc.
5.25%, 04/01/2025		5,675,000	5,348,687
Bacardi Ltd.
4.70%, 05/15/2028 (1)		985,000	968,401
5.30%, 05/15/2048 (1)		2,730,000	2,590,916
BAT Capital Corp.
2.30%, 08/14/2020 (1)		4,980,000	4,872,392
2.76%, 08/15/2022 (1)		3,500,000	3,355,145
BAT International Finance Plc
2.75%, 06/15/2020 (1)		1,175,000	1,162,138
Baxalta, Inc.
2.88%, 06/23/2020		1,000,000	988,580
4.00%, 06/23/2025		3,000,000	2,936,032

Bayer U.S. Finance II LLC
2.97% (3 Month LIBOR USD + 0.63%), 06/25/2021 (1)(2)	3,700,000	3,707,326
3.50%, 06/25/2021 (1)	1,800,000	1,803,444
3.35% (3 Month LIBOR USD + 1.01%), 12/15/2023 (1)(2)	1,000,000	999,948
3.88%, 12/15/2023 (1)	7,905,000	7,902,371
4.25%, 12/15/2025 (1)	1,000,000	1,005,752
4.38%, 12/15/2028 (1)	7,945,000	7,956,786
Bayer U.S. Finance LLC
2.38%, 10/08/2019 (1)	5,200,000	5,155,559
Baylor Scott & White Holdings
3.97%, 11/15/2046	875,000	857,179
Becton Dickinson and Co.
2.68%, 12/15/2019	3,780,000	3,751,539
3.25%, 11/12/2020	2,100,000	2,086,371
2.89%, 06/06/2022	2,000,000	1,933,922
3.36%, 06/06/2024	2,070,000	1,987,600
3.73%, 12/15/2024	1,560,000	1,522,968
3.70%, 06/06/2027	10,485,000	9,913,489
7.00%, 08/01/2027	361,000	421,083
4.67%, 06/06/2047	2,445,000	2,360,998
Biogen, Inc.
2.90%, 09/15/2020	4,000,000	3,982,520
5.20%, 09/15/2045	1,175,000	1,243,585
BioMarin Pharmaceutical, Inc.
1.50%, 10/15/2020	385,000	456,080
0.60%, 08/01/2024	1,475,000	1,490,045
Boston Scientific Corp.
6.00%, 01/15/2020	4,000,000	4,167,233
BRF GmbH
4.35%, 09/29/2026 (1)	3,225,000	2,676,750
BRF SA
3.95%, 05/22/2023 (1)	430,000	376,035
4.75%, 05/22/2024 (1)	2,560,000	2,242,560
Bunge Ltd. Finance Corp.
3.75%, 09/25/2027	3,370,000	3,179,086
Campbell Soup Co.
2.83% (3 Month LIBOR USD + 0.50%), 03/16/2020 (2)	420,000	418,771
2.97% (3 Month LIBOR USD + 0.63%), 03/15/2021 (2)	330,000	329,083
3.30%, 03/15/2021	4,525,000	4,505,978
3.65%, 03/15/2023	450,000	441,698
3.95%, 03/15/2025	390,000	375,967
4.15%, 03/15/2028	450,000	428,321

Cargill, Inc.
3.25%, 03/01/2023 (1)	575,000	570,870
Catalent Pharma Solutions, Inc.
4.88%, 01/15/2026 (1)	600,000	576,174
Celgene Corp.
3.55%, 08/15/2022	975,000	967,301
3.63%, 05/15/2024	2,260,000	2,203,980
3.88%, 08/15/2025	5,755,000	5,590,759
3.45%, 11/15/2027	1,600,000	1,470,596
3.90%, 02/20/2028	2,000,000	1,896,095
5.00%, 08/15/2045	2,850,000	2,788,585
4.35%, 11/15/2047	2,690,000	2,374,967
Cencosud SA
5.15%, 02/12/2025	200,000	197,792
4.38%, 07/17/2027	4,300,000	3,947,400
Centene Corp.
5.63%, 02/15/2021	250,000	255,281
4.75%, 01/15/2025	2,160,000	2,149,200
Central Garden & Pet Co.
6.13%, 11/15/2023	880,000	909,700
5.13%, 02/01/2028	870,000	804,750
CHS/Community Health Systems, Inc.
5.13%, 08/01/2021	1,748,000	1,616,900
6.25%, 03/31/2023	1,778,000	1,626,870
8.63%, 01/15/2024	2,612,000	2,618,791
Cigna Corp.
3.05%, 10/15/2027	4,920,000	4,435,846
Coca-Cola Co./The
1.88%, 10/27/2020	790,000	771,870
3.30%, 09/01/2021	5,495,000	5,540,574
CVS Health Corp.
3.50%, 07/20/2022	997,000	988,977
Danone SA
2.08%, 11/02/2021 (1)	1,515,000	1,448,178
3.00%, 06/15/2022 (1)	10,160,000	9,926,007
DaVita, Inc.
5.13%, 07/15/2024	244,000	236,680
5.00%, 05/01/2025	741,000	697,466

Diageo Capital Plc
3.00%, 05/18/2020	1,915,000	1,917,516
Equifax, Inc.
3.60%, 08/15/2021	2,285,000	2,282,899
ERAC USA Finance LLC
2.60%, 12/01/2021 (1)	1,180,000	1,144,509
3.80%, 11/01/2025 (1)	4,605,000	4,533,622
Express Scripts Holding Co.
3.50%, 06/15/2024	1,282,000	1,230,908
4.50%, 02/25/2026	4,123,000	4,091,682
3.40%, 03/01/2027	1,504,000	1,373,700
First Quality Finance Co., Inc.
4.63%, 05/15/2021 (1)	91,000	88,725
5.00%, 07/01/2025 (1)	1,694,000	1,550,010
Fresenius Medical Care U.S. Finance II, Inc.
6.50%, 09/15/2018 (1)	1,800,000	1,811,700
5.63%, 07/31/2019 (1)	5,620,000	5,756,956
4.13%, 10/15/2020 (1)	2,000	2,020
General Mills, Inc.
3.20%, 04/16/2021	1,645,000	1,636,349
4.20%, 04/17/2028	5,700,000	5,577,948
George Washington University
3.55%, 09/15/2046	740,000	670,377
Gilead Sciences, Inc.
2.55%, 09/01/2020	8,485,000	8,381,511
3.70%, 04/01/2024	1,000,000	1,001,532
3.50%, 02/01/2025	1,251,000	1,231,736
4.60%, 09/01/2035	3,961,000	4,074,180
4.75%, 03/01/2046	375,000	386,764
4.15%, 03/01/2047	1,000,000	954,808
GlaxoSmithKline Capital Plc
3.13%, 05/14/2021	6,480,000	6,494,115
Grupo Bimbo SAB de CV
4.70%, 11/10/2047 (1)	6,315,000	5,736,925
Hadrian Merger Sub, Inc.
8.50%, 05/01/2026 (1)	130,000	126,425
HCA, Inc.
3.75%, 03/15/2019	1,111,000	1,115,166
6.50%, 02/15/2020	1,319,000	1,373,409
5.88%, 05/01/2023	844,000	875,650

5.00%, 03/15/2024	2,906,000	2,906,000
5.25%, 04/15/2025	6,727,000	6,727,000
5.25%, 06/15/2026	810,000	804,492
4.50%, 02/15/2027	8,560,000	8,057,100
7.50%, 11/06/2033	1,035,000	1,089,338
Hill-Rom Holdings, Inc.
5.75%, 09/01/2023 (1)	480,000	488,400
Humana, Inc.
2.63%, 10/01/2019	4,000,000	3,976,553
3.85%, 10/01/2024	2,625,000	2,619,101
IHS Markit Ltd.
5.00%, 11/01/2022 (1)	3,356,000	3,385,365
4.00%, 03/01/2026 (1)	500,000	476,875
Imperial Brands Finance Plc
2.95%, 07/21/2020 (1)	1,665,000	1,647,771
Insulet Corp.
1.38%, 11/15/2024 (1)	385,000	432,458
Johnson & Johnson
2.90%, 01/15/2028	3,865,000	3,687,496
Kaiser Foundation Hospitals
3.50%, 04/01/2022	1,275,000	1,286,016
3.15%, 05/01/2027	7,000,000	6,701,232
Koninklijke Ahold Delhaize NV
5.70%, 10/01/2040	485,000	529,102
Kraft Foods Group, Inc.
5.38%, 02/10/2020	1,000,000	1,034,143
Kraft Heinz Foods Co.
3.38%, 06/15/2021	10,130,000	10,146,034
3.50%, 07/15/2022	4,980,000	4,919,095
3.95%, 07/15/2025	3,750,000	3,643,904
3.00%, 06/01/2026	1,000,000	900,212
4.63%, 01/30/2029	4,095,000	4,049,064
5.20%, 07/15/2045	1,000,000	972,110
4.38%, 06/01/2046	2,110,000	1,823,944
Life Technologies Corp.
6.00%, 03/01/2020	2,209,000	2,302,465
Macquarie Infrastructure Corp.
2.00%, 10/01/2023	4,280,000	3,795,778
Maple Escrow Subsidiary, Inc.
3.55%, 05/25/2021 (1)	9,575,000	9,582,734
4.06%, 05/25/2023 (1)	985,000	988,680

Matterhorn Merger Sub LLC / Matterhorn Finance Sub, Inc.
8.50%, 06/01/2026 (1)	480,000	463,200
Matthews International Corp.
5.25%, 12/01/2025 (1)	764,000	731,530
McCormick & Co., Inc./MD
2.70%, 08/15/2022	7,020,000	6,773,371
Mead Johnson Nutrition Co.
4.13%, 11/15/2025	170,000	173,135
Molina Healthcare, Inc.
5.38%, 11/15/2022	188,000	189,175
4.88%, 06/15/2025 (1)	425,000	412,250
Molson Coors Brewing Co.
2.25%, 03/15/2020	3,700,000	3,641,263
Mondelez International Holdings Netherlands BV
1.63%, 10/28/2019 (1)	5,140,000	5,051,069
Mylan NV
3.95%, 06/15/2026	4,485,000	4,287,167
New York and Presbyterian Hospital
3.56%, 08/01/2036	2,630,000	2,492,585
Novartis Securities Investment Ltd.
5.13%, 02/10/2019	3,000,000	3,042,656
NYU Langone Hospitals
4.43%, 07/01/2042	2,000,000	2,063,748
PepsiCo, Inc.
1.35%, 10/04/2019	7,250,000	7,129,564
Pfizer, Inc.
4.40%, 05/15/2044	430,000	446,651
Pilgrim’s Pride Corp.
5.88%, 09/30/2027 (1)	895,000	830,113
Post Holdings, Inc.
5.00%, 08/15/2026 (1)	1,250,000	1,165,625
5.63%, 01/15/2028 (1)	1,665,000	1,560,938
Prime Security Services Borrower LLC / Prime Finance, Inc.
9.25%, 05/15/2023 (1)	2,450,000	2,615,375
Providence St Joseph Health Obligated Group
2.75%, 10/01/2026	1,968,000	1,836,114
Reckitt Benckiser Treasury Services Plc
2.38%, 06/24/2022 (1)	4,490,000	4,291,578
3.00%, 06/26/2027 (1)	4,085,000	3,796,496

Reynolds American, Inc.
6.88%, 05/01/2020		1,000,000	1,061,122
3.25%, 11/01/2022		1,215,000	1,190,895
4.45%, 06/12/2025		680,000	683,404
5.85%, 08/15/2045		1,020,000	1,114,730
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/2019		895,000	881,315
2.40%, 09/23/2021		7,182,000	6,875,207
2.88%, 09/23/2023		7,345,000	6,906,635
3.20%, 09/23/2026		1,775,000	1,626,012
Sigma Alimentos SA de CV
4.13%, 05/02/2026		3,300,000	3,093,750
Sigma Holdco BV
5.75%, 05/15/2026 (1)	EUR	150,000	163,882
7.88%, 05/15/2026 (1)		$300,000	282,000
Smithfield Foods, Inc.
4.25%, 02/01/2027 (1)		1,290,000	1,240,856
Spectrum Brands, Inc.
6.13%, 12/15/2024		500,000	505,000
5.75%, 07/15/2025		175,000	172,813
Teleflex, Inc.
4.63%, 11/15/2027		772,000	729,540
Tenet Healthcare Corp.
4.50%, 04/01/2021		352,000	348,480
4.38%, 10/01/2021		300,000	295,125
7.50%, 01/01/2022 (1)		10,000	10,400
4.63%, 07/15/2024 (1)		1,929,000	1,827,149
Teva Pharmaceutical Finance Netherlands II BV
3.25%, 04/15/2022	EUR	1,200,000	1,421,791
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026		$5,355,000	4,302,437
6.75%, 03/01/2028		2,110,000	2,149,824
Teva Pharmaceutical Finance Netherlands IV BV
0.13%, 07/27/2018	CHF	9,615,000	9,704,324
Teva Pharmaceutical Finance V BV
1.50%, 10/25/2018		5,120,000	5,183,076
Transcanada Trust
5.30% (3 Month LIBOR USD + 3.21%), 03/15/2077 (2)		$2,555,000	2,415,791
Transurban Finance Co. Pty Ltd.
4.13%, 02/02/2026 (1)		155,000	153,216
3.38%, 03/22/2027 (1)		2,635,000	2,430,831

UBM Plc
5.75%, 11/03/2020 (1)(13)	2,925,000	2,982,657
UnitedHealth Group, Inc.
1.95%, 10/15/2020	300,000	292,671
3.85%, 06/15/2028	5,000,000	5,005,701
4.75%, 07/15/2045	1,712,000	1,827,647
4.20%, 01/15/2047	1,288,000	1,260,756
Universal Health Services, Inc.
4.75%, 08/01/2022 (1)	7,595,000	7,642,469
5.00%, 06/01/2026 (1)	7,497,000	7,300,204
University of Southern California
3.03%, 10/01/2039	2,750,000	2,491,971
Valeant Pharmaceuticals International, Inc.
7.00%, 03/15/2024 (1)	2,750,000	2,876,335
6.13%, 04/15/2025 (1)	2,317,000	2,134,536
5.50%, 11/01/2025 (1)	1,364,000	1,344,222
Verisk Analytics, Inc.
4.88%, 01/15/2019	540,000	544,869
VOC Escrow Ltd.
5.00%, 02/15/2028 (1)	240,000	226,730
Walgreens Boots Alliance, Inc.
2.70%, 11/18/2019	3,555,000	3,539,998
WellCare Health Plans, Inc.
5.25%, 04/01/2025	785,000	781,075
Wm Wrigley Jr Co.
2.40%, 10/21/2018 (1)	1,620,000	1,618,862
Zimmer Biomet Holdings, Inc.
2.70%, 04/01/2020	2,125,000	2,104,325
3.70%, 03/19/2023	3,145,000	3,121,513

		585,858,848

Diversified - 0.06%
Hutchison Whampoa International 14 Ltd.
3.63%, 10/31/2024	4,700,000	4,624,039
RWT Holdings, Inc.
5.63%, 11/15/2019	1,460,000	1,475,163

		6,099,202

Energy - 2.98%
Andeavor
4.75%, 12/15/2023	1,580,000	1,639,012
5.13%, 12/15/2026	1,955,000	2,044,277
3.80%, 04/01/2028	2,245,000	2,119,482
Andeavor Logistics LP / Tesoro Logistics Finance Corp.
4.25%, 12/01/2027	5,655,000	5,440,519
Antero Resources Corp.
5.00%, 03/01/2025	400,000	398,000
APT Pipelines Ltd.
3.88%, 10/11/2022 (1)	1,360,000	1,360,549
4.25%, 07/15/2027 (1)	7,305,000	7,157,708
Boardwalk Pipelines LP
3.38%, 02/01/2023	330,000	317,695
5.95%, 06/01/2026	1,610,000	1,725,941
4.45%, 07/15/2027	600,000	582,396
BP Capital Markets PLC
4.74%, 03/11/2021	3,025,000	3,148,617
Canadian Natural Resources Ltd.
3.85%, 06/01/2027	890,000	867,907
6.25%, 03/15/2038	1,345,000	1,585,639
Cenovus Energy, Inc.
5.70%, 10/15/2019	40,000	41,024
4.25%, 04/15/2027	380,000	365,881
Centennial Resource Production LLC
5.38%, 01/15/2026 (1)	850,000	826,625
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/2027	195,000	193,294
Cheniere Energy Partners LP
5.25%, 10/01/2025 (1)	93,000	90,717
Chesapeake Energy Corp.
5.50%, 09/15/2026	4,090,000	4,156,606
Chevron Corp.
2.43%, 06/24/2020	1,545,000	1,535,283
2.42%, 11/17/2020	1,550,000	1,532,869
Cimarex Energy Co.
4.38%, 06/01/2024	894,000	901,034
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/2024	4,000,000	4,044,808
Concho Resources, Inc.
3.75%, 10/01/2027	3,830,000	3,678,866
Continental Resources, Inc./OK
4.50%, 04/15/2023	250,000	253,863
3.80%, 06/01/2024	8,010,000	7,810,935

CrownRock LP / CrownRock Finance, Inc.
5.63%, 10/15/2025 (1)		525,000	506,625
Diamondback Energy, Inc.
4.75%, 11/01/2024		1,048,000	1,021,800
Enable Midstream Partners LP
2.40%, 05/15/2019		600,000	596,215
Enable Oklahoma Intrastate Transmission LLC
6.25%, 03/15/2020 (1)		3,235,000	3,358,868
Enbridge Energy Partners LP
5.88%, 10/15/2025		2,383,000	2,592,631
7.38%, 10/15/2045		1,245,000	1,582,950
Enbridge, Inc.
6.00% (3 Month LIBOR USD + 3.89%), 01/15/2077 (2)		5,190,000	4,878,600
Energy Transfer Equity LP
5.88%, 01/15/2024		265,000	271,625
5.50%, 06/01/2027		500,000	500,000
Energy Transfer Partners LP
4.15%, 10/01/2020		1,504,000	1,522,214
4.05%, 03/15/2025		4,555,000	4,396,127
4.75%, 01/15/2026		5,707,000	5,652,907
6.50%, 02/01/2042		1,000,000	1,028,855
5.15%, 03/15/2045		700,000	622,502
6.00%, 06/15/2048		6,125,000	6,105,460
Energy Transfer Partners LP / Regency Energy Finance Corp.
5.88%, 03/01/2022		1,521,000	1,608,610
4.50%, 11/01/2023		349,000	351,059
EnLink Midstream Partners LP
4.40%, 04/01/2024		35,000	33,656
4.15%, 06/01/2025		6,795,000	6,278,170
4.85%, 07/15/2026		2,215,000	2,098,157
EQT Midstream Partners LP
5.50%, 07/15/2028		10,390,000	10,384,242
Exxon Mobil Corp.
1.91%, 03/06/2020		2,515,000	2,479,526
Florida Gas Transmission Co. LLC
7.90%, 05/15/2019 (1)		4,000,000	4,164,271
Gazprom OAO Via Gaz Capital SA
3.70%, 07/25/2018	EUR	2,137,000	2,498,337
3.38%, 11/30/2018	CHF	18,450,000	18,843,108

Gulfport Energy Corp.
6.38%, 05/15/2025		$215,000	209,087
Helmerich & Payne International Drilling Co.
4.65%, 03/15/2025		1,894,000	1,955,032
Hess Corp.
4.30%, 04/01/2027		3,435,000	3,321,010
5.80%, 04/01/2047		2,000,000	2,068,679
KazMunayGas National Co. JSC
9.13%, 07/02/2018		100,000	100,000
Kinder Morgan, Inc.
5.30%, 12/01/2034		2,450,000	2,412,441
Nabors Industries, Inc.
0.75%, 01/15/2024		5,375,000	4,218,816
Newfield Exploration Co.
5.75%, 01/30/2022		225,000	234,281
5.63%, 07/01/2024		4,977,000	5,244,514
5.38%, 01/01/2026		412,000	421,270
Oceaneering International, Inc.
4.65%, 11/15/2024		2,605,000	2,487,430
Odebrecht Offshore Drilling Finance Ltd.
6.72%, 12/01/2022		41,686	37,517
Parsley Energy LLC / Parsley Finance Corp.
5.38%, 01/15/2025 (1)		300,000	297,750
5.25%, 08/15/2025 (1)		750,000	736,875
5.63%, 10/15/2027 (1)		250,000	248,125
Pertamina Persero PT
6.00%, 05/03/2042		280,000	278,224
6.00%, 05/03/2042		200,000	198,731
Peru LNG Srl
5.38%, 03/22/2030		4,000,000	3,960,000
Petrobras Global Finance BV
6.13%, 01/17/2022		7,341,000	7,465,797
5.30%, 01/27/2025 (1)		42,000	38,808
6.25%, 12/14/2026	GBP	5,330,000	7,078,253
7.38%, 01/17/2027		$4,122,000	4,116,848
6.00%, 01/27/2028 (1)		10,872,000	9,839,160
5.75%, 02/01/2029		7,180,000	6,312,153
5.63%, 05/20/2043		2,715,000	2,208,327
7.25%, 03/17/2044		555,000	513,375

Petroleos de Venezuela SA
6.00%, 05/16/2024 (10)	1,622,000	341,755
6.00%, 11/15/2026 (10)	3,900,000	819,000
5.38%, 04/12/2027 (10)	652,000	149,960
9.75%, 05/17/2035 (10)	830,000	195,714
5.50%, 04/12/2037 (10)	600,000	135,000
Petroleos Mexicanos
5.50%, 01/21/2021	5,655,000	5,821,766
6.38%, 02/04/2021	3,285,000	3,457,462
4.88%, 01/24/2022	2,315,000	2,335,372
5.38%, 03/13/2022	395,000	405,073
4.50%, 01/23/2026	1,105,000	1,036,711
6.50%, 03/13/2027	470,000	480,810
6.75%, 09/21/2047	150,000	142,575
Plains All American Pipeline LP / PAA Finance Corp.
2.85%, 01/31/2023	395,000	371,747
3.85%, 10/15/2023	1,780,000	1,734,198
4.65%, 10/15/2025	5,650,000	5,628,664
Raizen Fuels Finance SA
5.30%, 01/20/2027 (1)	560,000	539,000
Range Resources Corp.
4.88%, 05/15/2025	900,000	843,750
Reliance Holding USA, Inc.
5.40%, 02/14/2022	3,900,000	4,048,028
Rockies Express Pipeline LLC
5.63%, 04/15/2020 (1)	1,150,000	1,177,312
Sabine Pass Liquefaction LLC
5.63%, 02/01/2021	2,000,000	2,091,617
5.75%, 05/15/2024	2,350,000	2,509,186
5.63%, 03/01/2025	2,199,000	2,338,370
5.88%, 06/30/2026	2,130,000	2,283,716
5.00%, 03/15/2027	7,659,000	7,780,369
4.20%, 03/15/2028	1,900,000	1,826,435
Schlumberger Holdings Corp.
3.00%, 12/21/2020 (1)	525,000	521,826
Seven Generations Energy Ltd.
5.38%, 09/30/2025 (1)	10,240,000	9,843,200
Shell International Finance BV
2.13%, 05/11/2020	1,620,000	1,600,522
4.38%, 05/11/2045	1,000,000	1,024,202

SM Energy Co.
1.50%, 07/01/2021	285,000	293,604
6.13%, 11/15/2022	10,000	10,250
5.00%, 01/15/2024	115,000	108,819
5.63%, 06/01/2025	75,000	72,375
Southern Natural Gas Co. LLC
4.80%, 03/15/2047 (1)	1,000,000	1,039,275
Southwestern Energy Co.
6.70%, 01/23/2025	5,205,000	5,094,394
Sunoco Logistics Partners Operations LP
4.25%, 04/01/2024	1,500,000	1,484,067
4.00%, 10/01/2027	16,730,000	15,628,091
5.40%, 10/01/2047	5,000,000	4,584,211
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.13%, 11/15/2019	380,000	380,000
4.25%, 11/15/2023	2,400,000	2,304,000
6.75%, 03/15/2024	825,000	866,250
TC PipeLines LP
3.90%, 05/25/2027	3,325,000	3,125,101
Tesoro Logistics LP / Tesoro Logistics Finance Corp.
5.25%, 01/15/2025	390,000	399,703
Texas Eastern Transmission LP
2.80%, 10/15/2022 (1)	3,125,000	2,986,922
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/2028 (1)	3,410,000	3,312,721
4.60%, 03/15/2048 (1)	1,025,000	985,021
Transocean Phoenix 2 Ltd.
7.75%, 10/15/2024 (1)	79,900	85,593
Transocean Proteus Ltd.
6.25%, 12/01/2024 (1)	356,150	359,711
Valero Energy Partners LP
4.50%, 03/15/2028	3,670,000	3,606,765
Whiting Petroleum Corp.
1.25%, 04/01/2020	900,000	858,988
Williams Partners LP
5.25%, 03/15/2020	1,000,000	1,030,850
3.60%, 03/15/2022	1,135,000	1,129,154
3.35%, 08/15/2022	1,000,000	977,006
6.30%, 04/15/2040	1,323,000	1,476,572
4.85%, 03/01/2048	2,300,000	2,189,515

Woodside Finance Ltd.
3.65%, 03/05/2025 (1)	5,610,000	5,465,547
3.70%, 09/15/2026 (1)	2,885,000	2,771,300
3.70%, 03/15/2028 (1)	2,659,000	2,511,887

		329,819,597

Financials - 12.89%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.75%, 05/15/2019	2,000,000	2,011,936
4.50%, 05/15/2021	8,325,000	8,488,901
5.00%, 10/01/2021	2,000,000	2,060,650
3.50%, 05/26/2022	820,000	801,858
4.13%, 07/03/2023	11,600,000	11,533,693
3.65%, 07/21/2027	5,535,000	5,037,225
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust
3.95%, 02/01/2022	5,972,000	5,935,261
4.63%, 07/01/2022	450,000	458,759
Aflac, Inc.
3.63%, 11/15/2024	1,490,000	1,475,123
AIA Group Ltd.
3.90%, 04/06/2028 (1)	2,945,000	2,936,253
Air Lease Corp.
2.13%, 01/15/2020	1,850,000	1,815,758
2.50%, 03/01/2021	3,100,000	3,017,977
3.88%, 04/01/2021	2,540,000	2,558,448
2.63%, 07/01/2022	2,000,000	1,915,904
2.75%, 01/15/2023	1,780,000	1,694,952
3.63%, 12/01/2027	1,110,000	1,012,911
Aircastle Ltd.
5.00%, 04/01/2023	5,090,000	5,121,405
4.13%, 05/01/2024	5,365,000	5,137,524
Alexandria Real Estate Equities, Inc.
3.90%, 06/15/2023	1,000,000	1,002,635
4.00%, 01/15/2024	1,690,000	1,698,672
3.45%, 04/30/2025	2,115,000	2,023,259
4.30%, 01/15/2026	4,000,000	4,000,838
3.95%, 01/15/2028	490,000	470,519
Allied World Assurance Co Holdings Ltd.
4.35%, 10/29/2025	2,490,000	2,421,703

Ally Financial, Inc.
4.75%, 09/10/2018		600,000	601,125
3.25%, 11/05/2018		505,000	505,000
8.00%, 12/31/2018		893,000	909,744
4.63%, 03/30/2025		7,655,000	7,540,175
8.00%, 11/01/2031		12,704,000	15,117,760
8.00%, 11/01/2031		8,000	9,480
Ambac LSNI LLC
7.34% (3 Month LIBOR USD + 5.00%, 6.00% Floor), 02/12/2023 (1)(2)		1,858,372	1,886,341
American Campus Communities Operating Partnership LP
3.35%, 10/01/2020		7,110,000	7,090,697
4.13%, 07/01/2024		2,230,000	2,217,882
3.63%, 11/15/2027		920,000	861,494
American Homes 4 Rent LP
4.25%, 02/15/2028		73,000	69,883
American Tower Corp.
3.40%, 02/15/2019		2,915,000	2,922,869
2.80%, 06/01/2020		1,500,000	1,487,068
3.00%, 06/15/2023		3,010,000	2,885,222
Ardonagh Midco 3 Plc
8.38%, 07/15/2023	GBP	400,000	532,478
8.38%, 07/15/2023 (1)		600,000	798,716
Athene Holding Ltd.
4.13%, 01/12/2028		$7,439,000	6,857,298
Avolon Holdings Funding Ltd.
5.50%, 01/15/2023 (1)		570,000	568,575
AXA Equitable Holdings, Inc.
3.90%, 04/20/2023 (1)		6,474,000	6,420,861
4.35%, 04/20/2028 (1)		446,000	426,193
5.00%, 04/20/2048 (1)		260,000	239,354
Banco Bilbao Vizcaya Argentaria SA
6.75% (5 Year Swap Rate EUR + 6.60%), 05/18/2020 (2)	EUR	1,600,000	1,943,221
8.88% (5 Year Swap Rate EUR + 9.18%), 07/14/2021 (2)		1,000,000	1,307,994
7.00% (5 Year Swap Rate EUR + 6.16%), 12/29/2049 (2)		3,800,000	4,537,519
Banco de Bogota SA
4.38%, 08/03/2027		$4,700,000	4,382,750
Banco Santander SA
3.50%, 04/11/2022		4,400,000	4,290,763
3.85%, 04/12/2023		200,000	195,534
5.18%, 11/19/2025		2,400,000	2,417,626
3.80%, 02/23/2028		4,200,000	3,834,688

Bank of America Corp.
7.63%, 06/01/2019		9,000,000	9,372,909
2.37% (3 Month LIBOR USD + 0.66%), 07/21/2021 (2)		5,055,000	4,955,168
2.74% (3 Month LIBOR USD + 0.37%), 01/23/2022 (2)		8,835,000	8,681,861
3.50% (3 Month LIBOR USD + 0.63%), 05/17/2022 (2)		7,500,000	7,495,538
2.99% (3 Month LIBOR USD + 0.65%), 06/25/2022 (2)		2,400,000	2,397,432
3.30%, 01/11/2023		9,015,000	8,879,909
3.00% (3 Month LIBOR USD + 0.79%), 12/20/2023 (2)		8,773,000	8,506,919
3.55% (3 Month LIBOR USD + 0.78%), 03/05/2024 (2)		3,800,000	3,759,863
4.00%, 04/01/2024		3,955,000	3,988,086
3.09% (3 Month LIBOR USD + 1.09%), 10/01/2025 (2)		4,865,000	4,631,780
4.25%, 10/22/2026		8,975,000	8,865,677
3.25%, 10/21/2027		12,830,000	11,952,447
3.82% (3 Month LIBOR USD + 1.58%), 01/20/2028 (2)		2,630,000	2,564,496
3.71% (3 Month LIBOR USD + 1.51%), 04/24/2028 (2)		8,100,000	7,808,989
3.59% (3 Month LIBOR USD + 1.37%), 07/21/2028 (2)		670,000	639,429
5.88% (3 Month LIBOR USD + 2.93%), 09/15/2028 (2)		11,432,000	11,174,780
3.42% (3 Month LIBOR USD + 1.04%), 12/20/2028 (2)		4,632,000	4,360,095
4.24% (3 Month LIBOR USD + 1.81%), 04/24/2038 (2)		415,000	402,657
Bank of Montreal
1.50%, 07/18/2019		4,000,000	3,944,950
Bank of New York Mellon Corp.
2.30%, 09/11/2019		2,000,000	1,989,126
2.66% (3 Month LIBOR USD + 0.63%), 05/16/2023 (2)		6,000,000	5,820,829
Barclays Bank Plc
5.14%, 10/14/2020		765,000	783,358
14.00% (3 Month LIBOR GBP + 13.40%), 12/15/2166 (2)	GBP	3,000,000	4,375,284
Barclays Plc
3.68%, 01/10/2023		$3,060,000	2,974,790
4.34% (3 Month LIBOR USD + 1.36%), 05/16/2024 (2)		8,195,000	8,090,985
4.38%, 09/11/2024		4,635,000	4,503,273
4.38%, 01/12/2026		2,670,000	2,593,278
5.20%, 05/12/2026		2,560,000	2,514,844
4.84%, 05/09/2028		4,500,000	4,248,248
3.25%, 01/17/2033	GBP	600,000	723,051
8.25% (5 Year Swap Rate USD + 6.71%), 12/15/2048 (2)		$19,765,000	20,082,940
6.50% (5 Year Swap Rate EUR + 5.88%), 06/15/2049 (2)	EUR	2,400,000	2,884,938
8.00% (5 Year Swap Rate EUR + 6.75%), 12/15/2049 (2)		3,300,000	4,268,022
7.25% (5 Year Swap Rate GBP + 6.46%), 03/15/2163 (2)	GBP	14,083,000	19,073,904

BBVA Bancomer SA/Texas
4.38%, 04/10/2024 (1)	$2,800,000	2,790,200
Berkshire Hathaway Finance Corp.
1.30%, 08/15/2019	1,880,000	1,851,668
4.40%, 05/15/2042	1,000,000	1,021,084
BNP Paribas SA
2.95%, 05/23/2022 (1)	1,920,000	1,852,909
3.80%, 01/10/2024 (1)	3,145,000	3,073,114
BOC Aviation Ltd.
3.41% (3 Month LIBOR USD + 1.05%), 05/02/2021 (1)(2)	600,000	603,246
Boston Properties LP
5.63%, 11/15/2020	2,310,000	2,420,510
3.85%, 02/01/2023	3,245,000	3,260,472
3.20%, 01/15/2025	4,110,000	3,911,156
3.65%, 02/01/2026	415,000	400,137
2.75%, 10/01/2026	5,660,000	5,101,185
BPCE SA
3.00%, 05/22/2022 (1)	3,710,000	3,583,337
4.88%, 04/01/2026 (1)	2,740,000	2,716,898
3.50%, 10/23/2027 (1)	1,880,000	1,715,998
Brixmor Operating Partnership LP
3.88%, 08/15/2022	644,000	641,465
3.65%, 06/15/2024	3,624,000	3,499,570
3.85%, 02/01/2025	1,680,000	1,619,884
4.13%, 06/15/2026	2,980,000	2,883,393
3.90%, 03/15/2027	2,553,000	2,412,493
Brookfield Finance, Inc.
3.90%, 01/25/2028	276,000	260,821
4.70%, 09/20/2047	582,000	550,327
Capital One Bank USA NA
3.38%, 02/15/2023	4,443,000	4,326,353
Capital One Financial Corp.
3.30%, 10/30/2024	4,865,000	4,618,887
4.25%, 04/30/2025	2,880,000	2,869,463
Capital One NA
2.35%, 08/17/2018	1,000,000	999,678
Carlyle Holdings Finance LLC
3.88%, 02/01/2023 (1)	1,596,000	1,592,313
CBL & Associates LP
5.95%, 12/15/2026	280,000	235,736
CBRE Services, Inc.
4.88%, 03/01/2026	1,235,000	1,277,549

CC Holdings GS V LLC / Crown Castle GS III Corp.
3.85%, 04/15/2023		2,450,000	2,427,003
CIT Group, Inc.
4.13%, 03/09/2021		198,000	196,762
5.25%, 03/07/2025		180,000	181,350
Citibank NA
3.05%, 05/01/2020		1,640,000	1,639,341
Citigroup, Inc.
2.15%, 07/30/2018		7,055,000	7,053,464
2.50%, 09/26/2018		5,000,000	4,998,582
2.05%, 12/07/2018		3,000,000	2,994,303
2.55%, 04/08/2019		5,000,000	4,991,377
8.50%, 05/22/2019		7,000,000	7,339,990
2.05%, 06/07/2019		2,200,000	2,182,697
2.50%, 07/29/2019		2,034,000	2,025,295
3.23% (90 Day Australian Bank Bill Swap Rate + 1.25%), 08/07/2019 (2)	AUD	13,020,000	9,683,898
2.40%, 02/18/2020		$2,260,000	2,231,114
3.14% (3 Month LIBOR USD + 0.72%), 01/24/2023 (2)		4,000,000	3,917,744
2.88% (3 Month LIBOR USD + 0.95%), 07/24/2023 (2)		3,235,000	3,118,552
3.73% (3 Month LIBOR USD + 1.43%), 09/01/2023 (2)		3,473,000	3,544,434
3.20%, 10/21/2026		6,430,000	5,982,843
3.89% (3 Month LIBOR USD + 1.56%), 01/10/2028 (2)		3,195,000	3,094,692
3.67% (3 Month LIBOR USD + 1.39%), 07/24/2028 (2)		2,870,000	2,728,488
4.08% (3 Month LIBOR USD + 1.19%), 04/23/2029 (2)		525,000	515,080
CNA Financial Corp.
5.88%, 08/15/2020		1,700,000	1,787,047
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
4.38%, 08/04/2025		1,225,000	1,200,666
Cooperatieve Rabobank
6.63% (5 Year Swap Rate EUR + 6.70%), 06/29/2166 (2)	EUR	1,600,000	2,099,707
CPPIB Capital, Inc.
1.25%, 09/20/2019 (1)		$7,400,000	7,271,425
Credit Agricole SA
3.25%, 10/04/2024 (1)		5,045,000	4,748,808
4.38%, 03/17/2025 (1)		1,717,000	1,656,421
4.00% (5 Year Swap Rate USD + 1.64%), 01/10/2033 (1)(2)		13,548,000	12,361,943
8.13% (5 Year Swap Rate USD + 6.28%), 09/19/2033 (2)		4,200,000	4,234,877
Credit Agricole SA/London
3.38% (3 Month LIBOR USD + 1.02%), 04/24/2023 (1)(2)		250,000	249,294
3.75%, 04/24/2023 (1)		250,000	244,855

Credit Suisse Group AG
3.00% (3 Month LIBOR USD + 1.20%), 12/14/2023 (1)(2)		2,490,000	2,381,297
Crown Castle International Corp.
4.88%, 04/15/2022		4,006,000	4,128,750
5.25%, 01/15/2023		565,000	591,845
3.20%, 09/01/2024		3,639,000	3,432,922
4.00%, 03/01/2027		1,461,000	1,405,940
3.65%, 09/01/2027		862,000	801,488
4.75%, 05/15/2047		3,255,000	3,065,972
CSCEC Finance Cayman II Ltd.
2.25%, 06/14/2019		1,900,000	1,870,979
CTR Partnership LP / CareTrust Capital Corp.
5.25%, 06/01/2025		194,000	187,210
DDR Corp.
4.70%, 06/01/2027		8,000,000	8,053,971
Deutsche Bank AG/New York NY
3.31% (3 Month LIBOR USD + 0.97%), 07/13/2020 (2)		46,000	45,711
3.95%, 02/27/2023		100,000	95,989
Dexia Credit Local SA
2.25%, 02/18/2020 (1)		7,070,000	6,998,541
Digital Realty Trust LP
4.75%, 10/01/2025		1,640,000	1,689,493
Discover Bank
2.60%, 11/13/2018		2,010,000	2,008,848
3.10%, 06/04/2020		2,000,000	1,989,643
Discover Financial Services
3.95%, 11/06/2024		2,167,000	2,113,760
3.75%, 03/04/2025		11,762,000	11,227,643
Doric Nimrod Air Finance Alpha Ltd. 2012-1 Class A Pass Through Trust
5.13%, 11/30/2022 (1)		4,114,046	4,244,853
Education Realty Operating Partnership LP
4.60%, 12/01/2024		4,925,000	4,943,400
Equinix, Inc.
2.88%, 02/01/2026	EUR	200,000	220,261
ERP Operating LP
3.50%, 03/01/2028		$138,000	133,166
Essex Portfolio LP
3.88%, 05/01/2024		4,200,000	4,167,801
3.63%, 05/01/2027		2,785,000	2,662,519
Exela Intermediate LLC / Exela Finance, Inc.
10.00%, 07/15/2023 (1)		300,000	306,375

Fairfax Financial Holdings Ltd.
4.85%, 04/17/2028 (1)		196,000	194,200
Farmers Exchange Capital II
6.15% (3 Month LIBOR USD + 3.74%), 11/01/2053 (1)(2)		280,000	305,578
Farmers Exchange Capital III
5.45% (3 Month LIBOR USD + 3.45%), 10/15/2054 (1)(2)		4,000,000	4,028,280
Farmers Insurance Exchange
4.75% (3 Month LIBOR USD + 3.23%), 11/01/2057 (1)(2)		3,000,000	2,737,420
Freedom Mortgage Corp.
8.25%, 04/15/2025 (1)		427,000	420,595
G4S International Finance Plc
1.50%, 01/09/2023	EUR	100,000	118,962
GE Capital International Funding Co.
2.34%, 11/15/2020		$3,000,000	2,930,896
4.42%, 11/15/2035		3,300,000	3,194,998
Goldman Sachs Bank USA/New York NY
3.20%, 06/05/2020		5,640,000	5,660,530
Goldman Sachs Group, Inc.
7.50%, 02/15/2019		8,865,000	9,109,949
2.55%, 10/23/2019		3,850,000	3,826,310
2.63%, 04/25/2021		7,164,000	7,009,804
5.75%, 01/24/2022		2,190,000	2,342,756
3.00%, 04/26/2022		2,120,000	2,072,365
3.63%, 01/22/2023		5,055,000	5,020,162
2.91% (3 Month LIBOR USD + 1.05%), 06/05/2023 (2)		1,920,000	1,851,557
3.50%, 01/23/2025		2,622,000	2,531,279
3.75%, 05/22/2025		5,500,000	5,367,798
3.27% (3 Month LIBOR USD + 1.20%), 09/29/2025 (2)		3,700,000	3,515,047
3.50%, 11/16/2026		5,660,000	5,331,025
3.69% (3 Month LIBOR USD + 1.51%), 06/05/2028 (2)		6,585,000	6,240,127
3.81% (3 Month LIBOR USD + 1.16%), 04/23/2029 (2)		4,100,000	3,894,984
4.22% (3 Month LIBOR USD + 1.30%), 05/01/2029 (2)		2,500,000	2,461,939
Goodman U.S. Finance Three LLC
3.70%, 03/15/2028 (1)		463,000	436,571
Growthpoint Properties International Pty Ltd.
5.87%, 05/02/2023 (1)		200,000	202,948
HCP, Inc.
3.75%, 02/01/2019		4,000,000	4,010,036
2.63%, 02/01/2020		5,635,000	5,567,590
4.20%, 03/01/2024		1,175,000	1,173,769

Healthcare Realty Trust, Inc.
3.75%, 04/15/2023		1,356,000	1,330,890
3.63%, 01/15/2028		1,605,000	1,502,330
Healthcare Trust of America Holdings LP
2.95%, 07/01/2022		3,335,000	3,226,039
Hercules Capital, Inc.
4.38%, 02/01/2022		160,000	159,364
Highwoods Realty LP
4.13%, 03/15/2028		1,840,000	1,806,208
Hospitality Properties Trust
3.95%, 01/15/2028		5,605,000	5,119,028
Host Hotels & Resorts LP
5.25%, 03/15/2022		2,500,000	2,603,849
3.75%, 10/15/2023		2,175,000	2,130,965
4.50%, 02/01/2026		1,600,000	1,598,270
Howard Hughes Corp.
5.38%, 03/15/2025 (1)		2,182,000	2,141,087
HSBC Holdings Plc
2.93% (3 Month LIBOR USD + 0.60%), 05/18/2021 (2)		1,200,000	1,201,748
2.95%, 05/25/2021		1,805,000	1,779,959
2.65%, 01/05/2022		1,340,000	1,297,100
3.26% (3 Month LIBOR USD + 1.06%), 03/13/2023 (2)		1,585,000	1,552,309
3.33% (3 Month LIBOR USD + 1.00%), 05/18/2024 (2)		600,000	598,200
3.95% (3 Month LIBOR USD + 0.99%), 05/18/2024 (2)		8,015,000	7,992,720
4.58% (3 Month LIBOR USD + 1.53%), 06/19/2029 (2)		1,400,000	1,413,484
6.38% (5 Year Mid Swap Rate USD + 4.37%), 03/29/2049 (2)		1,500,000	1,471,875
6.25% (5 Year Mid Swap Rate USD + 3.45%), 09/23/2163 (2)		1,000,000	981,250
6.50% (5 Year Mid Swap Rate USD + 3.61%), 09/23/2163 (2)		1,620,000	1,555,200
ING Bank NV
5.80%, 09/25/2023 (1)		10,810,000	11,450,656
4.13% (5 Year Mid Swap Rate USD + 2.70%), 11/21/2023 (2)		1,840,000	1,844,416
International Lease Finance Corp.
7.13%, 09/01/2018 (1)		500,000	503,262
6.25%, 05/15/2019		1,500,000	1,537,917
8.25%, 12/15/2020		1,700,000	1,871,189
Intesa Sanpaolo SpA
3.13%, 07/14/2022 (1)		8,705,000	8,032,330
5.02%, 06/26/2024 (1)		9,075,000	8,233,887
5.71%, 01/15/2026 (1)		555,000	507,319
3.88%, 01/12/2028 (1)		2,220,000	1,902,288
4.38%, 01/12/2048 (1)		2,730,000	2,123,415
7.00% (5 Year Swap Rate EUR + 6.88%), 01/19/2167 (2)	EUR	200,000	238,472

iStar, Inc.
3.13%, 09/15/2022 (1)	$3,190,000	3,102,001
5.25%, 09/15/2022	2,665,000	2,591,712
Jackson National Life Global Funding
1.88%, 10/15/2018 (1)	1,000,000	998,291
Jefferies Finance LLC / JFIN Co-Issuer Corp.
7.38%, 04/01/2020 (1)	13,670,000	13,734,659
7.25%, 08/15/2024 (1)	200,000	196,000
Jefferies Group LLC
6.45%, 06/08/2027	3,660,000	3,947,776
6.25%, 01/15/2036	1,430,000	1,465,216
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
4.15%, 01/23/2030	7,180,000	6,332,942
JPMorgan Chase & Co.
2.75%, 06/23/2020	400,000	396,428
4.50%, 01/24/2022	3,440,000	3,557,481
3.51% (3 Month LIBOR USD + 0.61%), 06/18/2022 (2)	6,380,000	6,384,425
2.70%, 05/18/2023	1,850,000	1,775,387
3.59% (3 Month LIBOR USD + 1.23%), 10/24/2023 (2)	6,125,000	6,235,399
3.22% (3 Month LIBOR USD + 1.16%), 03/01/2025 (2)	3,000,000	2,893,044
3.90%, 07/15/2025	9,600,000	9,561,042
3.30%, 04/01/2026	5,825,000	5,568,398
2.95%, 10/01/2026	12,325,000	11,444,489
3.78% (3 Month LIBOR USD + 1.34%), 02/01/2028 (2)	4,000,000	3,895,714
3.54% (3 Month LIBOR USD + 1.38%), 05/01/2028 (2)	11,140,000	10,661,352
3.88% (3 Month LIBOR USD + 1.36%), 07/24/2038 (2)	1,165,000	1,077,231
JPMorgan Chase Bank NA
2.61% (3 Month LIBOR USD + 0.25%), 02/13/2020 (2)	10,500,000	10,497,257
2.60% (3 Month LIBOR USD + 0.28%), 02/01/2021 (2)	11,055,000	10,958,291
3.09% (3 Month LIBOR USD + 0.35%), 04/26/2021 (2)	9,000,000	8,978,575
Kennedy-Wilson, Inc.
5.88%, 04/01/2024 (1)	224,000	217,280
Kilroy Realty LP
3.45%, 12/15/2024	1,845,000	1,770,462
4.38%, 10/01/2025	2,345,000	2,347,534
Kimco Realty Corp.
2.70%, 03/01/2024	5,600,000	5,199,234
3.30%, 02/01/2025	880,000	833,576

Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
5.88%, 08/01/2021 (1)		1,025,000	1,047,499
5.25%, 10/01/2025 (1)		3,490,000	3,275,539
Lazard Group LLC
4.25%, 11/14/2020		2,684,000	2,736,419
Liberty Mutual Group, Inc.
4.85%, 08/01/2044 (1)		3,045,000	3,050,512
Liberty Property LP
4.13%, 06/15/2022		2,000,000	2,036,116
Lincoln National Corp.
4.35%, 03/01/2048		665,000	613,244
Lloyds Bank Plc
5.80%, 01/13/2020 (1)		2,000,000	2,075,633
2.85% (3 Month LIBOR USD + 0.49%), 05/07/2021 (2)		800,000	801,130
3.30%, 05/07/2021		1,600,000	1,597,042
Lloyds Banking Group Plc
2.91% (3 Month LIBOR USD + 0.81%), 11/07/2023 (2)		4,140,000	3,941,958
4.50%, 11/04/2024		2,825,000	2,791,626
4.45%, 05/08/2025		4,265,000	4,286,749
4.65%, 03/24/2026		8,450,000	8,311,443
4.38%, 03/22/2028		400,000	394,992
3.57% (3 Month LIBOR USD + 1.21%), 11/07/2028 (2)		420,000	387,353
7.00% (5 Year Swap Rate GBP + 5.06%), 06/27/2164 (2)	GBP	22,450,000	30,183,891
7.63% (5 Year Swap Rate GBP + 5.01%), 06/27/2164 (2)		1,900,000	2,740,401
Macquarie Bank Ltd.
2.60%, 06/24/2019 (1)		$4,000,000	3,987,817
Marsh & McLennan Cos, Inc.
4.35%, 01/30/2047		515,000	511,850
Metropolitan Life Global Funding I
1.55%, 09/13/2019 (1)		6,965,000	6,857,066
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
5.63%, 05/01/2024		1,079,000	1,092,487
Mid-America Apartments LP
3.60%, 06/01/2027		1,400,000	1,341,315
Mitchells & Butlers Finance Plc
2.79% (3 Month LIBOR USD + 0.45%), 12/15/2030 (2)		10,211,816	9,476,565
Mizuho Financial Group, Inc.
3.55%, 03/05/2023		4,915,000	4,877,808

Morgan Stanley
7.30%, 05/13/2019		9,000,000	9,328,717
2.38%, 07/23/2019		4,000,000	3,976,704
5.63%, 09/23/2019		4,274,000	4,404,052
3.16% (3 Month LIBOR USD + 0.80%), 02/14/2020 (2)		3,825,000	3,836,597
3.29% (3 Month LIBOR USD + 0.93%), 07/22/2022 (2)		1,000,000	1,008,055
4.88%, 11/01/2022		1,365,000	1,415,372
3.75%, 02/25/2023		6,845,000	6,850,533
3.70%, 10/23/2024		12,765,000	12,596,802
5.00%, 11/24/2025		11,385,000	11,798,349
3.88%, 01/27/2026		3,025,000	2,976,707
3.13%, 07/27/2026		900,000	836,908
3.63%, 01/20/2027		2,875,000	2,765,957
3.95%, 04/23/2027		2,630,000	2,506,235
3.59% (3 Month LIBOR USD + 1.34%), 07/22/2028 (2)		3,705,000	3,520,062
3.97% (3 Month LIBOR USD + 1.46%), 07/22/2038 (2)		1,805,000	1,671,346
MPT Operating Partnership LP / MPT Finance Corp.
5.25%, 08/01/2026		40,000	39,200
5.00%, 10/15/2027		1,855,000	1,771,525
Nationwide Building Society
3.77% (3 Month LIBOR USD + 1.06%), 03/08/2024 (1)(2)		1,000,000	978,897
4.30% (3 Month LIBOR USD + 1.45%), 03/08/2029 (1)(2)		1,000,000	962,445
6.88% (5 Year Swap Rate GBP + 4.88%), 03/11/2049 (2)	GBP	2,550,000	3,435,769
Nationwide Mutual Insurance Co.
4.63% (3 Month LIBOR USD + 2.29%), 12/15/2024 (1)(2)		$1,050,000	1,049,981
Navient Corp.
5.50%, 01/15/2019		2,140,000	2,157,120
4.88%, 06/17/2019		7,550,000	7,587,750
8.00%, 03/25/2020		4,503,000	4,750,665
5.88%, 03/25/2021		9,493,000	9,635,395
6.63%, 07/26/2021		1,990,000	2,044,128
6.50%, 06/15/2022		242,000	247,748
New York Life Global Funding
1.55%, 11/02/2018 (1)		2,000,000	1,993,735
1.50%, 10/24/2019 (1)		7,230,000	7,095,081
1.70%, 09/14/2021 (1)		6,775,000	6,447,831
2.35%, 07/14/2026 (1)		1,000,000	909,129
NTT Finance Corp.
1.90%, 07/21/2021		6,860,000	6,576,332
Nuveen Finance LLC
4.13%, 11/01/2024 (1)		4,775,000	4,746,750

Old Republic International Corp.
4.88%, 10/01/2024	1,365,000	1,414,510
3.88%, 08/26/2026	6,590,000	6,336,812
Omega Healthcare Investors, Inc.
4.50%, 01/15/2025	5,050,000	4,933,131
Oppenheimer Holdings, Inc.
6.75%, 07/01/2022	112,000	114,380
Physicians Realty LP
3.95%, 01/15/2028	177,000	165,124
PNC Bank NA
1.45%, 07/29/2019	2,000,000	1,971,968
PNC Financial Services Group, Inc./The
5.13%, 02/08/2020	2,000,000	2,063,826
Principal Financial Group, Inc.
4.70% (3 Month LIBOR USD + 3.04%), 05/15/2055 (2)	1,435,000	1,438,588
Prologis LP
3.75%, 11/01/2025	1,325,000	1,322,719
Protective Life Global Funding
2.70%, 11/25/2020 (1)	1,950,000	1,923,804
Provident Funding Associates LP / PFG Finance Corp.
6.38%, 06/15/2025 (1)	93,000	90,540
Quicken Loans, Inc.
5.75%, 05/01/2025 (1)	570,000	557,905
5.25%, 01/15/2028 (1)	2,815,000	2,596,274
Radiate Holdco LLC / Radiate Finance, Inc.
6.88%, 02/15/2023 (1)	220,000	211,200
Raymond James Financial, Inc.
5.63%, 04/01/2024	1,617,000	1,735,281
4.95%, 07/15/2046	2,575,000	2,616,576
Reckson Operating Partnership LP
7.75%, 03/15/2020	1,398,000	1,493,525
Regency Centers LP
3.60%, 02/01/2027	2,271,000	2,157,212
4.13%, 03/15/2028	1,655,000	1,635,354
Reinsurance Group of America, Inc.
5.00%, 06/01/2021	500,000	518,139
4.70%, 09/15/2023	1,000,000	1,033,463
Retail Opportunity Investments Partnership LP
4.00%, 12/15/2024	895,000	844,733
Rio Oil Finance Trust Series 2014-1
9.25%, 07/06/2024	340,657	364,503

Rio Oil Finance Trust Series 2014-3
9.75%, 01/06/2027		266,956	286,113
Rio Oil Finance Trust Series 2018-1
8.20%, 04/06/2028 (1)		500,000	506,500
Royal Bank of Scotland Group Plc
6.13%, 12/15/2022		3,025,000	3,182,592
3.50% (3 Month LIBOR USD + 1.48%), 05/15/2023 (2)		2,445,000	2,367,841
3.81% (3 Month LIBOR USD + 1.47%), 05/15/2023 (2)		1,187,000	1,192,814
3.88%, 09/12/2023		3,088,000	2,999,307
6.00%, 12/19/2023		5,575,000	5,848,166
5.13%, 05/28/2024		375,000	378,106
8.00% (5 Year Swap Rate USD + 5.72%), 12/29/2049 (2)		1,475,000	1,548,750
Santander Holdings USA, Inc.
3.70%, 03/28/2022		122,000	120,173
3.40%, 01/18/2023		184,000	177,598
4.40%, 07/13/2027		153,000	146,672
Santander UK Group Holdings Plc
2.88%, 10/16/2020		2,800,000	2,759,587
2.88%, 08/05/2021		2,450,000	2,373,320
3.57%, 01/10/2023		3,185,000	3,097,454
4.75%, 09/15/2025 (1)		1,025,000	1,000,927
6.75% (5 Year Swap Rate GBP + 5.79%), 06/24/2164 (2)	GBP	5,500,000	7,493,391
Santander UK Plc
2.50%, 03/14/2019		$3,000,000	2,993,985
2.35%, 09/10/2019		2,000,000	1,984,487
2.92% (3 Month LIBOR USD + 0.62%), 06/01/2021 (2)		400,000	399,772
3.40%, 06/01/2021		6,795,000	6,790,556
SBA Communications Corp.
4.00%, 10/01/2022 (1)		587,000	561,319
Simon Property Group LP
2.50%, 09/01/2020		1,530,000	1,508,152
Sirius International Group Ltd.
4.60%, 11/01/2026 (1)		1,140,000	1,066,595
SL Green Operating Partnership LP
3.25%, 10/15/2022		3,000,000	2,914,410
SL Green Realty Corp.
5.00%, 08/15/2018		1,963,000	1,965,922
4.50%, 12/01/2022		850,000	863,229

Societe Generale SA
4.25%, 04/14/2025 (1)	11,580,000	11,112,975
4.25%, 04/14/2025	5,550,000	5,326,167
4.75%, 11/24/2025 (1)	9,285,000	9,153,456
8.25% (5 Year Swap Rate USD + 6.39%), 09/29/2049 (2)	2,300,000	2,325,875
6.75% (5 Year Swap Rate USD + 3.93%), 10/06/2163 (1)(2)	400,000	367,000
Springleaf Finance Corp.
5.25%, 12/15/2019	1,339,000	1,355,737
8.25%, 12/15/2020	2,830,000	3,056,400
7.75%, 10/01/2021	4,360,000	4,687,000
6.13%, 05/15/2022	3,036,000	3,096,720
5.63%, 03/15/2023	3,700,000	3,680,390
6.88%, 03/15/2025	1,123,000	1,114,578
7.13%, 03/15/2026	1,396,000	1,389,020
Starwood Property Trust, Inc.
4.75%, 03/15/2025 (1)	222,000	213,120
Sunoco LP / Sunoco Finance Corp.
4.88%, 01/15/2023 (1)	204,000	195,840
Synchrony Financial
3.00%, 08/15/2019	1,335,000	1,332,366
4.50%, 07/23/2025	2,778,000	2,727,485
Teachers Insurance & Annuity Association of America
4.38% (3 Month LIBOR USD + 2.66%), 09/15/2054 (1)(2)	4,500,000	4,517,934
Thomson Reuters Corp.
3.35%, 05/15/2026	1,390,000	1,285,511
Toronto-Dominion Bank/The
3.63% (5 Year Swap Rate USD + 2.21%), 09/15/2031 (2)	3,335,000	3,136,962
Trinity Acquisition Plc
3.50%, 09/15/2021	200,000	198,348
UBS AG/Stamford CT
2.38%, 08/14/2019	6,000,000	5,962,603
UBS Group Funding Jersey Ltd.
4.13%, 09/24/2025 (1)	2,825,000	2,804,388
UBS Group Funding Switzerland AG
3.49%, 05/23/2023 (1)	4,100,000	4,006,850
2.86% (3 Month LIBOR USD + 0.95%), 08/15/2023 (1)(2)	1,110,000	1,063,959
UDR, Inc.
3.70%, 10/01/2020	3,500,000	3,528,982
4.63%, 01/10/2022	21,000	21,600
UniCredit SpA
3.75%, 04/12/2022 (1)	4,300,000	4,102,813
4.63%, 04/12/2027 (1)	2,950,000	2,741,553

Unum Group
3.88%, 11/05/2025	4,925,000	4,781,719
Vanke Real Estate Hong Kong Co. Ltd.
3.95%, 12/23/2019	2,920,000	2,926,027
Ventas Realty LP
2.70%, 04/01/2020	6,000,000	5,937,265
3.25%, 10/15/2026	2,000,000	1,843,466
3.85%, 04/01/2027	1,485,000	1,424,520
Vereit Operating Partnership LP
3.00%, 02/06/2019	800,000	799,636
4.60%, 02/06/2024	3,740,000	3,740,038
4.88%, 06/01/2026	2,710,000	2,700,835
3.95%, 08/15/2027	4,155,000	3,874,207
Visa, Inc.
4.30%, 12/14/2045	2,880,000	2,997,276
Voya Financial, Inc.
3.13%, 07/15/2024	2,680,000	2,530,640
WEA Finance LLC / Westfield UK & Europe Finance Plc
2.70%, 09/17/2019 (1)	7,709,000	7,676,848
Weingarten Realty Investors
3.25%, 08/15/2026	1,665,000	1,533,667
Wells Fargo & Co.
2.60%, 07/22/2020	310,000	305,986
2.63%, 07/22/2022	4,220,000	4,064,978
3.07%, 01/24/2023	4,705,000	4,573,831
3.55%, 09/29/2025	1,290,000	1,250,098
3.00%, 04/22/2026	10,757,000	9,998,836
3.00%, 10/23/2026	770,000	710,711
3.58% (3 Month LIBOR USD + 1.31%), 05/22/2028 (2)	10,290,000	9,855,379
Wells Fargo Bank NA
2.15%, 12/06/2019	4,000,000	3,956,297
2.40%, 01/15/2020	15,000,000	14,855,300
Welltower, Inc.
4.13%, 04/01/2019	6,000,000	6,035,181
5.25%, 01/15/2022	950,000	995,871
4.50%, 01/15/2024	650,000	660,714
4.00%, 06/01/2025	4,690,000	4,598,262
4.25%, 04/15/2028	101,000	99,204
WeWork Cos, Inc.
7.88%, 05/01/2025 (1)	264,000	252,780

Willis North America, Inc.
3.60%, 05/15/2024		9,375,000	9,056,336
WPC Eurobond BV
2.13%, 04/15/2027	EUR	400,000	465,670

			1,425,659,148

Industrials - 1.92%
Airbus Group Finance BV
2.70%, 04/17/2023 (1)		$1,610,000	1,555,086
Amcor Finance USA, Inc.
3.63%, 04/28/2026 (1)		2,990,000	2,837,590
4.50%, 05/15/2028 (1)		4,100,000	4,104,546
Arconic, Inc.
5.87%, 02/23/2022		1,520,000	1,586,120
Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc.
4.25%, 09/15/2022 (1)		400,000	392,500
4.63%, 05/15/2023 (1)		515,000	509,206
6.00%, 02/15/2025 (1)		1,200,000	1,168,500
Arrow Electronics, Inc.
3.25%, 09/08/2024		131,000	122,408
Autoridad del Canal de Panama
4.95%, 07/29/2035 (1)		200,000	208,250
Aviation Capital Group Corp.
2.88%, 01/20/2022 (1)		7,451,000	7,204,964
4.88%, 10/01/2025 (1)		2,789,000	2,896,593
Aviation Capital Group LLC
3.50%, 11/01/2027 (1)		755,000	691,045
Avnet, Inc.
3.75%, 12/01/2021		2,210,000	2,201,971
4.63%, 04/15/2026		12,420,000	12,234,644
Ball Corp.
4.38%, 12/15/2020		752,000	757,640
5.00%, 03/15/2022		750,000	771,562
Berry Global, Inc.
5.13%, 07/15/2023		800,000	793,000
4.50%, 02/15/2026 (1)		845,000	787,962
Boral Finance Pty Ltd.
3.00%, 11/01/2022 (1)		2,444,000	2,353,951
3.75%, 05/01/2028 (1)		3,520,000	3,350,639
Brambles USA, Inc.
4.13%, 10/23/2025 (1)		280,000	279,435

Caterpillar Financial Services Corp.
2.95%, 05/15/2020	5,870,000	5,864,414
Caterpillar, Inc.
3.90%, 05/27/2021	3,110,000	3,182,155
CCCI Treasure Ltd.
3.50% (5 Year CMT Rate + 7.19%), 12/29/2049 (2)	200,000	195,497
Clean Harbors, Inc.
5.13%, 06/01/2021	930,000	933,488
CRCC Yupeng Ltd.
3.95% (5 Year CMT Rate + 7.25%), 02/28/2049 (2)	200,000	199,204
Crown Americas LLC / Crown Americas Capital Corp. V
4.25%, 09/30/2026	845,000	773,175
DAE Funding LLC
4.00%, 08/01/2020 (1)	180,000	177,975
4.50%, 08/01/2022 (1)	230,000	223,100
5.00%, 08/01/2024 (1)	9,036,000	8,679,078
Eastern Creation Investment Holdings Ltd.
3.63%, 03/20/2019	200,000	199,113
Embraer Netherlands Finance BV
5.40%, 02/01/2027	7,085,000	7,330,495
Embraer Overseas Ltd.
5.70%, 09/16/2023 (1)	3,575,000	3,731,406
Energizer Gamma Acquisition, Inc.
6.38%, 07/15/2026 (1)	68,000	69,148
Fortress Transportation & Infrastructure Investors LLC
6.75%, 03/15/2022 (1)	3,400,000	3,476,500
General Dynamics Corp.
3.00%, 05/11/2021	5,260,000	5,242,708
General Electric Co.
5.00% (3 Month LIBOR USD + 3.33%), 12/29/2049 (2)	3,669,000	3,619,469
Graphic Packaging International LLC
4.88%, 11/15/2022	400,000	401,500
4.13%, 08/15/2024	619,000	594,302
Greenbrier Cos, Inc.
2.88%, 02/01/2024	2,975,000	3,423,466
Itron, Inc.
5.00%, 01/15/2026 (1)	800,000	759,760
Jabil, Inc.
4.70%, 09/15/2022	3,685,000	3,781,179
John Deere Capital Corp.
2.55%, 01/08/2021	3,340,000	3,300,020

Keysight Technologies, Inc.
4.55%, 10/30/2024	3,234,000	3,271,616
4.60%, 04/06/2027	4,945,000	4,965,130
L3 Technologies, Inc.
4.40%, 06/15/2028	7,324,000	7,286,986
Lockheed Martin Corp.
2.90%, 03/01/2025	5,635,000	5,361,533
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	265,000	267,298
4.25%, 12/15/2047	3,895,000	3,372,882
Masco Corp.
3.50%, 04/01/2021	6,053,000	6,044,625
Multi-Color Corp.
4.88%, 11/01/2025 (1)	800,000	745,000
Northrop Grumman Corp.
3.20%, 02/01/2027	2,000,000	1,884,077
3.25%, 01/15/2028	3,730,000	3,509,361
OI European Group BV
4.00%, 03/15/2023 (1)	1,250,000	1,165,625
Owens Corning
4.20%, 12/15/2022	35,000	35,075
4.20%, 12/01/2024	1,347,000	1,328,347
Park Aerospace Holdings Ltd.
3.63%, 03/15/2021 (1)	261,000	252,844
5.25%, 08/15/2022 (1)	5,514,000	5,458,915
4.50%, 03/15/2023 (1)	465,000	441,657
5.50%, 02/15/2024 (1)	3,667,000	3,620,392
Pelabuhan Indonesia III Persero PT
4.50%, 05/02/2023 (1)	400,000	396,942
Penske Truck Leasing Co. Lp / PTL Finance Corp.
3.38%, 02/01/2022 (1)	2,575,000	2,537,397
4.88%, 07/11/2022 (1)	8,116,000	8,429,771
Pisces Midco, Inc.
8.00%, 04/15/2026 (1)	688,000	661,718
Republic Services, Inc.
2.90%, 07/01/2026	3,000,000	2,784,945
Reynolds Group Issuer, Inc.
5.75%, 10/15/2020	1,351,905	1,356,975
5.85% (3 Month LIBOR USD + 3.50%), 07/15/2021 (1)(2)	1,200,000	1,211,160

Ryder System, Inc.
3.45%, 11/15/2021	2,680,000	2,676,057
SBA Tower Trust
2.90%, 10/08/2019 (1)	1,650,000	1,639,580
2.88%, 07/09/2021 (1)	3,000,000	2,914,101
3.17%, 04/11/2022 (1)	2,175,000	2,127,745
3.87%, 10/08/2024 (1)	1,430,000	1,444,127
Sealed Air Corp.
5.50%, 09/15/2025 (1)	295,000	303,113
Spirit AeroSystems, Inc.
3.12% (3 Month LIBOR USD + 0.80%), 06/15/2021 (2)	3,080,000	3,085,568
Standard Industries, Inc.
4.75%, 01/15/2028 (1)	292,000	267,910
Textron, Inc.
2.90% (3 Month LIBOR USD + 0.55%), 11/10/2020 (2)	830,000	830,238
Tutor Perini Corp.
2.88%, 06/15/2021	3,045,000	3,049,485
Union Pacific Corp.
3.95%, 09/10/2028	4,640,000	4,660,238
United Technologies Corp.
1.90%, 05/04/2020	5,360,000	5,257,243
Votorantim Cimentos SA
7.25%, 04/05/2041 (1)	9,491,000	9,455,409
Vulcan Materials Co.
4.50%, 06/15/2047	2,148,000	1,948,618
WestRock Co.
3.00%, 09/15/2024 (1)	4,000,000	3,790,493

		212,804,960

Real Estate - 0.36%
Alexandria Real Estate Equities, Inc.
2.75%, 01/15/2020	1,827,000	1,812,022
4.60%, 04/01/2022	4,407,000	4,547,165
3.95%, 01/15/2027	3,440,000	3,319,766
4.50%, 07/30/2029	636,000	633,429
American Tower Corp.
3.30%, 02/15/2021	3,098,000	3,094,431
3.45%, 09/15/2021	1,847,000	1,839,198
3.50%, 01/31/2023	717,000	705,076
4.40%, 02/15/2026	1,863,000	1,849,062
3.38%, 10/15/2026	3,487,000	3,226,357

Crown Castle International Corp.
4.45%, 02/15/2026	4,000,000	3,972,748
DDR Corp.
3.63%, 02/01/2025	1,914,000	1,815,685
4.25%, 02/01/2026	2,500,000	2,440,617
Digital Realty Trust LP
5.88%, 02/01/2020	4,240,000	4,386,603
HCP, Inc.
4.00%, 12/01/2022	1,900,000	1,907,944
4.00%, 06/01/2025	3,240,000	3,169,713
Jones Lang LaSalle, Inc.
4.40%, 11/15/2022	1,270,000	1,298,345
Store Capital Corp.
4.50%, 03/15/2028	128,000	125,173

		40,143,334

Technology - 1.80%
Activision Blizzard, Inc.
2.60%, 06/15/2022	4,300,000	4,141,038
4.50%, 06/15/2047	3,810,000	3,667,091
Analog Devices, Inc.
2.85%, 03/12/2020	3,925,000	3,905,611
Apple, Inc.
1.55%, 02/08/2019	4,655,000	4,630,623
2.10%, 05/06/2019	2,030,000	2,023,798
1.10%, 08/02/2019	2,245,000	2,213,188
1.90%, 02/07/2020	6,160,000	6,081,968
2.40%, 05/03/2023	2,780,000	2,677,394
3.00%, 02/09/2024	1,420,000	1,390,247
3.20%, 05/13/2025	1,980,000	1,934,728
3.20%, 05/11/2027	3,375,000	3,255,516
4.65%, 02/23/2046	1,250,000	1,345,524
4.25%, 02/09/2047	4,405,000	4,463,961
3.75%, 11/13/2047	3,620,000	3,396,828
Baidu, Inc.
3.88%, 09/29/2023	11,855,000	11,759,650
4.38%, 03/29/2028	1,850,000	1,824,307
BMC Software Finance, Inc.
8.13%, 07/15/2021 (1)	5,068,000	5,182,030
Cadence Design Systems, Inc.
4.38%, 10/15/2024	3,153,000	3,192,259

Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.
5.75%, 03/01/2025 (1)		780,000	737,958
Dell International LLC / EMC Corp.
3.48%, 06/01/2019 (1)		9,145,000	9,168,087
4.42%, 06/15/2021 (1)		3,045,000	3,088,216
6.02%, 06/15/2026		4,100,000	4,310,218
8.35%, 07/15/2046 (1)		5,940,000	7,149,205
Diamond 1 Finance Co. / Diamond 2 Finance Co.
6.02%, 06/15/2026 (1)		8,660,000	9,104,022
EMC Corp.
2.65%, 06/01/2020		3,408,000	3,309,508
First Data Corp.
5.00%, 01/15/2024 (1)		3,205,000	3,180,962
Harland Clarke Holdings Corp.
8.38%, 08/15/2022 (1)		154,000	150,920
Intel Corp.
1.70%, 05/19/2021		2,215,000	2,139,608
3.30%, 10/01/2021		3,555,000	3,589,059
International Business Machines Co.
2.25%, 02/19/2021		8,580,000	8,394,555
IQVIA, Inc.
2.88%, 09/15/2025 (1)	EUR	100,000	108,944
5.00%, 10/15/2026 (1)		$1,350,000	1,314,563
Microchip Technology, Inc.
3.92%, 06/01/2021 (1)		3,790,000	3,796,008
4.33%, 06/01/2023 (1)		9,230,000	9,242,583
Microsoft Corp.
1.10%, 08/08/2019		8,930,000	8,791,428
1.85%, 02/06/2020		400,000	394,876
1.85%, 02/12/2020		6,280,000	6,202,485
2.88%, 02/06/2024		7,370,000	7,212,401
4.10%, 02/06/2037		2,505,000	2,608,166
4.25%, 02/06/2047		3,390,000	3,592,869
MSCI, Inc.
4.75%, 08/01/2026 (1)		180,000	174,150
NetApp, Inc.
3.30%, 09/29/2024		152,000	145,160
Nuance Communications, Inc.
1.00%, 12/15/2035		5,850,000	5,235,727

NXP BV / NXP Funding LLC
4.13%, 06/15/2020 (1)	459,000	463,590
4.13%, 06/01/2021 (1)	2,828,000	2,820,930
3.88%, 09/01/2022 (1)	3,395,000	3,335,588
Oracle Corp.
1.90%, 09/15/2021	6,345,000	6,042,588
3.25%, 11/15/2027	1,980,000	1,893,506
3.80%, 11/15/2037	2,105,000	1,989,756
Qualcomm, Inc.
2.25%, 05/20/2020	3,500,000	3,448,268
Rovi Corp.
0.50%, 03/01/2020	930,000	881,812
Seagate HDD Cayman
4.75%, 01/01/2025	3,297,000	3,161,128
4.88%, 06/01/2027	855,000	794,409
5.75%, 12/01/2034	1,022,000	932,330
Veritas US, Inc. / Veritas Bermuda Ltd.
7.50%, 02/01/2023 (1)	1,215,000	1,139,063
VMware, Inc.
2.30%, 08/21/2020	230,000	225,030
2.95%, 08/21/2022	190,000	182,274
3.90%, 08/21/2027	160,000	147,685
Western Digital Corp.
4.75%, 02/15/2026	872,000	848,020

		198,533,416

Utilities - 1.87%
AEP Texas, Inc.
3.85%, 10/01/2025 (1)	1,500,000	1,502,386
AEP Transmission Co. LLC
3.10%, 12/01/2026	1,575,000	1,506,379
Ausgrid Finance Pty Ltd.
3.85%, 05/01/2023 (1)	3,405,000	3,411,052
4.35%, 08/01/2028 (1)	1,725,000	1,732,433
Black Hills Corp.
2.50%, 01/11/2019	1,555,000	1,551,303
Cleco Power LLC
6.00%, 12/01/2040	1,000,000	1,165,480
Dominion Energy, Inc.
1.88%, 12/15/2018 (1)	4,500,000	4,482,603
3.90%, 10/01/2025	2,195,000	2,168,251

Duke Energy Carolinas LLC
4.25%, 12/15/2041		1,650,000	1,680,058
3.88%, 03/15/2046		2,750,000	2,627,460
3.70%, 12/01/2047		2,500,000	2,325,270
Duke Energy Corp.
2.83% (3 Month LIBOR USD + 0.50%), 05/14/2021 (1)(2)(13)		546,000	545,843
3.55%, 09/15/2021		2,185,000	2,193,790
Duke Energy Progress LLC
3.25%, 08/15/2025		2,613,000	2,551,631
4.10%, 03/15/2043		900,000	901,020
4.20%, 08/15/2045		1,000,000	1,000,951
Duquesne Light Holdings, Inc.
6.40%, 09/15/2020 (1)		400,000	422,784
5.90%, 12/01/2021 (1)		1,500,000	1,590,813
Empresas Publicas de Medellin ESP
8.38%, 11/08/2027 (1)	COP	4,844,000,000	1,619,597
Enel Americas SA
4.00%, 10/25/2026		$2,600,000	2,470,260
Enel Chile SA
4.88%, 06/12/2028		3,820,000	3,846,740
Enel Finance International NV
2.75%, 04/06/2023 (1)		8,060,000	7,498,079
3.63%, 05/25/2027 (1)		3,175,000	2,903,137
4.75%, 05/25/2047 (1)		3,405,000	3,217,049
Entergy Corp.
5.13%, 09/15/2020		2,852,000	2,942,576
4.00%, 07/15/2022		925,000	936,246
Entergy Texas, Inc.
7.13%, 02/01/2019		4,000,000	4,092,144
Exelon Corp.
2.85%, 06/15/2020		2,975,000	2,948,402
FirstEnergy Corp.
2.85%, 07/15/2022		1,675,000	1,622,789
3.90%, 07/15/2027		10,455,000	10,138,671
FirstEnergy Transmission LLC
4.35%, 01/15/2025 (1)		7,535,000	7,590,705
Indiana Michigan Power Co.
7.00%, 03/15/2019		3,722,000	3,831,791
3.20%, 03/15/2023		3,000,000	2,951,283
Infraestructura Energetica Nova SAB de CV
3.75%, 01/14/2028 (1)		1,685,000	1,492,236
4.88%, 01/14/2048 (1)		1,045,000	896,088

ITC Holdings Corp.
3.25%, 06/30/2026	2,000,000	1,878,163
Jersey Central Power & Light Co.
4.70%, 04/01/2024 (1)	150,000	156,781
4.30%, 01/15/2026 (1)	1,000,000	1,011,474
Kansas City Power & Light Co.
3.65%, 08/15/2025	3,550,000	3,505,426
KazMunayGas National Co. JSC
4.75%, 04/19/2027	4,600,000	4,485,570
KeySpan Gas East Corp.
2.74%, 08/15/2026 (1)	4,500,000	4,162,986
Metropolitan Edison Co.
4.00%, 04/15/2025 (1)	4,000,000	3,991,436
MidAmerican Energy Co.
4.25%, 05/01/2046	949,000	962,023
NextEra Energy Capital Holdings, Inc.
1.65%, 09/01/2018	3,230,000	3,222,910
2.40%, 09/15/2019	793,000	786,768
2.84% (3 Month LIBOR USD + 0.48%), 05/04/2021 (2)	7,000,000	6,996,156
NextEra Energy Operating Partners LP
4.25%, 09/15/2024 (1)	700,000	673,750
4.50%, 09/15/2027 (1)	900,000	841,500
NiSource, Inc.
4.38%, 05/15/2047	2,097,000	2,034,962
Northern States Power Co./MN
4.00%, 08/15/2045	1,000,000	984,028
3.60%, 09/15/2047	1,800,000	1,657,823
NRG Energy, Inc.
7.25%, 05/15/2026	950,000	1,011,750
5.75%, 01/15/2028 (1)	230,000	225,975
Origin Energy Finance Ltd.
3.50%, 10/09/2018 (1)	1,160,000	1,160,615
Pennsylvania Elec Co.
5.20%, 04/01/2020	780,000	801,204
Perusahaan Gas Negara Persero Tbk
5.13%, 05/16/2024	3,000,000	3,039,324
5.13%, 05/16/2024	2,100,000	2,127,527
Perusahaan Listrik Negara PT
5.45%, 05/21/2028 (1)	4,400,000	4,467,748

PPL WEM Ltd. / Western Power Distribution Ltd.
5.38%, 05/01/2021 (1)	2,615,000	2,720,000
Progress Energy, Inc.
4.40%, 01/15/2021	700,000	714,959
Public Service Co. of New Mexico
3.85%, 08/01/2025	2,000,000	1,962,694
Puget Energy, Inc.
6.50%, 12/15/2020	2,903,000	3,108,681
Rockies Express Pipeline LLC
6.00%, 01/15/2019 (1)	1,249,000	1,263,051
Rockpoint Gas Storage Canada Ltd.
7.00%, 03/31/2023 (1)	30,000	30,000
Ruby Pipeline LLC
6.00%, 04/01/2022 (1)	4,469,697	4,671,905
Sempra Energy
2.40%, 03/15/2020	3,592,000	3,542,004
3.25%, 06/15/2027	5,214,000	4,856,254
3.40%, 02/01/2028	3,780,000	3,544,863
3.80%, 02/01/2038	5,345,000	4,849,613
4.00%, 02/01/2048	760,000	682,478
Southern Co. Gas Capital Corp.
3.50%, 09/15/2021	3,250,000	3,250,292
4.40%, 05/30/2047	1,915,000	1,892,924
Spire, Inc.
3.54%, 02/27/2024	5,000,000	4,903,868
State Grid Overseas Investment 2014 Ltd.
4.13%, 05/07/2024	4,300,000	4,350,046
State Grid Overseas Investment 2016 Ltd.
2.75%, 05/04/2022 (1)	3,700,000	3,592,553
3.75%, 05/02/2023 (1)	4,235,000	4,233,689
Tucson Electric Power Co.
3.05%, 03/15/2025	3,000,000	2,851,313
WEC Energy Group, Inc.
3.38%, 06/15/2021	5,175,000	5,189,320

		206,753,706

Total Corporate Bonds		$3,899,659,652

Government Related - 23.76%
Abu Dhabi Government International Bond
2.50%, 10/11/2022 (1)		$2,400,000	$2,298,000
3.13%, 10/11/2027 (1)		2,400,000	2,233,440
4.13%, 10/11/2047 (1)		1,900,000	1,738,739
Africa Finance Corp.
3.88%, 04/13/2024 (1)		1,085,000	1,029,057
Argentina Bocon
22.84% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 0.00%), 10/04/2022 (2)	ARS	3,900,000	208,136
Argentina Bonar Bonds
34.19% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.50%), 03/11/2019 (2)		1,300,000	44,221
34.66% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.25%), 03/01/2020 (2)		3,000,000	98,231
34.19% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.00%), 04/03/2022 (2)		163,749,000	5,123,348
Argentina POM Politica Monetaria
40.00% (Argentina Central Bank 7 Day Repo Reference Rate + 0.00%), 06/21/2020 (2)		141,745,000	5,004,220
Argentine Republic Government International Bond
6.25%, 04/22/2019		$150,000	150,602
3.88%, 01/15/2022	EUR	16,200,000	18,067,055
3.38%, 01/15/2023		600,000	634,116
5.88%, 01/11/2028		$4,230,000	3,436,875
5.25%, 01/15/2028	EUR	300,000	299,541
7.82%, 12/31/2033		220,177	255,919
2.26%, 12/31/2038 (3)		179,000	122,287
6.25%, 11/09/2047		200,000	181,065
Autonomous Community of Catalonia
4.95%, 02/11/2020		50,000	61,672
4.90%, 09/15/2021		50,000	63,148
Bahamas Government International Bond
6.00%, 11/21/2028 (1)		$6,480,000	6,463,800
Bay Area Toll Authority
6.26%, 04/01/2049		650,000	902,902
Bermuda Government International Bond
4.14%, 01/03/2023 (1)		3,044,000	3,068,048
4.85%, 02/06/2024 (1)		815,000	838,480
Bonos de la Tesoreria de la Republica en pesos
4.50%, 03/01/2026	CLP	2,605,000,000	4,034,815
Brazilian Government International Bond
2.63%, 01/05/2023		$2,795,000	2,543,450
4.25%, 01/07/2025		2,740,000	2,589,300
City of Houston TX Combined Utility System Revenue
3.83%, 05/15/2028		2,540,000	2,583,790
City of New York NY
3.55%, 12/01/2028		3,645,000	3,638,876
6.27%, 12/01/2037		800,000	1,042,160

Colombia Government International Bond
4.00%, 02/26/2024		6,540,000	6,533,460
Colombian TES
7.50%, 08/26/2026	COP	20,354,400,000	7,355,903
Commonwealth of Puerto Rico
5.00%, 07/01/2021 (10)		$240,000	100,800
4.13%, 07/01/2022 (10)		100,000	42,000
5.70%, 07/01/2023 (10)		170,000	72,250
5.25%, 07/01/2026 (10)		200,000	85,000
5.00%, 07/01/2028 (10)		20,000	8,500
5.13%, 07/01/2028 (10)		30,000	12,750
5.38%, 07/01/2030 (10)		165,000	69,300
5.13%, 07/01/2031 (10)		2,590,000	1,100,750
5.50%, 07/01/2032 (10)		1,610,000	684,250
8.00%, 07/01/2035 (10)		800,000	324,000
5.13%, 07/01/2037 (10)		190,000	79,800
5.25%, 07/01/2037 (10)		100,000	42,500
5.75%, 07/01/2038 (10)		80,000	34,000
6.00%, 07/01/2038 (10)		610,000	259,250
5.50%, 07/01/2039 (10)		520,000	218,400
6.00%, 07/01/2039 (10)		55,000	23,375
6.50%, 07/01/2040 (10)		30,000	12,600
5.00%, 07/01/2041 (10)		395,000	159,975
5.75%, 07/01/2041 (10)		100,000	42,000
East Bay Municipal Utility District Water System Revenue
5.87%, 06/01/2040		985,000	1,248,822
European Investment Bank
1.75%, 06/17/2019		2,850,000	2,830,034
Hellenic Republic Government Bond
4.75%, 04/17/2019 (1)	EUR	9,230,000	11,087,814
Hungary Government Bond
3.00%, 10/27/2027	HUF	687,380,000	2,321,442
Indonesia Government International Bond
3.70%, 01/08/2022 (1)		$4,690,000	4,642,758
3.75%, 04/25/2022 (1)		2,220,000	2,197,136
2.95%, 01/11/2023		1,895,000	1,798,501
4.13%, 01/15/2025		2,395,000	2,350,932
International Bank for Reconstruction & Development
4.25%, 06/20/2019	COP	44,310,000,000	15,071,190

Metropolitan Transportation Authority
7.34%, 11/15/2039		$475,000	694,521
Metropolitan Water District of Southern California
6.54%, 07/01/2039		935,000	967,594
Metropolitan Water Reclamation District of Greater Chicago
5.72%, 12/01/2038		1,000,000	1,237,720
Mexican Bonos
5.00%, 12/11/2019	MXN	760,834	3,683,218
5.75%, 03/05/2026		987,571	4,440,085
7.75%, 11/13/2042		3,372,982	17,111,299
Mexico Government International Bond
4.00%, 10/02/2023		$3,516,000	3,526,548
3.60%, 01/30/2025		1,060,000	1,023,960
4.13%, 01/21/2026		3,300,000	3,273,600
3.75%, 01/11/2028		5,700,000	5,389,350
New York City Transitional Finance Authority Future Tax Secured Revenue
2.80%, 02/01/2026		1,850,000	1,759,239
5.27%, 05/01/2027		3,500,000	3,934,805
New York City Water & Sewer System
5.75%, 06/15/2041		240,000	302,743
5.95%, 06/15/2042		810,000	1,053,664
New York State Dormitory Authority
5.05%, 09/15/2027		1,800,000	1,999,494
5.50%, 03/15/2030		2,000,000	2,270,360
3.88%, 07/01/2046		1,650,000	1,613,271
Peru Government Bond
6.15%, 08/12/2032 (1)	PEN	32,960,000	10,252,929
Perusahaan Penerbit SBSN Indonesia III
4.35%, 09/10/2024		$400,000	399,000
Peruvian Government International Bond
5.70%, 08/12/2024	PEN	8,000,000	2,527,406
8.20%, 08/12/2026 (1)		5,600,000	2,031,159
Province of Manitoba Canada
3.05%, 05/14/2024		$430,000	425,403
Province of Ontario Canada
2.00%, 01/30/2019		6,880,000	6,862,522
2.50%, 09/10/2021		945,000	929,388
Provincia de Buenos Aires/Argentina
27.00% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.75%, 27.00% Floor), 04/12/2025 (2)	ARS	246,115,000	7,062,246
Puerto Rico Electric Power Authority
6.05%, 07/01/2032 (10)		$100,000	41,500

Qatar Government International Bond
3.88%, 04/23/2023 (1)		6,305,000	6,300,410
4.50%, 04/23/2028 (1)		800,000	807,352
5.10%, 04/23/2048 (1)		1,000,000	996,960
Romania Government Bond
5.85%, 04/26/2023	RON	13,820,000	3,605,211
Saudi Government International Bond
2.88%, 03/04/2023 (1)		$2,200,000	2,116,189
4.00%, 04/17/2025 (1)		10,400,000	10,348,624
4.50%, 04/17/2030 (1)		3,700,000	3,695,686
4.63%, 10/04/2047 (1)		1,800,000	1,677,924
5.00%, 04/17/2049 (1)		2,700,000	2,626,074
South Carolina Public Service Authority
2.39%, 12/01/2023		960,000	894,480
State Board of Administration Finance Corp.
2.16%, 07/01/2019		1,220,000	1,212,448
State of California
7.95%, 03/01/2036		4,085,000	4,406,408
State of Illinois
5.10%, 06/01/2033		640,000	605,670
6.73%, 04/01/2035		70,000	74,620
7.35%, 07/01/2035		55,000	61,414
State of Texas
4.68%, 04/01/2040		410,000	466,059
Svensk Exportkredit AB
1.13%, 08/28/2019		6,925,000	6,809,883
Texas Public Finance Authority
8.25%, 07/01/2024		5,900,000	6,005,020
Turkey Government International Bond
5.63%, 03/30/2021		800,000	795,224
U.S. Treasury Inflation Indexed Bonds
0.13%, 04/15/2022 (8)		20,460,890	20,042,241
0.63%, 04/15/2023 (8)		22,495,358	22,456,101
0.13%, 07/15/2026 (8)		6,857,924	6,569,108
0.38%, 07/15/2027 (8)		3,945,334	3,837,677
0.50%, 01/15/2028 (8)		30,136,912	29,478,942
1.00%, 02/15/2048 (8)		7,340,745	7,585,300

U.S. Treasury Note/Bond
0.75%, 10/31/2018	2,995,000	2,982,716
1.25%, 05/31/2019	25,000,000	24,756,836
1.25%, 06/30/2019	14,270,000	14,113,365
2.00%, 01/31/2020	35,855,000	35,584,687
2.50%, 05/31/2020	122,760,000	122,697,661
1.50%, 08/15/2020	40,840,000	39,953,006
1.75%, 11/15/2020	38,865,000	38,121,100
1.38%, 04/30/2021	9,300,000	8,986,125
1.38%, 05/31/2021	19,300,000	18,624,500
2.75%, 04/30/2023	59,730,000	59,769,664
2.75%, 05/31/2023	371,495,000	371,828,766
2.00%, 05/31/2024 (14)	58,440,000	55,924,340
2.38%, 08/15/2024 (9)(14)	39,200,000	38,261,344
2.88%, 05/31/2025 (14)	467,200,000	468,897,249
2.00%, 11/15/2026 (9)(14)	44,737,000	41,911,230
2.25%, 02/15/2027 (9)(14)	141,695,000	135,180,351
2.75%, 02/15/2028 (14)	94,900,000	94,051,090
2.88%, 05/15/2028	99,230,000	99,385,047
4.63%, 02/15/2040	18,930,000	23,996,733
2.50%, 02/15/2045 (14)	62,700,000	57,108,433
3.00%, 05/15/2045 (9)(14)	36,855,000	36,962,974
2.50%, 02/15/2046	12,560,000	11,407,522
2.50%, 05/15/2046	11,105,000	10,080,824
2.88%, 11/15/2046	11,510,000	11,258,668
3.00%, 05/15/2047	8,820,000	8,836,193
2.75%, 08/15/2047	27,120,000	25,851,928
2.75%, 11/15/2047	47,780,000	45,542,179
3.00%, 02/15/2048 (14)	75,830,000	76,007,727
3.13%, 05/15/2048	281,035,000	288,576,838
University of California
4.60%, 05/15/2031	2,800,000	3,020,556
4.13%, 05/15/2045	190,000	193,217
Venezuela Government International Bond
7.75%, 10/13/2019 (10)	100,000	27,170
6.00%, 12/09/2020 (10)	30,000	7,875
9.00%, 05/07/2023 (10)	615,000	166,050
8.25%, 10/13/2024 (10)	374,000	101,616
7.65%, 04/21/2025 (10)	234,000	62,876
11.75%, 10/21/2026 (10)	120,000	34,044
9.25%, 09/15/2027 (10)	1,049,000	295,503
9.25%, 05/07/2028 (10)	320,000	86,624
7.00%, 03/31/2038 (10)	187,000	50,247

Total Government Related		$2,628,557,708

Mortgage-Backed Obligations - 21.49%
225 Liberty Street Trust 2016-225L
3.60%, 02/10/2036 (1)	$3,010,000	$2,980,581
280 Park Avenue 2017-280P Mortgage Trust
2.95% (1 Month LIBOR USD + 0.88%, 0.88% Floor), 09/15/2034 (1)(2)	2,670,000	2,669,583
Alternative Loan Trust 2003-22CB
5.75%, 12/25/2033	884,295	906,462
6.00%, 12/25/2033	243,492	244,120
Alternative Loan Trust 2004-16CB
5.50%, 07/25/2034	591,474	606,859
5.50%, 08/25/2034	666,374	682,602
Alternative Loan Trust 2005-74T1
6.00%, 01/25/2036	15,822,514	13,409,840
Alternative Loan Trust 2006-HY12
3.58%, 08/25/2036 (4)	388,445	397,858
Alternative Loan Trust 2006-OA17
2.28% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 12/20/2046 (2)	21,756,626	18,262,696
Alternative Loan Trust 2006-OA7
2.50% (12 Month U.S. Treasury Average + 0.94%, 0.94% Floor), 06/25/2046 (2)	17,232,467	15,216,968
Alternative Loan Trust 2007-OA2
2.22% (1 Month LIBOR USD + 0.13%, 0.13% Floor), 03/25/2047 (2)	15,511,799	12,586,390
Ashford Hospitality Trust 2018-ASHF
2.97% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 04/15/2035 (1)(2)	1,302,512	1,300,947
3.32% (1 Month LIBOR USD + 1.25%, 1.25% Floor), 04/15/2035 (1)(2)	1,530,000	1,528,448
3.47% (1 Month LIBOR USD + 1.40%, 1.40% Floor), 04/15/2035 (1)(2)	715,000	714,619
3.05% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 05/15/2035 (1)(2)	6,850,000	6,850,000
Atrium Hotel Portfolio Trust
3.00% (1 Month LIBOR USD + 0.93%), 12/15/2036 (1)(2)	3,120,000	3,116,070
3.57% (1 Month LIBOR USD + 1.50%), 12/15/2036 (1)(2)	1,095,000	1,093,621
Aventura Mall Trust
4.11%, 07/05/2040 (1)(4)	10,180,000	10,511,359
BAMLL Commercial Mortgage Securities Trust 2012-PARK
2.96%, 12/10/2030 (1)	3,010,000	2,958,151
BAMLL Re-REMIC Trust 2016-RRLD11
6.16%, 06/17/2050 (1)(4)	9,240,810	9,211,118
6.16%, 06/17/2050 (1)(4)	100,000	47,100
Banc of America Commercial Mortgage Trust 2007-5
6.27%, 02/10/2051 (4)	10,532,170	10,787,997

Banc of America Funding 2015-R7 Trust
2.38% (12 Month U.S. Treasury Average + 0.92%), 09/26/2046 (1)(2)	1,792,399	1,802,284
Banc of America Funding 2015-R8 Trust
2.30%, 11/26/2046 (1)(4)	2,700,088	2,717,791
Bank 2017-BNK4
4.00%, 05/15/2050	960,000	949,589
Bank 2017-BNK5
3.08%, 06/15/2060 (1)(4)	785,000	621,209
3.39%, 06/15/2060	1,695,000	1,651,107
3.90%, 06/15/2060 (4)	1,167,000	1,144,866
Bank 2017-BNK9
4.03%, 11/15/2054 (4)	3,910,000	3,910,904
Bayview Opportunity Master Fund IVa Trust 2017-RT1
3.00%, 03/28/2057 (1)(4)	226,855	223,017
BBCCRE Trust 2015-GTP
0.00%, 08/12/2033	2,715,000	2,749,193
Bear Stearns ALT-A Trust 2005-1
3.22% (1 Month LIBOR USD + 1.13%, 0.75% Floor, 11.50% Cap), 01/25/2035 (2)	6,750,000	5,951,256
Bear Stearns ARM Trust 2003-3
4.05%, 05/25/2033 (4)	791,517	803,768
Bear Stearns Commercial Mortgage Securities Trust 2006-TOP24
5.66%, 10/12/2041 (1)(4)	4,331,257	4,088,421
Benchmark 2018-B1 Mortgage Trust
4.26%, 01/15/2051 (4)	190,000	186,694
BX Trust 2017-IMC
4.32% (1 Month LIBOR USD + 2.25%, 2.25% Floor), 10/15/2032 (1)(2)	1,440,000	1,442,240
BXP Trust 2017-GM
3.38%, 06/13/2039 (1)	6,185,000	6,005,754
CD 2007-CD5 Mortgage Trust
6.43%, 11/15/2044 (1)(4)	13,680,000	13,676,854
CD 2016-CD2 Mortgage Trust
2.91%, 11/10/2049 (4)	885,000	687,566
CD 2017-CD6 Mortgage Trust
3.46%, 11/13/2050	1,695,000	1,655,826
CGBAM Commercial Mortgage Trust 2015-SMRT
2.81%, 04/10/2028 (1)	1,500,000	1,493,801
CGGS COML MTG TR 2018-WSS
3.02%, 02/17/2037	1,715,000	1,714,445
CGGS Commercial Mortgage Trust 2018-WSS
2.97% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 02/15/2037 (1)(2)	3,950,000	3,947,919
3.42% (1 Month LIBOR USD + 1.35%, 1.35% Floor), 02/15/2037 (1)(2)	1,580,000	1,579,445
4.37% (1 Month LIBOR USD + 2.30%, 2.30% Floor), 02/15/2037 (1)(2)	3,870,000	3,877,058

CGRBS Commercial Mortgage Trust 2013-VN05
3.37%, 03/13/2035 (1)		2,880,000	2,874,071
CHL Mortgage Pass-Through Trust Resecuritization 2008-3R
6.00%, 08/25/2037 (1)		3,766,961	3,235,062
CIM Trust
2.30%, 05/25/2057 (1)(4)		4,958,231	4,911,460
3.98% (1 Month LIBOR USD + 2.00%, 2.00% Floor), 10/25/2057 (1)(2)		6,285,069	6,380,582
CIM Trust 2018-R4
4.07%, 12/26/2057 (1)(4)		17,000,000	17,010,343
Citigroup Commercial Mortgage Trust 2015-GC27
2.69%, 02/10/2048		1,700,000	1,693,466
3.57%, 02/10/2048		430,000	424,659
Citigroup Commercial Mortgage Trust 2015-GC33
4.11%, 09/10/2058		1,350,000	1,369,580
Citigroup Commercial Mortgage Trust 2016-P3
3.06%, 04/15/2049		1,225,000	1,180,570
Citigroup Commercial Mortgage Trust 2018-B2
4.83%, 03/10/2051 (4)		1,195,000	1,198,496
Clavis Securities Plc
0.80% (3 Month LIBOR GBP + 0.17%), 12/15/2032 (2)	GBP	1,304,105	1,678,486
CLNS Trust 2017-IKPR
2.85% (1 Month LIBOR USD + 0.80%, 0.80% Floor), 06/11/2032 (1)(2)		$315,000	314,702
COLT 2017-1 Mortgage Loan Trust
2.61%, 05/27/2047 (1)(4)		254,671	253,740
COLT 2017-2 Mortgage Loan Trust
2.77%, 10/25/2047 (1)(4)		542,122	538,546
COLT 2018-1 Mortgage Loan Trust
2.93%, 02/25/2048 (1)(4)		1,151,001	1,145,695
2.98%, 02/25/2048 (1)(4)		330,007	328,427
COLT 2018-2 Mortgage Loan Trust
3.47%, 07/27/2048 (1)(4)		5,611,572	5,611,742
4.19%, 07/27/2048 (1)(4)		1,095,000	1,095,000
COMM 2013-300P Mortgage Trust
4.35%, 08/10/2030 (1)		720,000	745,502
COMM 2013-CCRE12 Mortgage Trust
4.05%, 10/10/2046		1,830,000	1,881,998
COMM 2013-SFS Mortgage Trust
3.09%, 04/12/2035 (1)(4)		1,445,000	1,410,119

COMM 2014-277P Mortgage Trust
3.73%, 08/10/2049 (1)(4)	735,000	738,049
COMM 2014-CCRE20 Mortgage Trust
3.94%, 11/10/2047	1,115,000	1,124,269
COMM 2014-UBS2 Mortgage Trust
5.15%, 03/10/2047 (4)	800,000	804,060
COMM 2014-UBS4 Mortgage Trust
4.78%, 08/10/2047 (4)	490,000	483,596
COMM 2014-UBS6 Mortgage Trust
4.61%, 12/10/2047 (4)	1,013,000	985,014
COMM 2015-CCRE24 Mortgage Trust
3.70%, 08/10/2048	2,020,000	2,024,032
COMM 2015-CCRE25 Mortgage Trust
4.70%, 08/10/2048 (4)	964,000	954,406
COMM 2015-CCRE26 Mortgage Trust
3.63%, 10/10/2048	4,055,000	4,036,455
COMM 2015-DC1 Mortgage Trust
3.72%, 02/10/2048	2,495,000	2,471,439
COMM 2015-LC23 Mortgage Trust
4.16%, 10/10/2048 (4)	1,135,000	1,156,186
COMM 2015-PC1 Mortgage Trust
3.90%, 07/10/2050	515,000	520,248
4.59%, 07/10/2050 (4)	440,000	445,471
COMM 2016-787S Mortgage Trust
3.55%, 02/10/2036 (1)	760,000	747,021
COMM 2017-COR2 Mortgage Trust
3.51%, 09/10/2050	3,110,000	3,035,482
COMM 2017-PANW Mortgage Trust
3.53%, 10/10/2029 (1)(4)	1,285,000	1,250,738
COMM MTG TR 2015-CCRE25
0.00%, 08/12/2048	5,470,000	5,685,371
Commercial Mortgage Asset Trust
6.25%, 01/17/2032 (1)	479,715	478,515
Core Industrial Trust 2015-CALW
3.04%, 02/10/2034 (1)	3,301,000	3,275,167
Countrywide Asset-Backed Certificates
2.89% (1 Month LIBOR USD + 0.80%, 0.40% Floor), 11/25/2035 (2)	1,041,044	1,040,809
Credit Suisse First Boston Mortgage Securities Co.
5.75%, 11/25/2033	130,193	134,081

Credit Suisse Mortgage Capital Certificates
3.64%, 11/15/2034 (1)		3,055,000	3,086,856
3.94%, 11/15/2034 (1)(4)		560,000	563,814
CSAIL 2015-C2 Commercial Mortgage Trust
4.21%, 06/15/2057		1,630,000	1,614,272
CSAIL 2015-C3 Commercial Mortgage Trust
3.72%, 08/15/2048		3,013,000	3,023,396
CSAIL 2016-C6 Commercial Mortgage Trust
3.09%, 01/15/2049		840,000	805,522
CSAIL 2016-C7 Commercial Mortgage Trust
3.96%, 11/15/2049 (4)		6,160,000	6,178,115
CSMC 2014-USA OA LLC
4.37%, 09/15/2037 (1)		365,000	349,174
CSMC Trust 2013-5R
2.21% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 02/27/2036 (1)(2)		11,769,479	11,588,853
DBCG 2017-BBG Mortgage Trust
2.77% (1 Month LIBOR USD + 0.70%, 0.70% Floor), 06/15/2034 (1)(2)		2,645,000	2,644,997
DBJPM 17-C6 Mortgage Trust
3.79%, 06/10/2050 (4)		2,750,000	2,692,112
Deephaven Residential Mortgage Trust 2018-2
3.48%, 04/25/2058 (1)(4)(13)		3,902,784	3,902,735
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-2
2.49% (1 Month LIBOR USD + 0.40%, 0.40% Floor), 04/25/2035 (2)		6,636,423	6,355,629
Eleven Madison Trust 2015-11MD Mortgage Trust
3.67%, 09/10/2035 (1)(4)		3,110,000	3,093,268
Eurosail-UK 2007-5np Plc
1.40% (3 Month LIBOR GBP + 0.77%), 09/13/2045 (2)	GBP	12,159,730	15,673,345
Fannie Mae
3.50%, 07/15/2026 (5)		$7,060,000	7,143,359
Fannie Mae Connecticut Avenue Securities
6.64% (1 Month LIBOR USD + 4.55%), 02/25/2025 (2)		1,437,208	1,556,258
3.44% (1 Month LIBOR USD + 1.35%, 1.35% Floor), 01/25/2029 (2)		98,456	98,867
3.39% (1 Month LIBOR USD + 1.30%), 05/25/2029 (2)		128,447	128,927
3.24% (1 Month LIBOR USD + 1.15%), 09/25/2029 (2)		889,249	894,230
5.74% (1 Month LIBOR USD + 3.65%), 09/25/2029 (2)		2,560,000	2,791,128
5.09% (1 Month LIBOR USD + 3.00%), 10/25/2029 (2)		410,000	436,196
4.94% (1 Month LIBOR USD + 2.85%), 11/25/2029 (2)		2,050,000	2,133,794
4.89% (1 Month LIBOR USD + 2.80%, 2.80% Floor), 02/25/2030 (2)		985,000	1,025,398
4.59% (1 Month LIBOR USD + 2.50%, 2.50% Floor), 05/25/2030 (2)		2,445,000	2,493,411
4.29% (1 Month LIBOR USD + 2.20%, 2.20% Floor), 08/25/2030 (2)		1,210,000	1,205,593
4.24% (1 Month LIBOR USD + 2.15%, 2.15% Floor), 10/25/2030 (2)		2,370,000	2,355,389
4.65% (1 Month LIBOR USD + 2.55%, 2.55% Floor), 12/25/2030 (2)		7,075,000	7,078,204

Fannie Mae Pool
2.28%, 11/01/2022	1,574,575	1,528,380
2.54%, 03/01/2023	13,422,636	13,197,178
2.81%, 04/01/2025	980,000	952,936
3.89%, 08/01/2025	1,453,560	1,498,809
4.19%, 11/01/2026	1,154,734	1,216,873
3.47%, 12/01/2026	2,938,947	2,941,140
3.22%, 01/01/2027	3,565,000	3,510,531
3.22%, 01/01/2027	3,565,000	3,510,532
2.50%, 07/15/2027 (5)	9,505,000	9,237,404
3.00%, 07/15/2027 (5)	19,400,000	19,281,239
2.91%, 04/01/2028	1,983,312	1,900,324
2.82%, 05/01/2028	2,205,847	2,098,590
2.68%, 08/01/2028	4,220,000	3,931,042
3.00%, 10/01/2028	485,160	484,965
3.24%, 06/01/2029	5,580,000	5,434,072
3.24%, 06/01/2029	5,420,000	5,278,256
3.25%, 06/01/2029	4,935,000	4,833,139
3.10%, 08/01/2029	6,355,000	6,090,140
4.24%, 12/01/2029	11,780,948	12,321,513
3.00%, 05/01/2030	250,582	249,941
2.50%, 07/01/2030	1,000,708	977,063
2.50%, 07/01/2030	740,348	722,854
2.50%, 08/01/2030	1,879,771	1,835,341
3.55%, 08/01/2030	1,524,006	1,528,807
3.00%, 09/01/2030	2,878,768	2,871,411
3.00%, 12/01/2030	1,088,862	1,086,081
2.50%, 11/01/2031	2,397,405	2,334,786
3.50%, 11/01/2031	3,742,842	3,802,644
3.00%, 06/01/2032	2,299,787	2,286,827
3.00%, 07/01/2032	1,738,124	1,728,329
3.25%, 07/01/2032	4,231,336	4,120,531
3.50%, 07/01/2032	3,400,131	3,442,490
3.00%, 08/01/2032	4,181,370	4,157,806
2.50%, 11/01/2032	14,856,324	14,445,586
3.50%, 11/01/2032	2,486,202	2,525,745
3.00%, 04/01/2033	5,409	5,248
3.00%, 06/01/2033	18,328	17,789
3.00%, 10/01/2033	2,632,398	2,617,707

6.00%, 03/01/2034	2,537,939	2,776,940
5.50%, 05/01/2034	2,144,346	2,331,741
5.50%, 07/01/2034	525,534	571,357
3.50%, 02/01/2035	189,696	191,894
5.00%, 07/01/2035	1,040,347	1,115,510
4.50%, 11/01/2035	449,941	470,814
3.50%, 01/01/2036	1,806,303	1,827,248
5.00%, 02/01/2036	1,679,746	1,799,004
6.00%, 06/01/2036	16,262	17,899
5.50%, 07/01/2036	201,561	219,251
3.00%, 11/01/2036	1,970,853	1,944,592
3.00%, 11/01/2036	2,291,496	2,260,962
3.00%, 11/01/2036	273,725	270,078
3.00%, 12/01/2036	2,488,095	2,454,942
3.00%, 12/01/2036	354,928	350,199
3.00%, 10/01/2037	56,814	55,969
6.00%, 07/01/2038	1,651,486	1,818,374
6.00%, 10/01/2038	99,302	109,091
5.50%, 12/01/2039	428,452	462,544
5.50%, 03/01/2040	2,441,210	2,653,825
5.00%, 05/01/2040	41,743	44,601
6.50%, 05/01/2040	604,393	671,387
5.00%, 06/01/2040	13,244	14,175
4.50%, 08/01/2040	127,000	133,610
4.50%, 09/01/2040	48,601	51,123
4.00%, 11/01/2040	118,967	122,171
4.00%, 11/01/2040	442,732	454,668
4.00%, 11/01/2040	3,567,602	3,652,567
4.50%, 11/01/2040	3,158,047	3,322,545
4.00%, 12/01/2040	296,756	304,748
4.00%, 01/01/2041	218,447	224,336
4.50%, 01/01/2041	32,664	34,353
4.00%, 02/01/2041	217,141	223,003
4.00%, 02/01/2041	961,343	987,820
4.00%, 02/01/2041	717,676	737,049
4.50%, 02/01/2041	431,675	454,157
5.00%, 02/01/2041	1,044,859	1,116,940
5.50%, 06/01/2041	456,050	498,375
5.00%, 07/01/2041	1,232,752	1,319,599
3.50%, 07/15/2041 (5)	800,000	795,994

4.50%, 07/15/2041 (5)	74,095,000	77,147,077
4.50%, 08/01/2041	54,381	57,213
5.00%, 08/01/2041	447,108	479,403
4.00%, 09/01/2041	431,817	443,443
4.50%, 11/01/2041	864,259	906,870
3.50%, 12/01/2041	86,611	86,891
4.00%, 01/01/2042	61,926	63,595
4.00%, 01/01/2042	3,880,327	3,985,095
4.00%, 02/01/2042	102,725	105,494
5.50%, 02/01/2042	1,076,023	1,156,772
5.50%, 02/01/2042	1,845,578	1,988,700
5.00%, 03/01/2042	703,223	754,237
3.50%, 06/01/2042	81,366	81,303
3.50%, 06/01/2042	120,984	120,890
3.48%, 07/01/2042	4,256,976	4,090,516
3.50%, 07/01/2042	785,811	785,203
3.50%, 07/01/2042	109,723	109,638
3.00%, 07/15/2042 (5)	7,385,000	7,151,911
3.50%, 08/01/2042	215,940	215,773
3.50%, 09/01/2042	306,377	306,140
3.50%, 09/01/2042	240,932	240,745
3.50%, 10/01/2042	682,177	681,650
2.50%, 12/01/2042	308,540	290,364
3.50%, 12/01/2042	2,509,339	2,507,407
3.50%, 12/01/2042	1,488,316	1,487,164
2.50%, 01/01/2043	716,437	674,253
2.50%, 01/01/2043	948,476	892,611
3.00%, 01/01/2043	14,844	14,490
3.50%, 01/01/2043	341,769	341,505
2.50%, 02/01/2043	578,964	544,865
3.00%, 02/01/2043	857,261	836,884
3.00%, 02/01/2043	17,307	16,895
3.00%, 03/01/2043	148,941	145,401
3.00%, 03/01/2043	32,143	31,376
3.00%, 03/01/2043	16,883	16,479
3.50%, 03/01/2043	1,424,789	1,423,688
2.50%, 04/01/2043	421,665	396,860
3.00%, 04/01/2043	987,031	964,381
3.00%, 04/01/2043	16,395	16,005
3.50%, 04/01/2043	123,928	124,063

3.50%, 05/01/2043	566,153	565,715
3.00%, 06/01/2043	3,936,190	3,844,279
3.50%, 06/01/2043	2,242,546	2,244,982
3.50%, 06/01/2043	173,532	173,782
3.50%, 06/01/2043	1,066,118	1,067,276
3.50%, 07/01/2043	147,311	147,471
3.50%, 07/01/2043	217,276	217,705
3.00%, 08/01/2043	195,898	191,044
3.00%, 08/01/2043	364,150	355,478
3.00%, 08/01/2043	10,127,628	9,891,389
3.50%, 08/01/2043	135,674	135,569
3.50%, 08/01/2043	149,608	149,852
3.50%, 09/01/2043	614,504	615,725
4.00%, 09/01/2043	2,373,487	2,432,700
3.50%, 10/01/2043	417,571	417,250
5.50%, 10/01/2043	823,514	901,250
4.00%, 12/01/2043	4,533,306	4,641,471
3.50%, 01/01/2044	219,661	219,491
3.50%, 01/01/2044	1,345,085	1,349,356
3.00%, 02/01/2044	43,489	42,413
3.50%, 03/01/2044	281,369	282,249
4.50%, 06/01/2044	717,899	751,622
3.50%, 07/01/2044	1,012,717	1,013,974
4.50%, 08/01/2044	798,405	835,897
3.00%, 09/01/2044	78,529	76,658
5.00%, 11/01/2044	4,100,262	4,389,971
4.50%, 02/01/2045	752,754	787,961
5.00%, 02/01/2045	1,695,643	1,822,459
3.00%, 04/01/2045	39,216	38,079
3.50%, 04/01/2045	78,485	78,435
3.50%, 04/01/2045	1,947,009	1,943,095
3.00%, 05/01/2045	753,117	735,846
3.00%, 05/01/2045	1,605,530	1,562,708
3.50%, 05/01/2045	2,641,439	2,636,130
3.50%, 05/01/2045	2,249,983	2,247,883
3.50%, 06/01/2045	2,845,081	2,842,425
3.50%, 06/01/2045	3,406,813	3,399,965
4.00%, 06/01/2045	9,987,038	10,206,496
4.50%, 06/01/2045	468,996	491,568
3.00%, 07/01/2045	7,378,247	7,168,808

3.00%, 07/01/2045	1,173,297	1,140,335
3.50%, 07/01/2045	3,452,336	3,445,397
4.00%, 07/01/2045	1,347,652	1,375,409
5.00%, 07/01/2045	864,028	926,532
3.50%, 08/01/2045	75,854	75,702
4.00%, 09/01/2045	209,435	213,717
4.00%, 09/01/2045	159,255	162,502
3.50%, 10/01/2045	485,848	484,871
4.00%, 10/01/2045	4,108,182	4,192,803
3.50%, 11/01/2045	9,226,803	9,208,256
3.50%, 11/01/2045	509,100	508,076
3.50%, 12/01/2045	1,778,977	1,775,401
4.00%, 12/01/2045	1,434,933	1,467,919
4.00%, 12/01/2045	203,026	207,556
4.00%, 12/01/2045	857,032	874,804
3.50%, 01/01/2046	43,811	43,753
3.50%, 01/01/2046	123,983	123,734
4.50%, 02/01/2046	3,670,474	3,841,254
3.00%, 03/01/2046	1,180,193	1,146,094
4.00%, 03/01/2046	1,884,678	1,930,645
4.00%, 03/01/2046	2,152,756	2,198,909
4.50%, 03/01/2046	2,585,141	2,702,731
3.50%, 04/01/2046	808,474	806,849
3.00%, 06/01/2046	475,371	461,733
3.50%, 06/01/2046	4,221,453	4,215,845
3.50%, 06/01/2046	3,253,122	3,269,675
3.50%, 06/01/2046	2,254,000	2,249,474
3.50%, 06/01/2046	1,069,176	1,067,027
3.50%, 07/01/2046	2,129,355	2,125,405
3.00%, 08/01/2046	143,866	140,304
3.50%, 08/01/2046	977,107	975,143
3.00%, 09/01/2046	173,434	168,379
3.50%, 09/01/2046	8,723,840	8,706,305
4.00%, 09/01/2046	3,029,877	3,099,058
4.00%, 09/01/2046	122,241	124,773
3.00%, 10/01/2046	5,001,423	4,853,796
3.00%, 11/01/2046	1,380,166	1,339,542
3.00%, 11/01/2046	2,348,580	2,279,220
3.00%, 11/01/2046	2,045,026	1,983,497
3.00%, 11/01/2046	2,473,609	2,402,450

3.00%, 11/01/2046	1,030,179	1,000,559
3.00%, 11/01/2046	6,303,758	6,117,692
3.00%, 12/01/2046	5,263,648	5,112,148
3.00%, 12/01/2046	1,648,830	1,599,225
3.00%, 12/01/2046	3,114,271	3,018,662
3.50%, 12/01/2046	2,746,746	2,741,012
3.00%, 01/01/2047	3,379,715	3,284,829
3.50%, 01/01/2047	2,009,243	2,004,893
3.50%, 01/01/2047	29,433,006	29,369,294
3.50%, 01/01/2047	1,302,952	1,300,131
3.50%, 02/01/2047	1,471,876	1,468,576
3.50%, 02/01/2047	1,889,226	1,884,988
4.00%, 02/01/2047	6,681,717	6,816,238
3.50%, 03/01/2047	277,371	276,749
4.00%, 03/01/2047	3,564,595	3,637,286
3.00%, 04/01/2047	2,645,504	2,569,357
3.50%, 04/01/2047	5,831,920	5,818,390
4.00%, 04/01/2047	4,071,958	4,155,172
4.00%, 05/01/2047	5,735,115	5,852,706
3.50%, 06/01/2047	2,094,262	2,088,916
4.00%, 06/01/2047	2,153,808	2,196,712
4.00%, 06/01/2047	6,496,596	6,630,129
4.00%, 06/01/2047	6,416,649	6,553,184
4.00%, 07/01/2047	1,711,751	1,747,025
4.00%, 07/01/2047	5,530,033	5,647,988
4.00%, 08/01/2047	4,359,339	4,449,399
4.00%, 08/01/2047	3,709,677	3,786,507
3.50%, 09/01/2047	5,192,144	5,177,683
3.00%, 10/01/2047	4,989,673	4,839,454
3.00%, 11/01/2047	2,209,311	2,142,797
3.50%, 11/01/2047	22,081,353	21,989,050
3.50%, 12/01/2047	5,776,765	5,766,047
3.50%, 12/01/2047	14,942,016	14,874,632
3.00%, 01/01/2048	6,788,273	6,582,648
4.00%, 03/01/2048	1,966,334	2,007,258
3.50%, 04/01/2048	35,148,271	35,018,346
4.00%, 05/01/2048	4,187,609	4,274,768
4.50%, 05/01/2048	2,425,709	2,542,119
4.00%, 06/01/2048	29,171,024	29,757,864
4.00%, 07/01/2048	14,560,000	14,863,055
3.50%, 08/01/2056	2,715,076	2,696,188

Fannie Mae REMICS
4.00%, 06/25/2044	2,240,465	2,288,933
Fannie Mae-Aces
3.06%, 05/25/2027 (4)	7,700,000	7,469,972
FHLMC PC
0.00%, 12/01/2047	7,648,783	7,410,761
4.00%, 07/01/2048	9,675,000	9,864,515
Flagstar Mortgage Trust 2017-2
4.14%, 10/25/2047 (1)(4)	1,347,137	1,342,470
Freddie Mac
4.50%, 07/15/2040 (5)	52,120,000	54,234,920
Freddie Mac Gold Pool
2.50%, 07/01/2030	1,592,793	1,548,733
3.00%, 03/01/2031	980,773	974,147
2.50%, 12/01/2031	8,552,430	8,315,253
8.00%, 04/01/2032	279,543	326,660
3.00%, 12/01/2032	3,626,008	3,601,510
3.00%, 02/01/2038	5,880,514	5,772,357
4.00%, 07/15/2041 (5)	595,000	606,250
5.50%, 08/01/2041	8,501,469	9,309,540
5.00%, 11/01/2041	1,300,422	1,388,199
5.00%, 03/01/2042	464,918	500,289
4.50%, 07/01/2042	843,572	887,196
3.50%, 09/01/2042	526,405	526,357
3.50%, 11/01/2042	54,507	54,503
3.00%, 02/01/2043	941,722	919,108
3.00%, 02/01/2043	102,761	100,107
3.00%, 03/01/2043	18,786	18,301
3.00%, 03/01/2043	34,974	34,075
3.50%, 10/01/2043	1,022,563	1,025,321
3.50%, 01/01/2044	1,216,390	1,219,673
4.50%, 05/01/2044	518,150	545,898
4.00%, 01/01/2045	2,469,241	2,539,933
4.50%, 06/01/2045	895,063	945,679
4.00%, 07/01/2045	802,438	820,942
3.50%, 10/01/2045	14,192,551	14,193,500
4.00%, 12/01/2045	5,220,472	5,365,699
4.50%, 02/01/2046	902,725	953,759
3.50%, 03/01/2046	1,288,113	1,288,199

4.50%, 05/01/2046	971,326	1,026,235
3.00%, 06/01/2046	8,990,012	8,711,675
3.50%, 06/01/2046	9,622,504	9,595,836
4.50%, 06/01/2046	1,149,003	1,211,939
3.00%, 08/01/2046	10,780,505	10,446,731
3.50%, 08/01/2046	24,727,276	24,757,338
3.50%, 08/01/2046	14,798,947	14,754,876
3.00%, 09/01/2046	13,650,671	13,228,028
3.00%, 10/01/2046	7,136,710	6,914,643
3.00%, 11/01/2046	3,344,704	3,240,112
3.50%, 11/01/2046	3,266,551	3,254,122
3.00%, 12/01/2046	4,470,938	4,331,127
3.00%, 01/01/2047	11,506,565	11,139,145
3.00%, 02/01/2047	10,711,724	10,373,973
3.50%, 02/01/2047	1,672,606	1,665,784
4.50%, 02/01/2047	837,886	886,561
3.00%, 03/01/2047	6,029,905	5,839,308
3.50%, 04/01/2047	8,016,798	7,983,378
3.50%, 04/01/2047	18,938,762	18,907,751
3.00%, 08/01/2047	14,016,317	13,572,276
3.50%, 12/01/2047	22,444,730	22,407,977
3.50%, 01/01/2048	26,584,477	26,594,513
3.50%, 03/01/2048	28,232,726	28,129,590
3.50%, 03/01/2048	32,789,958	32,736,256
3.50%, 03/01/2048	31,692,070	31,615,603
4.00%, 03/01/2048	12,039,264	12,350,853
4.00%, 06/01/2048	21,400,734	21,919,019
Freddie Mac Multifamily Structured Pass Through Certificates
2.36% (1 Month LIBOR USD + 0.36%, 0.37% Floor), 08/25/2024 (2)	4,869,223	4,882,330
3.75%, 04/25/2033	7,505,000	7,585,699
Freddie Mac Structured Agency Credit Risk Debt Notes
4.29% (1 Month LIBOR USD + 2.20%), 02/25/2024 (2)	446,806	459,454
3.74% (1 Month LIBOR USD + 1.65%), 04/25/2024 (2)	1,442,704	1,462,672
4.29% (1 Month LIBOR USD + 2.20%), 03/25/2025 (2)	229,859	230,873
4.04% (1 Month LIBOR USD + 1.95%), 05/25/2025 (2)	2,229,095	2,287,547
3.94% (1 Month LIBOR USD + 1.85%), 10/25/2027 (2)	924,205	941,499
4.94% (1 Month LIBOR USD + 2.85%), 04/25/2028 (2)	3,502,951	3,630,949
4.99% (1 Month LIBOR USD + 2.90%), 07/25/2028 (2)	311,539	319,582
4.09% (1 Month LIBOR USD + 2.00%), 12/25/2028 (2)	923,699	936,944
2.89% (1 Month LIBOR USD + 0.80%), 03/25/2029 (2)	219,250	219,526

5.94% (1 Month LIBOR USD + 3.85%), 03/25/2029 (2)	673,000	750,603
3.29% (1 Month LIBOR USD + 1.20%, 1.20% Floor), 07/25/2029 (2)	348,173	350,896
5.34% (1 Month LIBOR USD + 3.25%, 3.25% Floor), 07/25/2029 (2)	390,000	420,292
5.64% (1 Month LIBOR USD + 3.55%, 3.55% Floor), 08/25/2029 (2)	2,190,000	2,379,764
5.54% (1 Month LIBOR USD + 3.45%), 10/25/2029 (2)	720,000	787,135
2.89% (1 Month LIBOR USD + 0.80%), 12/25/2029 (2)	348,534	349,185
4.74% (1 Month LIBOR USD + 2.65%), 12/25/2029 (2)	250,000	257,719
2.84% (1 Month LIBOR USD + 0.75%), 03/25/2030 (2)	1,483,852	1,487,520
2.54% (1 Month LIBOR USD + 0.45%), 07/25/2030 (2)	1,776,898	1,769,543
4.39% (1 Month LIBOR USD + 2.30%), 09/25/2030 (2)	3,655,000	3,643,851
3.75%, 02/25/2048 (1)(4)	545,000	480,847
3.82%, 05/25/2048 (1)(4)	445,000	407,340
Freddie Mac Whole Loan Securities Trust
3.59%, 12/25/2046 (1)(4)	4,645,805	4,601,648
FREMF 2018-K731 Mortgage Trust
3.91%, 02/25/2025 (1)	1,515,000	1,482,204
GAHR Commercial Mortgage Trust 2015-NRF
3.49%, 12/15/2034 (1)(4)	1,250,000	1,242,644
Galton Funding Mortgage Trust 2017-1
3.50%, 11/25/2057 (1)(4)	3,029,413	2,983,362
Ginnie Mae I Pool
7.50%, 08/15/2033	384,046	433,312
5.00%, 09/15/2039	51,931	55,277
5.00%, 10/15/2039	396,394	421,949
5.00%, 12/15/2039	616,734	656,572
5.00%, 02/15/2040	84,550	90,839
5.00%, 02/15/2040	84,550	90,839
5.00%, 06/15/2040	243,160	258,809
4.50%, 05/15/2041	640,645	683,319
5.00%, 09/15/2041	177,174	186,349
3.00%, 10/15/2042	222,335	218,432
3.00%, 12/15/2042	38,121	37,452
3.50%, 12/15/2042	13,140	13,245
3.50%, 01/15/2043	17,718	17,858
3.00%, 05/15/2043	129,196	127,366
3.00%, 06/15/2043	11,522	11,359
3.00%, 06/15/2043	11,290	11,131
3.50%, 10/15/2043	81,073	81,769
5.00%, 07/15/2044	227,676	242,938
4.50%, 09/15/2045	235,097	248,677

Ginnie Mae II Pool
5.50%, 07/20/2036	123,493	134,834
5.00%, 07/01/2039 (5)	16,645,000	17,469,205
5.50%, 01/20/2040	262,694	282,032
5.00%, 05/20/2040	245,982	263,942
5.00%, 06/20/2040	130,481	141,452
5.00%, 08/20/2040	100,046	106,543
5.00%, 09/20/2040	85,302	91,308
4.50%, 07/15/2041 (5)	350,000	363,788
4.00%, 07/15/2042 (5)	75,000	76,850
3.00%, 07/20/2042	486,866	480,866
3.50%, 08/20/2042	23,651	23,925
3.50%, 09/20/2042	4,059,980	4,106,991
2.50%, 10/20/2042	693,153	664,933
2.50%, 12/20/2042	2,815,311	2,700,736
3.50%, 12/20/2042	9,751	9,863
3.00%, 01/20/2043	738,570	729,470
3.50%, 02/20/2043	26,688	26,997
3.50%, 05/20/2043	12,655	12,802
3.50%, 09/20/2043	177,695	179,752
3.50%, 10/20/2044	606,769	610,992
3.50%, 10/20/2044	74,424	74,798
3.00%, 12/20/2044	806,252	794,684
3.50%, 12/20/2044	14,184	14,276
5.00%, 12/20/2044	354,405	379,901
3.50%, 03/20/2045	586,444	589,984
3.50%, 05/20/2045	21,487	21,594
5.50%, 06/20/2045	344,562	370,833
3.00%, 07/15/2045 (5)	9,855,000	9,638,459
3.50%, 07/15/2045 (5)	6,755,000	6,778,748
3.50%, 07/20/2045	777,732	782,426
3.50%, 10/20/2045	146,205	146,955
3.50%, 10/20/2045	106,523	106,944
3.00%, 01/20/2046	1,031,459	1,015,580
3.50%, 01/20/2046	2,900,658	2,917,718
4.50%, 01/20/2046	954,982	1,005,080
3.50%, 02/20/2046	1,761,973	1,770,520
3.50%, 02/20/2046	853,481	859,483
3.50%, 03/20/2046	2,823,492	2,839,664
3.00%, 04/20/2046	781,474	768,779

3.50%, 04/20/2046	1,039,762	1,045,397
3.00%, 05/20/2046	41,617	40,818
3.00%, 05/20/2046	104,151	102,237
3.50%, 05/20/2046	15,501	15,577
3.50%, 05/20/2046	101,821	102,315
3.50%, 05/20/2046	24,058	24,175
4.00%, 05/20/2046	1,668,935	1,720,229
3.00%, 06/20/2046	210,481	206,318
3.50%, 06/20/2046	124,646	125,253
3.50%, 06/20/2046	729,571	733,187
3.00%, 07/20/2046	262,556	257,540
3.00%, 07/20/2046	182,739	179,251
3.00%, 07/20/2046	62,749	61,545
3.00%, 07/20/2046	356,015	349,204
3.00%, 07/20/2046	101,716	99,846
3.00%, 07/20/2046	189,903	186,270
3.00%, 08/20/2046	134,088	131,531
3.00%, 08/20/2046	3,621,930	3,554,504
3.00%, 08/20/2046	151,268	148,487
3.00%, 08/20/2046	84,568	82,903
3.00%, 09/20/2046	83,618	81,972
3.00%, 09/20/2046	86,486	84,832
3.00%, 09/20/2046	3,250,990	3,191,542
3.50%, 09/20/2046	1,844,505	1,853,084
2.50%, 10/20/2046	319,690	303,398
3.00%, 10/20/2046	3,497,715	3,430,618
3.00%, 11/20/2046	1,223,058	1,199,249
3.00%, 12/20/2046	8,633,386	8,462,873
3.50%, 12/20/2046	6,810,086	6,840,216
3.50%, 01/20/2047	9,148,888	9,189,367
3.00%, 03/20/2047	2,086,190	2,045,741
3.00%, 04/20/2047	4,044,685	3,963,259
3.50%, 04/20/2047	4,634,605	4,655,110
4.00%, 04/20/2047	5,849,872	6,005,041
3.50%, 05/20/2047	617,109	619,840
4.00%, 05/20/2047	7,715,016	7,919,712
4.50%, 05/20/2047	12,101,957	12,642,122
3.50%, 06/20/2047	3,701,160	3,717,536
4.50%, 06/20/2047	16,423,812	17,077,769
5.00%, 06/20/2047	8,420,388	8,861,493

3.00%, 07/20/2047	1,476,174	1,445,679
4.00%, 07/20/2047	1,882,729	1,937,697
4.50%, 07/20/2047	1,936,044	2,013,040
5.00%, 07/20/2047	1,216,593	1,277,704
3.50%, 08/20/2047	9,429,128	9,470,847
4.00%, 08/20/2047	3,428,040	3,515,739
4.50%, 08/20/2047	8,521,038	8,859,916
5.00%, 08/20/2047	835,071	878,429
3.00%, 09/20/2047	25,722,627	25,180,762
3.50%, 09/20/2047	8,732,349	8,770,984
4.50%, 09/20/2047	10,505,350	10,923,144
5.00%, 09/20/2047	8,781,551	9,222,660
3.50%, 10/20/2047	1,998,755	2,007,598
5.00%, 10/20/2047	860,669	903,966
5.50%, 10/20/2047	1,651,384	1,745,543
4.00%, 11/20/2047	5,870,795	6,020,986
4.50%, 11/20/2047	2,072,702	2,155,133
5.00%, 11/20/2047	1,752,306	1,840,400
4.00%, 12/20/2047	5,742,904	5,889,823
5.00%, 12/20/2047	3,536,587	3,714,235
3.00%, 01/20/2048	4,837,287	4,734,138
4.50%, 01/20/2048	1,737,739	1,807,420
5.00%, 01/20/2048	4,893,221	5,140,308
5.00%, 02/20/2048	4,687,817	4,923,785
5.00%, 04/20/2048	3,002,626	3,153,452
3.00%, 05/20/2048	10,352,421	10,132,861
4.50%, 05/20/2048	12,782,888	13,291,258
3.50%, 06/20/2048	17,335,000	17,411,697
Government National Mortgage Association
3.50%, 03/20/2039 IO	1,147,108	93,479
3.50%, 05/20/2043 IO	315,790	67,364
3.00%, 11/20/2047	1,553,670	1,550,704
3.00%, 12/20/2047	1,108,675	1,095,505
Great Wolf Trust 2017-WOLF
3.07% (1 Month LIBOR USD + 0.85%, 1.00% Floor), 09/15/2034 (1)(2)	3,170,000	3,172,947
3.27% (1 Month LIBOR USD + 1.10%, 1.10% Floor), 09/15/2034 (1)(2)	1,625,000	1,625,498
GS Mortgage Securities Co. Trust 2012-SHOP
2.93%, 06/05/2031 (1)	3,540,000	3,543,925
GS Mortgage Securities Trust 2011-GC3
5.83%, 03/10/2044 (1)(4)	340,000	345,964

GS Mortgage Securities Trust 2011-GC5
5.56%, 08/10/2044 (1)(4)	220,000	214,123
GS Mortgage Securities Trust 2013-GC16
5.16%, 11/10/2046 (4)	7,561,000	8,032,051
GS Mortgage Securities Trust 2014-GC18
4.38%, 01/10/2047	905,000	928,123
GS Mortgage Securities Trust 2014-GC26
3.63%, 11/10/2047	930,000	933,040
GS Mortgage Securities Trust 2014-GSFL
5.34% (1 Month LIBOR USD + 5.95%, 5.95% Floor), 07/15/2031 (1)(2)	2,200,000	2,201,295
GS Mortgage Securities Trust 2015-GC34
3.51%, 10/10/2048	540,000	535,957
3.91%, 10/10/2048	170,000	169,571
GSCCRE Commercial Mortgage Trust 2015-HULA
6.47% (1 Month LIBOR USD + 4.40%), 08/15/2032 (1)(2)	1,936,000	1,941,305
HarborView Mortgage Loan Trust 2005-9
2.53% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 11.00% Cap), 06/20/2035 (2)	9,823,071	9,792,961
HarborView Mortgage Loan Trust 2006-10
2.28% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 11/19/2036 (2)	12,487,619	10,971,731
HarborView Mortgage Loan Trust 2007-6
2.28% (1 Month LIBOR USD + 0.20%, 10.50% Cap), 08/19/2037 (2)	11,211,290	10,372,585
Hilton Orlando Trust 2018-ORL
2.84% (1 Month LIBOR USD + 0.77%), 12/15/2034 (1)(2)	2,085,000	2,082,373
3.12% (1 Month LIBOR USD + 1.05%), 12/15/2034 (1)(2)	350,000	349,668
Holmes Master Issuer Plc
2.71% (3 Month LIBOR USD + 0.36%), 10/15/2054 (1)(2)	1,110,000	1,109,358
Hospitality Mortgage Trust
2.88% (1 Month LIBOR USD + 0.85%), 05/08/2030 (1)(2)	510,000	510,022
3.21% (1 Month LIBOR USD + 1.18%), 05/08/2030 (1)(2)	405,000	405,012
Hudsons Bay Simon JV Trust 2015-HBS
4.15%, 08/05/2034 (1)	2,725,000	2,677,108
Impac CMB Trust Series 2004-7
2.73% (1 Month LIBOR USD + 0.64%, 11.25% Cap), 11/25/2034 (2)	8,369,674	8,342,126
Independence Plaza Trust 2018-INDP
3.91%, 07/10/2035 (1)	2,780,000	2,781,702
IndyMac INDX Mortgage Loan Trust 2007-AR15
3.73%, 08/25/2037 (4)	6,191,054	5,454,022
InTown Hotel Portfolio Trust 2018-STAY
3.12% (1 Month LIBOR USD + 1.05%, 1.05% Floor), 01/15/2033 (1)(2)	430,000	429,455

JP Morgan Chase Commercial Mortgage Securities Trust 2005-CIBC13
5.77%, 01/12/2043 (4)	2,167,129	2,196,245
JP Morgan Chase Commercial Mortgage Securities Trust 2010-CNTR
4.31%, 08/05/2032 (1)	1,574,654	1,598,892
JP Morgan Chase Commercial Mortgage Securities Trust 2012-HSBC
3.09%, 07/05/2032 (1)	2,540,596	2,527,148
JP Morgan Chase Commercial Mortgage Securities Trust 2015-SGP
4.82% (1 Month LIBOR USD + 2.75%, 2.75% Floor), 07/15/2036 (1)(2)	250,000	251,177
6.57% (1 Month LIBOR USD + 4.50%, 4.50% Floor), 07/15/2036 (1)(2)	887,000	894,790
JP Morgan Chase Commercial Mortgage Securities Trust 2015-UES
3.74%, 09/05/2032 (1)(4)	590,000	581,644
JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP3
3.40%, 08/15/2049 (4)	565,000	535,835
JP Morgan Chase Commercial Mortgage Securities Trust 2016-NINE
2.95%, 10/06/2038 (1)(4)	1,200,000	1,129,414
2.95%, 10/06/2038 (1)(4)	910,000	839,564
JP Morgan Chase Commercial Mortgage Securities Trust 2016-WIKI
3.55%, 10/05/2031 (1)	394,000	387,782
4.14%, 10/05/2031 (1)(4)	602,000	591,236
JP Morgan Resecuritization Trust Series 2014-6
2.17% (1 Month LIBOR USD + 0.21%, 0.21% Floor), 07/27/2046 (1)(2)	1,595,292	1,586,245
JP Morgan Seasoned Mortgage Trust 2010-1
3.47%, 03/25/2050 (1)(4)	14,776,057	13,604,333
JPMBB Commercial Mortgage Securities Trust 2014-C22
3.80%, 09/15/2047	1,945,000	1,973,586
JPMBB Commercial Mortgage Securities Trust 2015-C28
3.99%, 10/15/2048	1,200,000	1,183,316
JPMBB Commercial Mortgage Securities Trust 2015-C30
3.82%, 07/15/2048	2,780,000	2,814,127
JPMBB Commercial Mortgage Securities Trust 2015-C31
3.80%, 08/15/2048	5,065,000	5,118,054
JPMCC COML MTG SEC TR 2016-JP2 A-S
0.00%, 08/17/2049	1,903,000	1,793,380
JPMCC COML MTG SEC TR 2017-JP5 A-S
0.00%, 03/17/2050	4,990,000	4,977,827
JPMDB Commercial Mortgage Securities Trust 2016-C4
3.38%, 12/15/2049	4,040,000	3,883,300
JPMDB Commercial Mortgage Securities Trust 2017-C5
4.51%, 03/15/2050 (4)	2,365,000	2,351,620
JPMDB Commercial Mortgage Securities Trust 2018-C8
4.75%, 06/15/2051 (4)	1,474,000	1,498,724

Merrill Lynch Mortgage Investors Trust Series MLCC 2004-HB1
3.57%, 04/25/2029 (4)	1,046,776	1,036,063
Mill City Mortgage Loan Trust 2016-1
2.50%, 04/25/2057 (1)(4)	374,833	367,761
Mill City Mortgage Loan Trust 2017-2
2.75%, 07/25/2059 (1)(4)	704,550	693,614
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17
3.74%, 08/15/2047	974,000	982,892
4.46%, 08/15/2047 (4)	1,655,000	1,665,610
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
4.00%, 08/15/2031	310,000	309,002
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22
3.31%, 04/15/2048	965,000	946,445
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
4.04%, 05/15/2048 (4)	190,000	191,581
4.50%, 05/15/2048 (4)	85,000	85,536
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28
4.75%, 01/15/2049 (4)	2,033,000	2,033,268
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30
2.86%, 09/15/2049	3,220,000	3,027,766
Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34
4.33%, 11/15/2052 (4)	845,000	813,227
Morgan Stanley Capital I Trust 2017-H1
3.53%, 06/15/2050	2,750,000	2,708,143
4.28%, 06/15/2050 (4)	555,000	541,207
Morgan Stanley Capital I, Inc.
2.92% (1 Month LIBOR USD + 0.85%, 0.85% Floor), 11/15/2034 (1)(2)	1,890,000	1,888,213
3.27% (1 Month LIBOR USD + 1.20%, 1.20% Floor), 11/15/2034 (1)(2)	2,830,000	2,827,325
Morgan Stanley Resecuritization Trust 2013-R10
3.56%, 01/26/2051 (1)(4)	547,260	545,992
Motel 6 Trust 2017-MTL6
2.99% (1 Month LIBOR USD + 0.92%, 0.92% Floor), 08/15/2034 (1)(2)	8,505,800	8,503,123
3.26% (1 Month LIBOR USD + 1.19%, 1.19% Floor), 08/15/2034 (1)(2)	7,528,122	7,528,103
4.22% (1 Month LIBOR USD + 2.15%, 2.15% Floor), 08/15/2034 (1)(2)	782,142	783,611
Nomura Resecuritization Trust 2015-7R
3.60%, 08/26/2036 (1)(4)	1,128,395	1,116,993
One Market Plaza Trust 2017-1MKT
3.61%, 02/10/2032 (1)	1,980,000	1,975,514
Palisades Center Trust 2016-PLSD
2.71%, 04/13/2033 (1)	640,000	625,344

RBS Commercial Funding, Inc. 2013-GSP Trust
3.96%, 01/13/2032 (1)(4)		1,565,000	1,584,981
Resource Capital Corp. 2017-CRE5 Ltd.
2.87% (1 Month LIBOR USD + 0.80%), 07/15/2034 (1)(2)		11,441,801	11,441,793
4.07% (1 Month LIBOR USD + 2.00%), 07/15/2034 (1)(2)		3,224,282	3,216,354
RETL 2018-RVP
3.82% (1 Month LIBOR USD + 1.75%, 1.75% Floor), 03/15/2033 (1)(2)		6,827,290	6,862,930
Rosslyn Portfolio Trust 2017-ROSS
3.02% (1 Month LIBOR USD + 0.95%, 1.94% Floor), 06/15/2033 (1)(2)		15,800,000	15,805,195
Seasoned Credit Risk Transfer Trust
3.00%, 09/25/2055 (1)(4)		375,000	364,804
Seasoned Credit Risk Transfer Trust Series 2017-2
4.00%, 08/25/2056 (1)(4)		910,000	895,318
Sequoia Mortgage Trust 2003-2
2.74% (1 Month LIBOR USD + 0.66%, 0.33% Floor, 11.50% Cap), 06/20/2033 (2)		892,479	896,096
Sequoia Mortgage Trust 2004-9
3.08% (6 Month LIBOR USD + 0.72%, 0.36% Floor, 11.50% Cap), 10/20/2034 (2)		1,959,998	1,899,307
Sequoia Mortgage Trust 2013-4
3.49%, 04/25/2043 (4)		2,883,512	2,812,753
Sequoia Mortgage Trust 2017-CH2
4.00%, 12/25/2047 (1)(4)		2,578,514	2,595,656
Sequoia Mortgage Trust 2018-CH1
3.50%, 02/25/2048 (1)(4)		807,631	818,383
Sequoia Mortgage Trust 2018-CH2
4.00%, 06/25/2048 (1)(4)		2,519,311	2,527,474
SFAVE Commercial Mortgage Securities Trust 2015-5AVE
3.87%, 01/05/2043 (1)(4)		1,375,000	1,301,187
Southern Pacific Securities 06-1 Plc
0.92% (3 Month LIBOR GBP + 0.30%), 03/10/2044 (2)	GBP	3,084,572	4,049,114
STACR Trust 2018-DNA2
2.86% (1 Month LIBOR USD + 0.80%), 12/25/2030 (1)(2)		$5,600,000	5,599,992
4.21% (1 Month LIBOR USD + 2.15%), 12/25/2030 (1)(2)		2,760,000	2,744,942
Starwood Retail Property Trust 2014-STAR
4.57% (1 Month LIBOR USD + 2.50%, 2.50% Floor), 11/15/2027 (1)(2)		2,206,000	2,182,631
Structured Asset Mortgage Investments II Trust 2007-AR3
2.28% (1 Month LIBOR USD + 0.19%, 0.19% Floor, 10.50% Cap), 09/25/2047 (2)		15,238,888	14,643,687
Sutherland Commercial Mortgage Loans 2017-SBC6
3.19%, 05/25/2037 (1)(4)		11,156,453	11,093,932
Towd Point Mortgage Trust 2015-3
3.00%, 03/25/2054 (1)(4)		255,453	253,621

Towd Point Mortgage Trust 2015-4
2.75%, 04/25/2055 (1)(4)	330,824	327,131
Towd Point Mortgage Trust 2015-5
2.75%, 05/25/2055 (1)(4)	307,344	302,950
Towd Point Mortgage Trust 2016-1
2.75%, 02/25/2055 (1)(4)	267,682	264,424
3.00%, 02/25/2055 (1)(4)	349,069	344,492
Towd Point Mortgage Trust 2016-2
2.75%, 08/25/2055 (1)(4)	235,771	231,310
Towd Point Mortgage Trust 2016-3
2.25%, 04/25/2056 (1)(4)	378,336	369,539
Towd Point Mortgage Trust 2016-4
2.25%, 07/25/2056 (1)(4)	768,536	748,283
Towd Point Mortgage Trust 2016-5
2.50%, 10/25/2056 (1)(4)	2,568,111	2,508,015
UBS Commercial Mortgage Trust 2018-C9
4.32%, 03/15/2051 (4)	1,718,000	1,756,041
UBS-Barclays Commercial Mortgage Trust 2012-C2
5.05%, 05/10/2063 (1)(4)(13)	1,135,000	1,056,165
5.05%, 05/10/2063 (1)(4)(13)	2,750,000	2,271,639
Verus Securitization Trust 2018-1
2.93%, 02/25/2048 (1)(4)	1,096,180	1,087,038
Verus Securitization Trust 2018-INV1
3.63%, 03/25/2058 (1)(4)	1,279,384	1,280,661
VNDO 2012-6AVE Mortgage Trust
3.00%, 11/15/2030 (1)	2,755,000	2,715,589
Wachovia Bank Commercial Mortgage Trust Series 2006-C29
5.44%, 11/15/2048 (4)	13,786,907	13,924,776
Wachovia Bank Commercial Mortgage Trust Series 2007-C31
5.66%, 04/15/2047 (4)	9,015,470	9,049,197
Wachovia Bank Commercial Mortgage Trust Series 2007-C32
6.06%, 06/15/2049 (4)	4,793,570	4,841,506
Wachovia Bank Commercial Mortgage Trust Series 2007-C33
6.21%, 02/15/2051 (4)(13)	10,139,578	10,088,880
Wachovia Bank Commercial Mortgage Trust Series 2007-C34
6.31%, 05/15/2046 (4)	286,894	291,728
WaMu Mortgage Pass-Through Certificates Series 2005-AR11 Trust
2.41% (1 Month LIBOR USD + 0.32%, 0.32% Floor, 10.50% Cap), 08/25/2045 (2)	4,414,080	4,415,230
WaMu Mortgage Pass-Through Certificates Series 2005-AR13 Trust
2.38% (1 Month LIBOR USD + 0.29%, 0.29% Floor, 10.50% Cap), 10/25/2045 (2)	2,667,402	2,667,841

WaMu Mortgage Pass-Through Certificates Series 2005-AR15 Trust
2.35% (1 Month LIBOR USD + 0.26%, 0.26% Floor, 10.50% Cap), 11/25/2045 (2)	3,716,484	3,675,756
WaMu Mortgage Pass-Through Certificates Series 2005-AR2 Trust
2.42% (1 Month LIBOR USD + 0.33%, 0.33% Floor, 10.50% Cap), 01/25/2045 (2)	6,810,897	6,769,039
WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust
3.47%, 02/25/2037 (4)	13,489,110	12,967,376
WaMu Mortgage Pass-Through Certificates Series 2007-OA5 Trust
2.31% (12 Month U.S. Treasury Average + 0.75%, 0.75% Floor), 06/25/2047 (2)	11,209,450	10,995,658
Wells Fargo Commercial Mortgage Trust 2015-C30
3.66%, 09/15/2058	1,280,000	1,283,291
Wells Fargo Commercial Mortgage Trust 2015-C31
3.70%, 11/15/2048	2,875,000	2,877,266
Wells Fargo Commercial Mortgage Trust 2016-C33
3.16%, 03/15/2059	1,225,000	1,185,993
4.51%, 03/15/2059 (4)	4,317,000	4,440,109
Wells Fargo Commercial Mortgage Trust 2016-C34
3.10%, 06/15/2049	1,135,000	1,089,921
Wells Fargo Commercial Mortgage Trust 2016-C35
3.18%, 07/15/2048	3,155,000	3,004,576
Wells Fargo Commercial Mortgage Trust 2016-LC24
3.37%, 10/15/2049	7,433,705	7,167,005
Wells Fargo Commercial Mortgage Trust 2017-C38
3.45%, 07/15/2050	1,695,000	1,657,544
3.67%, 07/15/2050 (4)	1,315,000	1,286,581
Wells Fargo Commercial Mortgage Trust 2017-HSDB
2.90% (1 Month LIBOR USD + 0.85%, 0.85% Floor), 12/13/2031 (1)(2)	8,100,000	8,097,039
3.15% (1 Month LIBOR USD + 1.10%, 1.10% Floor), 12/13/2031 (1)(2)	6,700,000	6,703,889
3.89% (1 Month LIBOR USD + 1.84%, 1.84% Floor), 12/13/2031 (1)(2)	100,000	99,832
WFRBS Commercial Mortgage Trust 2011-C2
5.84%, 02/15/2044 (1)(4)	2,130,000	2,157,676
WFRBS Commercial Mortgage Trust 2011-C5
5.86%, 11/15/2044 (1)(4)	115,000	117,031
WFRBS Commercial Mortgage Trust 2012-C7
4.98%, 06/15/2045 (1)(4)	690,000	562,146
WFRBS Commercial Mortgage Trust 2014-C19
4.72%, 03/15/2047 (4)	329,000	339,427
WFRBS Commercial Mortgage Trust 2014-C22
4.07%, 09/15/2057 (4)	4,250,000	4,313,304
Worldwide Plaza Trust 2017-WWP
3.53%, 11/10/2036 (1)	1,740,000	1,700,963
3.72%, 11/10/2036 (1)(4)	320,000	307,422

Total Mortgage-Backed Obligations		$2,377,429,400

Total Bonds & Notes (Cost $10,469,421,392)		$10,359,254,556

BANK LOANS - 2.17%
ABG Intermediate Holdings 2 LLC
5.85% (LIBOR USD), 09/29/2024 (2)	$705,000	$702,060
Air Medical Group Holdings, Inc.
6.34% (1 Month LIBOR + 4.25%), 03/14/2025 (2)	199,500	196,424
Alliant Holdings Intermediate LLC
5.05% (1 Month LIBOR + 3.00%), 05/09/2025 (2)	2,760,000	2,739,300
Altice Financing SA
5.10% (3 Month LIBOR + 2.75%), 07/15/2025 (2)	2,806,650	2,759,414
5.10% (3 Month LIBOR + 2.75%), 02/02/2026 (2)	47,435	46,428
Altice U.S. Finance I Corp.
4.34% (1 Month LIBOR + 2.25%), 07/28/2025 (2)	4,394,062	4,358,382
American Axle & Manufacturing, Inc.
4.35% (1 Month LIBOR + 2.25%), 04/08/2024 (2)	3,225,726	3,208,242
Amneal Pharmaceuticals LLC
5.63% (2 Month LIBOR + 3.50%), 05/05/2025 (2)	1,254,710	1,251,184
Ancestry.com Operations, Inc.
5.35% (1 Month LIBOR + 3.25%), 10/19/2023 (2)	3,840,434	3,831,793
Aramark Services, Inc.
4.08% (3 Month LIBOR + 1.75%), 03/28/2024 (2)	2,763,213	2,759,759
4.08% (3 Month LIBOR + 1.75%), 03/11/2025 (2)	199,500	199,127
Argon Medical Devices, Inc.
5.84% (1 Month LIBOR + 3.75%), 01/23/2025 (2)	910,000	911,711
Asurion LLC
4.84% (1 Month LIBOR + 2.75%), 08/04/2022 (2)	3,881,493	3,871,789
4.84% (1 Month LIBOR + 2.75%), 11/03/2023 (2)	448,048	446,928
8.09% (1 Month LIBOR + 6.00%), 08/04/2025 (2)	2,485,000	2,519,169
Asurion T/L B7
0.00%, 11/30/2024 (13)	2,080,000	2,069,605
Avantor, Inc.
5.98% (1 Month LIBOR + 4.00%), 11/21/2024 (2)	209,200	210,072
Avolon TLB Borrower 1 U.S. LLC
4.09% (1 Month LIBOR + 2.00%), 01/15/2025 (2)	4,196,046	4,141,833
Axalta Coating Systems U.S. Holdings, Inc.
4.08% (3 Month LIBOR + 1.75%), 05/31/2024 (2)	80,000	79,500

Beacon Roofing Supply, Inc.
4.28% (1 Month LIBOR + 2.25%), 01/02/2025 (2)	120,000	119,150
Brand Energy & Infrastructure Services, Inc.
6.61% (3 Month LIBOR + 4.25%), 06/21/2024 (2)	2,332,432	2,334,181
Brookfield Retail Holdings VII Sub 3 LLC
4.84% (LIBOR USD), 05/07/2025 (2)	2,350,000	2,305,937
BWAY Holding Co.
5.59% (3 Month LIBOR + 3.25%), 04/03/2024 (2)	4,177,500	4,152,059
Caesars Resort Collection LLC
4.84% (1 Month LIBOR + 2.75%), 12/23/2024 (2)	5,144,750	5,124,634
California Resources Corp.
6.84% (1 Month LIBOR + 4.75%), 12/30/2022 (2)	100,000	101,688
CenturyLink, Inc.
4.84% (1 Month LIBOR + 2.75%), 01/31/2025 (2)	4,040,200	3,954,346
CEOC LLC
4.09% (1 Month LIBOR + 2.00%), 10/04/2024 (2)	99,750	98,919
Change Healthcare Holdings LLC
4.84% (1 Month LIBOR + 2.75%), 03/01/2024 (2)	3,979,800	3,964,239
Charter Communications Operating LLC
4.10% (1 Month LIBOR + 2.00%), 04/30/2025 (2)	7,121,250	7,105,654
CHI Doors Holdings Corp.
5.34% (1 Month LIBOR + 3.25%), 07/29/2022 (2)	2,396,678	2,401,663
Chobani LLC
5.59% (1 Month LIBOR + 3.50%), 10/09/2023 (2)	2,295,750	2,295,750
CHS/Community Health Systems, Inc.
5.31% (3 Month LIBOR + 3.00%), 12/31/2019 (2)	3,238,571	3,231,997
5.56% (3 Month LIBOR + 3.25%), 01/27/2021 (2)	2,708,571	2,641,209
Colorado Buyer, Inc.
5.36% (3 Month LIBOR + 3.00%), 05/01/2024 (2)	1,116,563	1,114,329
Columbus McKinnon Corp./NY
4.80% (3 Month LIBOR + 2.50%), 01/31/2024 (2)	185,622	184,230
CommScope, Inc.
4.09% (1 Month LIBOR + 2.00%), 12/29/2022 (2)	3,557,910	3,566,805
Core & Main Gp, LLC
5.30% (3 Month LIBOR + 3.00%), 08/01/2024 (2)	99,500	99,376
Crown Americas LLC
4.31% (3 Month LIBOR + 2.00%), 04/03/2025 (2)	150,000	149,937
CSC Holdings LLC
4.32% (1 Month LIBOR + 2.25%), 07/17/2025 (2)	4,011,252	3,981,168
4.57% (1 Month LIBOR + 2.50%), 01/26/2026 (2)	300,000	298,749

Dell International LLC
4.10% (1 Month LIBOR + 2.00%), 09/07/2023 (2)	99,500	98,941
Delta 2 Lux Sarl
4.59% (1 Month LIBOR + 2.50%), 02/01/2024 (2)	1,025,000	1,010,271
Drillship Kithira Owners, Inc.
8.00%, 09/20/2024	1,196,120	1,253,690
Dubai World Corp.
2.00% cash or 1.75% PIK, 09/30/2022	3,693,583	3,470,121
Duff & Phelps LLC
5.58% (3 Month LIBOR + 3.25%), 02/13/2025 (2)	2,340,000	2,327,809
Edelman Financial T/L B (06/18)
5.55%, 06/26/2025	905,000	903,308
Encapsys LLC
5.34% (1 Month LIBOR + 3.25%), 11/07/2024 (2)	565,000	565,000
Energizer Holdings T/L B
4.58%, 06/20/2025	2,025,000	2,024,149
Energizer Holdings, Inc.
7.35%, 05/18/2019 (13)	600,000	595,500
Envision Healthcare Corp.
5.10% (1 Month LIBOR + 3.00%), 12/01/2023 (2)	961,964	959,964
ExamWorks Group, Inc.
5.34% (1 Month LIBOR + 3.25%), 07/27/2023 (2)	1,333,534	1,332,974
Exgen Renewables IV LLC
5.31% (3 Month LIBOR + 3.00%), 11/29/2024 (2)	657,069	658,711
Filtration Group Corp.
5.30% (1 Month LIBOR + 3.00%), 03/31/2025 (2)	3,115,000	3,111,885
Financial + Risk U.S. Holdings I
6.25%, 02/06/2019 (13)	1,400,000	1,389,500
First Data Corp.
4.09% (1 Month LIBOR + 2.00%), 07/08/2022 (2)	2,411,813	2,399,754
4.09% (1 Month LIBOR + 2.00%), 04/26/2024 (2)	1,370,000	1,360,944
Flex Acquisition Co., Inc.
5.31% (3 Month LIBOR + 3.00%), 12/29/2023 (2)	816,750	812,536
Gentiva Health Services, Inc.
6.07% (LIBOR USD), 06/21/2025 (2)	1,265,000	1,255,513
Genworth Holdings, Inc.
6.55% (1 Month LIBOR + 4.50%), 02/28/2023 (2)	50,000	50,875
GO DADDY T/L B
4.34% (1 Month LIBOR + 2.25%), 02/15/2024 (2)	2,044,844	2,032,800
Gopher Resource LLC
5.34% (1 Month LIBOR + 3.25%), 03/06/2025 (2)	155,000	155,000

GTT Communications, Inc.
4.88% (2 Month LIBOR + 2.75%), 06/02/2025 (2)		200,000	196,850
HB Fuller Co.
4.08% (1 Month LIBOR + 2.00%), 10/21/2024 (2)		1,127,042	1,117,180
HCA, Inc.
4.09% (1 Month LIBOR + 2.00%), 03/13/2025 (2)		3,260,645	3,267,590
Hilton Worldwide Finance LLC
3.84% (1 Month LIBOR + 1.75%), 10/25/2023 (2)		8,365,730	8,362,216
HUB International Ltd.
5.36% (3 Month LIBOR + 3.00%), 04/25/2025 (2)		2,120,000	2,105,966
Hyland Software, Inc.
5.34% (1 Month LIBOR + 3.25%), 07/01/2022 (2)		1,270,376	1,271,697
iHeartCommunications, Inc.
9.05% (3 Month LIBOR + 6.75%), 01/30/2019 (2)(10)		5,610,000	4,267,807
9.80% (3 Month LIBOR + 7.50%), 07/30/2019 (2)(10)		2,000,000	1,520,460
Intelsat Jackson Holdings SA
5.72% (1 Month LIBOR + 3.75%), 11/30/2023 (2)		420,000	418,618
6.60% (1 Month LIBOR + 4.50%), 01/02/2024 (2)		1,315,000	1,363,077
IRB Holding Corp.
5.25% (1 Month LIBOR + 3.25%), 02/05/2025 (2)		100,000	100,083
iStar Financial T/L B
5.01%, 10/01/2021		1,285,000	1,281,787
KFC Holding Co.
3.84% (1 Month LIBOR + 1.75%), 04/03/2025 (2)		7,343,568	7,265,580
Kloeckner Pentaplast of America, Inc.
4.75% (3 Month EURIBOR + 4.75%), 06/30/2022 (2)	EUR	100,000	110,260
6.34% (1 Month LIBOR + 4.25%), 06/30/2022 (2)		$1,400,506	1,338,142
Kronos, Inc./MA
5.36% (3 Month LIBOR + 3.00%), 11/01/2023 (2)		3,624,102	3,614,390
Las Vegas Sands LLC
4.08% (LIBOR USD), 03/27/2025 (2)		1,546,125	1,534,251
Level 3 Financing, Inc.
4.33% (1 Month LIBOR + 2.25%), 02/22/2024 (2)		12,025,000	11,979,906
MacDonald Dettwiler & Associates Ltd.
4.74% (1 Month LIBOR + 2.75%), 10/04/2024 (2)		2,508,713	2,496,796
McDermott Technology Americas, Inc.
7.09% (1 Month LIBOR + 5.00%), 05/12/2025 (2)		3,080,000	3,091,550
Medplast Holdings T/L
6.05%, 06/26/2025		570,000	568,934

Meredith Corp.
5.09% (1 Month LIBOR + 3.00%), 01/31/2025 (2)		100,000	99,875
Micro Holdings Corp.
5.84% (1 Month LIBOR + 3.75%), 09/13/2024 (2)		1,502,450	1,500,993
Microchip Technology, Inc.
4.10% (1 Month LIBOR + 2.00%), 05/29/2025 (2)		560,000	558,835
Mission Broadcasting, Inc.
4.48% (1 Month LIBOR + 2.50%), 01/17/2024 (2)		278,428	277,868
MPH Acquisition Holdings LLC
5.08% (3 Month LIBOR + 2.75%), 06/07/2023 (2)		2,269,646	2,255,097
Multi-Color Corp.
4.34% (1 Month LIBOR + 2.25%), 10/31/2024 (2)		46,883	46,804
Nature’s Bounty Co.
5.59% (1 Month LIBOR + 3.50%), 09/26/2024 (2)		99,500	92,435
NEP/NCP Holdco, Inc.
5.34% (1 Month LIBOR + 3.25%), 07/21/2022 (2)		2,680,439	2,665,911
Nexstar Media Group, Inc.
4.48% (1 Month LIBOR + 2.50%), 01/17/2024 (2)		2,143,895	2,139,586
PAREXEL International
4.84% (1 Month LIBOR + 2.75%), 09/27/2024 (2)		1,119,375	1,112,379
PetSmart, Inc.
5.01% (1 Month LIBOR + 3.00%), 03/11/2022 (2)		780,000	643,204
PharMerica Corp.
5.55% (1 Month LIBOR + 3.50%), 12/06/2024 (2)		975,000	972,865
Pisces Midco, Inc.
6.09% (3 Month LIBOR + 3.75%), 04/12/2025 (2)		600,000	598,128
Post Holdings, Inc.
4.10% (1 Month LIBOR + 2.00%), 05/24/2024 (2)		1,747,350	1,735,573
PQ Corp.
4.59% (1 Month LIBOR + 2.50%), 02/08/2025 (2)		2,672,275	2,658,914
Project Deep Blue Holdings LLC
5.31% (1 Month LIBOR + 3.25%), 02/12/2025 (2)		50,000	49,750
Reynolds Group Holdings, Inc.
4.84% (1 Month LIBOR + 2.75%), 02/06/2023 (2)		1,910,327	1,904,749
SBA Senior Finance II LLC
4.33% (LIBOR USD), 04/11/2025 (2)		1,600,000	1,588,000
Scientific Games International, Inc.
4.92% (2 Month LIBOR + 2.75%), 08/14/2024 (2)		3,571,170	3,544,387
Sequa Mezzanine Holdings LLC
7.05% (1 Month LIBOR + 5.00%), 11/26/2021 (2)		5,210,625	5,217,138
Sigma Bidco BV
3.50% (EURIBOR), 03/07/2025 (2)	EUR	1,000,000	1,142,986

Sinclair Television Group, Inc.
4.86% (LIBOR USD), 01/31/2025 (2)		$1,000,000	995,630
Sprint Communications, Inc.
4.86% (LIBOR USD), 02/02/2024 (2)		750,000	745,935
SS&C European Holdings Sarl
4.59% (1 Month LIBOR + 2.50%), 04/16/2025 (2)		877,274	876,783
SS&C Technologies, Inc.
4.59% (1 Month LIBOR + 2.50%), 04/16/2025 (2)		2,322,984	2,321,683
StandardAero Aviation Holdings, Inc.
5.84% (1 Month LIBOR + 3.75%), 07/07/2022 (2)		2,218,622	2,219,554
Station Casinos LLC
4.60% (1 Month LIBOR + 2.50%), 06/08/2023 (2)		1,220,000	1,214,242
Syniverse Holdings, Inc.
7.05% (1 Month LIBOR + 5.00%), 03/09/2023 (2)		100,000	99,792
Tanzania (REP OF) Term Loan
7.26%, 12/10/2019 (13)		400,000	400,000
Tenaska Co.
5.84% (1 Month LIBOR + 3.75%), 10/02/2023 (2)		1,705,333	1,702,485
TEX Operations Company LLC
4.09% (1 Month LIBOR + 2.00%), 08/04/2023 (2)		2,722,013	2,700,754
Trans Union T/L B4
4.36%, 06/30/2025		2,470,000	2,460,737
Traverse Midstream Partners LLC
6.34% (3 Month LIBOR + 4.00%), 09/27/2024 (2)		90,741	90,627
Tronox Ltd.
5.09% (1 Month LIBOR + 3.00%), 09/23/2024 (2)		104,390	104,285
5.09% (1 Month LIBOR + 3.00%), 09/23/2024 (2)		45,235	45,190
Uber Technologies T/L B
5.55% (1 Month LIBOR + 3.50%), 07/13/2023 (2)		2,683,876	2,685,567
Uber Technologies, Inc.
6.00% (1 Month LIBOR + 4.00%), 04/04/2025 (2)		1,035,000	1,037,153
UnityMedia Finance LLC
4.32% (1 Month LIBOR + 2.25%), 01/15/2026 (2)		200,000	198,286
UnityMedia Finance T/L E
4.07%, 05/24/2023		1,500,000	1,488,435
Unitymedia Hessen GmbH & Co. KG
2.75% (6 Month EURIBOR + 2.75%), 01/15/2027 (2)	EUR	700,000	810,987
Valeant Pharmaceuticals International, Inc.
4.98% (1 Month LIBOR + 3.00%), 06/02/2025 (2)		$2,195,707	2,186,792

Vantiv LLC
3.79% (1 Month LIBOR + 1.75%), 08/09/2024 (2)		1,025,000	1,019,690
Veritas US, Inc.
6.59% (1 Month LIBOR + 4.50%), 01/27/2023 (2)		792,000	723,888
Virgin Media SFA Finance Ltd.
3.76% (1 Month GB LIBOR + 3.25%), 01/15/2027 (2)	GBP	200,000	261,062
Vistra Operations Co. LLC
4.33% (LIBOR USD), 12/01/2025 (2)		$1,325,000	1,315,433
Wand Merger Corp.
7.34% (LIBOR USD), 04/27/2019 (2)(13)		1,100,000	1,087,625
7.84% (LIBOR USD), 04/27/2019 (2)(13)		1,100,000	1,087,625
West Corp.
6.09% (1 Month LIBOR + 4.00%), 10/10/2024 (2)		77,653	77,303
WideOpenWest Finance LLC
5.34% (1 Month LIBOR + 3.25%), 08/18/2023 (2)		992,257	945,125
Wink Holdco, Inc.
5.09% (1 Month LIBOR + 3.00%), 12/02/2024 (2)		2,177,400	2,161,744
WR Grace & Co.
4.08% (3 Month LIBOR + 1.75%), 04/03/2025 (2)		152,895	152,289
4.08% (3 Month LIBOR + 1.75%), 04/03/2025 (2)		262,105	261,068
Wrangler Co.
4.84% (1 Month LIBOR + 2.75%), 09/27/2024 (2)		2,924,188	2,915,415
Wyndham Hotels & Resorts, Inc.
3.73% (1 Month LIBOR + 1.75%), 05/30/2025 (2)		200,000	199,500
Zayo Group LLC
4.09% (1 Month LIBOR + 2.00%), 01/19/2021 (2)		1,611,720	1,607,949
4.34% (1 Month LIBOR + 2.25%), 01/19/2024 (2)		785,000	783,885

Total Bank Loans (Cost $242,113,955)			$240,361,120

	Shares		Value
COMMON STOCKS - 0.03%
Communications - 0.00% (11)
T-Mobile USA, Inc. Escrow (6)(13)		1,053,000	$2,016
T-Mobile USA, Inc. Escrow (6)(13)		658,000	1,354
T-Mobile USA, Inc. Escrow (6)(13)		1,200,000	6,218

			9,588

Consumer, Cyclical - 0.03%
Caesars Entertainment Corp. (6)		338,983	3,627,118

Total Common Stocks (Cost $4,048,657)			$3,636,706

PREFERRED STOCKS - 0.12%
Consumer, Non-cyclical - 0.07%
Bunge Ltd., 4.88%		68,719	$7,421,652

Financials - 0.05%
Wells Fargo & Co., 7.50%		4,860	6,120,976

Total Preferred Stocks (Cost $13,479,468)			$13,542,628

SHORT-TERM INVESTMENTS - 13.31%
Money Market Funds - 5.20%
Fidelity Institutional Money Market Government Fund - Class I, 1.77% (7)(12)		287,509,767	$287,509,767
Goldman Sachs Financial Square Government Fund - Class I, 1.81% (7)(12)		287,509,766	287,509,766

			575,019,533

	Principal Amount		Value
Banker’s Acceptance - 1.28%
Bank N S Halifax, 1.39%, 07/05/2018	CAD	13,590,000	$10,334,768
Bank N S Halifax, 1.45%, 07/04/2018		11,900,000	9,049,938
Bank N S Halifax, 1.39%, 07/03/2018		21,140,000	16,077,592
BMO Bank of Montreal, 1.50%, 07/31/2018		11,800,000	8,963,835
BMO Bank of Montreal, 1.45%, 07/05/2018		4,000,000	3,041,875
BMO Bank of Montreal, 1.37%, 07/03/2018		33,920,000	25,797,158
HSBC Bank, 1.55%, 08/02/2018		1,950,000	1,481,178
HSBC Bank, 1.51%, 07/04/2018		23,800,000	18,099,876
National Bank, 1.36%, 07/03/2018		3,950,000	3,004,091
Royal Bank of Canada, 1.52%, 07/31/2018		15,750,000	11,964,441
Royal Bank of Canada, 1.47%, 07/04/2018		4,550,000	3,460,271
Royal Bank of Canada, 1.47%, 07/03/2018		8,500,000	6,464,500
Toronto-Dominion Bank, 1.47%, 07/05/2018		4,000,000	3,041,874
Toronto-Dominion Bank, 1.47%, 07/04/2018		2,750,000	2,091,372
Toronto-Dominion Bank, 1.37%, 07/03/2018		12,480,000	9,491,407
Toronto-Dominion Bank, 1.50%, 07/31/2018		11,800,000	8,963,835

			141,328,011

Commercial Paper - 2.33%
AT&T, Inc., 2.61%, 09/06/2018		$23,790,000	23,672,632
Boston Scientific Corp., 2.52%, 08/14/2018		13,800,000	13,757,539
Boston Scientific Corp., 2.16%, 07/10/2018		11,000,000	10,992,370
Catholic Health, 2.71%, 07/09/2018		2,150,000	2,148,843
Entergy Corp., 2.69%, 08/30/2018		11,600,000	11,549,276

Federal Home Loan Bank Discount Notes, 1.87%, 07/30/2018		2,500,000	2,496,365
Hitachi Cap Amer Corp., 2.19%, 07/13/2018		7,750,000	7,743,125
HP, Inc., 2.43%, 07/23/2018		13,800,000	13,781,839
Humana, Inc., 2.59%, 08/13/2018		11,500,000	11,464,278
Mckesson Corp., 2.17%, 07/16/2018		11,100,000	11,087,955
Mckesson Corp., 2.25%, 07/09/2018		23,050,000	23,035,498
Mondelez Itnl, Inc., 2.37%, 08/17/2018		23,790,000	23,711,735
Oncor Elec Delivery Co. LLC, 2.17%, 07/16/2018		14,600,000	14,584,157
Qualcomm, Inc., 2.25%, 07/24/2018		34,250,000	34,201,170
Rockwell Collins, Inc., 2.23%, 07/02/2018		13,500,000	13,497,491
Schlumberger Holdings Corp., 2.62%, 10/01/2018		13,800,000	13,710,025
Spectra Energy Partners LP, 2.38%, 07/16/2018		13,800,000	13,785,025
Spectra Energy Partners LP, 2.74%, 07/09/2018		1,000,000	999,371
Thomson Reuters Corp., 2.24%, 07/16/2018		11,600,000	11,587,905

			257,806,599

Foreign Treasury Bills - 1.00%
Japan Treasury Discount Bill, 0.00%, 08/06/2018	JPY	4,700,000,000	42,456,348
Japan Treasury Discount Bill, 0.00%, 08/27/2018		7,530,000,000	68,025,591

			110,481,939

Repurchase Agreements - 3.46%
J.P. Morgan Securities, 2.19%, dated 06/28/2018, due 07/02/2018, repurchase price $15,328,707 (collateralized by U.S. Treasury Note value $158,888,028, 1.88%, 01/31/2022)		$157,300,000	157,300,000
Merrill Lynch Pierce Fenner & Smith, Inc., 2.10%, dated 06/29/2018, due 07/03/2018, repurchase price $188,010,967 (collateralized by U.S. Treasury Bond, value $190,258,755, 3.38%, 05/15/2044)		188,000,000	188,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., 2.18%, dated 06/28/2018, due 07/02/2018, repurchase price $6,001,090 (collateralized by U.S. Treasury Bond, value $6,086,257, 3.00%, 05/15/2045)		6,000,000	6,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., 2.22%, dated 06/29/2018, due 07/02/2018, repurchase price $32,005,920 (collateralized by U.S. Treasury Note, value $32,428,843, 2.50%, 05/15/2024)		32,000,000	32,000,000

			383,300,000

U.S. Treasury Bills - 0.04%
U.S. Treasury Bill, 0.00%, 09/13/2018 (9)		4,302,000	4,285,665

Total Short-Term Investments (Cost $1,474,578,173)			$1,472,221,747

TOTAL INVESTMENTS IN SECURITIES - 109.28% (Cost $12,203,641,646)			$12,089,016,757
LIABILITIES IN EXCESS OF OTHER ASSETS - (9.28)%			(1,026,479,026)

TOTAL NET ASSETS - 100.00%			$11,062,537,731

Percentages are stated as a percent of net assets.

ARS	Argentine Peso
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
MXN	Mexican Peso
PEN	Peruvian Sol
RON	Romanian Leu
PIK	Payment in Kind

(1)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities total $2,074,559,617, which represents 18.75% of total net assets.

(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2018.
(3)	Step-up bond. The rate reported is the rate in effect as of June 30, 2018.
(4)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of June 30, 2018.
(5)	Delayed delivery purchase commitment security. The value of these securities total $209,925,204, which represents 1.90% of total net assets.
(6)	Non-income producing security.
(7)	Represents annualized seven-day yield as of the close of the reporting period.
(8)	Inflation protected security. The value of these securities total $89,969,369, which represents 0.81% of total net assets.
(9)	Partially assigned as collateral for certain future and swap contracts. The value of these pledged issues totals $32,639,265, which represents 0.30% of total net assets.
(10)	Security is in default as of June 30, 2018. The value of these securities total $38,810,008, which represents 0.35% of total net assets.
(11)	Amount calculated is less than 0.005%.
(12)	Partially assigned as collateral for certain delayed delivery securities.
(13)	Security is categorized as Level 3 per the Trust’s fair value hierarchy. These securities represent $52,011,620 or 0.47% of the Fund’s net assets.
(14)

All or a portion of U.S. Treasuries purchased in a sale-buyback transaction. The value of these securities total $489,101,086, which represents 4.42% of total net assets. Cash collateral pledged for these securities totaled $3,830,000.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Counterparty	Settlement Month	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
408	Australian 10 Year Note Future	Goldman Sachs	Sept. 2018	AUD	52,067,590	$39,059,517	$526,895
1,640	U.S. 2 Year Note Future	Citigroup Global Markets	Sept. 2018		$347,176,756	347,398,126	221,370
1,316	U.S. 2 Year Note Future	Goldman Sachs	Sept. 2018		278,732,960	278,765,814	32,854
2,539	U.S. 5 Year Note Future	Citigroup Global Markets	Sept. 2018		287,215,807	288,474,040	1,258,233
3,344	U.S. 10 Year Note Future	Goldman Sachs	Sept. 2018		400,803,011	401,907,000	1,103,989
776	U.S. Long Bond Future	Goldman Sachs	Sept. 2018		121,484,782	123,820,500	2,335,718
3	U.S. Ultra Bond Future	Citigroup Global Markets	Sept. 2018		470,725	478,687	7,962

							$5,487,021

Number of Contracts Sold	Reference Entity	Counterparty	Settlement Month	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
(295)	Euro-Bobl Future	Citigroup Global Markets	Sept. 2018	EUR	(38,795,016)	$(45,532,751)	$(227,877)
(83)	U.S. 5 Year Note Future	Goldman Sachs	Sept. 2018		$(9,411,953)	(9,430,227)	(18,274)
(621)	U.S. 10 Year Note Future	Goldman Sachs	Sept. 2018		(74,299,892)	(74,636,438)	(336,546)
(681)	U.S. Ultra 10 Year Note Future	Goldman Sachs	Sept. 2018		(87,127,656)	(87,327,609)	(199,953)

							$(782,650)

							$4,704,371

Over-the-Counter Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation / (Depreciation)
AUD	1,820,000	USD	1,345,587	07/03/18	J.P. Morgan	$1,299
CAD	46,200,000	USD	34,790,107	08/15/18	Morgan Stanley	381,724
EUR	116,024,359	USD	134,992,726	07/03/18	J.P. Morgan	538,214
EUR	1,116,244	USD	1,302,240	08/24/18	Citigroup Global Markets	6,936
EUR	375,100	USD	436,806	08/24/18	J.P. Morgan	3,127
EUR	6,956,896	USD	8,136,326	08/24/18	Morgan Stanley	23,006
USD	27,423,108	AUD	36,125,000	07/03/18	J.P. Morgan	688,914
USD	3,039,685	BRL*	10,582,000	08/02/18	J.P. Morgan	320,472
USD	1,526,412	BRL*	5,291,000	08/02/18	Morgan Stanley	166,805
USD	153,799,286	CAD	197,940,000	08/15/18	J.P. Morgan	3,108,544
USD	36,753,034	CAD	47,545,000	08/15/18	Morgan Stanley	557,261
USD	2,021,138	CHF	1,979,000	08/15/18	J.P. Morgan	14,455
USD	1,277,924	CLP	791,418,000	07/06/18	J.P. Morgan	66,647
USD	2,906,669	CLP	1,849,077,289	07/06/18	Morgan Stanley	76,629
USD	4,075,106	CLP	2,623,942,000	10/05/18	J.P. Morgan	59,650
USD	6,193,478	COP*	17,440,214,000	08/03/18	Goldman Sachs	252,720
USD	1,881,994	COP*	5,499,336,000	08/03/18	J.P. Morgan	8,724
USD	127,467	EUR	103,641	07/24/18	J.P. Morgan	6,209
USD	6,488,951	EUR	5,385,000	08/24/18	Citigroup Global Markets	173,203
USD	6,077,302	EUR	5,108,171	08/24/18	J.P. Morgan	86,231
USD	695,854	EUR	579,000	08/24/18	Merrill Lynch	16,779
USD	1,375,139	EUR	1,161,790	08/24/18	Morgan Stanley	12,545
USD	695,475	EUR	579,000	08/24/18	State Street	16,400
USD	137,104,935	GBP	102,831,000	07/03/18	J.P. Morgan	1,370,823
USD	4,642,660	GBP	3,499,000	07/03/18	Morgan Stanley	24,076
USD	20,871,759	GBP	14,811,957	07/20/18	J.P. Morgan	1,304,683
USD	2,665,308	HUF	670,085,000	07/13/18	HSBC	286,997
USD	2,668,014	HUF	670,085,000	07/13/18	Merrill Lynch	289,703
USD	19,715,637	JPY	2,144,100,000	07/03/18	J.P. Morgan	344,644
USD	19,469,782	JPY	2,144,100,000	08/02/18	Morgan Stanley	58,352
USD	43,065,036	JPY	4,700,000,000	08/06/18	J.P. Morgan	501,586
USD	69,381,738	JPY	7,530,000,000	08/27/18	J.P. Morgan	1,085,230
USD	905,676	MXN	17,722,000	08/24/18	Canadian Imperial Bank of Commerce	21,483
USD	1,816,332	MXN	35,443,000	08/24/18	Citigroup Global Markets	47,996
USD	907,336	MXN	17,722,000	08/24/18	Morgan Stanley	23,143
USD	14,313,047	NZD	20,586,000	08/15/18	J.P. Morgan	369,652
USD	9,065,323	PEN*	29,614,597	07/19/18	Morgan Stanley	54,816
USD	1,925,077	RUB*	120,777,576	07/10/18	Morgan Stanley	4,153

					Total Unrealized Appreciation	12,373,831

ARS*	17,398,570	USD	656,922	07/12/18	Deutsche Bank	$(64,119)
AUD	1,388,000	USD	1,045,502	07/03/18	Deutsche Bank	(18,317)
BRL*	11,589,011	USD	2,992,334	08/02/18	Goldman Sachs	(14,354)
BRL*	4,283,989	USD	1,107,088	08/02/18	J.P. Morgan	(6,249)
CAD	55,000,000	USD	42,431,504	08/15/18	J.P. Morgan	(560,276)
CLP	2,640,495,289	USD	4,100,474	07/06/18	J.P. Morgan	(59,157)
EUR	1,030,949	USD	1,212,939	08/24/18	Royal Bank of Canada	(3,800)
GBP	1,238,000	USD	1,663,176	07/03/18	J.P. Morgan	(29,050)
GBP	764,000	USD	1,009,679	07/03/18	Morgan Stanley	(1,220)
GBP	7,072,523	USD	9,612,082	07/20/18	Citigroup Global Markets	(269,050)
GBP	7,739,434	USD	10,318,493	07/20/18	J.P. Morgan	(94,449)
HUF	167,887,595	USD	595,982	07/13/18	Citigroup Global Markets	(104)
HUF	409,262,008	USD	1,460,699	07/13/18	Merrill Lynch	(8,119)
IDR*	1,475,948,000	USD	105,050	09/19/18	J.P. Morgan	(3,202)
INR*	6,873,171	USD	100,286	09/19/18	J.P. Morgan	(956)
JPY	2,144,100,000	USD	19,429,995	07/03/18	Morgan Stanley	(59,002)
MXN	70,887,000	USD	3,573,168	08/24/18	HSBC	(36,446)
MXN	393,752,000	USD	20,189,304	08/27/18	J.P. Morgan	(553,858)
RUB*	120,777,576	USD	1,931,529	07/10/18	Morgan Stanley	(10,605)
RUB*	423,890,857	USD	6,770,608	09/13/18	J.P. Morgan	(74,661)
RUB*	997,881,405	USD	15,844,795	09/13/18	Morgan Stanley	(81,866)
RUB*	120,777,576	USD	1,906,389	10/15/18	Morgan Stanley	(4,262)
TRY	150,642,928	USD	32,886,077	08/20/18	Deutsche Bank	(842,894)
USD	29,931,327	CAD	39,350,000	07/31/18	J.P. Morgan	(17,710)
USD	1,482,970	CAD	1,950,000	08/02/18	J.P. Morgan	(1,215)
USD	32,139,931	CHF	31,823,000	08/15/18	Deutsche Bank	(128,213)
USD	4,256,056	EUR	3,666,000	07/03/18	J.P. Morgan	(26,290)
USD	131,090,183	EUR	112,358,359	07/03/18	Morgan Stanley	(158,411)
USD	135,918,107	EUR	116,571,359	08/02/18	J.P. Morgan	(563,242)
USD	137,096,173	GBP	104,328,000	08/02/18	Morgan Stanley	(809,276)
USD	210,503	MXN	4,408,000	08/27/18	Deutsche Bank	(9,313)

					Total Unrealized Depreciation	(4,509,686)

					Net Unrealized Appreciation	$7,864,145

*	Non-deliverable forward (See Note 3).

ARS	Argentine Peso	HUF	Hungarian Forint
AUD	Australian Dollar	IDR	Indonesian Rupiah
BRL	Brazilian Real	INR	Indian Rupee
CAD	Canadian Dollar	JPY	Japanese Yen
CHF	Swiss Franc	MXN	Mexican Peso
CLP	Chilean Peso	NZD	New Zealand Dollar
COP	Columbian Peso	PEN	Peruvian Sol
EUR	Euro	RUB	Russian Ruble
GBP	British Pound	TRY	Turkish Lira

Centrally Cleared Credit Default Swaps - Buy Protection

Reference Entity	Fixed Annual Rate Paid by Fund	Maturity Date	Implied Credit Spread at June 30, 2018	Notional Amount	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Value
CDX HY CDSI S30	5.00%	06/20/2023	3.28%	$49,500,000	$(3,257,473)	$369,998	$(2,887,475)

				$49,500,000	$(3,257,473)	$369,998	$(2,887,475)

Centrally Cleared Credit Default Swaps - Sell Protection

Reference Entity	Fixed Annual Rate Received by Fund	Maturity Date	Implied Credit Spread at June 30, 2018	Notional Amount	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Value
Ally Financial, Inc.	5.00%	06/20/2022	1.02%	$2,750,000	$305,522	$96,574	$402,096
CDX.EM.28	1.00%	12/20/2022	1.70%	9,894,000	(352,256)	84,998	(267,258)
CDX.EM.29	1.00%	06/20/2023	1.91%	13,400,000	(256,571)	(275,342)	(531,913)
Deutsche Bank	1.00%	12/20/2018	1.02%	10,700,000	23,169	(24,430)	(1,261)
Deutsche Bank	1.00%	06/20/2019	1.17%	3,400,000	(9,777)	3,093	(6,684)
Navient Corporation	5.00%	12/20/2022	2.92%	8,800,000	544,024	274,131	818,155

				$48,944,000	$254,111	$159,024	$413,135

Over-the-Counter Credit Default Swaps - Sell Protection

Counterparty	Reference Entity	Fixed Annual Rate Received by Fund	Maturity Date	Implied Credit Spread at June 30, 2018	Notional Amount	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Value
Deutsche Bank	CMBX.NA.AAA.10	0.50%	11/17/2059	0.49%	16,450,000	(279,074)	204,795	(74,279)
Deutsche Bank	United Mexican States	1.00%	12/20/2022	1.18%	22,700,000	(60,498)	(141,985)	(202,483)
J.P. Morgan	United Mexican States	1.00%	12/20/2022	1.18%	4,400,000	4,571	(43,819)	(39,248)
Morgan Stanley	United Mexican States	1.00%	12/20/2022	1.18%	8,500,000	8,830	(84,650)	(75,820)
Goldman Sachs	United Mexican States	1.00%	06/20/2023	1.32%	1,900,000	(17,075)	(12,015)	(29,090)
Goldman Sachs	Russia Emerging Markets SPMYC	1.00%	12/20/2022	1.30%	1,500,000	(27,936)	7,745	(20,191)

					$55,450,000	$(371,182)	$(69,929)	$(441,111)

Centrally Cleared Interest Rate Swaps

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount		Upfront Premium Paid / (Received)	Unrealized Appreciation/ (Depreciation)	Value
3.00%	6 Month AUD BBSW	Paid	Semi-Annual	03/21/2027	AUD	109,400,000	$767,350	$856,259	$1,623,609
1.25%	6 Month EURIBOR	Received	Semi-Annual	09/19/2028	EUR	16,100,000	(219,672)	(392,998)	(612,670)
1.50%	6 Month GBP LIBOR	Received	Semi-Annual	09/19/2028	GBP	18,700,000	418,335	(308,275)	110,060
2.50%	3 Month LIBOR	Paid	Quarterly	12/20/2024		$84,500,000	1,379,419	(3,334,888)	(1,955,469)
2.50%	3 Month LIBOR	Paid	Quarterly	12/20/2027		94,300,000	2,131,299	(5,678,844)	(3,547,545)
2.50%	3 Month LIBOR	Paid	Quarterly	12/20/2027		46,000,000	698,999	(2,308,499)	(1,609,500)
7.88%	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/16/2022	MXN	2,000,000	—	(29)	(29)
7.87%	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/27/2022		3,400,000	—	(101)	(101)
7.88%	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/27/2022		36,000,000	14,608	(14,631)	(23)
7.75%	Mexico Interbank TIIE 28 Day	Paid	Lunar	01/05/2023		1,400,000	—	(376)	(376)
7.61%	Mexico Interbank TIIE 28 Day	Paid	Lunar	01/23/2023		5,100,000	(1,960)	(741)	(2,701)
7.81%	Mexico Interbank TIIE 28 Day	Paid	Lunar	02/06/2023		2,800,000	—	(415)	(415)
7.82%	Mexico Interbank TIIE 28 Day	Paid	Lunar	02/06/2023		2,800,000	(537)	205	(332)
7.15%	Mexico Interbank TIIE 28 Day	Paid	Lunar	06/11/2027		25,800,000	(21,648)	(52,306)	(73,954)
7.37%	Mexico Interbank TIIE 28 Day	Paid	Lunar	10/11/2027		40,300,000	(2,350)	(87,971)	(90,321)
7.98%	Mexico Interbank TIIE 28 Day	Received	Lunar	12/10/2027		3,300,000	(26)	541	515
7.99%	Mexico Interbank TIIE 28 Day	Received	Lunar	12/21/2027		100,000	—	14	14
8.01%	Mexico Interbank TIIE 28 Day	Received	Lunar	12/21/2027		20,200,000	(10,517)	12,221	1,704
7.91%	Mexico Interbank TIIE 28 Day	Received	Lunar	12/30/2027		800,000	—	340	340
8.03%	Mexico Interbank TIIE 28 Day	Received	Lunar	01/31/2028		1,600,000	15	13	28
8.05%	Mexico Interbank TIIE 28 Day	Received	Lunar	01/31/2028		2,400,000	718	(845)	(127)
7.38%	Mexico Interbank TIIE 28 Day	Received	Lunar	08/14/2037		1,300,000	5,028	1,070	6,098
7.36%	Mexico Interbank TIIE 28 Day	Received	Lunar	08/21/2037		900,000	3,559	760	4,319

							$5,162,620	$(11,309,496)	$(6,146,876)

Over-the-Counter Total Return Swap Contracts - Purchased

Counterparty	Reference Entity	Floating Rate Paid by Fund	Payment Fequency	Maturity Date	Notional Amount	Upfront Premium Paid	Unrealized Appreciation / (Depreciation)	Value
J.P. Morgan	IBOXX USD Liquid High Yield Index Series 1	3-Month LIBOR Paid	Quarterly	09/20/2018	$20,000,000	$—	$(139,210)	$(139,210)

						$—	$(139,210)	$(139,210)

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2018

	Principal Amount	Value
MUNICIPAL BONDS - 97.68%
Alabama - 1.09%
Alabama Housing Finance Authority
1.35%, 04/01/2020 (2)	$2,000,000	$1,998,660
County of Jefferson AL
5.00%, 04/01/2023	1,550,000	1,736,294
County of Jefferson AL Sewer Revenue
5.00%, 10/01/2044	1,500,000	1,642,500
5.25%, 10/01/2048	1,650,000	1,823,894
5.50%, 10/01/2053	715,000	798,147
Industrial Development Board of the City of Mobile Alabama
1.85%, 06/01/2034 (2)	1,025,000	1,017,405
1.63%, 07/15/2034 (2)	11,900,000	11,898,453
Montgomery Medical Clinic Board
5.00%, 03/01/2019	1,500,000	1,526,070
5.00%, 03/01/2029	1,000,000	1,099,290
Selma Industrial Development Board
5.80%, 05/01/2034	2,900,000	3,100,506
5.38%, 12/01/2035	215,000	237,235
Southeast Alabama Gas Supply District
4.00%, 06/01/2049 (2)	9,825,000	10,467,260
Water Works Board of the City of Birmingham
5.00%, 01/01/2023	430,000	480,865

		37,826,579

Alaska - 0.22%
Borough of North Slope AK
5.00%, 06/30/2021	305,000	324,444
City of Valdez AK
5.00%, 01/01/2021	4,000,000	4,285,520
Municipality of Anchorage AK
5.00%, 09/01/2021	2,805,000	3,072,288

		7,682,252

Arizona - 2.26%
Arizona Health Facilities Authority
5.00%, 01/01/2020	2,000,000	2,093,960
1.55%, 07/01/2035 (2)	10,000,000	10,000,000
5.00%, 02/01/2042	2,000,000	2,108,280
1.65%, 01/01/2046 (2)	2,000,000	2,000,000
City of Glendale AZ
5.00%, 07/01/2030	1,780,000	2,071,012

City of Mesa AZ
4.00%, 07/01/2028	1,265,000	1,388,122
City of Phoenix AZ
4.00%, 07/01/2022	900,000	970,929
City of Phoenix Civic Improvement Corp.
5.00%, 07/01/2020	325,000	344,233
5.00%, 07/01/2021	100,000	108,222
5.00%, 07/01/2022	275,000	303,958
5.00%, 07/01/2028	1,000,000	1,154,080
5.00%, 07/01/2032	800,000	911,104
County of Pima AZ
4.00%, 07/01/2022	13,160,000	14,160,292
County of Pima AZ Sewer System Revenue
5.00%, 07/01/2022	10,000,000	11,142,100
Glendale Industrial Development Authority
4.00%, 07/01/2028	300,000	302,262
5.00%, 07/01/2033	435,000	463,192
5.00%, 07/01/2038	450,000	474,322
5.00%, 07/01/2048	915,000	957,493
Industrial Development Authority of Phoenix
2.05%, 12/01/2035 (2)	5,800,000	5,801,392
5.00%, 07/01/2037	4,750,000	5,262,003
1.44%, 11/15/2052 (2)	1,400,000	1,400,000
Maricopa County Industrial Development Authority
5.00%, 01/01/2020	375,000	392,617
5.00%, 01/01/2021	350,000	375,956
5.75%, 01/01/2036 (1)(5)	100,000	101,475
5.00%, 01/01/2048 (2)	1,000,000	1,145,300
5.00%, 01/01/2048 (2)	1,300,000	1,449,942
6.00%, 01/01/2048 (1)(5)	635,000	649,402
McAllister Academic Village LLC
5.00%, 07/01/2021	200,000	217,538
5.00%, 07/01/2026	630,000	741,989
Peoria Industrial Development Authority
5.00%, 11/15/2019	115,000	117,286
Salt River Project Agricultural Improvement & Power District
5.00%, 01/01/2022	1,200,000	1,325,628
5.00%, 01/01/2024	1,600,000	1,836,912
5.00%, 01/01/2033	1,000,000	1,188,730

Salt Verde Financial Corp.
5.00%, 12/01/2037	3,500,000	4,246,130
Tempe Industrial Development Authority
4.00%, 10/01/2023 (1)(5)	1,250,000	1,256,612
6.00%, 10/01/2037 (1)(5)	40,000	42,624
6.13%, 10/01/2047 (1)(5)	80,000	85,672
6.13%, 10/01/2052 (1)(5)	80,000	85,369

		78,676,138

Arkansas - 0.03%
Arkansas State University
4.00%, 03/01/2019	500,000	507,750
4.00%, 03/01/2020	525,000	543,196

		1,050,946

California - 3.90%
ABAG Finance Authority for Nonprofit Corp.
5.00%, 08/01/2033	1,300,000	1,440,959
Acalanes Union High School District
5.00%, 08/01/2018	1,160,000	1,163,445
Alameda Corridor Transportation Authority
5.00%, 10/01/2036	2,500,000	2,779,650
5.00%, 10/01/2037	2,000,000	2,223,720
Alisal Union School District
5.25%, 08/01/2042	740,000	877,899
Bay Area Toll Authority
2.76% (SIFMA Municipal Swap Index + 1.25%), 04/01/2036 (3)	1,000,000	1,052,470
2.10%, 04/01/2045 (2)	2,790,000	2,809,195
2.85%, 04/01/2047 (2)	1,000,000	1,024,760
2.95%, 04/01/2047 (2)	1,170,000	1,201,532
California Health Facilities Financing Authority
5.63%, 07/01/2025	2,130,000	2,209,300
5.00%, 11/01/2032 (2)	1,400,000	1,576,358
5.00%, 07/01/2034(2)	1,710,000	1,918,432
1.25%, 10/01/2036 (2)	2,500,000	2,472,050
California Municipal Finance Authority
5.00%, 08/15/2029	1,000,000	1,185,630
5.00%, 12/31/2029	2,300,000	2,653,786
5.00%, 08/15/2034	1,065,000	1,232,844
4.00%, 08/15/2037	1,560,000	1,581,388
4.00%, 08/15/2042	1,000,000	1,007,580
5.00%, 12/31/2043	1,500,000	1,685,640

California Pollution Control Financing Authority
2.05%, 08/01/2023 (1)(2)	3,100,000	3,100,744
California Public Finance Authority
5.00%, 10/15/2047	1,775,000	1,905,480
California State Public Works Board
5.00%, 09/01/2021	1,060,000	1,165,470
5.00%, 03/01/2024	2,500,000	2,892,225
5.00%, 03/01/2025	3,280,000	3,850,490
5.00%, 11/01/2037	235,000	260,171
California Statewide Communities Development Authority
3.00%, 07/01/2025	1,000,000	1,016,630
5.00%, 10/01/2028	1,100,000	1,177,044
5.00%, 11/01/2032 (1)	1,135,000	1,245,742
5.00%, 05/15/2040	400,000	446,172
5.00%, 11/01/2041 (1)	875,000	941,806
5.38%, 11/01/2049 (1)	100,000	106,865
5.50%, 12/01/2054	1,960,000	2,127,051
5.25%, 12/01/2056 (1)	1,000,000	1,077,690
Centinela Valley Union High School District
4.00%, 08/01/2019	415,000	425,778
City of Los Angeles Department of Airports
5.25%, 05/15/2031	3,720,000	4,437,142
5.00%, 05/15/2033	1,250,000	1,456,300
County of Sacramento CA Airport System Revenue
5.00%, 07/01/2034	3,000,000	3,481,080
Foothill-De Anza Community College District
5.00%, 04/01/2035	250,000	281,145
5.00%, 04/01/2036	200,000	224,674
Golden State Tobacco Securitization Corp.
5.00%, 06/01/2021	285,000	308,133
5.00%, 06/01/2022	400,000	440,956
5.00%, 06/01/2023	455,000	509,714
0.00%, 06/01/2024	1,000,000	860,900
5.00%, 06/01/2024	255,000	289,224
5.00%, 06/01/2033	1,185,000	1,185,237
5.30%, 06/01/2037	1,000,000	1,045,660
5.00%, 06/01/2040	2,000,000	2,242,640
5.00%, 06/01/2047	925,000	949,725
5.75%, 06/01/2047	3,765,000	3,765,904
Irvine Unified School District
5.00%, 03/01/2057	800,000	890,008

Los Angeles County Public Works Financing Authority
5.00%, 12/01/2029	1,200,000	1,405,320
5.00%, 12/01/2030	2,520,000	2,938,169
Los Angeles NV Unified School District
5.00%, 07/01/2019	1,250,000	1,294,787
Mendocino-Lake Community College District
5.00%, 08/01/2027	1,700,000	1,972,901
5.00%, 08/01/2028	1,000,000	1,153,520
5.00%, 08/01/2029	775,000	888,049
5.00%, 08/01/2030	2,530,000	2,885,060
Norman Y Mineta San Jose International Airport SJC
5.00%, 03/01/2028	1,250,000	1,451,813
5.00%, 03/01/2030	1,700,000	1,957,567
Oakland Unified School District/Alameda County
5.00%, 08/01/2027	1,770,000	2,159,489
Orange County Community Facilities District
5.25%, 08/15/2045	1,000,000	1,106,710
Orchard School District
0.00%, 08/01/2022	2,940,000	2,694,481
Sacramento City Financing Authority
5.00%, 12/01/2033	875,000	989,249
Sacramento Municipal Utility District
5.00%, 08/15/2028	1,475,000	1,838,632
San Francisco City & County Airport Comm-San Francisco International Airport
5.00%, 05/01/2021	925,000	1,004,356
5.00%, 05/01/2021	305,000	331,166
5.00%, 05/01/2022	310,000	344,097
5.00%, 05/01/2022	400,000	443,996
5.00%, 05/01/2023	225,000	254,360
5.00%, 05/01/2023	225,000	254,360
5.00%, 05/01/2025	1,330,000	1,545,633
State of California
5.00%, 08/01/2019	1,000,000	1,038,140
5.00%, 07/01/2020	500,000	517,865
5.00%, 08/01/2022	1,535,000	1,727,919
5.00%, 09/01/2022	3,140,000	3,541,009
5.00%, 09/01/2022	2,000,000	2,255,420
5.00%, 08/01/2023	3,000,000	3,444,960
5.63%, 04/01/2026	1,625,000	1,675,018
5.00%, 09/01/2026	2,000,000	2,399,660

5.00%, 08/01/2027	620,000	728,754
5.00%, 08/01/2029	935,000	1,105,002
5.00%, 09/01/2029	370,000	437,891
5.00%, 08/01/2030	3,500,000	4,125,135
5.75%, 04/01/2031	1,530,000	1,577,797
2.15% (1 Month LIBOR USD + 0.76%), 12/01/2031 (3)	750,000	760,088
6.00%, 04/01/2035	425,000	439,709
6.00%, 04/01/2035	575,000	593,630
4.00%, 09/01/2035	3,625,000	3,877,445

		135,363,595

Colorado - 1.76%
Adams 12 Five Star Schools
5.00%, 12/15/2028	2,050,000	2,414,244
Amber Creek Metropolitan District
5.00%, 12/01/2037	750,000	749,970
5.13%, 12/01/2047	1,075,000	1,074,140
Belleview Station Metropolitan District No 2
5.00%, 12/01/2036	500,000	510,140
Brighton Crossing Metropolitan District No 4
5.00%, 12/01/2037	525,000	540,367
Canyons Metropolitan District No 5
6.00%, 12/01/2037	500,000	505,625
Centerra Metropolitan District No 1
2.70%, 12/01/2019(1)	493,000	495,140
City & County of Denver CO
5.00%, 10/01/2032	2,725,000	2,929,974
City & County of Denver CO Airport System Revenue
5.00%, 11/15/2021	2,000,000	2,188,880
4.00%, 11/15/2023	4,465,000	4,813,270
Colorado Health Facilities Authority
4.00%, 01/01/2019	225,000	227,070
4.00%, 01/01/2020	250,000	256,023
5.00%, 02/01/2020	1,210,000	1,260,118
5.00%, 12/01/2022	1,855,000	2,056,509
5.00%, 01/01/2024	125,000	137,046
5.00%, 01/01/2026	100,000	108,829
5.00%, 01/01/2031	100,000	106,022
5.25%, 02/01/2031	2,250,000	2,372,332
5.00%, 01/01/2037	250,000	262,418
5.25%, 05/15/2037	475,000	520,049

5.00%, 10/01/2038 (2)	630,000	681,685
2.60% (1 Month LIBOR USD + 1.25%), 10/01/2039 (3)	2,000,000	2,010,760
5.25%, 01/01/2040	540,000	577,363
2.80%, 05/15/2042 (2)	3,105,000	3,121,488
5.25%, 01/01/2045	510,000	544,195
6.13%, 12/01/2045 (1)	375,000	396,322
5.00%, 09/01/2046	1,000,000	1,096,710
6.25%, 12/01/2050 (1)	205,000	217,571
Colorado High Performance Transportation Enterprise
5.00%, 12/31/2047	550,000	596,227
5.00%, 12/31/2051	285,000	308,094
5.00%, 12/31/2056	425,000	458,673
Colorado International Center Metropolitan District No 14
5.88%, 12/01/2046	635,000	672,827
Cornerstar Metropolitan District
5.13%, 12/01/2037	500,000	518,530
Denver Convention Center Hotel Authority
4.00%, 12/01/2020	500,000	520,175
5.00%, 12/01/2022	4,950,000	5,450,643
Denver Gateway Center Metropolitan District
5.50%, 12/01/2038	1,360,000	1,355,131
5.63%, 12/01/2048	2,130,000	2,120,948
E-470 Public Highway Authority
0.00%, 09/01/2018	375,000	374,002
0.00%, 09/01/2020	730,000	698,522
2.30% (1 Month LIBOR USD + 0.90%), 09/01/2039 (3)	325,000	326,112
2.46% (1 Month LIBOR USD + 1.05%), 09/01/2039 (3)	650,000	656,494
Mesa County Valley School District No 51 Grand Junction CO
5.25%, 12/01/2033	2,000,000	2,397,380
Park Creek Metropolitan District
5.00%, 12/01/2045	1,775,000	1,970,676
Rampart Range Metropolitan District No 1
5.00%, 12/01/2047	650,000	731,471
Serenity Ridge Metropolitan District No 2
5.13%, 12/01/2037	1,290,000	1,328,584
Sierra Ridge Metropolitan District No 2
4.50%, 12/01/2031	750,000	737,370
5.50%, 12/01/2046	1,500,000	1,537,335

Solaris Metropolitan District No 3
5.00%, 12/01/2036	850,000	883,481
5.00%, 12/01/2046	1,880,000	1,939,164
Southglenn Metropolitan District
5.00%, 12/01/2046	500,000	508,750
Southlands Metropolitan District No 1
3.00%, 12/01/2022	275,000	274,656
3.50%, 12/01/2027	500,000	494,060
St Vrain Lakes Metropolitan District No 2
5.00%, 12/01/2037	500,000	498,745
University of Colorado
5.00%, 06/01/2047	500,000	570,705
University of Colorado Hospital Authority
5.00%, 11/15/2038 (2)	1,020,000	1,106,720

		61,209,735

Connecticut - 3.45%
City of Hartford CT
5.00%, 08/15/2019	1,700,000	1,746,087
5.00%, 07/15/2021	3,300,000	3,552,549
5.00%, 07/15/2022	2,250,000	2,450,070
5.00%, 07/15/2023	2,000,000	2,210,160
5.00%, 07/15/2026	2,430,000	2,721,357
City of New Britain CT
5.00%, 03/01/2027	1,260,000	1,461,323
5.00%, 03/01/2028	1,490,000	1,720,667
5.00%, 03/01/2033	1,900,000	2,159,920
City of New Haven CT
5.25%, 08/01/2023	1,115,000	1,245,678
5.00%, 08/15/2023	900,000	995,562
5.00%, 08/15/2029	2,000,000	2,234,260
5.00%, 08/15/2031	1,000,000	1,112,620
City of West Haven CT
5.00%, 08/01/2021	2,495,000	2,677,085
Connecticut Housing Finance Authority
2.25%, 11/15/2023	1,250,000	1,219,600
Connecticut State Health & Educational Facilities Authority
5.00%, 07/01/2018	600,000	600,000
5.00%, 07/01/2029	1,000,000	1,166,900
2.05%, 07/01/2035 (2)	6,570,000	6,571,905
1.00%, 07/01/2042 (2)	10,000,000	9,944,000
1.00%, 07/01/2042 (2)	18,000,000	17,899,200
2.00%, 07/01/2042 (2)	1,325,000	1,266,090

5.00%, 07/01/2043	1,750,000	1,873,673
4.00%, 07/01/2046	880,000	854,005
1.80%, 07/01/2049 (2)	5,280,000	5,261,309
Harbor Point Infrastructure Improvement District
7.88%, 04/01/2039	2,153,000	2,378,118
Mohegan Tribe of Indians of Connecticut
5.25%, 02/01/2022 (1)(5)	955,000	994,384
State of Connecticut
5.00%, 08/01/2019	20,380,000	21,057,228
5.00%, 09/01/2022	5,725,000	6,284,733
5.00%, 06/15/2027	1,680,000	1,867,068
5.00%, 03/01/2029	1,500,000	1,638,735
5.00%, 11/15/2032	200,000	220,142
State of Connecticut Special Tax Revenue
5.00%, 09/01/2023	900,000	1,003,203
5.00%, 01/01/2038	4,400,000	4,902,920
Town of Hamden CT
5.00%, 08/15/2026	500,000	564,125
5.00%, 08/15/2026	1,335,000	1,508,590
University of Connecticut
5.25%, 11/15/2034	3,705,000	4,356,154

		119,719,420

Delaware - 0.24%
County of Kent DE
5.00%, 07/01/2040	645,000	700,851
5.00%, 07/01/2048	2,155,000	2,327,378
County of Sussex DE
5.00%, 01/01/2036	2,515,000	2,739,212
Delaware State Economic Development Authority
5.40%, 02/01/2031	500,000	530,530
5.00%, 09/01/2036	1,225,000	1,329,946
5.00%, 09/01/2046	700,000	752,836

		8,380,753

District of Columbia - 1.06%
District of Columbia
5.00%, 12/01/2021	2,300,000	2,535,175
5.00%, 06/01/2022	1,150,000	1,280,985
5.00%, 12/01/2022	2,000,000	2,252,980
5.00%, 06/01/2031	2,500,000	2,943,975
5.00%, 06/01/2034	2,100,000	2,445,870

5.00%, 12/01/2036	670,000	729,007
5.00%, 07/01/2042	730,000	763,901
5.00%, 07/01/2052	815,000	846,704
District of Columbia Tobacco Settlement Financing Corp.
0.00%, 06/15/2046	2,000,000	224,740
Metropolitan Washington Airports Authority
5.00%, 10/01/2019	1,400,000	1,455,902
5.00%, 10/01/2021	2,000,000	2,182,900
5.00%, 10/01/2023	850,000	962,294
5.00%, 10/01/2024	1,325,000	1,517,006
5.00%, 10/01/2027	500,000	589,475
5.00%, 10/01/2029	1,000,000	1,169,180
5.00%, 10/01/2030	1,480,000	1,620,570
5.00%, 10/01/2037	1,000,000	1,143,010
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
0.00%, 10/01/2037	1,000,000	455,340
6.50%, 10/01/2041	2,000,000	2,531,200
5.00%, 10/01/2053	1,890,000	2,002,890
Washington Convention & Sports Authority
5.00%, 10/01/2023	1,330,000	1,509,231
5.00%, 10/01/2024	1,030,000	1,183,758
Washington Metropolitan Area Transit Authority
4.00%, 07/01/2019	1,425,000	1,425,000
5.00%, 07/01/2020	1,375,000	1,461,653
5.00%, 07/01/2032	1,255,000	1,473,194

		36,705,940

Florida - 6.45%
Alachua County Health Facilities Authority
5.00%, 12/01/2036	1,000,000	1,094,460
5.00%, 12/01/2044	1,350,000	1,463,737
6.38%, 11/15/2049	300,000	318,708
Brevard County Health Facilities Authority
5.00%, 04/01/2039	1,335,000	1,444,096
Celebration Pointe Community Development District
4.00%, 05/01/2022 (1)	350,000	356,440
Citizens Property Insurance Corp.
5.00%, 06/01/2021	355,000	384,966
5.00%, 06/01/2022	2,150,000	2,383,748
City of Cape Coral FL Water & Sewer Revenue
1.65%, 09/01/2019	1,075,000	1,073,516

City of Jacksonville FL
5.00%, 10/01/2021	1,415,000	1,549,071
5.00%, 10/01/2024	1,185,000	1,367,846
5.00%, 06/01/2053 (1)	1,015,000	1,057,650
City of Miami Gardens FL
5.00%, 07/01/2034	1,725,000	1,919,994
City of Orlando FL
5.00%, 11/01/2029	2,000,000	2,314,460
City of Tallahassee FL
5.00%, 12/01/2026	1,380,000	1,546,566
City of Tampa FL
5.00%, 04/01/2040	1,115,000	1,224,482
County of Broward FL Airport System Revenue
5.00%, 10/01/2020	880,000	942,251
5.00%, 10/01/2021	150,000	163,718
5.00%, 10/01/2022	1,500,000	1,676,355
5.00%, 10/01/2022	1,185,000	1,318,715
5.00%, 10/01/2022	125,000	139,105
5.00%, 10/01/2023	125,000	141,250
5.00%, 10/01/2029	500,000	564,310
5.00%, 10/01/2030	405,000	466,775
5.00%, 10/01/2042	110,000	120,354
County of Hillsborough FL Community Investment Tax Revenue
5.00%, 11/01/2025	1,775,000	2,083,353
County of Miami-Dade FL
5.00%, 07/01/2023	1,000,000	1,135,800
5.00%, 10/01/2024	1,785,000	2,049,234
County of Miami-Dade FL Aviation Revenue
5.00%, 10/01/2020	1,000,000	1,066,180
5.75%, 10/01/2020	615,000	645,836
5.00%, 10/01/2022	485,000	516,433
5.00%, 10/01/2031	3,000,000	3,271,050
5.00%, 10/01/2035	1,000,000	1,111,870
County of Miami-Dade FL Water & Sewer System Revenue
5.00%, 10/01/2032	1,275,000	1,451,447
County of Miami-Dade Seaport Department
1.55%, 10/01/2050 (2)	4,000,000	4,000,000
County of Palm Beach FL
5.00%, 05/01/2029	1,915,000	2,234,135

Florida Department of Environmental Protection
5.00%, 07/01/2019	1,050,000	1,085,395
5.00%, 07/01/2022	5,000,000	5,571,050
Florida Development Finance Corp.
5.00%, 02/15/2031	750,000	812,467
5.00%, 02/15/2038	600,000	641,550
5.00%, 02/15/2048	1,450,000	1,538,581
Florida Higher Educational Facilities Financial Authority
5.00%, 06/01/2048 (1)	560,000	587,647
Florida Municipal Power Agency
5.00%, 10/01/2025	3,475,000	4,057,306
Florida’s Turnpike Enterprise
5.00%, 07/01/2019	2,380,000	2,461,206
5.00%, 07/01/2022	3,250,000	3,623,847
Greater Orlando Aviation Authority
5.00%, 10/01/2020	815,000	868,374
5.00%, 10/01/2022	1,000,000	1,108,550
5.00%, 10/01/2030	1,000,000	1,149,920
5.00%, 10/01/2031	2,000,000	2,235,160
5.00%, 10/01/2033	2,000,000	2,224,200
5.00%, 10/01/2046	1,000,000	1,115,670
Hernando County School District
5.00%, 07/01/2024	805,000	921,210
5.00%, 07/01/2025	1,000,000	1,156,740
Jacksonville Housing Finance Authority
0.85%, 08/01/2018	1,500,000	1,499,340
JEA Electric System Revenue
5.00%, 10/01/2020	4,400,000	4,711,256
5.00%, 10/01/2026	1,120,000	1,318,274
JEA Water & Sewer System Revenue
5.00%, 10/01/2022	250,000	279,932
Lakewood Ranch Stewardship District
4.00%, 05/01/2022	465,000	467,818
Lee County Industrial Development Authority/FL
5.63%, 12/01/2037 (1)	250,000	257,065
5.75%, 12/01/2052 (1)	750,000	769,687
Manatee County School District
5.00%, 10/01/2025	520,000	606,382
Marion County School Board
5.00%, 06/01/2026	1,435,000	1,622,454

Martin County Health Facilities Authority
5.00%, 11/15/2023	800,000	895,144
Miami-Dade County Educational Facilities Authority
5.25%, 04/01/2020	1,000,000	1,059,490
5.00%, 04/01/2040	2,855,000	3,160,742
Miami-Dade County Expressway Authority
5.00%, 07/01/2019	1,250,000	1,291,137
5.00%, 07/01/2030	1,225,000	1,407,378
Miami-Dade County Health Facilities Authority
5.00%, 08/01/2025	110,000	125,817
5.00%, 08/01/2026	155,000	178,408
5.00%, 08/01/2027	345,000	398,875
5.00%, 08/01/2028	400,000	460,408
5.00%, 08/01/2029	480,000	550,032
5.00%, 08/01/2030	680,000	776,329
5.00%, 08/01/2032	750,000	853,080
Miami-Dade County Industrial Development Authority
4.00%, 09/15/2019	235,000	237,221
Monroe County School District/FL
5.00%, 06/01/2033	500,000	574,720
5.00%, 06/01/2035	500,000	570,535
Orange County Convention Center
5.00%, 10/01/2019	1,000,000	1,041,830
5.00%, 10/01/2023	1,510,000	1,723,106
Orange County Health Facilities Authority
5.00%, 01/01/2020	1,000,000	1,017,080
Orange County School Board
5.00%, 08/01/2029	1,000,000	1,146,560
Orlando-Orange County Expressway Authority
5.00%, 07/01/2040	2,750,000	2,922,755
Palm Beach County Health Facilities Authority
5.00%, 12/01/2023	50,000	55,646
5.00%, 12/01/2024	105,000	117,943
7.50%, 06/01/2049	1,875,000	2,162,794
7.50%, 06/01/2049	100,000	115,289
Palm Beach County School District
5.00%, 08/01/2023	500,000	567,420
5.00%, 08/01/2024	220,000	252,567
5.00%, 08/01/2026	3,750,000	4,392,900
5.00%, 08/01/2026	1,065,000	1,247,584
5.00%, 08/01/2029	8,000,000	9,512,720

5.00%, 08/01/2030	4,520,000	5,132,595
5.00%, 08/01/2032	3,000,000	3,388,140
Reedy Creek Improvement District
5.00%, 06/01/2021	1,855,000	2,017,628
5.00%, 06/01/2023	2,740,000	3,114,393
Sarasota County Health Facilities Authority
5.00%, 01/01/2042	750,000	805,237
5.00%, 01/01/2047	875,000	936,189
School Board of Miami-Dade County
5.00%, 05/01/2025	3,000,000	3,457,800
5.00%, 05/01/2026	1,000,000	1,143,170
5.00%, 02/01/2029	8,000,000	9,065,520
5.00%, 02/01/2030	500,000	565,150
5.00%, 05/01/2031	5,000,000	5,580,350
5.00%, 05/01/2031 (2)	5,000,000	5,702,900
School District of Broward County/FL
5.00%, 07/01/2021	4,000,000	4,349,520
5.00%, 07/01/2022	1,000,000	1,110,150
5.00%, 07/01/2028	1,500,000	1,764,705
5.00%, 07/01/2029	2,545,000	2,969,837
South Broward Hospital District
5.00%, 05/01/2019	2,195,000	2,254,967
5.00%, 05/01/2021	2,035,000	2,200,812
South Miami Health Facilities Authority
5.00%, 08/15/2020	400,000	424,912
5.00%, 08/15/2023	250,000	280,988
5.00%, 08/15/2024	400,000	455,168
5.00%, 08/15/2025	700,000	804,076
State of Florida
5.00%, 06/01/2019	1,320,000	1,361,514
5.00%, 06/01/2019	1,000,000	1,031,450
5.00%, 06/01/2019	1,210,000	1,248,054
5.00%, 07/01/2019	3,500,000	3,620,820
5.00%, 06/01/2021	1,120,000	1,220,856
5.00%, 06/01/2021	1,175,000	1,280,809
5.00%, 06/01/2021	2,000,000	2,180,100
5.00%, 07/01/2021	1,125,000	1,228,804
5.00%, 06/01/2022	1,050,000	1,171,275
5.00%, 07/01/2022	1,175,000	1,313,991
5.00%, 06/01/2023	2,425,000	2,761,202

5.00%, 07/01/2023	2,630,000	2,999,225
5.00%, 07/01/2024	2,460,000	2,850,845
5.00%, 06/01/2025	1,500,000	1,753,215
State of Florida Lottery Revenue
5.00%, 07/01/2019	1,940,000	2,006,387
5.00%, 07/01/2019	600,000	620,532
5.00%, 07/01/2020	2,000,000	2,129,700
5.00%, 07/01/2020	965,000	1,027,580
5.00%, 07/01/2021	1,290,000	1,409,028
5.00%, 07/01/2024	4,000,000	4,630,640
5.00%, 07/01/2024	1,400,000	1,620,724
Tampa Bay Water
5.50%, 10/01/2022	1,000,000	1,144,780

		224,240,240

Georgia - 2.97%
Atlanta Development Authority
6.75%, 01/01/2035	1,500,000	1,452,270
Atlanta Urban Residential Finance Authority
1.40%, 05/01/2020 (2)	3,000,000	2,991,150
Augusta Housing Authority
1.87%, 06/01/2019 (2)	11,000,000	11,000,000
Burke County Development Authority
3.25%, 11/01/2045 (2)	3,000,000	2,985,870
City of Atlanta GA
5.00%, 01/01/2019	225,000	228,663
5.00%, 01/01/2020	275,000	287,669
City of Atlanta GA Water & Wastewater Revenue
5.00%, 11/01/2021	1,900,000	2,089,658
City of East Point GA
4.00%, 08/01/2018	400,000	400,704
5.00%, 08/01/2019	955,000	987,145
5.00%, 08/01/2020	415,000	441,784
5.00%, 08/01/2021	250,000	272,353
Cobb County Kennestone Hospital Authority
5.00%, 04/01/2022	450,000	495,378
DeKalb County Hospital Authority/GA
6.13%, 09/01/2040	550,000	585,563
Forsyth County School District
5.00%, 02/01/2022	2,945,000	3,261,440

Fulton County Development Authority
5.00%, 04/01/2023	300,000	335,340
Gainesville & Hall County Hospital Authority
5.00%, 02/15/2022	515,000	567,309
5.00%, 02/15/2025	300,000	340,377
5.50%, 02/15/2042	650,000	769,847
Glynn-Brunswick Memorial Hospital Authority
5.00%, 08/01/2022	1,220,000	1,351,004
Griffin-Spalding County Hospital Authority
3.00%, 04/01/2027	635,000	641,325
Gwinnett County School District
5.00%, 08/01/2020	3,165,000	3,380,663
LaGrange-Troup County Hospital Authority
5.00%, 04/01/2021	150,000	161,704
5.00%, 04/01/2024	500,000	566,770
Macon-Bibb County Housing Authority
2.04%, 04/01/2021 (2)	15,000,000	14,992,200
Macon-Bibb County Urban Development Authority
5.75%, 06/15/2037 (1)	1,000,000	1,031,710
Main Street Natural Gas, Inc.
5.00%, 03/15/2021	2,500,000	2,685,175
4.00%, 04/01/2048 (2)	10,000,000	10,696,800
2.16% (1 Month LIBOR USD + 0.83%), 08/01/2048 (3)	1,700,000	1,696,498
4.00%, 08/01/2048 (2)	9,360,000	10,016,885
Marietta Development Authority
5.00%, 11/01/2037 (1)	625,000	666,706
5.00%, 11/01/2047 (1)	500,000	528,600
Monroe County Development Authority
2.00%, 07/01/2025 (2)	5,000,000	5,001,350
2.35%, 10/01/2048 (2)	500,000	502,240
Municipal Electric Authority of Georgia
5.00%, 01/01/2019	1,000,000	1,015,930
5.00%, 01/01/2020	2,095,000	2,187,704
4.00%, 01/01/2021	350,000	365,732
5.00%, 01/01/2022	250,000	272,628
Peach County Development Authority
1.20%, 10/01/2018	2,000,000	1,997,840
Private Colleges & Universities Authority
5.00%, 04/01/2027	1,900,000	2,102,236
5.00%, 10/01/2032	1,300,000	1,519,622
5.00%, 04/01/2044	1,300,000	1,402,011

Savannah Economic Development Authority
7.25%, 01/01/2049	120,000	135,720
State of Georgia
5.00%, 07/01/2020	1,000,000	1,065,460
5.00%, 02/01/2021	1,115,000	1,205,928
5.00%, 02/01/2022	5,000,000	5,537,250
5.00%, 07/01/2023	1,000,000	1,141,920

		103,362,131

Guam - 0.05%
Guam Government Waterworks Authority
5.00%, 07/01/2035	1,500,000	1,615,290

Hawaii - 0.37%
City & County of Honolulu HI
1.81% (SIFMA Municipal Swap Index + 0.30%), 09/01/2023 (3)	1,000,000	1,000,460
5.00%, 09/01/2024	1,275,000	1,479,612
1.83% (SIFMA Municipal Swap Index + 0.32%), 09/01/2027 (3)	5,000,000	5,002,500
5.00%, 10/01/2029	2,000,000	2,316,440
State of Hawaii
5.00%, 08/01/2023	1,925,000	2,195,501
State of Hawaii Airports System Revenue
5.00%, 07/01/2019	725,000	748,055

		12,742,568

Idaho - 0.19%
Idaho Health Facilities Authority
5.00%, 12/01/2020	2,900,000	3,113,672
5.00%, 03/01/2034	3,155,000	3,431,473

		6,545,145

Illinois - 10.32%
Chicago Board of Education
0.00%, 12/01/2025	265,000	192,915
5.00%, 12/01/2025	2,500,000	2,775,600
5.00%, 12/01/2026	145,000	151,263
5.00%, 12/01/2027	850,000	887,587
5.00%, 12/01/2028	1,270,000	1,322,273
6.75%, 12/01/2030 (1)	1,500,000	1,802,520
5.00%, 12/01/2033	300,000	307,827
5.00%, 12/01/2034	250,000	276,495
5.00%, 12/01/2041	785,000	787,645
5.25%, 12/01/2041	3,000,000	3,033,420
5.00%, 12/01/2042	200,000	199,992

6.50%, 12/01/2046	100,000	114,474
7.00%, 12/01/2046 (1)(5)	400,000	478,732
Chicago Midway International Airport
5.00%, 01/01/2021	5,000,000	5,327,950
5.00%, 01/01/2027	1,800,000	2,028,438
5.50%, 01/01/2028	5,000,000	5,579,850
5.00%, 01/01/2032	2,000,000	2,180,060
5.00%, 01/01/2034	1,000,000	1,086,880
5.00%, 01/01/2046	300,000	331,311
Chicago O’Hare International Airport
5.00%, 01/01/2021	500,000	535,435
5.00%, 01/01/2022	700,000	769,545
5.00%, 01/01/2022	1,000,000	1,099,350
5.00%, 01/01/2022	520,000	566,883
5.00%, 01/01/2022	500,000	549,675
5.00%, 01/01/2023	1,000,000	1,118,740
5.00%, 01/01/2024	865,000	973,955
5.00%, 01/01/2025	415,000	471,776
5.00%, 01/01/2027	385,000	443,297
5.00%, 01/01/2028	1,000,000	1,140,940
5.00%, 01/01/2030	2,000,000	2,208,360
5.00%, 01/01/2030	2,000,000	2,239,460
5.00%, 01/01/2031	660,000	739,411
5.00%, 01/01/2031	700,000	771,204
5.00%, 01/01/2032	1,300,000	1,429,038
5.00%, 01/01/2033	345,000	387,556
5.00%, 07/01/2033	550,000	617,590
5.00%, 01/01/2034	400,000	447,924
5.00%, 01/01/2036	430,000	479,394
5.00%, 01/01/2042	500,000	545,865
Chicago Park District
5.00%, 01/01/2025	500,000	527,315
5.00%, 01/01/2029	3,000,000	3,287,520
Chicago Transit Authority
4.00%, 06/01/2019	500,000	509,480
5.00%, 06/01/2020	250,000	263,990
5.00%, 06/01/2021	250,000	268,898
5.00%, 06/01/2022	265,000	290,673
5.00%, 06/01/2023	240,000	267,679
5.00%, 06/01/2024	200,000	224,508

5.25%, 06/01/2024	2,000,000	2,155,800
5.00%, 06/01/2025	200,000	225,460
5.00%, 06/01/2026	8,275,000	9,401,393
5.00%, 06/01/2026	160,000	181,779
City of Chicago IL
4.25%, 01/01/2020	465,000	482,284
5.00%, 01/01/2022	460,000	506,681
5.00%, 01/01/2023	1,535,000	1,608,972
5.00%, 01/01/2026	425,000	491,636
5.00%, 01/01/2027	500,000	578,395
5.25%, 01/01/2027	2,435,000	2,619,110
5.00%, 01/01/2028	865,000	906,684
5.75%, 01/01/2034	2,000,000	2,222,580
5.00%, 01/01/2035	750,000	777,495
5.50%, 01/01/2035	1,000,000	1,066,790
City of Chicago IL Motor Fuel Tax Revenue
5.00%, 01/01/2025	2,000,000	2,126,160
City of Chicago IL Wastewater Transmission Revenue
5.00%, 01/01/2019	200,000	203,106
5.00%, 01/01/2020	200,000	208,398
5.00%, 01/01/2020	1,210,000	1,262,998
5.00%, 01/01/2021	370,000	394,827
5.00%, 01/01/2022	250,000	272,277
5.00%, 01/01/2023	450,000	495,131
5.00%, 01/01/2024	500,000	555,930
5.00%, 01/01/2028	2,900,000	3,174,862
5.00%, 01/01/2029	1,300,000	1,419,782
5.00%, 01/01/2030	1,000,000	1,132,960
5.00%, 01/01/2033	2,000,000	2,162,060
5.00%, 01/01/2039	1,000,000	1,071,460
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2020	980,000	1,044,670
5.00%, 11/01/2021	1,525,000	1,656,135
5.00%, 11/01/2022	1,000,000	1,106,670
4.00%, 11/01/2023	1,025,000	1,086,367
5.00%, 11/01/2023	650,000	724,041
5.00%, 11/01/2024	250,000	280,450
5.00%, 11/01/2024	1,150,000	1,290,070
5.00%, 11/01/2024	1,000,000	1,121,800
5.00%, 11/01/2025	1,000,000	1,114,450

5.00%, 11/01/2026	1,000,000	1,108,370
5.00%, 11/01/2033	500,000	544,585
City of Springfield IL
5.00%, 12/01/2024	340,000	379,171
5.00%, 12/01/2025	395,000	441,571
5.00%, 12/01/2026	160,000	177,450
City of Waukegan IL
4.00%, 12/30/2024	540,000	577,228
Cook County Community College District No 508
5.25%, 12/01/2028	1,150,000	1,221,576
Cook Kane Lake & McHenry Counties Community College District No 512
5.00%, 12/01/2024	850,000	982,217
County of Cook IL
5.25%, 11/15/2022	405,000	432,742
5.00%, 11/15/2023	2,500,000	2,807,975
5.00%, 11/15/2025	2,500,000	2,729,875
5.00%, 11/15/2026	1,000,000	1,052,830
5.00%, 11/15/2026	1,450,000	1,663,121
5.25%, 11/15/2028	1,035,000	1,114,509
5.00%, 11/15/2029	1,000,000	1,130,390
5.00%, 11/15/2029	1,085,000	1,181,966
5.00%, 11/15/2030	500,000	562,850
5.00%, 11/15/2033	2,795,000	3,213,943
5.00%, 11/15/2034	1,200,000	1,335,048
Illinois Finance Authority
5.00%, 08/01/2021	445,000	479,123
5.00%, 02/15/2022	215,000	236,917
5.00%, 07/01/2022	1,000,000	1,112,990
5.00%, 12/01/2022	325,000	356,762
4.00%, 05/15/2023	500,000	527,340
5.00%, 11/15/2023	1,680,000	1,885,178
5.00%, 12/01/2023	1,880,000	2,100,298
5.00%, 01/01/2024	250,000	276,755
5.00%, 02/15/2024	215,000	245,296
5.00%, 05/15/2024	350,000	395,423
5.00%, 07/15/2025	230,000	266,552
5.00%, 08/01/2025	1,605,000	1,806,107
5.00%, 02/15/2026	360,000	420,156
5.00%, 03/01/2027	400,000	457,912
5.00%, 03/01/2028	465,000	530,263

5.00%, 01/01/2029	1,650,000	1,926,804
5.00%, 02/15/2029	1,070,000	1,243,747
5.00%, 02/15/2030	1,240,000	1,437,247
5.00%, 07/01/2030	275,000	305,778
5.00%, 07/15/2030	710,000	832,759
5.00%, 08/01/2030	870,000	982,265
5.00%, 11/15/2030	2,000,000	2,245,160
5.00%, 01/01/2031	3,515,000	3,872,405
5.00%, 02/15/2031	300,000	346,977
5.00%, 07/01/2031	1,420,000	1,645,411
5.25%, 08/15/2031	500,000	560,965
3.63%, 02/15/2032	355,000	356,427
1.52%, 07/01/2032 (2)	9,015,000	9,015,000
4.00%, 09/01/2032	40,000	39,109
4.75%, 05/15/2033	960,000	995,376
5.00%, 05/15/2033	795,000	792,472
5.00%, 08/15/2033	250,000	273,147
3.75%, 02/15/2034	200,000	200,432
5.00%, 02/15/2034	1,890,000	2,161,196
5.00%, 07/01/2034	300,000	329,607
5.00%, 08/15/2034	2,500,000	2,838,500
5.00%, 11/15/2034	300,000	332,847
5.00%, 11/15/2034	3,000,000	3,328,470
5.00%, 08/15/2035	100,000	108,848
5.00%, 08/15/2035	600,000	651,606
4.00%, 02/15/2036	800,000	830,112
5.00%, 02/15/2036	905,000	1,030,451
5.00%, 07/01/2036	325,000	355,657
5.00%, 08/15/2036	1,000,000	1,083,820
5.25%, 02/15/2037	380,000	402,378
5.00%, 05/15/2037	395,000	425,332
5.00%, 05/15/2037	1,050,000	1,086,928
4.13%, 08/15/2037	900,000	905,769
5.00%, 08/15/2037	1,000,000	1,083,100
5.13%, 05/15/2038	1,000,000	1,000,290
1.55%, 11/01/2038 (2)	8,000,000	8,000,000
5.00%, 11/15/2038	3,795,000	4,193,285
8.00%, 05/15/2040	785,000	871,617
4.00%, 02/15/2041	2,895,000	2,988,711
5.00%, 02/15/2041	1,535,000	1,744,067

5.00%, 08/01/2042	120,000	130,772
1.75%, 11/15/2042 (2)	1,770,000	1,757,752
5.00%, 08/15/2044	200,000	214,964
5.00%, 11/15/2045	2,565,000	2,788,514
8.00%, 05/15/2046	1,595,000	1,770,992
5.00%, 12/01/2046	5,935,000	6,447,072
5.00%, 05/15/2047	100,000	106,452
5.25%, 05/15/2047	280,000	295,072
5.00%, 08/01/2049	140,000	151,563
5.25%, 05/15/2054	1,000,000	995,130
5.00%, 07/15/2057 (2)	10,905,000	12,197,461
Illinois Housing Development Authority
1.33%, 02/01/2020 (2)	3,000,000	2,999,370
Illinois Municipal Electric Agency
5.00%, 02/01/2023	275,000	306,702
5.00%, 02/01/2031	470,000	528,256
Illinois Sports Facilities Authority
5.25%, 06/15/2032	1,735,000	1,889,970
Illinois State Toll Highway Authority
5.00%, 01/01/2024	935,000	1,065,114
1.55%, 01/01/2031 (2)	3,470,000	3,470,000
5.00%, 12/01/2031	235,000	268,368
5.00%, 01/01/2034	1,300,000	1,493,739
5.00%, 01/01/2038	2,700,000	2,982,960
5.00%, 01/01/2041	7,000,000	7,856,310
Illinois State University
5.00%, 04/01/2032	1,370,000	1,516,891
Kendall Kane & Will Counties Community Unit School District No 308
5.00%, 02/01/2029	4,000,000	4,251,160
Lake County Community Unit School District No 60 Waukegan
5.00%, 01/01/2026	1,000,000	1,117,850
5.00%, 01/01/2027	100,000	116,333
5.00%, 01/01/2027	2,100,000	2,335,683
McHenry County Community Unit School District No 200 Woodstock
0.00%, 01/15/2024	1,000,000	847,170
0.00%, 01/15/2025	1,000,000	815,300
0.00%, 01/15/2026	1,000,000	784,380
Metropolitan Pier & Exposition Authority
5.00%, 12/15/2020	430,000	453,603
5.00%, 12/15/2026	2,000,000	2,105,960

5.00%, 12/15/2028	2,500,000	2,626,825
5.00%, 12/15/2028	1,000,000	1,097,840
0.00%, 06/15/2029	2,500,000	1,558,925
0.00%, 12/15/2030	11,000,000	6,382,750
5.00%, 12/15/2032	550,000	596,068
0.00%, 12/15/2034	550,000	259,451
5.25%, 06/15/2050	3,275,000	3,347,279
5.00%, 06/15/2057	550,000	577,885
Northern Illinois Municipal Power Agency
5.00%, 12/01/2018	125,000	126,607
5.00%, 12/01/2019	150,000	156,249
5.00%, 12/01/2020	1,025,000	1,094,516
5.00%, 12/01/2022	1,575,000	1,747,494
Peoria Metropolitan Airport Authority
5.00%, 12/01/2026	1,375,000	1,591,343
Peoria Public Building Commission
5.00%, 12/01/2022	1,500,000	1,645,800
Railsplitter Tobacco Settlement Authority
5.00%, 06/01/2023	2,265,000	2,530,685
5.00%, 06/01/2024	5,275,000	5,952,099
6.00%, 06/01/2028	2,150,000	2,399,744
Regional Transportation Authority
5.00%, 07/01/2020	400,000	423,992
5.00%, 07/01/2021	400,000	433,860
State of Illinois
5.50%, 08/01/2018	1,955,000	1,960,063
5.00%, 02/01/2019	425,000	431,345
4.00%, 06/15/2019	315,000	320,897
4.50%, 06/15/2019	1,710,000	1,750,014
5.00%, 06/15/2019	1,435,000	1,475,295
5.00%, 11/01/2019	2,625,000	2,707,294
5.00%, 02/01/2020	425,000	437,129
5.00%, 11/01/2020	610,000	633,583
5.00%, 02/01/2021	425,000	442,170
5.00%, 11/01/2021	4,000,000	4,197,000
5.00%, 01/01/2022	700,000	716,800
5.00%, 08/01/2022	3,000,000	3,246,600
4.00%, 01/01/2023	330,000	333,755
5.00%, 02/01/2023	235,000	248,155
5.00%, 11/01/2023	1,000,000	1,061,300

5.00%, 06/15/2024	2,000,000	2,207,880
5.50%, 07/01/2024	1,000,000	1,076,200
5.00%, 02/01/2025	455,000	479,857
5.00%, 05/01/2025	3,050,000	3,219,977
5.00%, 06/01/2025	880,000	935,924
5.00%, 06/15/2025	4,090,000	4,481,372
5.50%, 07/01/2025	400,000	428,228
5.00%, 11/01/2025	2,040,000	2,171,029
5.00%, 06/01/2026	125,000	132,965
5.00%, 11/01/2026	8,000,000	8,514,800
5.00%, 02/01/2028	1,000,000	1,060,790
5.00%, 03/01/2028	5,130,000	5,292,262
5.00%, 05/01/2028	265,000	276,538
5.00%, 02/01/2029	1,000,000	1,057,090
5.25%, 02/01/2029	3,720,000	3,912,324
5.25%, 02/01/2030	100,000	105,170
5.25%, 02/01/2031	760,000	798,129
5.00%, 05/01/2032	800,000	828,136
5.50%, 07/01/2038	1,500,000	1,575,315
Sugar Grove Public Library District
3.00%, 02/01/2020	390,000	397,367
Upper Illinois River Valley Development Authority
5.25%, 12/01/2037 (1)	2,005,000	2,031,646
Village of Bedford Park IL
4.00%, 12/01/2020	1,180,000	1,218,067
Village of Mount Prospect IL
2.00%, 12/01/2018	820,000	821,099
Will County Community Unit School District No 365 Valley View
0.00%, 11/01/2025	520,000	409,703
0.00%, 11/01/2026	905,000	685,139

		358,437,599

Indiana - 1.83%
Ball State University
5.00%, 07/01/2033	955,000	1,108,679
City of Whiting IN
5.25%, 01/01/2021	1,145,000	1,233,657
5.00%, 11/01/2045 (2)	2,600,000	2,887,534
Indiana Development Finance Authority
1.75%, 10/01/2031 (2)	3,600,000	3,599,388

Indiana Finance Authority
5.00%, 09/15/2019	700,000	720,874
5.00%, 12/01/2024	3,000,000	3,487,980
5.00%, 11/01/2026	1,200,000	1,412,400
6.00%, 12/01/2026	2,035,000	2,087,951
5.00%, 11/01/2029	2,350,000	2,738,173
5.00%, 02/01/2030	5,765,000	6,882,718
5.00%, 09/01/2031	440,000	500,196
5.25%, 02/01/2033	2,500,000	2,894,200
1.75%, 05/01/2034 (2)	2,100,000	2,100,672
5.00%, 03/01/2036	4,000,000	4,431,200
5.00%, 09/01/2036	1,000,000	1,119,200
5.00%, 06/01/2039	1,000,000	1,004,170
5.00%, 07/01/2048	3,600,000	3,830,184
5.25%, 01/01/2051	3,450,000	3,703,196
Indiana Health & Educational Facilities Financing Authority
1.75%, 11/15/2031 (2)	3,000,000	2,970,180
Indiana Health Facility Financing Authority
2.00%, 10/01/2026 (2)	3,675,000	3,680,439
1.25%, 11/01/2027 (2)	1,120,000	1,103,995
1.35%, 11/01/2027 (2)	1,330,000	1,310,542
Indianapolis Local Public Improvement Bond Bank
5.00%, 01/01/2021	370,000	397,439
5.00%, 01/01/2022	755,000	827,065
5.00%, 01/01/2023	285,000	317,293
5.00%, 01/01/2029	1,000,000	1,135,140
5.00%, 01/01/2031	1,000,000	1,131,350
Lebanon Middle School Building Corp.
5.00%, 01/10/2023	1,065,000	1,194,078
5.00%, 07/10/2023	1,740,000	1,969,436
Westfield-Washington Multi-School Building Corp.
5.00%, 01/15/2028	390,000	445,345
5.00%, 01/15/2029	540,000	613,505
5.00%, 01/15/2030	700,000	793,261

		63,631,440

Iowa - 0.19%
City of Altoona IA
5.00%, 06/01/2026	2,200,000	2,534,532
Iowa Finance Authority
5.25%, 12/01/2025	1,500,000	1,603,155
4.75%, 08/01/2042	980,000	1,007,744

Iowa Higher Education Loan Authority
1.00%, 09/01/2018	595,000	594,381
Iowa Student Loan Liquidity Corp.
5.00%, 12/01/2025	775,000	863,668

		6,603,480

Kansas - 0.11%
City of Lenexa KS
5.00%, 05/15/2021	500,000	530,510
5.00%, 05/15/2039	325,000	350,168
City of Wichita KS
5.25%, 11/15/2024	350,000	366,804
Johnson County Unified School District No 232 De Soto
5.00%, 09/01/2022	350,000	391,118
Kansas Development Finance Authority
5.00%, 11/15/2032	2,000,000	2,205,660

		3,844,260

Kentucky - 1.07%
City of Ashland KY
5.00%, 02/01/2030	555,000	601,137
City of Russell KY
5.00%, 11/01/2022	3,200,000	3,563,648
Kentucky Asset Liability Commission
5.00%, 09/01/2024	1,000,000	1,141,290
5.00%, 09/01/2025	1,250,000	1,442,175
Kentucky Economic Development Finance Authority
5.00%, 06/01/2019	375,000	383,010
5.00%, 06/01/2020	500,000	520,605
5.25%, 06/01/2020	500,000	522,915
5.00%, 06/01/2021	250,000	264,405
5.50%, 06/01/2021	685,000	731,991
5.00%, 06/01/2024	1,000,000	1,094,520
5.00%, 05/15/2031	100,000	107,036
5.00%, 06/01/2037	325,000	351,936
6.38%, 03/01/2040	2,400,000	2,603,904
6.38%, 06/01/2040	3,230,000	3,504,421
5.00%, 06/01/2041	225,000	240,673
5.25%, 06/01/2041	725,000	794,056
6.50%, 03/01/2045	1,000,000	1,087,290
5.00%, 06/01/2045	1,000,000	1,065,040
5.00%, 12/01/2045	300,000	332,004

5.00%, 05/15/2046	500,000	522,785
6.25%, 11/15/2046	750,000	749,925
5.00%, 12/01/2047	620,000	674,337
5.00%, 05/15/2051	325,000	338,709
Kentucky Higher Education Student Loan Corp.
5.00%, 06/01/2020	600,000	628,266
5.00%, 06/01/2021	610,000	649,009
Kentucky Public Transportation Infrastructure Authority
5.75%, 07/01/2049	1,000,000	1,094,130
6.00%, 07/01/2053	530,000	586,524
Kentucky State Property & Building Commission
5.00%, 05/01/2021	500,000	538,305
5.00%, 05/01/2029	1,000,000	1,130,860
5.00%, 05/01/2029	1,025,000	1,171,124
5.00%, 05/01/2032	270,000	308,977
Louisville/Jefferson County Metropolitan Government
5.00%, 10/01/2020	1,140,000	1,213,108
5.00%, 10/01/2023	1,565,000	1,759,404
5.00%, 12/01/2028	120,000	127,924
5.00%, 10/01/2030	2,500,000	2,847,025
5.00%, 12/01/2030	130,000	138,141
5.00%, 10/01/2032	430,000	487,345
1.50%, 10/01/2033 (2)	1,705,000	1,700,601

		37,018,555

Louisiana - 1.08%
City of New Orleans LA
5.00%, 12/01/2019	2,450,000	2,555,914
Greater New Orleans Expressway Commission
5.00%, 11/01/2034	1,000,000	1,136,990
Jefferson Parish Hospital Service District No. 1
5.50%, 01/01/2026	3,000,000	3,260,370
Louisiana Local Government Environmental Facilities & Community Development Authority
5.00%, 10/01/2028	1,000,000	1,178,130
5.00%, 10/01/2028	1,045,000	1,231,146
6.50%, 08/01/2029	2,200,000	2,398,572
Louisiana Public Facilities Authority
5.00%, 06/01/2021	7,695,000	8,335,455
5.00%, 12/15/2022	230,000	257,363
5.00%, 12/15/2023	335,000	381,079
5.00%, 12/15/2024	330,000	377,378

5.00%, 12/15/2025	275,000	318,428
5.00%, 12/15/2026	300,000	348,372
0.00%, 10/01/2027	2,000,000	1,726,800
5.00%, 12/15/2028	250,000	290,205
5.00%, 12/15/2029	200,000	230,742
5.00%, 12/15/2030	150,000	172,659
5.00%, 05/15/2031	1,250,000	1,414,213
5.00%, 12/15/2031	390,000	447,880
5.00%, 05/15/2032	1,000,000	1,128,080
New Orleans Aviation Board
5.00%, 01/01/2020	135,000	141,342
5.00%, 01/01/2021	125,000	133,670
5.00%, 01/01/2022	75,000	81,814
5.00%, 01/01/2023	50,000	55,440
5.00%, 01/01/2024	55,000	61,748
5.00%, 01/01/2024	1,400,000	1,571,766
5.00%, 01/01/2025	50,000	56,681
5.00%, 01/01/2027	850,000	956,046
5.00%, 01/01/2028	155,000	177,343
5.00%, 01/01/2029	810,000	904,948
5.00%, 01/01/2030	275,000	312,001
5.00%, 01/01/2033	740,000	830,199
5.00%, 01/01/2034	170,000	190,055
5.00%, 01/01/2034	750,000	838,478
5.00%, 01/01/2036	500,000	556,640
5.00%, 01/01/2037	500,000	556,255
5.00%, 01/01/2040	1,000,000	1,088,890
5.00%, 01/01/2040	1,540,000	1,695,694

		37,398,786

Maine - 0.17%
Maine Health & Higher Educational Facilities Authority
4.00%, 07/01/2041	1,470,000	1,353,488
5.00%, 07/01/2041	1,135,000	1,191,398
5.00%, 07/01/2043	390,000	404,816
4.00%, 07/01/2046	330,000	299,973
5.00%, 07/01/2046	1,735,000	1,818,818
Maine Municipal Bond Bank
5.00%, 11/01/2033	650,000	761,988

		5,830,481

Maryland - 3.34%
City of Baltimore MD
5.00%, 07/01/2018	2,525,000	2,525,000
5.00%, 09/01/2023	1,000,000	1,112,120
5.00%, 07/01/2026	720,000	846,281
5.00%, 07/01/2029	4,770,000	5,574,127
5.00%, 09/01/2030	3,000,000	3,434,730
5.00%, 09/01/2032	1,000,000	1,140,200
5.00%, 09/01/2036	1,000,000	1,115,820
5.00%, 09/01/2039	775,000	857,723
City of Rockville MD
4.00%, 11/01/2021	200,000	208,476
2.50%, 11/01/2024	245,000	241,460
3.00%, 11/01/2025	580,000	576,961
5.00%, 11/01/2030	65,000	71,661
5.00%, 11/01/2042	750,000	813,450
5.00%, 11/01/2047	730,000	789,283
City of Westminster MD
6.25%, 07/01/2044	1,100,000	1,192,950
County of Anne Arundel MD
5.00%, 10/01/2019	3,580,000	3,732,472
County of Frederick MD
5.00%, 08/01/2029	300,000	367,938
5.00%, 08/01/2030	350,000	432,079
5.00%, 08/01/2031	425,000	529,962
County of Montgomery MD
5.00%, 10/01/2024	1,210,000	1,406,625
County of Prince George’s MD
5.00%, 07/15/2021	2,500,000	2,733,575
Maryland Community Development Administration
1.35%, 01/01/2019 (1)	2,200,000	2,192,036
1.15%, 02/01/2019	5,000,000	5,000,000
Maryland Economic Development Corp.
5.00%, 06/01/2019	3,415,000	3,523,358
5.00%, 06/01/2022	200,000	217,970
5.00%, 06/01/2023	215,000	236,973
5.00%, 03/31/2024	2,500,000	2,697,825
5.00%, 09/30/2027	50,000	57,252
5.00%, 06/01/2028	2,000,000	2,267,280
5.00%, 09/30/2030	905,000	1,019,356
5.00%, 06/01/2035	915,000	1,025,010

5.00%, 03/31/2046	1,535,000	1,675,560
5.00%, 03/31/2051	1,165,000	1,267,357
Maryland Health & Higher Educational Facilities Authority
5.00%, 07/01/2019	1,000,000	1,029,490
4.00%, 07/01/2022	1,000,000	1,069,260
5.00%, 07/01/2022	870,000	953,929
5.00%, 07/01/2024	745,000	839,250
5.00%, 07/01/2024	535,000	601,736
5.25%, 07/01/2026	500,000	560,720
5.50%, 01/01/2029	1,500,000	1,749,975
5.50%, 01/01/2030	1,750,000	2,034,585
5.00%, 07/01/2032	750,000	833,940
5.00%, 07/01/2035	75,000	82,292
5.75%, 07/01/2038	2,500,000	2,693,625
5.00%, 08/15/2038	1,945,000	2,148,544
5.00%, 05/15/2040	3,425,000	3,633,685
4.00%, 07/01/2042	120,000	119,633
5.00%, 07/01/2045	2,000,000	2,137,320
5.50%, 01/01/2046	1,290,000	1,442,968
Maryland Stadium Authority
5.00%, 06/15/2021	900,000	978,039
Maryland State Transportation Authority
5.00%, 03/01/2023	1,000,000	1,089,470
5.00%, 07/01/2030	4,655,000	5,504,910
Prince George’s County Revenue Authority
5.00%, 05/01/2030	1,085,000	1,284,705
State of Maryland
5.00%, 03/01/2020	6,000,000	6,329,940
5.00%, 08/01/2020	655,000	679,196
4.00%, 03/15/2021	1,170,000	1,215,887
5.00%, 08/01/2022	3,000,000	3,358,200
5.00%, 08/01/2024	2,500,000	2,899,225
5.00%, 08/01/2025	9,000,000	10,578,690
State of Maryland Department of Transportation
5.00%, 02/15/2019	2,500,000	2,554,400
5.00%, 12/01/2019	1,625,000	1,702,464
Washington Suburban Sanitary Commission
3.00%, 06/01/2026	5,000,000	5,182,000

		116,170,948

Massachusetts - 2.03%
City of Boston MA
5.00%, 04/01/2023	2,095,000	2,382,141
Commonwealth of Massachusetts
4.00%, 08/01/2019	1,000,000	1,025,970
5.00%, 07/01/2022	485,000	540,988
5.50%, 12/01/2022	1,195,000	1,370,187
5.00%, 09/01/2025	2,245,000	2,512,559
5.00%, 07/01/2027	2,620,000	2,921,378
5.00%, 09/01/2028	2,000,000	2,321,640
5.00%, 12/01/2030	1,500,000	1,756,770
1.05%, 08/01/2043 (2)	10,515,000	10,357,065
1.70%, 08/01/2043 (2)	1,500,000	1,472,625
5.00%, 03/01/2046	205,000	227,659
Commonwealth of Massachusetts Transportation Fund Revenue
5.00%, 06/01/2025	2,490,000	2,712,730
Massachusetts Bay Transportation Authority
4.00%, 12/01/2021	2,500,000	2,673,425
Massachusetts Development Finance Agency
5.00%, 07/15/2022	355,000	397,973
5.00%, 07/01/2023	900,000	1,020,852
5.00%, 07/01/2025	1,090,000	1,240,627
5.00%, 10/01/2025	905,000	1,017,636
5.00%, 07/01/2026	1,140,000	1,302,735
5.00%, 10/01/2026	955,000	1,077,918
5.00%, 10/15/2028	1,750,000	1,877,523
5.00%, 07/01/2030	590,000	695,940
5.00%, 01/01/2031	475,000	532,152
5.00%, 01/01/2032	635,000	709,416
5.00%, 01/01/2033	540,000	601,592
5.00%, 01/01/2034	710,000	788,774
5.00%, 01/01/2035	745,000	825,922
5.00%, 01/01/2036	1,100,000	1,216,930
5.00%, 10/01/2037 (1)	500,000	539,095
5.00%, 07/01/2038 (2)	1,875,000	2,134,669
5.00%, 10/01/2047 (1)	375,000	401,025
1.99% (SIFMA Municipal Swap Index + 0.48%), 07/01/2050 (3)	4,000,000	4,006,040
5.00%, 10/01/2057 (1)	1,535,000	1,630,600
Massachusetts Educational Financing Authority
4.00%, 07/01/2019	2,000,000	2,040,580
5.00%, 07/01/2021	1,000,000	1,078,600
5.00%, 07/01/2026	5,000,000	5,709,950

Massachusetts Port Authority
5.00%, 07/01/2024	800,000	910,216
5.00%, 07/01/2025	295,000	337,981
Massachusetts School Building Authority
5.00%, 01/15/2028	1,500,000	1,723,755
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue
5.00%, 01/01/2019	1,500,000	1,525,995
Massachusetts Water Resources Authority
5.00%, 08/01/2040	1,900,000	2,181,029
Town of Webster MA
2.25%, 10/12/2018	678,829	679,861

		70,480,523

Michigan - 3.49%
Avondale School District
5.00%, 11/01/2022	600,000	665,568
5.00%, 11/01/2023	680,000	766,455
5.00%, 11/01/2024	800,000	912,832
5.00%, 11/01/2025	785,000	905,411
5.00%, 11/01/2026	765,000	891,065
Calhoun County Hospital Finance Authority
5.00%, 02/15/2037	1,695,000	1,793,361
City of Detroit MI Sewage Disposal System Revenue
5.25%, 07/01/2039	4,050,000	4,352,697
City of Detroit MI Water Supply System Revenue
5.25%, 07/01/2041	1,000,000	1,075,570
City of Royal Oak MI
5.00%, 04/01/2029	500,000	585,310
5.00%, 04/01/2031	1,045,000	1,216,568
City of Wyandotte MI Electric System Revenue
5.00%, 10/01/2021	750,000	806,355
5.00%, 10/01/2022	800,000	875,304
5.00%, 10/01/2023	500,000	555,605
5.00%, 10/01/2024	765,000	858,445
Clarkston Community Schools
5.00%, 05/01/2022	445,000	492,562
County of Kent MI
5.00%, 06/01/2028	700,000	824,894
Grand Rapids Public Schools
5.00%, 05/01/2025	1,075,000	1,239,776

Great Lakes Water Authority Sewage Disposal System Revenue
5.00%, 07/01/2030	3,000,000	3,389,550
5.00%, 07/01/2036	1,000,000	1,105,280
Karegnondi Water Authority
5.25%, 11/01/2040	130,000	143,624
Lake Orion Community School District
5.00%, 05/01/2020	1,390,000	1,468,563
5.00%, 05/01/2021	1,385,000	1,499,830
Michigan Finance Authority
5.00%, 11/15/2019	75,000	78,182
5.00%, 07/01/2020	2,700,000	2,857,059
5.00%, 11/15/2020	65,000	69,406
5.00%, 07/01/2021	1,500,000	1,622,880
5.00%, 11/15/2021	175,000	190,516
5.00%, 11/15/2022	275,000	304,827
5.00%, 10/01/2023	1,000,000	1,103,010
5.00%, 10/01/2024	3,000,000	3,495,120
5.00%, 10/01/2025	5,000,000	5,906,950
5.00%, 12/01/2026	1,190,000	1,398,595
5.00%, 12/01/2029	500,000	585,925
5.00%, 07/01/2030	600,000	669,990
5.00%, 07/01/2033	350,000	385,745
Michigan State Building Authority
5.00%, 10/15/2020	1,650,000	1,766,407
5.00%, 10/15/2021	1,750,000	1,918,315
Michigan State Hospital Finance Authority
5.00%, 12/01/2019	200,000	209,160
5.00%, 12/01/2020	225,000	241,578
5.00%, 12/01/2021	225,000	246,834
5.00%, 12/01/2022	125,000	139,914
5.00%, 12/01/2023	1,150,000	1,308,987
5.00%, 12/01/2024	275,000	316,718
5.00%, 12/01/2025	700,000	815,129
1.63%, 11/01/2027 (2)	3,000,000	2,989,590
5.00%, 12/01/2027	415,000	491,953
1.90%, 11/15/2047 (2)	3,000,000	2,991,210
2.40%, 11/15/2047 (2)	850,000	854,887
4.00%, 11/15/2047 (2)	4,505,000	4,886,844
4.00%, 11/15/2047 (2)	9,750,000	10,482,518

Michigan Strategic Fund
1.45%, 09/01/2030 (2)	1,260,000	1,212,196
4.13%, 07/01/2045 (2)	5,425,000	5,433,734
Michigan Tobacco Settlement Finance Authority
6.00%, 06/01/2048	5,625,000	5,653,912
0.00%, 06/01/2052	7,500,000	519,450
Portage Public Schools
5.00%, 11/01/2028	1,000,000	1,152,130
Royal Oak School District
5.00%, 05/01/2023	600,000	676,824
5.00%, 05/01/2024	600,000	684,702
State of Michigan
5.00%, 03/15/2020	1,670,000	1,758,744
5.00%, 03/15/2021	2,700,000	2,918,457
5.00%, 03/15/2022	4,050,000	4,467,393
5.00%, 03/15/2023	2,000,000	2,250,600
5.00%, 03/15/2027	1,000,000	1,178,080
Wayne County Airport Authority
5.00%, 12/01/2018	250,000	253,537
5.00%, 12/01/2019	550,000	573,617
5.00%, 12/01/2019	200,000	209,076
5.00%, 12/01/2020	200,000	214,982
5.00%, 12/01/2021	475,000	522,414
5.00%, 12/01/2021	300,000	327,867
5.00%, 12/01/2022	200,000	223,416
5.00%, 12/01/2022	300,000	331,794
5.00%, 12/01/2023	400,000	453,776
5.00%, 12/01/2023	550,000	616,512
5.00%, 12/01/2023	250,000	282,930
5.00%, 12/01/2024	375,000	432,127
5.00%, 12/01/2024	500,000	567,585
5.00%, 12/01/2025	600,000	686,052
5.00%, 12/01/2027	4,055,000	4,598,857
5.00%, 12/01/2031	350,000	403,295
5.00%, 12/01/2033	300,000	344,364
5.00%, 12/01/2040	4,000,000	4,457,640
5.00%, 12/01/2042	1,000,000	1,091,100
5.00%, 12/01/2042	900,000	1,003,608
5.00%, 12/01/2047	1,000,000	1,110,890

		121,364,535

Minnesota - 1.17%
City of Deephaven MN
5.00%, 10/01/2037	1,250,000	1,255,225
5.00%, 10/01/2049	2,200,000	2,186,052
City of Minneapolis MN/St Paul Housing & Redevelopment Authority
5.00%, 11/15/2022	1,100,000	1,233,881
City of Moorhead MN
5.00%, 12/01/2025	775,000	874,154
City of North Oaks MN
5.00%, 10/01/2047	1,000,000	1,080,160
City of Rochester MN
5.00%, 12/01/2025	850,000	928,515
5.25%, 12/01/2038	1,000,000	1,064,270
City of St Paul Park MN
5.00%, 05/01/2053	400,000	414,952
Roseville Independent School District No. 623
5.00%, 02/01/2025	3,895,000	4,479,639
5.00%, 02/01/2026	2,315,000	2,689,683
State of Minnesota
5.00%, 11/01/2018	1,830,000	1,851,356
5.00%, 12/01/2018	1,000,000	1,014,480
5.00%, 08/01/2019	1,060,000	1,098,807
5.00%, 08/01/2019	35,000	36,255
5.00%, 08/01/2019	2,840,000	2,943,972
5.00%, 10/01/2019	2,685,000	2,797,663
5.00%, 03/01/2020	1,040,000	1,097,013
5.00%, 06/01/2020	2,345,000	2,491,234
5.00%, 08/01/2020	4,000,000	4,271,680
5.00%, 08/01/2021	1,000,000	1,094,750
5.00%, 10/01/2021	2,700,000	2,968,353
5.00%, 08/01/2023	1,465,000	1,674,656
5.00%, 08/01/2026	1,000,000	1,190,680

		40,737,430

Mississippi - 0.39%
County of Warren MS
6.50%, 09/01/2032	300,000	302,319
State of Mississippi
4.00%, 10/15/2018	2,100,000	2,114,196
5.00%, 10/15/2019	4,545,000	4,727,391
5.00%, 10/15/2020	1,750,000	1,868,982
5.00%, 10/15/2021	1,300,000	1,417,663
5.00%, 10/15/2022	1,750,000	1,943,148
5.00%, 10/01/2030	1,000,000	1,178,950

		13,552,649

Missouri - 0.70%
Belton School District No 124
5.00%, 03/01/2027	500,000	594,215
5.00%, 03/01/2028	250,000	300,487
5.50%, 03/01/2030	500,000	613,960
5.50%, 03/01/2033	500,000	604,880
5.50%, 03/01/2036	500,000	601,040
Cape Girardeau County Industrial Development Authority
5.00%, 03/01/2032	500,000	549,325
City of Kansas City MO Sanitary Sewer System Revenue
5.00%, 01/01/2026 (5)	285,000	323,829
5.00%, 01/01/2031 (5)	135,000	156,173
City of St. Louis MO Airport Revenue
4.00%, 07/01/2020	2,425,000	2,518,387
5.00%, 07/01/2025	400,000	457,184
Hannibal Industrial Development Authority
5.00%, 10/01/2047	1,580,000	1,733,007
Health & Educational Facilities Authority of the State of Missouri
5.00%, 06/01/2022	2,335,000	2,579,615
5.00%, 02/01/2029	1,000,000	1,134,160
5.00%, 02/01/2035	1,000,000	1,088,640
5.00%, 02/01/2036	200,000	222,768
4.00%, 02/01/2040	100,000	102,038
5.00%, 08/01/2040	1,145,000	1,213,173
Industrial Development Authority of the City of St. Louis Missouri
3.88%, 11/15/2029	100,000	101,896
4.38%, 11/15/2035	230,000	236,238
4.75%, 11/15/2047	250,000	257,470
Kirkwood Industrial Development Authority
5.00%, 05/15/2021	1,500,000	1,587,270
Missouri Highway & Transportation Commission
5.00%, 05/01/2020	850,000	901,994
Missouri State Health & Educational Facilities Authority
5.00%, 04/01/2027	1,500,000	1,706,910
St Louis County Industrial Development Authority
5.00%, 12/01/2025	1,085,000	1,154,125
5.13%, 08/15/2045	200,000	205,568

St Louis Land Clearance for Redevelopment Authority
5.00%, 06/01/2029	1,000,000	1,101,550
5.38%, 06/01/2043	2,000,000	2,179,800
University of Missouri
5.00%, 11/01/2019	175,000	183,066

		24,408,768

Montana - 0.04%
City of Kalispell MT
5.25%, 05/15/2037	765,000	805,950
5.25%, 05/15/2047	500,000	523,415

		1,329,365

Nebraska - 0.17%
Central Plains Energy Project
5.00%, 09/01/2019	915,000	947,181
5.00%, 09/01/2035	930,000	1,102,152
5.00%, 09/01/2042	1,175,000	1,285,497
City of Omaha NE
5.00%, 01/15/2026	1,700,000	1,999,098
Omaha Airport Authority
5.00%, 12/15/2031	515,000	586,420

		5,920,348

Nevada - 0.97%
City of Carson City NV
5.00%, 09/01/2026	550,000	627,374
City of Reno NV
5.00%, 06/01/2038	150,000	169,907
0.00%, 07/01/2058 (1)	2,000,000	218,080
Clark County School District
5.00%, 06/15/2021	420,000	455,162
5.00%, 06/15/2023	370,000	416,483
5.00%, 06/15/2025	6,060,000	6,941,912
Clark County Water Reclamation District
5.00%, 07/01/2026	500,000	592,060
County of Clark Department of Aviation
5.00%, 07/01/2021	1,000,000	1,079,500
5.00%, 07/01/2021	830,000	897,238
5.00%, 07/01/2021	1,000,000	1,087,690
5.00%, 07/01/2022	400,000	440,992
5.00%, 07/01/2024	1,250,000	1,421,475
5.00%, 07/01/2025	2,220,000	2,538,903
1.51%, 07/01/2029 (2)	2,000,000	2,000,000

County of Clark NV
5.00%, 11/01/2028	3,000,000	3,513,840
5.00%, 11/01/2032	3,000,000	3,421,470
County of Washoe NV
1.50%, 08/01/2031 (2)	1,000,000	995,930
3.00%, 03/01/2036 (2)	700,000	714,791
Las Vegas Redevelopment Agency
5.00%, 06/15/2030	1,000,000	1,118,750
5.00%, 06/15/2040	620,000	677,741
Las Vegas Valley Water District
4.00%, 06/01/2028	1,000,000	1,083,410
5.00%, 06/01/2039	2,815,000	3,165,524

		33,578,232

New Hampshire - 0.40%
New Hampshire Business Finance Authority
4.00%, 01/01/2019	565,000	570,334
5.00%, 01/01/2024	720,000	792,828
New Hampshire Health and Education Facilities Authority Act
3.50%, 07/01/2022 (1)(5)	100,000	100,301
5.00%, 07/01/2023	500,000	567,140
4.13%, 07/01/2024 (1)(5)	255,000	256,619
5.25%, 07/01/2027 (1)	1,250,000	1,269,712
5.00%, 08/01/2027	750,000	872,295
5.00%, 10/01/2028 (5)	1,580,000	1,769,995
5.00%, 07/01/2030	390,000	459,319
5.00%, 10/01/2032 (5)	2,825,000	3,123,913
4.00%, 10/01/2038 (5)	115,000	114,994
5.00%, 10/01/2038 (5)	425,000	462,039
6.25%, 07/01/2042 (1)	700,000	752,269
5.00%, 07/01/2044	1,970,000	2,161,267
6.13%, 07/01/2052 (1)	495,000	525,735

		13,798,760

New Jersey - 3.03%
Borough of Carteret NJ
2.50%, 10/25/2018	800,000	802,000
Borough of Roselle NJ
2.25%, 09/14/2018	700,000	700,609
Burlington County Bridge Commission
5.63%, 01/01/2038	750,000	734,790

Camden County Improvement Authority
5.00%, 01/15/2028	500,000	588,790
5.00%, 01/15/2029	1,000,000	1,173,410
5.00%, 01/15/2033	500,000	579,685
City of Jersey City NJ
2.50%, 01/18/2019	3,000,000	3,016,020
County of Union NJ
3.00%, 03/01/2026	3,000,000	3,073,920
New Brunswick Parking Authority
5.00%, 09/01/2039	2,000,000	2,252,100
New Jersey Economic Development Authority
5.00%, 06/15/2019	4,500,000	4,625,505
4.00%, 01/01/2020	115,000	116,265
5.00%, 10/01/2022	810,000	881,491
5.00%, 01/01/2023	400,000	441,904
5.00%, 03/01/2023	4,045,000	4,376,002
5.00%, 03/01/2024	2,405,000	2,582,008
5.00%, 06/15/2024	2,000,000	2,189,060
5.00%, 06/15/2025	5,190,000	5,703,447
5.00%, 06/01/2026	900,000	1,030,680
5.50%, 01/01/2027	500,000	563,695
3.13%, 07/01/2029	1,000,000	980,350
5.63%, 11/15/2030	2,095,000	2,363,558
5.00%, 01/01/2031	500,000	551,640
5.13%, 01/01/2034	590,000	642,469
5.00%, 10/01/2037	3,225,000	3,497,932
5.25%, 01/01/2044	190,000	197,524
5.00%, 10/01/2047	1,450,000	1,563,375
5.63%, 01/01/2052	2,000,000	2,201,320
New Jersey Educational Facilities Authority
5.00%, 07/01/2020	375,000	399,622
5.00%, 07/01/2021	225,000	245,966
5.00%, 06/01/2023	930,000	1,010,780
5.00%, 07/01/2023	3,390,000	3,735,373
New Jersey Health Care Facilities Financing Authority
5.00%, 07/01/2019	1,225,000	1,258,675
5.00%, 07/01/2021	40,000	43,024
5.00%, 07/01/2022	540,000	592,310
5.00%, 07/01/2023	140,000	155,642
5.00%, 07/01/2023	530,000	600,098

5.00%, 07/01/2024	110,000	123,333
5.00%, 07/01/2024	2,500,000	2,761,225
5.00%, 07/01/2025	1,580,000	1,741,286
5.00%, 07/01/2025	120,000	135,364
5.00%, 07/01/2026	40,000	45,315
5.00%, 07/01/2027	60,000	67,745
5.00%, 07/01/2028	155,000	180,239
5.00%, 07/01/2030	165,000	183,589
5.00%, 07/01/2031	430,000	450,722
5.63%, 07/01/2032	380,000	421,249
5.00%, 07/01/2033	500,000	562,665
5.00%, 07/01/2046	2,375,000	2,614,447
New Jersey Higher Education Student Assistance Authority
5.00%, 12/01/2018	765,000	774,968
5.00%, 12/01/2019	500,000	520,830
5.50%, 12/01/2021	2,260,000	2,486,542
5.00%, 12/01/2044	1,000,000	1,054,660
New Jersey Housing & Mortgage Finance Agency
3.55%, 04/01/2027	2,190,000	2,188,292
3.65%, 04/01/2028	1,580,000	1,579,937
New Jersey Transportation Trust Fund Authority
5.00%, 06/15/2020	1,325,000	1,390,746
5.00%, 06/15/2022	2,000,000	2,004,480
5.25%, 12/15/2022	1,760,000	1,923,786
5.00%, 12/15/2023	2,700,000	2,951,127
5.25%, 12/15/2023	3,940,000	4,355,473
5.50%, 12/15/2023	190,000	212,399
5.00%, 06/15/2025	450,000	482,751
0.00%, 12/15/2026	2,600,000	1,845,168
5.00%, 06/15/2027	235,000	259,104
5.00%, 06/15/2029	1,200,000	1,312,632
0.00%, 12/15/2030	2,000,000	1,202,260
New Jersey Turnpike Authority
5.00%, 01/01/2020	1,220,000	1,277,316
5.00%, 01/01/2035	1,065,000	1,176,867
State of New Jersey Healthcare Facilities, Tender Option Bond Trust, Ser 2017-ZM0546
1.66%, 07/01/2025 (1)(2)	600,000	600,000
Tobacco Settlement Financing Corp/NJ
5.00%, 06/01/2023	570,000	634,347
5.00%, 06/01/2046	1,800,000	1,976,940
5.25%, 06/01/2046	2,300,000	2,587,362

Township of Holmdel NJ
2.50%, 10/26/2018	600,000	601,614
Township of Howell NJ
3.00%, 10/17/2018	2,100,000	2,108,358
Township of Maple Shade NJ
2.25%, 09/07/2018	600,000	600,372
Township of Millstone NJ
2.25%, 09/12/2018	600,000	600,768
Township of Montclair NJ
4.00%, 03/01/2023	800,000	870,112
4.00%, 03/01/2027	325,000	362,745
Township of South Brunswick NJ
2.25%, 10/02/2018	700,000	701,029

		105,401,203

New Mexico - 0.24%
Albuquerque Municipal School District No. 12
5.00%, 08/01/2025	800,000	934,072
Farmington Municipal School District No 5/NM
5.00%, 09/01/2024	490,000	567,714
New Mexico Mortgage Finance Authority
1.35%, 06/01/2020 (2)	3,000,000	2,982,480
Town of Clayton NM
4.00%, 11/01/2020	3,545,000	3,681,553

		8,165,819

New York - 9.67%
Brooklyn Arena Local Development Corp.
5.00%, 07/15/2020	140,000	148,414
5.00%, 07/15/2021	300,000	324,975
5.00%, 07/15/2022	175,000	193,100
5.00%, 07/15/2023	250,000	279,762
5.00%, 07/15/2024	630,000	712,795
Build NYC Resource Corp.
5.00%, 08/01/2022	200,000	222,384
5.00%, 08/01/2023	230,000	260,305
4.88%, 05/01/2031 (1)	750,000	760,777
5.00%, 01/01/2035 (1)	3,900,000	4,194,996
5.50%, 05/01/2048 (1)	1,350,000	1,394,388
Canastota Central School District
2.50%, 07/20/2018	800,000	800,352

Chautauqua County Capital Resource Corp.
1.30%, 11/01/2031(2)	1,100,000	1,099,593
City of Ithaca NY
2.75%, 02/15/2019	2,800,000	2,818,536
City of New York NY
5.00%, 08/01/2018	3,850,000	3,861,050
5.00%, 08/01/2020	1,025,000	1,094,187
5.00%, 08/01/2021	6,000,000	6,560,940
5.00%, 08/01/2022	1,065,000	1,190,382
5.00%, 08/01/2025	1,600,000	1,869,280
5.00%, 08/01/2027	2,975,000	3,454,659
5.00%, 08/01/2027	400,000	460,300
5.00%, 08/01/2028	5,675,000	6,614,667
5.00%, 08/01/2028	3,975,000	4,607,502
5.00%, 08/01/2028	700,000	822,794
5.00%, 08/01/2029	1,305,000	1,550,732
5.00%, 08/01/2029	1,500,000	1,782,450
5.00%, 08/01/2032	1,745,000	2,041,667
1.46%, 08/01/2034 (2)	5,000,000	5,000,000
1.50%, 04/01/2042 (2)	2,500,000	2,500,000
City of Syracuse NY
2.25%, 07/10/2018	3,400,000	3,400,408
City of Troy NY
2.75%, 02/08/2019	6,500,000	6,536,205
City of Yonkers NY
4.00%, 07/01/2018	2,000,000	2,000,000
5.00%, 09/01/2022	2,350,000	2,623,093
5.00%, 09/01/2025	1,015,000	1,178,953
County of Broome NY
3.00%, 05/03/2019	8,000,000	8,086,560
County of Erie NY
5.00%, 09/15/2018	365,000	367,621
5.00%, 06/01/2019	1,000,000	1,031,170
5.00%, 09/15/2019	500,000	520,235
5.00%, 06/01/2020	500,000	530,890
5.00%, 09/15/2020	350,000	374,591
5.00%, 06/01/2021	750,000	815,752
5.00%, 09/15/2021	225,000	246,476
5.00%, 06/01/2025	1,000,000	1,163,270

County of Nassau NY
3.00%, 09/18/2018	4,700,000	4,714,993
5.00%, 10/01/2024	5,000,000	5,730,800
County of Rockland NY
4.00%, 01/01/2021	1,100,000	1,156,562
County of Schoharie NY
2.50%, 11/08/2018	1,700,000	1,705,355
County of Suffolk NY
2.50%, 07/25/2018	4,800,000	4,802,784
2.25%, 09/27/2018	8,700,000	8,713,746
4.00%, 02/01/2028	1,615,000	1,775,370
Dutchess County Local Development Corp.
5.00%, 07/01/2033	400,000	447,144
East Aurora Union Free School District
2.25%, 08/01/2018	521,971	522,206
Erie County Fiscal Stability Authority
5.00%, 09/01/2033	525,000	619,138
Glen Cove Local Economic Assistance Corp.
0.00%, 01/01/2045	530,000	145,422
0.00%, 01/01/2055	710,000	595,704
5.00%, 01/01/2056	485,000	504,390
Gloversville Enlarged School District
2.25%, 10/19/2018	1,000,000	1,001,750
Hempstead Town Local Development Corp.
5.89%, 02/01/2032	1,250,000	1,192,662
6.47%, 02/01/2033	1,000,000	1,001,340
6.24%, 02/01/2047	1,000,000	938,100
Hudson Yards Infrastructure Corp.
5.00%, 02/15/2035	1,700,000	1,956,428
Lansingburgh Central School District at Troy
2.50%, 07/20/2018	900,000	900,396
Long Island Power Authority
5.00%, 09/01/2021	500,000	546,520
5.00%, 09/01/2022	1,000,000	1,113,260
5.00%, 09/01/2023	550,000	623,293
5.00%, 09/01/2024	2,735,000	3,027,508
Metropolitan Transportation Authority
4.00%, 02/15/2019	15,700,000	15,938,012
4.00%, 08/15/2019	600,000	615,564
4.00%, 08/15/2019	1,580,000	1,620,985
4.00%, 08/15/2019	800,000	820,752

5.00%, 11/15/2019	2,005,000	2,097,310
5.00%, 11/15/2019	1,290,000	1,349,392
5.00%, 11/15/2020	2,000,000	2,151,460
5.00%, 11/15/2021	500,000	549,965
5.00%, 11/15/2021	640,000	703,955
5.00%, 11/15/2023	3,225,000	3,670,889
1.96% (SIFMA Municipal Swap Index + 0.45%), 11/01/2026 (3)	2,955,000	2,975,360
0.00%, 11/15/2033	1,600,000	921,920
5.00%, 11/15/2045 (2)	4,470,000	4,774,094
MTA Hudson Rail Yards Trust Obligations
5.00%, 11/15/2051	1,500,000	1,594,845
Nassau County Industrial Development Agency
6.50%, 01/01/2034	672,500	705,775
6.70%, 01/01/2049	793,750	843,082
New York City Industrial Development Agency
5.00%, 07/01/2019	1,000,000	1,031,200
New York City Transitional Finance Authority Building Aid Revenue
5.00%, 07/15/2020	300,000	320,262
5.00%, 07/15/2020	350,000	373,639
5.00%, 07/15/2024	200,000	231,110
5.00%, 07/15/2032	2,000,000	2,329,920
New York City Transitional Finance Authority Future Tax Secured Revenue
5.00%, 02/01/2019	1,000,000	1,021,160
5.00%, 11/01/2021	1,000,000	1,101,870
1.70%, 11/01/2022 (2)	2,480,000	2,480,000
5.00%, 08/01/2024	3,000,000	3,469,830
5.00%, 11/01/2028	1,500,000	1,741,995
5.00%, 11/01/2029	2,000,000	2,294,400
5.00%, 02/01/2030	4,480,000	5,181,747
5.00%, 02/01/2041	200,000	223,586
New York City Water & Sewer System
5.00%, 06/15/2031	6,075,000	6,963,226
New York Convention Center Development Corp.
5.00%, 11/15/2033	3,000,000	3,434,340
New York Liberty Development Corp.
5.25%, 10/01/2035	2,285,000	2,836,416
5.38%, 11/15/2040 (1)	1,500,000	1,653,870
5.00%, 11/15/2044 (1)	1,500,000	1,590,420
5.75%, 11/15/2051	2,000,000	2,228,440

New York State Dormitory Authority
4.00%, 12/01/2018 (1)	300,000	302,178
5.00%, 03/15/2019	3,500,000	3,588,900
4.00%, 12/01/2019 (1)	500,000	511,305
5.00%, 03/15/2021	1,000,000	1,085,040
5.00%, 03/15/2021	1,000,000	1,084,770
4.00%, 12/01/2021 (1)	500,000	522,200
5.00%, 12/01/2022 (1)	900,000	984,339
5.00%, 07/01/2023	250,000	284,332
5.00%, 12/15/2023	1,000,000	1,128,020
5.00%, 05/01/2024	4,870,000	5,588,909
5.00%, 07/01/2024	250,000	288,352
5.00%, 07/01/2025	250,000	291,448
5.00%, 03/15/2027	2,500,000	2,898,325
5.00%, 10/01/2028	1,735,000	2,061,024
5.00%, 10/01/2029	1,430,000	1,688,444
5.00%, 10/01/2030	1,910,000	2,246,676
5.00%, 02/15/2031	5,000,000	5,836,850
5.25%, 03/15/2033	5,000,000	5,811,250
New York State Environmental Facilities Corp.
5.00%, 06/15/2021	2,550,000	2,783,402
New York State Thruway Authority
5.00%, 05/01/2019	18,800,000	19,337,304
New York State Urban Development Corp.
5.00%, 12/15/2019	625,000	656,625
5.00%, 03/15/2020	3,215,000	3,401,984
5.00%, 03/15/2020	1,000,000	1,058,160
5.00%, 03/15/2021	500,000	542,385
5.00%, 03/15/2022	360,000	399,820
5.00%, 03/15/2023	700,000	792,729
5.00%, 03/15/2024	400,000	460,372
5.00%, 03/15/2032	9,500,000	11,133,905
5.00%, 03/15/2035	2,800,000	3,160,108
New York Transportation Development Corp.
5.00%, 08/01/2019	2,000,000	2,059,940
5.00%, 01/01/2023	270,000	296,957
5.00%, 08/01/2026	1,000,000	1,055,040
5.00%, 08/01/2031	5,105,000	5,355,349
5.00%, 01/01/2034	5,500,000	6,161,540
5.00%, 07/01/2041	2,300,000	2,486,392
5.00%, 07/01/2046	800,000	862,584

North Tonawanda City School District
2.20%, 08/24/2018	1,400,000	1,401,260
Port Authority of New York & New Jersey
5.00%, 09/15/2024	5,115,000	5,832,430
5.00%, 09/15/2026	4,160,000	4,819,610
5.00%, 10/15/2028	4,000,000	4,570,360
5.00%, 10/15/2033	3,500,000	3,897,985
Rome City School District
2.25%, 08/03/2018	1,900,000	1,900,760
South Glens Falls Central School District
2.25%, 07/27/2018	1,700,000	1,700,714
Suffolk County Economic Development Corp.
5.00%, 07/01/2028	300,000	327,405
5.00%, 07/01/2028	1,750,000	1,884,383
Tompkins County Development Corp.
5.00%, 07/01/2044	125,000	133,873
Westchester County Local Development Corp.
5.50%, 05/01/2042	150,000	166,016

		335,913,627

North Carolina - 2.20%
Charlotte-Mecklenburg Hospital Authority
5.00%, 01/15/2031	1,500,000	1,645,770
City of Asheville NC
5.00%, 10/01/2026	315,000	373,332
City of Charlotte NC
5.00%, 07/01/2020	2,000,000	2,130,920
City of Charlotte NC Airport Revenue
5.00%, 07/01/2022	1,310,000	1,449,004
City of Charlotte NC Water & Sewer System Revenue
5.00%, 07/01/2020	1,070,000	1,140,042
5.00%, 07/01/2021	500,000	546,590
County of Forsyth NC
5.00%, 03/01/2021	860,000	931,879
County of Guilford NC
5.00%, 02/01/2019	1,585,000	1,617,524
County of Mecklenburg NC
5.00%, 12/01/2019	1,500,000	1,572,585
County of New Hanover NC
5.00%, 10/01/2021	1,000,000	1,092,110
5.00%, 10/01/2022	1,000,000	1,114,990

5.00%, 10/01/2023	1,125,000	1,276,009
5.00%, 10/01/2034	1,000,000	1,140,440
County of Wake NC
5.00%, 03/01/2020	1,515,000	1,598,810
5.00%, 09/01/2021	350,000	384,030
5.00%, 03/01/2023	1,900,000	2,155,132
5.00%, 12/01/2027	3,785,000	4,501,879
Mecklenburg County Public Facilities Corp.
5.00%, 02/01/2023	2,160,000	2,442,096
5.00%, 03/01/2024	2,600,000	2,659,592
North Carolina Capital Facilities Finance Agency
5.00%, 06/01/2019	500,000	513,055
5.00%, 06/01/2021	500,000	534,150
1.85%, 06/01/2038 (2)	700,000	699,986
North Carolina Eastern Municipal Power Agency
5.00%, 01/01/2020	1,000,000	1,017,280
5.00%, 01/01/2021	1,420,000	1,444,538
5.00%, 01/01/2021	1,965,000	2,119,213
5.00%, 01/01/2026	5,000,000	5,086,400
North Carolina Medical Care Commission
4.00%, 10/01/2019	15,000	15,314
5.00%, 10/01/2020	20,000	21,097
5.00%, 10/01/2021	25,000	26,790
5.00%, 10/01/2022	40,000	43,397
5.00%, 10/01/2023	110,000	122,518
5.00%, 10/01/2023	30,000	32,784
5.00%, 10/01/2024	300,000	338,841
5.00%, 10/01/2024	35,000	38,560
5.00%, 10/01/2025	250,000	275,313
5.00%, 10/01/2025	25,000	27,700
5.00%, 10/01/2026	250,000	281,155
1.50%, 10/01/2028 (2)	2,000,000	2,000,000
5.00%, 10/01/2030	220,000	234,038
5.00%, 10/01/2030	2,100,000	2,240,049
5.00%, 10/01/2030	460,000	513,907
5.00%, 10/01/2031	2,950,000	3,195,056
5.00%, 10/01/2031	245,000	272,964
6.25%, 07/01/2035	1,000,000	1,118,700
5.00%, 10/01/2036	130,000	135,463
5.00%, 09/01/2037	2,000,000	2,122,740
5.00%, 10/01/2037	250,000	268,303
4.88%, 07/01/2040	550,000	577,742
5.00%, 09/01/2041	440,000	461,912

North Carolina Municipal Power Agency No. 1
5.00%, 01/01/2020	1,100,000	1,154,681
5.00%, 01/01/2025	2,935,000	2,986,451
5.00%, 01/01/2026	2,515,000	2,559,088
North Carolina Turnpike Authority
5.00%, 01/01/2020	350,000	365,435
5.00%, 01/01/2027	530,000	613,698
5.00%, 01/01/2032	1,000,000	1,132,960
5.00%, 07/01/2051	1,700,000	1,849,277
State of North Carolina
5.00%, 06/01/2020	1,360,000	1,445,612
5.00%, 06/01/2021	1,415,000	1,543,255
5.00%, 03/01/2022	1,000,000	1,105,370
5.00%, 06/01/2022	1,000,000	1,117,100
5.00%, 06/01/2022	2,150,000	2,401,765
5.00%, 03/01/2023	2,335,000	2,630,798

		76,457,189

Ohio - 1.73%
Akron Bath Copley Joint Township Hospital District
5.25%, 11/15/2031	530,000	595,519
5.25%, 11/15/2032	645,000	722,258
5.25%, 11/15/2033	1,770,000	1,975,231
American Municipal Power, Inc.
5.00%, 02/15/2034 (2)	4,770,000	4,862,204
Buckeye Tobacco Settlement Financing Authority
5.88%, 06/01/2047	3,600,000	3,615,372
6.50%, 06/01/2047	3,000,000	3,076,830
City of Columbus OH
5.00%, 02/15/2020	800,000	842,960
5.00%, 07/01/2020	1,040,000	1,107,017
5.00%, 02/15/2022	1,710,000	1,891,876
City of Trenton OH Water System Revenue
2.00%, 12/01/2018	265,000	264,836
Clermont County Port Authority
5.00%, 12/01/2029	750,000	855,945
5.00%, 12/01/2030	850,000	968,252
5.00%, 12/01/2031	650,000	741,357

Cleveland-Cuyahoga County Port Authority
5.50%, 12/01/2053	400,000	439,224
County of Allen OH Hospital Facilities Revenue
5.00%, 08/01/2047 (2)	500,000	553,000
County of Cuyahoga OH
5.00%, 12/01/2026	2,500,000	2,797,650
5.00%, 02/15/2042	525,000	557,812
5.50%, 02/15/2052	1,790,000	1,956,703
5.50%, 02/15/2057	1,245,000	1,356,241
County of Hamilton OH
4.00%, 01/01/2021	450,000	466,335
5.00%, 01/01/2022	465,000	501,405
County of Muskingum OH
4.00%, 02/15/2023	1,700,000	1,755,675
County of Wood OH
5.00%, 12/01/2032	115,000	120,172
5.00%, 12/01/2042	145,000	149,917
JobsOhio Beverage System
5.00%, 01/01/2022	2,300,000	2,523,606
Miami University/Oxford OH
5.00%, 09/01/2034	700,000	802,830
Ohio Air Quality Development Authority
4.25%, 01/15/2038 (1)	250,000	255,908
4.50%, 01/15/2048 (1)	275,000	284,922
Southeastern Ohio Port Authority
5.75%, 12/01/2032	445,000	480,484
6.00%, 12/01/2042	550,000	594,286
5.50%, 12/01/2043	1,000,000	1,072,360
State of Ohio
4.00%, 09/01/2021	3,980,000	4,235,158
1.70%, 11/01/2022 (2)	3,000,000	2,998,590
5.00%, 08/01/2024	2,500,000	2,888,450
5.00%, 01/01/2030	1,170,000	1,388,661
University of Akron/The
5.00%, 01/01/2037	6,675,000	7,471,661
University of Cincinnati
5.00%, 06/01/2027	2,000,000	2,333,400
5.00%, 06/01/2028	250,000	294,615
5.00%, 06/01/2029	400,000	469,312

		60,268,034

Oklahoma - 0.95%
Cache Educational Facilities Authority
5.00%, 09/01/2026	3,220,000	3,738,613
Canadian County Educational Facilities Authority
4.00%, 09/01/2025	1,500,000	1,634,325
5.00%, 09/01/2028	1,000,000	1,157,900
Canadian County Oklahoma Educational Facilities
5.00%, 09/01/2026	1,725,000	2,013,799
Cleveland County Educational Facilities Authority
5.00%, 07/01/2018	1,000,000	1,000,000
5.00%, 09/01/2024	365,000	415,454
5.00%, 09/01/2025	300,000	344,433
5.00%, 09/01/2026	375,000	433,916
Dewey County Educational Facilities Authority
5.00%, 09/01/2030	2,470,000	2,787,000
Garvin County Educational Facilities Authority
5.00%, 12/01/2024	515,000	579,128
5.00%, 12/01/2025	545,000	614,237
5.00%, 12/01/2026	320,000	362,931
Grady County School Finance Authority
5.00%, 09/01/2028	375,000	431,036
5.00%, 09/01/2030	1,235,000	1,409,222
Grand River Dam Authority
5.00%, 06/01/2023	1,000,000	1,135,140
Norman Regional Hospital Authority
4.00%, 09/01/2018	125,000	125,449
5.00%, 09/01/2020	350,000	371,325
5.00%, 09/01/2021	325,000	351,907
5.00%, 09/01/2022	325,000	358,397
Oklahoma County Finance Authority
5.70%, 04/01/2025	540,000	540,108
5.13%, 04/01/2042	1,900,000	1,733,313
Oklahoma Development Finance Authority
3.00%, 06/01/2022	1,015,000	1,048,729
4.00%, 12/01/2022	530,000	571,043
4.00%, 06/01/2023	1,305,000	1,412,493
3.00%, 06/01/2024	1,750,000	1,804,600
4.00%, 06/01/2024	380,000	412,657
5.00%, 08/15/2026	1,600,000	1,798,304
5.00%, 08/15/2029	420,000	475,948

5.00%, 08/15/2033	200,000	224,098
5.50%, 08/15/2052	830,000	948,308
5.50%, 08/15/2057	1,000,000	1,138,030
Tulsa County Industrial Authority
1.30%, 05/01/2020 (2)	1,000,000	998,420
5.00%, 11/15/2023	230,000	253,476
5.00%, 11/15/2029	400,000	442,912

		33,066,651

Oregon - 0.39%
Clackamas County Hospital Facility Authority
3.00%, 11/15/2022	120,000	120,638
5.00%, 11/15/2032 (5)	500,000	557,790
County of Washington OR
5.00%, 03/01/2022	3,000,000	3,326,220
Klamath Falls Intercommunity Hospital Authority
5.00%, 09/01/2031	200,000	227,052
5.00%, 09/01/2032	270,000	305,689
5.00%, 09/01/2046	1,000,000	1,107,140
Port of Portland OR Airport Revenue
5.00%, 07/01/2032	1,000,000	1,107,820
5.00%, 07/01/2033	3,485,000	3,854,724
Washington County School District No. 1 West Union
5.00%, 06/15/2028	1,525,000	1,812,874
Yamhill County Hospital Authority
5.00%, 11/15/2051	1,005,000	1,065,541

		13,485,488

Pennsylvania - 5.63%
Allentown Neighborhood Improvement Zone Development Authority
5.00%, 05/01/2022 (1)	2,000,000	2,152,560
5.00%, 05/01/2032 (1)	2,025,000	2,208,870
Capital Region Water
5.00%, 07/15/2023	1,750,000	1,972,460
5.00%, 07/15/2025	1,000,000	1,149,880
Capital Region Water Sewer Revenue
5.00%, 07/15/2024	430,000	489,078
5.00%, 07/15/2028	350,000	405,027
City of Philadelphia PA
5.00%, 08/01/2023	4,000,000	4,514,720
5.00%, 07/15/2026	2,475,000	2,756,309
5.00%, 08/01/2027	1,500,000	1,727,805
5.00%, 08/01/2028	6,000,000	6,759,960
5.00%, 08/01/2033	2,000,000	2,258,080

City of Philadelphia PA Airport Revenue
5.00%, 07/01/2030	1,000,000	1,148,990
City of Philadelphia PA Water & Wastewater Revenue
5.00%, 11/01/2026	1,165,000	1,371,205
5.00%, 11/01/2027	1,540,000	1,826,101
5.00%, 11/01/2032	1,000,000	1,163,400
City of Reading PA
5.00%, 11/01/2027	2,330,000	2,673,908
Coatesville School District
5.00%, 08/01/2025	875,000	1,000,212
Commonwealth Financing Authority
5.00%, 06/01/2022	1,000,000	1,094,920
5.00%, 06/01/2023	750,000	833,932
5.00%, 06/01/2025	1,500,000	1,722,255
5.00%, 06/01/2027	1,500,000	1,720,380
5.00%, 06/01/2028	2,500,000	2,884,150
5.00%, 06/01/2035	325,000	365,521
Commonwealth of Pennsylvania
5.00%, 02/01/2020	2,050,000	2,148,626
5.00%, 11/01/2020	2,800,000	2,988,076
5.00%, 08/15/2021	1,015,000	1,100,128
5.00%, 11/01/2021	2,000,000	2,177,340
5.00%, 09/15/2022	1,750,000	1,935,115
5.00%, 02/01/2023	895,000	994,479
5.00%, 03/15/2023	9,970,000	11,105,882
5.00%, 09/15/2026	1,000,000	1,151,450
5.00%, 03/15/2031	430,000	481,553
County of Luzerne PA
5.00%, 12/15/2029	750,000	846,277
Cumberland County Municipal Authority
5.25%, 01/01/2041	170,000	174,966
Dauphin County General Authority
5.00%, 06/01/2020	815,000	860,762
Delaware County Authority
5.00%, 08/01/2030	1,150,000	1,312,978
Delaware River Joint Toll Bridge Commission
5.00%, 07/01/2042	1,100,000	1,249,094

Doylestown Hospital Authority
5.00%, 07/01/2046	3,700,000	3,953,635
Hospitals & Higher Education Facilities Authority of Philadelphia
5.00%, 07/01/2019	225,000	230,805
5.00%, 07/01/2020	225,000	235,699
5.00%, 07/01/2021	275,000	292,996
5.00%, 07/01/2022	325,000	351,588
5.00%, 07/01/2023	325,000	355,888
5.00%, 07/01/2030	780,000	862,641
5.00%, 07/01/2034	2,000,000	2,184,580
Lancaster County Hospital Authority/PA
5.00%, 07/01/2023	775,000	850,167
5.00%, 07/01/2031	450,000	492,611
5.00%, 12/01/2032	250,000	259,455
5.00%, 12/01/2037	820,000	840,713
5.00%, 07/01/2045	1,970,000	2,091,628
5.00%, 12/01/2047	2,010,000	2,047,547
Lehigh County Industrial Development Authority
1.80%, 02/15/2027 (2)	1,000,000	982,010
1.80%, 09/01/2029 (2)	670,000	655,206
Luzerne County Industrial Development Authority
5.00%, 12/15/2027	1,000,000	1,101,050
Montgomery County Higher Education & Health Authority
5.00%, 09/01/2022	525,000	582,025
5.00%, 09/01/2023	460,000	518,908
5.00%, 10/01/2023 (5)	50,000	55,226
5.00%, 09/01/2024	410,000	467,929
5.00%, 10/01/2028 (5)	1,000,000	1,123,320
5.00%, 10/01/2036 (5)	1,320,000	1,438,945
Montgomery County Industrial Development Authority/PA
5.25%, 01/15/2036	2,500,000	2,691,475
5.25%, 01/01/2040	1,510,000	1,518,245
5.38%, 01/01/2050	500,000	504,770
Northampton County General Purpose Authority
5.00%, 08/15/2036	455,000	506,242
2.45% (1 Month LIBOR USD + 1.04%), 08/15/2048 (3)	1,625,000	1,627,535
4.00%, 08/15/2048	470,000	469,164
Pennsylvania Economic Development Financing Authority
0.40%, 04/01/2019	1,500,000	1,500,000
4.00%, 03/15/2020	1,000,000	1,037,850
1.70%, 08/01/2037 (2)	1,000,000	983,250

Pennsylvania Higher Educational Facilities Authority
5.00%, 06/15/2022	2,000,000	2,209,140
5.00%, 06/15/2024	3,005,000	3,417,917
5.00%, 06/15/2025	1,855,000	2,130,022
5.00%, 08/15/2029	1,600,000	1,870,224
Pennsylvania State University
5.00%, 09/01/2020	2,440,000	2,609,556
5.00%, 09/01/2021	1,400,000	1,534,316
5.00%, 09/01/2022	2,295,000	2,573,406
Pennsylvania Turnpike Commission
5.00%, 06/01/2028	2,000,000	2,266,240
5.00%, 06/01/2028	2,500,000	2,888,375
5.00%, 06/01/2032	2,000,000	2,244,180
5.00%, 06/01/2033	3,155,000	3,527,322
5.00%, 12/01/2034	1,000,000	1,141,760
Philadelphia Authority for Industrial Development
5.00%, 07/01/2031	205,000	221,484
5.00%, 07/01/2032	600,000	646,362
5.00%, 07/01/2037	150,000	159,722
Philadelphia Gas Works Co.
5.00%, 08/01/2022	750,000	828,683
Pittsburgh Housing Authority
1.40%, 10/01/2021(2)	1,500,000	1,489,890
Reading School District
5.00%, 02/01/2019	1,660,000	1,690,959
5.00%, 02/01/2020	1,000,000	1,047,630
5.00%, 02/01/2020	1,000,000	1,047,630
5.00%, 02/01/2021	1,000,000	1,070,040
5.00%, 02/01/2022	1,920,000	2,095,661
5.00%, 03/01/2035	1,100,000	1,239,832
5.00%, 03/01/2036	1,250,000	1,405,887
Redevelopment Authority of the City of Philadelphia
5.00%, 04/15/2023	1,335,000	1,456,819
School District of Philadelphia
5.00%, 09/01/2018	150,000	150,817
5.25%, 09/01/2023	1,750,000	1,855,893
5.00%, 09/01/2026	1,580,000	1,802,274
5.00%, 09/01/2030	15,000	17,765
5.00%, 09/01/2030	3,985,000	4,490,338
5.00%, 09/01/2031	1,000,000	1,124,520
5.00%, 09/01/2031	1,200,000	1,374,852
5.00%, 09/01/2032	1,200,000	1,370,388

Scranton School District/PA
5.00%, 06/01/2033	530,000	586,715
5.00%, 06/01/2035	515,000	566,073
Southeastern Pennsylvania Transportation Authority
5.00%, 03/01/2026	875,000	1,025,299
St. Mary Hospital Authority
5.00%, 11/15/2022	1,900,000	2,123,649
State Public School Building Authority
4.00%, 12/01/2020	1,590,000	1,657,209
5.00%, 12/01/2022	7,370,000	8,160,875
5.00%, 04/01/2023	2,500,000	2,709,875
5.00%, 06/15/2025	3,000,000	3,412,140
5.00%, 06/01/2026	180,000	201,956
5.00%, 06/01/2029	500,000	573,390
5.00%, 12/01/2029	2,000,000	2,284,180
5.25%, 09/15/2030	1,000,000	1,129,870
5.00%, 12/01/2032	3,060,000	3,472,947
Susquehanna Area Regional Airport Authority
5.00%, 01/01/2035	1,000,000	1,107,500
5.00%, 01/01/2038	2,125,000	2,340,900
Unionville-Chadds Ford School District
5.00%, 06/01/2026	1,000,000	1,178,420
Upper Merion Area School District/PA
5.00%, 01/15/2030	600,000	692,172
York County School of Technology Authority
5.00%, 02/15/2023	1,200,000	1,341,108
5.00%, 02/15/2028	400,000	451,060

		195,554,794

Puerto Rico - 0.11%
Puerto Rico Commonwealth Aqueduct & Sewer Authority
5.00%, 07/01/2019	600,000	502,500
6.13%, 07/01/2024	375,000	315,000
5.13%, 07/01/2047	1,000,000	1,002,440
Puerto Rico Electric Power Authority
5.00%, 07/01/2019	1,500,000	1,506,180
5.50%, 07/01/2019	500,000	511,165
5.25%, 07/01/2027	145,000	159,497

		3,996,782

Rhode Island - 0.31%
Providence Redevelopment Agency
5.00%, 04/01/2028	1,200,000	1,315,548
Rhode Island Commerce Corp.
5.00%, 06/15/2019	1,040,000	1,073,603
5.00%, 06/15/2020	3,200,000	3,394,048
5.00%, 06/15/2021	625,000	678,256
Rhode Island Health & Educational Building Corp.
5.00%, 09/01/2031	710,000	759,494
5.00%, 09/01/2036	100,000	105,262
5.00%, 05/15/2039	700,000	759,101
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund
5.00%, 10/01/2028	500,000	584,145
Rhode Island Student Loan Authority
5.00%, 12/01/2024	600,000	668,760
5.00%, 12/01/2025	750,000	838,425
3.50%, 12/01/2034	685,000	686,315

		10,862,957

South Carolina - 0.92%
Lancaster County School District/SC
5.00%, 03/01/2023	445,000	502,850
Lexington County Health Services District, Inc.
5.00%, 11/01/2019	250,000	260,377
5.00%, 11/01/2020	250,000	265,675
5.00%, 11/01/2022	250,000	275,370
5.00%, 11/01/2023	300,000	335,280
5.00%, 11/01/2024	780,000	881,260
Scago Educational Facilities Corp. for Sumter County School 17
4.00%, 12/01/2019	630,000	645,838
4.00%, 12/01/2021	1,895,000	1,987,988
Scago Educational Facilities Corp. for Union School District
5.00%, 12/01/2023	1,060,000	1,196,751
South Carolina Jobs-Economic Development Authority
2.25%, 05/01/2019 (1)	2,000,000	1,990,540
6.00%, 02/01/2035 (1)	525,000	534,828
5.00%, 05/01/2037	500,000	525,455
5.00%, 05/01/2042	500,000	522,835
6.25%, 02/01/2045 (1)	995,000	1,022,840
5.00%, 04/01/2047	2,000,000	2,077,360
5.00%, 04/01/2052	1,750,000	1,808,730

South Carolina Ports Authority
5.00%, 07/01/2022	2,000,000	2,210,600
South Carolina Public Service Authority
5.00%, 12/01/2022	1,185,000	1,304,330
5.00%, 12/01/2032	1,500,000	1,655,355
5.00%, 12/01/2035	1,500,000	1,647,765
5.00%, 12/01/2041	3,000,000	3,266,010
5.75%, 12/01/2043	2,000,000	2,212,740
5.00%, 12/01/2050	2,665,000	2,847,659
South Carolina Transportation Infrastructure Bank
5.00%, 10/01/2025	305,000	354,788
State of South Carolina
5.00%, 10/01/2020	975,000	1,046,204
University of South Carolina
4.00%, 05/01/2031	500,000	529,620

		31,909,048

South Dakota - 0.14%
City of Sioux Falls SD
5.00%, 11/01/2042	750,000	768,945
South Dakota Health & Educational Facilities Authority
5.00%, 09/01/2019	300,000	311,328
5.00%, 11/01/2029	800,000	907,336
5.00%, 11/01/2030	1,000,000	1,125,750
5.00%, 11/01/2042	145,000	158,036
5.00%, 11/01/2045	1,500,000	1,651,380

		4,922,775

Tennessee - 1.42%
Blount County Health & Educational Facilities Board
5.00%, 01/01/2037	1,240,000	1,301,219
Chattanooga Health Educational & Housing Facility Board
3.00%, 10/01/2018	500,000	501,885
3.00%, 10/01/2019	600,000	609,558
5.00%, 10/01/2020	205,000	217,960
5.00%, 10/01/2021	1,000,000	1,083,260
5.00%, 10/01/2022	325,000	357,929
5.00%, 10/01/2030	500,000	544,260
5.00%, 10/01/2032	1,215,000	1,316,914
5.00%, 10/01/2035	2,260,000	2,431,692
County of Monroe TN
1.20%, 06/15/2019	1,500,000	1,496,040

Greeneville Health & Educational Facilities Board
5.00%, 07/01/2021	500,000	540,660
5.00%, 07/01/2022	500,000	551,240
5.00%, 07/01/2025	1,850,000	2,047,561
5.00%, 07/01/2035	1,275,000	1,450,109
Johnson City Health & Educational Facilities Board
5.00%, 08/15/2042	2,000,000	2,110,880
Knox County Health Educational & Housing Facility Board
5.00%, 04/01/2023	1,825,000	2,010,676
5.00%, 04/01/2024	1,000,000	1,115,390
5.00%, 04/01/2027	1,740,000	1,982,869
Memphis-Shelby County Industrial Development Board
4.75%, 07/01/2027	300,000	316,857
5.50%, 07/01/2037	600,000	641,688
Shelby County Health Educational & Housing Facilities Board
5.00%, 09/01/2037 (1)	1,590,000	1,489,289
State of Tennessee
5.00%, 02/01/2020	3,500,000	3,685,745
5.00%, 08/01/2021	1,595,000	1,746,621
Tennessee Energy Acquisition Corp.
5.00%, 02/01/2019	1,100,000	1,119,998
5.25%, 09/01/2019	1,750,000	1,816,552
5.25%, 09/01/2021	2,040,000	2,223,070
5.00%, 02/01/2023	1,310,000	1,447,223
5.25%, 09/01/2023	600,000	676,002
5.00%, 02/01/2027	2,725,000	3,103,475
4.00%, 05/01/2048 (2)	8,860,000	9,435,723

		49,372,345

Texas - 11.13%
Alamito Public Facility Corp.
2.25%, 06/01/2021 (2)	3,000,000	3,004,440
Alamo Community College District
4.00%, 02/15/2020	1,000,000	1,037,970
4.00%, 02/15/2021	715,000	753,889
3.00%, 08/15/2021	7,695,000	7,947,550
4.00%, 02/15/2022	665,000	711,649
4.00%, 02/15/2023	1,000,000	1,083,160
3.00%, 11/01/2046 (2)	2,100,000	2,134,272

Austin Community College District Public Facility Corp.
5.00%, 08/01/2024	430,000	490,256
5.00%, 08/01/2028	310,000	361,085
5.00%, 08/01/2031	565,000	653,230
5.00%, 08/01/2031	300,000	346,848
Austin Convention Enterprises, Inc.
5.00%, 01/01/2023	250,000	277,200
5.00%, 01/01/2025	150,000	169,755
5.00%, 01/01/2028	400,000	457,016
5.00%, 01/01/2029	425,000	483,782
5.00%, 01/01/2030	720,000	798,768
5.00%, 01/01/2034	730,000	799,189
Austin-Bergstrom Landhost Enterprises, Inc.
5.00%, 10/01/2023	1,425,000	1,597,539
5.00%, 10/01/2025	1,780,000	2,033,828
5.00%, 10/01/2026	1,400,000	1,613,052
5.00%, 10/01/2028	1,925,000	2,228,669
5.00%, 10/01/2030	2,175,000	2,499,205
5.00%, 10/01/2033	2,000,000	2,280,880
5.00%, 10/01/2034	2,000,000	2,270,600
5.00%, 10/01/2036	1,000,000	1,130,190
Baytown Area Water Authority
5.00%, 05/01/2023	1,000,000	1,127,060
5.00%, 05/01/2024	1,000,000	1,143,510
5.00%, 05/01/2025	1,000,000	1,155,310
Board of Managers Joint Guadalupe County-City of Seguin Hospital
5.25%, 12/01/2035	525,000	559,088
Central Texas Regional Mobility Authority
5.00%, 01/01/2022	500,000	542,975
5.00%, 01/01/2022	990,000	1,075,091
5.00%, 01/01/2024	175,000	194,668
5.00%, 01/01/2025	225,000	252,362
5.00%, 01/01/2026	350,000	396,417
5.00%, 01/01/2028	300,000	335,730
5.00%, 01/01/2034	1,475,000	1,627,574
6.00%, 01/01/2041	3,125,000	3,430,094
5.00%, 01/01/2042	1,335,000	1,428,503
5.00%, 01/01/2046	1,600,000	1,749,280
Central Texas Turnpike System
5.00%, 08/15/2037	2,500,000	2,711,950
City of Arlington TX
5.00%, 02/15/2045	530,000	559,616

City of Austin TX
5.00%, 09/01/2033	2,920,000	3,330,056
City of Austin TX Airport System Revenue
5.00%, 11/15/2044	255,000	278,322
City of Austin TX Water & Wastewater System Revenue
5.00%, 11/15/2020	1,350,000	1,451,911
City of Dallas TX
5.00%, 02/15/2023	1,000,000	1,096,440
5.00%, 02/15/2024	1,055,000	1,204,261
City of Dallas TX Waterworks & Sewer System Revenue
5.00%, 10/01/2027	530,000	618,812
5.00%, 10/01/2028	2,750,000	3,198,910
5.00%, 10/01/2031	800,000	933,224
City of El Paso TX
5.00%, 08/15/2025	2,245,000	2,605,592
City of Fort Worth TX
5.00%, 03/01/2023	1,000,000	1,126,680
City of Garland TX Water & Sewer System Revenue
5.00%, 03/01/2028	700,000	821,212
City of Houston TX
5.00%, 03/01/2020	180,000	189,592
5.00%, 03/01/2021	500,000	540,025
5.00%, 03/01/2022	200,000	220,926
5.00%, 03/01/2023	1,975,000	2,224,245
5.00%, 03/01/2025	750,000	867,360
5.00%, 03/01/2029	1,000,000	1,166,450
City of Houston TX Airport System Revenue
4.75%, 07/01/2024	1,000,000	1,079,480
5.00%, 07/01/2027	3,000,000	3,545,100
5.00%, 07/01/2029	1,000,000	1,162,220
City of Houston TX Combined Utility System Revenue
4.00%, 11/15/2021	200,000	213,428
5.00%, 11/15/2022	200,000	224,608
5.00%, 11/15/2023	225,000	257,211
5.00%, 05/15/2028	410,000	467,035
5.00%, 11/15/2033	400,000	461,672
1.51%, 05/15/2034 (2)	10,000,000	10,000,000
City of San Antonio TX
5.00%, 02/01/2019	1,000,000	1,020,340

City of San Antonio TX Electric & Gas Systems Revenue
5.00%, 02/01/2020	1,000,000	1,052,750
5.00%, 02/01/2020	600,000	631,650
5.00%, 02/01/2023	4,000,000	4,511,160
5.00%, 02/01/2030	1,000,000	1,181,410
2.00%, 02/01/2033 (2)	1,115,000	1,110,975
3.00%, 12/01/2045 (2)	5,000,000	5,115,900
City of Waco TX
5.00%, 02/01/2025	1,710,000	1,945,570
Coppell Independent School District
4.00%, 08/15/2021	3,250,000	3,454,522
County of Comal TX
4.00%, 02/01/2023	1,000,000	1,080,230
County of Dallas TX
5.00%, 08/15/2024	1,400,000	1,620,556
County of El Paso TX
5.00%, 02/15/2029	1,500,000	1,757,265
5.00%, 02/15/2031	1,280,000	1,473,805
County of Williamson TX
5.00%, 02/15/2021	1,000,000	1,080,350
Cypress-Fairbanks Independent School District
5.00%, 02/15/2021	4,720,000	5,100,479
5.00%, 02/15/2027	470,000	548,185
0.90%, 02/15/2040 (2)	1,535,000	1,533,741
1.40%, 02/15/2040 (2)	1,000,000	988,000
3.00%, 02/15/2040 (2)	5,000,000	5,008,050
1.40%, 02/15/2044 (2)	1,000,000	988,000
5.00%, 02/15/2044	900,000	996,795
Dallas Area Rapid Transit
5.00%, 12/01/2028	2,160,000	2,191,558
Dallas County Community College District
5.00%, 02/15/2021	7,610,000	8,223,442
5.00%, 02/15/2022	7,665,000	8,480,249
Dallas County Utility & Reclamation District
5.00%, 02/15/2024	1,125,000	1,278,439
Dallas Independent School District
5.00%, 02/15/2023	3,855,000	4,346,165
5.00%, 02/15/2036 (2)	85,000	94,198
5.00%, 02/15/2036 (2)	5,400,000	5,936,598
Dallas Love Field
5.00%, 11/01/2035	1,000,000	1,123,630

Dallas Performing Arts Cultural Facilities Corp.
1.55%, 09/01/2041(2)	2,285,000	2,285,000
Dallas/Fort Worth International Airport
5.00%, 11/01/2018	1,275,000	1,289,752
5.00%, 11/01/2023	245,000	275,368
5.00%, 11/01/2038	3,110,000	3,335,070
Del Rio Housing Facility Corp.
1.35%, 06/01/2021 (2)	3,000,000	2,986,500
Denton Independent School District
0.00%, 08/15/2025	500,000	411,900
Fort Bend Independent School District
1.35%, 08/01/2042 (2)	505,000	498,147
1.50%, 08/01/2042 (2)	1,000,000	980,440
Fort Worth Independent School District
5.00%, 02/15/2022	450,000	496,867
5.00%, 02/15/2024	3,140,000	3,594,923
5.00%, 02/15/2026	1,365,000	1,602,374
Garland Independent School District
5.00%, 02/15/2021	1,000,000	1,080,350
Grand Parkway Transportation Corp.
5.00%, 02/01/2023	1,580,000	1,754,890
5.00%, 10/01/2031	2,630,000	3,105,583
5.00%, 10/01/2033	1,205,000	1,415,056
5.00%, 10/01/2034	1,500,000	1,753,170
5.00%, 10/01/2052 (2)	7,610,000	8,591,309
Gulf Coast Authority
1.54%, 06/01/2030 (2)	300,000	300,000
Harlandale Independent School District
5.00%, 08/01/2030	1,305,000	1,502,081
Harris County Cultural Education Facilities Finance Corp.
5.00%, 01/01/2043	180,000	186,588
7.00%, 01/01/2048	1,550,000	1,871,160
Harris County Flood Control District
5.00%, 10/01/2025	1,000,000	1,161,230
Harris County Health Facilities Development Corp.
7.25%, 12/01/2035	4,500,000	4,607,055
Houston Independent School District
5.00%, 02/15/2025	1,000,000	1,162,150
2.40%, 06/01/2030 (2)	7,000,000	7,049,070
1.38%, 06/01/2037 (2)	775,000	772,380

Love Field Airport Modernization Corp.
5.00%, 11/01/2028	850,000	918,484
5.25%, 11/01/2040	3,015,000	3,208,292
Lower Colorado River Authority
5.00%, 05/15/2020	340,000	360,329
5.00%, 05/15/2020	2,070,000	2,193,765
5.00%, 05/15/2021	800,000	868,624
5.00%, 05/15/2021	3,000,000	3,257,340
5.00%, 05/15/2022	1,025,000	1,137,237
Metropolitan Transit Authority of Harris County
5.00%, 11/01/2022	3,000,000	3,363,330
Midlothian Independent School District
2.50%, 08/01/2052 (2)	85,000	85,076
2.50%, 08/01/2052(2)	1,915,000	1,916,321
Mission Economic Development Corp.
2.50%, 08/01/2020	3,000,000	3,008,550
5.75%, 10/01/2031 (1)	2,250,000	2,328,457
Montgomery County Toll Road Authority
5.00%, 09/15/2032	50,000	55,001
5.00%, 09/15/2033	55,000	60,318
5.00%, 09/15/2034	55,000	60,098
5.00%, 09/15/2035	55,000	59,952
5.00%, 09/15/2036	75,000	81,753
5.00%, 09/15/2038	125,000	136,089
5.00%, 09/15/2043	380,000	412,205
5.00%, 09/15/2048	380,000	410,955
New Hope Cultural Education Facilities Finance Corp.
5.00%, 08/15/2024	730,000	842,296
5.00%, 08/15/2026	200,000	235,876
5.00%, 08/15/2027	375,000	446,617
5.00%, 08/15/2030	3,500,000	4,072,810
5.00%, 04/01/2031	335,000	350,511
5.00%, 11/01/2031	1,000,000	1,100,490
5.00%, 07/01/2035	2,100,000	1,867,488
5.00%, 04/01/2036	355,000	366,942
5.00%, 11/01/2040	1,100,000	1,198,065
5.00%, 07/01/2047	1,075,000	955,503
5.00%, 04/01/2048	1,250,000	1,275,650
5.50%, 11/15/2052	250,000	251,148
5.00%, 07/01/2058	275,000	297,547

Newark Higher Education Finance Corp.
5.00%, 04/01/2029	505,000	565,423
North East Independent School District/TX
1.42%, 08/01/2040 (2)	490,000	481,557
North Texas Municipal Water District
5.00%, 06/01/2027	1,025,000	1,216,839
5.00%, 06/01/2028	1,050,000	1,241,940
5.00%, 06/01/2029	600,000	706,038
North Texas Tollway Authority
5.00%, 01/01/2020	500,000	524,395
5.00%, 09/01/2020	1,445,000	1,542,234
5.00%, 01/01/2022	550,000	604,642
5.00%, 01/01/2023	235,000	263,654
5.00%, 01/01/2023	3,500,000	3,926,755
5.00%, 01/01/2030	75,000	85,649
5.00%, 01/01/2031	1,900,000	2,110,482
5.00%, 01/01/2031	105,000	119,681
5.00%, 01/01/2031	500,000	571,720
5.00%, 01/01/2033	3,150,000	3,521,227
5.00%, 01/01/2033	500,000	569,270
5.00%, 01/01/2036	550,000	618,624
5.00%, 01/01/2039	170,000	190,487
6.25%, 01/01/2039	275,000	281,507
6.25%, 01/01/2039	65,000	66,395
5.00%, 01/01/2040	2,000,000	2,176,660
Northside Independent School District
2.75%, 08/01/2048 (2)	4,325,000	4,409,381
Permanent University Fund - University of Texas System
5.00%, 07/01/2029	235,000	274,736
Plano Independent School District
5.00%, 02/15/2020	550,000	579,172
5.00%, 02/15/2021	550,000	594,335
5.00%, 02/15/2022	1,225,000	1,354,838
Rockwall Independent School District
0.00%, 02/15/2024	1,005,000	878,481
State of Texas
5.00%, 08/01/2018	1,325,000	1,328,803
4.00%, 08/30/2018	15,600,000	15,664,740
5.00%, 04/01/2019	2,000,000	2,052,940
5.00%, 08/01/2019	2,815,000	2,920,844

5.00%, 10/01/2019	1,950,000	2,034,045
5.00%, 04/01/2020	2,000,000	2,115,400
2.00%, 08/01/2025 (2)	920,000	921,021
5.00%, 08/01/2025	2,035,000	2,288,561
5.00%, 08/01/2026	1,000,000	1,140,740
5.00%, 04/01/2027	5,000,000	5,874,950
5.50%, 08/01/2032	1,000,000	1,182,070
Tarrant County Cultural Education Facilities Finance Corp.
5.00%, 11/15/2035	1,015,000	1,064,634
5.00%, 11/15/2035	1,750,000	1,836,695
5.00%, 11/15/2040	1,800,000	1,882,206
8.25%, 11/15/2044	500,000	493,255
5.00%, 11/15/2046	1,615,000	1,746,703
Texas A&M University
5.00%, 05/15/2023	1,005,000	1,140,635
3.00%, 05/15/2028	2,300,000	2,322,494
Texas Municipal Gas Acquisition & Supply Corp. I
5.25%, 12/15/2022	450,000	502,006
5.25%, 12/15/2025	3,000,000	3,458,400
6.25%, 12/15/2026	8,685,000	10,109,427
Texas Municipal Gas Acquisition & Supply Corp. III
5.00%, 12/15/2019	3,000,000	3,127,950
5.00%, 12/15/2032	3,000,000	3,244,260
Texas Municipal Power Agency
5.00%, 09/01/2033	920,000	976,056
5.00%, 09/01/2034	945,000	1,001,341
5.00%, 09/01/2035	1,200,000	1,270,500
Texas State University System
5.00%, 03/15/2026	800,000	936,824
5.00%, 03/15/2029	610,000	715,530
5.00%, 03/15/2032	1,325,000	1,539,756
Texas Transportation Commission State Highway Fund
5.00%, 10/01/2023	5,020,000	5,733,844
Texas Water Development Board
5.00%, 10/15/2031	2,000,000	2,366,400
The University of Texas System
5.25%, 08/15/2018	1,170,000	1,175,289
5.00%, 08/15/2021	505,000	553,111
5.00%, 08/15/2021	3,000,000	3,285,810
5.00%, 08/15/2022	490,000	548,834
5.00%, 08/15/2022	1,000,000	1,120,070
5.00%, 08/15/2026	1,750,000	2,080,873

Travis County Health Facilities Development Corp.
7.00%, 11/01/2030	150,000	159,950
Tyler Independent School District
5.00%, 02/15/2022	2,200,000	2,430,736
University of Houston
5.00%, 02/15/2030	860,000	990,858
University of Texas System
5.00%, 08/15/2022	1,000,000	1,120,070
Uptown Development Authority
5.00%, 09/01/2033	715,000	801,858

		386,600,177

Utah - 0.24%
Salt Lake City Corp Airport Revenue
5.00%, 07/01/2022	1,500,000	1,656,735
5.00%, 07/01/2025	1,000,000	1,151,200
5.00%, 07/01/2026	1,700,000	1,968,872
State of Utah
5.00%, 07/01/2019	2,335,000	2,415,371
Utah Charter School Finance Authority
4.50%, 06/15/2027 (1)	1,000,000	991,980

		8,184,158

Vermont - 0.12%
Vermont Educational & Health Buildings Financing Agency
5.00%, 10/15/2027	1,000,000	1,124,600
5.00%, 10/15/2029	890,000	992,003
Vermont Student Assistance Corp.
5.00%, 06/15/2025	800,000	880,184
5.00%, 06/15/2026	500,000	550,920
5.00%, 06/15/2027	700,000	766,206

		4,313,913

Virgin Islands - 0.09%
Virgin Islands Public Finance Authority
5.00%, 10/01/2032	3,000,000	3,224,790

Virginia - 3.73%
Chesapeake Bay Bridge & Tunnel District
5.00%, 07/01/2051	1,000,000	1,096,510
Chesterfield County Economic Development Authority
5.00%, 05/01/2023	200,000	205,130

City of Alexandria VA
4.50%, 06/15/2019	2,250,000	2,313,630
City of Norfolk VA Water Revenue
5.00%, 11/01/2022	1,645,000	1,854,409
City of Richmond VA Public Utility Revenue
5.00%, 01/15/2020	3,400,000	3,573,332
5.00%, 01/15/2022	1,500,000	1,656,540
Commonwealth of Virginia
5.00%, 06/01/2020	5,000,000	5,155,850
County of Arlington VA
5.00%, 08/15/2020	1,630,000	1,743,106
5.00%, 08/15/2023	1,850,000	2,117,639
County of Botetourt VA
4.75%, 07/01/2023	100,000	103,153
6.00%, 07/01/2034	1,500,000	1,645,935
County of Fairfax VA
4.00%, 10/01/2019	450,000	463,527
County of Henrico VA Water & Sewer Revenue
5.00%, 05/01/2022	2,240,000	2,492,515
County of Isle Wight VA
4.00%, 04/01/2020	700,000	728,161
County of Loudoun VA
5.00%, 12/01/2023	825,000	949,946
Fairfax County Economic Development Authority
5.00%, 05/15/2020	1,510,000	1,602,578
Fairfax County Industrial Development Authority
5.00%, 05/15/2035	1,175,000	1,288,505
5.00%, 05/15/2044	975,000	1,078,048
Fredericksburg Economic Development Authority
5.00%, 06/15/2031	500,000	552,105
Greater Richmond Convention Center Authority
5.00%, 06/15/2020	1,000,000	1,061,040
Hanover County Economic Development Authority
5.00%, 07/01/2042	1,000,000	1,032,850
5.00%, 07/01/2047	2,000,000	2,061,240
Henrico County Economic Development Authority
5.00%, 12/01/2047	1,250,000	1,320,062
Newport News Economic Development Authority
5.00%, 12/01/2038	1,000,000	1,047,860

Norfolk Economic Development Authority
5.00%, 11/01/2020	645,000	690,911
Norfolk Redevelopment & Housing Authority
5.00%, 01/01/2046	240,000	246,014
Prince William County Industrial Development Authority
1.35%, 07/01/2019 (2)	2,000,000	1,995,460
Roanoke Economic Development Authority
5.00%, 07/01/2020	495,000	525,794
Stafford County Economic Development Authority
5.00%, 06/15/2025	375,000	423,990
5.00%, 06/15/2030	150,000	167,258
5.00%, 06/15/2033	150,000	166,152
5.00%, 06/15/2034	500,000	551,650
4.00%, 06/15/2037	50,000	50,236
Tobacco Settlement Financing Corp/VA
0.00%, 06/01/2047	3,000,000	339,960
Virginia College Building Authority
5.00%, 02/01/2020	1,360,000	1,430,869
5.00%, 02/01/2020	2,000,000	2,104,220
5.00%, 02/01/2023	700,000	788,802
5.00%, 09/01/2023	1,000,000	1,139,540
5.00%, 02/01/2024	2,475,000	2,838,256
5.00%, 02/01/2026	1,000,000	1,177,630
5.00%, 02/01/2030	1,500,000	1,789,425
5.00%, 07/01/2030 (1)	500,000	537,185
5.00%, 07/01/2045 (1)	1,000,000	1,052,380
5.00%, 07/01/2045 (1)	500,000	526,180
Virginia Commonwealth Transportation Board
5.00%, 03/15/2020	750,000	792,188
5.00%, 05/15/2020	1,365,000	1,448,688
5.00%, 05/15/2021	1,000,000	1,089,000
5.00%, 05/15/2021	2,280,000	2,482,920
5.00%, 05/15/2022	225,000	250,346
5.00%, 05/15/2022	2,000,000	2,225,300
5.00%, 09/15/2022	1,000,000	1,109,850
5.00%, 09/15/2023	2,500,000	2,853,975
5.00%, 05/15/2026	3,000,000	3,544,260
5.00%, 05/15/2029	2,955,000	3,524,872
Virginia Port Authority
5.00%, 07/01/2023	1,000,000	1,123,190

Virginia Public Building Authority
5.00%, 08/01/2022	1,490,000	1,666,043
5.00%, 08/01/2022	1,050,000	1,174,058
Virginia Public School Authority
5.00%, 08/01/2018	1,480,000	1,484,262
5.00%, 04/15/2019	4,950,000	5,085,482
5.00%, 07/15/2020	3,000,000	3,200,130
5.00%, 08/01/2021	6,000,000	6,568,500
5.00%, 08/01/2022	3,275,000	3,663,317
5.00%, 08/01/2022	1,000,000	1,118,570
5.00%, 08/01/2022	2,505,000	2,805,149
Virginia Resources Authority
5.00%, 11/01/2021	1,800,000	1,983,366
Virginia Small Business Financing Authority
5.00%, 11/01/2019	1,100,000	1,148,180
5.00%, 01/01/2040	2,500,000	2,642,575
5.00%, 01/01/2040	4,105,000	4,339,108
5.50%, 01/01/2042	4,475,000	4,837,117
5.00%, 01/01/2048 (1)(2)	500,000	508,610
5.00%, 12/31/2049	500,000	546,930
5.00%, 12/31/2052	700,000	764,029
5.00%, 12/31/2056	4,455,000	4,855,416
Wise County Industrial Development Authority
1.88%, 11/01/2040 (2)	5,000,000	4,972,500

		129,493,514

Washington - 2.32%
Adams County Public Hospital District No 2
5.13%, 12/01/2044	1,000,000	1,064,780
City of Kent WA
5.00%, 12/01/2027	695,000	814,644
5.00%, 12/01/2028	860,000	1,004,033
City of Tacoma WA Electric System Revenue
5.00%, 01/01/2039	675,000	770,135
City of Tacoma WA Solid Waste Utility Revenue
5.00%, 12/01/2031	460,000	527,491
Clark County Public Utility District No. 1
5.00%, 01/01/2022	425,000	468,278
5.00%, 01/01/2023	750,000	842,475
County of King WA Sewer Revenue
1.40%, 01/01/2032 (2)	8,250,000	8,250,000

Energy Northwest
5.00%, 07/01/2020	1,180,000	1,256,039
King County Public Hospital District No. 1
5.00%, 12/01/2032	4,500,000	5,117,940
Pierce County School District No. 3 Puyallup
5.00%, 12/01/2032	1,000,000	1,169,840
Port of Seattle WA
5.00%, 02/01/2020	3,250,000	3,405,838
5.00%, 12/01/2020	2,165,000	2,328,782
5.00%, 03/01/2021	900,000	970,092
5.00%, 08/01/2023	1,855,000	2,058,790
Skagit County Public Hospital District No. 1
5.00%, 12/01/2020	1,750,000	1,844,150
State of Washington
5.00%, 01/01/2019	2,000,000	2,035,260
5.00%, 07/01/2019	3,150,000	3,257,132
5.00%, 08/01/2019	730,000	756,725
5.00%, 02/01/2020	2,420,000	2,545,719
5.00%, 08/01/2020	1,665,000	1,776,688
5.00%, 07/01/2021	1,200,000	1,309,980
5.00%, 08/01/2027	235,000	275,850
5.00%, 08/01/2027	550,000	639,452
5.00%, 08/01/2028	235,000	275,288
5.00%, 08/01/2030	235,000	273,432
5.00%, 07/01/2031	5,000,000	5,690,400
5.00%, 08/01/2033	7,550,000	8,833,576
5.00%, 02/01/2036	1,800,000	2,073,384
Tobacco Settlement Authority
5.00%, 06/01/2023	500,000	561,850
5.00%, 06/01/2024	1,000,000	1,117,300
Washington Health Care Facilities Authority
5.00%, 10/01/2021	1,510,000	1,649,584
5.00%, 08/15/2022	1,200,000	1,338,036
5.00%, 08/15/2023	650,000	736,931
5.00%, 07/01/2025	360,000	409,259
5.00%, 07/01/2029	115,000	132,648
5.00%, 07/01/2030	410,000	471,463
5.00%, 08/15/2030	1,000,000	1,129,510
5.00%, 07/01/2034	105,000	118,535
2.56% (SIFMA Municipal Swap Index + 1.05%), 01/01/2042 (3)	5,000,000	5,097,100

Washington Higher Education Facilities Authority
5.00%, 10/01/2029	1,855,000	2,056,880
Washington State Housing Finance Commission
4.00%, 07/01/2026 (1)	1,285,000	1,289,999
5.00%, 07/01/2031 (1)	1,000,000	1,049,690
5.00%, 07/01/2053 (1)	400,000	411,412
Washington State University
5.00%, 04/01/2029	1,285,000	1,444,880

		80,651,270

West Virginia - 0.14%
Monongalia County Commission Special District
5.50%, 06/01/2037 (1)	200,000	206,820
5.75%, 06/01/2043 (1)	200,000	208,768
West Virginia Economic Development Authority
5.38%, 12/01/2038	885,000	946,516
1.70%, 01/01/2041 (2)	1,515,000	1,494,669
West Virginia State School Building Authority Lottery Revenue
5.00%, 07/01/2020	500,000	532,525
5.00%, 07/01/2022	695,000	773,250
5.00%, 07/01/2024	500,000	574,585

		4,737,133

Wisconsin - 1.66%
Milwaukee Redevelopment Authority
5.00%, 11/15/2031	570,000	649,253
5.00%, 11/15/2032	500,000	568,730
Public Finance Authority
5.00%, 05/15/2021 (1)(5)	185,000	196,657
3.00%, 11/15/2022 (1)(5)	90,000	90,196
2.00%, 06/01/2023 (2)	5,000,000	5,001,000
3.50%, 11/15/2023 (1)(5)	65,000	65,536
3.95%, 11/15/2024 (1)(5)	50,000	50,825
5.00%, 12/01/2025 (1)	1,000,000	1,127,740
4.13%, 05/01/2026 (1)	800,000	784,488
6.25%, 08/01/2027 (1)	1,000,000	1,065,480
5.00%, 05/15/2028 (1)(5)	200,000	220,152
4.00%, 08/01/2035	2,750,000	2,686,640
5.25%, 05/15/2037 (1)	500,000	547,650
5.20%, 06/01/2037	500,000	495,815
5.00%, 06/15/2037 (1)	1,130,000	1,136,904
5.00%, 07/01/2037	825,000	859,254
5.00%, 01/01/2042	600,000	628,158

5.25%, 05/15/2042 (1)(5)	60,000	65,490
5.25%, 05/15/2047 (1)(5)	60,000	65,300
5.30%, 06/01/2047	500,000	494,865
5.25%, 05/15/2052 (1)(5)	115,000	124,797
Public Finance Authority Wisconsin Retirement Facility
5.00%, 10/01/2043 (5)	170,000	181,327
5.00%, 10/01/2048	705,000	748,964
5.00%, 10/01/2053	875,000	924,359
State of Wisconsin
5.00%, 05/01/2020	1,600,000	1,696,384
5.00%, 11/01/2020	2,005,000	2,155,816
5.00%, 11/01/2021	600,000	660,912
5.00%, 11/01/2022	2,545,000	2,867,833
5.00%, 05/01/2023	2,000,000	2,272,780
4.00%, 05/01/2032	2,000,000	2,086,480
5.00%, 05/01/2034	2,000,000	2,304,260
Village of Mukwonago WI Waterworks System & Sewer System Revenue
3.38%, 06/01/2021	3,190,000	3,264,550
Wisconsin Health & Educational Facilities Authority
5.00%, 05/01/2022	550,000	596,106
5.00%, 12/01/2022	560,000	626,562
4.00%, 02/15/2025	270,000	295,588
4.00%, 02/15/2026	510,000	559,929
5.00%, 02/15/2027	300,000	348,822
4.00%, 02/15/2031	460,000	505,034
4.00%, 02/15/2033	550,000	603,845
1.55%, 08/15/2034 (2)	9,000,000	9,000,000
5.00%, 09/01/2036	335,000	365,026
5.00%, 09/15/2037	650,000	679,211
4.00%, 11/15/2043 (2)	7,275,000	7,415,844
5.00%, 09/15/2050	645,000	674,360

		57,758,922

Total Municipal Bonds (Cost $3,394,332,677)		$3,393,567,480

	Shares	Value
SHORT-TERM INVESTMENTS - 1.35%
Money Market Funds - 1.35%
Fidelity Institutional Money Market Government Fund - Class I, 1.77% (4)	23,519,319	$23,519,319
Goldman Sachs Financial Square Government Fund - Class I, 1.81% (4)	23,519,319	23,519,319

Total Short-Term Investments (Cost $47,038,638)		$47,038,638

TOTAL INVESTMENTS IN SECURITIES - 99.03% (Cost $3,441,371,315)		$3,440,606,118
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.97%		33,710,271

TOTAL NET ASSETS - 100.00%		$3,474,316,389

Percentages are stated as a percent of net assets.

(1)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities total $65,358,221, which represents 1.88% of total net assets.

(2)	Adjustable rate security. The rate reported is the rate in effect as of June 30, 2018. The rate is determined by the Remarketing Agent.
(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2018.
(4)	Represents annualized seven-day yield as of the close of the reporting period.
(5)	Security is categorized as Level 3 per the Trust’s fair value hierarchy. These securities represent $14,237,694 or 0.41% of the Fund’s net assets.

Bridge Builder Large Cap Growth Fund

Schedule of Investments

June 30, 2018

	Shares	Value
COMMON STOCKS - 96.19%
Consumer Discretionary - 19.51%
Advance Auto Parts, Inc.	1,057	$143,435
Amazon.com, Inc. (1)	107,688	183,048,062
AMC Networks, Inc. (1)	2,077	129,189
Aptiv Plc	11,010	1,008,846
AutoZone, Inc. (1)	1,131	758,822
Best Buy, Inc.	2,893	215,760
Booking Holdings, Inc. (1)	40,657	82,415,398
Bright Horizons Family Solutions, Inc. (1)	2,279	233,643
Brunswick Corp.	405	26,114
Burlington Stores, Inc. (1)	3,129	471,008
Cable One, Inc.	198	145,191
CarMax, Inc. (1)	5,056	368,431
Carter’s, Inc.	2,240	242,794
CBS Corp.	15,480	870,286
Charter Communications, Inc. (1)	52,996	15,538,957
Chipotle Mexican Grill, Inc. (1)	1,189	512,899
Choice Hotels International, Inc.	1,628	123,077
Columbia Sportswear Co.	200	18,294
D. R. Horton, Inc.	9,405	385,605
Darden Restaurants, Inc.	2,939	314,649
Dollar General Corp.	12,841	1,266,123
Dollar Tree, Inc. (1)	290,253	24,671,505
Domino’s Pizza, Inc.	2,001	564,622
Dunkin’ Brands Group, Inc.	4,091	282,565
Expedia Group, Inc.	5,834	701,188
Extended Stay America, Inc.	5,966	128,925
Floor & Decor Holdings, Inc. (1)	1,776	87,610
Gap, Inc.	888	28,762
Gentex Corp.	9,019	207,617
Grand Canyon Education, Inc. (1)	2,206	246,212
H&R Block, Inc.	1,669	38,020
Hanesbrands, Inc.	17,414	383,456
Hasbro, Inc.	4,209	388,533
Hilton Grand Vacations, Inc. (1)	4,532	157,260
Hilton Worldwide Holdings, Inc.	13,366	1,058,053
Home Depot, Inc.	184,338	35,964,344
Interpublic Group of Companies, Inc.	1,838	43,083
Kering SA	42,804	24,111,517

L Brands, Inc.	1,986	73,244
Las Vegas Sands Corp.	10,327	788,570
Lear Corp.	323	60,017
Lennar Corp. - Class A	7,478	392,595
Lennar Corp. - Class B	440	18,784
Lions Gate Entertainment Corp. - Class A	135	3,363
Lions Gate Entertainment Corp. - Class B	376	8,809
Live Nation Entertainment, Inc. (1)	6,524	316,871
LKQ Corp. (1)	2,508	80,005
Lowes Companies, Inc.	1,330,266	127,133,522
Lululemon Athletica, Inc. (1)	4,777	596,408
Marriott International, Inc.	215,560	27,289,896
Mattel, Inc.	3,570	58,619
McDonald’s Corp.	452,296	70,870,260
MGM Resorts International	2,196	63,750
Michael Kors Holdings Ltd. (1)	3,617	240,892
Morningstar, Inc.	851	109,141
Netflix, Inc. (1)	174,959	68,484,201
Nike, Inc.	1,069,410	85,210,589
Nordstrom, Inc.	5,656	292,868
NVR, Inc. (1)	151	448,523
Omnicom Group, Inc.	7,266	554,178
O’Reilly Automotive, Inc. (1)	3,850	1,053,244
Polaris Industries, Inc.	2,808	343,081
Pool Corp.	1,894	286,941
Pulte Group, Inc.	3,774	108,502
Ross Stores, Inc.	17,409	1,475,413
Service Corp. International	3,942	141,084
ServiceMaster Global Holdings, Inc. (1)	6,719	399,579
Sirius XM Holdings, Inc.	61,583	416,917
Six Flags Entertainment Corp.	3,350	234,667
Skechers USA, Inc. (1)	2,954	88,650
Starbucks Corp.	1,942,960	94,913,596
Tapestry, Inc.	2,668	124,622
Tempur Sealy International, Inc. (1)	2,174	104,461
Tesla, Inc. (1)	90,258	30,953,981
The Madison Square Garden Co. (1)	111	34,431
The Michaels Companies, Inc. (1)	810	15,528
Thor Industries, Inc.	1,909	185,918
Tiffany & Co.	1,013	133,311

TJX Companies, Inc.	776,482	73,905,557
Toll Brothers, Inc.	3,465	128,170
Tractor Supply Co.	5,626	430,333
TripAdvisor, Inc. (1)	4,894	272,645
Ulta Beauty, Inc. (1)	242,111	56,523,234
Under Armour, Inc. - Class A (1)	6,906	155,247
Under Armour, Inc. - Class C (1)	6,479	136,577
Urban Outfitters, Inc. (1)	3,448	153,608
Vail Resorts, Inc.	1,884	516,574
VF Corp.	11,966	975,468
Visteon Corp. (1)	869	112,310
Walt Disney Co.	776,626	81,398,171
Wayfair, Inc. (1)	2,635	312,933
Wendy’s Co.	8,860	152,215
Whirlpool Corp.	71,740	10,490,540
Williams-Sonoma, Inc.	898	55,119
Wyndham Destinations, Inc.	4,732	209,486
Wyndham Hotels & Resorts, Inc.	4,636	272,736
Wynn Resorts Ltd.	4,843	810,428
Yum China Holdings, Inc.	1,469	56,498
Yum! Brands, Inc.	1,003,480	78,492,206

		1,196,968,941

Consumer Staples - 5.06%
Altria Group, Inc.	89,998	5,110,986
Brown Forman Corp. - Class A	2,454	119,902
Brown Forman Corp. - Class B	13,257	649,726
Campbell Soup Co.	5,789	234,686
Church & Dwight Co., Inc.	9,759	518,788
Clorox Co.	5,466	739,276
Coca Cola Co.	1,604,441	70,370,782
Colgate Palmolive Co.	7,449	482,770
Constellation Brands, Inc.	7,388	1,617,012
Costco Wholesale Corp.	175,062	36,584,457
Dr Pepper Snapple Group, Inc.	8,432	1,028,704
Energizer Holdings, Inc.	1,600	100,736
General Mills, Inc.	1,451	64,221
Herbalife Ltd. (1)	978	52,538
Kellogg Co.	5,855	409,089
Kimberly-Clark Corp.	14,465	1,523,743
Lauder Estee Companies, Inc.	459,558	65,574,331

McCormick & Co., Inc.	349	40,515
Molson Coors Brewing Co.	203,565	13,850,563
Mondelez International, Inc.	1,586,959	65,065,319
Monster Beverage Corp. (1)	19,133	1,096,321
Nu Skin Enterprises, Inc.	786	61,457
PepsiCo, Inc.	59,811	6,511,624
Post Holdings, Inc. (1)	1,775	152,686
Procter & Gamble Co.	462,636	36,113,366
Sprouts Farmers Market, Inc. (1)	6,459	142,550
Sysco Corp.	22,393	1,529,218
The Hershey Co.	6,227	579,485
U.S. Foods Holding Corp. (1)	552	20,877

		310,345,728

Energy - 5.07%
Anadarko Petroleum Corp.	8,402	615,447
Antero Resources Corp. (1)	6,293	134,356
Apache Corp.	1,127	52,687
Cabot Oil & Gas Corp.	15,389	366,258
Cheniere Energy, Inc. (1)	6,843	446,095
Chevron Corp.	248,595	31,429,866
Cimarex Energy Co.	551	56,059
ConocoPhillips	604,420	42,079,720
Continental Resources, Inc. (1)	2,075	134,377
Diamondback Energy, Inc.	1,205	158,542
EOG Resources, Inc.	347,873	43,285,837
Exxon Mobil Corp.	386,565	31,980,523
Halliburton Co.	390,066	17,576,374
Kosmos Energy Ltd. (1)	2,287	18,914
Newfield Exploration Co. (1)	3,423	103,546
ONEOK, Inc.	8,018	559,897
Parsley Energy, Inc. (1)	8,426	255,139
Pioneer Natural Resources Co.	110,651	20,939,595
RPC, Inc.	646	9,412
RSP Permian, Inc. (1)	3,722	163,842
Schlumberger Ltd.	1,798,809	120,574,167

		310,940,653

Financials - 6.72%
Alleghany Corp.	77	44,273
American Express Co.	22,972	2,251,256
American International Group, Inc.	6,087	322,733

Ameriprise Financial, Inc.	1,110	155,267
Aon Plc	218,547	29,978,092
Arch Capital Group Ltd. (1)	2,962	78,375
Axis Capital Holdings Ltd.	404	22,470
Bank of America Corp.	1,413,705	39,852,344
Berkshire Hathaway, Inc. (1)	11,505	2,147,408
Brown & Brown, Inc.	660	18,302
Capital One Financial Corp.	1,766	162,295
CBOE Holdings, Inc.	5,037	524,201
Charles Schwab Corp.	56,984	2,911,882
Citizens Financial Group, Inc.	1,110,715	43,206,813
CME Group, Inc.	1,433	234,897
Comerica, Inc.	287,758	26,162,957
Commerce Bancshares, Inc.	452,681	29,292,988
Credit Acceptance Corp. (1)	505	178,467
Discover Financial Services	7,501	528,145
E*TRADE Financial Corp. (1)	2,798	171,126
East West Bancorp, Inc.	585	38,142
Eaton Vance Corp.	5,414	282,557
Erie Indemnity Co.	914	107,176
Evercore Partners, Inc.	1,883	198,562
Everest Re Group Ltd.	748	172,399
Interactive Brokers Group, Inc.	3,005	193,552
Intercontinental Exchange, Inc.	794,995	58,471,882
JPMorgan Chase & Co.	146,939	15,311,044
Lazard Ltd.	4,985	243,816
LPL Financial Holdings, Inc.	4,284	280,773
Markel Corp. (1)	55	59,639
MarketAxess Holdings, Inc.	1,733	342,891
Marsh & McLennan Companies, Inc.	11,199	917,982
Moody’s Corp.	7,968	1,359,022
Morgan Stanley	387,001	18,343,847
MSCI, Inc.	4,260	704,732
Northern Trust Corp.	2,731	280,993
Pinnacle Financial Partners, Inc.	1,525	93,559
Raymond James Financial, Inc.	1,819	162,528
RenaissanceRe Holdings Ltd.	112	13,476
S&P Global, Inc.	11,928	2,432,000
Santander Consumer USA Holdings, Inc.	974	18,594
SEI Investments Co.	6,282	392,751

Signature Bank (1)	1,596	204,096
State Street Corp.	1,073	99,886
Sterling Bancorp	907,475	21,325,662
SunTrust Banks, Inc.	851,025	56,184,671
SVB Financial Group (1)	1,913	552,398
Synchrony Financial	12,381	413,278
Synovus Financial Corp.	362	19,124
T. Rowe Price Group, Inc.	10,323	1,198,397
TD Ameritrade Holding Corp.	13,255	725,976
Texas Capital Bancshares, Inc. (1)	1,477	135,146
The Goldman Sachs Group, Inc.	72,035	15,888,760
The Progressive Corp.	27,631	1,634,374
Travelers Companies, Inc.	2,636	322,488
Validus Holdings Ltd.	507	34,273
Virtu Financial, Inc.	1,835	48,719
Voya Financial, Inc.	752	35,344
Wells Fargo & Co.	625,655	34,686,313
Western Alliance Bancorp (1)	2,755	155,961
XL Group Ltd.	4,241	237,284

		412,568,358

Healthcare - 12.78%
AbbVie, Inc.	75,465	6,991,832
ABIOMED, Inc. (1)	1,985	811,964
Aetna, Inc.	5,475	1,004,663
Agios Pharmaceuticals, Inc. (1)	2,318	195,245
Alexion Pharmaceuticals, Inc. (1)	128,491	15,952,158
Align Technology, Inc. (1)	3,788	1,296,026
Alkermes Plc (1)	7,219	297,134
Alnylam Pharmaceuticals, Inc. (1)	3,715	365,890
AmerisourceBergen Corp.	7,527	641,827
Amgen, Inc.	29,597	5,463,310
Athenahealth, Inc. (1)	1,888	300,456
Baxter International, Inc.	2,677	197,670
Becton Dickinson and Co.	283,312	67,870,223
Biogen, Inc. (1)	76,436	22,184,785
BioMarin Pharmaceutical, Inc. (1)	261,935	24,674,277
Bio-Techne Corp.	1,773	262,315
Bluebird Bio, Inc. (1)	1,619	254,102
Boston Scientific Corp. (1)	50,528	1,652,266
Bristol Myers Squibb Co.	295,163	16,334,320

Bruker Corp.	2,015	58,516
Cantel Medical Corp.	1,727	169,868
Catalent, Inc. (1)	1,447	60,615
Celgene Corp. (1)	113,294	8,997,809
Centene Corp. (1)	96,259	11,860,071
Cerner Corp. (1)	6,674	399,038
Charles River Laboratories International, Inc. (1)	1,579	177,259
Chemed Corp.	729	234,600
Cigna Corp.	4,443	755,088
Danaher Corp.	276,131	27,248,607
DaVita, Inc. (1)	3,321	230,610
DexCom, Inc. (1)	4,107	390,083
Edwards Lifesciences Corp. (1)	10,013	1,457,592
Eli Lilly & Co.	28,209	2,407,074
Encompass Health Corp.	4,608	312,054
Envision Healthcare Corp. (1)	1,114	49,027
Exact Sciences Corp. (1)	5,624	336,259
Exelixis, Inc. (1)	13,984	300,936
Express Scripts Holding Co. (1)	2,181	168,395
Gilead Sciences, Inc.	45,794	3,244,047
HCA Healthcare, Inc.	9,520	976,752
Henry Schein, Inc. (1)	1,066	77,434
Hill-Rom Holdings, Inc.	2,024	176,776
Humana, Inc.	98,427	29,294,828
ICU Medical, Inc. (1)	726	213,190
IDEXX Laboratories, Inc. (1)	4,127	899,438
Illumina, Inc. (1)	82,324	22,992,270
Incyte Corp. (1)	8,249	552,683
Insulet Corp. (1)	2,743	235,075
Integra LifeSciences Holdings Corp. (1)	2,623	168,947
Intuitive Surgical, Inc. (1)	5,332	2,551,255
Ionis Pharmaceuticals, Inc. (1)	5,859	244,145
Jazz Pharmaceuticals Plc (1)	2,649	456,423
Johnson & Johnson	603,150	73,186,221
Laboratory Corp. of America Holdings (1)	296	53,141
Masimo Corp. (1)	2,107	205,749
McKesson Corp.	1,198	159,813
Medtronic Plc	777,925	66,598,159
Merck & Co., Inc.	8,481	514,797
Mettler-Toledo International, Inc. (1)	1,202	695,513

Molina Healthcare, Inc. (1)	2,443	239,267
Nektar Therapeutics (1)	7,729	377,407
Neurocrine Biosciences, Inc. (1)	4,185	411,134
Novo Nordisk A/S - ADR	1,401,552	64,639,578
Penumbra, Inc. (1)	1,438	198,660
Pfizer, Inc.	1,565,150	56,783,642
PRA Health Sciences, Inc. (1)	2,353	219,676
Premier, Inc. (1)	553	20,118
Regeneron Pharmaceuticals, Inc. (1)	211,917	73,109,246
ResMed, Inc.	6,794	703,723
SAGE Therapeutics, Inc. (1)	2,135	334,192
Sarepta Therapeutics, Inc. (1)	2,909	384,512
Seattle Genetics, Inc. (1)	5,029	333,875
Stryker Corp.	16,204	2,736,207
Teleflex, Inc.	406	108,893
TESARO, Inc. (1)	1,931	85,872
The Cooper Companies, Inc.	364	85,704
Thermo Fisher Scientific, Inc.	54,252	11,237,759
UnitedHealth Group, Inc.	393,034	96,426,962
Varian Medical Systems, Inc. (1)	4,467	507,987
Veeva Systems, Inc. (1)	5,645	433,875
Vertex Pharmaceuticals, Inc. (1)	119,913	20,380,413
Waters Corp. (1)	3,442	666,337
WellCare Health Plans, Inc. (1)	1,819	447,911
West Pharmaceutical Services, Inc.	795	78,936
Zoetis, Inc.	319,485	27,216,927

		784,029,433

Industrials - 7.05%
3M Co.	22,856	4,496,232
A.O. Smith Corp.	6,595	390,094
Air Lease Corp.	401	16,830
Allegion Plc	3,699	286,155
Allison Transmission Holdings, Inc.	5,602	226,825
AMETEK, Inc.	1,965	141,794
Armstrong World Industries, Inc. (1)	2,099	132,657
Boeing Co.	137,887	46,262,467
BWX Technologies, Inc.	4,750	296,020
C.H. Robinson Worldwide, Inc.	6,498	543,623
Caterpillar, Inc.	120,188	16,305,906
Cintas Corp.	4,205	778,219

Copart, Inc. (1)	9,854	557,342
CoStar Group, Inc. (1)	1,731	714,263
CSX Corp.	18,719	1,193,898
Cummins, Inc.	2,591	344,603
Curtiss-Wright Corp.	154	18,329
Deere & Co.	100,258	14,016,068
Delta Air Lines, Inc.	7,602	376,603
Donaldson Co., Inc.	5,876	265,125
Dun & Bradstreet Corp.	792	97,139
Eaton Corp. Plc	537,355	40,161,913
Emerson Electric Co.	21,265	1,470,262
Equifax, Inc.	1,527	191,043
Expeditors International of Washington, Inc.	8,171	597,300
Fastenal Co.	13,927	670,306
FedEx Corp.	11,738	2,665,230
Fortive Corp.	13,279	1,023,944
Fortune Brands Home & Security, Inc.	2,863	153,714
Gardner Denver Holdings, Inc. (1)	1,658	48,729
Gates Industrial Corp. Plc (1)	599,595	9,755,411
General Dynamics Corp.	5,594	1,042,778
Genesee & Wyoming, Inc. (1)	572	46,515
Graco, Inc.	7,926	358,414
Harris Corp.	5,577	806,100
HD Supply Holdings, Inc. (1)	2,627	112,672
Heico Corp.	1,869	136,288
Heico Corp. - Class A	3,494	212,944
Hexcel Corp.	896	59,476
Honeywell International, Inc.	299,664	43,166,599
Hubbell, Inc.	1,745	184,516
Huntington Ingalls Industries, Inc.	1,851	401,278
IDEX Corp.	3,361	458,709
Illinois Tool Works, Inc.	16,024	2,219,965
Ingersoll-Rand Plc	6,289	564,312
J.B. Hunt Transportation Services, Inc.	346,152	42,074,776
KAR Auction Services, Inc.	6,060	332,088
Landstar System, Inc.	1,951	213,049
Lennox International, Inc.	1,620	324,243
Lincoln Electric Holdings, Inc.	2,966	260,296
Lockheed Martin Corp.	10,753	3,176,759
Masco Corp.	9,904	370,608

MSC Industrial Direct Co., Inc.	1,008	85,529
Nordson Corp.	2,572	330,271
Norfolk Southern Corp.	144,525	21,804,487
Northrop Grumman Corp.	7,683	2,364,059
Old Dominion Freight Line, Inc.	3,219	479,502
Parker-Hannifin Corp.	180,834	28,182,979
Quanta Services, Inc. (1)	2,112	70,541
Raytheon Co.	181,520	35,066,034
Republic Services, Inc.	617	42,178
Robert Half International, Inc.	5,639	367,099
Rockwell Automation, Inc.	126,607	21,045,882
Rockwell Collins, Inc.	1,047	141,010
Rollins, Inc.	4,692	246,705
Roper Technologies, Inc.	889	245,284
Schneider National, Inc.	637	17,524
Sensata Technologies Holding Plc (1)	4,308	204,975
Southwest Airlines Co.	18,232	927,644
Spirit AeroSystems Holdings, Inc.	5,314	456,526
Textron, Inc.	1,996	131,556
The Middleby Corp. (1)	1,516	158,301
The Toro Co.	4,904	295,466
TransDigm Group, Inc.	2,280	786,919
TransUnion	8,642	619,113
Union Pacific Corp.	33,588	4,758,748
United Parcel Service, Inc.	32,771	3,481,263
United Rentals, Inc. (1)	3,929	579,999
United Technologies Corp.	412,465	51,570,499
Univar, Inc. (1)	886	23,249
Verisk Analytics, Inc. (1)	7,722	831,196
W.W. Grainger, Inc.	2,185	673,854
WABCO Holdings, Inc. (1)	2,507	293,369
Wabtec Corp.	132,976	13,108,774
Waste Management, Inc.	17,425	1,417,349
Watsco, Inc.	1,274	227,129
Welbilt, Inc. (1)	6,353	141,735
XPO Logistics, Inc. (1)	5,603	561,309
Xylem, Inc.	4,693	316,214

		432,774,700

Information Technology - 35.63%
2U, Inc. (1)	2,533	211,657
Accenture Plc	30,550	4,997,675
Activision Blizzard, Inc.	329,254	25,128,665
Adobe Systems, Inc. (1)	193,861	47,265,250
Advanced Micro Devices, Inc. (1)	44,036	660,100
Akamai Technologies, Inc. (1)	7,558	553,472
Alibaba Group Holding Ltd. - ADR (1)	290,384	53,874,944
Alliance Data Systems Corp.	277,533	64,720,696
Alphabet, Inc. - Class A (1)	141,210	159,452,920
Alphabet, Inc. - Class C (1)	116,658	130,149,498
Amphenol Corp.	14,075	1,226,636
Analog Devices, Inc.	385,915	37,016,967
ANSYS, Inc. (1)	3,940	686,269
Apple, Inc.	1,048,067	194,007,682
Applied Materials, Inc.	49,880	2,303,957
Arista Networks, Inc. (1)	2,752	708,613
Aspen Technology, Inc. (1)	3,153	292,409
Atlassian Corp. Plc (1)	4,500	281,340
Autodesk, Inc. (1)	646,891	84,800,941
Automatic Data Processing, Inc.	522,514	70,090,028
Black Knight, Inc. (1)	6,718	359,749
Booz Allen Hamilton Holding Corp.	6,451	282,102
Broadcom, Inc.	97,895	23,753,243
Broadridge Financial Solutions, Inc.	5,515	634,777
Cadence Design Systems, Inc. (1)	13,128	568,574
Cavium, Inc. (1)	3,266	282,509
CDK Global, Inc.	6,184	402,269
CDW Corp.	6,965	562,702
Ceridian HCM Holding, Inc. (1)	1,103	36,609
Cisco Systems, Inc.	1,278,068	54,995,266
Citrix Systems, Inc. (1)	6,370	667,831
Cognex Corp.	7,950	354,650
Cognizant Technology Solutions - Class A	25,052	1,978,857
Coherent, Inc. (1)	837	130,924
CoreLogic, Inc. (1)	2,418	125,494
Cypress Semiconductor Corp.	11,574	180,323
Dell Technologies, Inc. - VMware, Inc. (1)	690	58,360
DocuSign, Inc. (1)	1,173	62,110
DXC Technology Co.	545,435	43,967,515
eBay, Inc. (1)	990,462	35,914,152
Electronic Arts, Inc. (1)	71,673	10,107,326

EPAM Systems, Inc. (1)	2,377	295,532
Euronet Worldwide, Inc. (1)	1,170	98,011
F5 Networks, Inc. (1)	2,873	495,449
Facebook, Inc. (1)	347,034	67,435,647
FactSet Research Systems, Inc.	1,840	364,504
Fair Isaac Corp. (1)	1,370	264,848
Fidelity National Information Services, Inc.	1,324	140,384
FireEye, Inc. (1)	5,870	90,339
First Data Corp. (1)	22,565	472,285
Fiserv, Inc. (1)	19,482	1,443,421
FleetCor Technologies, Inc. (1)	431,843	90,967,728
FLIR Systems, Inc.	566	29,415
Fortinet, Inc. (1)	6,542	408,417
Gartner, Inc. (1)	4,167	553,794
Genpact Ltd.	2,453	70,965
Global Payments, Inc.	7,651	853,010
GoDaddy, Inc. (1)	7,041	497,095
GrubHub, Inc. (1)	4,245	445,343
Guidewire Software, Inc. (1)	3,756	333,458
InterActiveCorp (1)	3,632	553,844
International Business Machines Corp.	31,373	4,382,808
Intuit, Inc.	11,581	2,366,056
IPG Photonics Corp. (1)	1,696	374,188
Jack Henry & Associates, Inc.	3,648	475,553
KLA-Tencor Corp.	7,337	752,263
Lam Research Corp.	7,719	1,334,229
Littelfuse, Inc.	941	214,717
LogMeIn, Inc.	1,595	164,684
Manhattan Associates, Inc. (1)	3,239	152,265
Mastercard, Inc.	203,948	40,079,861
Match Group, Inc. (1)	2,427	94,022
Maxim Integrated Products, Inc.	13,418	787,100
Microchip Technology, Inc.	11,034	1,003,542
Micron Technology, Inc. (1)	43,042	2,257,122
Microsoft Corp.	2,509,287	247,440,791
MKS Instruments, Inc.	2,538	242,887
Monolithic Power Systems, Inc.	1,894	253,171
Motorola Solutions, Inc.	207,502	24,147,008
National Instruments Corp.	4,277	179,548
NCR Corp. (1)	4,995	149,750

NetApp, Inc.	12,639	992,541
Nutanix, Inc. (1)	5,007	258,211
NVIDIA Corp.	142,698	33,805,156
NXP Semiconductors NV (1)	862	94,191
Okta, Inc. (1)	4,029	202,941
ON Semiconductor Corp. (1)	19,918	442,877
Oracle Corp.	13,136	578,772
Palo Alto Networks, Inc. (1)	69,562	14,292,904
Paychex, Inc.	15,067	1,029,829
Paycom Software, Inc. (1)	2,334	230,669
PayPal Holdings, Inc. (1)	339,513	28,271,248
Pegasystems, Inc.	1,765	96,722
Proofpoint, Inc. (1)	2,358	271,901
PTC, Inc. (1)	5,372	503,947
Pure Storage, Inc. (1)	7,746	184,974
RealPage, Inc. (1)	3,296	181,610
Red Hat, Inc. (1)	685,494	92,109,829
Sabre Corp.	9,069	223,460
Salesforce.com, Inc. (1)	815,133	111,184,141
SAP SE - ADR	555,889	64,294,122
ServiceNow, Inc. (1)	8,368	1,443,229
Skyworks Solutions, Inc.	6,266	605,609
Splunk, Inc. (1)	121,108	12,003,014
Square, Inc. (1)	13,776	849,153
SS&C Technologies Holdings, Inc.	9,030	468,657
Switch, Inc.	2,683	32,652
Synopsys, Inc. (1)	666	56,990
Tableau Software, Inc. (1)	3,185	311,334
Take-Two Interactive Software, Inc. (1)	3,154	373,307
Tencent Holdings Ltd. - ADR	944,126	47,442,332
Teradata Corp. (1)	4,006	160,841
Teradyne, Inc.	1,452	55,278
Texas Instruments, Inc.	46,510	5,127,728
The Western Union Co.	6,036	122,712
Total System Services, Inc.	8,463	715,293
Twilio, Inc. (1)	3,367	188,619
Twitter, Inc. (1)	33,303	1,454,342
Tyler Technologies, Inc. (1)	1,768	392,673
Ubiquiti Networks, Inc. (1)	904	76,587
Ultimate Software Group, Inc. (1)	1,401	360,491

Universal Display Corp.	2,000	172,000
VeriSign, Inc. (1)	5,090	699,468
Versum Materials, Inc.	5,077	188,611
Visa, Inc.	1,294,730	171,486,989
VMware, Inc. (1)	3,234	475,301
WEX, Inc. (1)	1,936	368,769
Workday, Inc. (1)	223,476	27,067,413
Worldpay, Inc. (1)	199,572	16,320,998
Xilinx, Inc.	11,973	781,358
Zebra Technologies Corp. (1)	2,480	355,260
Zendesk, Inc. (1)	4,828	263,078
Zillow Group, Inc. - Class A (1)	1,887	112,748
Zillow Group, Inc. - Class C (1)	3,887	229,566

		2,186,532,560

Materials - 2.20%
Avery Dennison Corp.	4,314	440,459
Axalta Coating Systems Ltd. (1)	4,073	123,453
Berry Global Group, Inc. (1)	3,118	143,241
Celanese Corp.	4,043	449,016
Chemours Co.	8,623	382,516
Crown Holdings, Inc. (1)	6,060	271,246
Eagle Materials, Inc.	1,934	203,012
Ecolab, Inc.	585,137	82,112,275
FMC Corp.	2,577	229,894
Graphic Packaging Holding Co.	2,552	37,029
International Flavors & Fragrances, Inc.	1,575	195,237
International Paper Co.	2,222	115,722
Lyondellbasell Industries NV	7,229	794,106
Martin Marietta Materials, Inc.	2,708	604,778
NewMarket Corp.	350	141,575
Packaging Corp. of America	4,382	489,864
Platform Specialty Products Corp. (1)	5,220	60,552
PPG Industries, Inc.	776	80,494
Praxair, Inc.	282,781	44,721,815
Royal Gold, Inc.	1,263	117,257
RPM International, Inc.	1,304	76,049
Scotts Miracle-Gro Co.	935	77,755
Sealed Air Corp.	4,295	182,323
Silgan Holdings, Inc.	1,258	33,752
Southern Copper Corp.	3,880	181,856
Steel Dynamics, Inc.	1,637	75,220
The Sherwin-Williams Co.	3,978	1,621,313
Vulcan Materials Co.	5,964	769,714
W.R. Grace & Co.	2,326	170,519
Westlake Chemical Corp.	1,583	170,378

		135,072,420

Real Estate - 2.15%
Alexandria Real Estate Equities, Inc.	352	44,412
American Tower Corp.	20,790	2,997,294
CBRE Group, Inc. (1)	7,178	342,678
CoreSite Realty Corp.	1,593	176,536
Crown Castle International Corp.	14,903	1,606,841
Equinix, Inc.	210,301	90,406,297
Equity Lifestyle Properties, Inc.	4,057	372,838
Extra Space Storage, Inc.	5,159	514,920
Gaming and Leisure Properties, Inc.	3,354	120,073
Hudson Pacific Properties, Inc.	1,076	38,123
Lamar Advertising Co.	3,634	248,239
Life Storage, Inc.	196	19,073
Omega Healthcare Investors, Inc.	738	22,878
Prologis, Inc.	459,170	30,162,877
Public Storage	7,064	1,602,539
SBA Communications Corp. (1)	5,486	905,848
Simon Property Group, Inc.	13,426	2,284,971
Taubman Centers, Inc.	2,772	162,883
The Howard Hughes Corp. (1)	728	96,460

		132,125,780

Telecommunication Services - 0.02%
RingCentral, Inc. (1)	3,125	219,844
T-Mobile US, Inc. (1)	9,769	583,698
Zayo Group Holdings, Inc. (1)	9,326	340,212

		1,143,754

Total Common Stocks (Cost $4,823,228,454)		$5,902,502,327

RIGHTS - 0.00% (2)
Consumer Staples - 0.00% (2)
Herbalife Ltd., expires 8/21/2019 - CVR (1)(4)	93,853	$—

Total Rights (Cost $0)		$—

SHORT-TERM INVESTMENTS - 3.09%
Money Market Funds - 3.09%
Goldman Sachs Financial Square Government Fund - Class I, 1.81% (3)	94,819,233	$94,819,233
JPMorgan U.S. Government Money Market Fund - Class I, 1.79% (3)	94,819,234	94,819,234

Total Short-Term Investments (Cost $189,638,467)		$189,638,467

TOTAL INVESTMENTS IN SECURITIES - 99.28% (Cost $5,012,866,921)		$6,092,140,794
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.72%		43,945,750

TOTAL NET ASSETS - 100.00%		$6,136,086,544

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

CVR Contingent Value Right

(1)	Non-income producing security.
(2)	Amount calculated is less than 0.005%.
(3)	Represents annualized seven-day yield as of the close of the reporting period.
(4)	Security is categorized as Level 3 per the Trust’s fair value hierarchy. This security represents $0 or 0.00% of the Fund’s net assets.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).

Bridge Builder Large Cap Value Fund

Schedule of Investments

June 30, 2018

	Shares	Value
COMMON STOCKS - 95.50%
Consumer Discretionary - 13.60%
Adient Plc	5,019	$246,885
Advance Auto Parts, Inc.	227,087	30,815,706
Aptiv Plc	1,875	171,806
Aramark	13,111	486,418
AutoNation, Inc. (1)	867,422	42,139,361
AutoZone, Inc. (1)	181	121,438
Best Buy, Inc.	9,671	721,263
Borgwarner, Inc.	11,222	484,342
Bright Horizons Family Solutions, Inc. (1)	475	48,697
Brunswick Corp.	4,200	270,816
Caesars Entertainment Corp. (1)	31,864	340,945
CarMax, Inc. (1)	3,764	274,283
Carnival Corp.	397,214	22,764,334
CBS Corp.	889,553	50,010,670
Charter Communications, Inc. (1)	2,822	827,439
Cinemark Holdings, Inc.	5,868	205,849
Columbia Sportswear Co.	1,438	131,534
Comcast Corp. - Class A	2,583,992	84,780,778
D. R. Horton, Inc.	7,640	313,240
Darden Restaurants, Inc.	3,299	353,191
Dick’s Sporting Goods, Inc.	4,153	146,393
Discovery Communications, Inc. - Class A (1)	8,253	226,957
Discovery Communications, Inc. - Class C (1)	18,518	472,209
DISH Network Corp. (1)	11,913	400,396
Dollar General Corp.	442,308	43,611,569
Dollar Tree, Inc. (1)	10,457	888,845
Expedia Group, Inc.	238,318	28,643,440
Extended Stay America, Inc.	4,059	87,715
Foot Locker, Inc.	6,301	331,748
Ford Motor Co.	209,623	2,320,527
Gap, Inc.	11,002	356,355
Garmin Ltd.	6,110	372,710
GCI Liberty, Inc. (1)	314,255	14,166,615
General Motors Co.	70,353	2,771,908
Gentex Corp.	4,723	108,723
Genuine Parts Co.	7,954	730,098
Goodyear Tire & Rubber Co.	12,896	300,348

Graham Holdings Co.	221	129,528
H&R Block, Inc.	9,197	209,508
Hanesbrands, Inc.	853,611	18,796,514
Harley-Davidson, Inc.	8,937	376,069
Hasbro, Inc.	1,324	122,218
Hyatt Hotels Corp.	2,437	188,015
International Game Technology Plc	4,990	115,968
Interpublic Group of Companies, Inc.	18,508	433,828
John Wiley & Sons, Inc.	2,377	148,325
Kohl’s Corp.	8,969	653,840
L Brands, Inc.	10,110	372,857
Las Vegas Sands Corp.	7,461	569,722
Lear Corp.	3,348	622,092
Leggett & Platt, Inc.	7,028	313,730
Lennar Corp. - Class A	7,050	370,125
Lennar Corp. - Class B	389	16,606
Liberty Broadband Corp. - Class A (1)	1,315	99,467
Liberty Broadband Corp. - Class C (1)	5,861	443,795
Liberty Expedia Holdings, Inc. (1)	456,993	20,080,272
Liberty Media Group LLC - Class A (1)	1,332	47,033
Liberty Media Group LLC - Class C (1)	10,587	393,095
Liberty SiriusXM Group - Class A (1)	4,521	203,671
Liberty SiriusXM Group - Class C (1)	9,126	413,955
Lions Gate Entertainment Corp. - Class A	2,447	60,722
Lions Gate Entertainment Corp. - Class B	4,778	112,080
LKQ Corp. (1)	13,794	440,029
Lowes Companies, Inc.	433,221	41,402,931
Macy’s, Inc.	16,418	614,526
Mattel, Inc.	14,384	236,185
McDonald’s Corp.	325,340	50,977,525
MGM Resorts International	25,395	737,217
Michael Kors Holdings Ltd. (1)	3,544	236,030
Michelin	427,572	51,726,904
Mohawk Industries, Inc. (1)	3,444	737,946
Newell Brands, Inc.	24,212	624,427
News Corp. - Class A	1,674,027	25,947,418
News Corp. - Class B	6,506	103,120
Nike, Inc.	1,181,185	94,116,821

Norwegian Cruise Line Holdings Ltd. (1)	684,573	32,346,074
Omnicom Group, Inc.	4,101	312,783
O’Reilly Automotive, Inc. (1)	110,066	30,110,756
Penske Automotive Group, Inc.	1,901	89,062
Pulte Group, Inc.	9,490	272,837
PVH Corp.	4,109	615,199
Qurate Retail, Inc. (1)	1,932,168	41,000,605
Ralph Lauren Corp.	2,948	370,623
Royal Caribbean Cruises Ltd.	331,226	34,315,014
SeaWorld Entertainment, Inc. (1)	390,988	8,531,358
Service Corp. International	5,027	179,916
Skechers USA, Inc. (1)	3,761	112,868
Starbucks Corp.	636,973	31,116,131
Tapestry, Inc.	12,418	580,045
Target Corp.	29,131	2,217,452
The Madison Square Garden Co. (1)	889	275,759
The Michaels Companies, Inc. (1)	4,919	94,297
Thor Industries, Inc.	468	45,579
Tiffany & Co.	5,477	720,773
TJX Companies, Inc.	875,226	83,304,011
Toll Brothers, Inc.	3,717	137,492
Tribune Media Co.	4,746	181,629
Twenty-First Century Fox, Inc. - Class A	296,593	14,737,706
Twenty-First Century Fox, Inc. - Class B	26,238	1,292,746
Under Armour, Inc. - Class A (1)	2,401	53,974
Under Armour, Inc. - Class C (1)	2,455	51,751
VF Corp.	401,380	32,720,498
Viacom, Inc. - Class A	447	15,846
Viacom, Inc. - Class B	18,958	571,773
Visteon Corp. (1)	583	75,347
Walt Disney Co.	22,981	2,408,639
Whirlpool Corp.	3,719	543,829
Williams-Sonoma, Inc.	3,443	211,331
Yum China Holdings, Inc.	18,199	699,934
Yum! Brands, Inc.	12,299	962,028

		965,915,330

Consumer Staples - 6.97%
Altria Group, Inc.	438,992	24,930,356
Archer-Daniels-Midland Co.	29,982	1,374,075
Bunge Ltd.	7,554	526,589
Campbell Soup Co.	2,948	119,512
Casey’s General Stores, Inc.	1,999	210,055

Church & Dwight Co., Inc.	1,994	106,001
Clorox Co.	906	122,536
Coca Cola Co.	1,312,583	57,569,890
Coca-Cola European Partners Plc	948,507	38,547,324
Colgate Palmolive Co.	800,133	51,856,620
Conagra Brands, Inc.	20,237	723,068
Costco Wholesale Corp.	291,928	61,007,113
Coty, Inc.	24,991	352,373
CVS Health Corp.	586,460	37,738,701
Diageo Plc - ADR	325,001	46,803,394
Energizer Holdings, Inc.	1,344	84,618
Flowers Foods, Inc.	9,618	200,343
General Mills, Inc.	30,210	1,337,095
Herbalife Ltd. (1)	5,050	271,286
Hormel Foods Corp.	14,578	542,447
Ingredion, Inc.	3,860	427,302
Kellogg Co.	6,664	465,614
Kimberly-Clark Corp.	2,432	256,187
Kraft Heinz Co.	32,895	2,066,464
Kroger Co.	45,662	1,299,084
Lamb Weston Holdings, Inc.	7,859	538,420
McCormick & Co., Inc.	6,145	713,373
Molson Coors Brewing Co.	9,313	633,656
Mondelez International, Inc.	78,673	3,225,593
Nu Skin Enterprises, Inc.	2,040	159,508
PepsiCo, Inc.	547,467	59,602,732
Philip Morris International, Inc.	394,530	31,854,352
Pilgrim’s Pride Corp. (1)	2,838	57,129
Pinnacle Foods, Inc.	6,355	413,456
Post Holdings, Inc. (1)	1,482	127,482
Procter & Gamble Co.	422,676	32,994,089
Seaboard Corp.	12	47,553
Spectrum Brands Holdings, Inc.	1,179	96,230
The Hain Celestial Group, Inc. (1)	5,112	152,338
The Hershey Co.	995	92,595
The J. M. Smucker Co.	5,906	634,777
TreeHouse Foods, Inc. (1)	2,921	153,382
Tyson Foods, Inc.	15,611	1,074,817
US Foods Holding Corp. (1)	10,874	411,255
Walgreens Boots Alliance, Inc.	446,462	26,794,417
Walmart, Inc.	77,167	6,609,354

		495,324,555

Energy - 9.66%
Anadarko Petroleum Corp.	18,660	1,366,845
Andeavor	7,562	991,983
Antero Resources Corp. (1)	6,046	129,082
Apache Corp.	791,729	37,013,331
Apergy Corp. (1)	4,163	173,805
Baker Hughes a GE Co.	22,352	738,287
BP Plc - ADR	902,800	41,221,848
Cabot Oil & Gas Corp.	6,315	150,297
Centennial Resource Development, Inc. (1)	9,486	171,317
Cheniere Energy, Inc. (1)	3,422	223,080
Chesapeake Energy Corp. (1)	48,234	252,746
Chevron Corp.	421,898	53,340,564
Cimarex Energy Co.	4,415	449,182
CNX Resources Corp. (1)	11,502	204,506
Concho Resources, Inc. (1)	7,930	1,097,116
ConocoPhillips	687,865	47,889,161
Continental Resources, Inc. (1)	2,429	157,302
Covia Holdings Corp. (1)	397,287	7,373,647
Devon Energy Corp.	1,208,604	53,130,232
Diamondback Energy, Inc.	3,899	512,991
Energen Corp. (1)	4,688	341,380
EOG Resources, Inc.	304,561	37,896,525
EQT Corp.	14,215	784,384
Extraction Oil & Gas, Inc. (1)	5,932	87,141
Exxon Mobil Corp.	614,216	50,814,090
Helmerich & Payne, Inc.	5,694	363,049
Hess Corp.	1,422,569	95,155,640
HollyFrontier Corp.	8,689	594,588
Kinder Morgan, Inc.	103,761	1,833,457
Kosmos Energy Ltd. (1)	3,273,601	27,072,680
Marathon Oil Corp.	45,682	952,927
Marathon Petroleum Corp.	24,581	1,724,603
Murphy Oil Corp.	8,820	297,851
Nabors Industries Ltd.	17,711	113,528
National Oilwell Varco, Inc.	20,505	889,917
Newfield Exploration Co. (1)	6,795	205,549
Noble Energy, Inc.	25,758	908,742

Occidental Petroleum Corp.	1,032,958	86,437,925
ONEOK, Inc.	12,893	900,318
Parsley Energy, Inc. (1)	4,265	129,144
Patterson-UTI Energy, Inc.	11,904	214,272
PBF Energy, Inc.	5,982	250,825
Phillips 66	405,017	45,487,459
Pioneer Natural Resources Co.	4,083	772,667
QEP Resources, Inc. (1)	12,673	155,371
Range Resources Corp.	11,311	189,233
RPC, Inc.	1,929	28,106
RSP Permian, Inc. (1)	3,597	158,340
Schlumberger Ltd.	579,267	38,828,267
SM Energy Co.	6,079	156,170
Targa Resources Corp.	11,603	574,233
The Williams Companies, Inc.	45,450	1,232,150
Transocean Ltd. (1)	23,007	309,214
Valero Energy Corp.	23,460	2,600,072
Vermilion Energy, Inc.	1,111,291	40,017,589
Weatherford International Plc (1)	53,418	175,745
Whiting Petroleum Corp. (1)	4,810	253,583
WPX Energy, Inc. (1)	21,294	383,931

		685,877,987

Financials - 19.42%
Affiliated Managers Group, Inc.	2,905	431,886
Aflac, Inc.	41,042	1,765,627
AGNC Investment Corp.	22,580	419,762
Alleghany Corp.	699	401,904
Allstate Corp.	18,852	1,720,622
Ally Financial, Inc.	23,951	629,193
American Express Co.	918,326	89,995,948
American Financial Group, Inc.	3,853	413,542
American International Group, Inc.	683,378	36,232,702
American National Insurance Co.	397	47,477
Ameriprise Financial, Inc.	6,500	909,220
Annaly Capital Management, Inc.	62,133	639,349
Arch Capital Group Ltd. (1)	17,475	462,388
Arthur J. Gallagher & Co.	9,681	631,976
Aspen Insurance Holdings Ltd.	3,168	128,938
Associated Banc Corp.	9,072	247,666
Assurant, Inc.	2,815	291,324

Assured Guaranty Ltd.	5,923	211,629
Athene Holding Ltd. (1)	8,521	373,561
AXA Equitable Holdings, Inc. (1)	7,385	152,205
Axis Capital Holdings Ltd.	3,928	218,475
Bank of America Corp.	2,328,089	65,628,829
Bank of Hawaii Corp.	2,236	186,527
Bank of New York Mellon Corp.	701,343	37,823,428
Bank of the Ozarks, Inc.	6,508	293,120
BankUnited, Inc.	5,578	227,861
BB&T Corp.	41,830	2,109,905
Berkshire Hathaway, Inc. (1)	634,148	118,363,724
BGC Partners, Inc.	14,047	159,012
BlackRock, Inc.	85,571	42,703,352
BOK Financial Corp.	1,390	130,674
Brighthouse Financial, Inc. (1)	6,443	258,171
Brown & Brown, Inc.	11,617	322,139
Capital One Financial Corp.	24,352	2,237,949
CBOE Holdings, Inc.	438	45,583
Chimera Investment Corp.	11,246	205,577
Chubb Ltd.	742,544	94,317,939
Cincinnati Financial Corp.	8,242	551,060
CIT Group, Inc.	6,819	343,746
Citigroup, Inc.	1,776,684	118,895,693
Citizens Financial Group, Inc.	26,638	1,036,218
CME Group, Inc.	16,605	2,721,892
CNA Financial Corp.	1,515	69,205
Comerica, Inc.	8,891	808,370
Commerce Bancshares, Inc.	5,090	329,374
Credit Acceptance Corp. (1)	44	15,550
Cullen/Frost Bankers, Inc.	3,065	331,756
Discover Financial Services	10,135	713,605
E*TRADE Financial Corp. (1)	647,959	39,629,172
East West Bancorp, Inc.	7,163	467,028
Erie Indemnity Co.	313	36,702
Everest Re Group Ltd.	1,314	302,851
F.N.B. Corp.	17,317	232,394
Fifth Third Bancorp	36,789	1,055,844
First American Financial Corp.	5,815	300,752
First Citizens Bancshares, Inc.	424	170,999
First Hawaiian, Inc.	3,675	106,648

First Horizon National Corp.	17,376	309,988
First Republic Bank	8,613	833,652
FNF Group	517,098	19,453,227
Franklin Resources, Inc.	16,992	544,594
Hanover Insurance Group, Inc.	2,273	271,760
Harford Financial Services Group, Inc.	19,191	981,236
Huntington Bancshares, Inc.	58,793	867,785
Interactive Brokers Group, Inc.	339	21,835
Intercontinental Exchange, Inc.	14,816	1,089,717
Invesco Ltd.	21,765	578,078
Jefferies Financial Group, Inc.	1,402,357	31,889,598
JPMorgan Chase & Co.	614,957	64,078,519
KeyCorp	1,750,571	34,206,157
Lazard Ltd.	494	24,162
Legg Mason, Inc.	4,492	156,007
Lincoln National Corp.	11,720	729,570
Loews Corp.	15,697	757,851
M&T Bank Corp.	7,781	1,323,937
Markel Corp. (1)	665	721,093
Marsh & McLennan Companies, Inc.	602,051	49,350,120
Mercury General Corp.	1,465	66,745
MetLife, Inc.	46,371	2,021,776
MFA Financial, Inc.	21,164	160,423
Morgan Stanley	67,900	3,218,460
Nasdaq OMX Group, Inc.	6,292	574,271
Navient Corp.	1,885,893	24,573,186
New Residential Investment Corp.	17,920	313,421
New York Community Bancorp, Inc.	2,549,817	28,149,980
Northern Trust Corp.	8,005	823,634
Oaktree Capital Group LLC	969,668	39,417,004
Old Republic International Corp.	15,192	302,473
OneMain Holdings, Inc. (1)	3,806	126,702
PacWest Bancorp	6,721	332,152
People’s United Financial, Inc.	18,562	335,787
Pinnacle Financial Partners, Inc.	2,284	140,123
PNC Financial Services Group, Inc.	615,876	83,204,848
Popular, Inc.	5,404	244,315
Principal Financial Group, Inc.	15,659	829,144
Prosperity Bancshares, Inc.	3,959	270,637
Prudential Financial, Inc.	23,049	2,155,312

Raymond James Financial, Inc.	4,965	443,623
Regions Financial Corp.	60,266	1,071,529
Reinsurance Group of America, Inc.	3,460	461,841
RenaissanceRe Holdings Ltd.	1,947	234,263
Santander Consumer USA Holdings, Inc.	5,399	103,067
Signature Bank (1)	1,083	138,494
SLM Corp. (1)	3,773,496	43,206,529
Starwood Property Trust, Inc.	13,694	297,297
State Street Corp.	313,723	29,204,474
Sterling Bancorp	11,955	280,942
SunTrust Banks, Inc.	24,936	1,646,275
SVB Financial Group (1)	655	189,138
Synchrony Financial	1,477,445	49,317,114
Synovus Financial Corp.	5,796	306,203
T. Rowe Price Group, Inc.	887	102,972
TCF Financial Corp.	9,041	222,589
Texas Capital Bancshares, Inc. (1)	971	88,846
TFS Financial Corp.	2,652	41,822
The Goldman Sachs Group, Inc.	192,708	42,505,604
Torchmark Corp.	5,656	460,455
Travelers Companies, Inc.	11,671	1,427,830
Two Harbors Investment Corp.	9,307	147,051
U.S. Bancorp	83,027	4,153,010
Umpqua Holdings Corp.	11,758	265,613
Unum Group	11,244	415,916
Validus Holdings Ltd.	3,561	240,724
Voya Financial, Inc.	8,409	395,223
W.R. Berkley Corp.	5,097	369,074
Webster Financial Corp.	4,901	312,194
Wells Fargo & Co.	1,759,326	97,537,033
Western Alliance Bancorp (1)	2,463	139,430
White Mountains Insurance Group Ltd.	165	149,591
Willis Towers Watson Plc	244,675	37,092,730
Wintrust Financial Corp.	3,256	283,435
XL Group Ltd.	8,715	487,604
Zions Bancorp	10,821	570,158

		1,379,217,015

Healthcare - 11.72%
Abbott Laboratories	92,702	5,653,895
Acadia Healthcare Co., Inc. (1)	4,641	189,863
Aetna, Inc.	11,096	2,036,116
Agilent Technologies, Inc.	17,307	1,070,265
Agios Pharmaceuticals, Inc. (1)	176	14,824
Alexion Pharmaceuticals, Inc. (1)	1,953	242,465
Allergan Plc	283,120	47,201,766
Alnylam Pharmaceuticals, Inc. (1)	551	54,268
Amgen, Inc.	214,348	39,566,497
Anthem, Inc.	209,271	49,812,776
Baxter International, Inc.	23,857	1,761,601
Becton Dickinson and Co.	12,936	3,098,948
Biogen, Inc. (1)	589	170,951
Bio-Rad Laboratories, Inc. (1)	1,135	327,493
Bluebird Bio, Inc. (1)	838	131,524
Boston Scientific Corp. (1)	17,097	559,072
Bristol Myers Squibb Co.	41,125	2,275,857
Bruker Corp.	3,180	92,347
Cardinal Health, Inc.	1,559,743	76,162,251
Catalent, Inc. (1)	5,467	229,013
Centene Corp. (1)	1,433	176,560
Cerner Corp. (1)	9,408	562,504
Charles River Laboratories International, Inc. (1)	718	80,603
Cigna Corp.	216,091	36,724,665
Danaher Corp.	445,754	43,987,005
DaVita, Inc. (1)	3,490	242,346
Dentsply Sirona, Inc.	12,003	525,371
Eli Lilly & Co.	19,878	1,696,190
Envision Healthcare Corp. (1)	5,172	227,620
Express Scripts Holding Co. (1)	376,015	29,032,118
Gilead Sciences, Inc.	17,734	1,256,277
HCA Healthcare, Inc.	4,470	458,622
Henry Schein, Inc. (1)	7,018	509,788
Hill-Rom Holdings, Inc.	1,245	108,738
Hologic, Inc. (1)	14,561	578,800
Humana, Inc.	377	112,207
Integra LifeSciences Holdings Corp. (1)	878	56,552
IQVIA Holdings, Inc. (1)	8,992	897,581
Jazz Pharmaceuticals Plc (1)	255	43,937
Johnson & Johnson	638,776	77,509,080
Laboratory Corp. of America Holdings (1)	5,265	945,225
McKesson Corp.	249,561	33,291,437

MEDNAX, Inc. (1)	4,958	214,582
Medtronic Plc	1,575,028	134,838,147
Merck & Co., Inc.	1,071,735	65,054,315
Molina Healthcare, Inc. (1)	511	50,047
Mylan (1)	27,555	995,838
PerkinElmer, Inc.	5,901	432,130
Perrigo Co. Plc	6,934	505,558
Pfizer, Inc.	1,256,757	45,595,144
Premier, Inc. (1)	1,928	70,141
QIAGEN NV (1)	11,893	430,051
Quest Diagnostics, Inc.	7,283	800,693
STERIS Plc	4,491	471,600
Teleflex, Inc.	1,978	530,519
Teva Pharmaceutical Industries Ltd. - ADR	820,500	19,954,560
The Cooper Companies, Inc.	2,183	513,987
Thermo Fisher Scientific, Inc.	20,465	4,239,120
United Therapeutics Corp. (1)	2,303	260,584
UnitedHealth Group, Inc.	390,444	95,791,531
Universal Health Services, Inc.	4,542	506,160
Waters Corp. (1)	301	58,271
WellCare Health Plans, Inc. (1)	170	41,861
West Pharmaceutical Services, Inc.	3,016	299,459
Zimmer Holdings, Inc.	10,931	1,218,151

		832,547,467

Industrials - 11.24%
3M Co.	5,114	1,006,026
Acuity Brands, Inc.	2,182	252,828
ADT, Inc.	5,960	51,554
AECOM (1)	8,564	282,869
AGCO Corp.	3,572	216,892
Air Lease Corp.	1,388,519	58,276,142
Alaska Air Group, Inc.	6,449	389,455
Allegion Plc	876	67,767
AMERCO	72,009	25,646,005
American Airlines Group, Inc.	22,538	855,542
AMETEK, Inc.	10,329	745,341
Arconic, Inc.	23,215	394,887
Canadian National Railway Co.	822,943	67,275,590
Carlisle Companies, Inc.	3,196	346,159
Caterpillar, Inc.	2,526	342,702

Clean Harbors, Inc. (1)	2,761	153,374
Colfax Corp. (1)	4,782	146,568
Copa Holdings SA	1,676	158,583
Crane Co.	2,681	214,829
CSX Corp.	23,755	1,515,094
Cummins, Inc.	5,238	696,654
Curtiss-Wright Corp.	2,174	258,749
Delta Air Lines, Inc.	26,691	1,322,272
Donaldson Co., Inc.	388	17,507
Dover Corp.	8,138	595,702
Dun & Bradstreet Corp.	1,124	137,859
Eaton Corp. Plc	23,469	1,754,073
Emerson Electric Co.	9,775	675,844
Equifax, Inc.	4,676	585,014
Flowserve Corp.	7,019	283,568
Fluor Corp.	7,525	367,070
Fortive Corp.	1,354	104,407
Fortune Brands Home & Security, Inc.	5,121	274,947
Gardner Denver Holdings, Inc. (1)	3,826	112,446
Gates Industrial Corp. Plc (1)	2,382	38,755
General Dynamics Corp.	270,130	50,354,933
General Electric Co.	3,342,494	45,491,343
Genesee & Wyoming, Inc. (1)	2,837	230,705
GrafTech International Ltd.	2,050	36,880
HD Supply Holdings, Inc. (1)	6,975	299,158
Hexcel Corp.	3,782	251,049
Honeywell International, Inc.	336,726	48,505,380
Hubbell, Inc.	947	100,136
Huntington Ingalls Industries, Inc.	337	73,058
IDEX Corp.	269	36,713
IHS Markit Ltd. (1)	20,897	1,078,076
Ingersoll-Rand Plc	6,101	547,443
ITT, Inc.	4,687	244,989
Jacobs Engineering Group, Inc.	597,781	37,953,116
JetBlue Airways Corp. (1)	16,970	322,091
Johnson Controls International Plc	859,278	28,742,838
Kansas City Southern	5,493	582,038
KAR Auction Services, Inc.	462	25,318
Kirby Corp. (1)	3,164	264,510
Knight-Swift Transportation Holdings, Inc.	6,913	264,146

L3 Technologies, Inc.	4,329	832,553
Lennox International, Inc.	121	24,218
Lockheed Martin Corp.	166,026	49,049,061
Macquarie Infrastructure Corp.	4,265	179,983
ManpowerGroup, Inc.	3,521	303,017
Masco Corp.	5,265	197,016
MSC Industrial Direct Co., Inc.	1,317	111,747
Nielsen Holdings Plc	727,125	22,489,976
Nordson Corp.	205	26,324
Norfolk Southern Corp.	15,166	2,288,094
Northrop Grumman Corp.	163,976	50,455,415
nVent Electric Plc (1)	8,631	216,638
Oshkosh Corp.	3,946	277,483
Owens Corning	452,696	28,687,346
PACCAR, Inc.	18,428	1,141,799
Parker-Hannifin Corp.	5,996	934,477
Pentair Plc	9,153	385,158
Quanta Services, Inc. (1)	5,693	190,146
Regal-Beloit Corp.	2,381	194,766
Republic Services, Inc.	11,032	754,148
Rockwell Collins, Inc.	7,619	1,026,127
Roper Technologies, Inc.	4,551	1,255,666
Ryder System, Inc.	2,792	200,633
Schneider National, Inc.	2,128	58,541
Sensata Technologies Holding Plc (1)	4,131	196,553
Snap-on, Inc.	3,011	483,928
Southwest Airlines Co.	8,258	420,167
Spirit AeroSystems Holdings, Inc.	430,226	36,960,716
Stanley Black & Decker, Inc.	278,870	37,036,725
Stericycle, Inc. (1)	4,445	290,214
Teledyne Technologies, Inc. (1)	1,895	377,219
Terex Corp.	3,647	153,867
Textron, Inc.	11,458	755,197
The Middleby Corp. (1)	1,213	126,661
The Timken Co.	3,678	160,177
Trinity Industries, Inc.	7,889	270,277
Union Pacific Corp.	450,516	63,829,107
United Continental Holdings, Inc. (1)	13,354	931,174
United Parcel Service, Inc.	407,685	43,308,378
United Technologies Corp.	550,347	68,809,885

Univar, Inc. (1)	5,254	137,865
USG Corp. (1)	4,372	188,521
Valmont Industries, Inc.	1,184	178,488
Wabtec Corp.	2,950	290,811
Waste Management, Inc.	3,520	286,317
Watsco, Inc.	337	60,080
WESCO International, Inc. (1)	2,509	143,264
Xylem, Inc.	4,241	285,759

		797,928,676

Information Technology - 12.34%
Accenture Plc	342,429	56,017,960
Akamai Technologies, Inc. (1)	561	41,082
Alphabet, Inc. - Class C (1)	71,008	79,220,075
Amdocs Ltd.	7,667	507,479
Analog Devices, Inc.	17,045	1,634,957
Apple, Inc.	383,008	70,898,611
ARRIS International Plc (1)	9,360	228,805
Arrow Electronics, Inc. (1)	4,667	351,332
Aspen Technology, Inc. (1)	207	19,197
Autodesk, Inc. (1)	1,884	246,974
Automatic Data Processing, Inc.	205,791	27,604,805
Avnet, Inc.	6,283	269,478
Booz Allen Hamilton Holding Corp.	388	16,967
Broadcom, Inc.	151,850	36,844,884
CA, Inc.	16,843	600,453
Cisco Systems, Inc.	1,313,302	56,511,385
Cognizant Technology Solutions - Class A	3,072	242,657
Coherent, Inc. (1)	376	58,814
CommScope Holding Co., Inc. (1)	10,182	297,365
Conduent, Inc. (1)	10,218	185,661
CoreLogic, Inc. (1)	1,633	84,753
Corning, Inc.	43,893	1,207,497
Cypress Semiconductor Corp.	5,958	92,826
Dell Technologies, Inc. - VMware, Inc. (1)	9,948	841,402
Dolby Laboratories, Inc.	3,319	204,749
DXC Technology Co.	15,323	1,235,187
eBay, Inc. (1)	39,328	1,426,033
EchoStar Corp. (1)	2,927	129,959
Euronet Worldwide, Inc. (1)	1,312	109,906
Facebook, Inc. (1)	275,320	53,500,182

Fidelity National Information Services, Inc.	16,471	1,746,420
FireEye, Inc. (1)	3,395	52,249
First Solar, Inc. (1)	4,396	231,493
FLIR Systems, Inc.	6,564	341,131
Genpact Ltd.	5,097	147,456
Hewlett Packard Enterprise Co.	2,140,419	31,271,522
HP, Inc.	89,370	2,027,805
Intel Corp.	252,252	12,539,447
International Business Machines Corp.	13,871	1,937,779
Jabil, Inc.	8,982	248,442
Juniper Networks, Inc.	18,542	508,422
Keysight Technologies, Inc. (1)	10,044	592,897
Leidos Holdings, Inc.	7,675	452,825
Littelfuse, Inc.	218	49,743
LogMeIn, Inc.	935	96,539
Marvell Technology Group Ltd.	21,377	458,323
Microchip Technology, Inc.	355,708	32,351,643
Micron Technology, Inc. (1)	13,491	707,468
Microsoft Corp.	1,144,234	112,832,915
Motorola Solutions, Inc.	7,717	898,027
National Instruments Corp.	1,114	46,766
NCR Corp. (1)	1,126	33,758
Nuance Communications, Inc. (1)	15,773	219,008
NXP Semiconductors NV (1)	17,494	1,911,569
Oracle Corp.	1,960,653	86,386,371
Qorvo, Inc. (1)	6,777	543,312
QUALCOMM, Inc.	542,502	30,445,212
Sabre Corp.	2,474	60,959
Samsung Electronic Co. Ltd.	1,119,944	46,913,986
Skyworks Solutions, Inc.	2,848	275,259
SS&C Technologies Holdings, Inc.	763	39,600
Symantec Corp.	33,228	686,158
Synopsys, Inc. (1)	7,195	615,676
Take-Two Interactive Software, Inc. (1)	2,466	291,876
Teradata Corp. (1)	1,886	75,723
Teradyne, Inc.	8,615	327,973
Texas Instruments, Inc.	295,621	32,592,215
The Western Union Co.	18,911	384,461
Trimble, Inc. (1)	14,232	467,379
Versum Materials, Inc.	604,123	22,443,170

Visa, Inc.	443,042	58,680,913
Western Digital Corp.	16,088	1,245,372
Worldpay, Inc. (1)	14,280	1,167,818
Xerox Corp.	11,971	287,304
Zillow Group, Inc. - Class A (1)	823	49,174
Zillow Group, Inc. - Class C (1)	1,689	99,752
Zynga, Inc. (1)	41,034	167,008

		876,581,753

Materials - 6.33%
Air Products & Chemicals, Inc.	233,306	36,332,743
Albemarle Corp.	5,912	557,679
Alcoa Corp. (1)	10,025	469,972
AptarGroup, Inc.	3,335	311,422
Ardagh Group SA	991	16,470
Ashland Global Holdings, Inc.	3,343	261,356
Axalta Coating Systems Ltd. (1)	6,947	210,564
Ball Corp.	18,455	656,075
Bemis, Inc.	4,857	205,014
Berry Global Group, Inc. (1)	3,525	161,938
Cabot Corp.	3,253	200,938
Celanese Corp.	539,275	59,891,882
CF Industries Holdings, Inc.	12,513	555,577
Domtar Corp.	3,349	159,881
DowDuPont, Inc.	1,278,700	84,291,904
Eagle Materials, Inc.	306	32,121
Eastman Chemical Co.	7,897	789,384
Ecolab, Inc.	293,024	41,120,058
FMC Corp.	4,266	380,570
Freeport-McMoRan, Inc.	77,684	1,340,826
Graphic Packaging Holding Co.	13,771	199,817
Huntsman Corp.	11,703	341,728
International Flavors & Fragrances, Inc.	2,445	303,082
International Paper Co.	19,716	1,026,809
Lyondellbasell Industries NV	697,465	76,616,530
Martin Marietta Materials, Inc.	277	61,862
NewMarket Corp.	13	5,259
Newmont Mining Corp.	28,616	1,079,109
Nucor Corp.	17,415	1,088,438
Nutrien Ltd.	1,145,230	62,277,607
Olin Corp.	8,950	257,044

Owens-Illinois, Inc. (1)	8,674	145,810
Platform Specialty Products Corp. (1)	6,261	72,628
PPG Industries, Inc.	12,514	1,298,077
Praxair, Inc.	460,297	72,795,971
Reliance Steel & Aluminum Co.	3,764	329,501
Royal Gold, Inc.	2,055	190,786
RPM International, Inc.	5,614	327,408
Scotts Miracle-Gro Co.	1,095	91,060
Sealed Air Corp.	3,878	164,621
Silgan Holdings, Inc.	2,751	73,809
Sonoco Products Co.	5,274	276,885
Steel Dynamics, Inc.	10,281	472,412
The Mosaic Co.	18,840	528,462
United States Steel Corp.	9,458	328,666
Valvoline, Inc.	10,499	226,463
Vulcan Materials Co.	450	58,077
W.R. Grace & Co.	912	66,859
Westlake Chemical Corp.	150	16,145
WestRock Co.	14,107	804,381

		449,471,680

Real Estate - 2.58%
Alexandria Real Estate Equities, Inc.	5,258	663,402
American Campus Communities, Inc.	7,307	313,324
American Homes 4 Rent	13,826	306,661
American Tower Corp.	424,946	61,264,465
Apartment Investment & Management Co.	9,062	383,323
Apple Hospitality REIT, Inc.	11,619	207,748
AvalonBay Communities, Inc.	7,584	1,303,614
Boston Properties, Inc.	8,291	1,039,857
Brandywine Realty Trust	9,419	158,993
Brixmor Property Group, Inc.	16,180	282,017
Camden Property Trust	5,002	455,832
CBRE Group, Inc. (1)	8,850	422,499
Colony Capital, Inc.	24,711	154,197
Columbia Property Trust, Inc.	6,143	139,508
Corporate Office Properties Trust	5,476	158,749
Crown Castle International Corp.	5,471	589,883
CubeSmart	9,751	314,177
CyrusOne, Inc.	5,258	306,857
DCT Industrial Trust, Inc.	5,058	337,520

DDR Corp.	8,186	146,529
Digital Realty Trust, Inc.	11,035	1,231,285
Douglas Emmett, Inc.	8,614	346,111
Duke Realty Corp.	19,141	555,663
Empire State Realty Trust, Inc.	7,229	123,616
EPR Properties	3,955	256,244
Equity Commonwealth (1)	6,298	198,387
Equity Residential	19,266	1,227,052
Essex Property Trust, Inc.	3,528	843,439
Extra Space Storage, Inc.	871	86,935
Federal Realty Investment Trust	3,908	494,557
Forest City Realty Trust, Inc.	11,421	260,513
Gaming and Leisure Properties, Inc.	6,921	247,772
GGP, Inc.	33,376	681,872
HCP, Inc.	25,241	651,723
Healthcare Trust of America, Inc.	10,938	294,888
Highwoods Properties, Inc.	5,453	276,631
Hospitality Properties Trust	8,580	245,474
Host Hotels & Resorts, Inc.	39,303	828,114
Hudson Pacific Properties, Inc.	7,251	256,903
Invitation Homes, Inc.	16,025	369,536
Iron Mountain, Inc.	15,238	533,482
JBG SMITH Properties	5,500	200,585
Jones Lang LaSalle, Inc.	2,432	403,688
Kilroy Realty Corp.	5,536	418,743
Kimco Realty Corp.	21,813	370,603
Lamar Advertising Co.	416	28,417
Liberty Property Trust	7,910	350,650
Life Storage, Inc.	2,321	225,857
Medical Properties Trust, Inc.	19,464	273,275
Mid-America Apartment Communities, Inc.	6,318	636,033
National Retail Properties, Inc.	8,214	361,087
Omega Healthcare Investors, Inc.	9,638	298,778
Outfront Media, Inc.	7,433	144,572
Paramount Group, Inc.	11,120	171,248
Park Hotels & Resorts, Inc.	10,781	330,222
Prologis, Inc.	28,462	1,869,669
Public Storage	230,624	52,319,361
Rayonier, Inc.	6,918	267,657
Realogy Holdings Corp.	6,808	155,222

Realty Income Corp.	15,704	844,718
Regency Centers Corp.	8,151	506,014
Retail Properties of America, Inc.	11,753	150,203
Senior Housing Properties Trust	12,438	225,003
Simon Property Group, Inc.	207,644	35,338,932
SL Green Realty Corp.	4,584	460,830
Spirit Realty Capital, Inc.	22,950	184,288
STORE Capital Corp.	9,704	265,890
Sun Communities, Inc.	4,183	409,432
The Howard Hughes Corp. (1)	1,239	164,167
The Macerich Co.	7,296	414,632
UDR, Inc.	14,924	560,247
Uniti Group, Inc.	8,844	177,145
Ventas, Inc.	19,109	1,088,258
VEREIT, Inc.	52,026	387,073
VICI Properties, Inc.	14,639	302,149
Vornado Realty Trust	9,251	683,834
W.P. Carey, Inc.	6,128	406,593
Weingarten Realty Investors	6,406	197,369
Welltower, Inc.	19,983	1,252,734
Weyerhaeuser Co.	40,654	1,482,245

		183,286,775

Telecommunication Services - 0.36%
AT&T, Inc.	393,058	12,621,092
CenturyLink, Inc.	51,331	956,810
Sprint Corp. (1)	34,561	188,012
Telephone & Data Systems, Inc.	5,238	143,626
T-Mobile US, Inc. (1)	5,723	341,949
United States Cellular Corp. (1)	756	28,002
Verizon Communications, Inc.	223,695	11,254,096

		25,533,587

Utilities - 1.28%
AES Corp.	35,479	475,773
Alliant Energy Corp.	12,424	525,784
Ameren Corp.	13,569	825,674
American Electric Power Co., Inc.	26,494	1,834,709
American Water Works Co., Inc.	9,564	816,574
Aqua America, Inc.	9,549	335,934
Atmos Energy Corp.	5,840	526,417
Avangrid, Inc.	3,010	159,319

CenterPoint Energy, Inc.	23,167	641,957
CMS Energy Corp.	15,807	747,355
Consolidated Edison, Inc.	16,717	1,303,592
Dominion Energy, Inc.	408,017	27,818,599
DTE Energy Co.	10,068	1,043,347
Duke Energy Corp.	38,105	3,013,343
Edison International	17,058	1,079,260
Entergy Corp.	9,706	784,148
Evergy, Inc. (1)	14,537	816,252
Eversource Energy	16,997	996,194
Exelon Corp.	646,740	27,551,124
FirstEnergy Corp.	25,682	922,241
Hawaiian Electric Industries, Inc.	5,853	200,758
MDU Resources Group, Inc.	10,407	298,473
National Fuel Gas Co.	4,356	230,694
NextEra Energy, Inc.	25,301	4,226,026
NiSource, Inc.	19,452	511,198
NRG Energy, Inc.	16,880	518,216
OGE Energy Corp.	10,700	376,747
PG&E Corp.	27,755	1,181,253
Pinnacle West Capital Corp.	6,480	522,029
PPL Corp.	37,604	1,073,594
Public Service Enterprise Group, Inc.	27,085	1,466,382
SCANA Corp.	7,584	292,136
Sempra Energy	14,194	1,648,065
The Southern Co.	54,390	2,518,801
UGI Corp.	9,268	482,585
Vectren Corp.	4,464	318,953
Vistra Energy Corp. (1)	21,991	520,307
WEC Energy Group, Inc.	17,552	1,134,737
Xcel Energy, Inc.	27,310	1,247,521

		90,986,071

Total Common Stocks (Cost $5,982,457,176)		$6,782,670,896

SHORT-TERM INVESTMENTS - 4.14%
Money Market Funds - 4.14%
Goldman Sachs Financial Square Government Fund - Class I, 1.81% (2)	146,896,299	$146,896,299
JPMorgan U.S. Government Money Market Fund - Class I, 1.79% (2)	146,896,300	146,896,300

Total Short-Term Investments (Cost $293,792,599)		$293,792,599

TOTAL INVESTMENTS IN SECURITIES - 99.64% (Cost $6,276,249,775)		$7,076,463,495
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.36%		25,682,591

TOTAL NET ASSETS - 100.00%		$7,102,146,086

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

(1)	Non-income producing security.
(2)	Represents annualized seven-day yield as of the close of the reporting period.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

June 30, 2018

	Shares	Value
COMMON STOCKS - 96.84%
Consumer Discretionary - 12.85%
1-800-Flowers.com, Inc. (1)	2,456	$30,823
Aaron’s, Inc.	99,781	4,335,484
Advance Auto Parts, Inc.	252,480	34,261,536
AMC Networks, Inc. (1)	2,733	169,993
American Eagle Outfitters, Inc.	48,115	1,118,674
American Public Education, Inc. (1)	284	11,956
America’s Car-Mart, Inc. (1)	652	40,359
Aptiv Plc	261,000	23,915,430
Asbury Automotive Group, Inc. (1)	6,784	465,043
At Home Group, Inc. (1)	8,774	343,502
AutoZone, Inc. (1)	1,434	962,114
AV Homes, Inc. (1)	970	20,758
Belmond Ltd. (1)	3,749	41,801
Best Buy, Inc.	3,777	281,689
Big Lots, Inc.	3,456	144,392
BJ’s Restaurants, Inc.	6,793	407,580
Bloomin Brands, Inc.	27,836	559,504
Bluegreen Vacations Corp.	2,355	56,049
Boot Barn Holdings, Inc. (1)	6,538	135,663
Boyd Gaming Corp.	25,149	871,664
Bright Horizons Family Solutions, Inc. (1)	104,639	10,727,590
Brinker International, Inc.	11,035	525,266
Brunswick Corp.	496	31,982
Buckle, Inc.	1,886	50,733
Burlington Stores, Inc. (1)	41,820	6,295,165
Cable One, Inc.	263	192,855
Callaway Golf Co.	20,607	390,915
Cambium Learning Group, Inc. (1)	1,012	11,284
Camping World Holdings, Inc.	10,764	268,885
Capella Education Company	3,600	355,320
Career Education Corp. (1)	22,542	364,504
CarMax, Inc. (1)	6,587	479,995
Carriage Services, Inc.	2,036	49,984
Carrols Restaurant Group, Inc. (1)	10,019	148,782
Carter’s, Inc.	2,832	306,960
Carvana Co. (1)	9,409	391,414
Cavco Industries, Inc. (1)	2,838	589,311
CBS Corp.	20,150	1,132,833

Central European Media Enterprises Ltd. (1)	29,157	121,002
Century Communities, Inc. (1)	382	12,052
Cheesecake Factory, Inc.	14,249	784,550
Chegg, Inc. (1)	35,175	977,513
Children’s Place, Inc.	5,293	639,394
Chipotle Mexican Grill, Inc. (1)	1,490	642,741
Choice Hotels International, Inc.	2,132	161,179
Churchill Downs, Inc.	3,757	1,113,950
Chuy’s Holdings, Inc. (1)	77,784	2,387,969
Columbia Sportswear Co.	230	21,038
Conn’s, Inc. (1)	3,026	99,858
Core Mark Holding Company, Inc.	1,257	28,534
Cracker Barrel Old Country Store, Inc.	6,440	1,005,992
Crocs, Inc. (1)	22,313	392,932
D. R. Horton, Inc.	12,342	506,022
Dana, Inc.	45,001	908,570
Darden Restaurants, Inc.	3,833	410,361
Dave & Buster’s Entertainment, Inc. (1)	13,170	626,892
Deckers Outdoor Corp. (1)	10,523	1,187,941
Denny’s Corp. (1)	15,574	248,094
Dine Brands Global, Inc.	3,331	249,159
Dollar General Corp.	16,453	1,622,266
Dollar Tree, Inc. (1)	2,446	207,910
Domino’s Pizza, Inc.	12,789	3,608,672
Dorman Products, Inc. (1)	8,936	610,418
Drive Shack, Inc. (1)	16,813	129,796
Duluth Holdings, Inc. (1)	2,650	63,044
Dunkin’ Brands Group, Inc.	5,102	352,395
Eldorado Resorts, Inc. (1)	21,904	856,446
Empire Resorts, Inc. (1)	598	11,836
Entravision Communications Corp.	4,280	21,400
Eros International Plc (1)	5,186	67,418
Expedia Group, Inc.	251,157	30,186,560
Extended Stay America, Inc.	6,961	150,427
Fiesta Restaurant Group, Inc. (1)	6,380	183,106
Five Below, Inc. (1)	18,055	1,764,154
Floor & Decor Holdings, Inc. (1)	2,335	115,186
Fossil Group, Inc. (1)	3,251	87,354
Fox Factory Holding Corp. (1)	11,921	554,923
Funko, Inc. (1)	3,262	40,938

Gaia, Inc. (1)	2,192	44,388
Gap, Inc.	800	25,912
Gentex Corp.	11,360	261,507
Gentherm, Inc. (1)	160,871	6,322,230
G-III Apparel Group Ltd. (1)	4,104	182,218
Golden Entertainment, Inc. (1)	6,106	164,801
GoPro, Inc. (1)	37,664	242,556
Grand Canyon Education, Inc. (1)	2,889	322,441
Groupon, Inc. (1)	146,337	629,249
H&R Block, Inc.	2,403	54,740
Hamilton Beach Brands Holding Co.	2,011	58,420
Hanesbrands, Inc.	21,938	483,075
Hasbro, Inc.	5,480	505,859
Helen of Troy Ltd. (1)	64,622	6,362,036
Hemisphere Media Group, Inc. (1)	2,468	32,331
Hilton Grand Vacations, Inc. (1)	5,926	205,632
Hilton Worldwide Holdings, Inc.	17,075	1,351,657
Hooker Furniture Corp.	1,658	77,760
Houghton Mifflin Harcourt Co. (1)	3,088	23,623
Hovnanian Enterprises, Inc. (1)	7,071	11,526
Hudson Ltd. (1)	13,201	230,885
ILG, Inc.	26,418	872,587
IMAX Corp. (1)	203,291	4,502,896
Installed Building Products, Inc. (1)	7,273	411,288
International Game Technology Plc	319	7,414
Interpublic Group of Companies, Inc.	2,291	53,701
iRobot Corp. (1)	8,958	678,748
Jack in the Box, Inc.	1,730	147,258
John Wiley & Sons, Inc.	404,379	25,233,250
Johnson Outdoors, Inc.	952	80,473
KB Home	5,872	159,953
Kirkland’s, Inc. (1)	1,260	14,666
L Brands, Inc.	2,667	98,359
La-Z-Boy, Inc.	6,674	204,224
LCI Industries	8,094	729,674
Lear Corp.	437	81,199
Lennar Corp. - Class A	9,315	489,038
Lennar Corp. - Class B	467	19,936
LGI Homes, Inc. (1)	6,167	356,021
Liberty Braves Group - Class A (1)	3,184	81,861

Liberty Braves Group - Class C (1)	11,859	306,674
Liberty Expedia Holdings, Inc. (1)	1,130	49,652
Liberty TripAdvisor Holdings, Inc. (1)	24,033	386,931
Lindblad Expeditions Holdings, Inc. (1)	6,633	87,887
Lions Gate Entertainment Corp. - Class A	191	4,728
Lions Gate Entertainment Corp. - Class B	448	10,498
Lithia Motors, Inc.	4,856	459,232
Live Nation Entertainment, Inc. (1)	654,853	31,806,210
LiveXLive Media, Inc. (1)	8,572	49,460
LKQ Corp. (1)	86,723	2,766,464
Loral Space and Communications, Inc. (1)	4,210	158,296
Lululemon Athletica, Inc. (1)	52,562	6,562,366
Lumber Liquidators Holdings, Inc. (1)	7,624	185,644
M/I Homes, Inc. (1)	1,526	40,408
Malibu Boats, Inc. (1)	6,734	282,424
Marine Products Corp.	2,730	48,539
MarineMax, Inc. (1)	4,087	77,449
Marriott International, Inc.	210,902	26,700,193
Marriott Vacations Worldwide Corp.	6,378	720,459
Mattel, Inc.	4,675	76,764
MCBC Holdings, Inc. (1)	6,211	179,808
MDC Partners, Inc. (1)	18,368	84,493
Meritage Homes Corp. (1)	915	40,214
MGM Resorts International	2,846	82,619
Michael Kors Holdings Ltd. (1)	4,704	313,286
Modine Manufacturing Co. (1)	2,339	42,687
Mohawk Industries, Inc. (1)	94,600	20,269,942
Monarch Casino & Resort, Inc. (1)	2,858	125,895
Monro, Inc.	10,562	613,652
Morningstar, Inc.	62,036	7,956,117
Movado Group, Inc.	290	14,007
Murphy USA, Inc. (1)	1,917	142,414
Nathan’s Famous, Inc.	906	85,255
National Vision Holdings, Inc. (1)	11,258	411,705
Nautilus, Inc. (1)	8,664	136,025
New York & Company, Inc. (1)	5,546	28,396
New York Times Co.	35,268	913,441
Nexstar Media Group, Inc.	14,781	1,084,925
Noodles & Co. (1)	4,026	49,520
Nordstrom, Inc.	7,217	373,696

Nutrisystem, Inc.	9,787	376,800
NVR, Inc. (1)	193	573,278
Ollie’s Bargain Outlet Holdings, Inc. (1)	146,861	10,647,423
Omnicom Group, Inc.	9,110	694,820
O’Reilly Automotive, Inc. (1)	4,914	1,344,323
Overstock.com, Inc. (1)	6,858	230,772
Oxford Industries, Inc.	5,549	460,456
Papa John’s International, Inc.	3,525	178,788
Party City Holdings, Inc. (1)	715	10,904
Penn National Gaming, Inc. (1)	2,781	93,414
PetMed Express, Inc.	6,590	290,290
Pinnacle Entertainment, Inc. (1)	17,579	592,940
Planet Fitness, Inc. (1)	29,216	1,283,751
PlayAGS, Inc. (1)	5,406	146,340
Polaris Industries, Inc.	3,635	444,124
Pool Corp.	80,808	12,242,412
Potbelly Corp. (1)	7,928	102,668
Pulte Group, Inc.	5,039	144,871
Purple Innovation, Inc. (1)	1,352	11,492
RCI Hospitality Holdings, Inc.	2,095	66,307
Red Rock Resorts, Inc.	23,253	778,976
RH (1)	6,372	890,168
Roku, Inc. (1)	14,320	610,318
Ross Stores, Inc.	438,994	37,204,742
Ruth’s Hospitality Group, Inc.	9,673	271,328
Sally Beauty Holdings, Inc. (1)	726,935	11,652,768
Scientific Games Corp. (1)	18,181	893,596
Sears Holdings Corp. (1)	4,812	11,404
SeaWorld Entertainment, Inc. (1)	18,208	397,299
Service Corp. International	5,119	183,209
ServiceMaster Global Holdings, Inc. (1)	8,307	494,017
Shake Shack, Inc. (1)	8,177	541,154
Shiloh Industries, Inc. (1)	789	6,864
Shutterfly, Inc. (1)	10,915	982,677
Sinclair Broadcast Group, Inc.	11,142	358,215
Sirius XM Holdings, Inc.	78,528	531,635
Six Flags Entertainment Corp.	4,373	306,329
Skechers USA, Inc. (1)	3,831	114,968
Skyline Champion Corp.	2,175	76,212
Sleep Number Corp. (1)	12,090	350,852

Sonic Corp.	6,556	225,658
Sotheby’s (1)	12,382	672,838
Sportsman’s Warehouse Holdings, Inc. (1)	12,383	63,401
Steven Madden Ltd.	136,657	7,256,487
Stoneridge, Inc. (1)	8,101	284,669
Strayer Education, Inc.	3,579	404,463
Sturm, Ruger & Company, Inc.	5,606	313,936
Superior Uniform Group, Inc.	3,031	62,772
Systemax, Inc.	2,954	101,411
Tailored Brands, Inc.	16,433	419,370
Tapestry, Inc.	3,472	162,177
Taylor Morrison Home Corp. (1)	5,686	118,155
Tempur Sealy International, Inc. (1)	2,835	136,222
Tenneco, Inc.	13,850	608,846
Texas Roadhouse, Inc.	120,066	7,865,524
The Madison Square Garden Co. (1)	110	34,121
The Michaels Companies, Inc. (1)	1,026	19,668
Thor Industries, Inc.	2,536	246,981
Tiffany & Co.	1,327	174,633
Tile Shop Holdings, Inc.	6,792	52,298
Tilly’s, Inc.	741	11,226
Toll Brothers, Inc.	4,383	162,127
TopBuild Corp. (1)	11,726	918,615
Town Sports International Holdings, Inc. (1)	785	11,422
Tractor Supply Co.	270,461	20,687,562
Travelport Worldwide Ltd.	7,713	142,999
TRI Pointe Group, Inc. (1)	2,470	40,409
TripAdvisor, Inc. (1)	6,354	353,981
tronc, Inc. (1)	5,455	94,262
Turtle Beach Corp. (1)	2,488	50,556
Ulta Beauty, Inc. (1)	100,754	23,522,029
Under Armour, Inc. - Class A (1)	8,640	194,227
Under Armour, Inc. - Class C (1)	8,773	184,935
Urban Outfitters, Inc. (1)	4,527	201,678
Vail Resorts, Inc.	2,453	672,588
VF Corp.	15,231	1,241,631
Visteon Corp. (1)	1,146	148,109
Vuzix Corp. (1)	6,185	46,078
Wayfair, Inc. (1)	3,421	406,278
Weight Watchers International, Inc. (1)	12,012	1,214,413

Wendy’s Co.	11,654	200,216
William Lyon Homes (1)	1,735	40,252
Williams-Sonoma, Inc.	1,179	72,367
Wingstop, Inc.	97,233	5,067,784
Winmark Corp.	839	124,550
Winnebago Industries, Inc.	10,227	415,216
Wolverine World Wide, Inc.	30,492	1,060,207
World Wrestling Entertainment, Inc.	13,933	1,014,601
Wyndham Destinations, Inc.	6,023	266,638
Wyndham Hotels & Resorts, Inc.	5,985	352,098
Wynn Resorts Ltd.	6,287	1,052,067
Yum China Holdings, Inc.	1,944	74,766
ZAGG, Inc. (1)	9,170	158,641
Zumiez, Inc. (1)	1,749	43,812

		465,256,425

Consumer Staples - 5.56%
22nd Century Group, Inc. (1)	36,677	90,225
B&G Foods, Inc.	2,302	68,830
Boston Beer, Inc. (1)	2,774	831,368
Brown Forman Corp. - Class A	3,111	152,003
Brown Forman Corp. - Class B	17,287	847,236
Calavo Growers, Inc.	108,418	10,424,391
Cal-Maine Foods, Inc. (1)	4,190	192,112
Campbell Soup Co.	318,471	12,910,814
Casey’s General Stores, Inc.	101,670	10,683,484
Castle Brands, Inc. (1)	31,608	37,614
Celsius Holdings, Inc. (1)	6,814	31,344
Central Garden & Pet Co. (1)	2,560	111,309
Central Garden & Pet Co. - Class A (1)	9,021	365,080
Church & Dwight Co., Inc.	12,677	673,909
Clorox Co.	6,901	933,360
Coca-Cola Bottling Co. Consolidated	1,570	212,154
Craft Brew Alliance, Inc. (1)	3,995	82,497
Diplomat Pharmacy, Inc. (1)	15,045	384,550
Dr Pepper Snapple Group, Inc.	10,956	1,336,632
elf Beauty, Inc. (1)	7,568	115,336
Energizer Holdings, Inc.	2,076	130,705
Flowers Foods, Inc.	1,166,000	24,287,780
Freshpet, Inc. (1)	8,655	237,580
Herbalife Ltd. (1)	1,206	64,786

Hormel Foods Corp.	784,000	29,172,640
HRG Group, Inc. (1)	39,016	510,719
Inter Parfums, Inc.	5,330	285,155
J & J Snack Foods Corp.	4,952	755,031
John B. Sanfilippo & Son, Inc.	2,857	212,704
Kellogg Co.	7,590	530,313
Lancaster Colony Corp.	4,527	626,627
Limoneira Co.	1,025	25,225
McCormick & Co., Inc.	152,419	17,694,322
Medifast, Inc.	3,858	617,897
MGP Ingredients, Inc.	35,645	3,165,632
Molson Coors Brewing Co.	280,000	19,051,200
Monster Beverage Corp. (1)	76,776	4,399,265
National Beverage Corp. (1)	3,879	414,665
Natural Health Trends Corp.	2,491	62,325
Nu Skin Enterprises, Inc.	1,042	81,474
Performance Food Group Co. (1)	33,677	1,235,946
Post Holdings, Inc. (1)	2,334	200,771
PriceSmart, Inc.	7,345	664,723
Primo Water Corp. (1)	9,045	158,197
Revlon, Inc. (1)	2,204	38,680
Sprouts Farmers Market, Inc. (1)	7,956	175,589
The Chefs’ Warehouse, Inc. (1)	7,221	205,799
The Hershey Co.	7,787	724,658
The J. M. Smucker Co.	147,000	15,799,560
Tootsie Roll Industries, Inc.	1,165	35,940
TreeHouse Foods, Inc. (1)	314,000	16,488,140
Turning Point Brands, Inc.	2,454	78,283
U.S. Foods Holding Corp. (1)	373,358	14,120,400
USANA Health Sciences, Inc. (1)	4,189	482,992
Vector Group Ltd.	14,641	279,350
WD-40 Co.	53,672	7,849,530

		201,348,851

Energy - 1.66%
Abraxas Petroleum Corp. (1)	50,458	145,824
Amyris, Inc. (1)	1,960	12,524
Antero Resources Corp. (1)	7,909	168,857
Apache Corp.	1,504	70,312
Cabot Oil & Gas Corp.	145,709	3,467,874
Cactus, Inc. (1)	8,914	301,204

Callon Petroleum Co. (1)	139,291	1,495,985
Carrizo Oil & Gas, Inc. (1)	98,338	2,738,713
Cheniere Energy, Inc. (1)	8,897	579,995
Cimarex Energy Co.	736	74,881
CONSOL Energy, Inc. (1)	3,997	153,285
Continental Resources, Inc. (1)	2,577	166,886
Core Laboratories NV	211,589	26,704,648
Covia Holdings Corp. (1)	10,342	191,948
CVR Energy, Inc.	5,055	186,984
Delek U.S. Holdings, Inc.	25,550	1,281,843
Denbury Resources, Inc. (1)	68,033	327,239
Diamondback Energy, Inc.	1,572	206,828
Eclipse Resources Corp. (1)	13,585	21,736
Energy XXI Gulf Coast, Inc. (1)	1,287	11,377
Evolution Petroleum Corp.	8,242	81,184
Forum Energy Technologies, Inc. (1)	426,116	5,262,533
Goodrich Petroleum Corp. (1)	1,800	22,266
Independence Contract Drilling, Inc. (1)	3,690	15,203
ION Geophysical Corp. (1)	3,360	81,648
Isramco, Inc. (1)	70	8,603
Jagged Peak Energy, Inc. (1)	21,480	279,670
Keane Group, Inc. (1)	17,470	238,815
Key Energy Services, Inc. (1)	3,183	51,692
Kosmos Energy Ltd. (1)	2,664	22,031
Laredo Petroleum, Inc. (1)	16,366	157,441
Liberty Oilfield Services, Inc. (1)	4,781	89,500
Lilis Energy, Inc. (1)	14,109	73,367
Mammoth Energy Services, Inc. (1)	2,687	91,251
Matador Resources Co. (1)	30,296	910,395
Newfield Exploration Co. (1)	4,440	134,310
NextDecade Corp. (1)	2,377	16,259
Northern Oil & Gas, Inc. (1)	8,605	27,106
ONEOK, Inc.	10,381	724,905
Panhandle Oil and Gas, Inc.	2,931	55,982
Par Petroleum Corp. (1)	809	14,060
Parsley Energy, Inc. (1)	10,971	332,202
Penn Virginia Corp. (1)	4,108	348,728
Pioneer Energy Services Corp. (1)	2,286	13,373
Profire Energy, Inc. (1)	7,366	24,897
ProPetro Holding Corp. (1)	23,567	369,531

Range Resources Corp.	60,110	1,005,640
Renewable Energy Group, Inc. (1)	998	17,814
Resolute Energy Corp. (1)	339	10,577
RigNet, Inc. (1)	517	5,325
Ring Energy, Inc. (1)	18,047	227,753
RPC, Inc.	1,184	17,251
RSP Permian, Inc. (1)	4,857	213,805
Sanchez Energy Corp. (1)	20,677	93,460
Select Energy Services, Inc. (1)	3,349	48,661
Solaris Oilfield Infrastructure, Inc. (1)	8,901	127,195
SRC Energy, Inc. (1)	861,675	9,495,658
Tellurian, Inc. (1)	26,905	223,850
TETRA Technologies, Inc. (1)	35,420	157,619
Uranium Energy Corp. (1)	49,578	79,821
U.S. Silica Holdings, Inc.	15,655	402,177
WildHorse Resource Development Corp. (1)	8,407	213,202
Zion Oil & Gas, Inc. (1)	16,796	68,108

		60,163,811

Financials - 9.84%
Affiliated Managers Group, Inc.	140,410	20,874,755
Alleghany Corp.	99	56,922
Allegiance Bancshares, Inc. (1)	942	40,836
Ameriprise Financial, Inc.	1,428	199,749
Ameris Bancorp	13,181	703,206
AmTrust Financial Services, Inc.	5,071	73,884
Arch Capital Group Ltd. (1)	3,826	101,236
Argo Group International Holdings Ltd.	175,024	10,177,646
Arthur J. Gallagher & Co.	363,000	23,696,640
Artisan Partners Asset Management, Inc.	16,469	496,540
Ashford, Inc. (1)	259	16,783
Atlantic Capital Bancshares, Inc. (1)	6,002	117,939
Axis Capital Holdings Ltd.	506	28,144
BancFirst Corp.	1,576	93,299
Bank of NT Butterfield & Son Ltd.	17,960	821,131
Bankwell Financial Group, Inc.	275	8,841
Blue Hills Bancorp, Inc.	3,377	74,969
Bofi Holding, Inc. (1)	19,605	802,041
BrightSphere Investment Group Plc	24,476	349,028
Brown & Brown, Inc.	769	21,324
Bryn Mawr Bank Corp.	71,090	3,291,467

BSB Bancorp, Inc. (1)	552	18,989
Cadence Bancorp	5,439	157,024
Cambridge Bancorp	251	21,722
Camden National Corp.	57,374	2,622,566
Capstar Financial Holdings, Inc. (1)	619	11,470
Carolina Financial Corp.	4,534	194,599
CBOE Holdings, Inc.	6,333	659,075
Central Pacific Financial Corp.	217,542	6,232,578
Charter Financial Corp.	651	15,722
Chemical Financial Corp.	129,772	7,224,407
City Holding Company	476	35,809
CNB Financial Corporation, Inc.	342	10,281
CoBiz Financial, Inc.	12,403	266,416
Cohen & Steers, Inc.	164,120	6,845,445
Columbia Banking System, Inc.	344,076	14,072,708
Comerica, Inc.	622	56,552
Commerce Bancshares, Inc.	188,000	12,165,480
Community Bank System, Inc.	140,914	8,323,790
ConnectOne Bancorp, Inc.	2,630	65,487
Cowen, Inc. (1)	4,430	61,355
Credit Acceptance Corp. (1)	634	224,056
Cullen/Frost Bankers, Inc.	153,000	16,560,720
Curo Group Holdings Corp. (1)	2,613	65,194
Customers Bancorp, Inc. (1)	3,069	87,098
Diamond Hill Investment Group, Inc.	1,127	219,123
Discover Financial Services	9,777	688,399
Donnelley Financial Solutions, Inc. (1)	5,234	90,915
E*TRADE Financial Corp. (1)	3,666	224,213
Eagle Bancorp, Inc. (1)	8,578	525,831
East West Bancorp, Inc.	632	41,206
Eaton Vance Corp.	7,055	368,200
Elevate Credit, Inc. (1)	6,539	55,320
Enova International, Inc. (1)	11,049	403,841
Enterprise Bancorp, Inc.	265	10,714
Enterprise Financial Services Corp.	2,680	144,586
Equity Bancshares, Inc. (1)	1,359	56,371
Erie Indemnity Co.	1,133	132,856
Esquire Financial Holdings, Inc. (1)	573	15,121
Essent Group Ltd. (1)	16,196	580,141
Evercore Partners, Inc.	99,265	10,467,494

Everest Re Group Ltd.	119,477	27,537,059
Farmers & Merchants Bancorp, Inc.	2,383	96,154
FB Financial Corp.	2,039	83,028
FCB Financial Holdings, Inc. (1)	12,317	724,240
Federal Agricultural Mortgage Corp.	1,079	96,549
Federated Investors, Inc.	9,899	230,845
FedNat Holding Co.	1,993	45,978
Financial Engines, Inc.	21,101	947,435
First Connecticut Bancorp, Inc.	877	26,836
First Financial Bankshares, Inc.	21,480	1,093,332
First Financial Northwest, Inc.	301	5,876
First Foundation, Inc. (1)	3,344	61,998
First Republic Bank	176,720	17,104,729
FirstCash, Inc.	44,614	4,008,568
FNB Bancorp	458	16,795
FS Bancorp, Inc.	562	35,546
GAMCO Investors, Inc.	942	25,208
German American Bancorp, Inc.	1,619	58,041
Glacier Bancorp, Inc.	4,810	186,051
Global Indemnity Ltd.	576	22,452
Granite Point Mortgage Trust, Inc.	2,556	46,903
Great Western Bancorp, Inc.	193,883	8,141,147
Green Bancorp, Inc.	1,607	34,711
Green Dot Corp. (1)	60,643	4,450,590
Greene County Bancorp, Inc.	938	31,798
Greenhill & Co, Inc.	6,511	184,912
Guaranty Bancorp	6,957	207,319
Hamilton Lane, Inc.	5,127	245,942
Hanmi Financial Corp.	1,216	34,474
HarborOne Bancorp, Inc. (1)	2,411	45,664
Health Insurance Innovations, Inc. (1)	4,006	129,594
Heritage Commerce Corp.	12,051	204,746
Heritage Insurance Holdings, Inc.	823	13,719
Hilltop Holdings, Inc.	11,918	263,030
Hingham Institution for Savings	217	47,675
Home Bancshares, Inc.	12,414	280,060
HomeTrust Bancshares, Inc. (1)	1,559	43,886
Houlihan Lokey, Inc.	10,216	523,264
Howard Bancorp, Inc. (1)	1,010	18,180
Independent Bank Corp.	950	74,480

Independent Bank Corp. MI	2,030	51,765
Independent Bank Group, Inc.	1,886	125,985
Infinity Property & Casualty Corp.	561	79,858
Interactive Brokers Group, Inc.	3,916	252,230
Investar Holding Corp.	661	18,277
Investment Technology Group, Inc.	1,446	30,250
Investors Title Co.	132	24,375
James River Group Holdings Ltd.	188,663	7,412,569
Kearny Financial Corp.	11,046	148,569
Kemper Corp.	9,158	692,803
Kingstone Cos, Inc.	827	13,976
Kinsale Capital Group, Inc.	6,612	362,734
Ladenburg Thalmann Financial Services, Inc.	33,043	112,346
Lakeland Financial Corp.	6,210	299,260
Lazard Ltd.	245,659	12,015,182
LegacyTexas Financial Group, Inc.	6,752	263,463
LendingTree, Inc. (1)	2,583	552,245
Live Oak Bancshares, Inc.	4,395	134,707
LPL Financial Holdings, Inc.	5,403	354,113
Macatawa Bank Corp.	873	10,598
Malvern Bancorp, Inc. (1)	416	10,130
Markel Corp. (1)	74	80,242
MarketAxess Holdings, Inc.	25,893	5,123,189
Marlin Business Services Corp.	843	25,164
MB Financial, Inc.	2,370	110,679
MBIA, Inc. (1)	2,873	25,972
Merchants Bancorp	1,518	43,309
Meridian Bancorp, Inc.	2,615	50,077
Meta Financial Group, Inc.	3,091	301,063
Midland States Bancorp, Inc.	3,622	124,090
Moelis & Co.	13,226	775,705
Moody’s Corp.	10,183	1,736,812
MSCI, Inc.	5,388	891,337
National Bank Holdings Corp.	3,097	119,513
National Commerce Corp. (1)	2,075	96,072
National General Holdings Corp.	12,739	335,418
NMI Holdings, Inc. (1)	17,213	280,572
Northern Trust Corp.	253,566	26,089,406
Old Line Bancshares, Inc.	583	20,353
On Deck Capital, Inc. (1)	15,435	108,045

OneMain Holdings, Inc. (1)	320	10,653
Origin Bancorp, Inc.	1,830	74,920
Pacific Premier Bancorp, Inc. (1)	5,131	195,748
PCSB Financial Corp.	580	11,525
People’s Utah Bancorp	5,048	180,214
Pinnacle Financial Partners, Inc.	1,988	121,964
Piper Jaffray Cos.	365	28,050
PJT Partners, Inc.	6,369	340,041
PRA Group, Inc. (1)	213,083	8,214,350
Preferred Bank Los Angeles	4,646	285,543
Primerica, Inc.	12,733	1,268,207
Prosperity Bancshares, Inc.	188,000	12,851,680
Pzena Investment Management, Inc.	5,781	53,243
Raymond James Financial, Inc.	2,374	212,117
Regional Management Corp. (1)	1,605	56,207
Reliant Bancorp, Inc.	377	10,575
RenaissanceRe Holdings Ltd.	204	24,545
Republic First Bancorp, Inc. (1)	2,760	21,666
RLI Corp.	11,182	740,137
Santander Consumer USA Holdings, Inc.	886	16,914
Seacoast Banking Corp. of Florida (1)	2,583	81,571
SEI Investments Co.	8,137	508,725
ServisFirst Bancshares, Inc.	15,650	653,074
Siebert Financial Corp. (1)	1,740	18,131
Signature Bank (1)	2,074	265,223
Silvercrest Asset Management Group, Inc.	3,023	49,275
South State Corp.	140,301	12,100,961
Southern First Bancshares, Inc. (1)	244	10,785
Southern Missouri Bancorp, Inc.	156	6,087
State Bank Financial Corp.	4,663	155,744
Sterling Bancorp Inc.	3,453	46,132
Stewart Information Services Corp.	570	24,550
Stock Yards Bancorp, Inc.	1,507	57,492
SVB Financial Group (1)	47,585	13,740,645
Synchrony Financial	16,107	537,652
Synovus Financial Corp.	651	34,392
T. Rowe Price Group, Inc.	13,412	1,556,999
Texas Capital Bancshares, Inc. (1)	1,924	176,046
The Progressive Corp.	334,730	19,799,279
Tompkins Financial Corp.	306	26,279

TriState Capital Holdings, Inc. (1)	1,996	52,096
Triumph Bancorp, Inc. (1)	7,948	323,881
Trupanion, Inc. (1)	8,058	311,039
Union Bankshares, Inc.	1,214	63,007
United Community Banks, Inc.	2,341	71,798
United Insurance Holdings Corp.	5,631	110,255
Universal Insurance Holdings, Inc.	10,719	376,237
Validus Holdings Ltd.	629	42,520
Value Line, Inc.	699	16,566
Veritex Holdings, Inc. (1)	2,199	68,323
Virtu Financial, Inc.	2,426	64,410
Virtus Investment Partners, Inc.	384	49,133
Voya Financial, Inc.	693	32,571
Walker & Dunlop, Inc.	1,167	64,944
Washington Trust Bancorp, Inc.	1,601	93,018
Waterstone Financial, Inc.	821	13,998
West Bancorporation, Inc.	1,299	32,670
Western Alliance Bancorp (1)	3,626	205,268
Westwood Holdings Group, Inc.	3,064	182,431
WisdomTree Investments, Inc.	33,448	303,708
WSFS Financial Corp.	2,576	137,301
XL Group Ltd.	5,511	308,340

		356,291,376

Healthcare - 19.85%
AAC Holdings, Inc. (1)	79,365	743,650
Abaxis, Inc.	7,272	603,649
Abeona Therapeutics, Inc. (1)	9,427	150,832
ABIOMED, Inc. (1)	19,479	7,967,885
Acadia Healthcare Co., Inc. (1)	74,532	3,049,104
ACADIA Pharmaceuticals, Inc. (1)	32,767	500,352
Accelerate Diagnostics, Inc. (1)	8,690	193,787
Acceleron Pharma, Inc. (1)	10,723	520,280
Accuray, Inc. (1)	27,232	111,651
Achaogen, Inc. (1)	8,882	76,918
Aclaris Therapeutics, Inc. (1)	7,598	151,732
Acorda Therapeutics, Inc. (1)	1,604	46,035
Adamas Pharmaceuticals, Inc. (1)	3,560	91,955
Addus HomeCare Corp. (1)	2,486	142,323
ADMA Biologics, Inc. (1)	5,890	26,564
Aduro Biotech, Inc. (1)	21,518	150,626

Adverum Biotechnologies, Inc. (1)	1,829	9,694
Aeglea BioTherapeutics, Inc. (1)	5,136	54,339
Aerie Pharmaceuticals, Inc. (1)	11,778	795,604
Agenus, Inc. (1)	25,443	57,756
Agios Pharmaceuticals, Inc. (1)	2,891	243,509
Aimmune Therapeutics, Inc. (1)	14,356	386,033
Akcea Therapeutics, Inc. (1)	4,044	95,883
Akebia Therapeutics, Inc. (1)	14,714	146,846
Akorn, Inc. (1)	3,874	64,270
Albireo Pharma, Inc. (1)	651	23,110
Alder Biopharmaceuticals, Inc. (1)	15,681	247,760
Aldeyra Therapeutics, Inc. (1)	4,992	39,686
Alexion Pharmaceuticals, Inc. (1)	154,987	19,241,636
Align Technology, Inc. (1)	10,924	3,737,537
Alkermes Plc (1)	9,400	386,904
Allena Pharmaceuticals, Inc. (1)	3,656	47,638
Allscripts Healthcare Solutions, Inc. (1)	6,944	83,328
Alnylam Pharmaceuticals, Inc. (1)	4,828	475,510
Amedisys, Inc. (1)	9,450	807,597
American Renal Associates Holdings, Inc. (1)	3,689	58,176
AmerisourceBergen Corp.	215,972	18,415,932
Amicus Therapeutics, Inc. (1)	62,626	978,218
AMN Healthcare Services, Inc. (1)	15,607	914,570
Amneal Pharmaceuticals, Inc. (1)	28,768	472,083
Amphastar Pharmaceuticals, Inc. (1)	4,509	68,807
Ampio Pharmaceuticals, Inc. (1)	24,837	54,641
AnaptysBio, Inc. (1)	6,136	435,901
ANI Pharmaceuticals, Inc. (1)	2,692	179,826
Antares Pharma, Inc. (1)	49,265	127,104
Apellis Pharmaceuticals, Inc. (1)	11,963	263,186
Apollo Medical Holdings, Inc. (1)	6,590	170,417
Aratana Therapeutics, Inc. (1)	7,201	30,604
Arbutus Biopharma Corp. (1)	2,966	21,652
Arcus Biosciences, Inc. (1)	1,115	13,648
Arena Pharmaceuticals, Inc. (1)	13,179	574,604
ArQule, Inc. (1)	26,892	148,713
Array BioPharma, Inc. (1)	67,401	1,130,989
Arrowhead Pharmaceuticals, Inc. (1)	28,785	391,476
Arsanis, Inc. (1)	1,627	5,906
Assembly Biosciences, Inc. (1)	5,621	220,399

Atara Biotherapeutics, Inc. (1)	13,457	494,545
Athenahealth, Inc. (1)	23,631	3,760,637
Athenex, Inc. (1)	13,947	260,251
Athersys, Inc. (1)	34,177	67,329
AtriCure, Inc. (1)	11,126	300,958
Atrion Corp.	473	283,516
Audentes Therapeutics, Inc. (1)	9,763	373,044
AVEO Pharmaceuticals, Inc. (1)	18,887	42,685
Avid Bioservices, Inc. (1)	15,914	62,383
AxoGen, Inc. (1)	11,001	552,800
Bellicum Pharmaceuticals, Inc. (1)	8,687	64,110
BioCryst Pharmaceuticals, Inc. (1)	27,949	160,148
Biohaven Pharmaceutical Holding Co. Ltd. (1)	9,043	357,379
BioMarin Pharmaceutical, Inc. (1)	235,385	22,173,267
BioScrip, Inc. (1)	3,639	10,662
BioSpecifics Technologies Corp. (1)	1,858	83,350
Bio-Techne Corp.	143,325	21,204,934
BioTelemetry, Inc. (1)	10,721	482,445
BioTime, Inc. (1)	7,638	15,734
Bluebird Bio, Inc. (1)	2,105	330,380
Blueprint Medicines Corp. (1)	13,682	868,533
Bruker Corp.	2,537	73,674
Calyxt, Inc. (1)	1,627	30,376
Cambrex Corp. (1)	4,833	252,766
Cantel Medical Corp.	65,584	6,450,842
Capital Senior Living Corp. (1)	7,886	84,144
Cara Therapeutics, Inc. (1)	7,491	143,453
Cardiovascular Systems, Inc. (1)	10,808	349,531
CareDx, Inc. (1)	10,352	126,708
CASI Pharmaceuticals, Inc. (1)	13,683	112,611
Castlight Health, Inc. (1)	23,072	98,056
Catalent, Inc. (1)	654,010	27,396,479
Catalyst Pharmaceuticals, Inc. (1)	30,566	95,366
Celcuity, Inc. (1)	1,823	45,247
Cellular Biomedicine Group, Inc. (1)	2,148	41,993
Centene Corp. (1)	11,039	1,360,115
Cerner Corp. (1)	64,611	3,863,092
Cerus Corp. (1)	37,900	252,793
Charles River Laboratories International, Inc. (1)	2,086	234,174
Chemed Corp.	949	305,398

ChemoCentryx, Inc. (1)	7,032	92,611
ChromaDex Corp. (1)	12,044	44,683
Civitas Solutions, Inc. (1)	3,753	61,549
Clearside Biomedical, Inc. (1)	8,852	94,628
Clovis Oncology, Inc. (1)	15,775	717,289
Codexis, Inc. (1)	16,846	242,582
Cohbar, Inc. (1)	7,030	46,047
Coherus Biosciences, Inc. (1)	15,553	217,742
Collegium Pharmaceutical, Inc. (1)	9,722	231,870
Computer Programs & Systems, Inc.	1,994	65,603
CONMED Corp.	3,102	227,066
Corbus Pharmaceuticals Holdings, Inc. (1)	15,874	80,164
Corcept Therapeutics, Inc. (1)	32,343	508,432
Corium International, Inc. (1)	7,613	60,980
CorVel Corp. (1)	3,092	166,968
Corvus Pharmaceuticals, Inc. (1)	3,941	43,272
Cotiviti Holdings, Inc. (1)	10,903	481,149
CryoLife, Inc. (1)	7,990	222,522
CryoPort, Inc. (1)	7,887	124,457
CTI BioPharma Corp. (1)	15,629	77,832
Cue Biopharma, Inc. (1)	5,425	64,341
Cutera, Inc. (1)	4,482	180,625
Cymabay Therapeutics, Inc. (1)	14,970	200,897
Cytokinetics, Inc. (1)	13,509	112,125
CytomX Therapeutics, Inc. (1)	12,782	292,197
CytoSorbents Corp. (1)	7,766	88,532
DaVita, Inc. (1)	4,320	299,981
Deciphera Pharmaceuticals, Inc. (1)	2,415	95,030
Denali Therapeutics, Inc. (1)	5,371	81,908
Dentsply Sirona, Inc.	699,570	30,620,179
Depomed, Inc. (1)	16,508	110,108
Dermira, Inc. (1)	11,049	101,651
DexCom, Inc. (1)	44,050	4,183,869
Dicerna Pharmaceuticals, Inc. (1)	14,745	180,626
Dova Pharmaceuticals, Inc. (1)	4,024	120,398
Durect Corp. (1)	49,629	77,421
Dynavax Technologies Corp. (1)	18,388	280,417
Eagle Pharmaceuticals, Inc. (1)	3,455	261,405
Editas Medicine, Inc. (1)	15,117	541,642
Edwards Lifesciences Corp. (1)	122,844	17,882,401

Eloxx Pharmaceuticals, Inc. (1)	6,917	118,073
Emergent BioSolutions, Inc. (1)	14,823	748,413
Enanta Pharmaceuticals, Inc. (1)	5,540	642,086
Encompass Health Corp.	6,001	406,388
Endo International Plc (1)	4,509	42,520
Endocyte, Inc. (1)	19,701	271,874
Endologix, Inc. (1)	27,916	158,005
Ensign Group, Inc.	16,259	582,397
Envision Healthcare Corp. (1)	1,366	60,118
Enzo Biochem, Inc. (1)	14,044	72,888
Epizyme, Inc. (1)	12,823	173,752
Esperion Therapeutics, Inc. (1)	7,595	297,648
Evelo Biosciences, Inc. (1)	1,690	19,942
Evolent Health, Inc. (1)	4,974	104,703
Evolus, Inc. (1)	1,605	44,924
Exact Sciences Corp. (1)	7,314	437,304
Exelixis, Inc. (1)	102,576	2,207,436
Fate Therapeutics, Inc. (1)	16,468	186,747
Fennec Pharmaceuticals, Inc. (1)	3,523	36,780
FibroGen, Inc. (1)	24,727	1,547,910
Flexion Therapeutics, Inc. (1)	11,149	288,202
Fluidigm Corp. (1)	8,505	50,690
FONAR Corp. (1)	402	10,673
Fortress Biotech, Inc. (1)	10,002	29,806
Foundation Medicine, Inc. (1)	4,609	630,050
G1 Therapeutics, Inc. (1)	6,756	293,616
Genesis Healthcare, Inc. (1)	18,382	42,095
GenMark Diagnostics, Inc. (1)	17,763	113,328
Genomic Health, Inc. (1)	6,859	345,694
Geron Corp. (1)	53,196	182,462
Glaukos Corp. (1)	10,931	444,236
Global Blood Therapeutics, Inc. (1)	16,542	747,698
Globus Medical, Inc. (1)	151,801	7,659,878
GlycoMimetics, Inc. (1)	11,294	182,172
GTx, Inc. (1)	1,452	22,230
Haemonetics Corp. (1)	17,757	1,592,448
Halozyme Therapeutics, Inc. (1)	41,427	698,873
HealthEquity, Inc. (1)	75,711	5,685,896
HealthStream, Inc.	8,672	236,832
Helius Medical Technologies, Inc. (1)	4,125	39,270

Henry Schein, Inc. (1)	157,396	11,433,245
Heron Therapeutics, Inc. (1)	21,115	820,318
Heska Corp. (1)	2,209	229,272
Hill-Rom Holdings, Inc.	2,673	233,460
HMS Holdings Corp. (1)	132,135	2,856,759
Hologic, Inc. (1)	77,739	3,090,125
Homology Medicines, Inc. (1)	3,278	66,871
Horizon Pharma Plc (1)	54,706	905,931
ICON Plc (1)	39,828	5,278,405
ICU Medical, Inc. (1)	28,907	8,488,541
Idera Pharmaceuticals, Inc. (1)	48,487	64,003
IDEXX Laboratories, Inc. (1)	102,645	22,370,451
Illumina, Inc. (1)	69,050	19,284,975
Immune Design Corp. (1)	546	2,484
ImmunoGen, Inc. (1)	42,408	412,630
Immunomedics, Inc. (1)	39,502	935,012
Incyte Corp. (1)	105,350	7,058,450
Innovate Biopharmaceuticals, Inc. (1)	5,365	126,453
Innoviva, Inc. (1)	22,991	317,276
Inogen, Inc. (1)	5,831	1,086,490
Inovalon Holdings, Inc. (1)	23,182	230,081
Inovio Pharmaceuticals, Inc. (1)	26,849	105,248
Insmed, Inc. (1)	25,359	599,740
Inspire Medical Systems, Inc. (1)	2,456	87,581
Insulet Corp. (1)	3,578	306,635
Insys Therapeutics, Inc. (1)	8,551	61,909
Integer Holdings Corp. (1)	7,573	489,594
Integra LifeSciences Holdings Corp. (1)	636,955	41,026,272
Intellia Therapeutics, Inc. (1)	10,996	300,851
Intercept Pharmaceuticals, Inc. (1)	7,265	609,606
Intersect ENT, Inc. (1)	9,812	367,459
Intra-Cellular Therapies, Inc. (1)	7,550	133,409
Intrexon Corp. (1)	23,142	322,599
IntriCon Corp. (1)	1,924	77,537
Intuitive Surgical, Inc. (1)	9,660	4,622,117
InVitae Corp. (1)	21,400	157,290
Ionis Pharmaceuticals, Inc. (1)	7,626	317,775
Iovance Biotherapeutics, Inc. (1)	27,222	348,442
iRadimed Corp. (1)	1,095	22,721
iRhythm Technologies, Inc. (1)	7,847	636,627

Ironwood Pharmaceuticals, Inc. (1)	45,923	878,048
Jazz Pharmaceuticals Plc (1)	3,312	570,658
Jounce Therapeutics, Inc. (1)	5,493	42,076
K2M Group Holdings, Inc. (1)	13,791	310,298
Kadmon Holdings, Inc. (1)	21,976	87,684
Kala Pharmaceuticals, Inc. (1)	3,838	52,696
Karyopharm Therapeutics, Inc. (1)	14,536	246,967
Keryx Biopharmaceuticals, Inc. (1)	31,931	120,061
Kindred Biosciences, Inc. (1)	7,818	83,262
Kindred Healthcare, Inc. (1)	29,466	265,194
Kura Oncology, Inc. (1)	8,388	152,662
La Jolla Pharmaceutical Co. (1)	7,116	207,574
Laboratory Corp. of America Holdings (1)	139,686	25,077,828
Lantheus Holdings, Inc. (1)	11,488	167,150
LeMaitre Vascular, Inc.	5,275	176,607
Lexicon Pharmaceuticals, Inc. (1)	14,491	173,892
LHC Group, Inc. (1)	10,198	872,847
Ligand Pharmaceuticals, Inc. (1)	38,529	7,982,053
LivaNova Plc (1)	12,726	1,270,309
Loxo Oncology, Inc. (1)	8,776	1,522,460
Luminex Corp.	5,922	174,877
MacroGenics, Inc. (1)	13,054	269,565
Madrigal Pharmaceuticals, Inc. (1)	1,922	537,564
MannKind Corp. (1)	44,391	84,343
Marinus Pharmaceuticals, Inc. (1)	11,490	81,234
Masimo Corp. (1)	110,430	10,783,490
Medicines Co. (1)	21,157	776,462
MediciNova, Inc. (1)	12,384	98,577
Medidata Solutions, Inc. (1)	338,114	27,238,464
Medpace Holdings, Inc. (1)	3,997	171,871
Meridian Bioscience, Inc.	12,213	194,187
Merit Medical Systems, Inc. (1)	137,338	7,031,706
Mersana Therapeutics, Inc. (1)	3,940	70,368
Mettler-Toledo International, Inc. (1)	46,184	26,723,448
MiMedx Group, Inc. (1)	34,652	221,426
Minerva Neurosciences, Inc. (1)	8,259	68,137
Miragen Therapeutics, Inc. (1)	6,438	41,268
Mirati Therapeutics, Inc. (1)	5,986	295,110
Molina Healthcare, Inc. (1)	3,173	310,764
Momenta Pharmaceuticals, Inc. (1)	25,435	520,146

Mustang Bio, Inc. (1)	4,783	32,955
MyoKardia, Inc. (1)	10,094	501,167
Myriad Genetics, Inc. (1)	19,167	716,271
NanoString Technologies, Inc. (1)	6,215	85,021
NantHealth, Inc. (1)	3,540	11,717
Natera, Inc. (1)	9,782	184,097
National Research Corp.	3,406	127,384
Natus Medical, Inc. (1)	89,448	3,085,956
Nektar Therapeutics (1)	9,544	466,034
Neogen Corp. (1)	88,927	7,131,056
NeoGenomics, Inc. (1)	18,494	242,456
Neos Therapeutics, Inc. (1)	8,306	51,913
Neurocrine Biosciences, Inc. (1)	5,447	535,113
Nevro Corp. (1)	9,630	768,956
NewLink Genetics Corp. (1)	713	3,394
Novavax, Inc. (1)	44,848	60,096
Novocure Ltd. (1)	23,770	744,001
NuVasive, Inc. (1)	435,581	22,702,482
Nuvectra Corp. (1)	4,393	90,188
NxStage Medical, Inc. (1)	21,795	608,081
Nymox Pharmaceutical Corp. (1)	2,679	9,001
Ocular Therapeutix, Inc. (1)	10,229	69,046
Odonate Therapeutics, Inc. (1)	2,139	47,229
Omeros Corp. (1)	15,210	275,909
Omnicell, Inc. (1)	167,603	8,790,777
Optinose, Inc. (1)	5,443	152,295
OraSure Technologies, Inc. (1)	18,922	311,645
Organovo Holdings, Inc. (1)	36,884	51,638
Orthofix International (1)	4,396	249,781
OrthoPediatrics Corp. (1)	2,173	57,889
Ovid therapeutics, Inc. (1)	3,545	27,651
Oxford Immunotec Global Plc (1)	8,013	103,288
Pacific Biosciences of California, Inc. (1)	41,078	145,827
Pacira Pharmaceuticals, Inc. (1)	107,180	3,435,119
Palatin Technologies, Inc. (1)	50,847	49,311
Paratek Pharmaceuticals, Inc. (1)	10,008	102,082
Penumbra, Inc. (1)	20,430	2,822,405
PetIQ, Inc. (1)	3,037	81,574
Pfenex, Inc. (1)	6,257	33,850
Phibro Animal Health Corp.	6,293	289,793

Pieris Pharmaceuticals, Inc. (1)	16,441	83,356
PolarityTE, Inc. (1)	2,746	64,641
Portola Pharmaceuticals, Inc. (1)	20,026	756,382
PRA Health Sciences, Inc. (1)	27,160	2,535,658
Premier, Inc. (1)	993	36,125
Prestige Brands Holdings, Inc. (1)	169,763	6,515,504
Progenics Pharmaceuticals, Inc. (1)	24,787	199,287
Proteostasis Therapeutics, Inc. (1)	6,584	18,369
PTC Therapeutics, Inc. (1)	14,978	505,208
Pulse Biosciences, Inc. (1)	3,359	50,855
Puma Biotechnology, Inc. (1)	9,662	571,507
Quality Systems, Inc. (1)	11,137	217,172
Quanterix Corp. (1)	1,845	26,494
Quidel Corp. (1)	10,831	720,262
Quorum Health Corp. (1)	8,921	44,605
R1 RCM, Inc. (1)	31,100	269,948
Ra Pharmaceuticals, Inc. (1)	365	3,632
Radius Health, Inc. (1)	13,460	396,666
RadNet, Inc. (1)	13,211	198,165
Reata Pharmaceuticals, Inc. (1)	5,290	184,991
Recro Pharma, Inc. (1)	5,482	27,520
REGENXBIO, Inc. (1)	9,450	678,038
Repligen Corp. (1)	79,859	3,756,567
ResMed, Inc.	50,133	5,192,776
resTORbio, Inc. (1)	252	2,306
Retrophin, Inc. (1)	13,316	362,994
Revance Therapeutics, Inc. (1)	10,924	299,864
Rhythm Pharmaceuticals, Inc. (1)	4,171	130,385
Rigel Pharmaceuticals, Inc. (1)	50,429	142,714
Rocket Pharmaceuticals, Inc. (1)	7,061	138,607
Rockwell Medical, Inc. (1)	14,481	71,391
RTI Surgical, Inc. (1)	4,251	19,555
SAGE Therapeutics, Inc. (1)	2,775	434,371
Sangamo Therapeutics, Inc. (1)	33,576	476,779
Sarepta Therapeutics, Inc. (1)	3,781	499,773
Savara, Inc. (1)	7,885	89,258
Seattle Genetics, Inc. (1)	6,547	434,655
Select Medical Holdings Corp. (1)	35,844	650,569
Selecta Biosciences, Inc. (1)	5,693	75,432
Senseonics Holdings, Inc. (1)	21,010	86,351

Seres Therapeutics, Inc. (1)	6,650	57,190
Sienna Biopharmaceuticals, Inc. (1)	4,875	74,051
Sientra, Inc. (1)	7,832	152,802
SIGA Technologies, Inc. (1)	17,759	105,488
Simulations Plus, Inc.	3,648	81,168
Solid Biosciences, Inc. (1)	3,112	110,881
Sorrento Therapeutics, Inc. (1)	29,012	208,886
Spark Therapeutics, Inc. (1)	10,404	861,035
Spectrum Pharmaceuticals, Inc. (1)	30,150	631,944
Spero Therapeutics, Inc. (1)	178	2,611
Spring Bank Pharmaceuticals, Inc. (1)	2,687	31,841
STAAR Surgical Co. (1)	13,757	426,467
Stemline Therapeutics, Inc. (1)	9,320	149,586
STERIS Plc	24,410	2,563,294
Supernus Pharmaceuticals, Inc. (1)	16,197	969,390
Surface Oncology, Inc. (1)	2,305	37,595
Surgery Partners, Inc. (1)	626	9,327
SurModics, Inc. (1)	4,301	237,415
Syndax Pharmaceuticals, Inc. (1)	1,685	11,829
Syneos Health, Inc. (1)	358,801	16,827,767
Synergy Pharmaceuticals, Inc. (1)	83,926	146,031
Syros Pharmaceuticals, Inc. (1)	7,754	79,168
T2 Biosystems, Inc. (1)	8,078	62,524
Tabula Rasa HealthCare, Inc. (1)	5,708	364,342
Tactile Systems Technology, Inc. (1)	5,718	297,336
Tandem Diabetes Care, Inc. (1)	14,756	324,927
Teladoc, Inc. (1)	20,512	1,190,722
Teleflex, Inc.	540	144,833
Teligent, Inc. (1)	14,020	48,509
Tenet Healthcare Corp. (1)	27,672	928,949
TESARO, Inc. (1)	2,351	104,549
TG Therapeutics, Inc. (1)	19,630	258,135
The Cooper Companies, Inc.	75,487	17,773,414
The Providence Service Corp. (1)	3,743	294,013
TherapeuticsMD, Inc. (1)	55,707	347,612
Theravance Biopharma, Inc. (1)	14,340	325,231
Tivity Health, Inc. (1)	13,266	466,963
Tocagen, Inc. (1)	5,662	52,883
TransEnterix, Inc. (1)	51,621	225,068
Tyme Technologies, Inc. (1)	12,756	40,309

Ultragenyx Pharmaceutical, Inc. (1)	15,568	1,196,712
UNITY Biotechnology, Inc. (1)	1,580	23,795
Universal Health Services, Inc.	111,887	12,468,687
Unum Therapeutics, Inc. (1)	1,125	16,144
U.S. Physical Therapy, Inc.	4,120	395,520
Utah Medical Products, Inc.	978	107,727
Vanda Pharmaceuticals, Inc. (1)	17,067	325,126
Varex Imaging Corp. (1)	12,768	473,565
Varian Medical Systems, Inc. (1)	102,070	11,607,400
Veeva Systems, Inc. (1)	227,339	17,473,276
Veracyte, Inc. (1)	7,636	71,320
Verastem, Inc. (1)	17,975	123,668
Vericel Corp. (1)	12,549	121,725
ViewRay, Inc. (1)	15,663	108,388
Viking Therapeutics, Inc. (1)	14,644	138,972
Vital Therapies, Inc. (1)	8,079	55,341
Vocera Communications, Inc. (1)	9,703	290,023
Voyager Therapeutics, Inc. (1)	7,206	140,805
Waters Corp. (1)	143,426	27,765,839
WaVe Life Sciences Ltd. (1)	5,872	224,604
WellCare Health Plans, Inc. (1)	2,119	521,783
West Pharmaceutical Services, Inc.	156,400	15,528,956
Wright Medical Group NV (1)	35,166	912,909
Xencor, Inc. (1)	15,300	566,253
XOMA Corp. (1)	882	18,416
Zafgen, Inc. (1)	6,647	67,999
ZIOPHARM Oncology, Inc. (1)	44,809	135,323
Zogenix, Inc. (1)	8,766	387,457
Zomedica Pharmaceuticals Corp. (1)	11,498	25,871

		718,834,845

Industrials - 15.10%
A.O. Smith Corp.	393,126	23,253,403
AAON, Inc.	184,291	6,127,676
Actuant Corp.	9,958	292,267
Advanced Disposal Services, Inc. (1)	174,068	4,313,405
Advanced Drainage Systems, Inc.	14,708	419,913
Aerojet Rocketdyne Holdings, Inc. (1)	23,160	682,988
AeroVironment, Inc. (1)	7,016	501,153
Air Lease Corp.	446	18,719
Air Transport Services Group, Inc. (1)	19,294	435,851

Alamo Group, Inc.	2,769	250,207
Alaska Air Group, Inc.	199,003	12,017,791
Albany International Corp.	9,544	574,072
Allegiant Travel Co.	4,285	595,401
Allegion Plc	4,824	373,185
Allied Motion Technologies, Inc.	2,218	106,198
Allison Transmission Holdings, Inc.	7,384	298,978
Altra Industrial Motion Corp.	4,756	204,984
American Woodmark Corp. (1)	4,675	427,996
AMETEK, Inc.	253,675	18,305,188
Apogee Enterprises, Inc.	7,835	377,412
Applied Industrial Technologies, Inc.	12,573	881,996
ArcBest Corp.	1,136	51,915
Armstrong Flooring, Inc. (1)	757	10,628
Armstrong World Industries, Inc. (1)	2,766	174,811
ASGN, Inc. (1)	16,809	1,314,296
Astec Industries, Inc.	3,698	221,140
Astronics Corp. (1)	7,078	254,596
Atkore International Group, Inc. (1)	13,038	270,799
Avis Budget Group, Inc. (1)	22,658	736,385
Axon Enterprise, Inc. (1)	68,429	4,323,344
AZZ, Inc.	2,682	116,533
Barnes Group, Inc.	2,167	127,636
Barrett Business Services, Inc.	2,375	229,354
Beacon Roofing Supply, Inc. (1)	208,358	8,880,218
BG Staffing, Inc.	2,363	54,940
Blue Bird Corp. (1)	2,308	51,584
BlueLinx Holdings, Inc. (1)	2,818	105,760
BMC Stock Holdings, Inc. (1)	913	19,036
Builders FirstSource, Inc. (1)	37,478	685,473
BWX Technologies, Inc.	6,094	379,778
C.H. Robinson Worldwide, Inc.	8,458	707,596
CAI International, Inc. (1)	2,622	60,935
Casella Waste Systems, Inc. (1)	2,534	64,896
Chart Industries, Inc. (1)	4,461	275,154
Cimpress (1)	7,280	1,055,309
Cintas Corp.	5,338	987,904
Columbus Mckinnon Corp.	4,481	194,296
Comfort Systems USA, Inc.	12,152	556,562
Commercial Vehicle Group, Inc. (1)	9,573	70,266

Continental Building Products, Inc. (1)	12,323	388,791
Copart, Inc. (1)	209,477	11,848,019
CoStar Group, Inc. (1)	17,981	7,419,500
Covanta Holding Corp.	39,043	644,209
CRA International, Inc.	686	34,911
CSW Industrials, Inc. (1)	5,181	273,816
Cubic Corp.	6,222	399,452
Cummins, Inc.	3,366	447,678
Curtiss-Wright Corp.	201	23,923
Deluxe Corp.	15,919	1,053,997
DMC Global, Inc.	4,713	211,614
Donaldson Co., Inc.	7,397	333,753
Douglas Dynamics, Inc.	7,340	352,320
Dun & Bradstreet Corp.	991	121,546
DXP Enterprises, Inc. (1)	4,124	157,537
Dycom Industries, Inc. (1)	9,995	944,627
Echo Global Logistics, Inc. (1)	8,746	255,820
EMCOR Group, Inc.	14,455	1,101,182
Energous Corp. (1)	7,961	118,062
Energy Recovery, Inc. (1)	11,558	93,389
EnerSys, Inc.	9,125	681,090
EnPro Industries, Inc.	730	51,063
EnviroStar, Inc.	1,274	51,342
Equifax, Inc.	1,980	247,718
Evoqua Water Technologies Corp. (1)	25,096	514,468
Expeditors International of Washington, Inc.	10,642	777,930
Exponent, Inc.	17,049	823,467
Fastenal Co.	17,527	843,574
Federal Signal Corp.	18,539	431,773
Forrester Research, Inc.	3,291	138,057
Fortive Corp.	159,269	12,281,233
Fortune Brands Home & Security, Inc.	3,674	197,257
Forward Air Corp.	9,742	575,557
Foundation Building Materials, Inc. (1)	1,276	19,625
Franklin Covey Co. (1)	3,082	75,663
Franklin Electric Company, Inc.	14,678	661,978
Gardner Denver Holdings, Inc. (1)	2,029	59,632
Gates Industrial Corp. Plc (1)	838,000	13,634,260
Gencor Industries, Inc. (1)	565	9,125
Generac Holdings, Inc. (1)	20,001	1,034,652

General Finance Corp. (1)	1,274	17,263
Genesee & Wyoming, Inc. (1)	76,095	6,188,045
Global Brass and Copper Holdings, Inc.	6,663	208,885
GMS, Inc. (1)	10,089	273,311
Gorman Rupp Co.	1,195	41,825
Graco, Inc.	10,065	455,139
Granite Construction, Inc.	11,545	642,595
Griffon Corp.	612	10,894
H&E Equipment Services, Inc.	8,253	310,395
Harris Corp.	33,068	4,779,649
Harsco Corp. (1)	26,647	588,899
HC2 Holdings, Inc. (1)	13,523	79,110
HD Supply Holdings, Inc. (1)	3,399	145,783
Healthcare Services Group, Inc.	167,840	7,249,010
Heartland Express, Inc.	15,913	295,186
Heico Corp.	57,755	4,212,072
Heico Corp. - Class A	79,043	4,817,640
Heidrick & Struggles International, Inc.	6,188	216,580
Herc Holdings, Inc. (1)	7,954	448,128
Heritage Crystal Clean, Inc. (1)	386	7,759
Herman Miller, Inc.	16,920	573,588
Hexcel Corp.	1,184	78,594
Hill International, Inc. (1)	13,920	82,128
Hillenbrand, Inc.	20,779	979,730
HNI Corp.	14,484	538,805
Hub Group, Inc. (1)	6,901	343,670
Hubbell, Inc.	2,258	238,761
Huntington Ingalls Industries, Inc.	2,286	495,582
ICF International, Inc.	656	46,609
IDEX Corp.	300,581	41,023,295
IHS Markit Ltd. (1)	36,948	1,906,147
Ingersoll-Rand Plc	8,189	734,799
InnerWorkings, Inc. (1)	1,633	14,191
Insperity, Inc.	12,660	1,205,865
Insteel Industries, Inc.	5,438	181,629
Interface, Inc.	17,670	405,526
J.B. Hunt Transportation Services, Inc.	24,398	2,965,577
JELD-WEN Holding, Inc. (1)	23,285	665,718
John Bean Technologies Corp.	10,359	920,915
Kadant, Inc.	3,610	347,101

Kaman Corp.	9,100	634,179
KAR Auction Services, Inc.	7,709	422,453
Kennametal, Inc.	16,854	605,059
Kforce, Inc.	7,664	262,875
Kimball International, Inc.	10,693	172,799
Knoll, Inc.	15,314	318,684
Korn/Ferry International	18,658	1,155,490
Kornit Digital Ltd. (1)	81,435	1,449,543
Kratos Defense & Security Solutions, Inc. (1)	10,424	119,980
Landstar System, Inc.	44,604	4,870,757
Lawson Products, Inc. (1)	633	15,414
Lennox International, Inc.	2,100	420,315
Lincoln Electric Holdings, Inc.	3,840	336,998
Lindsay Corp.	3,550	344,314
Lydall, Inc. (1)	907	39,591
Manitex International, Inc. (1)	3,491	43,568
Marten Transport Ltd.	6,029	141,380
Masco Corp.	12,910	483,092
Masonite International Corp. (1)	8,609	618,557
MasTec, Inc. (1)	21,480	1,090,110
Matson, Inc.	6,357	243,982
McGrath RentCorp	7,921	501,162
Mercury Systems, Inc. (1)	76,503	2,911,704
Meritor, Inc. (1)	27,897	573,841
Milacron Holdings Corp. (1)	2,534	47,969
Miller Industries, Inc.	188	4,803
Mistras Group, Inc. (1)	4,230	79,862
Mobile Mini, Inc.	13,061	612,561
Moog, Inc.	997	77,726
MRC Global, Inc. (1)	15,152	328,344
MSA Safety, Inc.	11,300	1,088,642
MSC Industrial Direct Co., Inc.	26,940	2,285,859
Mueller Industries, Inc.	18,852	556,323
Mueller Water Products, Inc.	30,708	359,898
MYR Group, Inc. (1)	5,355	189,888
National Presto Industries, Inc.	130	16,120
Navistar International Corp. (1)	1,020	41,534
NCI Building Systems, Inc. (1)	14,120	296,520
Nordson Corp.	213,303	27,390,238
NV5 Global, Inc. (1)	2,760	191,268

Old Dominion Freight Line, Inc.	4,027	599,862
Omega Flex, Inc.	963	76,183
Orion Group Holdings, Inc. (1)	3,691	30,488
P.A.M. Transportation Services, Inc. (1)	475	22,311
Parker-Hannifin Corp.	1,451	226,138
Patrick Industries, Inc. (1)	7,890	448,546
PGT Innovations, Inc. (1)	16,116	336,019
Pitney Bowes, Inc.	31,621	270,992
Plug Power, Inc. (1)	70,450	142,309
Primoris Services Corp.	300,742	8,189,205
Proto Labs, Inc. (1)	56,870	6,764,686
Quanta Services, Inc. (1)	2,685	89,679
Raven Industries, Inc.	11,923	458,439
RBC Bearings, Inc. (1)	62,713	8,078,062
Republic Services, Inc.	908	62,071
Resources Connection, Inc.	3,027	51,156
REV Group, Inc.	1,792	30,482
Rexnord Corp. (1)	4,077	118,478
Ritchie Bros Auctioneers, Inc.	549,300	18,742,116
Robert Half International, Inc.	7,342	477,964
Rockwell Automation, Inc.	259,339	43,109,922
Rockwell Collins, Inc.	1,357	182,761
Rollins, Inc.	5,878	309,065
Roper Technologies, Inc.	1,152	317,848
Rush Enterprises, Inc. - Class A (1)	4,733	205,318
Rush Enterprises, Inc. - Class B (1)	606	26,603
Saia, Inc. (1)	8,493	686,659
Schneider National, Inc.	487	13,397
Sensata Technologies Holding Plc (1)	5,683	270,397
Simpson Manufacturing Company, Inc.	13,690	851,381
SiteOne Landscape Supply, Inc. (1)	57,069	4,792,084
SP Plus Corp. (1)	2,117	78,752
Spartan Motors, Inc.	11,447	172,850
Sparton Corp. (1)	1,430	27,156
Spirit AeroSystems Holdings, Inc.	6,919	594,411
SPX Corp. (1)	11,744	411,627
Standex International Corp.	3,311	338,384
Stericycle, Inc. (1)	243,000	15,865,470
Sterling Construction Company, Inc. (1)	1,667	21,721
Sun Hydraulics Corp.	9,489	457,275

Team, Inc. (1)	563	13,005
Tennant Co.	5,906	466,574
Tetra Tech, Inc.	17,212	1,006,902
Textron, Inc.	2,640	174,002
The Brink’s Co.	16,627	1,326,003
The Middleby Corp. (1)	14,837	1,549,280
The Toro Co.	95,174	5,734,233
Thermon Group Holdings, Inc. (1)	2,844	65,042
TPI Composites, Inc. (1)	4,927	144,065
TransDigm Group, Inc.	2,964	1,022,995
TransUnion	11,247	805,735
Trex Company, Inc. (1)	19,541	1,223,071
TriNet Group, Inc. (1)	14,419	806,599
TrueBlue, Inc. (1)	639	17,221
Twin Disc, Inc. (1)	369	9,159
UniFirst Corp.	26,713	4,725,530
United Rentals, Inc. (1)	139,740	20,628,419
Univar, Inc. (1)	1,017	26,686
Universal Forest Products, Inc.	17,653	646,453
Universal Logistics Holdings, Inc.	2,620	68,775
U.S. Ecology, Inc.	7,302	465,137
USA Truck, Inc. (1)	2,322	54,497
Verisk Analytics, Inc. (1)	240,365	25,872,889
Viad Corp.	3,814	206,909
Vicor Corp. (1)	5,187	225,894
Vivint Solar, Inc. (1)	2,584	12,791
VSE Corp.	222	10,607
W.W. Grainger, Inc.	2,777	856,427
Wabash National Corp.	5,110	95,353
WABCO Holdings, Inc. (1)	160,113	18,736,423
Wabtec Corp.	188,891	18,620,875
WageWorks, Inc. (1)	210,359	10,517,950
Watsco, Inc.	41,568	7,410,743
Watts Water Technologies, Inc.	5,247	411,365
Welbilt, Inc. (1)	332,770	7,424,099
Werner Enterprises, Inc.	7,140	268,107
Wesco Aircraft Holdings, Inc. (1)	4,676	52,605
Willdan Group, Inc. (1)	2,537	78,571
Willis Lease Finance Corp. (1)	289	9,129
Willscot Corp. (1)	7,347	108,736

Woodward, Inc.	17,707	1,360,960
XPO Logistics, Inc. (1)	114,148	11,435,347
Xylem, Inc.	6,120	412,366
YRC Worldwide, Inc. (1)	2,020	20,301

		546,929,434

Information Technology - 24.27%
2U, Inc. (1)	29,720	2,483,403
3D Systems Corp. (1)	1,799	24,844
8x8, Inc. (1)	124,993	2,506,110
A10 Networks, Inc. (1)	15,829	98,615
Acacia Communications, Inc. (1)	1,227	42,712
ACI Worldwide, Inc. (1)	35,985	887,750
ACM Research, Inc. (1)	2,512	27,079
Acxiom Corp. (1)	13,057	391,057
Adesto Technologies Corp. (1)	5,639	47,368
Advanced Energy Industries, Inc. (1)	13,022	756,448
Advanced Micro Devices, Inc. (1)	55,522	832,275
Aerohive Networks, Inc. (1)	11,236	44,607
Agilysys, Inc. (1)	2,180	33,790
Akamai Technologies, Inc. (1)	78,500	5,748,555
Alarm.com Holdings, Inc. (1)	10,231	413,128
Alliance Data Systems Corp.	77,401	18,049,913
Altair Engineering, Inc. (1)	8,277	282,908
Alteryx, Inc. (1)	9,246	352,827
Ambarella, Inc. (1)	4,456	172,046
Amber Road, Inc. (1)	7,399	69,625
American Software, Inc.	5,180	75,473
Amphenol Corp.	18,090	1,576,543
Analog Devices, Inc.	3,573	342,722
ANGI Homeservices, Inc. (1)	218,444	3,359,669
ANSYS, Inc. (1)	94,398	16,442,244
Appfolio, Inc. (1)	4,866	297,556
Applied Optoelectronics, Inc. (1)	4,769	214,128
Apptio, Inc. (1)	11,125	402,725
Aquantia Corp. (1)	6,665	77,181
Arista Networks, Inc. (1)	50,225	12,932,435
Aspen Technology, Inc. (1)	358,950	33,289,023
Asure Software, Inc. (1)	3,093	49,333
Atlassian Corp. Plc (1)	475,700	29,740,764
Autodesk, Inc. (1)	11,262	1,476,336

Avid Technology, Inc. (1)	6,485	33,722
Badger Meter, Inc.	9,455	422,638
Benefitfocus, Inc. (1)	6,666	223,978
Black Knight, Inc. (1)	8,690	465,349
Blackbaud, Inc.	191,954	19,665,687
Blackline, Inc. (1)	10,704	464,875
Blucora, Inc. (1)	11,203	414,511
Booz Allen Hamilton Holding Corp.	8,228	359,810
Bottomline Technologies, Inc. (1)	13,325	663,985
Box, Inc. (1)	42,076	1,051,479
Brightcove, Inc. (1)	11,413	110,135
Broadridge Financial Solutions, Inc.	7,177	826,073
Brooks Automation, Inc.	22,937	748,205
Cabot Microelectronics Corp.	73,913	7,950,082
Cadence Design Systems, Inc. (1)	107,765	4,667,302
CalAmp Corp. (1)	11,572	271,132
Calix, Inc. (1)	6,990	54,522
Carbon Black, Inc. (1)	2,572	66,872
Carbonite, Inc. (1)	8,816	307,678
Cardlytics, Inc. (1)	1,910	41,562
Cardtronics Plc (1)	10,634	257,130
Care.com, Inc. (1)	6,600	137,808
Cargurus, Inc. (1)	16,255	564,699
Casa Systems, Inc. (1)	4,180	68,259
Cass Information Systems, Inc.	3,973	273,422
Cavium, Inc. (1)	4,158	359,667
CDK Global, Inc.	8,040	523,002
CDW Corp.	9,062	732,119
Ceridian HCM Holding, Inc. (1)	1,495	49,619
CEVA, Inc. (1)	6,788	204,998
ChannelAdvisor Corp. (1)	7,764	109,084
Cirrus Logic, Inc. (1)	1,215	46,571
Cision Ltd. (1)	12,991	194,215
Citrix Systems, Inc. (1)	126,340	13,245,486
Clearfield, Inc. (1)	2,216	24,487
Cloudera, Inc. (1)	34,252	467,197
Cognex Corp.	188,672	8,416,658
Coherent, Inc. (1)	1,085	169,716
Cohu, Inc.	1,662	40,736
CommVault Systems, Inc. (1)	13,029	857,960

Control4 Corp. (1)	3,507	85,255
ConvergeOne Holdings, Inc.	6,126	57,523
CoreLogic, Inc. (1)	3,130	162,447
Cornerstone OnDemand, Inc. (1)	17,696	839,321
Coupa Software, Inc. (1)	17,559	1,092,872
Cray, Inc. (1)	2,185	53,751
CSG Systems International, Inc.	9,098	371,835
CyberArk Software Ltd. (1)	28,729	1,808,778
Cypress Semiconductor Corp.	15,077	234,900
Dell Technologies, Inc. - VMware, Inc. (1)	889	75,192
Digimarc Corp. (1)	3,363	90,128
Diodes, Inc. (1)	3,235	111,510
DocuSign, Inc. (1)	13,439	711,595
Dolby Laboratories, Inc.	76,640	4,727,922
Eastman Kodak Co. (1)	5,915	22,477
Ebix, Inc.	7,989	609,161
eGain Corp. (1)	4,765	71,951
Electronic Arts, Inc. (1)	20,800	2,933,216
Ellie Mae, Inc. (1)	62,773	6,518,348
Endurance International Group Holdings, Inc. (1)	23,429	233,119
Entegris, Inc.	46,868	1,588,825
Envestnet, Inc. (1)	92,770	5,097,711
EPAM Systems, Inc. (1)	3,096	384,926
ePlus, Inc. (1)	4,507	424,109
Etsy, Inc. (1)	39,483	1,665,788
Euronet Worldwide, Inc. (1)	41,264	3,456,685
Everbridge, Inc. (1)	8,649	410,136
Everi Holdings, Inc. (1)	21,944	157,997
EVERTEC, Inc.	16,930	369,920
Exela Technologies, Inc. (1)	11,627	55,228
ExlService Holdings, Inc. (1)	204,822	11,594,973
Extreme Networks, Inc. (1)	38,086	303,165
F5 Networks, Inc. (1)	3,730	643,238
FactSet Research Systems, Inc.	2,316	458,800
Fair Isaac Corp. (1)	1,799	347,783
FARO Technologies, Inc. (1)	5,266	286,207
Fidelity National Information Services, Inc.	1,714	181,735
FireEye, Inc. (1)	7,615	117,195
First Data Corp. (1)	29,317	613,605
Fiserv, Inc. (1)	25,034	1,854,769

Fitbit, Inc. (1)	14,432	94,241
Five9, Inc. (1)	18,745	648,015
FleetCor Technologies, Inc. (1)	5,441	1,146,147
FLIR Systems, Inc.	179,507	9,328,979
ForeScout Technologies, Inc. (1)	9,560	327,526
FormFactor, Inc. (1)	2,032	27,026
Fortinet, Inc. (1)	628,825	39,257,545
Gartner, Inc. (1)	5,411	719,122
Genpact Ltd.	3,230	93,444
Global Payments, Inc.	9,710	1,082,568
Glu Mobile, Inc. (1)	36,299	232,677
GoDaddy, Inc. (1)	9,152	646,131
Gogo, Inc. (1)	18,286	88,870
GrubHub, Inc. (1)	348,794	36,591,979
GTT Communications, Inc. (1)	11,564	520,380
Guidewire Software, Inc. (1)	209,114	18,565,141
Hackett Group, Inc.	7,295	117,231
Hortonworks, Inc. (1)	22,767	414,815
HubSpot, Inc. (1)	11,980	1,502,292
Ichor Holdings Ltd. (1)	8,458	179,479
II-VI, Inc. (1)	20,460	888,987
Immersion Corp. (1)	9,757	150,648
Imperva, Inc. (1)	11,649	562,064
Impinj, Inc. (1)	6,347	140,332
Information Services Group, Inc. (1)	5,558	22,788
Inphi Corp. (1)	14,370	468,606
Insight Enterprises, Inc. (1)	4,454	217,934
Instructure, Inc. (1)	10,337	439,839
Integrated Device Technology, Inc. (1)	122,608	3,908,743
InterActiveCorp (1)	4,550	693,829
Interdigital, Inc.	5,096	412,266
Internap Corp. (1)	6,650	69,293
IPG Photonics Corp. (1)	91,664	20,223,828
Iteris, Inc. (1)	9,034	43,725
Itron, Inc. (1)	11,280	677,364
J2 Global, Inc.	83,873	7,264,241
Jack Henry & Associates, Inc.	4,693	611,779
KLA-Tencor Corp.	9,532	977,316
Kopin Corp. (1)	19,225	54,983
Lam Research Corp.	10,025	1,732,821

Lattice Semiconductor Corp. (1)	38,830	254,725
Leaf Group Ltd. (1)	3,314	35,957
Limelight Networks, Inc. (1)	35,894	160,446
Littelfuse, Inc.	35,544	8,110,430
LivePerson, Inc. (1)	18,654	393,599
LogMeIn, Inc.	258,663	26,706,955
Lumentum Holdings, Inc. (1)	20,737	1,200,672
Majesco, Inc. (1)	1,055	6,488
Manhattan Associates, Inc. (1)	54,827	2,577,417
Match Group, Inc. (1)	3,149	121,992
Maxim Integrated Products, Inc.	17,008	997,689
MAXIMUS, Inc.	21,533	1,337,415
MaxLinear, Inc. (1)	20,719	323,009
MercadoLibre, Inc.	98,390	29,411,723
Mesa Laboratories, Inc.	1,094	230,922
Methode Electronics, Inc.	5,695	229,508
Microchip Technology, Inc.	64,830	5,896,289
MINDBODY, Inc. (1)	14,216	548,738
Mitek Systems, Inc. (1)	10,557	93,957
MKS Instruments, Inc.	3,308	316,576
MobileIron, Inc. (1)	22,471	99,996
Model N, Inc. (1)	8,524	158,546
MoneyGram International, Inc. (1)	723	4,837
Monolithic Power Systems, Inc.	53,934	7,209,358
Monotype Imaging Holdings, Inc.	6,342	128,743
Motorola Solutions, Inc.	1,120	130,334
Nanometrics, Inc. (1)	7,438	263,380
Napco Security Technologies, Inc. (1)	3,969	58,146
National Instruments Corp.	54,952	2,306,885
NCR Corp. (1)	5,929	177,751
NetApp, Inc.	16,405	1,288,285
NETGEAR, Inc. (1)	2,402	150,125
New Relic, Inc. (1)	14,643	1,472,939
NIC, Inc.	21,437	333,345
Nice Ltd. - ADR (1)	138,614	14,383,975
nLight, Inc. (1)	2,195	72,567
Novanta, Inc. (1)	10,818	673,961
Nutanix, Inc. (1)	6,501	335,257
NVE Corp.	1,496	182,183
Okta, Inc. (1)	255,237	12,856,288

ON Semiconductor Corp. (1)	84,366	1,875,878
OneSpan, Inc. (1)	10,495	206,227
OSI Systems, Inc. (1)	2,010	155,433
Palo Alto Networks, Inc. (1)	243,353	50,001,741
Pandora Media, Inc. (1)	84,741	667,759
PAR Technology Corp. (1)	2,917	51,573
Park City Group, Inc. (1)	4,729	37,359
Park Electrochemical Corp.	3,874	89,838
Paychex, Inc.	19,578	1,338,156
Paycom Software, Inc. (1)	56,541	5,587,947
Paylocity Holding Corp. (1)	9,621	566,292
PDF Solutions, Inc. (1)	919	11,010
Pegasystems, Inc.	2,292	125,602
Perficient, Inc. (1)	4,547	119,904
PFSweb, Inc. (1)	4,693	45,616
Plantronics, Inc.	10,980	837,225
Power Integrations, Inc.	108,914	7,956,168
PRGX Global, Inc. (1)	6,336	61,459
Progress Software Corp.	15,040	583,853
Proofpoint, Inc. (1)	55,104	6,354,042
PROS Holdings, Inc. (1)	57,580	2,105,701
PTC, Inc. (1)	46,060	4,320,889
Pure Storage, Inc. (1)	329,405	7,866,191
Q2 Holdings, Inc. (1)	62,792	3,582,284
QAD, Inc.	3,421	171,563
Qualys, Inc. (1)	156,680	13,208,124
Quantenna Communications, Inc. (1)	11,165	173,504
QuinStreet, Inc. (1)	12,527	159,093
Quotient Technology, Inc. (1)	26,439	346,351
Rapid7, Inc. (1)	11,963	337,596
RealPage, Inc. (1)	4,294	236,599
Red Hat, Inc. (1)	247,004	33,189,927
Reis, Inc.	2,964	64,615
Remark Holdings, Inc. (1)	7,741	30,267
Rimini Street, Inc. (1)	2,438	15,969
Rogers Corp. (1)	3,204	357,118
Rosetta Stone, Inc. (1)	801	12,840
Rudolph Technologies, Inc. (1)	10,457	309,527
Sabre Corp.	11,787	290,432
SailPoint Technologies Holding, Inc. (1)	12,749	312,860

Science Applications International Corp.	14,038	1,136,095
Semtech Corp. (1)	116,220	5,468,151
SendGrid, Inc. (1)	2,841	75,343
ServiceNow, Inc. (1)	73,362	12,652,744
ServiceSource International, Inc. (1)	26,678	105,111
Shopify, Inc. (1)	19,552	2,852,441
ShotSpotter, Inc. (1)	2,283	86,594
Shutterstock, Inc. (1)	6,249	296,578
Sigma Designs, Inc. (1)	9,217	56,224
Silicon Laboratories, Inc. (1)	43,237	4,306,405
Skyworks Solutions, Inc.	7,862	759,862
SMART Global Holdings, Inc. (1)	3,157	100,614
Splunk, Inc. (1)	552,846	54,792,567
SPS Commerce, Inc. (1)	5,581	410,092
Square, Inc. (1)	85,961	5,298,636
SS&C Technologies Holdings, Inc.	11,735	609,047
Stamps.com, Inc. (1)	19,714	4,988,628
SunPower Corp. (1)	6,665	51,121
Super Micro Computer, Inc. (1)	2,709	64,068
Switch, Inc.	2,049	24,936
Synaptics, Inc. (1)	1,054	53,090
Synopsys, Inc. (1)	144,811	12,391,477
Syntel, Inc. (1)	10,752	345,032
Tableau Software, Inc. (1)	182,385	17,828,134
Take-Two Interactive Software, Inc. (1)	43,135	5,105,459
TechTarget, Inc. (1)	6,735	191,274
Telaria, Inc. (1)	4,608	18,616
Telenav, Inc. (1)	5,639	31,578
Teradata Corp. (1)	5,235	210,185
Teradyne, Inc.	1,785	67,955
The Western Union Co.	7,734	157,232
Total System Services, Inc.	11,002	929,889
Trade Desk, Inc. (1)	10,413	976,739
Travelzoo, Inc. (1)	1,515	25,907
TrueCar, Inc. (1)	30,481	307,553
TTEC Holdings, Inc.	4,797	165,736
Tucows, Inc. (1)	3,162	191,775
Twilio, Inc. (1)	4,372	244,919
Twitter, Inc. (1)	43,260	1,889,164
Tyler Technologies, Inc. (1)	17,804	3,954,268

Ubiquiti Networks, Inc. (1)	1,174	99,461
Ultimate Software Group, Inc. (1)	18,766	4,828,679
Unisys Corp. (1)	11,779	151,949
Universal Display Corp.	2,596	223,256
Upland Software, Inc. (1)	5,234	179,893
USA Technologies, Inc. (1)	17,094	239,316
Varonis Systems, Inc. (1)	9,185	684,283
VeriFone Systems, Inc. (1)	23,323	532,231
VeriSign, Inc. (1)	6,433	884,023
Veritone, Inc. (1)	2,256	37,946
Versum Materials, Inc.	6,643	246,787
Viavi Solutions, Inc. (1)	27,205	278,579
VirnetX Holding Corp. (1)	18,050	61,370
Virtusa Corp. (1)	9,325	453,941
Vishay Precision Group, Inc. (1)	2,434	92,857
Web.com Group, Inc. (1)	12,277	317,360
WEX, Inc. (1)	31,585	6,016,311
Workday, Inc. (1)	440,191	53,315,934
Workiva, Inc. (1)	9,182	224,041
Worldpay, Inc. (1)	1,597	130,603
Xcerra Corp. (1)	15,656	218,714
Xilinx, Inc.	15,563	1,015,641
XO Group, Inc. (1)	7,987	255,584
Xperi Corp.	3,387	54,531
Yelp, Inc. (1)	26,834	1,051,356
Yext, Inc. (1)	26,831	518,912
Zebra Technologies Corp. (1)	3,228	462,411
Zendesk, Inc. (1)	6,275	341,925
Zillow Group, Inc. - Class A (1)	2,438	145,671
Zillow Group, Inc. - Class C (1)	5,069	299,375
Zix Corp. (1)	17,166	92,525
Zscaler, Inc. (1)	4,652	166,309

		878,911,665

Materials - 4.83%
A. Schulman, Inc.	8,824	392,668
AdvanSix, Inc. (1)	3,474	127,253
Albemarle Corp.	7,221	681,157
AptarGroup, Inc.	385,608	36,008,075
Avery Dennison Corp.	5,367	547,971
Axalta Coating Systems Ltd. (1)	5,263	159,522

Balchem Corp.	104,044	10,210,878
Berry Global Group, Inc. (1)	558,631	25,663,508
Boise Cascade Co.	12,118	541,675
Celanese Corp.	5,259	584,065
Century Aluminum Co. (1)	765	12,049
Chase Corp.	2,381	279,172
Chemours Co.	10,878	482,548
Cleveland-Cliffs, Inc. (1)	15,960	134,543
Coeur Mining, Inc. (1)	8,866	67,382
Compass Minerals International, Inc.	10,355	680,841
Crown Holdings, Inc. (1)	7,948	355,752
Eagle Materials, Inc.	2,542	266,834
Ferro Corp. (1)	27,931	582,361
FMC Corp.	3,333	297,337
Forterra, Inc. (1)	6,374	62,019
GCP Applied Technologies, Inc. (1)	23,900	691,905
Gold Resource Corp.	14,404	94,922
Graphic Packaging Holding Co.	501,059	7,270,366
Greif, Inc. - Class A	697	36,864
Greif, Inc. - Class B	217	12,499
HB Fuller Co.	12,519	672,020
Ingevity Corp. (1)	97,637	7,894,928
Innophos Holdings, Inc.	900	42,840
International Flavors & Fragrances, Inc.	132,041	16,367,802
International Paper Co.	2,859	148,897
Kaiser Aluminum Corp.	2,798	291,300
KapStone Paper and Packaging Corp.	29,060	1,002,570
Klondex Mines Ltd. (1)	27,180	62,786
KMG Chemicals, Inc.	4,376	322,861
Koppers Holdings, Inc. (1)	4,985	191,175
Kraton Corp. (1)	9,418	434,547
Kronos Worldwide, Inc.	7,734	174,247
Louisiana-Pacific Corp.	7,452	202,843
Marrone Bio Innovations, Inc. (1)	15,840	29,146
Martin Marietta Materials, Inc.	127,293	28,428,346
Myers Industries, Inc.	10,192	195,686
Neenah, Inc.	4,570	387,764
NewMarket Corp.	13,776	5,572,392
OMNOVA Solutions, Inc. (1)	14,641	152,266
Packaging Corp. of America	5,722	639,662

Platform Specialty Products Corp. (1)	6,409	74,344
PolyOne Corp.	25,029	1,081,753
Quaker Chemical Corp.	4,351	673,839
Ramaco Resources, Inc. (1)	1,718	11,957
Reliance Steel & Aluminum Co.	74,237	6,498,707
Royal Gold, Inc.	1,632	151,515
RPM International, Inc.	1,556	90,746
Ryerson Holding Corp. (1)	4,974	55,460
Schweitzer-Mauduit International, Inc.	1,936	84,642
Scotts Miracle-Gro Co.	1,212	100,790
Sealed Air Corp.	5,404	229,400
Sensient Technologies Corp.	7,501	536,697
Silgan Holdings, Inc.	1,601	42,955
Steel Dynamics, Inc.	2,127	97,736
Summit Materials, Inc. (1)	37,265	978,206
Tahoe Resources, Inc.	48,539	238,812
Trinseo SA	10,033	711,841
Tronox Ltd.	14,365	282,703
United States Lime & Minerals, Inc.	34	2,853
U.S. Concrete, Inc. (1)	5,352	280,980
Valhi, Inc.	368	1,752
Valvoline, Inc.	531,000	11,453,670
Verso Corp. (1)	706	15,363
Vulcan Materials Co.	7,554	974,919
W.R. Grace & Co.	3,033	222,349
Westlake Chemical Corp.	2,052	220,857
Worthington Industries, Inc.	12,996	545,442

		175,118,532

Real Estate - 2.62%
Alexander’s, Inc.	713	272,815
Alexandria Real Estate Equities, Inc.	496	62,580
Altisource Portfolio Solutions SA (1)	222	6,476
Americold Realty Trust	17,429	383,787
Armada Hoffler Properties, Inc.	5,383	80,207
CBRE Group, Inc. (1)	9,339	445,844
City Office REIT, Inc.	1,697	21,773
Clipper Realty, Inc.	4,492	38,362
Colony Capital, Inc.	1,456	9,085
Consolidated-Tomoka Land Co.	418	25,711
CoreSite Realty Corp.	55,912	6,196,168

Corporate Office Properties Trust	144,918	4,201,173
Easterly Government Properties, Inc.	3,164	62,521
EastGroup Properties, Inc.	11,335	1,083,173
Equity Lifestyle Properties, Inc.	5,189	476,869
Extra Space Storage, Inc.	6,463	645,072
First Industrial Realty Trust, Inc.	8,810	293,725
Four Corners Property Trust, Inc.	13,975	344,204
FRP Holdings, Inc. (1)	339	21,950
Gaming and Leisure Properties, Inc.	4,419	158,200
HFF, Inc.	12,433	427,074
Hudson Pacific Properties, Inc.	135,010	4,783,404
Jones Lang LaSalle, Inc.	153,994	25,561,464
Kennedy-Wilson Holdings, Inc.	21,242	449,268
Lamar Advertising Co.	4,610	314,909
Life Storage, Inc.	148	14,402
Marcus & Millichap, Inc. (1)	6,473	252,512
Maui Land & Pineapple Co, Inc. (1)	1,885	21,112
Monmouth Real Estate Investment Corp.	4,136	68,368
National Health Investors, Inc.	5,892	434,123
National Storage Affiliates Trust Co.	1,578	48,634
Newmark Group, Inc.	7,920	112,702
NexPoint Residential Trust, Inc.	277	7,881
Omega Healthcare Investors, Inc.	935	28,985
Pennsylvania Real Estate Investment Trust	11,263	123,780
PS Business Parks, Inc.	4,579	588,401
QTS Realty Trust, Inc.	7,825	309,087
Redfin Corp. (1)	24,483	565,312
RMR Group, Inc.	2,371	186,005
Ryman Hospitality Properties, Inc.	14,791	1,229,872
Saul Centers, Inc.	3,666	196,424
SBA Communications Corp. (1)	211,218	34,876,316
Tanger Factory Outlet Centers, Inc.	30,378	713,579
Taubman Centers, Inc.	3,616	212,476
Terreno Realty Corp.	204,909	7,718,922
The GEO Group, Inc.	8,565	235,880
The Howard Hughes Corp. (1)	961	127,332
Trinity Place Holdings, Inc. (1)	4,671	30,595
UMH Properties, Inc.	8,586	131,795
Universal Health Realty Income Trust	3,921	250,866
Urban Edge Properties	6,103	139,576

		94,990,751

Telecommunication Services - 0.22%
Boingo Wireless, Inc. (1)	13,396	302,615
Cogent Communications Holdings, Inc.	13,835	738,789
Iridium Communications, Inc. (1)	278,988	4,491,707
Ooma, Inc. (1)	5,899	83,471
ORBCOMM, Inc. (1)	24,227	244,692
RingCentral, Inc. (1)	4,062	285,762
Shenandoah Telecommunications Co.	15,423	504,332
Vonage Holdings Corp. (1)	73,038	941,460
Zayo Group Holdings, Inc. (1)	12,187	444,582

		8,037,410

Utilities - 0.04%
American States Water Co.	8,282	473,399
California Water Service Group	1,442	56,166
Chesapeake Utilities Corp.	624	49,889
Global Water Resources, Inc.	2,767	26,010
Middlesex Water Co.	4,566	192,548
New Jersey Resources Corp.	2,188	97,913
Pure Cycle Corp. (1)	3,048	29,109
SJW Group	3,692	244,484
South Jersey Industries, Inc.	4,353	145,695
Spark Energy, Inc.	3,947	38,483
TerraForm Power, Inc.	4,141	48,450
York Water Co.	3,719	118,264

		1,520,410

Total Common Stocks (Cost $2,837,468,067)		$3,507,403,510

RIGHTS - 0.00% (2)
Healthcare - 0.00% (2)
Dyax Corp., expires 12/31/2019 - CVR (1)(4)	15,849	$57,056

Total Rights (Cost $35,670)		$57,056

SHORT-TERM INVESTMENTS - 2.80%
Money Market Funds - 2.80%
Goldman Sachs Financial Square Government Fund - Class I, 1.81% (3)	50,720,295	$50,720,295
JPMorgan U.S. Government Money Market Fund - Class I, 1.79% (3)	50,720,296	50,720,296

Total Short-Term Investments (Cost $101,440,591)		$101,440,591

TOTAL INVESTMENTS IN SECURITIES - 99.64% (Cost $2,938,944,328)		$3,608,901,157
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.36%		13,179,455

TOTAL NET ASSETS - 100.00%		$3,622,080,612

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

CVR Contingent Value Right

(1)	Non-income producing security.
(2)	Amount calculated is less than 0.005%.
(3)	Represents annualized seven-day yield as of the close of the reporting period.
(4)	Security is categorized as Level 3 per the Trust’s fair value hierarchy. This security represents $57,056 or 0.00% of the Fund’s net assets.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

June 30, 2018

	Shares	Value
COMMON STOCKS - 97.20%
Consumer Discretionary - 11.02%
1-800-Flowers.com, Inc. (1)	4,765	$59,801
Aaron’s, Inc.	69,395	3,015,213
Abercrombie & Fitch Co.	17,640	431,827
Acushnet Holdings Corp.	541,522	13,245,628
Adient Plc	328,698	16,168,655
Adtalem Global Education, Inc. (1)	15,536	747,282
Advance Auto Parts, Inc.	1,542	209,249
AMC Entertainment Holdings, Inc.	13,545	215,365
AMC Networks, Inc. (1)	27,635	1,718,897
American Axle & Manufacturing Holdings, Inc. (1)	28,968	450,742
American Eagle Outfitters, Inc.	118,080	2,745,360
American Outdoor Brands Corp. (1)	13,935	167,638
American Public Education, Inc. (1)	3,926	165,285
America’s Car-Mart, Inc. (1)	1,032	63,881
Aptiv Plc	1,090	99,877
Aramark	297,504	11,037,398
Ascena Retail Group, Inc. (1)	45,010	179,365
AutoNation, Inc. (1)	1,733	84,189
AutoZone, Inc. (1)	106	71,119
AV Homes, Inc. (1)	2,325	49,755
Barnes & Noble Education, Inc. (1)	10,374	58,509
Barnes & Noble, Inc.	15,076	95,733
Bassett Furniture Industries, Inc.	2,664	73,393
BBX Capital Corp.	16,974	153,275
Beasley Broadcast Group, Inc.	934	10,461
Beazer Homes USA, Inc. (1)	8,151	120,227
Bed Bath & Beyond, Inc.	81,310	1,620,102
Belmond Ltd. (1)	20,570	229,356
Best Buy, Inc.	60,732	4,529,393
Big 5 Sporting Goods Corp.	5,332	40,523
Big Lots, Inc.	52,560	2,195,957
Biglari Holdings, Inc. - Class A (1)	26	24,700
Biglari Holdings, Inc. - Class B (1)	266	48,808
Bojangles, Inc. (1)	489,450	7,048,080
Borgwarner, Inc.	267,905	11,562,780
Boston Omaha Corp. (1)	1,295	27,286
Boyd Gaming Corp.	2,316	80,273
Bright Horizons Family Solutions, Inc. (1)	275	28,193

Brinker International, Inc.	2,782	132,423
Brunswick Corp.	162,063	10,449,822
Buckle, Inc.	5,981	160,889
Cable One, Inc.	7,890	5,785,658
Caesars Entertainment Corp. (1)	18,529	198,260
Caleres, Inc.	10,938	376,158
Callaway Golf Co.	8,129	154,207
Cambium Learning Group, Inc. (1)	2,771	30,897
Capella Education Company	165	16,285
CarMax, Inc. (1)	2,190	159,585
Carriage Services, Inc.	2,475	60,761
Carrols Restaurant Group, Inc. (1)	1,470	21,829
Cato Corp.	5,812	143,091
CBS Corp.	63,500	3,569,970
Century Casinos, Inc. (1)	8,611	75,346
Century Communities, Inc. (1)	6,097	192,360
Chicos FAS, Inc.	34,211	278,478
Children’s Place, Inc.	14,000	1,691,200
Chuy’s Holdings, Inc. (1)	846	25,972
Cinemark Holdings, Inc.	3,345	117,343
Citi Trends, Inc.	3,256	89,345
Clarus Corp. (1)	5,051	41,671
Clear Channel Outdoor Holdings, Inc.	10,046	43,198
Columbia Sportswear Co.	832	76,103
Conn’s, Inc. (1)	2,630	86,790
Container Store Group, Inc. (1)	3,750	31,537
Cooper Tire & Rubber Co.	13,209	347,397
Cooper-Standard Holdings, Inc. (1)	22,684	2,964,118
Core Mark Holding Company, Inc.	969,099	21,998,547
Culp, Inc.	2,847	69,894
D. R. Horton, Inc.	4,445	182,245
Daily Journal Corp. (1)	268	61,694
Dana, Inc.	463,795	9,364,021
Darden Restaurants, Inc.	1,919	205,448
Del Frisco’s Restaurant Group, Inc. (1)	4,920	61,992
Del Taco Restaurants, Inc. (1)	7,871	111,611
Denny’s Corp. (1)	4,069	64,819
Dick’s Sporting Goods, Inc.	85,316	3,007,389
Dillard’s, Inc.	3,061	289,264
Dine Brands Global, Inc.	1,826	136,585

Discovery Communications, Inc. - Class A (1)	4,909	134,997
Discovery Communications, Inc. - Class C (1)	10,672	272,136
DISH Network Corp. (1)	6,931	232,951
Dollar Tree, Inc. (1)	6,088	517,480
Drive Shack, Inc. (1)	504	3,891
DSW, Inc.	17,744	458,150
E.W. Scripps Co.	12,065	161,550
El Pollo Loco Holdings, Inc. (1)	5,954	67,876
Emerald Expositions Events, Inc.	523,582	10,785,789
Empire Resorts, Inc. (1)	566	11,211
Entercom Communications Corp.	33,220	250,811
Entravision Communications Corp.	13,637	68,185
Eros International Plc (1)	4,054	52,702
Escalade, Inc.	2,375	33,487
Ethan Allen Interiors, Inc.	6,483	158,833
Expedia Group, Inc.	53,390	6,416,944
Express, Inc. (1)	19,115	174,902
Extended Stay America, Inc.	657,664	14,212,119
Fiesta Restaurant Group, Inc. (1)	1,283	36,822
Flexsteel Industries, Inc.	2,003	79,920
Fluent, Inc. (1)	8,417	20,622
Foot Locker, Inc.	70,469	3,710,193
Fossil Group, Inc. (1)	9,169	246,371
Francesca’s Holdings Corp. (1)	8,993	67,897
Gaia, Inc. (1)	1,060	21,465
GameStop Corp.	26,018	379,082
Gannett Co., Inc.	29,254	313,018
Gap, Inc.	6,407	207,523
Garmin Ltd.	3,560	217,160
GCI Liberty, Inc. (1)	3,149	141,957
Genesco, Inc. (1)	5,049	200,445
Gentex Corp.	2,756	63,443
Gentherm, Inc. (1)	9,492	373,036
Genuine Parts Co.	4,466	409,934
G-III Apparel Group Ltd. (1)	8,091	359,240
Gildan Activewear, Inc.	288,350	8,119,936
GNC Holdings, Inc. (1)	21,302	74,983
Goodyear Tire & Rubber Co.	152,815	3,559,061
Graham Holdings Co.	131	76,779
Gray Television, Inc. (1)	20,792	328,514

Green Brick Partners, Inc. (1)	6,398	62,700
Group 1 Automotive, Inc.	33,549	2,113,587
Guess, Inc.	14,932	319,545
H&R Block, Inc.	5,359	122,078
Harley-Davidson, Inc.	71,898	3,025,468
Hasbro, Inc.	115,514	10,663,097
Haverty Furniture, Inc.	4,964	107,222
Helen of Troy Ltd. (1)	6,595	649,278
Hemisphere Media Group, Inc. (1)	2,564	33,588
Hibbett Sports, Inc. (1)	5,119	117,225
Hooker Furniture Corp.	1,649	77,338
Houghton Mifflin Harcourt Co. (1)	24,553	187,830
Hovnanian Enterprises, Inc. (1)	25,645	41,801
Hyatt Hotels Corp.	1,420	109,553
ILG, Inc.	6,871	226,949
International Game Technology Plc	2,907	67,559
International Speedway Corp.	6,317	282,370
Interpublic Group of Companies, Inc.	10,768	252,402
J. Alexander’s Holdings, Inc. (1)	3,296	36,750
J. Jill, Inc. (1)	4,243	39,630
J.C. Penney Co., Inc. (1)	81,149	189,889
Jack in the Box, Inc.	169,888	14,460,867
John Wiley & Sons, Inc.	1,384	86,362
Johnson Outdoors, Inc.	484	40,913
K12, Inc. (1)	9,996	163,635
KB Home	17,599	479,397
Kirkland’s, Inc. (1)	3,057	35,583
Kohl’s Corp.	75,622	5,512,844
L Brands, Inc.	5,887	217,113
Lands End, Inc. (1)	2,732	76,223
Laureate Education, Inc. (1)	817,207	11,710,576
La-Z-Boy, Inc.	302,663	9,261,488
Lear Corp.	71,511	13,287,459
Leggett & Platt, Inc.	4,087	182,444
Lennar Corp. - Class A	4,101	215,302
Lennar Corp. - Class B	236	10,075
Liberty Broadband Corp. - Class A (1)	865	65,429
Liberty Broadband Corp. - Class C (1)	3,184	241,092
Liberty Expedia Holdings, Inc. (1)	13,525	594,288
Liberty Latin America Ltd. - Class A (1)	11,289	215,846

Liberty Latin America Ltd. - Class C (1)	29,389	569,559
Liberty Media Group LLC - Class A (1)	760	26,836
Liberty Media Group LLC - Class C (1)	6,178	229,389
Liberty SiriusXM Group - Class A (1)	2,633	118,617
Liberty SiriusXM Group - Class C (1)	5,314	241,043
Lifetime Brands, Inc.	3,279	41,479
Lions Gate Entertainment Corp. - Class A	1,431	35,505
Lions Gate Entertainment Corp. - Class B	2,771	64,996
Lithia Motors, Inc.	31,536	2,982,360
LKQ Corp. (1)	8,033	256,253
Lumber Liquidators Holdings, Inc. (1)	1,461	35,575
M.D.C. Holdings, Inc.	116,470	3,583,782
M/I Homes, Inc. (1)	5,939	157,265
Macy’s, Inc.	78,559	2,940,463
Marcus Corp.	4,928	160,160
MarineMax, Inc. (1)	2,510	47,564
Marriott Vacations Worldwide Corp.	675	76,248
Mattel, Inc.	8,375	137,517
Meredith Corp.	10,266	523,566
Meritage Homes Corp. (1)	9,415	413,789
MGM Resorts International	14,791	429,383
Michael Kors Holdings Ltd. (1)	2,065	137,529
Modine Manufacturing Co. (1)	10,984	200,458
Mohawk Industries, Inc. (1)	56,120	12,024,832
Monarch Casino & Resort, Inc. (1)	904	39,821
Motorcar Parts of America, Inc. (1)	4,739	88,667
Movado Group, Inc.	3,840	185,472
MSG Networks, Inc. (1)	15,581	373,165
Murphy USA, Inc. (1)	102,219	7,593,850
National CineMedia, Inc.	20,012	168,101
Nautilus, Inc. (1)	728	11,430
New Home Company, Inc. (1)	3,033	30,239
New Media Investment Group, Inc.	15,512	286,662
New York & Company, Inc. (1)	2,674	13,691
New York Times Co.	6,503	168,428
Newell Brands, Inc.	326,350	8,416,566
News Corp. - Class A	11,983	185,736
News Corp. - Class B	3,747	59,390
Nexstar Media Group, Inc.	224,275	16,461,785
Nordstrom, Inc.	41,300	2,138,514

Norwegian Cruise Line Holdings Ltd. (1)	6,412	302,967
Office Depot, Inc.	648,927	1,654,764
Omnicom Group, Inc.	37,579	2,866,150
Papa John’s International, Inc.	3,198	162,203
Party City Holdings, Inc. (1)	8,277	126,224
Penn National Gaming, Inc. (1)	16,712	561,356
Penske Automotive Group, Inc.	44,209	2,071,192
Perry Ellis International, Inc. (1)	3,525	95,774
PICO Holdings, Inc.	4,448	51,819
Pier 1 Imports, Inc.	19,754	47,015
Pulte Group, Inc.	5,529	158,959
PVH Corp.	66,468	9,951,589
Qurate Retail, Inc. (1)	13,589	288,359
Ralph Lauren Corp.	1,716	215,736
RCI Hospitality Holdings, Inc.	642	20,319
Reading International, Inc. (1)	4,349	69,367
Red Lion Hotels Corp. (1)	4,167	48,546
Red Robin Gourmet Burgers, Inc. (1)	3,366	156,856
Regis Corp. (1)	9,192	152,036
Rent-A-Center, Inc.	11,375	167,440
Rocky Brands, Inc.	1,745	52,350
Royal Caribbean Cruises Ltd.	5,273	546,283
Saga Communications, Inc.	908	34,958
Sally Beauty Holdings, Inc. (1)	23,386	374,878
Scholastic Corp.	7,353	325,811
Sears Holdings Corp. (1)	8,579	20,332
Service Corp. International	2,919	104,471
ServiceMaster Global Holdings, Inc. (1)	164,025	9,754,567
Shiloh Industries, Inc. (1)	3,241	28,197
Shoe Carnival, Inc.	2,758	89,497
Signet Jewelers Ltd.	113,847	6,346,970
Sinclair Broadcast Group, Inc.	10,048	323,043
Six Flags Entertainment Corp.	234,200	16,405,710
Skechers USA, Inc. (1)	2,191	65,752
Sonic Automotive, Inc.	6,340	130,604
Sonic Corp.	4,179	143,841
Speedway Motorsports, Inc.	2,914	50,587
Standard Motor Products, Inc.	5,454	263,646
Stoneridge, Inc. (1)	140,881	4,950,558
Sturm, Ruger & Company, Inc.	22,500	1,260,000

Superior Industries International, Inc.	6,243	111,750
Systemax, Inc.	812	27,876
Tapestry, Inc.	7,231	337,760
Taylor Morrison Home Corp. (1)	25,636	532,716
TEGNA, Inc.	57,730	626,370
Tenneco, Inc.	50,299	2,211,144
The Habit Restaurants, Inc. (1)	5,271	52,710
The Madison Square Garden Co. (1)	518	160,678
The Michaels Companies, Inc. (1)	2,860	54,826
Thor Industries, Inc.	22,973	2,237,340
Tiffany & Co.	3,189	419,672
Tile Shop Holdings, Inc.	4,937	38,015
Tilly’s, Inc.	3,175	48,101
Toll Brothers, Inc.	61,368	2,270,002
Tower International, Inc.	5,186	164,915
Town Sports International Holdings, Inc. (1)	3,372	49,063
Tractor Supply Co.	83,978	6,423,477
Travelport Worldwide Ltd.	160,758	2,980,453
TRI Pointe Group, Inc. (1)	37,190	608,428
Tribune Media Co.	2,752	105,319
Tupperware Brands Corp.	13,322	549,399
Under Armour, Inc. - Class A (1)	1,404	31,562
Under Armour, Inc. - Class C (1)	1,424	30,018
Unifi, Inc. (1)	4,025	127,593
Universal Electronics, Inc. (1)	3,562	117,724
Vera Bradley, Inc. (1)	5,851	82,148
VF Corp.	2,328	189,779
Viacom, Inc. - Class A	329	11,663
Viacom, Inc. - Class B	11,024	332,484
Vista Outdoor, Inc. (1)	14,735	228,245
Visteon Corp. (1)	60,808	7,858,826
Vuzix Corp. (1)	1,246	9,283
Weight Watchers International, Inc. (1)	574	58,031
Weyco Group, Inc.	1,494	54,382
Whirlpool Corp.	42,083	6,153,797
WideOpenWest, Inc. (1)	7,958	76,874
William Lyon Homes (1)	6,818	158,178
Williams-Sonoma, Inc.	55,205	3,388,483
Wingstop, Inc.	568	29,604
Wolverine World Wide, Inc.	390,610	13,581,510

Wyndham Destinations, Inc.	168,561	7,462,195
Wyndham Hotels & Resorts, Inc.	143,928	8,467,284
Yum China Holdings, Inc.	10,594	407,445
Zoe’s Kitchen, Inc. (1)	4,910	47,922
Zumiez, Inc. (1)	3,399	85,145

		461,448,587

Consumer Staples - 2.15%
Alico, Inc.	691	21,905
Alliance One International, Inc. (1)	2,177	34,506
Archer-Daniels-Midland Co.	17,451	799,779
B&G Foods, Inc.	15,227	455,287
Bunge Ltd.	4,399	306,654
Cal-Maine Foods, Inc. (1)	4,838	221,822
Campbell Soup Co.	1,718	69,648
Casey’s General Stores, Inc.	111,401	11,706,017
Central Garden & Pet Co. (1)	610	26,523
Central Garden & Pet Co. - Class A (1)	2,317	93,769
Church & Dwight Co., Inc.	1,158	61,559
Clorox Co.	529	71,547
Coca-Cola European Partners Plc	146,428	5,950,834
Conagra Brands, Inc.	11,787	421,150
Coty, Inc.	14,554	205,211
Darling Ingredients, Inc. (1)	42,580	846,490
Dean Foods Co.	95,340	1,002,023
Diplomat Pharmacy, Inc. (1)	2,975	76,041
Edgewell Personal Care Co. (1)	14,346	723,899
Energizer Holdings, Inc.	782	49,235
Farmer Brothers Co. (1)	2,717	83,004
Flowers Foods, Inc.	466,373	9,714,550
Fresh Del Monte Produce, Inc.	55,455	2,470,520
General Mills, Inc.	64,600	2,859,196
Herbalife Ltd. (1)	2,939	157,883
Hormel Foods Corp.	8,494	316,062
Hostess Brands, Inc. (1)	25,545	347,412
HRG Group, Inc. (1)	1,826	23,902
Ingles Markets, Inc.	3,684	117,151
Ingredion, Inc.	24,649	2,728,644
Inter Parfums, Inc.	340	18,190
J & J Snack Foods Corp.	57,250	8,728,908
Kellogg Co.	3,877	270,886

Kroger Co.	264,181	7,515,949
Lamb Weston Holdings, Inc.	4,575	313,433
Lancaster Colony Corp.	48,823	6,758,080
Landec Corp. (1)	6,865	102,289
Limoneira Co.	1,971	48,506
McCormick & Co., Inc.	3,577	415,254
MGP Ingredients, Inc.	373	33,126
Molson Coors Brewing Co.	5,423	368,981
Natural Grocers by Vitamin Cottage, Inc. (1)	2,406	30,652
Nature’s Sunshine Products, Inc. (1)	2,679	25,049
Nomad Foods Ltd. (1)	298,070	5,719,963
Nu Skin Enterprises, Inc.	1,189	92,968
Oil-Dri Corp. of America	1,257	52,970
Pilgrim’s Pride Corp. (1)	113,250	2,279,723
Pinnacle Foods, Inc.	3,701	240,787
Post Holdings, Inc. (1)	865	74,407
Revlon, Inc. (1)	347	6,090
Rite Aid Corp. (1)	272,859	472,046
Sanderson Farms, Inc.	20,499	2,155,470
Seaboard Corp.	8	31,702
Seneca Foods Corp. (1)	1,750	47,250
Simply Good Foods Co./The (1)	15,474	223,445
Smart & Final Stores, Inc. (1)	5,738	31,846
SpartanNash Co.	9,257	236,239
Spectrum Brands Holdings, Inc.	686	55,991
SUPERVALU, Inc. (1)	9,908	203,312
The Andersons, Inc.	7,049	241,076
The Hain Celestial Group, Inc. (1)	2,977	88,715
The Hershey Co.	399	37,131
The J. M. Smucker Co.	35,240	3,787,595
Tootsie Roll Industries, Inc.	3,503	108,068
TreeHouse Foods, Inc. (1)	1,700	89,267
Tyson Foods, Inc.	62,092	4,275,034
United Natural Foods, Inc. (1)	41,605	1,774,869
Universal Corp.	6,407	423,182
US Foods Holding Corp. (1)	6,335	239,590
Vector Group Ltd.	14,573	278,053
Village Super Market, Inc.	2,509	73,915
Weis Markets, Inc.	2,658	141,778

		90,074,008

Energy - 7.53%
Abraxas Petroleum Corp. (1)	2,676	7,734
Adams Resources & Energy, Inc.	520	22,360
Alta Mesa Resources, Inc. (1)	24,907	169,617
Amyris, Inc. (1)	5,362	34,263
Anadarko Petroleum Corp.	161,965	11,863,936
Andeavor	128,286	16,828,557
Antero Resources Corp. (1)	3,522	75,195
Apache Corp.	11,188	523,039
Apergy Corp. (1)	121,161	5,058,472
Approach Resources, Inc. (1)	11,164	27,240
Arch Coal, Inc.	4,980	390,581
Archrock, Inc.	33,168	398,016
Ardmore Shipping Corp. (1)	8,346	68,437
Baker Hughes a GE Co.	190,725	6,299,647
Basic Energy Services, Inc. (1)	5,332	59,239
Bonanza Creek Energy, Inc. (1)	5,095	192,948
Bristow Group, Inc. (1)	8,456	119,314
C&J Energy Services, Inc. (1)	16,743	395,135
Cabot Oil & Gas Corp.	3,676	87,489
California Resources Corp. (1)	11,781	535,329
Callon Petroleum Co. (1)	782,172	8,400,527
CARBO Ceramics, Inc. (1)	5,053	46,336
Carrizo Oil & Gas, Inc. (1)	151,000	4,205,350
Centennial Resource Development, Inc. (1)	5,712	103,159
Cheniere Energy, Inc. (1)	1,993	129,924
Chesapeake Energy Corp. (1)	28,087	147,176
Cimarex Energy Co.	77,836	7,919,035
Clean Energy Fuels Corp. (1)	35,652	131,556
Cloud Peak Energy, Inc. (1)	18,248	63,686
CNX Resources Corp. (1)	6,697	119,073
Concho Resources, Inc. (1)	4,617	638,762
CONSOL Energy, Inc. (1)	4,212	161,530
Continental Resources, Inc. (1)	267,039	17,293,446
CVR Energy, Inc.	260	9,617
Dawson Geophysical Co. (1)	5,268	41,617
Delek US Holdings, Inc.	1,702	85,389
Denbury Resources, Inc. (1)	61,048	293,641
Devon Energy Corp.	16,329	717,823
DHT Holdings, Inc.	23,904	112,110

Diamond Offshore Drilling, Inc. (1)	16,766	349,739
Diamondback Energy, Inc.	73,021	9,607,373
Dorian LPG Ltd. (1)	7,583	57,934
Dril-Quip, Inc. (1)	9,889	508,295
Earthstone Energy, Inc. (1)	4,746	42,002
Eclipse Resources Corp. (1)	12,754	20,406
Energen Corp. (1)	325,604	23,710,483
Energy Fuels, Inc. (1)	18,665	42,370
Energy XXI Gulf Coast, Inc. (1)	7,286	64,408
Enerplus Corp.	253,486	3,193,924
EP Energy Corp. (1)	9,350	28,050
EQT Corp.	292,979	16,166,581
Era Group, Inc. (1)	5,585	72,326
Exterran Corp. (1)	8,559	214,317
Extraction Oil & Gas, Inc. (1)	3,457	50,783
Forum Energy Technologies, Inc. (1)	1,049,668	12,963,400
Franks International	18,906	147,467
Frontline Ltd./Bermuda (1)	19,951	116,514
FTS International, Inc. (1)	5,935	84,514
GasLog Ltd.	10,688	204,141
Golar LNG Ltd.	24,536	722,831
Goodrich Petroleum Corp. (1)	761	9,414
Green Plains, Inc.	10,227	187,154
Gulfmark Offshore, Inc. (1)	942	31,557
Gulfport Energy Corp. (1)	154,709	1,944,692
Halcon Resources Corp. (1)	34,297	150,564
Hallador Energy Co.	3,933	28,082
Helix Energy Solutions Group, Inc. (1)	36,105	300,755
Helmerich & Payne, Inc.	3,311	211,109
Hess Corp.	8,281	553,916
HighPoint Resources Corp. (1)	28,182	171,347
HollyFrontier Corp.	5,060	346,256
Independence Contract Drilling, Inc. (1)	6,085	25,070
International Seaways, Inc. (1)	5,643	130,579
Isramco, Inc. (1)	152	18,681
Jagged Peak Energy, Inc. (1)	262,969	3,423,856
Keane Group, Inc. (1)	1,090	14,900
Kosmos Energy Ltd. (1)	5,988	49,521
Laredo Petroleum, Inc. (1)	189,689	1,824,808
Marathon Oil Corp.	26,597	554,813

Marathon Petroleum Corp.	197,883	13,883,471
Matador Resources Co. (1)	444,048	13,343,642
Matrix Service Co. (1)	6,758	124,009
McDermott International, Inc. (1)	199,229	3,914,850
Midstates Petroleum Co, Inc. (1)	3,852	52,426
Murphy Oil Corp.	5,121	172,936
Nabors Industries Ltd.	10,646	68,241
NACCO Industries, Inc.	1,033	34,864
National Oilwell Varco, Inc.	11,931	517,805
Natural Gas Services Group, Inc. (1)	3,034	71,602
Navios Maritime Acquisition Corp.	623	380
NCS Multistage Holdings, Inc. (1)	2,522	36,645
Newfield Exploration Co. (1)	90,848	2,748,152
Newpark Resources, Inc. (1)	24,246	263,069
Nine Energy Service, Inc. (1)	2,111	69,916
Noble Corp. Plc (1)	66,827	423,015
Noble Energy, Inc.	182,375	6,434,190
Nordic American Tankers Ltd.	37,275	99,897
Northern Oil & Gas, Inc. (1)	21,071	66,374
Oasis Petroleum, Inc. (1)	69,953	907,290
Ocean Rig UDW, Inc. (1)	14,146	417,024
Oceaneering International, Inc.	25,612	652,082
Oil States International, Inc. (1)	15,463	496,362
ONEOK, Inc.	7,501	523,795
Overseas Shipholding Group, Inc. (1)	15,928	61,801
Panhandle Oil and Gas, Inc.	1,845	35,239
Par Petroleum Corp. (1)	7,578	131,706
Parsley Energy, Inc. (1)	2,485	75,246
Patterson-UTI Energy, Inc.	6,824	122,832
PBF Energy, Inc.	67,184	2,817,025
PDC Energy, Inc. (1)	17,216	1,040,707
Peabody Energy Corp.	21,125	960,765
PHI, Inc. (1)	2,985	30,357
Pioneer Energy Services Corp. (1)	18,271	106,885
Pioneer Natural Resources Co.	51,458	9,737,912
QEP Resources, Inc. (1)	1,161,382	14,238,543
Quintana Energy Services, Inc. (1)	1,552	13,145
Range Resources Corp.	6,587	110,201
Renewable Energy Group, Inc. (1)	8,840	157,794
Resolute Energy Corp. (1)	5,281	164,767

REX American Resources Corp. (1)	1,482	119,998
RigNet, Inc. (1)	3,333	34,330
Ring Energy, Inc. (1)	601	7,585
Rowan Co. Plc (1)	33,101	536,898
RPC, Inc.	1,111	16,187
RSP Permian, Inc. (1)	258,246	11,367,989
SandRidge Energy, Inc. (1)	8,068	143,126
Scorpio Tankers, Inc.	76,147	213,973
SEACOR Holdings, Inc. (1)	4,507	258,116
SEACOR Marine Holdings, Inc. (1)	4,277	98,756
Select Energy Services, Inc. (1)	393,758	5,721,304
SemGroup Corp.	20,545	521,843
Ship Finance International Ltd.	21,569	322,457
SilverBow Resources, Inc. (1)	1,833	52,937
SM Energy Co.	3,467	89,067
Smart Sand, Inc. (1)	5,753	30,548
Southwestern Energy Co. (1)	155,647	824,929
SRC Energy, Inc. (1)	251,300	2,769,326
Superior Energy Services, Inc. (1)	351,211	3,420,795
Talos Energy, Inc. (1)	5,350	171,895
Targa Resources Corp.	6,756	334,354
TechnipFMC Plc	138,278	4,388,944
Teekay Corp.	17,762	137,655
Teekay Tankers Ltd.	51,576	60,344
TETRA Technologies, Inc. (1)	4,488	19,972
The Williams Companies, Inc.	25,890	701,878
Tidewater, Inc. (1)	6,192	179,135
Transocean Ltd. (1)	13,389	179,948
Ultra Petroleum Corp. (1)	41,319	95,447
Unit Corp. (1)	13,648	348,843
US Silica Holdings, Inc.	8,102	208,140
Valero Energy Corp.	60,900	6,749,547
W&T Offshore, Inc. (1)	24,034	171,843
Weatherford International Plc (1)	31,663	104,171
Whiting Petroleum Corp. (1)	2,800	147,616
WildHorse Resource Development Corp. (1)	579	14,683
World Fuel Services Corp.	17,361	354,338
WPX Energy, Inc. (1)	2,054,800	37,048,044

		315,215,160

Financials - 23.45%
1st Constitution Bancorp	1,659	37,991
1st Source Corp.	4,088	218,422
Access National Corp.	4,026	115,144
ACNB Corp.	1,896	64,559
Affiliated Managers Group, Inc.	1,692	251,550
AG Mortgage Investment Trust, Inc.	7,563	142,109
AGNC Investment Corp.	13,159	244,626
Alleghany Corp.	32,554	18,717,573
Allegiance Bancshares, Inc. (1)	45,996	1,993,927
Allstate Corp.	180,149	16,442,199
Ally Financial, Inc.	194,670	5,113,981
Ambac Financial Group, Inc. (1)	5,408	107,349
American Equity Investment Life Holding Co.	22,047	793,692
American Financial Group, Inc.	28,146	3,020,910
American National Bankshares, Inc.	2,222	88,880
American National Insurance Co.	231	27,625
Ameriprise Financial, Inc.	46,984	6,572,122
AMERISAFE, Inc.	4,913	283,726
Ames National Corp.	2,142	66,081
AmTrust Financial Services, Inc.	24,712	360,054
Annaly Capital Management, Inc.	324,336	3,337,417
Anworth Mortgage Asset Corp.	26,237	130,398
Aon Plc	86,929	11,924,051
Apollo Commercial Real Estate Finance, Inc.	32,305	590,535
Arbor Realty Trust, Inc.	5,719	59,649
Arch Capital Group Ltd. (1)	10,180	269,363
Ares Capital Corp.	1,209,900	19,902,855
Ares Commercial Real Estate Corp.	6,713	92,707
Argo Group International Holdings Ltd.	8,553	497,357
Arlington Asset Investment Corp.	7,622	78,583
ARMOUR Residential REIT, Inc.	10,706	244,204
Arrow Financial Corp.	3,026	110,146
Arthur J. Gallagher & Co.	185,654	12,119,493
Aspen Insurance Holdings Ltd.	1,840	74,888
Associated Banc Corp.	5,282	144,199
Associated Capital Group, Inc.	870	33,016
Assurant, Inc.	1,637	169,413
Assured Guaranty Ltd.	77,150	2,756,570
Athene Holding Ltd. (1)	254,408	11,153,247
Atlantic Capital Bancshares, Inc. (1)	257,976	5,069,228

Auburn National Bancorporation, Inc.	527	26,144
AXA Equitable Holdings, Inc. (1)	4,278	88,170
Axis Capital Holdings Ltd.	2,287	127,203
B. Riley Financial, Inc.	5,436	122,582
Baldwin & Lyons, Inc.	2,796	68,222
Banc of California, Inc.	404,320	7,904,456
BancFirst Corp.	3,621	214,363
Banco Latinoamericano De Comerico	46,087	1,134,201
BancorpSouth Bank	557,942	18,384,189
Bank of Commerce Holdings	3,616	46,104
Bank of Hawaii Corp.	1,300	108,446
Bank of Marin Bancorp	1,777	143,670
Bank of NT Butterfield & Son Ltd.	541,625	24,763,095
Bank of Princeton/The (1)	1,348	44,821
Bank of the Ozarks, Inc.	3,778	170,161
BankFinancial Corp.	3,674	64,846
BankUnited, Inc.	357,829	14,617,315
Bankwell Financial Group, Inc.	1,295	41,634
Banner Corp.	8,339	501,424
Bar Harbor Bankshares	3,874	117,343
Baycom Corp. (1)	2,689	66,553
BCB Bancorp, Inc.	3,905	58,575
Beneficial Bancorp, Inc.	17,931	290,482
Berkshire Hills Bancorp, Inc.	10,706	434,664
BGC Partners, Inc.	8,163	92,405
Blackstone Mortgage Trust, Inc.	26,504	833,021
Blue Hills Bancorp, Inc.	3,369	74,792
BOK Financial Corp.	809	76,054
Boston Private Financial Holdings, Inc.	22,451	356,971
Bridge Bancorp, Inc.	4,415	158,719
Bridgewater Bancshares, Inc. (1)	1,227	15,607
Brighthouse Financial, Inc. (1)	3,744	150,022
BrightSphere Investment Group Plc	3,348	47,742
Brookline Bancorp, Inc.	20,446	380,296
Brown & Brown, Inc.	6,775	187,871
Bryn Mawr Bank Corp.	4,999	231,454
BSB Bancorp, Inc. (1)	1,500	51,600
Business First Bancshares, Inc.	2,284	60,183
Byline Bancorp, Inc. (1)	4,124	92,130
C&F Financial Corp.	905	56,608

Cadence BanCorp	8,125	234,569
Cambridge Bancorp	522	45,174
Camden National Corp.	4,064	185,765
Cannae Holdings, Inc. (1)	786,227	14,584,511
Capital City Bank Group, Inc.	3,106	73,395
Capitol Federal Financial, Inc.	33,921	446,400
Capstar Financial Holdings, Inc. (1)	1,325	24,552
Capstead Mortgage Corp.	24,261	217,136
Carolina Financial Corp.	1,435	61,590
Cathay General Bancorp	108,164	4,379,560
CB Financial Services, Inc.	1,097	37,737
CBOE Holdings, Inc.	255	26,538
CBTX, Inc.	4,756	157,186
CenterState Bank Corp.	213,114	6,355,059
Central Pacific Financial Corp.	5,987	171,528
Central Valley Community Bancorp	2,778	58,782
Century Bancorp, Inc.	731	55,848
Charter Financial Corp.	2,579	62,283
Chemical Financial Corp.	258,310	14,380,118
Chemung Financial Corp.	924	46,302
Cherry Hill Mortgage Investment Corp.	3,166	56,545
Chimera Investment Corp.	117,820	2,153,750
Cincinnati Financial Corp.	4,801	320,995
CIT Group, Inc.	44,672	2,251,916
Citizens & Northern Corp.	3,069	79,364
Citizens Financial Group, Inc.	213,454	8,303,361
Citizens, Inc. (1)	14,096	109,808
City Holding Company	3,517	264,584
Civista Bancshares, Inc.	2,707	65,618
CNA Financial Corp.	105,954	4,839,979
CNB Financial Corporation, Inc.	3,517	105,721
CNO Financial Group, Inc.	34,795	662,497
CoBiz Financial, Inc.	731	15,702
Codorus Valley Bancorp, Inc.	2,319	71,147
Colony Credit Real Estate, Inc.	22,573	467,938
Columbia Banking System, Inc.	19,382	792,724
Columbia Financial, Inc. (1)	12,804	211,906
Comerica, Inc.	5,044	458,600
Commerce Bancshares, Inc.	2,964	191,800
Community Bank System, Inc.	13,063	771,631

Community Bankers Trust Corp. (1)	5,032	45,036
Community Financial Corp.	1,261	44,589
Community Trust Bancorp, Inc.	4,093	204,445
ConnectOne Bancorp, Inc.	5,700	141,930
County Bancorp, Inc.	1,353	37,207
Cowen, Inc. (1)	4,191	58,045
Crawford & Co.	3,541	30,630
Credit Acceptance Corp. (1)	27	9,542
Cullen/Frost Bankers, Inc.	1,785	193,208
Customers Bancorp, Inc. (1)	5,185	147,150
CVB Financial Corp.	601,417	13,483,769
CYS Investments, Inc.	40,439	303,292
Dime Community Bancshares, Inc.	8,757	170,761
Discover Financial Services	372,193	26,206,109
Donegal Group, Inc.	2,862	38,952
Donnelley Financial Solutions, Inc. (1)	4,617	80,197
Dynex Capital, Inc.	15,436	100,797
E*TRADE Financial Corp. (1)	180,248	11,023,968
Eagle Bancorp, Inc. (1)	1,690	103,597
East West Bancorp, Inc.	295,045	19,236,934
eHealth, Inc. (1)	4,847	107,119
EMC Insurance Group, Inc.	2,554	70,950
Employers Holdings, Inc.	8,575	344,715
Encore Capital Group, Inc. (1)	6,875	251,625
Enstar Group Ltd. (1)	73,379	15,211,467
Entegra Financial Corp. (1)	1,732	50,748
Enterprise Bancorp, Inc.	2,312	93,474
Enterprise Financial Services Corp.	3,961	213,696
Equity Bancshares, Inc. (1)	2,284	94,740
Erie Indemnity Co.	183	21,459
Esquire Financial Holdings, Inc. (1)	694	18,315
ESSA Bancorp, Inc.	2,643	41,839
Essent Group Ltd. (1)	110,617	3,962,301
Evans Bancorp, Inc.	1,109	51,125
Everest Re Group Ltd.	62,992	14,518,396
Exantas Capital Corp.	8,070	82,153
EZCORP, Inc. (1)	13,288	160,120
F.N.B. Corp.	735,657	9,872,517
Farmers & Merchants Bancorp, Inc.	249	10,047
Farmers Capital Bank Corp.	1,963	102,272

Farmers National Banc Corp.	6,874	109,640
FB Financial Corp.	1,727	70,323
FBL Financial Group, Inc.	2,730	214,987
FCB Financial Holdings, Inc. (1)	341,378	20,073,026
Federal Agricultural Mortgage Corp.	1,713	153,279
Federated Investors, Inc.	2,928	68,281
FedNat Holding Co.	1,481	34,167
Ferroglobe Representation & Warranty Insurance Trust (1)(3)	11,189	–
FGL Holdings (1)	38,350	321,757
Fidelity D&D Bancorp, Inc.	499	30,933
Fidelity Southern Corp.	5,754	146,209
Fifth Third Bancorp	721,792	20,715,430
Financial Institutions, Inc.	3,978	130,876
First American Financial Corp.	299,006	15,464,590
First Bancorp NC	7,612	311,407
First Bancorp PR (1)	55,370	423,580
First Bancorp, Inc.	2,843	80,229
First Bancshares, Inc.	3,081	110,762
First Bank/Hamilton NJ	3,178	44,174
First Busey Corp.	11,234	356,342
First Business Financial Services, Inc.	2,069	53,794
First Choice Bancorp	1,551	47,399
First Citizens Bancshares, Inc.	246	99,212
First Commonwealth Financial Corp.	26,004	403,322
First Community Bancshares, Inc.	4,236	134,959
First Community Corp/SC	1,667	41,842
First Connecticut Bancorp, Inc.	2,817	86,200
First Defiance Financial Corp.	2,641	177,105
First Financial Bancorp	24,864	762,082
First Financial Corp.	3,205	145,347
First Financial Northwest, Inc.	1,686	32,911
First Foundation, Inc. (1)	5,844	108,348
First Guaranty Bancshares, Inc.	1,101	28,648
First Hawaiian, Inc.	2,140	62,103
First Horizon National Corp.	10,072	179,684
First Internet Bancorp	2,262	77,134
First Interstate BancSystem, Inc.	8,902	375,664
First Merchants Corp.	13,169	611,042
First Mid-Illinois Bancshares, Inc.	3,022	118,765
First Midwest Bancorp, Inc.	26,762	681,628

First Northwest Bancorp (1)	2,269	36,236
First of Long Island Corp.	6,305	156,667
First Republic Bank	5,011	485,015
First Savings Financial Group, Inc.	338	24,840
First United Corp.	1,670	34,151
Flagstar Bancorp, Inc. (1)	8,106	277,712
Flushing Financial Corp.	7,269	189,721
FNB Bancorp	956	35,057
FNF Group	8,253	310,478
Franklin Financial Network, Inc. (1)	3,307	124,343
Franklin Resources, Inc.	9,878	316,590
FS Bancorp, Inc.	286	18,089
Fulton Financial Corp.	45,265	746,872
GAIN Capital Holdings, Inc.	7,305	55,153
GAMCO Investors, Inc.	1,235	33,049
Genworth Financial, Inc. (1)	131,526	591,867
German American Bancorp, Inc.	4,214	151,072
Glacier Bancorp, Inc.	327,507	12,667,971
Global Indemnity Ltd.	1,879	73,243
Goosehead Insurance, Inc. (1)	2,550	63,648
Granite Point Mortgage Trust, Inc.	9,317	170,967
Great Ajax Corp.	4,219	55,185
Great Southern Bancorp, Inc.	2,866	163,935
Great Western Bancorp, Inc.	15,474	649,753
Green Bancorp, Inc.	4,734	102,254
Greene County Bancorp, Inc.	160	5,424
Greenhill & Co, Inc.	692	19,653
Greenlight Capital Re Ltd. (1)	8,256	117,235
Guaranty Bancorp	1,263	37,637
Guaranty Bancshares, Inc.	1,861	61,301
Hallmark Financial Services, Inc. (1)	3,452	34,451
Hancock Whitney Corp.	22,464	1,047,946
Hanmi Financial Corp.	7,381	209,251
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	13,374	264,136
Hanover Insurance Group, Inc.	1,325	158,417
HarborOne Bancorp, Inc. (1)	2,044	38,713
Harford Financial Services Group, Inc.	245,774	12,566,425
HCI Group, Inc.	1,911	79,440
Heartland Financial USA, Inc.	7,903	433,480
Heritage Commerce Corp.	1,477	25,094

Heritage Financial Corp.	160,139	5,580,844
Heritage Insurance Holdings, Inc.	4,763	79,399
Hilltop Holdings, Inc.	19,335	426,723
Hingham Institution for Savings	183	40,205
Home Bancorp, Inc.	2,013	93,705
Home Bancshares, Inc.	32,541	734,125
HomeStreet, Inc. (1)	6,569	177,035
HomeTrust Bancshares, Inc. (1)	3,370	94,865
Hope Bancorp, Inc.	34,219	610,125
Horace Mann Educators Corp.	205,396	9,160,662
Horizon Bancorp	792,147	16,389,521
Howard Bancorp, Inc. (1)	2,662	47,916
Huntington Bancshares, Inc.	1,241,184	18,319,876
IBERIABANK Corp.	220,162	16,688,280
Impac Mortgage Holdings, Inc. (1)	2,960	28,209
Independence Holding Co.	1,452	48,279
Independent Bank Corp.	201,454	15,793,994
Independent Bank Corp. MI	4,247	108,298
Independent Bank Group, Inc.	4,138	276,418
Infinity Property & Casualty Corp.	2,515	358,010
Interactive Brokers Group, Inc.	200	12,882
International Bancshares Corp.	14,496	620,429
INTL FCStone, Inc. (1)	4,099	211,959
Invesco Ltd.	12,661	336,276
Invesco Mortgage Capital, Inc.	29,571	470,179
Investar Holding Corp.	1,449	40,065
Investment Technology Group, Inc.	7,618	159,369
Investors Bancorp, Inc.	65,647	839,625
Investors Title Co.	294	54,290
James River Group Holdings Ltd.	3,573	140,383
Jefferies Financial Group, Inc.	9,687	220,282
Kearny Financial Corp.	17,412	234,191
Kemper Corp.	2,931	221,730
KeyCorp	676,907	13,226,763
Kingstone Cos, Inc.	1,887	31,890
KKR Real Estate Finance Trust, Inc.	3,824	75,639
Ladder Capital Corp.	22,498	351,419
Ladenburg Thalmann Financial Services, Inc.	3,838	13,049
Lakeland Bancorp, Inc.	11,747	233,178
Lakeland Financial Corp.	1,839	88,621

Lazard Ltd.	71,818	3,512,618
LCNB Corp.	2,225	43,832
LegacyTexas Financial Group, Inc.	170,350	6,647,057
Legg Mason, Inc.	107,109	3,719,896
LendingClub Corp. (1)	82,129	311,269
Level One Bancorp, Inc.	352	9,567
Lincoln National Corp.	88,125	5,485,781
Live Oak Bancshares, Inc.	3,095	94,862
Loews Corp.	256,888	12,402,553
Luther Burbank Corp.	4,028	46,342
M&T Bank Corp.	4,530	770,779
Macatawa Bank Corp.	6,596	80,075
Maiden Holdings Ltd.	10,276	79,639
Malvern Bancorp, Inc. (1)	1,427	34,747
Markel Corp. (1)	388	420,728
Marlin Business Services Corp.	1,617	48,267
Marsh & McLennan Companies, Inc.	61,198	5,016,400
MB Financial, Inc.	19,965	932,365
MBIA, Inc. (1)	20,769	187,752
MBT Financial Corp.	4,458	47,478
Mercantile Bank Corp.	4,262	157,524
Merchants Bancorp	2,886	82,338
Mercury General Corp.	853	38,863
Meridian Bancorp, Inc.	10,510	201,267
Metropolitan Bank Holding Corp. (1)	1,668	87,537
MFA Financial, Inc.	12,427	94,197
MGIC Investment Corp. (1)	561,903	6,023,600
Mid Penn Bancorp, Inc.	860	30,014
Middlefield Banc Corp.	824	41,777
Midland States Bancorp, Inc.	2,761	94,592
MidSouth Bancorp, Inc.	3,894	51,596
MidWestOne Financial Group, Inc.	2,830	95,597
Moody’s Corp.	40,413	6,892,841
MTGE Investment Corp.	11,205	219,618
MutualFirst Financial, Inc.	1,495	56,436
MVB Financial Corp.	1,944	35,089
Nasdaq OMX Group, Inc.	144,789	13,214,892
National Bank Holdings Corp.	4,886	188,551
National Bankshares, Inc.	1,778	82,499
National Commerce Corp. (1)	2,062	95,471

National General Holdings Corp.	79,814	2,101,503
National Western Life Group, Inc. - Class A	626	192,345
Nationstar Mortgage Holdings, Inc. (1)	7,939	139,171
Navient Corp.	580,613	7,565,387
Navigators Group, Inc.	257,379	14,670,603
NBT Bancorp, Inc.	11,181	426,555
Nelnet, Inc.	4,863	284,048
New Residential Investment Corp.	1,211,935	21,196,743
New York Community Bancorp, Inc.	14,893	164,419
New York Mortgage Trust, Inc.	155,070	931,971
NI Holdings, Inc. (1)	3,104	52,613
Nicolet Bankshares, Inc. (1)	2,181	120,195
NMI Holdings, Inc. (1)	2,788	45,444
Northeast Bancorp	1,590	34,662
Northern Trust Corp.	4,662	479,673
Northfield Bancorp, Inc.	10,866	180,593
Northrim BanCorp, Inc.	1,682	66,523
Northwest Bancshares, Inc.	24,809	431,429
Norwood Financial Corp.	1,405	50,608
Oak Valley Bancorp	1,218	27,856
OceanFirst Financial Corp.	12,208	365,752
Oconee Federal Financial Corp.	152	4,399
Ocwen Financial Corp. (1)	30,443	120,554
OFG Bancorp	11,443	160,774
Ohio Valley Banc Corp.	1,009	52,922
Old Line Bancshares, Inc.	3,439	120,055
Old National Bancorp	40,117	746,176
Old Republic International Corp.	141,824	2,823,716
Old Second Bancorp, Inc.	7,399	106,546
On Deck Capital, Inc. (1)	2,025	14,175
OneMain Holdings, Inc. (1)	2,217	73,804
OP Bancorp (1)	2,391	30,414
Oppenheimer Holdings, Inc.	2,715	76,020
Opus Bank	5,043	144,734
Orchid Island Capital, Inc.	13,995	105,242
Origin Bancorp, Inc.	2,699	110,497
Oritani Financial Corp.	10,501	170,116
Orrstown Financial Services, Inc.	1,764	45,864
Owens Realty Mortgage, Inc.	119	1,985
Pacific Mercantile Bancorp (1)	4,189	40,843

Pacific Premier Bancorp, Inc. (1)	7,861	299,897
PacWest Bancorp	250,314	12,370,518
Park National Corp.	3,486	388,410
Parke Bancorp, Inc.	1,883	44,533
PCSB Financial Corp.	3,870	76,897
PDL Community Bancorp (1)	2,021	31,750
Peapack Gladstone Financial Corp.	4,702	162,642
PennantPark Investment Corp.	163,500	1,145,318
Penns Woods Bancorp, Inc.	1,092	48,900
PennyMac Mortgage Investment Trust	16,174	307,144
Peoples Bancorp of North Carolina, Inc.	1,204	38,564
Peoples Bancorp, Inc.	4,420	166,988
Peoples Financial Services Corp.	1,883	88,539
People’s United Financial, Inc.	10,831	195,933
PHH Corp. (1)	8,872	96,350
Pinnacle Financial Partners, Inc.	1,332	81,718
Piper Jaffray Cos.	25,529	1,961,904
PJT Partners, Inc.	422	22,531
Popular, Inc.	43,647	1,973,281
PRA Group, Inc. (1)	11,565	445,831
Premier Financial Bancorp, Inc.	3,121	58,269
Principal Financial Group, Inc.	39,141	2,072,516
ProAssurance Corp.	13,758	487,721
Prospect Capital Corp.	136,400	915,244
Prosperity Bancshares, Inc.	2,077	141,984
Provident Bancorp, Inc. (1)	1,087	28,479
Provident Financial Services, Inc.	16,245	447,225
Prudential Bancorp, Inc.	2,311	44,602
QCR Holdings, Inc.	3,263	154,829
Radian Group, Inc.	283,880	4,604,534
Raymond James Financial, Inc.	174,105	15,556,282
RBB Bancorp	3,431	110,204
Redwood Trust, Inc.	19,703	324,508
Regional Management Corp. (1)	1,355	47,452
Regions Financial Corp.	1,008,810	17,936,642
Reinsurance Group of America, Inc.	256,554	34,244,828
Reliant Bancorp, Inc.	2,333	65,441
RenaissanceRe Holdings Ltd.	1,135	136,563
Renasant Corp.	12,540	570,821
Republic Bancorp, Inc.	2,569	116,376

Republic First Bancorp, Inc. (1)	9,781	76,781
Riverview Bancorp, Inc.	5,400	45,576
RLI Corp.	1,838	121,657
S & T Bancorp, Inc.	8,964	387,603
Safety Insurance Group, Inc.	3,945	336,903
Sandy Spring Bancorp, Inc.	8,937	366,506
Santander Consumer USA Holdings, Inc.	3,148	60,095
SB One Bancorp	1,726	51,262
Seacoast Banking Corp. of Florida (1)	9,812	309,863
SEI Investments Co.	182,325	11,398,959
Select Bancorp, Inc. (1)	2,394	32,247
Selective Insurance Group, Inc.	233,012	12,815,660
Shore Bancshares, Inc.	3,267	62,138
SI Financial Group, Inc.	2,701	39,840
Sierra Bancorp	3,542	100,026
Signature Bank (1)	631	80,692
Simmons First National Corp.	24,040	718,796
SLM Corp. (1)	678,449	7,768,241
SmartFinancial, Inc. (1)	2,833	72,978
South State Corp.	94,294	8,132,858
Southern First Bancshares, Inc. (1)	1,547	68,377
Southern Missouri Bancorp, Inc.	1,745	68,090
Southern National Bancorp of Virginia, Inc.	5,225	93,214
Southside Bancshares, Inc.	8,554	288,107
Spirit of Texas Bancshares, Inc. (1)	572	11,783
Starwood Property Trust, Inc.	88,352	1,918,122
State Auto Financial Corp.	4,583	137,078
State Bank Financial Corp.	6,495	216,933
State Street Corp.	80,026	7,449,620
Sterling Bancorp	6,937	163,020
Sterling Bancorp, Inc.	1,866	24,930
Stewart Information Services Corp.	6,123	263,718
Stifel Financial Corp.	18,213	951,629
Stock Yards Bancorp, Inc.	4,547	173,468
Summit Financial Group, Inc.	2,931	78,668
SunTrust Banks, Inc.	338,224	22,329,548
Sutherland Asset Management Corp.	5,397	87,701
SVB Financial Group (1)	382	110,306
Synchrony Financial	730,898	24,397,375
Synovus Financial Corp.	3,376	178,354

T. Rowe Price Group, Inc.	520	60,367
TCF Financial Corp.	174,249	4,290,010
TD Ameritrade Holding Corp.	257,717	14,115,160
Territorial Bancorp, Inc.	1,982	61,442
Texas Capital Bancshares, Inc. (1)	157,198	14,383,617
TFS Financial Corp.	1,688	26,620
The Bancorp, Inc. (1)	12,747	133,334
Third Point Reinsurance Ltd. (1)	21,084	263,550
Timberland Bancorp, Inc.	1,647	61,499
Tiptree, Inc.	7,421	50,463
Tompkins Financial Corp.	3,660	314,321
Torchmark Corp.	49,878	4,060,568
Towne Bank	17,101	548,942
TPG RE Finance Trust, Inc.	8,504	172,801
TriCo Bancshares	5,448	204,028
TriState Capital Holdings, Inc. (1)	4,364	113,900
TrustCo Bank Corp.	24,111	214,588
Trustmark Corp.	17,641	575,626
Two Harbors Investment Corp.	5,429	85,778
UMB Financial Corp.	11,989	913,921
Umpqua Holdings Corp.	6,812	153,883
Union Bankshares Corp.	17,408	676,823
United Bankshares, Inc.	26,417	961,579
United Community Banks, Inc.	18,594	570,278
United Community Financial Corp.	12,658	139,111
United Financial Bancorp, Inc.	13,357	234,015
United Fire Group, Inc.	154,504	8,422,013
United Insurance Holdings Corp.	1,626	31,837
United Security Bancshares	3,174	35,549
Unity Bancorp, Inc.	1,812	41,223
Universal Insurance Holdings, Inc.	63,100	2,214,810
Univest Corp. of Pennsylvania	7,493	206,058
Unum Group	104,148	3,852,435
Validus Holdings Ltd.	2,073	140,135
Valley National Bancorp	84,681	1,029,721
Value Line, Inc.	333	7,892
Veritex Holdings, Inc. (1)	4,036	125,399
Virtus Investment Partners, Inc.	1,600	204,720
Voya Financial, Inc.	75,098	3,529,606
W.R. Berkley Corp.	150,093	10,868,234

Waddell & Reed Financial, Inc.	21,099	379,149
Walker & Dunlop, Inc.	6,241	347,312
Washington Federal, Inc.	22,079	721,983
Washington Trust Bancorp, Inc.	2,848	165,469
Waterstone Financial, Inc.	6,063	103,374
Webster Financial Corp.	2,853	181,736
WesBanco, Inc.	11,595	522,239
West Bancorporation, Inc.	3,045	76,582
Westamerica Bancorporation	6,677	377,317
Western Alliance Bancorp (1)	1,219	69,008
Western Asset Mortgage Capital Corp.	11,822	123,185
Western New England Bancorp, Inc.	6,717	73,887
White Mountains Insurance Group Ltd.	96	87,035
Willis Towers Watson Plc	4,115	623,834
Wintrust Financial Corp.	1,732	150,771
WMIH Corp. (1)	52,288	70,066
World Acceptance Corp. (1)	1,632	181,168
WSFS Financial Corp.	5,810	309,673
XL Group Ltd.	5,074	283,890
Zions Bancorp	101,878	5,367,952

		981,386,803

Healthcare - 4.31%
AAC Holdings, Inc. (1)	1,613	15,114
Abeona Therapeutics, Inc. (1)	786	12,576
Acadia Healthcare Co., Inc. (1)	2,659	108,780
Acceleron Pharma, Inc. (1)	1,753	85,056
Achaogen, Inc. (1)	959	8,305
Achillion Pharmaceuticals, Inc. (1)	35,028	99,129
Aclaris Therapeutics, Inc. (1)	1,189	23,744
Acorda Therapeutics, Inc. (1)	9,739	279,509
Adamas Pharmaceuticals, Inc. (1)	2,799	72,298
Adverum Biotechnologies, Inc. (1)	12,980	68,794
Agilent Technologies, Inc.	10,071	622,791
Agios Pharmaceuticals, Inc. (1)	130	10,950
Akebia Therapeutics, Inc. (1)	1,801	17,974
Akorn, Inc. (1)	38,065	631,498
Albireo Pharma, Inc. (1)	1,817	64,503
Alder Biopharmaceuticals, Inc. (1)	2,908	45,946
Allscripts Healthcare Solutions, Inc. (1)	686,738	8,240,856
Alnylam Pharmaceuticals, Inc. (1)	321	31,615

AMAG Pharmaceuticals, Inc. (1)	8,919	173,920
American Renal Associates Holdings, Inc. (1)	217	3,422
AMN Healthcare Services, Inc. (1)	149,250	8,746,050
Amphastar Pharmaceuticals, Inc. (1)	5,653	86,265
AngioDynamics, Inc. (1)	9,495	211,169
Anika Therapeutics, Inc. (1)	3,743	119,776
Aratana Therapeutics, Inc. (1)	5,904	25,092
Arbutus Biopharma Corp. (1)	6,608	48,238
Arcus Biosciences, Inc. (1)	592	7,246
Ardelyx, Inc. (1)	8,460	31,302
Arena Pharmaceuticals, Inc. (1)	2,549	111,136
ArQule, Inc. (1)	2,070	11,447
Audentes Therapeutics, Inc. (1)	648	24,760
AVEO Pharmaceuticals, Inc. (1)	10,815	24,442
Bellicum Pharmaceuticals, Inc. (1)	3,254	24,015
BioCryst Pharmaceuticals, Inc. (1)	3,600	20,628
Bio-Rad Laboratories, Inc. (1)	661	190,725
BioScrip, Inc. (1)	29,172	85,474
BioTime, Inc. (1)	18,332	37,764
Bluebird Bio, Inc. (1)	488	76,592
Boston Scientific Corp. (1)	110,456	3,611,911
Brookdale Senior Living, Inc. (1)	48,535	441,183
Bruker Corp.	1,874	54,421
Calithera Biosciences, Inc. (1)	8,057	40,285
Cambrex Corp. (1)	4,855	253,917
Cara Therapeutics, Inc. (1)	868	16,622
Cardinal Health, Inc.	37,817	1,846,604
CareDx, Inc. (1)	653	7,993
CASI Pharmaceuticals, Inc. (1)	1,622	13,349
Catalent, Inc. (1)	3,179	133,168
Catalyst Biosciences, Inc. (1)	3,077	35,909
Cellular Biomedicine Group, Inc. (1)	629	12,297
Centene Corp. (1)	162,462	20,016,943
Cerner Corp. (1)	5,476	327,410
Cerus Corp. (1)	3,251	21,684
Charles River Laboratories International, Inc. (1)	415	46,588
Chimerix, Inc. (1)	12,021	57,220
Civitas Solutions, Inc. (1)	1,283	21,041
Community Health Systems, Inc. (1)	22,440	74,501
Computer Programs & Systems, Inc.	1,340	44,086

Concert Pharmaceuticals, Inc. (1)	5,522	92,935
CONMED Corp.	4,151	303,853
Corium International, Inc. (1)	1,051	8,419
Corvus Pharmaceuticals, Inc. (1)	394	4,326
Cotiviti Holdings, Inc. (1)	1,741	76,830
Cross Country Healthcare, Inc. (1)	9,168	103,140
CryoLife, Inc. (1)	3,122	86,948
Cymabay Therapeutics, Inc. (1)	3,562	47,802
Cytokinetics, Inc. (1)	1,146	9,512
DaVita, Inc. (1)	159,494	11,075,263
Dentsply Sirona, Inc.	6,990	305,952
Depomed, Inc. (1)	2,090	13,940
Dynavax Technologies Corp. (1)	1,810	27,603
Endo International Plc (1)	54,433	513,303
Endocyte, Inc. (1)	1,445	19,941
Ensign Group, Inc.	51,400	1,841,148
Envision Healthcare Corp. (1)	3,012	132,558
Epizyme, Inc. (1)	3,661	49,607
Evolent Health, Inc. (1)	13,434	282,786
Five Prime Therapeutics, Inc. (1)	8,579	135,634
FONAR Corp. (1)	1,318	34,993
Foundation Medicine, Inc. (1)	345	47,162
Halyard Health, Inc. (1)	12,182	697,420
Harvard Bioscience, Inc. (1)	7,892	42,222
HCA Healthcare, Inc.	48,800	5,006,880
Henry Schein, Inc. (1)	4,085	296,734
Hill-Rom Holdings, Inc.	723	63,147
HMS Holdings Corp. (1)	2,738	59,196
Hologic, Inc. (1)	8,473	336,802
ICON Plc (1)	69,524	9,214,016
ICU Medical, Inc. (1)	34,225	10,050,171
Immune Design Corp. (1)	6,784	30,867
Immunomedics, Inc. (1)	3,199	75,720
Integer Holdings Corp. (1)	7,556	488,495
Integra LifeSciences Holdings Corp. (1)	510	32,849
Intra-Cellular Therapies, Inc. (1)	5,881	103,917
Invacare Corp.	8,511	158,305
IQVIA Holdings, Inc. (1)	118,933	11,871,892
Jazz Pharmaceuticals Plc (1)	44,447	7,658,218
Karyopharm Therapeutics, Inc. (1)	1,250	21,238

Laboratory Corp. of America Holdings (1)	114,813	20,612,378
Lannet, Inc. (1)	65,228	887,101
Lantheus Holdings, Inc. (1)	1,158	16,849
LifePoint Health, Inc. (1)	44,050	2,149,640
LivaNova Plc (1)	2,655	265,022
Luminex Corp.	6,222	183,736
Magellan Health, Inc. (1)	41,379	3,970,315
Mallinckrodt Plc (1)	83,972	1,566,918
McKesson Corp.	121,631	16,225,575
Medicines Co. (1)	1,211	44,444
MEDNAX, Inc. (1)	2,889	125,036
Melinta Therapeutics, Inc. (1)	5,085	32,290
Menlo Therapeutics, Inc. (1)	1,675	13,601
Meridian Bioscience, Inc.	1,250	19,875
Minerva Neurosciences, Inc. (1)	797	6,575
Miragen Therapeutics, Inc. (1)	501	3,211
Molecular Templates, Inc. (1)	2,301	12,034
Molina Healthcare, Inc. (1)	297	29,088
Mylan (1)	16,046	579,902
Myriad Genetics, Inc. (1)	2,048	76,534
NanoString Technologies, Inc. (1)	587	8,030
NantHealth, Inc. (1)	3,740	12,379
NantKwest, Inc. (1)	6,755	20,670
National HealthCare Corp.	3,108	218,741
National Research Corp.	243	9,088
Natus Medical, Inc. (1)	225,590	7,782,855
Neos Therapeutics, Inc. (1)	538	3,363
NewLink Genetics Corp. (1)	7,117	33,877
Novavax, Inc. (1)	62,335	83,529
Nymox Pharmaceutical Corp. (1)	4,590	15,422
OPKO Health, Inc. (1)	83,376	391,867
OraSure Technologies, Inc. (1)	716	11,793
Orthofix International (1)	1,111	63,127
Ovid therapeutics, Inc. (1)	1,075	8,385
Owens & Minor, Inc.	15,957	266,641
Patterson Companies, Inc.	21,329	483,528
PDL BioPharma, Inc. (1)	39,171	91,660
PerkinElmer, Inc.	3,427	250,959
Perrigo Co. Plc	4,038	294,411
PetIQ, Inc. (1)	60	1,612

Phibro Animal Health Corp.	377	17,361
Portola Pharmaceuticals, Inc. (1)	1,251	47,250
Premier, Inc. (1)	1,101	40,054
Prestige Brands Holdings, Inc. (1)	13,856	531,793
Prothena Corporation Plc (1)	10,416	151,865
QIAGEN NV (1)	6,913	249,974
Quality Systems, Inc. (1)	5,080	99,060
Quest Diagnostics, Inc.	4,243	466,475
R1 RCM, Inc. (1)	1,698	14,739
Ra Pharmaceuticals, Inc. (1)	3,523	35,054
resTORbio, Inc. (1)	1,566	14,329
Rigel Pharmaceuticals, Inc. (1)	4,089	11,572
Rockwell Medical, Inc. (1)	854	4,210
RTI Surgical, Inc. (1)	11,928	54,869
scPharmaceuticals, Inc. (1)	2,254	12,758
SeaSpine Holdings Corp. (1)	2,890	36,472
Spectrum Pharmaceuticals, Inc. (1)	2,079	43,576
Spero Therapeutics, Inc. (1)	1,614	23,677
STERIS Plc	2,617	274,811
Surgery Partners, Inc. (1)	4,356	64,904
Syndax Pharmaceuticals, Inc. (1)	2,317	16,265
Syneos Health, Inc. (1)	13,341	625,693
Synlogic, Inc. (1)	3,969	39,015
Teleflex, Inc.	1,152	308,978
Tetraphase Pharmaceuticals, Inc. (1)	12,473	44,529
The Cooper Companies, Inc.	1,270	299,022
Tocagen, Inc. (1)	282	2,634
Triple-S Management Corp. (1)	5,736	224,048
United Therapeutics Corp. (1)	1,341	151,734
Universal Health Services, Inc.	52,366	5,835,667
Utah Medical Products, Inc.	158	17,404
Waters Corp. (1)	174	33,685
WellCare Health Plans, Inc. (1)	95	23,393
West Pharmaceutical Services, Inc.	1,754	174,155
XOMA Corp. (1)	785	16,391
Zimmer Holdings, Inc.	40,500	4,513,320
Zogenix, Inc. (1)	2,304	101,837

		180,492,411

Industrials - 14.88%
AAR Corp.	8,448	392,748
ABM Industries, Inc.	17,203	501,984
Acacia Research Corp. (1)	2,169	9,001
ACCO Brands Corp.	27,529	381,277
Actuant Corp.	8,075	237,001
Acuity Brands, Inc.	1,270	147,155
ADT, Inc.	3,277	28,346
Advanced Disposal Services, Inc. (1)	346,388	8,583,495
AECOM (1)	4,991	164,853
Aegion Corp. (1)	8,331	214,523
AGCO Corp.	2,083	126,480
Air Lease Corp.	154,098	6,467,493
Aircastle Ltd.	12,385	253,893
Alamo Group, Inc.	320	28,915
Alaska Air Group, Inc.	3,752	226,583
Allegion Plc	510	39,454
Allison Transmission Holdings, Inc.	534,700	21,650,003
Altra Industrial Motion Corp.	193,691	8,348,082
AMERCO	218	77,641
Ameresco, Inc. (1)	5,081	60,972
American Airlines Group, Inc.	202,194	7,675,284
American Railcar Industries, Inc.	1,889	74,578
AMETEK, Inc.	227,043	16,383,423
Apogee Enterprises, Inc.	1,089	52,457
ArcBest Corp.	5,834	266,614
Arconic, Inc.	183,506	3,121,437
Argan, Inc.	3,783	154,914
Armstrong Flooring, Inc. (1)	5,066	71,127
Armstrong World Industries, Inc. (1)	240,575	15,204,340
Astec Industries, Inc.	3,061	183,048
Atlas Air Worldwide Holdings, Inc. (1)	38,925	2,790,922
AZZ, Inc.	4,552	197,784
Babcock & Wilcox Enterprises, Inc. (1)	8,525	20,289
Barnes Group, Inc.	11,113	654,556
Beacon Roofing Supply, Inc. (1)	4,550	193,921
Blue Bird Corp. (1)	1,863	41,638
BMC Stock Holdings, Inc. (1)	350,139	7,300,398
Brady Corp.	12,591	485,383
Briggs & Stratton Corp.	10,906	192,055
Caesarstone Ltd.	5,946	89,785
CAI International, Inc. (1)	2,623	60,959

Carlisle Companies, Inc.	1,862	201,673
Casella Waste Systems, Inc. (1)	8,398	215,073
CBIZ, Inc. (1)	13,395	308,085
CECO Environmental Corp.	8,681	53,301
Chart Industries, Inc. (1)	4,531	279,472
CIRCOR International, Inc.	99,962	3,694,596
Clean Harbors, Inc. (1)	1,603	89,047
Colfax Corp. (1)	2,787	85,422
Columbus Mckinnon Corp.	2,235	96,910
CompX International, Inc.	351	4,633
Copa Holdings SA	977	92,444
Costamare, Inc.	12,622	100,724
Covenant Transportation Group, Inc. - Class A (1)	3,116	98,154
CRA International, Inc.	1,488	75,724
Crane Co.	23,263	1,864,064
Cubic Corp.	1,768	113,506
Cummins, Inc.	89,536	11,908,288
Curtiss-Wright Corp.	73,235	8,716,430
Daseke, Inc. (1)	10,543	104,692
Delta Air Lines, Inc.	151,130	7,486,980
Deluxe Corp.	36,700	2,429,907
Donaldson Co., Inc.	261	11,776
Dover Corp.	102,589	7,509,515
Ducommun, Inc. (1)	2,775	91,825
Dun & Bradstreet Corp.	55,014	6,747,467
DXP Enterprises, Inc. (1)	1,076	41,103
Eagle Bulk Shipping, Inc. (1)	12,538	68,207
Eastern Co.	1,351	37,896
Eaton Corp. Plc	138,930	10,383,628
Echo Global Logistics, Inc. (1)	427	12,490
EMCOR Group, Inc.	69,922	5,326,658
Encore Wire Corp.	5,247	248,970
EnerSys, Inc.	92,220	6,883,301
Engility Holdings, Inc. (1)	4,860	148,910
Ennis, Inc.	6,540	133,089
Enphase Energy, Inc. (1)	22,328	150,267
EnPro Industries, Inc.	4,832	337,998
Equifax, Inc.	2,722	340,549
ESCO Technologies, Inc.	129,005	7,443,588
Essendant, Inc.	9,450	124,929

Esterline Technologies Corp. (1)	212,808	15,705,230
Federal Signal Corp.	972	22,638
Flowserve Corp.	4,089	165,196
Fluor Corp.	119,912	5,849,307
Fortive Corp.	790	60,917
Fortune Brands Home & Security, Inc.	2,649	142,225
Foundation Building Materials, Inc. (1)	2,545	39,142
Franklin Electric Company, Inc.	615	27,736
FreightCar America, Inc.	3,312	55,608
FTI Consulting, Inc. (1)	9,739	589,015
FuelCell Energy, Inc. (1)	20,864	27,540
Gardner Denver Holdings, Inc. (1)	2,224	65,363
Gates Industrial Corp. Plc (1)	1,370	22,290
GATX Corp.	9,766	724,930
Genco Shipping & Trading Ltd. (1)	1,854	28,737
Gencor Industries, Inc. (1)	1,980	31,977
General Finance Corp. (1)	1,309	17,737
Genesee & Wyoming, Inc. (1)	1,463	118,971
Gibraltar Industries, Inc. (1)	226,398	8,489,925
Global Brass and Copper Holdings, Inc.	59,597	1,868,366
GMS, Inc. (1)	503	13,626
Gorman Rupp Co.	3,606	126,210
GP Strategies Corp. (1)	3,178	55,933
GrafTech International Ltd.	1,187	21,354
Graham Corp.	2,339	60,370
Granite Construction, Inc.	2,427	135,087
Great Lakes Dredge & Dock Corp. (1)	15,070	79,117
Greenbrier Companies, Inc.	49,309	2,601,050
Griffon Corp.	7,118	126,700
H&E Equipment Services, Inc.	1,830	68,826
Harris Corp.	105,399	15,234,371
Hawaiian Holdings, Inc.	13,037	468,680
HD Supply Holdings, Inc. (1)	4,059	174,091
Heritage Crystal Clean, Inc. (1)	3,595	72,259
Herman Miller, Inc.	71,133	2,411,409
Hertz Global Holdings, Inc. (1)	14,544	223,105
Hexcel Corp.	2,199	145,970
Hill International, Inc. (1)	1,014	5,983
Hub Group, Inc. (1)	3,093	154,031
Hubbell, Inc.	101,784	10,762,640

Huntington Ingalls Industries, Inc.	35,706	7,740,704
Hurco Companies, Inc.	1,634	73,121
Huron Consulting Group, Inc. (1)	5,749	235,134
Hyster-Yale Materials Handling, Inc.	2,670	171,547
ICF International, Inc.	4,162	295,710
IDEX Corp.	145	19,790
IES Holdings, Inc. (1)	2,353	39,413
IHS Markit Ltd. (1)	12,166	627,644
Infrastructure and Energy Alternatives, Inc. (1)	4,415	41,104
Ingersoll-Rand Plc	48,499	4,351,815
InnerWorkings, Inc. (1)	10,418	90,532
Insperity, Inc.	85,150	8,110,537
Insteel Industries, Inc.	393	13,126
Interface, Inc.	1,643	37,707
ITT, Inc.	77,143	4,032,265
Jacobs Engineering Group, Inc.	3,985	253,008
JetBlue Airways Corp. (1)	254,493	4,830,277
Kansas City Southern	3,196	338,648
KAR Auction Services, Inc.	280,240	15,357,152
KBR, Inc.	36,561	655,173
Kelly Services, Inc.	8,217	184,472
Kennametal, Inc.	8,164	293,088
KeyW Holding Corp. (1)	12,958	113,253
Kimball International, Inc.	1,347	21,768
Kirby Corp. (1)	1,873	156,583
KLX, Inc. (1)	13,294	955,839
Knight-Swift Transportation Holdings, Inc.	4,018	153,528
Knoll, Inc.	308,209	6,413,829
Kratos Defense & Security Solutions, Inc. (1)	14,468	166,527
L.B. Foster Co. (1)	2,586	59,349
L3 Technologies, Inc.	31,387	6,036,348
Lawson Products, Inc. (1)	1,216	29,610
Lennox International, Inc.	74	14,811
LSC Communications, Inc.	9,140	143,132
Lydall, Inc. (1)	3,697	161,374
Macquarie Infrastructure Corp.	2,481	104,698
Manitex International, Inc. (1)	826	10,308
ManpowerGroup, Inc.	130,203	11,205,270
Marten Transport Ltd.	5,567	130,546
Masco Corp.	306,683	11,476,078

Masonite International Corp. (1)	341,086	24,507,029
MasTec, Inc. (1)	86,724	4,401,243
Matson, Inc.	6,002	230,357
Matthews International Corp.	8,367	491,980
Maxar Technologies Ltd.	14,933	754,415
Mercury Systems, Inc. (1)	5,956	226,685
Milacron Holdings Corp. (1)	324,195	6,137,011
Miller Industries, Inc.	2,792	71,336
Mistras Group, Inc. (1)	1,244	23,487
Mobile Mini, Inc.	1,324	62,096
Moog, Inc.	25,550	1,991,878
MRC Global, Inc. (1)	10,139	219,712
MSC Industrial Direct Co., Inc.	768	65,165
Mueller Water Products, Inc.	609,897	7,147,993
Multi-Color Corp.	3,608	233,257
National Presto Industries, Inc.	1,163	144,212
Navigant Consulting, Inc. (1)	11,684	258,684
Navistar International Corp. (1)	12,083	492,020
Nexeo Solutions, Inc. (1)	8,541	77,979
Nielsen Holdings Plc	11,142	344,622
NL Industries, Inc. (1)	2,045	17,791
NN, Inc.	7,151	135,154
Nordson Corp.	119	15,281
Northwest Pipe Co. (1)	2,228	43,156
NOW, Inc. (1)	27,991	373,120
nVent Electric Plc (1)	179,730	4,511,223
Orion Group Holdings, Inc. (1)	3,318	27,407
Oshkosh Corp.	183,875	12,930,090
Owens Corning	164,355	10,415,176
P.A.M. Transportation Services, Inc. (1)	227	10,662
PACCAR, Inc.	76,579	4,744,835
Parker-Hannifin Corp.	77,073	12,011,827
Park-Ohio Holdings Corp.	2,382	88,849
Pentair Plc	179,732	7,563,123
Pitney Bowes, Inc.	142,927	1,224,884
Powell Industries, Inc.	2,197	76,522
Preformed Line Products Co.	750	66,585
Primoris Services Corp.	3,403	92,664
Quad/Graphics, Inc.	8,511	177,284
Quanex Building Products Corp.	158,559	2,846,134

Quanta Services, Inc. (1)	3,319	110,855
Radiant Logistics, Inc. (1)	9,707	37,954
Regal-Beloit Corp.	56,967	4,659,901
Republic Services, Inc.	6,428	439,418
Resources Connection, Inc.	5,435	91,851
REV Group, Inc.	6,413	109,085
Rexnord Corp. (1)	24,098	700,288
Robert Half International, Inc.	198,507	12,922,806
Rockwell Collins, Inc.	4,436	597,440
Roper Technologies, Inc.	2,575	710,468
RR Donnelley & Sons Co.	18,346	105,673
Rush Enterprises, Inc. - Class A (1)	4,213	182,760
Rush Enterprises, Inc. - Class B (1)	624	27,394
Ryder System, Inc.	40,724	2,926,427
Safe Bulkers, Inc. (1)	14,417	49,018
Schneider National, Inc.	1,220	33,562
Scorpio Bulkers, Inc.	15,218	108,048
Sensata Technologies Holding Plc (1)	2,411	114,715
SkyWest, Inc.	13,222	686,222
Snap-on, Inc.	1,752	281,581
Southwest Airlines Co.	186,886	9,508,760
SP Plus Corp. (1)	4,113	153,004
Sparton Corp. (1)	1,312	24,915
Spirit AeroSystems Holdings, Inc.	133,878	11,501,459
Spirit Airlines, Inc. (1)	18,268	664,042
SPX Corp. (1)	2,005	70,275
SPX FLOW, Inc. (1)	10,916	477,793
Standex International Corp.	76,310	7,798,882
Stanley Black & Decker, Inc.	4,818	639,879
Steelcase, Inc.	200,693	2,709,355
Stericycle, Inc. (1)	2,589	169,036
Sterling Construction Company, Inc. (1)	5,598	72,942
Sunrun, Inc. (1)	24,595	323,424
Team, Inc. (1)	7,239	167,221
Teledyne Technologies, Inc. (1)	1,104	219,762
Terex Corp.	2,125	89,654
Tetra Tech, Inc.	980	57,330
Textainer Group Holdings Ltd. (1)	7,458	118,582
Textron, Inc.	207,320	13,664,461
The Brink’s Co.	275,183	21,945,844

The Manitowoc Co., Inc. (1)	9,152	236,671
The Middleby Corp. (1)	96,831	10,111,093
The Timken Co.	295,109	12,851,997
Thermon Group Holdings, Inc. (1)	6,113	139,804
Titan International, Inc.	12,874	138,138
Titan Machinery, Inc. (1)	5,371	83,519
TriMas Corp. (1)	694,938	20,431,177
Trinity Industries, Inc.	4,596	157,459
Triton International Ltd.	13,588	416,608
Triumph Group, Inc.	12,562	246,215
TrueBlue, Inc. (1)	10,070	271,386
Tutor Perini Corp. (1)	9,741	179,721
Twin Disc, Inc. (1)	1,858	46,116
UniFirst Corp.	3,450	610,305
United Continental Holdings, Inc. (1)	73,876	5,151,373
United Rentals, Inc. (1)	25,100	3,705,262
Univar, Inc. (1)	3,051	80,058
Universal Forest Products, Inc.	1,748	64,012
US Ecology, Inc.	184,930	11,780,041
USG Corp. (1)	2,546	109,784
Valmont Industries, Inc.	690	104,017
Vectrus, Inc. (1)	2,886	88,947
Veritiv Corp. (1)	3,004	119,709
Viad Corp.	2,175	117,994
Vicor Corp. (1)	388	16,897
Vivint Solar, Inc. (1)	6,137	30,378
VSE Corp.	2,124	101,485
Wabash National Corp.	78,096	1,457,271
WABCO Holdings, Inc. (1)	58,332	6,826,011
Wabtec Corp.	1,718	169,360
Watsco, Inc.	195	34,765
Watts Water Technologies, Inc.	3,102	243,197
Werner Enterprises, Inc.	6,950	260,972
Wesco Aircraft Holdings, Inc. (1)	10,270	115,537
WESCO International, Inc. (1)	105,211	6,007,548
Willis Lease Finance Corp. (1)	888	28,052
Willscot Corp. (1)	2,916	43,157
Xylem, Inc.	2,471	166,496
YRC Worldwide, Inc. (1)	7,184	72,199

		622,694,327

Information Technology - 13.70%
3D Systems Corp. (1)	26,858	370,909
Acacia Communications, Inc. (1)	6,104	212,480
ACI Worldwide, Inc. (1)	318,600	7,859,862
Activision Blizzard, Inc.	101,534	7,749,075
Acxiom Corp. (1)	10,196	305,370
ADTRAN, Inc.	12,531	186,085
Agilysys, Inc. (1)	2,171	33,650
Akamai Technologies, Inc. (1)	327	23,946
Alliance Data Systems Corp.	63,853	14,890,520
Alpha & Omega Semiconductor Ltd. (1)	5,290	75,330
Ambarella, Inc. (1)	4,994	192,818
Amdocs Ltd.	230,312	15,244,351
American Software, Inc.	3,176	46,274
Amkor Technology, Inc. (1)	232,323	1,995,655
Analog Devices, Inc.	127,591	12,238,529
Anixter International, Inc. (1)	7,648	484,118
Applied Materials, Inc.	80,700	3,727,533
Applied Optoelectronics, Inc. (1)	1,154	51,815
ARRIS International Plc (1)	5,456	133,372
Arrow Electronics, Inc. (1)	141,557	10,656,411
Aspen Technology, Inc. (1)	119	11,036
Autodesk, Inc. (1)	1,097	143,806
Avaya Holdings Corp. (1)	27,119	544,550
Avid Technology, Inc. (1)	2,842	14,778
Avnet, Inc.	533,311	22,873,709
AVX Corp.	12,366	193,775
Axcelis Technologies, Inc. (1)	8,275	163,845
AXT, Inc. (1)	10,275	72,439
Bel Fuse, Inc.	2,464	51,498
Belden, Inc.	84,959	5,192,694
Benchmark Electronics, Inc.	12,411	361,781
Blucora, Inc. (1)	3,384	125,208
Booz Allen Hamilton Holding Corp.	223	9,752
Brooks Automation, Inc.	367,690	11,994,048
CA, Inc.	62,710	2,235,611
CACI International, Inc. (1)	109,457	18,448,977
Calix, Inc. (1)	5,612	43,774
Cardtronics Plc (1)	2,004	48,457
Cars.com, Inc. (1)	18,818	534,243

Casa Systems, Inc. (1)	373	6,091
CDK Global, Inc.	96,843	6,299,637
CEVA, Inc. (1)	446	13,469
ChannelAdvisor Corp. (1)	216	3,035
Check Point Software Technologies Ltd. (1)	103,750	10,134,300
Ciena Corp. (1)	37,886	1,004,358
Cirrus Logic, Inc. (1)	55,993	2,146,212
Clearfield, Inc. (1)	964	10,652
Cognizant Technology Solutions - Class A	47,836	3,778,566
Coherent, Inc. (1)	12,919	2,020,790
Cohu, Inc.	6,197	151,888
CommScope Holding Co., Inc. (1)	265,302	7,748,145
Comtech Telecommunications Corp.	5,965	190,164
Conduent, Inc. (1)	5,953	108,166
Control4 Corp. (1)	3,906	94,955
ConvergeOne Holdings, Inc.	1,325	12,442
Convergys Corp.	92,455	2,259,600
CoreLogic, Inc. (1)	953	49,461
Corning, Inc.	156,637	4,309,084
Cray, Inc. (1)	8,704	214,118
Cree, Inc. (1)	26,533	1,102,977
CSG Systems International, Inc.	1,482	60,569
CTS Corp.	8,489	305,604
Cypress Semiconductor Corp.	3,477	54,172
Daktronics, Inc.	9,153	77,892
DASAN Zhone Solutions, Inc. (1)	1,408	13,742
Dell Technologies, Inc. - VMware, Inc. (1)	5,792	489,887
Diebold Nixdorf, Inc.	19,787	236,455
Digi International, Inc. (1)	7,061	93,205
Digimarc Corp. (1)	109	2,921
Diodes, Inc. (1)	7,657	263,937
Dolby Laboratories, Inc.	1,887	116,409
DXC Technology Co.	217,930	17,567,337
eBay, Inc. (1)	307,032	11,132,980
EchoStar Corp. (1)	1,497	66,467
eGain Corp. (1)	746	11,265
Electro Scientific Industries, Inc. (1)	8,140	128,368
Electronics For Imaging, Inc. (1)	11,536	375,612
Entegris, Inc.	157,760	5,348,064
Euronet Worldwide, Inc. (1)	763	63,917

EVERTEC, Inc.	2,794	61,049
Exela Technologies, Inc. (1)	2,530	12,017
F5 Networks, Inc. (1)	20,800	3,586,960
Fabrinet (1)	9,331	344,221
FARO Technologies, Inc. (1)	244	13,261
Fidelity National Information Services, Inc.	377,773	40,055,271
Finisar Corp. (1)	29,790	536,220
FireEye, Inc. (1)	1,980	30,472
First Solar, Inc. (1)	2,560	134,810
Fiserv, Inc. (1)	103,750	7,686,837
Fitbit, Inc. (1)	41,855	273,313
Flex Ltd. (1)	519,117	7,324,741
FLIR Systems, Inc.	3,819	198,473
FormFactor, Inc. (1)	17,354	230,808
Fusion Connect, Inc. (1)	4,674	18,416
Genpact Ltd.	2,953	85,430
Global Payments, Inc.	144,950	16,160,475
GSI Technology, Inc. (1)	51	384
Hackett Group, Inc.	586	9,417
Harmonic, Inc. (1)	20,697	87,962
Hewlett Packard Enterprise Co.	514,949	7,523,405
HP, Inc.	704,440	15,983,744
Infinera Corp. (1)	38,683	384,122
Information Services Group, Inc. (1)	3,306	13,555
Insight Enterprises, Inc. (1)	5,805	284,039
InterActiveCorp (1)	36,034	5,494,825
Interdigital, Inc.	5,002	404,662
Jabil, Inc.	98,935	2,736,542
Juniper Networks, Inc.	193,997	5,319,398
KEMET Corp. (1)	125,814	3,038,408
Keysight Technologies, Inc. (1)	164,525	9,711,911
Kimball Electronics, Inc. (1)	6,857	125,483
KLA-Tencor Corp.	66,123	6,779,591
Knowles Corp. (1)	22,755	348,151
Kopin Corp. (1)	1,173	3,355
KVH Industries, Inc. (1)	4,584	61,426
Lam Research Corp.	46,900	8,106,665
Leaf Group Ltd. (1)	1,149	12,467
Leidos Holdings, Inc.	165,601	9,770,459
Liquidity Services, Inc. (1)	7,016	45,955

Littelfuse, Inc.	34,307	7,828,171
LogMeIn, Inc.	78,345	8,089,121
MACOM Technology Solutions Holdings, Inc. (1)	237,747	5,477,691
Mantech International Corp.	6,920	371,189
Marvell Technology Group Ltd.	362,894	7,780,447
Maxwell Technologies, Inc. (1)	9,082	47,226
Meet Group, Inc. (1)	18,053	80,877
Methode Electronics, Inc.	228,028	9,189,528
MicroStrategy, Inc. (1)	2,458	314,009
MKS Instruments, Inc.	59,850	5,727,645
MoneyGram International, Inc. (1)	7,894	52,811
Monotype Imaging Holdings, Inc.	5,663	114,959
Motorola Solutions, Inc.	4,493	522,850
MTS Systems Corp.	4,698	247,350
National Instruments Corp.	650	27,287
NCR Corp. (1)	50,628	1,517,827
NeoPhotonics Corp. (1)	10,302	64,181
NetApp, Inc.	172,402	13,538,729
NetEase, Inc. - ADR	18,660	4,714,822
NETGEAR, Inc. (1)	6,270	391,875
NetScout Systems, Inc. (1)	152,689	4,534,863
Nuance Communications, Inc. (1)	9,190	127,603
NVE Corp.	59	7,185
Oclaro, Inc. (1)	43,579	389,160
ON Semiconductor Corp. (1)	307,397	6,834,972
OSI Systems, Inc. (1)	2,722	210,492
PAR Technology Corp. (1)	579	10,237
Park Electrochemical Corp.	2,087	48,398
PC Connection, Inc.	3,088	102,522
PDF Solutions, Inc. (1)	6,458	77,367
Perficient, Inc. (1)	5,450	143,717
Perspecta, Inc.	37,993	780,756
Photronics, Inc. (1)	17,430	139,004
Plexus Corp. (1)	149,953	8,928,202
Presidio, Inc. (1)	566,004	7,414,652
Qorvo, Inc. (1)	54,765	4,390,510
Rambus, Inc. (1)	27,487	344,687
Ribbon Communications, Inc. (1)	13,878	98,811
Rogers Corp. (1)	73,559	8,198,886
Rosetta Stone, Inc. (1)	4,175	66,925

Sabre Corp.	1,442	35,531
Sanmina Corp. (1)	73,010	2,139,193
ScanSource, Inc. (1)	6,472	260,822
Seagate Technology Plc	55,900	3,156,673
SecureWorks Corp. (1)	1,804	22,460
Semtech Corp. (1)	176,952	8,325,592
Sigma Designs, Inc. (1)	1,354	8,259
Skyworks Solutions, Inc.	43,411	4,195,673
SS&C Technologies Holdings, Inc.	445	23,096
Stratasys Ltd. (1)	13,100	250,734
SunPower Corp. (1)	10,575	81,110
Super Micro Computer, Inc. (1)	7,890	186,599
Sykes Enterprises, Inc. (1)	10,245	294,851
Symantec Corp.	19,343	399,433
Synaptics, Inc. (1)	8,134	409,710
SYNNEX Corp.	66,954	6,461,731
Synopsys, Inc. (1)	4,192	358,709
Syntel, Inc. (1)	789	25,319
Take-Two Interactive Software, Inc. (1)	1,435	169,847
TE Connectivity Ltd.	160,967	14,496,688
Tech Data Corp. (1)	242,069	19,878,706
Telaria, Inc. (1)	7,307	29,520
Telenav, Inc. (1)	3,195	17,892
Teradata Corp. (1)	1,099	44,125
Teradyne, Inc.	5,013	190,845
The Western Union Co.	308,053	6,262,717
TiVo Corp.	31,405	422,397
Trimble, Inc. (1)	7,778	255,430
TTM Technologies, Inc. (1)	129,717	2,286,911
Ultra Clean Holdings, Inc. (1)	9,947	165,120
Unisys Corp. (1)	4,224	54,490
Veeco Instruments, Inc. (1)	12,359	176,116
VeriFone Systems, Inc. (1)	10,236	233,586
Verint Systems, Inc. (1)	16,906	749,781
Versum Materials, Inc.	103,696	3,852,306
ViaSat, Inc. (1)	14,208	933,750
Viavi Solutions, Inc. (1)	37,990	389,018
Vishay Intertechnology, Inc.	109,017	2,529,194
Vishay Precision Group, Inc. (1)	687	26,209
Web.com Group, Inc. (1)	902	23,317

Western Digital Corp.	51,125	3,957,586
Worldpay, Inc. (1)	8,313	679,837
Xcerra Corp. (1)	1,655	23,120
Xerox Corp.	376,546	9,037,104
Xperi Corp.	9,992	160,871
Zillow Group, Inc. - Class A (1)	574	34,297
Zillow Group, Inc. - Class C (1)	893	52,741
Zynga, Inc. (1)	23,918	97,346

		573,421,603

Materials - 5.97%
Advanced Emissions Solutions, Inc.	684	7,770
AdvanSix, Inc. (1)	5,158	188,938
AgroFresh Solutions, Inc. (1)	8,123	56,942
AK Steel Holding Corp. (1)	81,862	355,281
Albemarle Corp.	3,442	324,684
Alcoa Corp. (1)	5,838	273,685
Allegheny Technologies, Inc. (1)	32,566	818,058
American Vanguard Corp.	7,508	172,309
AptarGroup, Inc.	1,940	181,157
Ardagh Group SA	559	9,291
Ashland Global Holdings, Inc.	1,946	152,138
Avery Dennison Corp.	80,100	8,178,210
Axalta Coating Systems Ltd. (1)	4,039	122,422
Ball Corp.	10,742	381,878
Bemis, Inc.	2,833	119,581
Berry Global Group, Inc. (1)	102,774	4,721,438
Boise Cascade Co.	720	32,184
Cabot Corp.	44,994	2,779,279
Carpenter Technology Corp.	12,101	636,150
Celanese Corp.	56,852	6,313,983
Cemex SAB de CV - ADR (1)	535,752	3,514,533
Century Aluminum Co. (1)	12,420	195,615
CF Industries Holdings, Inc.	7,285	323,454
Chemours Co.	58,700	2,603,932
Clearwater Paper Corp. (1)	4,165	96,211
Cleveland-Cliffs, Inc. (1)	65,118	548,945
Coeur Mining, Inc. (1)	40,689	309,236
Commercial Metals Co.	30,249	638,556
Compass Minerals International, Inc.	690	45,367
Constellium (1)	949,975	9,784,743

Crown Holdings, Inc. (1)	549,184	24,581,476
Domtar Corp.	45,449	2,169,735
Eagle Materials, Inc.	177	18,580
Eastman Chemical Co.	74,354	7,432,426
Flotek Industries, Inc. (1)	14,751	47,646
FMC Corp.	248,591	22,176,803
Freeport-McMoRan, Inc.	45,224	780,566
FutureFuel Corp.	7,059	98,897
Gold Resource Corp.	1,691	11,144
Graphic Packaging Holding Co.	596,053	8,648,729
Greif, Inc. - Class A	6,107	322,999
Greif, Inc. - Class B	1,299	74,822
Hawkins, Inc.	2,499	88,340
Haynes International, Inc.	3,153	115,841
HB Fuller Co.	192,245	10,319,712
Hecla Mining Co.	103,081	358,722
Huntsman Corp.	160,503	4,686,688
Ingevity Corp. (1)	110,460	8,931,796
Innophos Holdings, Inc.	4,383	208,631
Innospec, Inc.	6,264	479,509
International Flavors & Fragrances, Inc.	1,422	176,271
International Paper Co.	91,075	4,743,186
Intrepid Potash, Inc. (1)	24,076	98,712
Kaiser Aluminum Corp.	2,030	211,343
Klondex Mines Ltd. (1)	12,719	29,381
KMG Chemicals, Inc.	365	26,930
Koppers Holdings, Inc. (1)	1,534	58,829
Kraton Corp. (1)	696	32,113
Louisiana-Pacific Corp.	32,911	895,837
LSB Industries, Inc. (1)	5,327	28,233
Martin Marietta Materials, Inc.	163	36,403
Materion Corp.	5,187	280,876
Minerals Technologies, Inc.	139,270	10,493,994
Neenah, Inc.	703	59,650
NewMarket Corp.	20	8,090
Newmont Mining Corp.	16,666	628,475
Nucor Corp.	9,943	621,437
Nutrien Ltd.	147,105	7,999,570
Olin Corp.	5,215	149,775
Olympic Steel, Inc.	2,621	53,495

Owens-Illinois, Inc. (1)	156,138	2,624,680
Packaging Corp. of America	68,175	7,621,283
PH Glatfelter Co.	331,512	6,494,320
Platform Specialty Products Corp. (1)	3,471	40,264
PolyOne Corp.	195,684	8,457,462
PQ Group Holdings, Inc. (1)	9,486	170,748
Ramaco Resources, Inc. (1)	206	1,434
Rayonier Advanced Materials, Inc.	13,315	227,553
Reliance Steel & Aluminum Co.	91,267	7,989,513
Royal Gold, Inc.	1,197	111,129
RPM International, Inc.	3,254	189,773
Schnitzer Steel Industries, Inc.	6,803	229,261
Schweitzer-Mauduit International, Inc.	34,903	1,525,959
Scotts Miracle-Gro Co.	636	52,890
Sealed Air Corp.	2,263	96,064
Sensient Technologies Corp.	5,188	371,201
Silgan Holdings, Inc.	1,589	42,633
Sonoco Products Co.	3,078	161,595
Steel Dynamics, Inc.	351,618	16,156,847
Stepan Co.	5,251	409,631
SunCoke Energy, Inc. (1)	18,000	241,200
Synalloy Corp.	1,986	39,621
Tahoe Resources, Inc.	42,540	209,297
The Mosaic Co.	192,058	5,387,227
TimkenSteel Corp. (1)	10,301	168,421
Trecora Resources (1)	5,421	80,502
Tredegar Corp.	6,889	161,892
Trinseo S.A.	42,984	3,049,715
Tronox Ltd.	13,108	257,965
UFP Technologies, Inc. (1)	2,183	67,346
United States Lime & Minerals, Inc.	461	38,678
United States Steel Corp.	5,507	191,368
Universal Stainless & Alloy Products, Inc. (1)	1,774	41,991
Valhi, Inc.	5,911	28,136
Valvoline, Inc.	775,419	16,725,788
Verso Corp. (1)	8,505	185,069
Vulcan Materials Co.	247	31,878
W.R. Grace & Co.	527	38,634
Warrior Met Coal, Inc.	9,316	256,842
Westlake Chemical Corp.	88	9,471
WestRock Co.	129,405	7,378,673
Worthington Industries, Inc.	873	36,640

		249,672,226

Real Estate - 7.66%
Acadia Realty Trust	20,982	574,277
Agree Realty Corp.	7,801	411,659
Alexander & Baldwin, Inc.	347,448	8,165,028
Alexandria Real Estate Equities, Inc.	2,931	369,804
Altisource Portfolio Solutions SA (1)	2,430	70,883
American Assets Trust, Inc.	9,986	382,364
American Campus Communities, Inc.	4,254	182,412
American Homes 4 Rent	226,902	5,032,686
American Realty Investors, Inc. (1)	595	9,407
Apartment Investment & Management Co.	4,883	206,551
Apple Hospitality REIT, Inc.	6,773	121,101
Armada Hoffler Properties, Inc.	7,727	115,132
Ashford Hospitality Trust, Inc.	22,591	182,987
AvalonBay Communities, Inc.	4,315	741,705
Bluerock Resident Growth REIT, Inc. - Class A	5,901	52,637
Boston Properties, Inc.	128,508	16,117,473
Braemar Hotels & Resorts, Inc.	7,894	90,150
Brandywine Realty Trust	5,488	92,637
Brixmor Property Group, Inc.	9,423	164,243
BRT Apartments Corp.	2,103	26,813
Camden Property Trust	2,773	252,704
CareTrust REIT, Inc.	17,963	299,803
CatchMark Timber Trust, Inc.	12,566	159,965
CBL & Associates Properties, Inc.	136,190	758,578
CBRE Group, Inc. (1)	5,155	246,100
Cedar Realty Trust, Inc.	23,445	110,660
Chatham Lodging Trust	117,008	2,482,910
Chesapeake Lodging Trust	15,541	491,717
City Office REIT, Inc.	7,662	98,303
Colony Capital, Inc.	14,394	89,819
Columbia Property Trust, Inc.	3,699	84,004
Community Healthcare Trust, Inc.	4,437	132,533
Consolidated-Tomoka Land Co.	691	42,503
CoreCivic, Inc.	31,538	753,443
CorEnergy Infrastructure Trust, Inc.	3,145	118,252
CorePoint Lodging, Inc. (1)	10,581	274,048

Corporate Office Properties Trust	3,189	92,449
Cousins Properties, Inc.	109,832	1,064,272
CubeSmart	5,654	182,172
CyrusOne, Inc.	223,081	13,019,007
DCT Industrial Trust, Inc.	108,058	7,210,710
DDR Corp.	130,815	2,341,589
DiamondRock Hospitality Co.	441,856	5,425,992
Digital Realty Trust, Inc.	6,421	716,455
Douglas Emmett, Inc.	270,210	10,857,038
Duke Realty Corp.	402,439	11,682,804
Easterly Government Properties, Inc.	9,339	184,539
EastGroup Properties, Inc.	73,330	7,007,415
Education Realty Trust, Inc.	19,779	820,829
Empire State Realty Trust, Inc.	4,221	72,179
EPR Properties	2,297	148,823
Equity Commonwealth (1)	497,010	15,655,815
Equity Residential	178,829	11,389,619
Essex Property Trust, Inc.	2,055	491,289
Extra Space Storage, Inc.	507	50,604
Farmland Partners, Inc.	8,997	79,174
Federal Realty Investment Trust	2,271	287,395
First Industrial Realty Trust, Inc.	25,720	857,505
Forest City Realty Trust, Inc.	6,651	151,709
Forestar Group, Inc. (1)	2,650	54,988
Four Corners Property Trust, Inc.	4,982	122,707
Franklin Street Properties Corp.	189,163	1,619,235
Front Yard Residential Corp.	13,097	136,471
FRP Holdings, Inc. (1)	1,491	96,542
Gaming and Leisure Properties, Inc.	4,035	144,453
Getty Realty Corp.	28,244	795,634
GGP, Inc.	19,436	397,078
Gladstone Commercial Corp.	7,660	147,225
Gladstone Land Corp.	3,345	42,381
Global Medical REIT, Inc.	5,119	45,354
Global Net Lease, Inc.	17,936	366,433
Government Properties Income Trust	114,248	1,810,831
Gramercy Property Trust	42,053	1,148,888
Griffin Industrial Realty, Inc.	134	5,895
HCP, Inc.	14,696	379,451
Healthcare Realty Trust, Inc.	32,468	944,169

Healthcare Trust of America, Inc.	6,379	171,978
Hersha Hospitality Trust	9,533	204,483
Highwoods Properties, Inc.	3,171	160,865
Hospitality Properties Trust	121,684	3,481,379
Host Hotels & Resorts, Inc.	250,687	5,281,975
Hudson Pacific Properties, Inc.	4,226	149,727
Independence Realty Trust, Inc.	22,882	235,913
Industrial Logistics Properties Trust	5,193	116,064
InfraREIT, Inc.	11,573	256,573
Innovative Industrial Properties, Inc.	1,648	60,350
Investors Real Estate Trust	31,110	172,038
Invitation Homes, Inc.	9,339	215,357
Iron Mountain, Inc.	8,860	310,189
iStar, Inc. (1)	17,718	191,177
JBG SMITH Properties	3,192	116,412
Jernigan Capital, Inc.	3,285	62,612
Jones Lang LaSalle, Inc.	1,417	235,208
Kennedy-Wilson Holdings, Inc.	16,229	343,243
Kilroy Realty Corp.	64,224	4,857,903
Kimco Realty Corp.	12,703	215,824
Kite Realty Group Trust	21,745	371,405
Lamar Advertising Co.	237	16,189
LaSalle Hotel Properties	29,005	992,841
Lexington Realty Trust	305,094	2,663,471
Liberty Property Trust	4,606	204,184
Life Storage, Inc.	1,351	131,466
LTC Properties, Inc.	10,189	435,478
Mack Cali Realty Corp.	107,724	2,184,643
MedEquities Realty Trust, Inc.	7,300	80,446
Medical Properties Trust, Inc.	280,570	3,939,203
Mid-America Apartment Communities, Inc.	3,542	356,573
Monmouth Real Estate Investment Corp.	16,699	276,034
National Health Investors, Inc.	33,697	2,482,795
National Retail Properties, Inc.	4,782	210,217
National Storage Affiliates Trust Co.	11,911	367,097
New Senior Investment Group, Inc.	19,721	149,288
NexPoint Residential Trust, Inc.	4,275	121,624
NorthStar Realty Europe Corp.	12,266	177,734
Omega Healthcare Investors, Inc.	165,512	5,130,872
One Liberty Properties, Inc.	4,007	105,825

Outfront Media, Inc.	85,994	1,672,583
Paramount Group, Inc.	6,494	100,008
Park Hotels & Resorts, Inc.	6,243	191,223
Pebblebrook Hotel Trust	390,922	15,167,774
Pennsylvania Real Estate Investment Trust	9,473	104,108
Physicians Realty Trust	534,195	8,515,068
Piedmont Office Realty Trust, Inc.	179,404	3,575,522
PotlatchDeltic Corp.	16,162	821,838
Preferred Apartment Communities, Inc.	10,534	178,973
PS Business Parks, Inc.	1,676	215,366
QTS Realty Trust, Inc.	249,921	9,871,880
Quality Care Properties, Inc. (1)	24,595	529,038
Ramco-Gershenson Properties Trust	20,701	273,460
Rayonier, Inc.	4,028	155,843
Re/Max Holdings, Inc.	4,638	243,263
Realogy Holdings Corp.	3,967	90,448
Realty Income Corp.	8,889	478,139
Regency Centers Corp.	185,737	11,530,553
Retail Opportunity Investments Corp.	28,881	553,360
Retail Properties of America, Inc.	6,847	87,505
Rexford Industrial Realty, Inc.	21,367	670,710
RLJ Lodging Trust	45,661	1,006,825
Sabra Health Care REIT, Inc.	174,384	3,789,364
Safety Income & Growth, Inc.	1,874	35,550
Saul Centers, Inc.	298	15,967
Select Income REIT	157,580	3,540,823
Senior Housing Properties Trust	235,894	4,267,322
Seritage Growth Properties	8,366	354,969
SL Green Realty Corp.	150,863	15,166,257
Spirit MTA REIT (1)	62,594	644,718
Spirit Realty Capital, Inc.	528,173	4,241,229
STAG Industrial, Inc.	25,560	695,999
STORE Capital Corp.	543,903	14,902,942
Stratus Properties, Inc. (1)	1,377	42,067
Summit Hotel Properties, Inc.	140,221	2,006,563
Sun Communities, Inc.	2,439	238,729
Sunstone Hotel Investors, Inc.	59,281	985,250
Tejon Ranch Co. (1)	5,492	133,460
Terreno Realty Corp.	14,194	534,688
The GEO Group, Inc.	24,987	688,142

The Howard Hughes Corp. (1)	147,832	19,587,740
The Macerich Co.	4,248	241,414
The St. Joe Co. (1)	9,676	173,684
Tier REIT, Inc.	12,465	296,418
Transcontinental Realty Investors, Inc. (1)	515	17,227
UDR, Inc.	8,295	311,394
UMH Properties, Inc.	1,353	20,769
Uniti Group, Inc.	5,150	103,155
Universal Health Realty Income Trust	296	18,938
Urban Edge Properties	24,474	559,720
Urstadt Biddle Properties, Inc.	7,710	174,477
Ventas, Inc.	11,126	633,626
VEREIT, Inc.	621,436	4,623,484
VICI Properties, Inc.	8,508	175,605
Vornado Realty Trust	5,385	398,059
W.P. Carey, Inc.	3,308	219,486
Washington Prime Group, Inc.	326,880	2,650,997
Washington Real Estate Investment Trust	21,006	637,112
Weingarten Realty Investors	3,731	114,952
Welltower, Inc.	11,634	729,335
Weyerhaeuser Co.	23,672	863,081
Whitestone REIT	10,165	126,859
Xenia Hotels & Resorts, Inc.	196,738	4,792,538

		320,576,660

Telecommunication Services - 0.18%
ATN International, Inc.	2,725	143,798
CenturyLink, Inc.	29,896	557,261
Cincinnati Bell, Inc. (1)	10,895	171,051
Consolidated Communications Holdings, Inc.	18,238	225,422
Frontier Communications Corp.	20,231	108,438
Hawaiian Telcom Holdco, Inc. (1)	1,353	39,129
Intelsat S.A. (1)	10,339	172,248
Iridium Communications, Inc. (1)	24,873	400,455
NII Holdings, Inc. (1)	22,857	89,142
pdvWireless, Inc. (1)	2,284	56,986
RingCentral, Inc. (1)	77,050	5,420,468
Spok Holdings, Inc.	4,958	74,618
Sprint Corp. (1)	20,114	109,420
Telephone & Data Systems, Inc.	3,059	83,878
United States Cellular Corp. (1)	366	13,557
Windstream Holdings, Inc. (1)	10,631	56,025

		7,721,896

Utilities - 6.35%
AES Corp.	145,263	1,947,977
ALLETE, Inc.	13,392	1,036,675
Alliant Energy Corp.	323,831	13,704,528
Ameren Corp.	251,723	15,317,345
American States Water Co.	2,913	166,507
American Water Works Co., Inc.	5,569	475,481
Aqua America, Inc.	5,562	195,671
AquaVenture Holdings Ltd. (1)	2,744	42,752
Artesian Resources Corp.	2,140	82,968
Atlantic Power Corp. (1)	27,806	61,173
Atlantica Yield Plc	858,225	17,318,981
Atmos Energy Corp.	3,400	306,476
Avangrid, Inc.	1,750	92,627
Avista Corp.	17,147	902,961
Black Hills Corp.	13,953	854,063
Cadiz, Inc. (1)	5,499	72,037
California Water Service Group	11,352	442,160
CenterPoint Energy, Inc.	13,491	373,836
Chesapeake Utilities Corp.	3,668	293,257
CMS Energy Corp.	323,856	15,311,912
Connecticut Water Services, Inc.	3,077	200,990
Consolidated Edison, Inc.	9,737	759,291
Consolidated Water Co., Inc.	3,614	46,621
DTE Energy Co.	100,239	10,387,768
Edison International	127,695	8,079,263
El Paso Electric Co.	10,524	621,968
Entergy Corp.	273,293	22,079,341
Evergy, Inc. (1)	115,188	6,467,806
Eversource Energy	264,699	15,514,008
Exelon Corp.	88,500	3,770,100
FirstEnergy Corp.	252,706	9,074,672
Hawaiian Electric Industries, Inc.	3,381	115,968
IDACORP, Inc.	13,127	1,210,834
MDU Resources Group, Inc.	6,061	173,829
MGE Energy, Inc.	89,398	5,636,544
Middlesex Water Co.	532	22,434
National Fuel Gas Co.	71,535	3,788,494
New Jersey Resources Corp.	20,993	939,437
NiSource, Inc.	11,329	297,726
Northwest Natural Gas Co.	7,418	473,268
NorthWestern Corp.	12,993	743,849
NRG Energy, Inc.	9,826	301,658
NRG Yield, Inc. - Class A	8,709	148,488
NRG Yield, Inc. - Class C	17,446	300,071
OGE Energy Corp.	6,228	219,288
ONE Gas, Inc.	98,385	7,353,295
Ormat Technologies, Inc.	10,298	547,751

Otter Tail Corp.	10,249	487,852
Pattern Energy Group, Inc.	20,996	393,675
PG&E Corp.	108,648	4,624,059
Pinnacle West Capital Corp.	216,644	17,452,841
PNM Resources, Inc.	20,747	807,058
Portland General Electric Co.	138,834	5,936,542
PPL Corp.	21,895	625,102
Public Service Enterprise Group, Inc.	204,169	11,053,710
Pure Cycle Corp. (1)	1,903	18,174
RGC Resources, Inc.	1,818	53,049
SCANA Corp.	100,951	3,888,633
Sempra Energy	8,264	959,533
SJW Group	1,559	103,237
South Jersey Industries, Inc.	19,005	636,097
Southwest Gas Holdings, Inc.	12,622	962,680
Spire, Inc.	12,863	908,771
TerraForm Power, Inc.	15,564	182,099
UGI Corp.	5,397	281,022
Unitil Corp.	3,733	190,532
Vectren Corp.	2,599	185,699
Vistra Energy Corp. (1)	624,620	14,778,509
WEC Energy Group, Inc.	239,491	15,483,093
WGL Holdings, Inc.	13,325	1,182,594
Xcel Energy, Inc.	356,591	16,289,077
York Water Co.	186	5,915

		265,763,702

Total Common Stocks (Cost $3,599,728,929)		$4,068,467,383

SHORT-TERM INVESTMENTS - 2.54%
Money Market Funds - 2.54%
Goldman Sachs Financial Square Government Fund - Class I, 1.81% (2)	53,172,467	$53,172,467
JPMorgan U.S. Government Money Market Fund - Class I, 1.79% (2)	53,172,467	53,172,467

Total Short-Term Investments (Cost $106,344,934)		$106,344,934

TOTAL INVESTMENTS IN SECURITIES - 99.74% (Cost $3,706,073,863)		$4,174,812,317
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.26%		11,006,726

TOTAL NET ASSETS - 100.00%		$4,185,819,043

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Represents annualized seven-day yield as of the close of the reporting period.
(3)	Security is categorized as Level 3 per the Trust’s fair value hierarchy. This security represents $0 or 0.00% of the Fund’s net assets.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).

Bridge Builder International Equity Fund

Schedule of Investments

June 30, 2018

	Shares	Value
COMMON STOCKS - 95.94%
Australia - 2.27%
AGL Energy Ltd.	16,459	$273,858
Alumina Ltd.	66,744	138,119
Amcor Ltd.	29,396	313,205
AMP Ltd.	76,788	201,968
APA Group	29,611	215,729
Aristocrat Leisure Ltd.	14,551	332,307
ASX Ltd.	4,988	237,767
Atlassian Corporation Plc (1)	56,849	3,554,199
Aurizon Holdings Ltd.	48,612	155,458
AusNet Services	47,802	56,775
Australia & New Zealand Banking Group Ltd.	76,713	1,605,571
Bank of Queensland Ltd.	9,929	74,759
Bendigo & Adelaide Bank Ltd.	12,492	100,075
BHP Billiton Ltd.	84,678	2,118,815
BHP Billiton Plc	55,438	1,244,162
BlueScope Steel Ltd.	13,816	176,328
Boral Ltd.	30,506	147,177
Brambles Ltd.	40,848	268,178
Caltex Australia Ltd.	6,414	154,358
Challenger Ltd.	14,378	125,826
CIMIC Group Ltd.	2,489	77,807
Coca-Cola Amatil Ltd.	12,464	84,776
Cochlear Ltd.	241,911	35,815,339
Commonwealth Bank of Australia	46,179	2,490,552
Computershare Ltd.	11,314	154,125
Crown Resorts Ltd.	9,137	91,167
CSL Ltd.	364,096	51,826,572
Dexus Property Group	26,442	190,059
Domino’s Pizza Enterprises Ltd.	1,586	61,252
Flight Centre Travel Group Ltd.	1,402	65,998
Fortescue Metals Group Ltd.	40,066	130,093
Goodman Group	42,635	303,938
GPT Group	47,650	178,284
Harvey Norman Holdings Ltd.	13,455	33,055
Healthscope Ltd.	42,749	69,754
Incitec Pivot Ltd.	41,901	112,420
Insurance Australia Group Ltd.	59,547	375,664
LendLease Group	14,992	219,507

Macquarie Group Ltd.	8,219	749,049
Medibank Pvt Ltd.	69,483	150,030
Mirvac Group	94,446	151,587
National Australia Bank Ltd.	71,375	1,449,242
Newcrest Mining Ltd.	19,480	316,300
Oil Search Ltd.	34,682	227,859
Orica Ltd.	11,694	153,524
Origin Energy Ltd. (1)	44,518	330,197
QBE Insurance Group Ltd.	2,601,061	18,725,697
Ramsay Health Care Ltd.	3,490	139,367
REA Group Ltd.	1,339	89,862
Santos Ltd. (1)	45,084	208,813
Scentre Group	138,135	448,808
Seek Ltd.	1,134,662	18,285,197
Sonic Healthcare Ltd.	10,133	183,813
South32 Ltd.	135,984	363,121
Stockland	62,649	184,075
Suncorp Group Ltd.	32,742	353,106
Sydney Airport	28,415	150,427
Tabcorp Holdings Ltd.	49,745	163,989
Telstra Corp. Ltd.	108,688	210,218
TPG Telecom Ltd.	12,516	47,843
Transurban Group	56,859	503,502
Treasury Wine Estates Ltd.	1,513,646	19,447,373
Vicinity Centres	87,348	167,518
Wesfarmers Ltd.	28,779	1,050,039
Westpac Banking Corp.	89,779	1,949,728
Woodside Petroleum Ltd.	22,854	598,923
Woolworths Group Ltd.	33,160	748,876

		171,323,079

Austria - 0.01%
Andritz AG	1,734	91,904
Erste Group Bank AG	7,626	317,928
OMV AG	3,876	219,218
Raiffeisen Bank International AG	3,699	113,335
voestalpine AG	3,031	139,375

		881,760

Belgium - 0.91%
Ageas	4,993	251,363
Anheuser-Busch InBev SA/NV	409,138	41,267,747

Colruyt SA	1,478	84,268
Groupe Bruxelles Lambert SA	2,148	225,970
KBC Groep NV	76,539	5,878,210
Proximus	3,793	85,313
Solvay SA	162,022	20,404,839
Telenet Group Holding NV (1)	1,319	61,408
UCB SA	3,265	255,945
Umicore SA	5,256	300,052

		68,815,115

Brazil - 0.68%
Ambev SA - ADR	3,033,875	14,046,841
Pagseguro Digital Ltd. (1)	202,520	5,619,930
Raia Drogasil SA	1,873,474	31,666,460

		51,333,231

Canada - 2.51%
Cameco Corp.	783,992	8,819,910
Canadian Pacific Railway Ltd.	226,781	41,505,459
Dollarama, Inc. (1)	536,262	20,787,215
Fairfax Financial Holdings Ltd. (1)	30,238	16,943,768
First Quantum Minerals Ltd.	273,060	4,023,255
Lululemon Athletica, Inc. (1)	147,420	18,405,387
Lundin Mining Corp. (1)	688,614	3,828,980
Quebecor, Inc. (1)	475,990	9,746,815
Shaw Communications, Inc. (1)	449,285	9,152,134
Shopify, Inc. (1)	380,496	55,510,561

		188,723,484

Chile - 0.05%
Antofagasta Plc	305,149	3,964,555

China - 4.09%
Alibaba Group Holding Ltd. - ADR (1)	326,564	60,587,419
Baidu, Inc. - ADR (1)	105,404	25,613,172
Ctrip.com International Ltd. - ADR (1)	375,736	17,896,306
JD.com, Inc. - ADR (1)	671,433	26,152,315
Lenovo Group Ltd.	102,128,000	54,971,487
Minth Group Ltd.	18,000	76,135
NetEase, Inc. - ADR	48,790	12,327,769
Shanghai Fosun Pharmaceutical Group Ltd.	7,697,000	42,080,943
Tencent Holdings Ltd.	919,306	46,163,321
Tsingtao Brewery Co. Ltd.	4,065,000	22,272,435
Yangzijiang Shipbuilding Holdings Ltd.	63,500	42,028

		308,183,330

Denmark - 1.44%
A.P. Moller-Maersk A/S - Class A	94	111,086
A.P. Moller-Maersk A/S - Class B	11,270	13,942,115
Carlsberg A/S	2,685	315,913
CHR Hansen Holding A/S	346,573	31,905,819
Coloplast A/S	2,982	297,730
Danske Bank A/S	256,496	7,990,850
DSV A/S	4,788	385,442
FLSmidth & Co. A/S	120,625	7,197,244
Genmab A/S (1)	1,568	241,265
H Lundbeck A/S	1,749	122,581
ISS A/S	4,334	148,448
Novo Nordisk A/S - Class B	342,300	15,811,030
Novozymes A/S	577,701	29,219,101
Orsted A/S (2)	4,888	295,339
Pandora A/S	2,893	201,635
Tryg A/S	3,301	77,304
Vestas Wind Systems A/S	5,248	323,992
William Demant Holding A/S (1)	2,853	114,497

		108,701,391

Finland - 0.97%
Elisa OYJ	3,862	178,414
Fortum OYJ	11,701	278,708
Kone OYJ	344,721	17,527,542
Metso OYJ	222,714	7,428,666
Neste OYJ	3,311	259,049
Nokia OYJ	7,966,929	45,697,410
Nokian Renkaat OYJ	2,870	113,015
Orion OYJ - Class B	2,650	71,272
Sampo OYJ	11,581	564,003
Stora Enso OYJ	14,322	279,021
UPM-Kymmene OYJ	13,654	486,153
Wartsila OYJ Abp	11,059	216,500

		73,099,753

France - 6.41%
Accor SA	261,280	12,796,447
Aeroports de Paris	731	165,126
Air Liquide SA	10,875	1,363,131
Airbus SE	14,745	1,720,667

Alstom	3,915	179,614
Amundi (2)	1,571	108,595
Arkema SA	1,706	201,309
Atos SE	2,400	326,345
AXA SA	50,926	1,244,316
BioMerieux	1,060	95,239
BNP Paribas SA	29,651	1,834,122
Bollore SA	27,794	129,074
Bouygues SA	164,897	7,085,305
Bureau Veritas SA	6,873	183,216
Capgemini SE	4,017	538,318
Carrefour SA	15,073	243,142
Casino Guichard Perrachon SA	1,532	59,290
Cie de Saint-Gobain	557,113	24,816,599
CNP Assurances	4,412	100,239
Covivio	1,042	108,267
Credit Agricole SA	682,035	9,052,343
Danone SA	244,747	17,869,611
Dassault Aviation SA	62	117,891
Dassault Systemes	3,269	457,476
Edenred	5,790	182,887
Eiffage SA	2,013	218,700
Electricite de France SA	15,067	206,748
Engie	48,196	737,231
Essilor International Cie Generale d’Optique SA	190,135	26,808,348
Eurazeo SA	1,378	104,304
Eutelsat Communications SA	4,695	97,164
Faurecia SA	1,905	135,420
Gecina SA	1,246	208,155
Getlink	11,953	163,874
Hermes International	795	485,630
ICADE	792	74,185
Iliad SA	48,427	7,641,069
Imerys SA	881	71,103
Ingenico Group	1,504	134,855
Ipsen SA	981	153,438
JCDecaux SA	1,960	65,448
Kering SA	1,923	1,083,227
Klepierre	5,546	208,381
Legrand SA	305,185	22,353,944

L’Oreal SA	6,395	1,576,540
LVMH Moet Hennessy Louis Vuitton SE	133,551	44,341,516
Michelin	4,390	531,094
Natixis SA	24,123	170,684
Orange SA	52,366	874,102
Pernod Ricard SA	209,785	34,237,963
Peugeot SA	15,499	353,149
Publicis Groupe SA	282,116	19,359,520
Remy Cointreau SA	581	75,219
Renault SA	5,036	426,658
Rexel SA	1,230,230	17,660,114
Safran SA	8,468	1,025,518
Sanofi SA	1,184,873	95,097,456
Schneider Electric SE	231,375	19,242,731
SCOR SE	4,484	165,823
SEB SA	546	95,258
Societe BIC SA	653	60,548
Societe Generale SA	20,185	848,375
Sodexo SA	2,282	227,799
Suez Environnement Co.	10,206	132,025
Teleperformance	1,442	254,507
Thales SA	2,669	343,378
TOTAL SA	1,121,390	68,097,347
Ubisoft Entertainment SA (1)	2,009	219,601
Unibail-Rodamco-Westfield - Stapled Security (1)	6,180	67,093
Unibail-Rodamco-Westfield - Stapled Security (1)	54,128	11,918,388
Valeo SA	6,015	327,960
Vallourec SA (1)	1,236,240	7,292,596
Veolia Environnement SA	13,598	290,576
Vinci SA	157,736	15,141,279
Vivendi SA	26,398	645,773
Wendel SA	687	94,525

		483,124,908

Germany - 5.42%
1&1 Drillisch AG	1,327	75,275
Adidas AG	280,762	61,126,957
Allianz SE	148,463	30,591,539
Axel Springer SE	1,194	86,285
BASF SE	23,313	2,225,661
Bayer AG	409,478	44,970,404

Bayer Motoren Werke AG	8,712	787,500
Beiersdorf AG	118,140	13,390,963
Brenntag AG	259,747	14,431,992
Commerzbank AG (1)	3,721,958	35,505,096
Continental AG	2,761	628,343
Covestro AG (2)	5,009	445,219
Daimler AG	543,083	34,788,367
Delivery Hero AG (1)(2)	2,262	119,897
Deutsche Bank AG	52,327	559,820
Deutsche Boerse AG	58,540	7,783,145
Deutsche Lufthansa AG	6,754	161,810
Deutsche Post AG	24,953	810,733
Deutsche Telekom AG	1,292,454	19,974,138
Deutsche Wohnen SE	9,022	435,709
E.ON SE	3,496,184	37,250,150
Evonik Industries AG	4,329	148,111
Fraport AG Frankfurt Airport Services Worldwide	1,041	100,149
Fresenius Medical Care AG & Co. KGaA	93,880	9,452,925
Fresenius SE & Co. KGaA	10,560	845,484
GEA Group AG	4,383	147,612
Hannover Rueck SE	1,584	196,926
HeidelbergCement AG	3,831	321,676
Henkel AG & Co. KGaA	2,639	293,014
HOCHTIEF AG	494	89,085
HUGO BOSS AG	1,629	147,733
Infineon Technologies AG	927,055	23,548,429
Innogy SE (2)	3,719	158,889
K&S AG	4,662	114,681
KION Group AG	1,830	131,357
LANXESS AG	2,203	171,274
Linde AG	4,765	1,132,065
MAN SE	863	97,656
Merck KGaA	3,312	322,415
METRO AG	5,112	63,000
MTU Aero Engines AG	1,320	252,835
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,069	855,479
OSRAM Licht AG	2,558	104,174
ProSiebenSat.1 Media SE	6,004	151,931
Puma SE	204	119,178
RWE AG	13,309	302,441

SAP SE	116,068	13,396,328
Siemens AG	102,865	13,553,081
Siemens Healthineers AG (1)(2)	3,765	155,151
Symrise AG	3,095	270,734
Telefonica Deutschland Holding AG	20,323	79,950
ThyssenKrupp AG	11,086	268,724
TUI AG	11,176	244,441
Uniper SE	5,398	160,714
United Internet AG	3,102	177,099
Volkswagen AG	11,314	1,859,944
Vonovia SE	12,795	608,139
Wirecard AG	3,001	480,222
Zalando SE (1)(2)	573,456	31,959,893

		408,631,942

Hong Kong - 4.71%
AIA Group Ltd.	8,004,985	69,734,717
ASM Pacific Technology Ltd.	7,700	97,047
Bank Of East Asia Ltd.	33,400	133,121
BOC Hong Kong Holdings Ltd.	98,000	460,594
China Mobile Ltd.	10,092,500	89,550,218
China Resources Power Holdings Co. Ltd.	6,054,000	10,639,416
CK Asset Holdings Ltd.	65,500	518,518
CK Hutchison Holdings Ltd.	7,237,500	76,616,341
CK Infrastructure Holdings Ltd.	17,000	125,846
CLP Holdings Ltd.	43,000	463,170
Dairy Farm International Holdings Ltd.	8,300	72,871
Galaxy Entertainment Group Ltd.	5,077,000	39,135,812
Hang Lung Group Ltd.	24,000	67,200
Hang Lung Properties Ltd.	59,000	121,190
Hang Seng Bank Ltd.	20,300	506,898
Henderson Land Development Co. Ltd.	34,780	183,405
HK Electric Investments & HK Electric Investments Ltd. (2)	73,000	69,598
HKT Trust & HKT Ltd.	99,000	126,286
Hong Kong & China Gas Co. Ltd.	233,811	446,938
Hong Kong Exchanges & Clearing Ltd.	29,699	888,818
Hongkong Land Holdings Ltd.	30,600	218,757
Hysan Development Co. Ltd.	16,000	89,304
Jardine Matheson Holdings Ltd.	282,100	17,776,032
Jardine Strategic Holdings Ltd.	137,600	5,012,557
Kerry Properties Ltd.	16,500	78,852

Li & Fung Ltd.	140,000	51,280
Link Real Estate Investment Trust	55,500	506,126
Melco Crown Entertainment Ltd. - ADR	6,060	169,680
MTR Corp. Ltd.	38,250	211,280
New World Development Co. Ltd.	157,413	220,207
NWS Holdings Ltd.	36,613	63,184
PCCW Ltd.	103,000	57,956
Power Assets Holdings Ltd.	37,000	258,674
Shangri-La Asia Ltd.	32,000	59,949
Sino Land Co. Ltd.	92,490	150,294
SJM Holdings Ltd.	62,000	76,894
Sun Hung Kai Properties Ltd.	42,000	632,769
Swire Pacific Ltd. - Class A	3,593,000	37,977,469
Swire Properties Ltd.	31,000	114,327
Techtronic Industries Co. Ltd.	36,000	199,940
WH Group Ltd. (2)	218,000	176,403
Wharf Holdings Ltd.	33,000	105,677
Wharf Real Estate Investment Co. Ltd.	33,000	234,325
Wheelock & Co. Ltd.	21,000	145,940
Yue Yuen Industrial Holdings Ltd.	20,500	57,783

		354,603,663

India - 1.40%
Asian Paints Ltd.	1,182,213	21,821,644
HDFC Bank Ltd. - ADR	380,171	39,925,559
Housing Development Finance Corp. Ltd.	642,801	17,911,381
Mahindra & Mahindra Ltd. - GDR	1,427,108	18,623,759
MakeMyTrip Ltd. (1)	205,500	7,428,825

		105,711,168

Indonesia - 0.36%
Bank Negara Indonesia Persero Tbk PT	54,888,200	26,969,869

Ireland - 2.17%
Accenture Plc	284,004	46,460,214
AerCap Holdings NV (1)	4,148	224,614
AIB Group Plc	20,324	110,063
Bank of Ireland Group Plc	25,790	200,140
CRH Plc	21,314	749,707
DCC Plc	2,300	208,562
ICON Plc (1)	228,988	30,347,780
James Hardie Industries Plc	11,204	187,847
Kerry Group Plc	3,900	408,077

Kingspan Group Plc	186,987	9,363,435
Medtronic Plc	263,525	22,560,375
Paddy Power Plc	2,167	240,409
Perrigo Co. Plc	306,685	22,360,403
Ryanair Holdings Plc - ADR (1)	261,228	29,840,074
Smurfit Kappa Group Plc	5,773	233,063

		163,494,763

Isle Of Man - 0.00% (3)
GVC Holdings Plc	14,076	194,642

Israel - 0.03%
Azrieli Group Ltd.	1,044	51,893
Bank Hapoalim BM	27,571	186,910
Bank Leumi Le-Israel BM	40,793	241,376
Bezeq The Israeli telecommunication Corp. Ltd.	54,900	61,872
Check Point Software Technologies Ltd. (1)	3,250	317,460
Elbit Systems Ltd.	570	67,112
Frutarom Industries Ltd.	993	97,662
Israel Chemicals Ltd.	18,443	84,499
Mizrahi Tefahot Bank Ltd.	3,436	63,214
Nice Ltd. (1)	1,550	160,419
Teva Pharmaceutical Industries Ltd. - ADR	25,448	618,895

		1,951,312

Italy - 3.24%
Assicurazioni Generali SpA	31,636	528,890
Atlantia SpA	12,722	375,073
Davide Campari-Milano SpA	14,294	117,324
Enel SpA	10,268,894	56,901,876
Eni SpA	5,959,920	110,505,238
Ferrari NV	212,654	28,744,305
FinecoBank Banca Fineco SpA	891,925	10,040,465
Intesa Sanpaolo SpA	349,139	1,010,155
Intesa Sanpaolo SpA - Savings Share	24,329	73,510
Leonardo SpA	7,613	74,930
Luxottica Group SpA	332,145	21,385,426
Mediobanca Banca di Credito Finanziario SpA	16,732	154,772
Moncler SpA	4,605	208,952
Pirelli & C SpA (1) (2)	9,838	81,923
Poste Italiane SpA (2)	14,292	119,290
Prysmian SpA	5,420	134,486
Recordati SpA	2,767	109,643

Saipem SpA (1)	303,269	1,390,845
Snam SpA	61,967	258,242
Telecom Italia SpA (1)	7,240,479	5,364,343
Telecom Italia SpA - Savings Share	157,142	102,265
Terna Rete Elettrica Nazionale SpA	37,857	204,454
UniCredit SpA	373,908	6,197,312

		244,083,719

Japan - 16.08%
ABC-Mart, Inc.	700	38,260
Acom Co. Ltd.	10,200	39,158
Advantest Corp.	627,000	13,005,792
Aeon Co. Ltd.	15,200	325,162
Aeon Financial Service Co. Ltd.	2,800	59,679
Aeon Mall Co. Ltd.	2,600	46,642
Air Water, Inc.	3,800	69,690
Aisin Seiki Co.	4,200	191,237
Ajinomoto Co., Inc.	12,965	245,415
Alfresa Holdings Corp.	4,800	112,715
Alps Electric Co.	1,452,700	37,308,774
Amada Holdings Co.	8,700	83,497
ANA Holdings, Inc.	2,900	106,409
Aozora Bank Ltd.	3,100	117,650
Asahi Glass Co. Ltd.	4,700	182,811
Asahi Group Holdings Ltd.	9,500	487,233
Asahi Kasei Corp.	31,700	402,002
Asics Corp.	3,800	64,148
Astellas Pharma, Inc.	49,900	759,407
Bandai Namco Holdings	4,900	201,838
Bank of Kyoto Ltd.	1,500	69,257
Benesse Holdings, Inc.	1,900	67,378
Bridgestone Corp.	16,000	625,006
Brother Industries Ltd.	5,700	112,296
Calbee, Inc.	1,900	71,473
Canon, Inc.	391,900	12,851,008
Casio Computer Co. Ltd.	4,700	76,333
Central Japan Railway Co.	3,800	786,711
Century Tokyo Leasing Corp.	1,000	56,609
Chiba Bank Ltd.	15,400	108,615
Chubu Electric Power Co., Inc.	16,600	248,907
Chugai Pharmaceutical Co. Ltd.	5,600	293,219

Chugoku Electric Power Co., Inc.	6,800	87,843
Coca-Cola Bottlers Japan Holdings, Inc.	3,700	148,035
Concordia Financial Group Ltd.	27,900	141,783
Credit Saison Co. Ltd.	4,300	67,557
CyberAgent, Inc.	2,500	149,933
CYBERDYNE, Inc. (1)	2,800	32,736
Dai Nippon Printing Co. Ltd.	6,900	154,192
Daicel Corp.	7,200	79,537
Daifuku Co. Ltd.	2,600	113,598
Dai-ichi Life Holdings, Inc.	428,800	7,631,631
Daiichi Sankyo Co. Ltd.	14,500	553,951
Daikin Industries Ltd.	6,300	752,932
Daito Trust Construction Co. Ltd.	1,800	292,813
Daiwa House Industry Co. Ltd.	14,200	483,110
Daiwa House REIT Investment Corp.	42	99,748
Daiwa Securities Group, Inc.	41,900	242,847
DeNA Co. Ltd.	2,800	52,432
Denso Corp.	253,300	12,359,579
Dentsu, Inc.	5,500	260,358
Disco Corp.	700	119,170
Don Quijote Holdings Co. Ltd.	2,900	139,196
East Japan Railway Co.	466,100	44,636,254
Eisai Co. Ltd.	6,400	450,496
Electric Power Development Co. Ltd.	3,800	98,079
FamilyMart UNY Holdings Co. Ltd.	1,950	205,344
FANUC Corp.	142,200	28,185,720
Fast Retailing Co. Ltd.	1,500	687,504
Fuji Electric Co. Ltd.	16,000	121,538
FUJIFILM Holdings Corp.	352,800	13,760,145
Fujitsu Ltd.	3,609,000	21,839,924
Fukuoka Financial Group, Inc.	20,000	100,366
Hakuhodo DY Holdings, Inc.	5,900	94,600
Hamamatsu Photonics KK	3,600	154,539
Hankyu Hanshin Holdings, Inc.	6,000	241,015
Hikari Tsushin, Inc.	500	87,750
Hino Motors Ltd.	5,900	62,913
Hirose Electric Co. Ltd.	1,045	129,240
Hisamitsu Pharmaceutical Co., Inc.	1,900	160,095
Hitachi Chemical Co. Ltd.	2,915	58,684
Hitachi Construction Machinery Co. Ltd.	2,700	87,534

Hitachi High-Technologies Corp.	1,680	68,343
Hitachi Ltd.	123,000	866,533
Hitachi Metals Ltd.	5,300	54,955
Honda Motor Co. Ltd.	1,881,700	55,173,296
Hoshizaki Corp.	1,400	141,487
Hoya Corp.	9,700	550,271
Hulic Co. Ltd.	7,300	77,913
Idemitsu Kosan Co. Ltd.	3,600	128,022
IHI Corp.	4,000	139,136
Iida Group Holdings Co. Ltd.	178,900	3,444,102
Inpex Corp.	1,432,200	14,874,661
Isetan Mitsukoshi Holdings Ltd.	8,300	103,550
Isuzu Motors Ltd.	1,714,500	22,729,424
ITOCHU Corp.	218,000	3,942,712
J Front Retailing Co. Ltd.	6,200	94,184
Japan Airlines Co. Ltd.	3,000	106,293
Japan Airport Terminal Co. Ltd.	1,200	56,121
Japan Exchange Group, Inc.	13,100	242,981
Japan Post Bank Co.	11,000	127,892
Japan Post Holdings Co.	41,400	453,072
Japan Prime Realty Investment Corp.	22	79,924
Japan Real Estate Investment Corp.	35	185,151
Japan Retail Fund Investment Corp.	67	120,858
Japan Tobacco, Inc.	1,122,700	31,375,443
JFE Holdings, Inc.	13,400	253,095
JGC Corp.	5,100	102,587
JSR Corp.	4,800	81,572
JTEKT Corp.	5,400	73,297
JXTG Holdings, Inc.	85,850	595,608
Kajima Corp.	24,000	185,440
Kakaku.com, Inc.	934,000	21,031,791
Kamigumi Co. Ltd.	3,000	62,268
Kaneka Corp.	7,000	62,690
Kansai Electric Power Co., Inc.	18,600	271,264
Kansai Paint Co. Ltd.	4,800	99,612
Kao Corp.	216,500	16,501,972
Kawasaki Heavy Industries Ltd.	3,775	111,025
KDDI Corp.	47,500	1,298,883
Keihan Electric Railway Co. Ltd.	2,200	78,878
Keikyu Corp.	5,400	88,449

Keio Corp.	2,800	135,297
Keisei Electric Railway Co. Ltd.	3,600	123,488
Keyence Corp.	82,954	46,787,263
Kikkoman Corp.	3,700	186,808
Kintetsu Group Holdings Co. Ltd.	4,300	175,334
Kirin Holdings Co. Ltd.	21,500	576,305
Kobayashi Pharmaceutical Co. Ltd.	1,200	103,579
Kobe Steel Ltd.	8,100	74,022
Koito Manufacturing Co. Ltd.	2,900	191,554
Komatsu Ltd.	23,200	660,471
Konami Holdings Corp.	2,300	116,867
Konica Minolta, Inc.	11,700	108,510
Kose Corp.	800	172,076
Kubota Corp.	24,700	387,665
Kuraray Co. Ltd.	8,100	111,403
Kurita Water Industries Ltd.	2,400	68,357
Kyocera Corp.	8,500	478,022
Kyowa Hakko Kirin Co. Ltd.	6,300	126,808
Kyushu Electric Power Co., Inc.	9,300	103,841
Kyushu Railway Co.	4,200	128,417
Lawson, Inc.	1,245	77,753
LINE Corp. (1)	1,800	74,317
Lion Corp.	5,800	106,130
LIXIL Group Corp.	7,100	141,897
M3, Inc.	5,300	210,772
Mabuchi Motor Co. Ltd.	1,200	56,955
Makita Corp.	5,600	250,505
Marubeni Corp.	41,400	315,194
Marui Group Co. Ltd.	5,000	105,175
Maruichi Steel Tube Ltd.	1,500	50,832
Mazda Motor Corp.	15,100	185,226
McDonald’s Holdings Co. Japan Ltd.	1,750	89,239
Mebuki Financial Group, Inc.	21,040	70,576
Medipal Holdings Corp.	4,540	91,196
MEIJI Holdings Co. Ltd.	3,100	261,808
Minebea Co. Ltd.	9,300	156,721
MISUMI Group, Inc.	7,300	212,392
Mitsubishi Chemical Holdings Corp.	33,650	281,004
Mitsubishi Corp.	1,672,900	46,387,966
Mitsubishi Electric Corp.	1,924,000	25,527,474

Mitsubishi Estate Co. Ltd.	30,100	525,453
Mitsubishi Gas Chemical Co., Inc.	4,700	106,209
Mitsubishi Heavy Industries Ltd.	8,040	292,265
Mitsubishi Materials Corp.	3,000	82,305
Mitsubishi Motors Corp.	17,200	137,106
Mitsubishi Tanabe Pharma Corp.	6,490	112,051
Mitsubishi UFJ Financial Group, Inc.	2,226,600	12,613,432
Mitsubishi UFJ Lease & Finance Co. Ltd.	11,400	69,886
Mitsui & Co. Ltd.	44,800	746,023
Mitsui Chemicals, Inc.	4,700	124,920
Mitsui Fudosan Co. Ltd.	22,900	551,621
Mitsui OSK Lines Ltd.	3,800	91,383
Mizuho Financial Group, Inc.	633,100	1,066,448
MS&AD Insurance Group Holdings, Inc.	1,082,640	33,625,282
Murata Manufacturing Co. Ltd.	4,600	772,231
Nabtesco Corp.	2,700	82,957
Nagoya Railroad Co. Ltd.	4,900	126,394
NEC Corp.	6,785	185,935
Nexon Co. Ltd. (1)	1,249,700	18,132,355
NGK Insulators Ltd.	6,500	115,493
NGK Spark Plug Co. Ltd.	4,000	113,715
NH Foods Ltd.	2,150	86,916
Nidec Corp.	107,700	16,110,809
Nikon Corp.	8,200	130,318
Nintendo Co. Ltd.	2,900	946,645
Nippon Building Fund, Inc.	34	196,121
Nippon Electric Glass Co. Ltd.	2,200	60,984
Nippon Express Co. Ltd.	2,000	144,925
Nippon Paint Holdings Co. Ltd.	4,000	172,021
Nippon Prologis Real Estate Investment Trust, Inc.	44	91,318
Nippon Steel & Sumitomo Metal Corp.	20,000	392,143
Nippon Telegraph & Telephone Corp.	18,200	826,790
Nippon Yusen KK	3,900	77,266
Nissan Chemical Industries Ltd.	3,200	149,063
Nissan Motor Co. Ltd.	60,900	592,569
Nisshin Seifun Group, Inc.	5,300	112,302
Nissin Foods Holdings Co. Ltd.	1,400	101,436
Nitori Holdings Co. Ltd.	2,000	311,156
Nitto Denko Corp.	4,200	317,089
NOK Corp.	1,800	34,766

Nomura Holdings, Inc.	7,341,200	35,524,489
Nomura Real Estate Holdings, Inc.	3,000	66,423
Nomura Real Estate Master Fund, Inc.	102	143,997
Nomura Research Institute Ltd.	2,848	137,790
NSK Ltd.	9,000	92,636
NTT Data Corp.	15,800	181,747
NTT DOCOMO, Inc.	35,800	912,269
Obayashi Corp.	17,000	176,518
Obic Co. Ltd.	1,700	140,448
Odakyu Electric Railway Co. Ltd.	7,300	156,555
Oji Holdings Corp.	21,850	135,404
Olympus Corp.	441,800	16,526,693
Omron Corp.	456,000	21,242,238
Ono Pharmaceutical Co. Ltd.	9,800	229,426
Oracle Corp.	1,000	81,505
Oriental Land Co. Ltd.	5,000	524,233
ORIX Corp.	34,600	545,369
Osaka Gas Co. Ltd.	9,700	200,848
Otsuka Corp.	2,700	105,698
Otsuka Holdings Co. Ltd.	10,030	485,178
Panasonic Corp.	3,895,965	52,534,843
Park24 Co. Ltd.	3,200	87,026
Persol Holdings Co. Ltd.	4,300	95,763
Pigeon Corp.	501,800	24,386,047
Pola Orbis Holdings, Inc.	2,200	96,680
Rakuten, Inc.	21,500	145,118
Recruit Holdings Co. Ltd.	28,100	776,084
Renesas Electronics Corp. (1)	20,800	203,337
Resona Holdings, Inc.	54,900	292,605
Ricoh Co. Ltd.	16,800	153,850
Rinnai Corp.	800	70,505
Rohm Co. Ltd.	2,300	192,198
Ryohin Keikaku Co. Ltd.	600	210,794
Sankyo Co. Ltd.	1,100	43,015
Santen Pharmaceutical Co. Ltd.	9,200	160,047
SBI Holdings, Inc.	5,825	149,355
Secom Co. Ltd.	5,400	414,093
Sega Sammy Holdings, Inc.	4,400	75,308
Seibu Holdings, Inc.	5,800	97,670
Seiko Epson Corp.	7,700	133,683

Sekisui Chemical Co. Ltd.	10,000	170,106
Sekisui House Ltd.	1,994,000	35,242,723
Seven & i Holdings Co. Ltd.	19,200	837,421
Seven Bank Ltd.	13,300	40,613
SG Holdings Co. Ltd.	2,400	52,504
Sharp Corp.	4,305	104,709
Shimadzu Corp.	6,400	193,094
Shimamura Co. Ltd.	600	52,751
Shimano, Inc.	120,700	17,712,080
Shimizu Corp.	14,100	145,936
Shin-Etsu Chemical Co. Ltd.	9,395	834,919
Shinsei Bank Ltd.	4,600	70,580
Shionogi & Co. Ltd.	7,100	364,329
Shiseido Co. Ltd.	483,000	38,328,943
Shizuoka Bank Ltd.	11,500	103,400
Showa Shell Sekiyu KK	5,000	74,494
SMC Corp.	65,300	23,905,730
SoftBank Group Corp.	184,100	13,146,241
Sohgo Security Services Co. Ltd.	1,700	79,981
Sompo Holdings, Inc.	9,050	365,167
Sony Corp.	301,700	15,451,372
Sony Financial Holdings, Inc.	4,700	89,550
Stanley Electric Co. Ltd.	3,400	115,770
Start Today Co. Ltd.	5,100	184,521
Subaru Corp.	16,200	471,177
Sugi Holdings Co. Ltd.	146,600	8,481,519
Sumco Corp.	5,700	114,481
Sumitomo Chemical Co. Ltd.	38,000	214,914
Sumitomo Corp.	30,000	491,995
Sumitomo Dainippon Pharma Co. Ltd.	4,700	99,339
Sumitomo Electric Industries Ltd.	2,333,100	34,699,331
Sumitomo Heavy Industries Ltd.	2,700	90,971
Sumitomo Metal Mining Co. Ltd.	6,200	236,634
Sumitomo Mitsui Financial Group, Inc.	1,537,200	59,960,019
Sumitomo Mitsui Trust Holdings, Inc.	1,126,200	44,432,671
Sumitomo Realty & Development Co. Ltd.	9,000	331,425
Sumitomo Rubber Industries Ltd.	4,400	69,744
Sundrug Co. Ltd.	1,800	72,921
Suntory Beverage & Food Ltd.	3,610	154,337
Suruga Bank Ltd.	600,400	5,347,989

Suzuken Co. Ltd.	1,955	82,676
Suzuki Motor Corp.	8,600	473,930
Sysmex Corp.	296,750	27,649,585
T&D Holdings, Inc.	14,300	214,472
Taiheiyo Cement Corp.	3,100	101,979
Taisei Corp.	5,500	302,882
Taisho Pharmaceutical Holdings Co. Ltd.	860	100,606
Taiyo Nippon Sanso Corp.	2,800	40,083
Takashimaya Co. Ltd.	3,360,000	28,746,149
Takeda Pharmaceutical Co. Ltd.	892,600	37,549,983
TDK Corp.	3,200	325,833
Teijin Ltd.	5,800	106,243
Terumo Corp.	7,900	452,258
THK Co. Ltd.	2,800	79,945
Tobu Railway Co. Ltd.	5,100	155,867
Toho Co. Ltd.	2,900	97,133
Toho Gas Co. Ltd.	1,900	65,820
Tohoku Electric Power Co., Inc.	11,200	136,843
Tokio Marine Holdings, Inc.	814,800	38,118,990
Tokyo Electric Power Co., Inc. (1)	39,600	184,360
Tokyo Electron Ltd.	4,000	686,613
Tokyo Gas Co. Ltd.	10,300	273,488
Tokyo Tatemono Co. Ltd.	5,300	72,699
Tokyu Corp.	12,700	218,544
Tokyu Fudosan Holdings Corp.	12,800	90,291
Toppan Printing Co. Ltd.	13,000	101,700
Toray Industries, Inc.	34,800	274,672
Toshiba Corp. (1)	171,000	513,351
Tosoh Corp.	6,600	102,050
TOTO Ltd.	3,600	166,629
Toyo Seikan Group Holdings Ltd.	3,900	68,444
Toyo Suisan Kaisha Ltd.	2,650	94,548
Toyoda Gosei Co. Ltd.	1,700	43,026
Toyota Industries Corp.	4,000	223,903
Toyota Motor Corp.	128,094	8,283,710
Toyota Tsusho Corp.	5,535	184,962
Trend Micro, Inc.	2,900	165,089
Tsuruha Holdings, Inc.	900	112,728
Unicharm Corp.	10,300	309,662
United Urban Investment Corp.	83	128,975

USS Co. Ltd.	5,400	102,668
West Japan Railway Co.	79,900	5,882,587
Yahoo Japan Corp.	34,900	115,619
Yakult Honsha Co. Ltd.	2,800	187,211
Yamada Denki Co. Ltd.	16,540	82,162
Yamaguchi Financial Group, Inc.	6,000	67,498
Yamaha Corp.	3,400	176,452
Yamaha Motor Co. Ltd.	7,150	179,492
Yamato Holdings Co. Ltd.	8,500	250,178
Yamazaki Baking Co. Ltd.	3,000	78,661
Yaskawa Electric Corp.	6,300	221,855
Yokogawa Electric Corp.	5,600	99,440
Yokohama Rubber Co. Ltd.	3,000	62,226

		1,211,841,783

Jersey - 0.00% (3)
Randgold Resources Ltd.	2,412	185,645

Luxembourg - 0.02%
ArcelorMittal	17,537	511,656
Eurofins Scientific SE	294	163,056
Millicom International Cellular SA	1,660	97,562
RTL Group SA	1,008	68,309
SES SA	9,562	174,791
Tenaris SA	12,140	221,555

		1,236,929

Macau - 0.01%
MGM China Holdings Ltd.	24,000	55,494
Sands China Ltd.	63,600	339,076
Wynn Macau Ltd.	40,800	130,749

		525,319

Malaysia - 0.20%
Public Bank Bhd	2,627,000	15,196,969

Mexico - 0.80%
Fresnillo Plc	5,496	82,823
Grupo Aeroportuario del Centro Norte SAB de CV	1,065,300	5,563,521
Grupo Aeroportuario del Pacifico SAB de CV - ADR	66,035	6,135,312
Grupo Mexico SAB de CV	1,440,500	4,082,816
Mexichem SAB de CV	2,601,100	7,515,067
Wal-Mart de Mexico SAB de CV	14,016,412	36,995,522

		60,375,061

Netherlands - 5.28%
ABN AMRO Group NV (2)	11,044	285,618
Aegon NV	46,928	280,189
Akzo Nobel NV	263,853	22,504,649
ASML Holding NV	126,731	25,078,170
Core Laboratories NV	231,122	29,169,908
EXOR NV	2,667	178,469
Heineken Holding NV	2,892	276,580
Heineken NV	6,579	659,141
ING Groep NV	3,848,648	55,245,575
Koninklijke Ahold Delhaize NV	3,485,148	83,217,057
Koninklijke DSM NV	4,605	460,680
Koninklijke KPN NV	3,351,269	9,112,711
Koninklijke Philips NV	24,221	1,026,196
Koninklijke Vopak NV	1,949	89,833
NN Group NV	7,975	323,438
NXP Semiconductors NV (1)	8,722	953,053
OCI NV (1)	444,390	11,933,447
PostNL NV	8,475,022	31,759,900
QIAGEN NV (1)	192,613	6,964,886
QIAGEN NV - Aquis Listed (1)	280,678	10,174,358
Randstad Holding NV	2,930	171,977
Royal Dutch Shell Plc	245,710	8,503,752
Royal Dutch Shell Plc - Class A	1,535,756	53,297,611
Royal Dutch Shell Plc - Class B	1,276,230	45,705,576
Wolters Kluwer NV	7,346	412,675

		397,785,449

New Zealand - 0.01%
a2 Milk Co Ltd. (1)	18,092	140,121
Auckland International Airport Ltd.	24,392	111,918
Fisher & Paykel Healthcare Corp. Ltd.	14,049	141,573
Fletcher Building Ltd.	22,125	103,827
Meridian Energy Ltd.	33,335	70,412
Ryman Healthcare Ltd.	10,240	82,945
Spark New Zealand Ltd.	50,211	126,720

		777,516

Norway - 0.63%
Aker BP ASA	2,657	97,733
DNB ASA	2,328,821	45,349,271
Equinor ASA	30,529	807,265
Gjensidige Forsikring ASA	5,270	86,278

Marine Harvest ASA	10,599	210,739
Norsk Hydro ASA	33,479	199,844
Orkla ASA	20,375	178,258
Schibsted ASA - Class B	2,655	74,900
Telenor ASA	18,909	387,266
Yara International ASA	4,596	190,147

		47,581,701

Philippines - 0.08%
Puregold Price Club, Inc.	6,719,620	5,866,360

Portugal - 0.24%
EDP - Energias de Portugal SA	65,869	261,073
Galp Energia SGPS SA	14,346	272,913
Jeronimo Martins SGPS SA	1,195,646	17,222,688

		17,756,674

Republic of Korea - 0.95%
Hana Financial Group, Inc.	185,311	7,116,082
NAVER Corp.	13,104	8,967,129
POSCO	35,820	10,569,047
Samsung Electronic Co. Ltd.	300,846	12,602,313
Samsung Fire & Marine Insurance Co. Ltd.	80,372	19,043,390
Samsung SDI Co. Ltd.	68,396	13,118,929

		71,416,890

Singapore - 2.51%
Ascendas Real Estate Investment Trust	66,700	129,167
CapitaLand Commercial Trust	69,051	84,085
CapitaLand Ltd.	68,300	158,080
CapitaLand Mall Trust	68,200	103,667
City Developments Ltd.	11,100	88,910
ComfortDelGro Corp. Ltd.	60,600	104,292
DBS Group Holdings Ltd.	2,569,900	49,976,901
Genting Singapore Ltd.	148,400	132,879
Golden Agri-Resources Ltd.	166,500	37,176
Jardine Cycle & Carriage Ltd.	3,100	72,425
Keppel Corp. Ltd.	38,500	201,401
Oversea-Chinese Banking Corp. Ltd.	80,700	687,383
SATS Ltd.	17,700	64,834
Sembcorp Industries Ltd.	24,200	48,750
Singapore Airlines Ltd.	13,500	105,725
Singapore Exchange Ltd.	19,200	100,894
Singapore Press Holdings Ltd.	24,965	47,575

Singapore Technologies Engineering Ltd.	54,900	132,333
Singapore Telecommunications Ltd.	27,670,100	62,473,481
Suntec Real Estate Investment Trust	65,700	83,304
United Overseas Bank Ltd.	3,203,325	62,781,112
UOL Group Ltd.	13,419	74,937
Venture Corp. Ltd.	6,700	87,536
Wilmar International Ltd.	4,945,600	11,090,108

		188,866,955

South Africa - 0.87%
Clicks Group Ltd.	1,504,830	21,486,585
Investec Plc	18,187	128,596
Mediclinic International Plc	10,009	69,341
Naspers Ltd.	174,683	44,045,241

		65,729,763

Spain - 3.88%
ACS Actividades Co.	6,835	275,765
Aena SA (2)	1,719	311,220
Amadeus IT Group SA	299,458	23,547,146
Banco Bilbao Vizcaya Argentaria SA	5,384,593	37,975,255
Banco de Sabadell SA	148,528	248,014
Banco Santander	2,945,235	15,740,734
Bankia SA	5,371,097	20,029,220
Bankinter SA	1,326,078	12,866,952
CaixaBank SA	3,204,281	13,792,156
Distribuidora Internacional de Alimentacion SA	1,792,477	5,207,040
Enagas SA	3,223	94,003
Endesa SA	8,592	188,952
Ferrovial SA	12,537	256,540
Gas Natural SDG SA	9,286	245,484
Grifols SA	7,486	224,377
Iberdrola SA	4,696,294	36,216,724
Industria de Diseno Textil SA	1,539,725	52,434,040
Mapfre SA	28,942	86,992
Red Electrica Corp. SA	11,361	230,811
Repsol SA	34,743	678,152
Siemens Gamesa Renewable Energy SA	8,280	110,680
Telefonica SA	8,439,941	71,633,555

		292,393,812

Sweden - 2.74%
Alfa Laval AB	7,221	170,472
Assa Abloy AB	25,598	542,975
Atlas Copco AB - Class A	1,598,830	46,303,001
Atlas Copco AB - Class B	9,935	258,825
Boliden AB	7,015	226,399
Electrolux AB	6,230	141,381
Epiroc AB - Class A (1)	1,564,729	16,419,893
Epiroc AB - Class B (1)	9,597	87,862
Essity AB	15,353	377,708
Hennes & Mauritz AB	23,004	342,416
Hexagon AB	404,884	22,498,256
Husqvarna AB - Class B	10,443	98,792
ICA Gruppen AB	2,239	68,499
Industrivarden AB	4,108	79,244
Investor AB	469,809	19,030,374
Kinnevik AB	5,999	204,429
L E Lundbergforetagen AB	1,994	61,032
Lundin Petroleum AB	4,771	151,432
Nordea Bank AB	79,727	764,788
Sandvik AB	28,878	510,014
Securitas AB	7,875	129,135
Skandinaviska Enskilda Banken AB	43,458	411,303
Skanska AB	8,996	162,834
SKF AB	9,808	181,568
Spotify Technology SA (1)	122,808	20,661,218
Svenska Handelsbanken AB	1,730,116	19,161,812
Swedbank AB	23,770	506,449
Swedish Match AB	4,522	223,485
Tele2 AB	8,802	103,093
Telefonaktiebolaget LM Ericsson - Class B	2,206,772	17,001,421
TeliaSonera AB	8,585,055	39,129,733
Volvo AB	39,896	634,072

		206,643,915

Switzerland - 7.05%
ABB Ltd.	1,645,606	35,897,139
Adecco SA	673,185	39,727,406
Baloise Holding AG	1,249	181,176
Barry Callebaut AG	57	102,139
Chocoladefabriken Lindt & Spruengli AG	27	175,004
Chocoladefabriken Lindt & Spruengli AG - REG	3	227,904
Chubb Ltd.	288,808	36,684,392

Cie Financiere Richemont SA	326,692	27,616,734
Clariant AG	5,582	133,569
Coca-Cola HBC AG	5,238	174,345
Credit Suisse Group AG	800,824	11,974,784
Dufry AG	827	105,180
EMS-Chemie Holding AG	201	128,601
Ferguson Plc	5,935	480,170
Geberit AG	940	402,474
Givaudan SA	234	529,967
Glencore Plc	302,897	1,438,090
Julius Baer Group Ltd.	259,876	15,221,319
Kuehne & Nagel International AG	1,328	199,361
LafargeHolcim Ltd.	12,777	621,247
Lonza Group AG	1,869	493,877
Nestle SA	829,500	64,286,954
Novartis AG	1,101,690	83,454,057
Novartis AG - Sponsored ADR	385,155	29,094,609
Pargesa Holding SA	862	72,961
Partners Group Holding AG	427	312,157
Roche Holding AG	377,027	83,646,523
Schindler Holding AG	582	122,258
Schindler Holding AG - Participation Certificate	101,379	21,766,365
SGS SA	134	356,064
Sika AG	175,079	24,190,597
Sonova Holding AG	1,419	253,836
STMicroelectronics NV	17,576	390,246
Straumann Holding AG	252	191,113
Swatch Group AG - BR	778	368,291
Swatch Group AG - REG	1,654	142,818
Swiss Life Holding AG	925	320,745
Swiss Prime Site	1,887	173,377
Swiss Re AG	8,217	717,417
Swisscom AG	672	299,936
Temenos AG	1,481	222,723
u-blox Holding AG	36,013	7,135,913
UBS Group AG	821,763	12,597,925
Vifor Pharma AG	1,171	186,791
Zurich Insurance Group AG	95,646	28,285,398

		531,103,952

Taiwan - 1.64%
Compal Electronics, Inc.	5,014,000	3,154,697
Hon Hai Precision Industry Co. Ltd.	1,093,000	2,978,499
Hon Hai Precision Industry Co. Ltd. - GDR	2,330,583	12,604,098
Taiwan Semiconductor Manufacturing Co. Ltd.	3,705,000	26,309,499
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2,148,792	78,559,836

		123,606,629

Thailand - 0.10%
Thai Beverage Plc	13,992,400	7,390,195

United Arab Emirates - 0.00% (3)
NMC Health Plc	2,557	120,352

United Kingdom - 14.52%
3I Group Plc	25,571	302,738
Admiral Group Plc	4,945	124,279
Anglo American Plc	27,651	613,877
Ashtead Group Plc	12,451	370,782
ASOS Plc (1)	202,455	16,239,484
Associated British Foods Plc	9,015	325,065
AstraZeneca Plc	825,666	57,108,936
Auto Trader Group Plc (2)	3,733,562	20,924,336
Aviva Plc	1,476,499	9,796,691
Babcock International Group Plc	6,703	72,020
BAE Systems Plc	1,419,846	12,079,057
Barclays Plc	4,042,073	9,990,922
Barratt Developments Plc	27,055	183,403
Berkeley Group Holdings Plc	3,154	157,110
BP Plc	13,072,539	99,462,540
British American Tobacco Plc	60,386	3,041,844
British American Tobacco Plc - ADR	291,845	14,723,580
British Land Co. Plc	24,389	215,769
BT Group Plc	222,147	637,283
Bunzl Plc	8,450	255,199
Burberry Group Plc	615,955	17,505,761
Centrica Plc	148,682	308,720
CNH Industrial NV	26,061	275,295
Coca-Cola European Partners Plc	5,454	221,651
Compass Group Plc	1,781,486	37,973,461
ConvaTec Group Plc (2)	35,918	100,274
Croda International Plc	3,297	208,295
Diageo Plc	775,784	27,870,710
Direct Line Insurance Group Plc	35,619	160,737

easyJet Plc	3,908	85,975
Experian Plc	1,745,877	43,068,347
Fiat Chrysler Automobiles NV (1)	27,538	519,484
G4S Plc	40,053	141,084
GlaxoSmithKline Plc	1,761,042	35,504,229
Hammerson Plc	20,937	143,888
Hargreaves Lansdown Plc	1,482,827	38,437,376
HomeServe Plc	969,474	11,466,804
HSBC Holdings Plc	5,517,073	51,553,418
Imperial Tobacco Group Plc	180,067	6,687,342
Informa Plc	33,120	364,057
InterContinental Hotels Group Plc	4,571	284,157
International Consolidated Airlines Group SA	17,583	153,870
Intertek Group Plc	276,928	20,822,354
ITV Plc	94,045	215,009
J Sainsbury Plc	3,520,014	14,895,877
John Wood Group Plc	3,504,281	28,938,321
Johnson Matthey Plc	432,090	20,574,601
Jupiter Fund Management Plc	2,112,375	12,384,661
Kingfisher Plc	8,161,991	31,918,327
Land Securities Group Plc	19,018	239,595
Legal & General Group Plc	155,918	545,375
Lloyds Banking Group Plc	46,357,063	38,463,233
London Stock Exchange Group Plc	7,991	470,426
Marks & Spencer Group Plc	42,280	164,235
Meggitt Plc	20,813	135,060
Melrose Industries Plc	121,204	339,135
Merlin Entertainments Plc (2)	17,678	90,135
Micro Focus International Plc	11,197	194,283
Mondi Plc	9,379	253,027
National Grid Plc	1,461,884	16,155,362
Next Plc	3,646	290,217
Pearson Plc	20,839	242,684
Persimmon Plc	8,123	270,574
Prudential Plc	65,670	1,497,033
Quilter Plc (1)(2)	22,085	42,239
Reckitt Benckiser Group Plc	16,971	1,394,418
RELX NV	24,243	515,379
RELX Plc	27,008	576,754
Rightmove Plc	451,116	31,534,082

Rio Tinto Ltd.	10,503	648,931
Rio Tinto Plc	31,542	1,738,546
Rolls-Royce Holdings Plc (1)	43,244	563,256
Royal Bank of Scotland Group Plc (1)	14,910,301	50,195,973
Royal Mail Plc	23,984	159,564
RSA Insurance Group Plc	26,349	235,647
Sage Group Plc	28,009	231,332
Schroders Plc	3,057	126,856
Segro Plc	25,225	222,153
Severn Trent Plc	5,811	151,515
Sky Plc	26,376	507,970
Smith & Nephew Plc	22,124	407,531
Smiths Group Plc	11,805	263,693
SSE Plc	1,368,066	24,420,711
St James’s Place Plc	13,549	204,429
Standard Chartered Plc	1,474,451	13,393,036
Standard Life Aberdeen Plc	70,439	301,633
Taylor Wimpey Plc	87,126	205,096
Tesco Plc	35,630,801	120,560,125
Travis Perkins Plc	977,624	18,319,361
Unilever NV	39,171	2,182,493
Unilever Plc	31,265	1,727,091
Unilever Plc - ADR	572,720	31,659,962
United Utilities Group Plc	18,279	183,764
Vodafone Group Plc	6,747,714	16,344,915
Weir Group Plc	914,582	24,018,955
Whitbread Plc	4,559	237,649
Willis Towers Watson Plc	48,335	7,327,586
WM Morrison Supermarkets Plc	57,685	191,341
WPP Plc	2,196,481	34,510,157

		1,094,063,517

United States - 1.66%
Amdocs Ltd.	367,612	24,332,238
Carnival Plc	4,550	260,055
Mettler-Toledo International, Inc. (1)	77,642	44,925,990
Mylan (1)	472,535	17,077,415
News Corp. - Class A	436,340	6,763,270
Schlumberger Ltd.	448,890	30,089,097
Shire Plc	23,099	1,301,370

		124,749,435

Total Common Stocks (Cost $6,717,395,703)		$7,229,006,505
PREFERRED STOCKS - 0.25%
Germany - 0.25%
Bayerische Motoren Werke AG	1,340	$106,594
Fuchs Petrolub SE	1,593	78,386
Henkel AG & Co. KGaA	4,471	570,495
Porsche Automobil Holding SE	4,303	273,222
Sartorius AG	874	130,113
Schaeffler AG	6,069	78,771
Volkswagen AG	108,392	17,907,494

Total Preferred Stocks (Cost $17,537,427)		$19,145,075

RIGHTS - 0.00% (3)
Italy - 0.00% (3)
Intesa Sanpaolo, expires 7/17/2018 (1)(5)	342,098	—
Intesa Sanpaolo- Savings Share, expires 7/17/2018 (1)(5)	24,329	—

TOTAL RIGHTS (Cost $–)		$—

SHORT-TERM INVESTMENTS - 2.98%
Money Market Funds - 2.98%
Goldman Sachs Financial Square Government Fund - Class I, 1.81% (4)	112,441,683	112,441,683
JPMorgan U.S. Government Money Market Fund - Class I, 1.79% (4)	112,441,684	112,441,684

Total Short-Term Investments (Cost $224,883,367)		$224,883,367

TOTAL INVESTMENTS IN SECURITIES - 99.17% (Cost $6,959,816,497)		$7,473,034,947
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.83%		62,273,344

TOTAL NET ASSETS - 100.00%		$7,535,308,291

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

GDR Global Depositary Receipt

(1)	Non-income producing security.
(2)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities total $55,444,019, which represents 0.74% of total net assets.

(3)	Amount calculated is less than 0.005%.
(4)	Represents annualized seven-day yield as of the close of the reporting period.
(5)	Security is categorized as Level 3 per the Trust’s fair value hierarchy. These securities represent $0 or 0.00% of the Fund’s net assets.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Bridge Builder Trust and Shareholders of Bridge Builder Core Bond Fund, Bridge Builder Core Plus Bond Fund, Bridge Builder Municipal Bond Fund, Bridge Builder Large Cap Growth Fund, Bridge Builder Large Cap Value Fund, Bridge Builder Small/Mid Cap Growth Fund, Bridge Builder Small/Mid Cap Value Fund and Bridge Builder International Equity Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary schedules of investments, of Bridge Builder Core Bond Fund, Bridge Builder Core Plus Bond Fund, Bridge Builder Municipal Bond Fund, Bridge Builder Large Cap Growth Fund, Bridge Builder Large Cap Value Fund, Bridge Builder Small/Mid Cap Growth Fund, Bridge Builder Small/Mid Cap Value Fund and Bridge Builder International Equity Fund (eight of the funds constituting Bridge Builder Trust, hereafter collectively referred to as the “Funds”) as of June 30, 2018, the related statements of operations for the year ended June 30, 2018, the statements of changes in net assets for each of the two years in the period ended June 30, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (included in Item 1 of this Form N-CSR) and the schedules of investments (included in Item 6 of this Form N-CSR) as of June 30, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended June 30, 2018 and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2018 by correspondence with the custodian, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

August 28, 2018

We have served as the auditor of one or more investment companies in the Bridge Builder Trust since 2013.

(b) Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Bridge Builder Trust

By (Signature and Title)*	/s/ Ryan Robson
Ryan Robson, Principal Executive Officer

Date 8/28/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ryan Robson
Ryan Robson, Principal Executive Officer

Date 8/28/2018

By (Signature and Title)*	/s/ Aaron Masek
Aaron Masek, Principal Financial Officer

Date 8/28/2018

*	Print the name and title of each signing officer under his or her signature.